UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1. Reports to Stockholders.

Annual Report  ■  December 31, 2020

College Retirement
Equities Fund

The annual report contains the audited financial statements.

Account name	Class R1	Class R2	Class R3
Stock Account	QCSTRX	QCSTPX	QCSTIX
Global Equities Account	QCGLRX	QCGLPX	QCGLIX
Growth Account	QCGRRX	QCGRPX	QCGRIX
Equity Index Account	QCEQRX	QCEQPX	QCEQIX
Bond Market Account	QCBMRX	QCBMPX	QCBMIX
Inflation-Linked Bond Account	QCILRX	QCILPX	QCILIX
Social Choice Account	QCSCRX	QCSCPX	QCSCIX
Money Market Account	QCMMRX	QCMMPX	QCMMIX

As permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the CREF Accounts’ (the “Accounts”) annual and semiannual reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on Teachers Insurance and Annuity Association of America’s (“TIAA”) website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive reports and other communications from the Accounts electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you hold your Account units through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker-dealer or bank) through which you hold Account units.

If you invest in the Accounts through a TIAA Account, you may elect to receive all future reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 877-518-9161 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your reports. Your election to receive reports in paper will apply to all funds held through your financial intermediary or, if you invest through a TIAA Account, to all funds held with the Accounts and any other investment companies within the same group of related investment companies.

Understanding this report

This annual report contains information about the CREF variable annuity accounts and describes their results for the twelve months ended December 31, 2020. The report contains four main sections:

•	A letter to participants from Liza M. Tyler, Principal Executive Officer, CREF; Senior Managing Director, Head of Variable Annuities.
•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of December 31, 2020.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any account, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 877-518-9161. We urge you to read the prospectus carefully before investing.

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Letter to CREF participants

Domestic and international stock markets experienced steep declines in the early months of the COVID-19 pandemic but rallied to post solid gains for the full year. The U.S. economy contracted sharply in the spring of 2020, shaken by the virus and measures imposed to limit its spread. But a powerful recovery that began in the summer months helped the economy regain a great deal of lost ground. Most international economies also experienced a contraction, followed by growth later in the period. Responding to the economic challenge, the U.S. Federal Reserve lowered the federal funds target rate to 0.00%–0.25% in March 2020. The European Central Bank authorized a new bond-buying program to support its economies, and the Bank of England lowered its benchmark interest rate.

•	The five CREF accounts with significant exposure to U.S. stocks recorded solid gains, ranging from a return of 13.3% for the Social Choice Account to an advance of 40.4% for the Growth Account.
•	Among fixed-income categories, the Bond Market Account gained 7.7% while the Inflation-Linked Bond Account returned 7.8%.
•	Four of the accounts equaled or exceeded the performance of their respective benchmarks, while four underperformed. All account returns are for Class R1.

CREF performance review

For the twelve-month period, all eight CREF accounts posted positive returns. In general, stocks outperformed bonds. Among domestic equities, growth outperformed value shares, and large-cap shares outpaced smaller caps. Domestic stocks generally outperformed international equities.

The Stock Account, which is the largest CREF account in terms of net assets, gained 17.6% but modestly underperformed its composite benchmark. The Growth Account gained 40.4% and outpaced its benchmark due in part to favorable stock and sector allocations. The Global Equities Account powered past its benchmark with a gain of 22.5%. The Equity Index Account returned 20.4% but fell slightly short of its benchmark, primarily due to expenses. The Social Choice Account, which excludes certain stocks due to environmental, social and governance criteria, gained 13.3% but lagged its composite benchmark.

Turning to fixed-income categories, the Bond Market Account outperformed its benchmark with a return of 7.7%. The Inflation-Linked Bond Account advanced 7.8% but fell short of its benchmark, while the Money Market Account matched its benchmark with a return of 0.3%.

For more information regarding the performance of the CREF accounts, please see the commentaries starting on page 10.

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Stocks and bonds rose amid COVID-19 crisis

The domestic equity market, as represented by the broad Russell 3000® Index, gained 20.9% for the twelve months. International stocks, as measured in U.S.-dollar terms by the MSCI EAFE® Index, rose 7.8%. U.S. investment-grade fixed-rate bonds, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, advanced 7.5%. Yields on U.S. Treasury securities of all maturities declined, sending bond prices higher (bond yields move in the opposite direction of prices).

Liza Tyler

Keeping a focus on long-term goals

The events of 2020 should remind investors of two important principles. First, it’s nearly impossible to predict future events or their impact on the financial markets. At the outset, few could have foreseen the true global impact of the COVID-19 pandemic and how it would change the way we conduct our everyday lives. Second, while the market’s initial reaction to the pandemic was severe, the recovery was equally as dramatic, illustrating the importance of adhering to a well-thought-out financial plan that includes a diversified portfolio of asset classes. We believe this can be a prudent strategy to help investors manage through the inevitable ups and downs of the financial markets. Of course, diversification does not guarantee against market losses and past performance cannot guarantee future results.

If you have any questions or concerns about your investments, we suggest that you speak with your financial advisor or call a TIAA financial consultant. To learn more, visit us at TIAA.org or call 800-842-2252. We would be pleased to assist you.

/s/ Liza M. Tyler

Liza M. Tyler

Principal Executive Officer, CREF

Senior Managing Director, Head of Variable Annuities

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Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the CREF accounts’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the CREF accounts’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Account management

The CREF Accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

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About the accounts’ benchmarks

CREF Stock Account

The Account’s composite benchmark is a weighted average of two unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World (ACWI) ex USA Investable Market Index (IMI), which measures the performance of small-, mid- and large-cap stocks in 49 developed- and emerging-markets nations throughout the world, excluding the United States.

The Morningstar Aggressive Target Risk Index is a broad-based securities market index for the Stock Account and has a 95% global equity market exposure and a multi-asset class exposure that is similar to the Stock Account.

CREF Global Equities Account

The Account’s benchmark is the MSCI All Country World Index (ACWI), which measures the performance of large- and mid-capitalization stocks in 23 developed-markets countries and 27 emerging-markets countries.

CREF Growth Account

The Account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The Account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The Account’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

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About the accounts’ benchmarks

CREF Inflation-Linked Bond Account

The Account’s benchmark is the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF Social Choice Account

The Account’s composite benchmark is a weighted average of three unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed-markets nations, excluding the United States.

The Morningstar Moderate Target Risk Index is a broad-based securities market index for the Social Choice Account. The index has a multi-asset class exposure (60% global equity, 40% global fixed income) that is similar to the Social Choice Account.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the accounts’ latest prospectus.

Russell 1000® and Russell 3000 are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

8	2020 Annual Report ■ College Retirement Equities Fund

Important information about expenses

All participants in the CREF Accounts incur ongoing costs, including management fees and other account expenses.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF Accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2020–December 31, 2020).

Actual expenses

The first section in each table uses the Account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second section in the table shows hypothetical account values and expenses based on the Account’s actual expense ratio for each Class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

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CREF Stock Account

Performance for the twelve months ended December 31, 2020

The CREF Stock Account returned 17.64% for the year, compared with the 17.93% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World (ACWI) ex USA Investable Market Index (IMI). (All returns for the Account are for Class R1.)

The U.S. economy contracted sharply early in the period in response to the COVID-19 pandemic, but it then expanded considerably later in the year. The unemployment rate spiked from 3.6% in January 2020 to 14.7% in April, then steadily declined to 6.7% by December. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended December 31, 2020. The Federal Reserve reduced the federal funds target rate twice in March, lowering the key short-term interest-rate measure to 0.00%–0.25%.

The U.S. stock market, as measured by the Russell 3000 Index, saw steep losses during the first months of the pandemic but rallied to an overall gain of 20.89% for the twelve months. International stocks, as measured by the MSCI ACWI ex USA IMI, gained 11.12% in U.S.-dollar terms for the twelve months.

Account advanced but trailed its composite benchmark

The Account’s management team typically uses a combination of three different investment strategies—active management, quantitative management and indexing—which, in turn, invest in both domestic and foreign stocks.

The Account trailed its benchmark for the period. Actively managed U.S. equities—especially large-cap core and large-cap growth—made a positive contribution to the Account’s relative performance versus its benchmark, but not enough to offset underperformance from quantitative strategies, which were the largest detractors. The Account’s actively managed international portfolios were also beneficial, with emerging-markets and certain developed-markets portfolios contributing most to its relative performance.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Stock Account

Performance as of December 31, 2020

Stock Account		Total return	Average annual total return			Estimated annual
	Inception date	1 year	5 years	10 years		operating expenses	*
Class R1	7/31/1952	17.64%	12.52%	10.46%		0.570%
Class R2	4/24/2015	17.84	12.76	10.60	†	0.385
Class R3	4/24/2015	17.91	12.84	10.65	†	0.325
CREF Stock Account Composite Index§	—	17.93	13.52	11.18		—
Broad market index
Morningstar Aggressive Target Risk Index	—	13.26	12.20	9.76		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
§	As of the close of business on December 31, 2020, the CREF Stock Account Composite Benchmark consisted of: 70.0% Russell 3000® Index and 30.0% MSCI ACWI ex USA IMI. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

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CREF Stock Account

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Account’s composite benchmark and a broad market index during the same period. The performance of other classes varies due to differences in expense charges.

Expense example

Six months ended December 31, 2020

Stock Account	Beginning account value (7/1/20)	Ending account value (12/31/20)	Expenses paid during period (7/1/20–12/31/20	* )
Actual return
Class R1	$1,000.00	$1,250.99	$3.00
Class R2	1,000.00	1,252.06	2.04
Class R3	1,000.00	1,252.41	1.70
5% annual hypothetical return
Class R1	1,000.00	1,022.47	2.69
Class R2	1,000.00	1,023.33	1.83
Class R3	1,000.00	1,023.63	1.53

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2020. The Account’s annualized six-month expense ratios for that period were 0.53% for Class R1, 0.36% for Class R2 and 0.30% for Class R3.

For more information about this expense example, please see page 9.

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CREF Stock Account

Actual expenses

Net expense ratio for the one-year period ended 12/31/2020
Class R1	0.52%
Class R2	0.35%
Class R3	0.29%

Account profile

as of 12/31/2020
Net assets	$126.96 billion
Portfolio turnover rate	69%
Number of holdings	9,883
Weighted median market capitalization	$71.43 billion
Price/earnings ratio (weighted 12-month trailing average)†	45.6

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 12/31/2020
Information technology	22.7
Consumer discretionary	13.2
Financials	12.7
Health care	12.3
Industrials	10.0
Communication services	8.8
Consumer staples	6.3
Materials	4.5
Real estate	2.9
Utilities	2.5
Energy	2.4
Short-term investments, other assets & liabilities, net	1.7
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2020
More than $50 billion	56.6
More than $15 billion–$50 billion	21.2
More than $2 billion–$15 billion	18.3
$2 billion or less	3.9
Total	100.0

Holdings by country

% of portfolio investments as of 12/31/2020
United States	67.2
Japan	4.6
China	3.1
United Kingdom	2.8
France	1.9
Germany	1.7
Canada	1.7
Switzerland	1.7
72 other nations	12.8
Short-term investments	2.5
Total	100.0

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CREF Global Equities Account

Performance for the twelve months ended December 31, 2020

The CREF Global Equities Account returned 22.48% for the year, compared with the 16.25% return of its benchmark, the MSCI All Country World Index (ACWI). (All returns for the Account are for Class R1.)

International equities fell early in the period as the COVID-19 pandemic spread around the world. However, stocks in both developed and emerging markets recovered to post solid gains for the twelve months. Most global economies contracted amid early efforts to control the spread of the virus, but they recovered in the following months. The Chinese economy returned to growth year-over-year in the second quarter of 2020, while economies in the 19-nation euro area and the United Kingdom expanded again in the third quarter. Central banks around the world responded aggressively to the pandemic. The U.S. Federal Reserve reduced the federal funds target rate twice in March to 0.00%–0.25%. The European Central Bank expanded its emergency bond-buying program. The Bank of England also increased stimulus efforts and cut its benchmark interest rate to 0.1%.

Of the 50 countries represented in the MSCI ACWI, 25 posted gains in U.S.-dollar terms for the twelve-month period. In local-currency terms, the returns of most countries were lower than—or the same as—their U.S.-dollar returns.

Account surpassed its benchmark

The Account outperformed its benchmark for the twelve months. The leading contributor was an overweight investment in Peloton Interactive, a U.S.-based provider of fitness and cycling equipment. Next were overweight positions in Taiwan Semiconductor Manufacturing and Australian iron ore producer Fortescue Metals Group.

Conversely, some stocks underperformed. Chief among these were overweight positions in Britain’s Lloyds Banking Group, Dutch financial company ING and Italian bank UniCredit.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Global Equities Account

Performance as of December 31, 2020

Global Equities Account		Total return	Average annual total return			Estimated annual
	Inception date	1 year	5 years	10 years		operating expenses	*
Class R1	5/1/1992	22.48%	12.29%	9.90%		0.545%
Class R2	4/24/2015	22.68	12.53	10.04	†	0.360
Class R3	4/24/2015	22.75	12.61	10.09	†	0.300
MSCI All Country World Index	—	16.25	12.26	9.13		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other classes varies due to differences in expense charges.

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CREF Global Equities Account

Expense example

Six months ended December 31, 2020

Global Equities Account	Beginning account value (7/1/20)	Ending account value (12/31/20)	Expenses paid during period (7/1/20–12/31/20	* )
Actual return
Class R1	$1,000.00	$1,277.43	$2.92
Class R2	1,000.00	1,278.52	1.95
Class R3	1,000.00	1,278.88	1.60
5% annual hypothetical return
Class R1	1,000.00	1,022.57	2.59
Class R2	1,000.00	1,023.43	1.73
Class R3	1,000.00	1,023.73	1.42

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2020. The Account’s annualized six-month expense ratios for that period were 0.51% for Class R1, 0.34% for Class R2 and 0.28% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2020

Class R1	0.50%
Class R2	0.33%
Class R3	0.27%

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CREF Global Equities Account

Account profile

as of 12/31/2020
Net assets	$24.37 billion
Portfolio turnover rate	63%
Number of holdings	3,116
Weighted median market capitalization	$91.60 billion
Price/earnings ratio (weighted 12-month trailing average)†	39.9

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 12/31/2020
Information technology	22.2
Consumer discretionary	14.6
Financials	11.7
Health care	11.6
Industrials	9.5
Communication services	9.3
Consumer staples	7.1
Materials	5.8
Utilities	2.9
Energy	1.8
Real estate	1.6
Short-term investments, other assets & liabilities, net	1.9
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2020
More than $50 billion	64.4
More than $15 billion–$50 billion	23.2
More than $2 billion–$15 billion	12.0
$2 billion or less	0.4
Total	100.0

Holdings by country

% of portfolio investments as of 12/31/2020
United States	54.6
Japan	6.7
China	5.0
United Kingdom	4.1
France	3.4
Germany	3.0
Switzerland	2.6
Taiwan	2.2
48 other nations	16.4
Short-term investments	2.0
Total	100.0

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CREF Growth Account

Performance for the twelve months ended December 31, 2020

The CREF Growth Account returned 40.44% for the year, compared with the 38.49% return of its benchmark, the Russell 1000® Growth Index. (All returns for the Account are for Class R1.)

The U.S. economy contracted sharply early in the period in response to the COVID-19 pandemic, but it then expanded considerably later in the year. The unemployment rate spiked from 3.6% in January 2020 to 14.7% in April, then steadily declined to 6.7% by December. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended December 31, 2020. The Federal Reserve reduced the federal funds target rate twice in March, lowering the key short-term interest-rate measure to 0.00%–0.25%.

The U.S. stock market, as measured by the Russell 3000® Index, saw steep losses during the first months of the pandemic but rallied to an overall gain of 20.89% for the twelve months. Growth stocks outpaced value shares, and large-cap stocks surpassed small- and mid-cap shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Account posted a sizeable gain and outperformed its benchmark

Ten of the eleven industry sectors in the Russell 1000 Growth Index advanced for the twelve months. Information technology (up 53.3%)—the benchmark’s largest sector—contributed more than one-half of the index’s return. The next-largest contributors were consumer discretionary (up 62.6%), communication services (up 36.6%) and health care (up 19.4%). Together, these four sectors represented over 80.0% of the benchmark’s total market capitalization on December 31, 2020. Energy (down 18.2%)—the benchmark’s smallest sector after utilities—was the sole decliner as oil and gas prices slumped.

The Account outperformed its benchmark for the period on the strength of several stock and sector allocations. The top contributors to relative performance were an overweight position in PayPal and an out-of-benchmark position in Adyen. Both payment processors benefited from the pandemic-driven surge in e-commerce transactions. Overweight positions in Amazon.com and electric car maker Tesla were also helpful.

These and other favorable security selections were partly offset by stock picks that did not perform as anticipated. The largest detractor was an underweight position in Apple, whose stock price soared amid strong sales of laptop and tablet computers used for remote work and education. The next-largest detractors were out-of-benchmark positions in pharmaceutical firm AstraZeneca and aerospace company Airbus.

18	2020 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Performance as of December 31, 2020

Growth Account		Total return	Average annual total return			Estimated annual
	Inception date	1 year	5 years	10 years		operating expenses	*
Class R1	4/29/1994	40.44%	19.31%	16.53%		0.500%
Class R2	4/24/2015	40.68	19.57	16.68	†	0.315
Class R3	4/24/2015	40.76	19.65	16.73	†	0.255
Russell 1000® Growth Index	—	38.49	21.00	17.21		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2020 Annual Report	19

CREF Growth Account

Expense example

Six months ended December 31, 2020

Growth Account	Beginning account value (7/1/20)	Ending account value (12/31/20)	Expenses paid during period (7/1/20–12/31/20	* )
Actual return
Class R1	$1,000.00	$1,260.35	$2.67
Class R2	1,000.00	1,261.43	1.71
Class R3	1,000.00	1,261.78	1.36
5% annual hypothetical return
Class R1	1,000.00	1,022.77	2.39
Class R2	1,000.00	1,023.63	1.53
Class R3	1,000.00	1,023.93	1.22

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2020. The Account’s annualized six-month expense ratios for that period were 0.47% for Class R1, 0.30% for Class R2 and 0.24% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2020

Class R1	0.47%
Class R2	0.30%
Class R3	0.24%

20	2020 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Account profile

as of 12/31/2020
Net assets	$35.71 billion
Portfolio turnover rate	82%
Number of holdings	499
Weighted median market capitalization	$220.41 billion
Price/earnings ratio (weighted 12-month trailing average)†	52.2

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 12/31/2020
Information technology	40.0
Consumer discretionary	18.1
Communication services	14.2
Health care	13.1
Consumer staples	5.0
Industrials	4.9
Financials	2.6
Real estate	0.8
Materials	0.7
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2020
More than $50 billion	77.5
More than $15 billion–$50 billion	18.5
More than $2 billion–$15 billion	3.9
$2 billion or less	0.1
Total	100.0

College Retirement Equities Fund ■ 2020 Annual Report	21

CREF Equity Index Account

Performance for the twelve months ended December 31, 2020

The CREF Equity Index Account returned 20.35% for the year, compared with the 20.89% return of its benchmark, the Russell 3000® Index. (All returns for the Account are for Class R1.)

For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

The U.S. economy contracted sharply early in the period in response to the COVID-19 pandemic, but it then expanded considerably later in the year. The unemployment rate spiked from 3.6% in January 2020 to 14.7% in April, then steadily declined to 6.7% by December. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended December 31, 2020. The Federal Reserve reduced the federal funds target rate twice in March, lowering the key short-term interest-rate measure to 0.00%–0.25%.

The U.S. stock market, as measured by the Russell 3000 Index, saw steep losses during the first months of the pandemic but rallied to an overall gain of 20.89% for the twelve months. Growth stocks outpaced value shares, and large-cap stocks surpassed small- and mid-cap shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Information technology drove the benchmark’s gain

Seven of the eleven industry sectors in the Russell 3000 Index advanced for the twelve months. Information technology (up 46.1%)—the benchmark’s largest sector—contributed more than one-half of the index’s return. Consumer discretionary (up 46.9%), health care (up 19.0%) and communication services (up 25.8%) were the next-largest contributors. Together, these four sectors represented more than 60.0% of the benchmark’s total market capitalization on December 31, 2020. Energy (down 33.3%) was the worst-performing sector amid a sharp decline in oil prices. Financials (down 2.2%) was the largest detractor, hurt by concerns about banks’ profitability in the low interest-rate environment.

For the twelve-month period, all of the five largest stocks in the Russell 3000 Index posted sizeable gains that exceeded the overall return of the benchmark. Apple led the way, benefiting from strong sales of laptop and tablet computers, followed by Amazon.com, which helped supply essential products as people sheltered in place during the pandemic. Next in line were Microsoft, Facebook and Alphabet (the parent company of Google).

22	2020 Annual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Performance as of December 31, 2020

Equity Index Account			Average annual			Estimated
		Total return	total return			annual
	Inception date	1 year	5 years	10 years		operating expenses	*
Class R1	4/29/1994	20.35%	14.87%	13.29%		0.475%
Class R2	4/24/2015	20.56	15.12	13.43	†	0.290
Class R3	4/24/2015	20.63	15.19	13.48	†	0.230
Russell 3000® Index	—	20.89	15.43	13.79		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2020 Annual Report	23

CREF Equity Index Account

Expense example

Six months ended December 31, 2020

Equity Index Account	Beginning account value (7/1/20)	Ending account value (12/31/20)	Expenses paid during period (7/1/20–12/31/20	* )
Actual return
Class R1	$1,000.00	$1,249.27	$2.54
Class R2	1,000.00	1,250.34	1.58
Class R3	1,000.00	1,250.69	1.24
5% annual hypothetical return
Class R1	1,000.00	1,022.87	2.29
Class R2	1,000.00	1,023.73	1.42
Class R3	1,000.00	1,024.03	1.12

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2020. The Account’s annualized six-month expense ratios for that period were 0.45% for Class R1, 0.28% for Class R2 and 0.22% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2020
Class R1	0.44%
Class R2	0.27%
Class R3	0.21%

24	2020 Annual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Account profile

as of 12/31/2020
Net assets	$21.83 billion
Portfolio turnover rate	3%
Number of holdings	2,765
Weighted median market capitalization	$109.24 billion
Price/earnings ratio (weighted 12-month trailing average)†	47.2

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 12/31/2020
Information technology	27.0
Health care	13.9
Consumer discretionary	12.3
Financials	10.7
Communication services	9.8
Industrials	9.2
Consumer staples	5.8
Real estate	3.2
Materials	2.8
Utilities	2.6
Energy	2.1
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2020
More than $50 billion	64.3
More than $15 billion–$50 billion	19.6
More than $2 billion–$15 billion	13.8
$2 billion or less	2.3
Total	100.0

College Retirement Equities Fund ■ 2020 Annual Report	25

CREF Bond Market Account

Performance for the twelve months ended December 31, 2020

The CREF Bond Market Account returned 7.67% for the year, compared with the 7.51% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. (All returns for the Account are for Class R1.)

The U.S. economy contracted sharply early on, in response to the COVID-19 pandemic, but it then expanded considerably later in the year. The unemployment rate spiked from 3.6% in January 2020 to 14.7% in April, then steadily declined to 6.7% by December. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended December 31, 2020.

The Federal Reserve reduced the federal funds target rate twice in March, lowering the key short-term interest-rate measure to 0.00%–0.25%. Bond prices rose during the period as yields on U.S. Treasury securities of all maturities fell (bond yields move in the opposite direction of prices). Central banks around the world also took action as major international economies were jolted by the impact of the pandemic but later staged recoveries. The European Central Bank expanded its emergency bond-buying program, and the Bank of England cut its benchmark interest rate to 0.1%.

Account surpassed its benchmark

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index produced positive returns for the twelve-month period. The U.S. Treasuries sector, the largest in the index with a weight of 38.2%, advanced 8.0%. Corporate bonds, the second-largest sector accounting for 26.4% of the index’s total market capitalization on December 31, 2020, returned 9.9%. Mortgage-backed securities—the benchmark’s third-largest sector at 26.0%—rose a more modest 4.0%. Commercial mortgage-backed securities and asset-backed securities advanced 8.1% and 4.5%, respectively.

The Account outperformed its benchmark for the period. Asset allocation was the primary performance driver. An overweight position in corporate bonds (including high yield and emerging markets) proved beneficial as risk appetites returned and spreads tightened dramatically following the March 2020 sell-off. Corporate bonds also benefited from direct and indirect government support, as well as an ongoing search for yield. Allocations to government-related agency securities, especially in emerging markets, were also helpful. Security selection within corporates contributed due to an emphasis on companies with the financial flexibility to weather a recession. Duration (a measure of interest-rate sensitivity) detracted over the full period as the Account’s positioning was shorter than the benchmark’s while interest rates fell for much of the year.

Effective May 1, 2021, the Account’s name will be changed to CREF Core Bond Account.

26	2020 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance as of December 31, 2020

Bond Market Account			Average annual			Estimated
		Total return	total return			annual
	Inception date	1 year	5 years	10 years		operating expenses	*
Class R1	3/1/1990	7.67%	4.52%	3.83%		0.505%
Class R2	4/24/2015	7.85	4.75	3.96	†	0.320
Class R3	4/24/2015	7.92	4.82	4.00	†	0.260
Bloomberg Barclays U.S. Aggregate Bond Index	—	7.51	4.44	3.84		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2020 Annual Report	27

CREF Bond Market Account

Expense example

Six months ended December 31, 2020

Bond Market Account	Beginning account value (7/1/20)	Ending account value (12/31/20)	Expenses paid during period (7/1/20–12/31/20	* )
Actual return
Class R1	$1,000.00	$1,025.68	$2.44
Class R2	1,000.00	1,026.55	1.58
Class R3	1,000.00	1,026.84	1.32
5% annual hypothetical return
Class R1	1,000.00	1,022.72	2.44
Class R2	1,000.00	1,023.58	1.58
Class R3	1,000.00	1,023.83	1.32

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2020. The Account’s annualized six-month expense ratios for that period were 0.48% for Class R1, 0.31% for Class R2 and 0.26% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2020
Class R1	0.48%
Class R2	0.31%
Class R3	0.25%

28	2020 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Account profile

as of 12/31/2020
Net assets	$15.03 billion
Portfolio turnover rate	135%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	84%
Number of issues	2,146
Option-adjusted duration‡	6.02 years
Average maturity§	8.03 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

Sector	% of net assets as of 12/31/2020
Corporate bonds	32.3
Mortgage-backed securities	24.5
Foreign government & corporate bonds denominated in U.S. dollars	13.9
U.S. Treasury securities	7.6
Commercial mortgage-backed securities	6.7
Asset-backed securities	6.7
Municipal bonds	3.6
Bank loan obligations	0.8
U.S. agency securities	0.6
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	3.2
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 12/31/2020
Less than 1 year	2.5
1–3 years	21.0
3–5 years	28.4
5–10 years	29.6
Over 10 years	18.5
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 12/31/2020
U.S. Treasury & U.S. agency securities*	32.6
Aaa/AAA	11.1
Aa/AA	8.0
A/A	17.1
Baa/BBB	26.0
Ba/BB	2.6
B/B	1.5
Below B/B	0.2
Non-rated	0.9
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2020 Annual Report	29

CREF Inflation-Linked Bond Account

Performance for the twelve months ended December 31, 2020

The CREF Inflation-Linked Bond Account returned 7.78% for the year, compared with the 8.39% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. (All returns for the Account are for Class R1.)

The U.S. economy contracted sharply early in the period in response to the COVID-19 pandemic, but it then expanded considerably later in the year. The unemployment rate spiked from 3.6% in January 2020 to 14.7% in April, then steadily declined to 6.7% by December. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended December 31, 2020.

The Federal Reserve reduced the federal funds target rate twice in March, lowering the key short-term interest-rate measure to 0.00%–0.25%. Bond prices rose during the period as yields on U.S. Treasury securities of all maturities fell (bond yields move in the opposite direction of prices). Central banks around the world also took action. The European Central Bank expanded its emergency bond-buying program, and the Bank of England cut its benchmark interest rate to 0.1%.

TIPS surpassed the broader bond market

For the twelve months, the return of the TIPS 1–10 Year Index outperformed the 7.51% gain of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

The decline in high-quality bond yields continued during the period, accelerating as the COVID-19 pandemic caused investors to seek the relative safety of U.S. Treasuries and other government-issued fixed-income securities.

As a result, bonds generally performed well for the period, driven by high-quality bonds. Despite a low core inflation rate throughout the twelve months, which can limit the returns of Treasury inflation-protected securities, TIPS benefited from the strength in the U.S. Treasury market.

The Account trailed its benchmark, primarily due to its expense charge. The Account’s return includes a deduction for expenses, while the benchmark’s return does not. Since the Account’s portfolio resembled the composition of its benchmark, the above discussion of the benchmark’s performance also applies to the Account’s performance.

During the period, the Account’s portfolio managers kept the Account’s duration—a measure of its sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year Index. This strategy helped the Account’s risk and reward characteristics to more closely resemble those of its benchmark.

30	2020 Annual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance as of December 31, 2020

Inflation-Linked Bond Account			Average annual			Estimated
		Total return	total return			annual
	Inception					operating
	date	1 year	5 years	10 years		expenses	*
Class R1	5/1/1997	7.78%	3.69%	2.90%		0.475%
Class R2	4/24/2015	7.96	3.91	3.03	†	0.290
Class R3	4/24/2015	8.03	3.98	3.07	†	0.230
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index	—	8.39	4.13	2.88		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2020 Annual Report	31

CREF Inflation-Linked Bond Account

Expense example

Six months ended December 31, 2020

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Inflation-Linked Bond Account	(7/1/20)	(12/31/20)	(7/1/20–12/31/20)
Actual return
Class R1	$1,000.00	$1,036.18	$2.30
Class R2	1,000.00	1,037.06	1.43
Class R3	1,000.00	1,037.36	1.18
5% annual hypothetical return
Class R1	1,000.00	1,022.87	2.29
Class R2	1,000.00	1,023.73	1.42
Class R3	1,000.00	1,023.98	1.17

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2020. The Account’s annualized six-month expense ratios for that period were 0.45% for Class R1, 0.28% for Class R2 and 0.23% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2020
Class R1	0.45%
Class R2	0.28%
Class R3	0.22%

32	2020 Annual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Account profile

as of 12/31/2020
Net assets	$7.23 billion
Portfolio turnover rate	25%
Number of issues	55
Option-adjusted duration‡	4.83 years
Average maturity§	5.02 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

Sector	% of net assets as of 12/31/2020
U.S. Treasury securities	95.4
Mortgage-backed securities	2.8
U.S. agency securities	0.8
Foreign government & corporate bonds denominated in U.S. dollars	0.1
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 12/31/2020
Less than 1 year	0.8
1–3 years	25.0
3–5 years	26.5
5–10 years	45.7
Over 10 years	2.0
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 12/31/2020
U.S. Treasury & U.S. agency securities*	99.6
Aa/AA	0.1
Non-rated	0.3
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2020 Annual Report	33

CREF Social Choice Account

Performance for the twelve months ended December 31, 2020

The CREF Social Choice Account returned 13.26% for the year, compared with the 13.89% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The Account utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. (All returns for the Account are for Class R1.)

Because of its ESG criteria, the Account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. Avoiding these investments produced mixed results, but the net effect was that the Account underperformed its benchmark.

The Account’s domestic equity segment underperformed the Russell 3000 Index. Excluding PayPal, Facebook and Netflix detracted most from performance, while avoiding ExxonMobil, AT&T and Wells Fargo made the largest contributions. The Account’s international segment outperformed the MSCI EAFE+Canada Index. Excluding energy company Royal Dutch Shell, British bank HSBC Holdings, and oil and gas energy firm BP helped the most, while avoiding Japanese conglomerate SoftBank, French luxury goods company LVMH and Japanese medical information services provider M3 detracted the most.

Account trailed its composite benchmark

To compensate for the Account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.

Relative to the Russell 3000 Index, the Account’s domestic equity component was hindered most by overweight positions in U.S. Bancorp, as well as energy companies Schlumberger and ConocoPhillips. On the other hand, overweight investments in electric car maker Tesla, semiconductor company NVIDIA and Apple made the largest contributions to relative performance.

The Account’s international equity holdings outperformed the MSCI EAFE+Canada Index, aided primarily by overweight positions in Canadian e-commerce firm Shopify, Australian iron ore producer Fortescue Metals Group and German electronic equipment manufacturer Sartorius. In contrast, overweight positions in Suncor Energy, French commercial real estate investor Unibail-Rodamco-Westfield and British international banking group Standard Chartered detracted most from performance relative to the benchmark.

The Account’s fixed-income component underperformed the 7.51% return of the Bloomberg Barclays U.S. Aggregate Bond Index, primarily due to yield curve positioning within the U.S. Treasuries sector.

34	2020 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance as of December 31, 2020

Social Choice Account			Average annual			Estimated
		Total return	total return			annual
	Inception					operating
	date	1 year	5 years	10 years		expenses	*
Class R1	3/1/1990	13.26%	9.69%	8.26%		0.500%
Class R2	4/24/2015	13.45	9.93	8.40	†	0.315
Class R3	4/24/2015	13.52	10.00	8.44	†	0.255
CREF Social Choice Account Composite Index§	—	13.89	9.89	8.67		—
Broad market index
Morningstar Moderate Target Risk Index	—	12.82	9.75	7.77		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
§	As of the close of business on December 31, 2020, the CREF Social Choice Composite Benchmark consisted of: 42.0% Russell 3000® Index, 40.0% Bloomberg Barclays U.S. Aggregate Bond Index and 18.0% MSCI EAFE+ Canada Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

College Retirement Equities Fund ■ 2020 Annual Report	35

CREF Social Choice Account

$10,000 over 10 years (Class R1)

Ending amounts are as of December 31, 2020. For the purpose of comparison, the graph also shows the change in the values of the Account’s composite benchmark and a broad market index during the same period. The performance of other classes varies due to differences in expense charges.

Expense example

Six months ended December 31, 2020

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Social Choice Account	(7/1/20)	(12/31/20)	(7/1/20–12/31/20)
Actual return
Class R1	$1,000.00	$1,145.83	$2.59
Class R2	1,000.00	1,146.81	1.67
Class R3	1,000.00	1,147.13	1.35
5% annual hypothetical return
Class R1	1,000.00	1,022.72	2.44
Class R2	1,000.00	1,023.58	1.58
Class R3	1,000.00	1,023.88	1.27

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2020. The Account’s annualized six-month expense ratios for that period were 0.48% for Class R1, 0.31% for Class R2 and 0.25% for Class R3.

For more information about this expense example, please see page 9.

36	2020 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Actual expenses

Net expense ratio for the one-year period ended 12/31/2020
Class R1	0.47%
Class R2	0.30%
Class R3	0.24%

Account profile

as of 12/31/2020
Net assets	$17.40 billion
Portfolio turnover rate	100%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	73%
Equity segment
Number of holdings	1,011
Weighted median market capitalization	$61.11 billion
Price/earnings ratio (weighted 12-month trailing average)†	53.3
Fixed-income segment
Number of issues	856
Option-adjusted duration‡	6.16 years
Average maturity§	9.13 years

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

Sector	% of net assets as of 12/31/2020
Equities	60.0
Fixed-income securities	39.4
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2020
More than $50 billion	54.9
More than $15 billion–$50 billion	29.5
More than $2 billion–$15 billion	14.1
$2 billion or less	1.5
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 12/31/2020
Less than 1 year	2.7
1–3 years	20.7
3–5 years	26.2
5–10 years	26.6
Over 10 years	23.8
Total	100.0

College Retirement Equities Fund ■ 2020 Annual Report	37

CREF Money Market Account

Performance for the twelve months ended December 31, 2020

The CREF Money Market Account returned 0.28% for the year, compared with the 0.28% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. (All returns for the Account are for Class R1.)

The U.S. economy contracted sharply early in the period in response to the COVID-19 pandemic, but it then expanded considerably later in the year. The unemployment rate spiked from 3.6% in January 2020 to 14.7% in April, then steadily declined to 6.7% by December. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended December 31, 2020.

The Federal Reserve reduced the federal funds target rate twice in March, lowering the key short-term interest-rate measure to 0.00%–0.25%. Bond prices rose during the period as yields on U.S. Treasury securities of all maturities fell (bond yields move in the opposite direction of prices). Central banks around the world also took action as major international economies were jolted by the impact of the pandemic but later staged recoveries. The European Central Bank expanded its emergency bond-buying program, and the Bank of England cut its benchmark interest rate to 0.1%.

The low interest-rate environment pushed yields on the short-term government securities in which the Account invests sharply lower. The “secured overnight financing rate” (SOFR), which represents dealer transactions in Treasury collateralized overnight repurchase agreements, has become widely accepted by government agencies as a key indicator of short-term government money market rates. Over the twelve-month period, SOFR declined from 1.54% on January 2, 2020, to 0.07% on December 31, 2020. With short-term interest rates at historic lows, money market fund yields followed suit—a trend that is expected to continue.

Account matched the iMoneyNet average

For the year, the Money Market Account’s return matched that of the iMoneyNet average. The Account continued to invest in floating-rate government agency securities, which provide a yield enhancement over short-term fixed-rate securities while maintaining the high credit quality of government agency issues. As of December 29, 2020, the Account’s weighted average maturity (WAM) was 38 days, versus 48 days for the iMoneyNet average. iMoneyNet releases their data on a weekly basis, and December 29 was the last date of release for the month.

38	2020 Annual Report ■ College Retirement Equities Fund

CREF Money Market Account

Net annualized yield for the 7 days ended December 29, 2020§

	Current yield	Effective yield
Money Market Account
Class R1	0.00%	0.00%
Class R2	0.00	0.00
Class R3	0.00	0.00
iMoneyNet Money Fund Averages™—All Government‡	0.01	0.01

The current yield more closely reflects current earnings than does the total return.

§	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of December 31, 2020

Money Market Account#		Total return	Average annual total return			Estimated annual
	Inception date	1 year	5 years	10 years		operating expenses	*
Class R1	4/1/1988	0.28%	0.63%	0.31%		0.475%
Class R2	4/24/2015	0.35	0.83	0.41	†	0.290
Class R3	4/24/2015	0.38	0.90	0.45	†	0.230
iMoneyNet Money Fund Averages™—All Government‡	—	0.28	0.80	0.41		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You could lose money by investing in this Account. Because the accumulation unit value of the Account will fluctuate, the value of your investment may increase or decrease. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Account’s sponsor has no legal obligation to provide support to the Account, and you should not expect that the sponsor will provide financial support to the Account at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the Account does not maintain a constant value of $1.00 per accumulation unit.

#	Between July 16, 2009, and March 7, 2017, TIAA withheld (“waived”) a portion of the 12b–1 distribution and/or administrative expenses for each class of the CREF Money Market Account when a class’ yield was less than zero. Without this waiver, the total returns of the Money Market Account would have been lower. For a period of three years after the date an amount was waived, it was eligible for recoupment by TIAA, under certain conditions. All eligible expenses were recouped by July 2018 for Class R3, September 2018 for Class R2 and June 2019 for Class R1.
TIAA has agreed to withhold (“waive”) a portion of the Rule 12b-1 distribution and/or administrative expenses for each class of the CREF Money Market Account (the “Account”) when a class’ yield is less than zero. Without this waiver, the total returns of each class of the Account would be lower, and could be negative. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a portion of the amounts waived at such time as the class’ daily yield would be positive absent the effect of the waiver and, in

College Retirement Equities Fund ■ 2020 Annual Report	39

CREF Money Market Account

such event, the amount of recovery on any day will be approximately 25% of the class’ yield (net of all other expenses) on that day. This limited waiver may be terminated at any time and, in any event, will extend only through June 30, 2021.
*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.

Expense example

Six months ended December 31, 2020

Money Market Account	Beginning account value (7/1/20)	Ending account value (12/31/20)	Expenses paid during period (7/1/20–12/31/20	* )
Actual return
Class R1	$1,000.00	$1,000.00	$0.80
Class R2	1,000.00	1,000.00	0.80
Class R3	1,000.00	1,000.00	0.80
5% annual hypothetical return
Class R1	1,000.00	1,024.33	0.81
Class R2	1,000.00	1,024.33	0.81
Class R3	1,000.00	1,024.33	0.81

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2020. The Account’s annualized six-month expense ratios for that period were 0.16% for Class R1, 0.16% for Class R2 and 0.16% for Class R3. The expense charges of the Account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower.

For more information about this expense example, please see page 9.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2020
Class R1	0.28%
Class R2	0.22%
Class R3	0.19%

40	2020 Annual Report ■ College Retirement Equities Fund

CREF Money Market Account

Account profile
as of 12/31/2020
Net assets	$10.60 billion
Number of issues	117

Portfolio composition

Sector	% of net assets as of 12/31/2020
U.S. Treasury securities*	56.6
Floating-rate securities, government*	28.7
U.S. government agency securities*	15.0
Repurchase agreements	0.2
Other assets & liabilities, net	–0.5
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

College Retirement Equities Fund ■ 2020 Annual Report	41

Summary portfolio of investments

CREF Stock Account  ■  December 31, 2020

Principal		Issuer		Value (000)	% of net assets
GOVERNMENT BONDS
U.S. TREASURY SECURITIES				$307	0.0%
		TOTAL GOVERNMENT BONDS	(Cost $301)	307	0.0

Shares		Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,436,183	*,e	Tesla, Inc		1,013,471	0.8
		Other		1,485,684	1.2
				2,499,155	2.0
BANKS
22,686,819		Bank of America Corp		687,637	0.6
6,522,525		Citigroup, Inc		402,179	0.3
8,240,763		JPMorgan Chase & Co		1,047,154	0.8
		Other		5,414,688	4.3
				7,551,658	6.0
CAPITAL GOODS
2,897,578		Honeywell International, Inc		616,315	0.5
4,241,092	a	Terex Corp		147,972	0.1
		Other		7,890,048	6.2
				8,654,335	6.8
COMMERCIAL & PROFESSIONAL SERVICES				1,577,041	1.2
CONSUMER DURABLES & APPAREL
2,775,233		Nike, Inc (Class B)		392,612	0.3
		Other		2,404,290	1.9
				2,796,902	2.2
CONSUMER SERVICES
8,846,639	a,e	Arcos Dorados Holdings, Inc		44,499	0.0
2,307,193		McDonald’s Corp		495,077	0.4
		Other		2,364,804	1.9
				2,904,380	2.3
DIVERSIFIED FINANCIALS
3,604,549	*	Berkshire Hathaway, Inc (Class B)		835,787	0.7
6,704,061		Morgan Stanley		459,429	0.4
		Other		4,440,338	3.4
				5,735,554	4.5
ENERGY
4,623,792		Chevron Corp		390,479	0.3
		Other		2,675,737	2.1
				3,066,216	2.4
FOOD & STAPLES RETAILING
3,565,951		Walmart, Inc		514,032	0.4
		Other		1,265,435	1.0
				1,779,467	1.4

42	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2020

Shares		Company	Value (000)	% of net assets
FOOD, BEVERAGE & TOBACCO
7,074,382		Coca-Cola Co	$387,959	0.3%
3,866,379		Nestle S.A.	457,050	0.4
3,676,264		PepsiCo, Inc	545,190	0.5
		Other	2,853,062	2.1
			4,243,261	3.3
HEALTH CARE EQUIPMENT & SERVICES
3,588,671		Medtronic plc	420,377	0.4
2,298,365		UnitedHealth Group, Inc	805,991	0.7
		Other	5,478,616	4.2
			6,704,984	5.3
HOUSEHOLD & PERSONAL PRODUCTS
5,597,982		Procter & Gamble Co	778,903	0.6
		Other	1,248,081	1.0
			2,026,984	1.6
INSURANCE			2,888,999	2.2
MATERIALS			5,739,448	4.5
MEDIA & ENTERTAINMENT
578,288	*	Alphabet, Inc (Class A)	1,013,531	0.8
814,916	*	Alphabet, Inc (Class C)	1,427,635	1.1
14,127,337		Comcast Corp (Class A)	740,272	0.6
5,329,857	*	Facebook, Inc	1,455,904	1.1
844,539	*	Netflix, Inc	456,668	0.4
9,401,359		Tencent Holdings Ltd	676,463	0.5
4,420,238	*	Walt Disney Co	800,859	0.6
		Other	2,502,745	2.0
			9,074,077	7.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
5,647,877		AbbVie, Inc	605,170	0.5
4,907,358		Johnson & Johnson	772,320	0.6
7,855,585		Merck & Co, Inc	642,587	0.5
12,114,323		Pfizer, Inc	445,928	0.4
1,118,639		Roche Holding AG.	389,620	0.3
		Other	6,063,052	4.7
			8,918,677	7.0
REAL ESTATE
35,965,906	a	Hibernia REIT plc	50,704	0.0
		Other	3,568,099	2.9
			3,618,803	2.9
RETAILING
2,485,547	*	Alibaba Group Holding Ltd (ADR)	578,461	0.5
998,270	*,n	Amazon.com, Inc	3,251,296	2.6
2,398,451		Home Depot, Inc	637,077	0.5
142,466,800	*,a	Matahari Department Store Tbk PT	12,956	0.0
		Other	4,031,891	3.1
			8,511,681	6.7

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	43

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2020

Shares		Company		Value (000)	% of net assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
906,219		ASML Holding NV		$438,770	0.4%
1,196,328		Broadcom, Inc		523,812	0.4
9,537,073	e	Intel Corp		475,137	0.4
1,294,850		NVIDIA Corp		676,171	0.5
3,063,082	n	QUALCOMM, Inc		466,630	0.4
41,211,358		Taiwan Semiconductor Manufacturing Co Ltd		779,614	0.6
		Other		3,456,646	2.8
				6,816,780	5.5
SOFTWARE & SERVICES
2,233,681		Mastercard, Inc (Class A)		797,290	0.6
18,190,112		Microsoft Corp		4,045,845	3.2
3,523,006	*,e	PayPal Holdings, Inc		825,088	0.6
3,210,126	*	salesforce.com, Inc		714,349	0.6
726,947	*	ServiceNow, Inc		400,133	0.3
3,841,972		Visa, Inc (Class A)		840,355	0.7
		Other		6,374,395	5.0
				13,997,455	11.0
TECHNOLOGY HARDWARE & EQUIPMENT
35,128,857	d	Apple, Inc		4,661,248	3.7
9,959,071		Cisco Systems, Inc		445,668	0.4
6,920,451		Samsung Electronics Co Ltd		516,788	0.4
		Other		2,290,726	1.7
				7,914,430	6.2
TELECOMMUNICATION SERVICES
14,067,434		AT&T, Inc		404,579	0.3
6,933,073		Verizon Communications, Inc		407,318	0.3
		Other		1,288,269	1.1
				2,100,166	1.7
TRANSPORTATION
2,520,128		Union Pacific Corp		524,741	0.4
		Other		1,984,885	1.6
				2,509,626	2.0
UTILITIES				3,203,838	2.5
		TOTAL COMMON STOCKS	(Cost $96,480,066)	124,833,917	98.3

PREFERRED STOCKS
REAL ESTATE				18	0.0
		TOTAL PREFERRED STOCKS	(Cost $20)	18	0.0

44	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2020

Shares	Company	Value (000)	% of net assets
RIGHTS / WARRANTS
CAPITAL GOODS	$55	0.0%
COMMERCIAL & PROFESSIONAL SERVICES	9	0.0
CONSUMER DURABLES & APPAREL	313	0.0
CONSUMER SERVICES	134	0.0
DIVERSIFIED FINANCIALS	9	0.0
ENERGY	44	0.0
MATERIALS	121	0.0
MEDIA & ENTERTAINMENT	1,508	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	86	0.0
REAL ESTATE	36	0.0
TECHNOLOGY HARDWARE & EQUIPMENT	5	0.0
UTILITIES	6	0.0
TOTAL RIGHTS / WARRANTS	(Cost $804)	2,326	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT	1,418,799	1.1
REPURCHASE AGREEMENT	70,735	0.0
TREASURY DEBT	593,115	0.5
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
REPURCHASE AGREEMENT	1,096,761	0.9
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	1,096,761	0.9
TOTAL SHORT-TERM INVESTMENTS	(Cost $3,179,377)	3,179,410	2.5

TOTAL PORTFOLIO	(Cost $99,660,568)	128,015,978	100.8
OTHER ASSETS & LIABILITIES, NET	(1,054,802)	(0.8)
NET ASSETS	$126,961,176	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	45

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2020

Abbreviation(s):

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,970,767,725. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $1,328,766,996 or 1.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Written options outstanding as of December 31, 2020 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Amazon.com, Inc, Call	4	$(5)	$3,700.00	01/15/21	$(2)
Amazon.com, Inc, Put	4	(3)	2,600.00	01/15/21	(1)
QUALCOMM, Inc, Call	20	(4)	175.00	01/15/21	(0)^
QUALCOMM, Inc, Put	20	(2)	125.00	01/15/21	(0)^
Total	48	$(14)			$(3)
^	Amount represents less than $1,000.

Futures contracts outstanding as of December 31, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
Russell 2000 E Mini Index	947		03/19/21	$90,052	$93,507	$3,455
S&P 500 E Mini Index	6,407		03/19/21	1,173,974	1,200,928	26,954
S&P Mid-Cap 400 E Mini Index	677		03/19/21	151,346	155,947	4,601
Total	8,031			$1,415,372	$1,450,382	$35,010

46	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Stock Account ■ December 31, 2020

Forward foreign currency contracts outstanding as of December 31, 2020 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$8,951	AUD	12,600	Bank of America	01/21/21	$(766)
	$24,274	EUR	20,000	Bank of America	03/10/21	(198)
	$58,678	GBP	44,000	Bank of America	03/10/21	(1,519)
	$5,009	SEK	44,000	Bank of America	01/21/21	(340)
Total						$(2,823)
	$9,934	CAD	13,100	Morgan Stanley	01/21/21	$(358)
	$61,724	CAD	79,000	Morgan Stanley	03/10/21	(352)
	$17,004	JPY	1,790,000	Morgan Stanley	01/21/21	(337)
EUR	14,500		$17,125	Morgan Stanley	01/21/21	598
Total						$(449)
Total						$(3,272)

Abbreviation(s):

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	47

Summary of market values by country (unaudited)

CREF Stock Account  ■  December 31, 2020

Country	Value (000)	% of total portfolio
DOMESTIC
UNITED STATES	$89,202,488	69.7%
TOTAL DOMESTIC	89,202,488	69.7
FOREIGN
ARGENTINA	48,469	0.1
AUSTRALIA	1,825,444	1.4
AUSTRIA	223,241	0.2
BAHAMAS	718	0.0
BELGIUM	209,851	0.2
BERMUDA	31,018	0.0
BRAZIL	986,652	0.8
BURKINA FASO	2,938	0.0
CAMEROON	1,379	0.0
CANADA	2,217,923	1.7
CAYMAN ISLANDS	318	0.0
CHILE	61,279	0.1
CHINA	3,991,171	3.1
COLOMBIA	14,919	0.0
COTE D’IVOIRE	3,853	0.0
CYPRUS	69	0.0
CZECH REPUBLIC	6,222	0.0
DENMARK	536,484	0.4
EGYPT	16,367	0.0
FAROE ISLANDS	3,826	0.0
FINLAND	273,735	0.2
FRANCE	2,453,463	1.9
GEORGIA	1,472	0.0
GERMANY	2,239,758	1.7
GHANA	2,178	0.0
GREECE	14,829	0.0
GUERNSEY, C.I.	1,759	0.0
HONG KONG	660,607	0.5
HUNGARY	40,380	0.0
INDIA	1,073,715	0.8
INDONESIA	193,828	0.2
IRELAND	511,004	0.4
ISLE OF MAN	632	0.0
ISRAEL	269,236	0.2
ITALY	604,064	0.5
JAPAN	5,861,940	4.6
JERSEY, C.I.	1,224	0.0
JORDAN	2,361	0.0
KAZAKHSTAN	2,181	0.0
Country	Value (000)	% of total portfolio
KOREA, REPUBLIC OF	$1,442,964	1.1%
KYRGYZSTAN	2,812	0.0
LIECHTENSTEIN	737	0.0
LUXEMBOURG	45,547	0.0
MACAU	115,952	0.1
MALAYSIA	123,636	0.1
MALTA	4,115	0.0
MEXICO	277,948	0.2
MONACO	2,364	0.0
MONGOLIA	1,374	0.0
MYANMAR	333	0.0
NETHERLANDS	1,627,959	1.3
NEW ZEALAND	95,115	0.1
NORWAY	178,544	0.1
PAKISTAN	5,406	0.0
PANAMA	4,355	0.0
PERU	61,095	0.1
PHILIPPINES	62,929	0.1
POLAND	86,779	0.1
PORTUGAL	58,433	0.1
PUERTO RICO	23,689	0.0
QATAR	40,782	0.0
ROMANIA	1,138	0.0
RUSSIA	385,919	0.3
SAUDI ARABIA	170,334	0.1
SINGAPORE	220,381	0.2
SLOVENIA	5,632	0.0
SOUTH AFRICA	426,075	0.3
SPAIN	407,655	0.3
SWEDEN	738,131	0.6
SWITZERLAND	2,185,233	1.7
TAIWAN	1,679,425	1.3
TANZANIA, UNITED REPUBLIC OF	46,229	0.1
THAILAND	158,786	0.1
TURKEY	98,201	0.1
UKRAINE	1,156	0.0
UNITED ARAB EMIRATES	29,836	0.0
UNITED KINGDOM	3,577,982	2.8
VIETNAM	6,424	0.0
ZAMBIA	21,578	0.0
TOTAL FOREIGN	38,813,490	30.3

TOTAL PORTFOLIO	$128,015,978	100.0%

48	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Global Equities Account  ■  December 31, 2020

Shares	Company	Value (000)	% of net assets
COMMON STOCKS
ARGENTINA	$14,467	0.1%
AUSTRALIA
6,936,465	Fortescue Metals Group Ltd	125,289	0.5
Other	308,423	1.3
433,712	1.8
AUSTRIA	13,791	0.1
BELGIUM	22,768	0.1
BERMUDA	10,181	0.0
BRAZIL	384,913	1.6
CANADA	411,755	1.7
CHILE	7,451	0.0
CHINA
662,440	*	Alibaba Group Holding Ltd (ADR)	154,170	0.6
1,276,271	*	GDS Holdings Ltd (ADR)	119,510	0.5
4,225,700	Tencent Holdings Ltd	304,055	1.3
Other	635,625	2.6
1,213,360	5.0
COLOMBIA	2,979	0.0
CZECH REPUBLIC	5,072	0.0
DENMARK
632,053	g	Orsted AS	129,321	0.5
Other	74,147	0.3
203,468	0.8
EGYPT	1,237	0.0
FINLAND	91,228	0.4
FRANCE
791,467	Schneider Electric S.A.	114,389	0.5
Other	703,090	2.9
817,479	3.4
GERMANY
3,981,534	Infineon Technologies AG.	152,049	0.6
989,671	Siemens AG.	142,559	0.6
Other	425,275	1.8
719,883	3.0
GREECE	1,547	0.0
HONG KONG	95,087	0.4
HUNGARY	3,096	0.0
INDIA	135,266	0.6
INDONESIA	36,844	0.1

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	49

Summary portfolio of investments	continued

CREF Global Equities Account  ■  December 31, 2020

Shares	Company	Value (000)	% of net assets
IRELAND		$145,015	0.6%
ISRAEL		21,994	0.1
ITALY		282,434	1.2
JAPAN
347,659	Nintendo Co Ltd	223,177	0.9
2,996,047	Sony Corp	301,906	1.3
1,660,453	Toyota Motor Corp	128,137	0.5
	Other	971,830	4.0
		1,625,050	6.7
JORDAN		45	0.0
KOREA, REPUBLIC OF
2,900,354	Samsung Electronics Co Ltd	216,585	0.9
	Other	224,639	0.9
		441,224	1.8
LUXEMBOURG		741	0.0
MACAU		2,059	0.0
MALAYSIA		22,255	0.1
MEXICO		25,470	0.1
NETHERLANDS
312,350	ASML Holding NV	151,233	0.6
16,085,162	ING Groep NV	149,557	0.6
	Other	121,725	0.5
		422,515	1.7
NEW ZEALAND		14,202	0.1
NORWAY		53,650	0.2
PAKISTAN		262	0.0
PERU		3,597	0.0
PHILIPPINES		18,677	0.1
POLAND		27,347	0.1
PORTUGAL		25,933	0.1
QATAR		10,282	0.0
ROMANIA		501	0.0
RUSSIA		190,955	0.8
SAUDI ARABIA		35,812	0.1
SINGAPORE		20,753	0.1
SOUTH AFRICA		47,527	0.2
SPAIN		99,400	0.4
SWEDEN		154,507	0.6

50	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Global Equities Account  ■  December 31, 2020

Shares		Company	Value (000)	% of net assets
SWITZERLAND
251,587		Lonza Group AG.	$162,064	0.7%
558,772		Roche Holding AG.	194,619	0.8
		Other	274,638	1.1
			631,321	2.6
TAIWAN
22,157,500		Taiwan Semiconductor Manufacturing Co Ltd	419,164	1.7
		Other	111,713	0.5
			530,877	2.2
TANZANIA, UNITED REPUBLIC OF			1,777	0.0
THAILAND			27,869	0.1
TURKEY			5,543	0.0
UNITED ARAB EMIRATES			7,687	0.0
UNITED KINGDOM
603,534		Linde plc (Xetra)	159,138	0.6
13,312,821	*	THG Holdings Ltd	142,001	0.6
		Other	709,766	2.9
			1,010,905	4.1
UNITED STATES
1,554,456		Abbott Laboratories	170,197	0.7
1,310,538		AbbVie, Inc	140,424	0.6
1,589,812	*	Advanced Micro Devices, Inc	145,802	0.6
95,488	*	Alphabet, Inc (Class A)	167,356	0.7
145,862	*	Alphabet, Inc (Class C)	255,533	1.0
168,252	*	Amazon.com, Inc	547,985	2.2
5,630,683	d	Apple, Inc	747,135	3.1
344,882		Broadcom, Inc	151,007	0.6
1,961,206		Citigroup, Inc	120,928	0.5
3,040,125		Coca-Cola Co	166,720	0.7
393,495		Costco Wholesale Corp	148,261	0.6
764,140	*	Facebook, Inc	208,733	0.9
5,312,985		Freeport-McMoRan, Inc (Class B)	138,244	0.6
685,218		Home Depot, Inc	182,008	0.7
742,113		Honeywell International, Inc	157,847	0.6
2,139,769		JPMorgan Chase & Co	271,900	1.1
688,830		McDonald’s Corp	147,809	0.6
3,212,623		Microsoft Corp	714,552	2.9
2,729,155		Morgan Stanley	187,029	0.8
1,105,237		Nike, Inc (Class B)	156,358	0.6
886,281	*	PayPal Holdings, Inc	207,567	0.9
1,487,984		Procter & Gamble Co	207,038	0.8
899,485		QUALCOMM, Inc	137,028	0.6
939,008	*	salesforce.com, Inc	208,957	0.9
222,882	*	ServiceNow, Inc	122,681	0.5
262,583	*	Tesla, Inc	185,297	0.8
867,245		Union Pacific Corp	180,578	0.7

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	51

Summary portfolio of investments	continued

CREF Global Equities Account ■ December 31, 2020

Shares		Company		Value (000)	% of net assets
UNITED STATES—continued
467,680		UnitedHealth Group, Inc		$164,006	0.7%
895,095		Visa, Inc (Class A)		195,784	0.8
1,034,871		Walmart, Inc		149,177	0.6
1,225,811	*	Walt Disney Co		222,092	0.9
		Other		6,457,776	26.5
				13,363,809	54.8
ZAMBIA				18,133	0.1
		TOTAL COMMON STOCKS	(Cost $17,700,712)	23,915,712	98.1
RIGHTS / WARRANTS
AUSTRALIA				203	0.0
CHINA				1	0.0
KOREA, REPUBLIC OF				27	0.0
SPAIN				3	0.0
SWITZERLAND				49	0.0
UNITED STATES				7	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $26)	290	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				269,479	1.1
REPURCHASE AGREEMENTS				22,375	0.1
TREASURY DEBT				127,885	0.6
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
REPURCHASE AGREEMENTS				60,000	0.2
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				60,000	0.2
		TOTAL SHORT-TERM INVESTMENTS	(Cost $479,733)	479,739	2.0

		TOTAL PORTFOLIO	(Cost $18,180,471)	24,395,741	100.1
		OTHER ASSETS & LIABILITIES, NET		(28,921)	(0.1)
		NET ASSETS		$24,366,820	100.0%

52	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Global Equities Account ■ December 31, 2020

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/20, the aggregate value of these securities, including those in “Other,” is $401,799,405 or 1.6% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/20, the aggregate value of securities on loan is $187,902,303. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
MSCI EAFE Index	783		03/19/21	$82,038	$83,421	$1,383
S&P 500 E Mini Index	957		03/19/21	175,369	179,380	4,011
Total	1,740			$257,407	$262,801	$5,394

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	53

Summary of market values by sector (unaudited)

CREF Global Equities Account  ■  December 31, 2020

Sector	Value (000)	% of net assets
INFORMATION TECHNOLOGY	$5,465,494	22.2%
CONSUMER DISCRETIONARY	3,562,035	14.6
FINANCIALS	2,841,344	11.7
HEALTH CARE	2,815,214	11.6
INDUSTRIALS	2,305,986	9.5
COMMUNICATION SERVICES	2,265,184	9.3
CONSUMER STAPLES	1,721,409	7.1
MATERIALS	1,403,478	5.8
UTILITIES	696,615	2.9
ENERGY	440,438	1.8
REAL ESTATE	398,805	1.6
SHORT-TERM INVESTMENTS	479,739	2.0
OTHER ASSETS & LIABILITIES, NET	(28,921)	(0.1)
NET ASSETS	$24,366,820	100.0%

54	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Growth Account  ■  December 31, 2020

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,114,337	*	Tesla, Inc	$786,354	2.2%
		Other	1,245	0.0
			787,599	2.2
BANKS			27,161	0.1
CAPITAL GOODS
546,798		Roper Technologies Inc	235,719	0.7
		Other	406,719	1.1
			642,438	1.8
COMMERCIAL & PROFESSIONAL SERVICES
1,731,770		Waste Connections, Inc	177,628	0.5
		Other	483,432	1.4
			661,060	1.9
CONSUMER DURABLES & APPAREL
2,361,304		Nike, Inc (Class B)	334,054	1.0
		Other	265,719	0.7
			599,773	1.7
CONSUMER SERVICES
141,579	*	Chipotle Mexican Grill, Inc (Class A)	196,329	0.6
		Other	535,559	1.4
			731,888	2.0
DIVERSIFIED FINANCIALS
1,609,500	e	iShares Russell 1000 Growth Index Fund	388,115	1.1
614,722		S&P Global, Inc	202,078	0.6
		Other	194,490	0.5
			784,683	2.2
ENERGY			14,643	0.0
FOOD & STAPLES RETAILING
1,387,176		Costco Wholesale Corp	522,660	1.4
		Other	29,933	0.1
			552,593	1.5
FOOD, BEVERAGE & TOBACCO
2,656,628	*	Monster Beverage Corp	245,685	0.7
		Other	598,066	1.7
			843,751	2.4
HEALTH CARE EQUIPMENT & SERVICES
415,328	*	Align Technology, Inc	221,943	0.6
868,817		Cigna Corp	180,870	0.5
320,902	*	Intuitive Surgical, Inc	262,530	0.7
800,873		UnitedHealth Group, Inc	280,850	0.8
		Other	960,940	2.7
			1,907,133	5.3

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	55

Summary portfolio of investments	continued

CREF Growth Account ■ December 31, 2020

Shares		Company	Value (000)	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
689,914		Estee Lauder Cos (Class A)	$183,648	0.5%
		Other	198,170	0.6
			381,818	1.1
INSURANCE			133,469	0.3
MATERIALS			232,202	0.7
MEDIA & ENTERTAINMENT
237,675	*	Alphabet, Inc (Class A)	416,559	1.2
722,984	*	Alphabet, Inc (Class C)	1,266,581	3.5
1,177,218		Electronic Arts, Inc	169,048	0.5
5,164,680	*	Facebook, Inc	1,410,784	4.0
1,777,015	*	Match Group, Inc	268,667	0.8
644,717	*	Netflix, Inc	348,618	1.0
879,559	*	Walt Disney Co	159,358	0.4
		Other	533,843	1.4
			4,573,458	12.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,687,952		AbbVie, Inc	180,864	0.5
7,538,589	*	Avantor, Inc	212,211	0.6
1,598,213		Eli Lilly & Co	269,842	0.8
708,635	*	Illumina, Inc	262,195	0.7
3,584,726		Merck & Co, Inc	293,231	0.8
811,135	*	Vertex Pharmaceuticals, Inc	191,704	0.5
2,196,239		Zoetis, Inc	363,478	1.0
		Other	1,006,746	2.9
			2,780,271	7.8
REAL ESTATE			302,806	0.8
RETAILING
842,107	*	Amazon.com, Inc	2,742,684	7.7
175,647	*	Booking Holdings, Inc	391,213	1.1
3,716,816		TJX Companies, Inc	253,821	0.7
		Other	961,298	2.7
			4,349,016	12.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,699,774		Applied Materials, Inc	232,991	0.7
771,407		Broadcom, Inc	337,761	1.0
1,118,510		NVIDIA Corp	584,086	1.6
2,334,853		QUALCOMM, Inc	355,692	1.0
1,706,270		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	186,052	0.5
		Other	783,556	2.2
			2,480,138	7.0
SOFTWARE & SERVICES
650,776		Accenture plc	169,989	0.5
713,123	*	Adobe, Inc	356,647	1.0
75,211	*,g	Adyen NV	174,756	0.5

56	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Growth Account ■ December 31, 2020

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES—continued
910,978		Intuit, Inc		$346,035	1.0%
900,681		Mastercard, Inc (Class A)		321,489	0.9
11,865,439		Microsoft Corp		2,639,111	7.4
4,159,372	*	PayPal Holdings, Inc		974,125	2.7
3,260,287	*	salesforce.com, Inc		725,512	2.0
559,605	*	ServiceNow, Inc		308,023	0.9
4,374,669		Visa, Inc (Class A)		956,871	2.7
		Other		1,670,209	4.6
				8,642,767	24.2
TECHNOLOGY HARDWARE & EQUIPMENT
22,733,663		Apple, Inc		3,016,530	8.5
		Other		121,349	0.3
				3,137,879	8.8
TELECOMMUNICATION SERVICES
1,216,796	*	IAC		230,400	0.6
1,261,271	*	T-Mobile US, Inc		170,083	0.5
		Other		80,152	0.3
				480,635	1.4
TRANSPORTATION
4,998,491	*	Uber Technologies, Inc		254,923	0.7
		Other		191,538	0.5
				446,461	1.2
UTILITIES				2,652	0.0
		TOTAL COMMON STOCKS	(Cost $24,521,687)	35,496,294	99.4

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				72,646	0.2
REPURCHASE AGREEMENT				98,020	0.3
TREASURY DEBT				30,970	0.0

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
93,946,615	c	State Street Navigator Securities Lending
		Government Money Market Portfolio	0.080%	93,947	0.3
				93,947	0.3
		TOTAL SHORT-TERM INVESTMENTS	(Cost $295,582)	295,583	0.8

		TOTAL PORTFOLIO	(Cost $24,817,269)	35,791,877	100.2
		OTHER ASSETS & LIABILITIES, NET		(80,705)	(0.2)
		NET ASSETS		$35,711,172	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	57

Summary portfolio of investments	concluded

CREF Growth Account ■ December 31, 2020

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $138,666,218. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/20, the aggregate value of these securities, including those in “Other,” is $254,907,758 or 0.7% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

58	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Equity Index Account  ■  December 31, 2020

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
431,950	*	Tesla, Inc	$304,814	1.4%
		Other	111,499	0.5
			416,313	1.9
BANKS
4,445,642		Bank of America Corp	134,747	0.6
1,729,212		JPMorgan Chase & Co	219,731	1.0
		Other	538,797	2.5
			893,275	4.1
CAPITAL GOODS
399,987		Honeywell International, Inc	85,077	0.4
		Other	1,242,175	5.7
			1,327,252	6.1
COMMERCIAL & PROFESSIONAL SERVICES			239,195	1.1
CONSUMER DURABLES & APPAREL
697,015		Nike, Inc (Class B)	98,607	0.5
		Other	230,337	1.0
			328,944	1.5
CONSUMER SERVICES
424,335		McDonald’s Corp	91,054	0.4
		Other	343,911	1.6
			434,965	2.0
DIVERSIFIED FINANCIALS
1,072,481	*	Berkshire Hathaway, Inc (Class B)	248,676	1.2
		Other	742,189	3.3
			990,865	4.5
ENERGY
1,104,982		Chevron Corp	93,316	0.4
2,423,945	d	Exxon Mobil Corp	99,915	0.5
		Other	271,717	1.2
			464,948	2.1
FOOD & STAPLES RETAILING
253,108		Costco Wholesale Corp	95,366	0.5
801,188		Walmart, Inc	115,491	0.5
		Other	74,104	0.3
			284,961	1.3
FOOD, BEVERAGE & TOBACCO
2,214,034		Coca-Cola Co	121,418	0.6
789,734		PepsiCo, Inc	117,118	0.5
		Other	410,208	1.9
			648,744	3.0

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	59

Summary portfolio of investments	continued

CREF Equity Index Account ■ December 31, 2020

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
993,393		Abbott Laboratories	$108,767	0.5%
767,831		Medtronic plc	89,944	0.4
539,323		UnitedHealth Group, Inc	189,130	0.9
		Other	1,016,589	4.6
			1,404,430	6.4
HOUSEHOLD & PERSONAL PRODUCTS
1,388,672		Procter & Gamble Co	193,220	0.9
		Other	146,630	0.6
			339,850	1.5
INSURANCE			444,812	2.1
MATERIALS			613,027	2.8
MEDIA & ENTERTAINMENT
171,198	*	Alphabet, Inc (Class A)	300,048	1.4
165,817	*	Alphabet, Inc (Class C)	290,492	1.4
2,579,434		Comcast Corp (Class A)	135,162	0.6
1,369,860	*	Facebook, Inc	374,191	1.7
244,561	*	Netflix, Inc	132,241	0.6
1,035,094	*	Walt Disney Co	187,538	0.9
		Other	394,085	1.7
			1,813,757	8.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,015,069		AbbVie, Inc	108,765	0.5
1,304,669		Bristol-Myers Squibb Co	80,929	0.4
482,415		Eli Lilly & Co	81,451	0.4
1,510,254		Johnson & Johnson	237,684	1.1
1,450,999		Merck & Co, Inc	118,692	0.5
3,184,918		Pfizer, Inc	117,237	0.5
226,190		Thermo Fisher Scientific, Inc	105,355	0.5
		Other	777,618	3.6
			1,627,731	7.5
REAL ESTATE			689,811	3.2
RETAILING
242,367	*	Amazon.com, Inc	789,372	3.6
611,924		Home Depot, Inc	162,539	0.8
		Other	562,389	2.5
			1,514,300	6.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
226,195		Broadcom, Inc	99,040	0.5
2,341,089		Intel Corp	116,633	0.5
336,336		NVIDIA Corp	175,635	0.8
639,866		QUALCOMM, Inc	97,477	0.5
525,626		Texas Instruments, Inc	86,271	0.4
		Other	470,614	2.2
			1,045,670	4.9

60	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Equity Index Account ■ December 31, 2020
Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
364,220		Accenture plc		$95,138	0.5%
273,882	*	Adobe, Inc		136,974	0.6
505,267		Mastercard, Inc (Class A)		180,350	0.8
4,277,369		Microsoft Corp		951,372	4.4
670,750	*	PayPal Holdings, Inc		157,090	0.7
502,148	*	salesforce.com, Inc		111,743	0.5
962,229		Visa, Inc (Class A)		210,468	1.0
		Other		1,375,039	6.2
				3,218,174	14.7
TECHNOLOGY HARDWARE & EQUIPMENT
9,218,858		Apple, Inc		1,223,250	5.6
2,424,074		Cisco Systems, Inc		108,477	0.5
		Other		287,798	1.3
				1,619,525	7.4
TELECOMMUNICATION SERVICES
4,068,506		AT&T, Inc		117,010	0.6
2,359,224		Verizon Communications, Inc		138,604	0.6
		Other		71,023	0.3
				326,637	1.5
TRANSPORTATION				439,419	2.0
UTILITIES
1,118,408		NextEra Energy, Inc		86,285	0.4
		Other		491,777	2.2
				578,062	2.6
		TOTAL COMMON STOCKS	(Cost $7,662,246)	21,704,667	99.4

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				4	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $1)	4	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				82,002	0.4
REPURCHASE AGREEMENT				920	0.0
TREASURY DEBT				30,998	0.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
104,432,882	c	State Street Navigator Securities Lending
		Government Money Market Portfolio	0.080%	104,433	0.5
				104,433	0.5
		TOTAL SHORT-TERM INVESTMENTS	(Cost $218,351)	218,353	1.0

		TOTAL PORTFOLIO	(Cost $7,880,598)	21,923,024	100.4
		OTHER ASSETS & LIABILITIES, NET		(97,694)	(0.4)
		NET ASSETS		$21,825,330	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	61

Summary portfolio of investments	concluded

CREF Equity Index Account ■ December 31, 2020

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/20, the aggregate value of securities on loan is $152,115,382. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

At 12/31/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $1,512,058 or 0.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
Russell 2000 E Mini Index	75		03/19/21	$7,320	$7,405	$85
S&P 500 E Mini Index	481		03/19/21	88,349	90,159	1,810
S&P Mid-Cap 400 E Mini Index	28		03/19/21	6,361	6,450	89
Total	584			$102,030	$104,014	$1,984

62	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Bond Market Account  ■  December 31, 2020

Principal	Issuer	Value (000)	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$3,974	0.0%
CAPITAL GOODS	7,352	0.1
COMMERCIAL & PROFESSIONAL SERVICES	10,193	0.1
CONSUMER DURABLES & APPAREL	922	0.0
CONSUMER SERVICES	6,423	0.1
DIVERSIFIED FINANCIALS	2,620	0.0
ENERGY	4,444	0.0
FOOD, BEVERAGE & TOBACCO	2,479	0.0
HEALTH CARE EQUIPMENT & SERVICES	13,132	0.1
HOUSEHOLD & PERSONAL PRODUCTS	725	0.0
INSURANCE	4,527	0.0
MATERIALS	13,810	0.1
MEDIA & ENTERTAINMENT	17,861	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,897	0.1
REAL ESTATE	1,345	0.0
RETAILING	994	0.0
SOFTWARE & SERVICES	9,555	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	4,375	0.0
TELECOMMUNICATION SERVICES	619	0.0
TRANSPORTATION	1,049	0.0
UTILITIES	1,743	0.0
TOTAL BANK LOAN OBLIGATIONS	(Cost $118,586)	118,039	0.8
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	55,750	0.4
BANKS
$61,875,000	Bank of America Corp	2.496%, 02/13/31	65,680	0.4
49,250,000	Citigroup, Inc	2.666%, 01/29/31	52,807	0.4
44,675,000	JPMorgan Chase & Co	2.739%, 10/15/30	48,615	0.3
Other	1,020,101	6.9
1,187,203	8.0
CAPITAL GOODS	181,918	1.2
COMMERCIAL & PROFESSIONAL SERVICES	43,902	0.3

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	63

Summary portfolio of investments	continued

CREF Bond Market Account ■ December 31, 2020

Principal		Issuer		Value (000)	% of net assets
CONSUMER DURABLES & APPAREL				$1,995	0.0%
CONSUMER SERVICES				118,592	0.8
DIVERSIFIED FINANCIALS				428,309	2.9
ENERGY				534,117	3.6
FOOD & STAPLES RETAILING				87,451	0.6
FOOD, BEVERAGE & TOBACCO				215,841	1.4
HEALTH CARE EQUIPMENT & SERVICES				302,372	2.0
HOUSEHOLD & PERSONAL PRODUCTS				4,416	0.0
INSURANCE				199,487	1.3
MATERIALS				161,855	1.0
MEDIA & ENTERTAINMENT				404,666	2.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				308,855	2.1
REAL ESTATE				309,012	2.0
RETAILING				70,096	0.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				91,770	0.6
SOFTWARE & SERVICES				159,960	1.1
TECHNOLOGY HARDWARE & EQUIPMENT				109,036	0.8
TELECOMMUNICATION SERVICES				419,662	2.8
TRANSPORTATION				109,170	0.7
UTILITIES				534,922	3.5
		TOTAL CORPORATE BONDS	(Cost $5,524,608)	6,040,357	40.3
GOVERNMENT BONDS
AGENCY SECURITIES				94,369	0.6
FOREIGN GOVERNMENT BONDS				781,820	5.2
MORTGAGE BACKED
$188,142,222	i	Federal Home Loan Mortgage Corp (FHLMC)	3.000%–9.666%, 10/15/33–11/01/49	200,643	1.3
39,821,057		Federal Home Loan Mortgage
		Corp Gold (FGLMC)	3.500%, 10/01/45	43,543	0.3
61,095,324		FGLMC	3.500%, 08/01/46	66,734	0.5
77,367,901		FGLMC	3.000%, 01/01/47	81,641	0.5
62,541,377		FGLMC	3.000%, 02/01/47	66,141	0.4
184,173,826		FGLMC	3.500%–8.000%, 05/01/23–11/01/48	203,372	1.3
137,000,000	h	Federal National Mortgage Association (FNMA)	2.000%, 01/25/36	143,209	1.0
72,149,228		FNMA	3.500%, 01/01/47	76,841	0.5
95,456,911		FNMA	3.000%, 02/25/48	101,582	0.7

64	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Bond Market Account ■ December 31, 2020

Principal		Issuer		Value (000)	% of net assets
MORTGAGE BACKED—continued
$41,137,917		FNMA	4.500%, 03/01/48	$45,709	0.3%
80,014,181		FNMA	2.500%, 10/01/50	84,408	0.6
195,173,046		FNMA	2.500%, 11/01/50	205,890	1.4
285,250,000	h	FNMA	2.000%, 01/25/51	296,270	2.0
111,000,000	h	FNMA	2.500%, 01/25/51	116,992	0.8
92,250,000	h	FNMA	2.000%, 02/25/51	95,644	0.6
59,000,000	h	FNMA	2.500%, 02/25/51	62,077	0.4
94,050,000	h	FNMA	3.000%, 02/25/51	98,612	0.7
753,561,585	h,i	FNMA	0.000%–9.000%, 07/01/24–07/01/50	795,398	5.3
121,000,000	h	Government National Mortgage Association (GNMA)	2.000%, 01/20/51	126,516	0.8
226,000,000	h	GNMA	2.500%, 01/20/51	239,198	1.6
150,000,000	h	GNMA	3.000%, 02/20/51	156,930	1.1
		Other		88,821	0.5
				3,396,171	22.6
MUNICIPAL BONDS				534,331	3.6
U.S. TREASURY SECURITIES
42,427,000		United States Treasury Bond	4.500%, 02/15/36	62,207	0.4
56,375,000		United States Treasury Bond	3.625%, 08/15/43	79,484	0.5
35,680,000		United States Treasury Bond	3.000%, 05/15/45	46,208	0.3
81,710,000		United States Treasury Bond	2.875%, 08/15/45	103,768	0.7
52,140,000		United States Treasury Bond	2.500%, 05/15/46	62,169	0.4
52,015,000		United States Treasury Bond	3.000%, 08/15/48	68,292	0.5
40,120,000		United States Treasury Bond	3.375%, 11/15/48	56,243	0.4
118,809,000		United States Treasury Bond	2.750%–4.750%, 02/15/37–05/15/48	163,095	1.1
79,581,000		United States Treasury Note	0.250%, 11/15/23	79,799	0.5
81,500,000		United States Treasury Note	0.375%, 11/30/25	81,595	0.5
47,150,000		United States Treasury Note	0.500%, 10/31/27	46,760	0.3
118,185,000		United States Treasury Note	0.625%, 11/30/27	118,111	0.8
49,900,000		United States Treasury Note	1.625%, 11/15/50	49,604	0.3
		Other		122,371	0.9
				1,139,706	7.6
		TOTAL GOVERNMENT BONDS	(Cost $5,604,792)	5,946,397	39.6
STRUCTURED ASSETS
ASSET BACKED
59,500,000		Chase Issuance Trust
		Series–2020 A1 (Class A1)	1.530%, 01/15/25	61,076	0.4
44,800,000		Verizon Owner Trust
		Series–2020 A (Class A1A)	1.850%, 07/22/24	45,874	0.3
		Other		1,012,367	6.7
				1,119,317	7.4
OTHER MORTGAGE BACKED				1,291,591	8.6
		TOTAL STRUCTURED ASSETS	(Cost $2,357,188)	2,410,908	16.0
		TOTAL BONDS	(Cost $13,486,588)	14,397,662	95.9

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	65

Summary portfolio of investments	continued

CREF Bond Market Account ■ December 31, 2020

Shares	Company			Value (000)	% of net assets
COMMON STOCKS
TELECOMMUNICATION SERVICES				$106	0.0%
		TOTAL COMMON STOCKS	(Cost $462)	106	0.0

PREFERRED STOCKS
BANKS				21,972	0.1
		TOTAL PREFERRED STOCKS	(Cost $54,412)	21,972	0.1

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$44,350,000		Federal Home Loan Bank (FHLB)	0.095%, 01/21/21	44,349	0.3
59,500,000	FHLB	0.080%–0.092%, 02/10/21		59,495	0.4
91,550,000	FHLB	0.085%–0.088%, 02/24/21		91,540	0.6
42,184,000	FHLB	0.085%–0.110%, 03/19/21		42,176	0.3
50,029,000	FHLB	0.080%–0.089%, 03/24/21		50,019	0.4
		Other		548,593	3.6
				836,172	5.6
REPURCHASE AGREEMENT				27,490	0.2
TREASURY DEBT%
53,955,000	United States Cash Management Bill	0.096%–0.110%, 01/05/21		53,955	0.4
60,000,000	United States Cash Management Bill	0.093%–0.096%, 02/23/21		59,995	0.4
72,160,000	United States Cash Management Bill	0.075%–0.098%, 03/02/21		72,151	0.5
56,680,000	United States Treasury Bill	0.075%–0.098%, 01/14/21		56,679	0.4
43,250,000	United States Treasury Bill	0.082%–0.094%, 01/21/21		43,249	0.3
79,715,000	United States Treasury Bill	0.090%–0.110%, 02/11/21		79,710	0.5
50,000,000	United States Treasury Bill	0.077%, 03/18/21		49,993	0.3
135,500,000	United States Treasury Bill	0.085%–0.106%, 03/25/21		135,477	0.9
50,000,000		United States Treasury Bill	0.098%, 04/22/21	49,988	0.3
50,000,000		United States Treasury Bill	0.092%, 06/03/21	49,983	0.3
		Other		194,930	1.3
				846,110	5.6
		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,709,692)	1,709,772	11.4

		TOTAL PORTFOLIO	(Cost $15,369,740)	16,247,551	108.2
		OTHER ASSETS & LIABILITIES, NET		(1,222,362)	(8.2)
		NET ASSETS		$15,025,189	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

66	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Bond Market Account  ■  December 31, 2020

At 12/31/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $2,723,508,448 or 18.1% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of December 31, 2020 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$109	EUR	91	Australia and New Zealand Banking Group	02/26/21	$(3)
	$2,941	NZD	4,208	Australia and New Zealand Banking Group	02/26/21	(88)
	$990	THB	30,050	Australia and New Zealand Banking Group	01/29/21	(13)
Total						$(104)
	$17,215	CNY	113,874	Citibank N.A.	01/29/21	$(227)
	$1,015	PLN	3,803	Citibank N.A.	01/29/21	(3)
Total						$(230)
	$6,960	CAD	9,049	Morgan Stanley	02/26/21	$(150)
	$1,504	ILS	4,995	Morgan Stanley	01/29/21	(51)
	$38,540	JPY	4,017,062	Morgan Stanley	02/26/21	(388)
EUR	398		$485	Morgan Stanley	02/26/21	2
	$449	ZAR	6,919	Morgan Stanley	01/29/21	(19)
Total						$(606)
	$4,734	AUD	6,447	Toronto Dominion Bank	02/26/21	$(239)
	$91,998	EUR	77,069	Toronto Dominion Bank	02/26/21	(2,274)
	$19,990	GBP	14,947	Toronto Dominion Bank	02/26/21	(458)
	$106	GBP	79	Toronto Dominion Bank	02/26/21	(3)
	$6,255	KRW	6,983,099	Toronto Dominion Bank	01/29/21	(163)
	$3,934	NOK	34,867	Toronto Dominion Bank	02/26/21	(132)
	$760	SEK	6,471	Toronto Dominion Bank	02/26/21	(27)
Total						$(3,296)
Total						$(4,236)

Abbreviation(s):

AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Yuan	KRW	South Korean Won	THB	Thailand Baht
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	Pound Sterling	NZD	New Zealand Dollar

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	67

Summary portfolio of investments	concluded

CREF Bond Market Account  ■  December 31, 2020

Centrally cleared credit default swap contracts outstanding as of December 31, 2020 were as follows (notional amounts and values are in thousands):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Frequency of payments	Notional amount	*	Value	Upfront premiums paid (received)	Variation margin	Unrealized appreciation (depreciation	)
CDX-NAHYS35V1- 5 Year Index	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	12/20/25	Quarterly	$48,500		$(4,591)	$(1,853)	$(69)	$(2,738)
*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

68	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Inflation-Linked Bond Account  ■  December 31, 2020

Principal		Issuer		Value (000)	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
$3,931,358		Crowley Conro LLC	4.181%, 08/15/43	$4,703	0.1%
10,000,000		Federal Home Loan Bank (FHLB)	0.375%, 09/04/25	9,994	0.1
16,160,000		Montefiore Medical Center	2.895%, 04/20/32	17,912	0.2
15,000,000		Ukraine Government AID International Bonds	1.471%, 09/29/21	15,135	0.2
5,000,000		United States International Development Finance Corp	1.490%, 08/15/31	5,153	0.1
		Other		7,138	0.1
				60,035	0.8
MORTGAGE BACKED
21,718,507		Government National Mortgage Association (GNMA)	3.600%, 09/15/31	23,997	0.3
10,770,639		GNMA	3.650%, 02/15/32	11,876	0.2
40,081,659		GNMA	1.730%, 07/15/37	41,137	0.6
58,819,001		GNMA	4.250%, 09/15/38	64,201	0.9
25,209,050		GNMA	1.650%, 07/15/42	25,439	0.4
27,004,909		GNMA	2.750%, 01/15/45	29,383	0.4
		Other		5,953	0.0
				201,986	2.8
U.S. TREASURY SECURITIES
40,399,461	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	40,409	0.6
271,480,831	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/22	276,323	3.8
283,194,860	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/22	289,117	4.0
330,628,680	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	340,829	4.7
337,292,930	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	350,343	4.8
237,959,560	k	United States Treasury Inflation Indexed Bonds	0.625%, 04/15/23	250,532	3.5
239,999,760	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/23	254,206	3.5
155,396,038	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/24	166,756	2.3
210,613,680	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/24	225,725	3.1
140,914,385	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/24	150,855	2.1
175,068,525	k	United States Treasury Inflation Indexed Bonds	0.125%, 10/15/24	187,678	2.6
179,194,050	k	United States Treasury Inflation Indexed Bonds	0.250%, 01/15/25	193,327	2.7
272,489,046	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	318,352	4.4
163,307,340	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/25	175,652	2.4
189,954,000	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/25	208,589	2.9
140,492,800	k	United States Treasury Inflation Indexed Bonds	0.125%, 10/15/25	152,733	2.1
161,088,480	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/26	179,768	2.5
217,547,476	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	258,604	3.6
149,908,020	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/26	164,816	2.3
226,904,265	k	United States Treasury Inflation Indexed Bonds	0.375%, 01/15/27	253,135	3.5
124,211,516	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	154,381	2.1
122,943,975	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/27	138,277	1.9
216,929,910	k	United States Treasury Inflation Indexed Bonds	0.500%, 01/15/28	245,893	3.4
214,277,684	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	262,749	3.6
114,343,148	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	157,158	2.2
132,776,960	k	United States Treasury Inflation Indexed Bonds	0.750%, 07/15/28	154,370	2.1
194,900,580	k	United States Treasury Inflation Indexed Bonds	0.875%, 01/15/29	228,965	3.2
142,986,762	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	187,764	2.6
206,050,852	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	296,790	4.1

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	69

Summary portfolio of investments	concluded

CREF Inflation-Linked Bond Account ■ December 31, 2020

Principal		Issuer		Value (000)	% of net assets
U.S. TREASURY SECURITIES—continued
$190,356,650	k	United States Treasury Inflation Indexed Bonds	0.250%, 07/15/29	$215,402	3.0%
156,867,750	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/30	174,924	2.4
109,173,775	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/30	122,410	1.7
52,077,080	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	79,297	1.1
24,094,200	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/40	37,286	0.5
12,500,000		United States Treasury Note	0.375%, 11/30/25	12,515	0.2
				6,905,930	95.5
		TOTAL GOVERNMENT BONDS	(Cost $6,489,383)	7,167,951	99.1

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
7,862,000		Federal Home Loan Bank (FHLB)	0.085%, 01/14/21	7,862	0.1
15,000,000		FHLB	0.075%–0.080%, 01/27/21	14,999	0.2
5,000,000		FHLB	0.080%, 02/03/21	5,000	0.1
				27,861	0.4
REPURCHASE AGREEMENT				3,825	0.1
TREASURY DEBT
4,705,000		United States Cash Management Bill	0.082%, 02/09/21	4,705	0.0
				4,705	0.0
		TOTAL SHORT-TERM INVESTMENTS	(Cost $36,390)	36,391	0.5

		TOTAL PORTFOLIO	(Cost $6,525,773)	7,204,342	99.6
		OTHER ASSETS & LIABILITIES, NET		27,171	0.4
		NET ASSETS		$7,231,513	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

70	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Social Choice Account  ■  December 31, 2020

Principal		Issuer		Value (000)	% of net assets
BANK LOAN OBLIGATIONS
TECHNOLOGY HARDWARE & EQUIPMENT				$3,642	0.0%
TRANSPORTATION				2,354	0.0
		TOTAL BANK LOAN OBLIGATIONS	(Cost $5,902)	5,996	0.0
BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS				16,210	0.1
BANKS				428,216	2.5
CAPITAL GOODS				85,296	0.5
COMMERCIAL & PROFESSIONAL SERVICES				28,171	0.2
CONSUMER SERVICES				119,189	0.6
DIVERSIFIED FINANCIALS				276,636	1.5
ENERGY				179,327	1.0
FOOD, BEVERAGE & TOBACCO				45,490	0.2
HEALTH CARE EQUIPMENT & SERVICES				17,960	0.1
HOUSEHOLD & PERSONAL PRODUCTS				27,105	0.2
INSURANCE				190,048	1.1
MATERIALS				152,985	0.9
MEDIA & ENTERTAINMENT				22,965	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				145,498	0.9
REAL ESTATE				133,429	0.8
RETAILING				10,052	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				6,035	0.0
SOFTWARE & SERVICES				51,531	0.3
TECHNOLOGY HARDWARE & EQUIPMENT				22,336	0.1
TRANSPORTATION				78,900	0.5
UTILITIES				709,772	4.1
		TOTAL CORPORATE BONDS	(Cost $2,567,699)	2,747,151	15.9
GOVERNMENT BONDS
AGENCY SECURITIES				330,507	1.9
FOREIGN GOVERNMENT BONDS				526,013	3.0
MORTGAGE BACKED
$64,000,000		Federal National Mortgage Association (FNMA)	2.000%, 01/25/36	66,900	0.4
52,302,572		FNMA	3.500%, 04/01/48	55,416	0.3
77,276,637		FNMA	2.500%, 11/01/50	81,520	0.5
138,250,000		FNMA	2.000%, 01/25/51	143,591	0.8
58,750,000		FNMA	2.500%, 01/25/51	61,922	0.4
96,225,000	h	FNMA	3.000%, 02/25/51	100,893	0.6
401,170,396	i	FNMA	0.000%–8.000%, 07/01/24–10/01/50	427,317	2.5
82,000,000	h	Government National Mortgage Association (GNMA)	2.000%, 01/20/51	85,738	0.4
114,000,000	h	GNMA	2.500%, 01/20/51	120,657	0.7

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	71

Summary portfolio of investments	continued

CREF Social Choice Account ■ December 31, 2020

Principal	Issuer		Value (000)	% of net assets
MORTGAGE BACKED—continued
$90,000,000	GNMA	3.000%, 02/20/51	$94,158	0.6%
	Other		334,909	1.9
			1,573,021	9.1
MUNICIPAL BONDS			607,065	3.5
U.S. TREASURY SECURITIES
95,145,000	United States Treasury Note	0.875%, 11/15/30	94,773	0.5
116,292,000	United States Treasury Note	1.250%, 05/15/50	105,262	0.6
53,750,000	United States Treasury Note	1.375%, 08/15/50	50,223	0.3
209,049,000	United States Treasury Note	0.125%–2.875%, 05/31/22–11/30/27	215,018	1.2
	Other		58,201	0.4
			523,477	3.0
	TOTAL GOVERNMENT BONDS	(Cost $3,414,350)	3,560,083	20.5
STRUCTURED ASSETS
ASSET BACKED			198,949	1.1
OTHER MORTGAGE BACKED			336,996	1.9
	TOTAL STRUCTURED ASSETS	(Cost $521,839)	535,945	3.0
	TOTAL BONDS	(Cost $6,503,888)	6,843,179	39.4

Shares	Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS
197,503 *	Tesla, Inc		139,372	0.8
	Other		127,230	0.7
			266,602	1.5
BANKS			449,586	2.6
CAPITAL GOODS			671,346	3.9
COMMERCIAL & PROFESSIONAL SERVICES			168,124	1.0
CONSUMER DURABLES & APPAREL
461,412	Nike, Inc (Class B)		65,276	0.4
	Other		155,173	0.9
			220,449	1.3
CONSUMER SERVICES
530,209	Starbucks Corp		56,722	0.3
	Other		174,200	1.0
			230,922	1.3

72	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account ■ December 31, 2020

Shares		Company	Value (000)	% of net assets
DIVERSIFIED FINANCIALS
71,237		BlackRock, Inc	$51,400	0.3%
791,002		Morgan Stanley	54,207	0.3
		Other	502,315	2.9
			607,922	3.5
ENERGY			293,721	1.7
FOOD & STAPLES RETAILING			104,843	0.6
FOOD, BEVERAGE & TOBACCO
1,281,288		Coca-Cola Co	70,266	0.4
598,296		Nestle S.A.	70,725	0.4
472,891		PepsiCo, Inc	70,130	0.4
		Other	177,388	1.0
			388,509	2.2
HEALTH CARE EQUIPMENT & SERVICES			596,806	3.4
HOUSEHOLD & PERSONAL PRODUCTS
717,014		Procter & Gamble Co	99,765	0.6
		Other	173,628	1.0
			273,393	1.6
INSURANCE			353,805	2.0
MATERIALS
234,216		Linde plc	61,718	0.4
		Other	458,639	2.6
			520,357	3.0
MEDIA & ENTERTAINMENT
67,577	*	Alphabet, Inc (Class A)	118,438	0.7
66,815	*	Alphabet, Inc (Class C)	117,052	0.7
		Other	365,050	2.1
			600,540	3.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
454,860		AbbVie, Inc	48,738	0.3
212,381		Amgen, Inc	48,831	0.3
816,433		Bristol-Myers Squibb Co	50,643	0.3
310,094		Eli Lilly & Co	52,356	0.3
808,624		Merck & Co, Inc	66,145	0.4
153,500		Roche Holding AG.	53,464	0.3
		Other	508,383	2.9
			828,560	4.8
REAL ESTATE			338,971	1.9
RETAILING
24,474	*	Booking Holdings, Inc	54,510	0.3
302,524		Home Depot, Inc	80,356	0.5
		Other	354,641	2.0
			489,507	2.8

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	73

Summary portfolio of investments	continued

CREF Social Choice Account ■ December 31, 2020

Shares		Company		Value (000)	% of net assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,494,488		Intel Corp		$74,455	0.4%
178,323		NVIDIA Corp		93,120	0.5
393,020		Texas Instruments, Inc		64,506	0.4
		Other		150,643	0.9
				382,724	2.2
SOFTWARE & SERVICES
260,183		Accenture plc		67,962	0.4
164,623	*	Adobe, Inc		82,331	0.5
162,512	*	Autodesk, Inc		49,621	0.3
443,959		International Business Machines Corp		55,886	0.3
133,692		Intuit, Inc		50,783	0.3
1,599,567		Microsoft Corp		355,776	2.0
296,470	*	salesforce.com, Inc		65,973	0.4
		Other		427,697	2.4
				1,156,029	6.6
TECHNOLOGY HARDWARE & EQUIPMENT
3,365,420		Apple, Inc		446,558	2.6
1,398,771		Cisco Systems, Inc		62,595	0.4
		Other		132,324	0.7
				641,477	3.7
TELECOMMUNICATION SERVICES
1,346,646		Verizon Communications, Inc		79,115	0.5
		Other		134,706	0.7
				213,821	1.2
TRANSPORTATION
318,479		United Parcel Service, Inc (Class B)		53,632	0.3
		Other		221,366	1.3
				274,998	1.6
UTILITIES				309,266	1.8
		TOTAL COMMON STOCKS	(Cost $7,266,079)	10,382,278	59.7

PREFERRED STOCKS
BANKS				8,400	0.1
INSURANCE				4,925	0.0
REAL ESTATE				23,917	0.1
UTILITIES				21,465	0.1
		TOTAL PREFERRED STOCKS	(Cost $75,928)	58,707	0.3

RIGHTS / WARRANTS
ENERGY				358	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $366)	358	0.0

74	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account ■ December 31, 2020

Principal		Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$50,330,000		Federal Home Loan Bank (FHLB)	0.085%–0.115%, 02/26/21	$50,324	0.3%
		Other		350,943	2.0
				401,267	2.3
REPURCHASE AGREEMENT				40,315	0.2
TREASURY DEBT
70,000,000		United States Cash Management Bill	0.098%, 01/12/21	69,999	0.4
50,195,000		United States Cash Management Bill	0.080%–0.084%, 03/16/21	50,188	0.3
		Other		250,351	1.5
				370,538	2.2

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
138,344,117	c	State Street Navigator Securities Lending
		Government Money Market Portfolio	0.080%	138,344	0.8
				138,344	0.8
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				138,344	0.8
		TOTAL SHORT-TERM INVESTMENTS	(Cost $950,452)	950,464	5.5

		TOTAL PORTFOLIO	(Cost $14,802,615)	18,240,982	104.9
		OTHER ASSETS & LIABILITIES, NET		(845,914)	(4.9)
		NET ASSETS		$17,395,068	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/20, the aggregate value of securities on loan is $217,707,398. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

At 12/31/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $1,645,008,888 or 9.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	75

Summary portfolio of investments	concluded

CREF Social Choice Account ■ December 31, 2020

Forward foreign currency contracts outstanding as of December 31, 2020 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$12,291	CLP	9,350,000	Bank of America	02/24/21	$(869)
	$2,953	EUR	2,471	Bank of America	02/26/21	(69)
Total						$(938)

Abbreviation(s):

CLP   Chilean Peso

EUR   Euro

76	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Money Market Account  ■  December 31, 2020

Principal		Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$151,844,000		Federal Home Loan Bank (FHLB)	0.010%, 01/22/21	$151,836	1.4%
132,585,000		FHLB	0.010%, 01/27/21	132,577	1.3
136,000,000		FHLB	0.010%, 02/03/21	135,990	1.3
85,000,000		FHLB	0.100%, 02/03/21	85,000	0.8
104,656,000		FHLB	0.010%, 02/10/21	104,646	1.0
107,248,000		FHLB	0.010%, 02/17/21	107,236	1.0
171,011,000		FHLB	0.010%, 02/24/21	170,989	1.6
87,457,000		FHLB	0.010%, 03/19/21	87,440	0.8
612,048,000		FHLB	0.010%–0.100%, 01/04/21–05/28/21	611,980	5.8
				1,587,694	15.0
REPURCHASE AGREEMENT				18,835	0.2
TREASURY DEBT
221,720,000		United States Cash Management Bill	0.010%, 01/05/21	221,718	2.1
182,856,000		United States Cash Management Bill	0.010%, 01/12/21	182,851	1.7
77,273,000		United States Cash Management Bill	0.010%, 01/19/21	77,269	0.7
270,189,000		United States Cash Management Bill	0.010%, 02/09/21	270,161	2.6
120,356,000		United States Cash Management Bill	0.010%, 02/16/21	120,343	1.1
332,827,000		United States Cash Management Bill	0.010%, 02/23/21	332,780	3.1
153,113,000		United States Cash Management Bill	0.010%, 03/02/21	153,093	1.4
180,359,000		United States Cash Management Bill	0.010%, 03/09/21	180,328	1.7
262,314,000		United States Cash Management Bill	0.010%, 03/16/21	262,266	2.5
201,000,000		United States Cash Management Bill	0.010%, 03/23/21	200,957	1.9
190,803,000		United States Cash Management Bill	0.010%, 03/30/21	190,765	1.8
99,065,000		United States Cash Management Bill	0.010%, 04/06/21	99,043	0.9
126,659,000		United States Cash Management Bill	0.010%, 04/27/21	126,623	1.2
145,641,000		United States Treasury Bill	0.010%, 01/07/21	145,638	1.4
281,475,000		United States Treasury Bill	0.010%, 01/14/21	281,466	2.7
211,494,000		United States Treasury Bill	0.010%, 01/28/21	211,480	2.0
293,354,000		United States Treasury Bill	0.010%, 02/02/21	293,328	2.8
400,216,000		United States Treasury Bill	0.010%, 02/04/21	400,179	3.8
368,500,000		United States Treasury Bill	0.010%, 02/11/21	368,457	3.5
221,925,000		United States Treasury Bill	0.010%, 02/18/21	221,895	2.1
342,086,000		United States Treasury Bill	0.010%, 02/25/21	342,036	3.2
241,591,000		United States Treasury Bill	0.010%, 03/04/21	241,551	2.3
221,000,000		United States Treasury Bill	0.010%, 03/18/21	220,958	2.1
238,368,000		United States Treasury Bill	0.010%, 03/25/21	238,316	2.2
80,258,000		United States Treasury Bill	0.010%, 04/01/21	80,243	0.8
205,648,000		United States Treasury Bill	0.010%, 04/22/21	205,587	1.9
200,012,000		United States Treasury Bill	0.010%, 01/21/21–04/29/21	199,979	1.9
		Other		128,119	1.2
				5,997,429	56.6
VARIABLE RATE SECURITIES
84,000,000	i	Federal Agricultural Mortgage Corp
		(FAMC), SOFR + 0.070%	0.160%, 02/08/21	84,000	0.8
75,000,000	i	FAMC, SOFR + 0.280%	0.370%, 03/23/21	75,000	0.7

See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	77

Summary portfolio of investments	concluded

CREF Money Market Account ■ December 31, 2020

Principal		Issuer		Value (000)	% of net assets
VARIABLE RATE SECURITIES—continued
$205,000,000	i	FAMC, SOFR + 0.060%–SOFR + 0.300%	0.150%–0.390%, 02/03/21–05/14/21	$205,000	1.9%
100,000,000	i	Federal Farm Credit Bank (FFCB), SOFR + 0.280%	0.370%, 04/23/21	100,000	0.9
75,000,000	i	FFCB, SOFR + 0.290%	0.380%, 04/23/21	75,000	0.7
100,000,000	i	FFCB, SOFR + 0.300%	0.390%, 04/27/21	100,000	0.9
85,000,000	i	FFCB, SOFR + 0.040%	0.130%, 06/01/22	84,997	0.8
85,000,000	i	FFCB, SOFR + 0.045%	0.135%, 09/08/22	84,993	0.8
381,000,000	i	FFCB, SOFR + 0.040%–SOFR + 0.190%	0.130%–0.280%, 01/19/21–10/21/22	381,000	3.6
85,000,000	i	Federal Home Loan Bank (FHLB), SOFR + 0.030%	0.120%, 01/11/21	85,000	0.8
85,000,000	i	FHLB, SOFR + 0.040%	0.130%, 02/26/21	85,000	0.8
80,000,000	i	FHLB, SOFR + 0.280%	0.370%, 03/25/21	80,000	0.8
150,000,000	i	FHLB, SOFR + 0.230%	0.320%, 04/13/21	150,000	1.4
73,000,000	i	FHLB, SOFR + 0.120%	0.210%, 10/13/21	73,000	0.7
84,000,000	i	FHLB, SOFR + 0.080%	0.170%, 02/22/22	84,000	0.8
593,850,000	i	FHLB, LIBOR 1 M – 0.045%–LIBOR 1 M + 0.070%	0.099%–0.218%, 01/11/21–12/08/22	593,850	5.6
273,000,000	i	FHLMC, SOFR + 0.030%–SOFR + 0.300%	0.120%–0.390%, 01/22/21–08/19/22	273,000	2.6
83,000,000	i	Federal National Mortgage Association
		(FNMA), SOFR + 0.050%	0.140%, 03/04/21	83,000	0.8
100,000,000	i	FNMA, SOFR + 0.250%	0.340%, 03/24/21	100,000	0.9
80,000,000	i	FNMA, SOFR + 0.280%	0.370%, 04/26/21	80,000	0.8
171,000,000	i	FNMA, SOFR + 0.120%–SOFR + 0.320%	0.210%–0.410%, 04/05/21–07/29/22	171,000	1.6
				3,047,840	28.7
		TOTAL SHORT-TERM INVESTMENTS	(Cost $10,651,798)	10,651,798	100.5

		TOTAL PORTFOLIO	(Cost $10,651,798)	10,651,798	100.5
		OTHER ASSETS & LIABILITIES, NET		(54,658)	(0.5)
		NET ASSETS		$10,597,140	100.0%

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

78	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

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College Retirement Equities Fund ■ 2020 Annual Report	79

Statements of assets and liabilities

College Retirement Equities Fund  ■  December 31, 2020

		Stock	Global Equities	Growth	Equity Index	Bond Market	Inflation-Linked	Social Choice	Money Market
	(amounts in thousands, except accumulation unit value)	Account	Account	Account	Account	Account	Bond Account	Account	Account
	ASSETS
	Portfolio investments, at value*†	$127,759,847	$24,395,741	$35,791,877	$21,923,024	$16,247,551	$7,204,342	$18,240,982	$10,651,798
	Affiliated investments, at value‡	256,131	—	—	—	—	—	—	—
	Total portfolio investments, at value	128,015,978	24,395,741	35,791,877	21,923,024	16,247,551	7,204,342	18,240,982	10,651,798
	Cash#	—	—	—	—	94,848	1	29,884	2
	Cash – foreign^	4,649	874	6	—	—	—	1,100	—
	Dividends and interest receivable	150,469	27,318	8,967	16,382	77,820	19,936	52,556	1,265
	Receivable from securities transactions	65,394	60	24,149	306	1,680	—	7,035	—
	Receivable for delayed delivery securities	2,714	185	—	—	413,578	—	289,375	—
	Due from affiliates	—	5,099	—	—	3,054	7,492	1,969	—
	Receivable for variation margin on open futures contracts	35,025	5,397	—	1,986	—	—	—	—
	Unrealized appreciation on forward foreign currency contracts	598	—	—	—	2	—	—	—
	Other	16,631	2,814	2,966	3,109	2,590	1,616	2,327	2,081
	Total assets	128,291,458	24,437,488	35,827,965	21,944,807	16,841,123	7,233,387	18,625,228	10,655,146
	LIABILITIES
	Investment management fees payable	7,797	1,849	517	292	367	168	589	169
	Service agreement fees payable	2,454	163	791	444	38	88	—	152
	Payable for collateral for securities loaned	1,094,658	50,777	93,947	104,433	—	—	138,344	—
	Payable for securities transactions	75,114	45	12,171	—	—	—	3,667	—
	Payable for delayed delivery securities	—	—	—	—	1,808,927	—	1,084,471	—
	Due to affiliates	99,842	3	6,405	10,489	2	1	1	55,604
	Overdraft payable**	22,120	13,710	—	1,392	—	—	—	—
Written options◊		3	—	—	—	—	—	—	—
	Unrealized depreciation on forward foreign currency contracts	3,870	—	—	—	4,238	—	938	—
	Payable for variation margin on centrally cleared swap contracts	—	—	—	—	69	—	—	—
	Payable for trustee compensation	13,736	2,708	2,962	2,427	2,248	1,617	2,148	2,081
	Other	10,688	1,413	—	—	45	—	2	—
	Total liabilities	1,330,282	70,668	116,793	119,477	1,815,934	1,874	1,230,160	58,006
	NET ASSETS	$126,961,176	$24,366,820	$35,711,172	$21,825,330	$15,025,189	$7,231,513	$17,395,068	$10,597,140
CLASS R1 (Accumulation):	Net assets	$15,269,504	$4,031,684	$6,547,861	$4,230,490	$2,373,360	$1,182,294	$2,600,991	$2,001,074
	Units outstanding	23,426	16,373	19,822	13,096	16,727	15,121	8,522	75,961
	Unit value	$651.83	$246.25	$330.34	$323.03	$141.89	$78.19	$305.21	$26.34
CLASS R2 (Accumulation):	Net assets	$37,943,248	$8,190,493	$12,018,883	$7,481,140	$5,178,648	$2,266,955	$6,114,157	$3,207,812
	Units outstanding	57,468	32,838	35,920	22,864	36,033	28,624	19,778	120,569
	Unit value	$660.26	$249.42	$334.60	$327.20	$143.72	$79.20	$309.14	$26.61
CLASS R3 (Accumulation):	Net assets	$61,615,969	$11,671,991	$16,451,665	$9,583,565	$7,152,049	$3,590,278	$8,235,191	$5,263,085
	Units outstanding	92,945	46,607	48,969	29,172	49,564	45,151	26,532	197,135
	Unit value	$662.93	$250.43	$335.96	$328.52	$144.30	$79.52	$310.39	$26.70
ANNUITY:	Net assets	$12,132,455	$472,652	$692,763	$530,135	$321,132	$191,986	$444,729	$125,169
	* Includes securities loaned of	$1,970,768	$187,902	$138,666	$152,115	$—	$—	$217,707	$—
	** Includes cash collateral for securities loaned of	$—	$(8,819)	$—	$—	$—	$—	$—	$—
	# Includes cash collateral for mortgage dollar rolls of	$—	$—	$—	$—	$95,000	$—	$27,501	$—
	† Portfolio investments; unaffiliated issuers cost	$99,428,388	$18,180,471	$24,817,269	$7,880,598	$15,369,740	$6,525,773	$14,802,615	$10,651,798
	‡ Portfolio investments, affiliated issuers cost	$232,180	$—	$—	$—	$—	$—	$—	$—
	^ Foreign cash, cost	$4,642	$873	$6	$—	$—	$—	$1,101	$—
	◊ Written options premiums	$14	$—	$—	$—	$—	$—	$—	$—

80	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	81

Statements of operations

College Retirement Equities Fund  ■  For the year ended December 31, 2020

	Stock	Global Equities	Growth	Equity Index	Bond Market	Inflation-Linked	Social Choice	Money Market
(amounts in thousands)	Account	Account	Account	Account	Account	Bond Account	Account	Account
INVESTMENT INCOME
Dividends:
Unaffiliated issuers*	$1,984,957	$343,392	$219,248	$329,669	$—	$—	$179,317	$—
Affiliated issuers*	2,330	—	—	—	—	—	—	—
Income from securities lending	25,100	4,510	2,062	2,508	—	—	2,406	—
Interest*	5,474	585	328	266	391,892	115,092	166,193	62,144
Other	1,165	910	—	36	3,605	3	609	26
Total income	2,019,026	349,397	221,638	332,479	395,497	115,095	348,525	62,170
EXPENSES
Investment management fees	104,272	15,880	12,314	3,021	7,715	1,662	7,390	2,940
Administrative – Class R1	39,908	10,269	16,504	11,047	6,914	3,303	7,038	6,397
Administrative – Class R2	59,338	12,249	18,066	11,703	9,039	3,902	9,687	6,258
Administrative – Class R3	89,922	14,015	20,175	12,386	10,266	5,059	10,755	8,432
Distribution fees – Class R1	16,610	4,275	6,874	4,598	2,876	1,374	2,929	2,660
Distribution fees – Class R2	23,071	4,765	7,035	4,550	3,511	1,516	3,767	2,432
Distribution fees – Class R3	32,828	5,115	7,369	4,519	3,744	1,845	3,925	3,075
Mortality and expense risk charges	5,533	1,013	1,498	953	735	345	771	583
Total expenses	371,482	67,581	89,835	52,777	44,800	19,006	46,262	32,777
Less: Expenses withheld by TIAA	—	—	—	—	—	—	—	(7,688)
Net expenses	371,482	67,581	89,835	52,777	44,800	19,006	46,262	25,089
Net investment income (loss)	1,647,544	281,816	131,803	279,702	350,697	96,089	302,263	37,081
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers†	5,098,520	861,347	6,137,540	1,363,604	291,510	14,616	692,738	442
Affiliated issuers	(28,104)	—	—	—	—	—	—	—
Purchased options	9,463	66	—	—	—	—	—	—
Written options	(13,523)	(1,139)	—	—	—	—	—	—
Futures contracts	148,662	20,321	—	(63)	17	—	1	—
Forward foreign currency contracts	(939)	—	—	—	(10,101)	—	(393)	—
Swap contracts	—	—	—	—	4,195	—	—	—
Foreign currency transactions	(14,662)	(3,352)	(821)	—	632	—	321	—
Net realized gain (loss) on total investments	5,199,417	877,243	6,136,719	1,363,541	286,253	14,616	692,667	442
Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	11,960,018	3,219,586	4,259,411	2,026,553	462,176	415,592	1,060,825	—
Affiliated issuers	18,284	—	—	—	—	—	—	—
Written options	(52)	—	—	—	—	—	—	—
Futures contracts	24,288	2,951	—	1,612	—	—	—	—
Forward foreign currency contracts	(2,127)	—	—	—	(2,217)	—	(816)	—
Swap contracts	—	—	—	—	(253)	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	4,594	1,211	50	—	(644)	—	598	—
Net change in unrealized appreciation (depreciation) on total investments	12,005,005	3,223,748	4,259,461	2,028,165	459,062	415,592	1,060,607	—
Net realized and unrealized gain (loss) on total investments	17,204,422	4,100,991	10,396,180	3,391,706	745,315	430,208	1,753,274	442
Net increase (decrease) in net assets from operations	$18,851,966	$4,382,807	$10,527,983	$3,671,408	$1,096,012	$526,297	$2,055,537	$37,523

* Net of foreign withholding taxes of unaffiliated issuers	$81,256	$17,210	$1,707	$27	$183	$—	$6,986	$—
† Includes net realized gain (loss) from securities sold to affiliates of	$629,547	$208,825	$693,813	$139,145	$—	$—	$13,656	$—
‡ Includes net change in unrealized foreign capital gains taxes of	$(5,616)	$(710)	$—	$—	$(32)	$—	$—	$—

82	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	83

Statements of changes in net assets

College Retirement Equities Fund  ■  For the year ended

		Stock Account		Global Equities Account		Growth Account
(amounts in thousands, except accumulation units)		December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

OPERATIONS
Net investment income (loss)		$1,647,544	$2,136,156	$281,816	$386,694	$131,803	$169,110
Net realized gain (loss) on total investments		5,199,417	6,052,252	877,243	951,173	6,136,719	3,248,644
Net change in unrealized appreciation (depreciation) on total investments		12,005,005	19,070,768	3,223,748	3,608,155	4,259,461	3,672,225
Net increase (decrease) in net assets from operations		18,851,966	27,259,176	4,382,807	4,946,022	10,527,983	7,089,979

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	401,380	419,648	139,187	168,295	302,936	225,735
	Class R2	805,365	886,355	231,542	219,387	346,985	257,856
	Class R3	1,526,195	1,511,960	633,822	430,907	659,126	493,263
Net transfers between CREF Accounts:	Class R1	(474,595)	(138,706)	(101,456)	(15,647)	(216,714)	(75,553)
	Class R2	(389,766)	(314,196)	86,482	8,864	(96,224)	(162,025)
	Class R3	(862,544)	(527,435)	31,169	(40,003)	(269,931)	(154,390)
Withdrawals and death benefits:	Class R1	(1,499,736)	(1,651,825)	(423,941)	(475,045)	(668,907)	(585,733)
	Class R2	(3,536,605)	(4,093,122)	(748,176)	(839,791)	(1,091,170)	(999,097)
	Class R3	(6,026,060)	(6,477,972)	(1,149,964)	(1,256,279)	(1,655,054)	(1,348,676)
Annuity payments:		(1,169,339)	(1,374,717)	(35,623)	(39,602)	(48,765)	(47,666)
Net increase (decrease) from participant transactions		(11,225,705)	(11,760,010)	(1,336,958)	(1,838,914)	(2,737,718)	(2,396,286)
Net increase (decrease) in net assets		7,626,261	15,499,166	3,045,849	3,107,108	7,790,265	4,693,693

NET ASSETS
Beginning of period		119,334,915	103,835,749	21,320,971	18,213,863	27,920,907	23,227,214
End of period		$126,961,176	$119,334,915	$24,366,820	$21,320,971	$35,711,172	$27,920,907

ACCUMULATION UNITS:
Units purchased:	Class R1	750,296	831,917	690,293	938,135	1,150,083	1,064,423
	Class R2	1,497,161	1,749,458	1,126,257	1,205,316	1,309,422	1,197,261
	Class R3	2,543,692	2,676,325	2,876,490	2,257,078	2,316,680	2,184,748
Units sold / transferred:	Class R1	(3,632,558)	(3,559,148)	(2,630,955)	(2,699,139)	(3,367,507)	(3,095,678)
	Class R2	(7,281,293)	(8,668,268)	(3,458,376)	(4,530,578)	(4,637,965)	(5,380,848)
	Class R3	(12,656,276)	(13,658,015)	(5,717,914)	(7,017,380)	(7,389,191)	(6,975,282)
Outstanding:
Beginning of period		192,617,266	213,244,997	102,931,427	112,777,995	115,328,924	126,334,300
End of period		173,838,288	192,617,266	95,817,222	102,931,427	104,710,446	115,328,924

84	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	85

Statements of changes in net assets	continued

College Retirement Equities Fund  ■  For the year ended

		Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
(amounts in thousands, except accumulation units)		December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

OPERATIONS
Net investment income (loss)		$279,702	$324,671	$350,697	$392,776	$96,089	$136,298
Net realized gain (loss) on total investments		1,363,541	934,581	286,253	115,047	14,616	(1,373)
Net change in unrealized appreciation (depreciation) on total investments		2,028,165	3,718,832	459,062	662,264	415,592	271,988
Net increase (decrease) in net assets from operations		3,671,408	4,978,084	1,096,012	1,170,087	526,297	406,913

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	194,078	169,126	217,407	183,520	160,764	112,111
	Class R2	248,717	247,715	318,567	285,876	159,218	139,346
	Class R3	347,919	364,644	596,036	567,202	321,421	242,397
Net transfers between CREF Accounts:	Class R1	(170,783)	(31,536)	83,391	101,745	44,448	36,553
	Class R2	(130,354)	(27,137)	256,928	215,468	128,028	75,864
	Class R3	(210,828)	(49,180)	260,450	272,800	181,520	103,379
Withdrawals and death benefits:	Class R1	(461,461)	(460,364)	(317,040)	(289,786)	(147,653)	(130,350)
	Class R2	(778,664)	(752,721)	(633,037)	(611,249)	(285,131)	(273,489)
	Class R3	(1,115,170)	(952,105)	(1,015,615)	(895,928)	(469,097)	(406,981)
Annuity payments:		(42,421)	(45,192)	(30,278)	(28,622)	(18,632)	(18,628)
Net increase (decrease) from participant transactions		(2,118,967)	(1,536,750)	(263,191)	(198,974)	74,886	(119,798)
Net increase (decrease) in net assets		1,552,441	3,441,334	832,821	971,113	601,183	287,115

NET ASSETS
Beginning of period		20,272,889	16,831,555	14,192,368	13,221,255	6,630,330	6,343,215
End of period		$21,825,330	$20,272,889	$15,025,189	$14,192,368	$7,231,513	$6,630,330

ACCUMULATION UNITS:
Units purchased:	Class R1	733,048	702,275	1,590,164	1,425,839	2,133,720	1,570,229
	Class R2	957,051	1,019,672	2,298,506	2,208,673	2,093,085	1,945,878
	Class R3	1,232,194	1,416,310	4,051,035	4,216,412	4,028,507	3,224,346
Units sold / transferred:	Class R1	(2,366,813)	(2,044,142)	(1,708,690)	(1,478,865)	(1,372,803)	(1,327,505)
	Class R2	(3,475,139)	(3,213,358)	(2,748,719)	(3,075,368)	(2,089,147)	(2,758,743)
	Class R3	(4,979,337)	(4,106,533)	(5,469,527)	(4,842,623)	(3,819,802)	(4,176,084)
Outstanding:
Beginning of period		73,031,391	79,257,167	104,311,928	105,857,860	87,922,685	89,444,564
End of period		65,132,395	73,031,391	102,324,697	104,311,928	88,896,245	87,922,685

86	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	87

Statements of changes in net assets	concluded

College Retirement Equities Fund  ■  For the year ended

		Social Choice Account		Money Market Account
(amounts in thousands, except accumulation units)		December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

OPERATIONS
Net investment income (loss)		$302,263	$342,311	$37,081	$188,092
Net realized gain (loss) on total investments		692,667	587,126	442	203
Net change in unrealized appreciation (depreciation) on total investments		1,060,607	1,695,423	—	—
Net increase (decrease) in net assets from operations		2,055,537	2,624,860	37,523	188,295

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	135,067	129,760	975,472	683,018
	Class R2	443,899	276,985	1,276,761	701,710
	Class R3	722,944	459,555	2,718,638	1,377,722
Net transfers between CREF Accounts:	Class R1	(6,274)	17,602	163,240	35,623
	Class R2	211,036	119,106	537,084	149,485
	Class R3	257,112	134,898	688,582	264,420
Withdrawals and death benefits:	Class R1	(249,570)	(257,228)	(1,078,924)	(678,356)
	Class R2	(532,111)	(512,009)	(1,571,024)	(924,766)
	Class R3	(763,007)	(656,578)	(3,174,935)	(1,640,679)
Annuity payments:		(37,146)	(37,737)	(15,428)	(14,695)
Net increase (decrease) from participant transactions		181,950	(325,646)	519,466	(46,518)
Net increase (decrease) in net assets		2,237,487	2,299,214	556,989	141,777

NET ASSETS
Beginning of period		15,157,581	12,858,367	10,040,151	9,898,374
End of period		$17,395,068	$15,157,581	$10,597,140	$10,040,151

ACCUMULATION UNITS:
Units purchased:	Class R1	499,272	517,476	37,043,012	26,200,893
	Class R2	1,630,433	1,092,143	48,014,917	26,716,005
	Class R3	2,567,063	1,708,819	101,258,332	51,911,585
Units sold / transferred:	Class R1	(941,610)	(963,165)	(34,767,224)	(24,656,686)
	Class R2	(1,210,391)	(1,565,109)	(38,866,180)	(29,532,791)
	Class R3	(1,870,709)	(2,075,868)	(92,751,729)	(52,284,054)
Outstanding:
Beginning of period		54,157,355	55,443,059	373,734,208	375,379,256
End of period		54,831,413	54,157,355	393,665,336	373,734,208

88	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	89

Financial highlights

College Retirement Equities Fund

		Selected per accumulation unit data											Ratios and supplemental data
		Gain (loss) from investment operations
								Net realized					Ratios to average net assets				Accumulation
	For the year ended	Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses	Net investment income (loss	)	Portfolio turnover rate	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

STOCK ACCOUNT
Class R1:	12/31/20	$9.890		$2.810		$7.080		$90.652	$97.732	$554.098	$651.830	17.64%	0.52%	1.31%		69%	23		$15,270
	12/31/19	11.125		2.749		8.376		109.873	118.249	435.849	554.098	27.13	0.55	1.67		60	26		14,577
	12/31/18	10.238		2.573		7.665		(55.323)	(47.658)	483.507	435.849	(9.86)	0.53	1.57		55	29		12,655
	12/31/17	8.937		2.869		6.068		84.379	90.447	393.060	483.507	23.01	0.65	1.38		48	33		15,853
	12/31/16	8.586		2.727		5.859		25.797	31.656	361.404	393.060	8.76	0.74	1.59		56	36		14,174
Class R2:	12/31/20	10.005		1.916		8.089		91.852	99.941	560.315	660.256	17.84	0.35	1.47		69	57		37,943
	12/31/19	11.240		1.772		9.468		110.979	120.447	439.868	560.315	27.38	0.35	1.86		60	63		35,441
	12/31/18	10.327		1.687		8.640		(55.847)	(47.207)	487.075	439.868	(9.69)	0.34	1.75		55	70		30,866
	12/31/17	8.990		1.736		7.254		84.893	92.147	394.928	487.075	23.33	0.39	1.64		48	78		38,159
	12/31/16	8.610		1.724		6.886		25.913	32.799	362.129	394.928	9.06	0.47	1.87		56	86		33,996
Class R3:	12/31/20	10.044		1.598		8.446		92.234	100.680	562.248	662.928	17.91	0.29	1.53		69	93		61,616
	12/31/19	11.279		1.507		9.772		111.324	121.096	441.152	562.248	27.45	0.30	1.92		60	103		57,944
	12/31/18	10.352		1.485		8.867		(56.010)	(47.143)	488.295	441.152	(9.65)	0.30	1.79		55	114		50,309
	12/31/17	9.010		1.395		7.615		85.073	92.688	395.607	488.295	23.43	0.32	1.72		48	124		60,531
	12/31/16	8.619		1.346		7.273		25.956	33.229	362.378	395.607	9.17	0.36	1.97		56	136		53,821

GLOBAL EQUITIES ACCOUNT
Class R1:	12/31/20	3.467		1.009		2.458		42.730	45.188	201.059	246.247	22.48	0.50	1.23		63	16		4,032
	12/31/19	4.042		0.913		3.129		40.803	43.932	157.127	201.059	27.96	0.50	1.73		67	18		3,682
	12/31/18	3.712		0.948		2.764		(25.325)	(22.561)	179.688	157.127	(12.56)	0.53	1.54		77	20		3,154
	12/31/17	3.346		1.117		2.229		32.997	35.226	144.462	179.688	24.38	0.69	1.38		36	20		3,681
	12/31/16	3.218		1.027		2.191		4.314	6.505	137.957	144.462	4.72	0.75	1.60		78	22		3,230
Class R2:	12/31/20	3.505		0.678		2.827		43.288	46.115	203.309	249.424	22.68	0.33	1.39		63	33		8,190
	12/31/19	4.081		0.560		3.521		41.217	44.738	158.571	203.309	28.21	0.31	1.92		67	35		7,150
	12/31/18	3.746		0.624		3.122		(25.558)	(22.436)	181.007	158.571	(12.40)	0.35	1.73		77	38		6,104
	12/31/17	3.365		0.700		2.665		33.198	35.863	145.144	181.007	24.71	0.43	1.64		36	39		7,131
	12/31/16	3.228		0.655		2.573		4.341	6.914	138.230	145.144	5.00	0.48	1.87		78	43		6,224
Class R3:	12/31/20	3.517		0.561		2.956		43.466	46.422	204.012	250.434	22.75	0.27	1.45		63	47		11,672
	12/31/19	4.095		0.465		3.630		41.347	44.977	159.035	204.012	28.28	0.25	1.98		67	49		10,088
	12/31/18	3.747		0.547		3.200		(25.626)	(22.426)	181.461	159.035	(12.36)	0.30	1.77		77	54		8,621
	12/31/17	3.372		0.574		2.798		33.270	36.068	145.393	181.461	24.81	0.35	1.71		36	53		9,558
	12/31/16	3.232		0.514		2.718		4.350	7.068	138.325	145.393	5.11	0.37	1.98		78	57		8,324

90	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	91

Financial highlights	continued

College Retirement Equities Fund

		Selected per accumulation unit data											Ratios and supplemental data
		Gain (loss) from investment operations
								Net realized					Ratios to average net assets				Accumulation
	For the year ended	Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses	Net investment income (loss	)	Portfolio turnover rate	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

GROWTH ACCOUNT
Class R1:	12/31/20	$1.972		$1.242		$0.730		$94.391	$95.121	$235.215	$330.336	40.44%	0.47%	0.27%		82%	20		$6,548
	12/31/19	1.988		1.026		0.962		55.151	56.113	179.102	235.215	31.33	0.48	0.45		85	22		5,184
	12/31/18	2.166		0.914		1.252		(6.193)	(4.941)	184.043	179.102	(2.69)	0.46	0.63		62	24		4,311
	12/31/17	1.818		0.977		0.841		43.121	43.962	140.081	184.043	31.38	0.60	0.52		48	26		4,841
	12/31/16	1.782		0.902		0.880		2.577	3.457	136.624	140.081	2.53	0.67	0.65		64	28		3,941
Class R2:	12/31/20	1.995		0.800		1.195		95.559	96.754	237.849	334.603	40.68	0.30	0.44		82	36		12,019
	12/31/19	2.007		0.609		1.398		55.701	57.099	180.750	237.849	31.59	0.28	0.65		85	39		9,335
	12/31/18	2.186		0.555		1.631		(6.277)	(4.646)	185.396	180.750	(2.51)	0.28	0.82		62	43		7,850
	12/31/17	1.830		0.556		1.274		43.379	44.653	140.743	185.396	31.73	0.34	0.78		48	47		8,788
	12/31/16	1.788		0.534		1.254		2.593	3.847	136.896	140.743	2.81	0.39	0.93		64	51		7,172
Class R3:	12/31/20	2.003		0.644		1.359		95.929	97.288	238.674	335.962	40.76	0.24	0.50		82	49		16,452
	12/31/19	2.016		0.496		1.520		55.873	57.393	181.281	238.674	31.66	0.23	0.70		85	54		12,898
	12/31/18	2.193		0.471		1.722		(6.301)	(4.579)	185.860	181.281	(2.46)	0.24	0.86		62	59		10,665
	12/31/17	1.834		0.429		1.405		43.471	44.876	140.984	185.860	31.83	0.26	0.86		48	62		11,524
	12/31/16	1.790		0.395		1.395		2.599	3.994	136.990	140.984	2.92	0.29	1.03		64	67		9,424

EQUITY INDEX ACCOUNT
Class R1:	12/31/20	4.683		1.182		3.501		51.129	54.630	268.398	323.028	20.35	0.44	1.30		3	13		4,230
	12/31/19	4.780		1.100		3.680		58.895	62.575	205.823	268.398	30.40	0.46	1.53		2	15		3,954
	12/31/18	4.426		0.992		3.434		(15.616)	(12.182)	218.005	205.823	(5.59)	0.44	1.52		3	16		3,308
	12/31/17	3.836		1.126		2.710		34.271	36.981	181.024	218.005	20.43	0.57	1.37		4	18		3,912
	12/31/16	3.648		1.044		2.604		16.892	19.496	161.528	181.024	12.07	0.63	1.56		4	19		3,501
Class R2:	12/31/20	4.739		0.737		4.002		51.792	55.794	271.404	327.198	20.56	0.27	1.47		3	23		7,481
	12/31/19	4.832		0.630		4.202		59.485	63.687	207.717	271.404	30.66	0.26	1.73		2	25		6,889
	12/31/18	4.465		0.581		3.884		(15.774)	(11.890)	219.607	207.717	(5.41)	0.26	1.71		3	28		5,728
	12/31/17	3.859		0.612		3.247		34.480	37.727	181.880	219.607	20.74	0.31	1.63		4	31		6,708
	12/31/16	3.662		0.591		3.071		16.959	20.030	161.850	181.880	12.38	0.35	1.84		4	33		6,035
Class R3:	12/31/20	4.757		0.578		4.179		52.002	56.181	272.341	328.522	20.63	0.21	1.53		3	29		9,584
	12/31/19	4.851		0.502		4.349		59.668	64.017	208.324	272.341	30.73	0.21	1.78		2	33		8,965
	12/31/18	4.479		0.486		3.993		(15.823)	(11.830)	220.154	208.324	(5.37)	0.21	1.75		3	36		7,418
	12/31/17	3.869		0.458		3.411		34.551	37.962	182.192	220.154	20.84	0.23	1.71		4	39		8,486
	12/31/16	3.667		0.419		3.248		16.983	20.231	161.961	182.192	12.49	0.25	1.94		4	42		7,570

92	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	93

Financial highlights	continued

College Retirement Equities Fund

		Selected per accumulation unit data											Ratios and supplemental data
		Gain (loss) from investment operations
								Net realized					Ratios to average net assets				Portfolio	Accumulation
	For the year ended	Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses	Net investment income (loss	)	Portfolio turnover rate	turnover rate excluding mortgage dollar rolls	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

BOND MARKET ACCOUNT
Class R1:	12/31/20	$3.696		$0.655		$3.041		$7.068	$10.109	$131.777	$141.886	7.67%	0.48%	2.21%		135%	84%	17		$2,373
	12/31/19	4.029		0.634		3.395		7.214	10.609	121.168	131.777	8.75	0.50	2.66		85	79	17		2,220
	12/31/18	3.829		0.620		3.209		(3.713)	(0.504)	121.672	121.168	(0.41)	0.52	2.68		106	91	17		2,048
	12/31/17	3.517		0.764		2.753		1.670	4.423	117.249	121.672	3.77	0.64	2.30		140	96	18		2,209
	12/31/16	3.430		0.827		2.603		0.897	3.500	113.749	117.249	3.08	0.70	2.21		240	131	19		2,175
Class R2:	12/31/20	3.741		0.427		3.314		7.152	10.466	133.253	143.719	7.85	0.31	2.38		135	84	36		5,179
	12/31/19	4.070		0.385		3.685		7.286	10.971	122.282	133.253	8.97	0.30	2.86		85	79	36		4,862
	12/31/18	3.861		0.402		3.459		(3.741)	(0.282)	122.564	122.282	(0.23)	0.33	2.87		106	91	37		4,567
	12/31/17	3.539		0.453		3.086		1.676	4.762	117.802	122.564	4.04	0.38	2.56		140	96	39		4,818
	12/31/16	3.442		0.506		2.936		0.892	3.828	113.974	117.802	3.36	0.43	2.48		240	131	40		4,672
Class R3:	12/31/20	3.756		0.346		3.410		7.176	10.586	133.712	144.298	7.92	0.25	2.44		135	84	50		7,152
	12/31/19	4.083		0.317		3.766		7.308	11.074	122.638	133.712	9.03	0.25	2.91		85	79	51		6,817
	12/31/18	3.872		0.352		3.520		(3.753)	(0.233)	122.871	122.638	(0.19)	0.29	2.91		106	91	52		6,329
	12/31/17	3.546		0.360		3.186		1.681	4.867	118.004	122.871	4.12	0.30	2.63		140	96	53		6,527
	12/31/16	3.446		0.385		3.061		0.891	3.952	114.052	118.004	3.47	0.32	2.58		240	131	54		6,370

INFLATION-LINKED BOND ACCOUNT
Class R1:	12/31/20	1.271		0.338		0.933		4.714	5.647	72.542	78.189	7.78	0.45	1.24		25	25	15		1,182
	12/31/19	1.660		0.329		1.331		2.944	4.275	68.267	72.542	6.27	0.46	1.88		26	26	14		1,042
	12/31/18	2.105		0.307		1.798		(2.292)	(0.494)	68.761	68.267	(0.72)	0.45	2.63		21	21	14		964
	12/31/17	1.731		0.395		1.336		(0.315)	1.021	67.740	68.761	1.51	0.58	1.95		18	18	15		1,041
	12/31/16	1.465		0.433		1.032		1.474	2.506	65.234	67.740	3.84	0.64	1.52		23	23	16		1,107
Class R2:	12/31/20	1.270		0.213		1.057		4.787	5.844	73.353	79.197	7.96	0.28	1.39		25	25	29		2,267
	12/31/19	1.686		0.190		1.496		2.962	4.458	68.895	73.353	6.48	0.27	2.09		26	26	29		2,099
	12/31/18	2.122		0.182		1.940		(2.310)	(0.370)	69.265	68.895	(0.53)	0.26	2.82		21	21	29		2,028
	12/31/17	1.743		0.218		1.525		(0.319)	1.206	68.059	69.265	1.77	0.32	2.22		18	18	30		2,096
	12/31/16	1.471		0.249		1.222		1.475	2.697	65.362	68.059	4.13	0.37	1.80		23	23	31		2,123
Class R3:	12/31/20	1.274		0.168		1.106		4.805	5.911	73.606	79.517	8.03	0.22	1.44		25	25	45		3,590
	12/31/19	1.694		0.153		1.541		2.970	4.511	69.095	73.606	6.53	0.21	2.14		26	26	45		3,308
	12/31/18	2.125		0.154		1.971		(2.313)	(0.342)	69.437	69.095	(0.49)	0.22	2.86		21	21	46		3,171
	12/31/17	1.746		0.165		1.581		(0.320)	1.261	68.176	69.437	1.85	0.24	2.29		18	18	46		3,214
	12/31/16	1.480		0.179		1.301		1.468	2.769	65.407	68.176	4.23	0.26	1.91		23	23	48		3,271

94	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	95

Financial highlights	continued

College Retirement Equities Fund

		Selected per accumulation unit data											Ratios and supplemental data
		Gain (loss) from investment operations
								Net realized					Ratios to average net assets				Portfolio	Accumulation
	For the year ended	Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses	Net investment income (loss	)	Portfolio turnover rate	turnover rate excluding mortgage dollar rolls	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

SOCIAL CHOICE ACCOUNT
Class R1:	12/31/20	$6.129		$1.279		$4.850		$30.887	$35.737	$269.468	$305.205	13.26%	0.47%	1.79%		100%	73%	9		$2,601
	12/31/19	6.789		1.210		5.579		40.254	45.833	223.635	269.468	20.50	0.49	2.24		52	51	9		2,416
	12/31/18	6.291		1.102		5.189		(15.749)	(10.560)	234.195	223.635	(4.51)	0.47	2.21		52	47	9		2,104
	12/31/17	5.627		1.327		4.300		24.249	28.549	205.646	234.195	13.88	0.60	1.95		53	37	10		2,426
	12/31/16	5.437		1.336		4.101		9.343	13.444	192.202	205.646	7.00	0.68	2.07		93	50	11		2,287
Class R2:	12/31/20	6.195		0.832		5.363		31.296	36.659	272.485	309.144	13.45	0.30	1.96		100	73	20		6,114
	12/31/19	6.857		0.724		6.133		40.661	46.794	225.691	272.485	20.73	0.29	2.43		52	51	19		5,275
	12/31/18	6.344		0.673		5.671		(15.895)	(10.224)	235.915	225.691	(4.33)	0.28	2.39		52	47	20		4,476
	12/31/17	5.661		0.757		4.904		24.394	29.298	206.617	235.915	14.18	0.34	2.21		53	37	22		5,082
	12/31/16	5.456		0.799		4.657		9.377	14.034	192.583	206.617	7.29	0.40	2.35		93	50	23		4,784
Class R3:	12/31/20	6.218		0.672		5.546		31.423	36.969	273.423	310.392	13.52	0.24	2.01		100	73	27		8,235
	12/31/19	6.879		0.592		6.287		40.787	47.074	226.349	273.423	20.80	0.23	2.49		52	51	26		7,064
	12/31/18	6.361		0.576		5.785		(15.940)	(10.155)	236.504	226.349	(4.29)	0.24	2.43		52	47	26		5,931
	12/31/17	5.673		0.586		5.087		24.445	29.532	206.972	236.504	14.27	0.26	2.29		53	37	28		6,547
	12/31/16	5.461		0.594		4.867		9.391	14.258	192.714	206.972	7.40	0.30	2.45		93	50	29		6,078

96	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	97

Financial highlights	concluded

College Retirement Equities Fund

		Selected per accumulation unit data													Ratios and supplemental data
		Gain (loss) from investment operations
								Net realized							Ratios to average net assets				Accumulation
	For the year ended	Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments	)	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return	[b]	Gross expenses	Expenses net of TIAA withholding	Net investment income (loss	)	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

MONEY MARKET ACCOUNT
Class R1:	12/31/20	$0.143		$0.075		$0.068		$0.006		$0.074	$26.269	$26.343	0.28%		0.45%	0.28%	0.26%		76		$2,001
	12/31/19	0.577		0.175		0.402		0.001		0.403	25.866	26.269	1.56		0.47	0.67	1.54		74		1,936
	12/31/18	0.474		0.206		0.268		0.002		0.270	25.596	25.866	1.05		0.45	0.80	1.04		72		1,866
	12/31/17	0.227		0.165		0.062		0.000		0.062	25.534	25.596	0.25		0.57	0.64	0.32		72		1,842
	12/31/16	0.111		0.111		0.000		0.000		0.000	25.534	25.534	0.00		0.64	0.43	0.00		84		2,145
Class R2:	12/31/20	0.141		0.058		0.083		0.011		0.094	26.512	26.606	0.35		0.28	0.22	0.31		121		3,208
	12/31/19	0.582		0.071		0.511		0.001		0.512	26.000	26.512	1.97		0.27	0.27	1.94		111		2,954
	12/31/18	0.476		0.138		0.338		0.000		0.338	25.662	26.000	1.32		0.27	0.53	1.31		114		2,970
	12/31/17	0.227		0.116		0.111		0.002		0.113	25.549	25.662	0.44		0.31	0.45	0.58		111		2,838
	12/31/16	0.111		0.096		0.015		0.000		0.015	25.534	25.549	0.06		0.36	0.37	0.08		129		3,306
Class R3:	12/31/20	0.142		0.051		0.091		0.011		0.102	26.596	26.698	0.38		0.22	0.19	0.34		197		5,263
	12/31/19	0.583		0.057		0.526		0.001		0.527	26.069	26.596	2.02		0.22	0.22	2.00		189		5,017
	12/31/18	0.477		0.103		0.374		0.000		0.374	25.695	26.069	1.46		0.23	0.40	1.45		189		4,927
	12/31/17	0.228		0.102		0.126		0.002		0.128	25.567	25.695	0.50		0.23	0.40	0.66		177		4,539
	12/31/16	0.111		0.078		0.033		0.000		0.033	25.534	25.567	0.13		0.26	0.30	0.17		205		5,231

a	Based on average units outstanding.
b	Based on per accumulation unit data.
i	Does not include annuity net assets.

98	2020 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2020 Annual Report	99

Notes to financial statements

College Retirement Equities Fund

Note 1—organization

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine

100	2020 Annual Report ■ College Retirement Equities Fund

the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class. Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.

Foreign currency transactions and translation: The books and records of the Accounts are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Accounts and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statements of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “change in Net unrealized appreciation (depreciation) of investments and foreign currency” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation) on total investments” on the Statements of operations, when applicable.

Trustee compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities.

College Retirement Equities Fund ■ 2020 Annual Report	101

Notes to financial statements

Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Accounts’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New accounting pronouncements: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Accounts may elect to apply the optional expedients as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the optional expedients, but is currently assessing the impact of the ASU’s adoption to the Accounts’ financial statements and various filings.

New rule issuance: In December 2020, the SEC voted to adopt a new rule providing a framework for fund valuation practices. New Rule 2a-5 (“Rule 2a-5”) under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 (“Rule 31a-4”), which provides the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of

102	2020 Annual Report ■ College Retirement Equities Fund

continued

the board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 will become effective on March 8, 2021. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Accounts’ financial statements and various filings.

Note 3—valuation of investments

The Accounts’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Accounts’ major classifications of assets and liabilities measured at fair value follows:

Debt securities: Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by TIAA-CREF Investment Management, LLC (“TCIM”). These securities are generally classified as Level 2.

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued

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based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are categorized as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.

Investments in registered investment companies: Investments in investment companies are valued at their respective net asset value on the valuation date and are generally classified as Level 1.

Option contracts: Purchased and written options traded and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported and are generally classified as Level 1. Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.

Futures contracts: Futures contracts are valued using the closing settlement price and are generally classified as Level 1.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Board and are classified as Level 2.

Repurchase agreements: Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Swap contracts: Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the

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amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

As of December 31, 2020, 100% of the value of investments in the Inflation-Linked Bond Account and Money Market Account were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of the end of the reporting period, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Government bonds	$—	$307	$—	$307
Equity investments:
Communication services	9,067,700	2,108,016	35	11,175,751
Consumer discretionary	12,178,076	4,534,483	6	16,712,565
Consumer staples	4,943,890	3,101,442	4,380	8,049,712
Energy	1,787,876	1,277,708	676	3,066,260
Financials	10,205,479	5,970,448	293	16,176,220
Health care	12,045,084	3,578,479	184	15,623,747
Industrials	8,337,959	4,400,824	2,283	12,741,066
Information technology	23,461,237	5,267,291	142	28,728,670
Materials	2,784,670	2,954,891	8	5,739,569
Real estate	2,435,952	1,173,701	9,204	3,618,857
Utilities	2,121,521	1,082,317	6	3,203,844
Short-term investments	—	3,179,410	—	3,179,410
Written options**	(3)	—	—	(3)
Futures contracts**	35,010	—	—	35,010
Forward foreign currency contracts**	—	(3,272)	—	(3,272)
Total	$89,404,451	$38,626,045	$17,217	$128,047,713
Global Equities
Equity investments:
Asia	$403,342	$3,407,197	$1	$3,810,540
Australasia	—	433,913	2	433,915
Europe	41,439	3,138,197	—	3,179,636
North America	13,363,314	503	—	13,363,817
All other equity investments*	362,293	2,765,799	2	3,128,094
Short-term investments	—	479,739	—	479,739
Futures contracts**	5,394	—	—	5,394
Total	$14,175,782	$10,225,348	$5	$24,401,135

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Notes to financial statements

Account	Level 1	Level 2	Level 3	Total
Growth
Equity investments:
Communication services	$4,861,484	$192,609	$—	$5,054,093
Consumer discretionary	6,111,281	356,995	—	6,468,276
Consumer staples	1,683,546	94,616	—	1,778,162
Health care	4,396,144	291,260	—	4,687,404
Industrials	1,608,447	141,512	—	1,749,959
Information technology	14,086,028	174,756	—	14,260,784
All other equity investments*	1,497,616	—	—	1,497,616
Short-term investments	93,947	201,636	—	295,583
Total	$34,338,493	$1,453,384	$—	$35,791,877
Equity Index
Equity investments:
Financials	$2,328,947	$—	$5	$2,328,952
Health care	3,032,131	—	34	3,032,165
Industrials	2,005,854	—	12	2,005,866
All other equity investments*	14,337,688	—	—	14,337,688
Short-term investments	104,433	113,920	—	218,353
Futures contracts**	1,984	—	—	1,984
Total	$21,811,037	$113,920	$51	$21,925,008
Bond Market
Bank loan obligations	$—	$118,039	$—	$118,039
Corporate bonds	—	6,039,878	479	6,040,357
Government bonds	—	5,946,163	234	5,946,397
Structured assets	—	2,410,284	624	2,410,908
Common stocks	106	—	—	106
Preferred stocks	21,972	—	—	21,972
Short-term investments	—	1,709,772	—	1,709,772
Forward foreign currency contracts**	—	(4,236)	—	(4,236)
Credit default swap contracts**	—	(2,738)	—	(2,738)
Total	$22,078	$16,217,162	$1,337	$16,240,577
Social Choice
Bank loan obligations	$—	$5,996	$—	$5,996
Corporate bonds	—	2,747,151	—	2,747,151
Government bonds	—	3,552,796	7,287	3,560,083
Structured assets	—	534,516	1,429	535,945
Equity investments:
Communication services	680,472	133,889	—	814,361
Consumer discretionary	838,505	368,975	—	1,207,480
Consumer staples	437,581	329,164	—	766,745
Energy	161,150	132,929	—	294,079
Financials	856,961	567,674	3	1,424,638
Health care	1,083,756	341,610	—	1,425,366
Industrials	683,889	430,579	—	1,114,468
Information technology	1,911,917	268,313	—	2,180,230
Materials	216,446	303,911	—	520,357
Real estate	251,797	111,091	—	362,888
Utilities	210,726	120,005	—	330,731
Short-term investments	138,344	812,120	—	950,464
Forward foreign currency contracts**	—	(938)	—	(938)
Total	$7,471,544	$10,759,781	$8,719	$18,240,044

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

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Note 4—investments

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.

Repurchase agreements: In connection with transactions in repurchase agreements, it is the Account’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Accounts’ Statements of assets and liabilities as it is held by the lending agent on behalf of the Accounts, and the Accounts do not have the ability to sell or re-hypothecate those securities. As of December 31, 2020, securities lending transactions (with the exception of the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $179,268,063 related to equity securities and $38,439,335 related to fixed income securities. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on

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its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

At December 31, 2020, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):

Account	Aggregate value of securities on loan	Cash collateral received	*	Non-cash collateral received	Total collateral received
Stock	$1,970,768	$1,094,658		$989,990	$2,084,648
Global Equities	187,902	50,777		148,123	198,900
Growth	138,666	93,947		50,733	144,680
Equity Index	152,115	104,433		54,180	158,613
Social Choice	217,707	138,344		88,014	226,358

*	May include cash and investment of cash collateral.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Accounts have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

Treasury inflation-protected securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of operations.

Zero coupon securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the year ended December 31, 2020 were as follows (dollar amounts are in thousands):

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	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account
Purchases:
Non-U.S. Government	$75,126,118	$12,534,689	$24,524,179	$493,611	$5,009,914	$5,000	$6,045,615
U.S. Government	50,038	—	—	—	15,173,667	1,878,726	9,952,470
Sales:
Non-U.S. Government	$85,198,074	$13,786,773	$27,260,969	$2,306,481	$4,590,734	$9,091	$6,346,464
U.S. Government	50,000	—	—	—	14,695,077	1,729,164	8,897,801

Note 5—derivative investments

Each Account is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. The Accounts record derivative instruments at fair value, with changes in fair value recognized on the Statements of operations, when applicable.

At December 31, 2020, the following Accounts have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows (dollar amounts are in thousands):

	Asset derivatives		Liability derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Stock Account
Equity contracts	Futures contracts*	$35,010	Written options	$(3)
Foreign-exchange contracts	Forward foreign currency contracts	598	Forward foreign currency contracts	(3,870)
Global Equities Account
Equity contracts	Futures contracts*	5,394
Equity Index Account
Equity contracts	Futures contracts*	1,984
Bond Market Account
Credit contracts			Credit default swap contracts*	(2,738)
Foreign-exchange contracts	Forward foreign currency contracts	2	Forward foreign currency contracts	(4,238)
Social Choice Account
Foreign-exchange contracts			Forward foreign currency contracts	(938)

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swap contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts and centrally cleared swap contracts.

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Notes to financial statements

For the year ended December 31, 2020, the effect of derivative contracts on the Accounts’ Statements of operations was as follows (dollar amounts are in thousands):

Derivative contract	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation )
Stock Account
Equity contracts	Purchased options	$9,463	$—
Equity contracts	Written options	(13,523)	(52)
Equity contracts	Futures contracts	148,662	24,288
Foreign-exchange contracts	Forward foreign currency contracts	(939)	(2,127)
Global Equities Account
Equity contracts	Purchased options	66	—
Equity contracts	Written options	(1,139)	—
Equity contracts	Futures contracts	20,321	2,951
Equity Index Account
Equity contracts	Futures contracts	(63)	1,612
Bond Market Account
Interest-rate contracts	Futures contracts	17	—
Foreign-exchange contracts	Forward foreign currency contracts	(10,101)	(2,217)
Credit contracts	Swap contracts	4,195	(253)
Social Choice Account
Interest-rate contracts	Futures contracts	1	—
Foreign-exchange contracts	Forward foreign currency contracts	(393)	(816)

Forward foreign currency contracts: Certain Accounts are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Accounts use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of assets and liabilities. The Accounts realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of assets and liabilities. During the year ended December 31, 2020, the Stock Account,

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Bond Market Account and Social Choice Account had exposure to forwards contracts, based on underlying notional values, generally between 0% and 2% of net assets. The forward contracts outstanding as of December 31, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Accounts since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended December 31, 2020, the Stock Account, Global Equities Account and Equity Index Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. The futures contracts outstanding as of December 31, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearinghouse (exchange traded). To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the Summary portfolio of investments, and written options are separately reflected as a liability in the Statements of assets and liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, price movements in

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underlying security values, and losses that may exceed amounts recognized on the Statements of assets and liabilities. During the year ended December 31, 2020, the Stock Account and Global Equities Account had exposure to options, based on underlying notional values, generally between 0% and 1% of net assets. The purchased and written options outstanding as of December 31, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Accounts are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Accounts. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Accounts could be required to make under the contract. In return, the Accounts receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Accounts keep the stream of payments with no payment obligations. When the Accounts sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Accounts.

Certain Accounts may also buy credit default swap contracts, in which case the Accounts function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Accounts with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Accounts as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of assets and liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of assets and liabilities.

Under the terms of the credit default swap contracts, the Accounts receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of operations. Payments received or made as a result of a credit event or termination of the contract

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are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Accounts and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended December 31, 2020, the Bond Market Account had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. The credit default swap contracts outstanding as of December 31, 2020 are disclosed in the Summary portfolio of investments and the full Schedule of investments.

Note 6—Income tax and other tax matters

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open income tax years and has concluded that no provision for income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Net unrealized appreciation (depreciation): At December 31, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Account	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Stock	$99,692,292	$30,307,188	$(1,951,767)	$28,355,421
Global Equities	18,185,865	6,631,408	(416,138)	6,215,270
Growth	24,817,269	11,165,342	(190,734)	10,974,608
Equity Index	7,880,582	14,655,836	(613,410)	14,042,426
Bond Market	15,362,779	934,075	(56,277)	877,798
Inflation-Linked Bond	6,525,773	678,622	(53)	678,569
Social Choice	14,801,677	3,740,365	(301,998)	3,438,367

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Notes to financial statements

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Note 7—investment adviser and other transactions with affiliates

Investment advisory services for the Accounts are provided by TCIM in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.

TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.

The services provided by TCIM, Services, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

As of December 31, 2020, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:

114	2020 Annual Report ■ College Retirement Equities Fund

continued

	Investment management fee	Administrative fee			Distribution fee
Account	All classes	Class R1	Class R2	Class R3	Class R1	Class R2	Class R3
Stock	0.094%	0.296%	0.180%	0.140%	0.123%	0.070%	0.051%
Global Equities	0.078	0.296	0.180	0.140	0.123	0.070	0.051
Growth	0.041	0.297	0.180	0.140	0.124	0.070	0.051
Equity Index	0.016	0.296	0.180	0.140	0.123	0.070	0.051
Bond Market	0.053	0.296	0.180	0.140	0.123	0.070	0.051
Inflation-Linked Bond	0.024	0.296	0.180	0.140	0.123	0.070	0.051
Social Choice	0.048	0.296	0.180	0.140	0.123	0.070	0.051
Money Market	0.025	0.296	0.180	0.140	0.123	0.070	0.051

TIAA has agreed to withhold (“waive”) a portion of the Rule 12b-1 distribution and/or administrative expenses for each class of the Money Market Account when a class’s yield is less than zero, subject to a maximum aggregate limit of $25 million for all amounts waived. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver and, in such event, the amount of recovery on any day will be approximately 25% of the class’s yield (net of all other expenses) on that day. This limited waiver started on May 12, 2020 and may be terminated at any time and, in any event, will extend only through June 30, 2021. As of December 31, 2020, the cumulative amount of expenses waived subject to recovery is $3,564,909 for Class R1, $2,215,749 for Class R2, and $1,907,387 for Class R3. The amounts waived and recovered during the current period are disclosed on the Statements of operations.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of assets and liabilities. Account expenses owed to affiliates are reflected in the Statements of operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended December 31, 2020, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):

Account	Purchases	Sales	Realized gain (loss	)
Stock	$1,331,539	$2,763,742	$629,547
Global Equities	843,281	1,131,748	208,825
Growth	1,786,335	1,971,939	693,813
Equity Index	16,380	190,646	139,145
Social Choice	34,471	31,296	13,656

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act.

College Retirement Equities Fund ■ 2020 Annual Report	115

Notes to financial statements

Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 12/31/19		Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Shares at 12/31/20	Value at 12/31/20
Stock Account
Common Stock
Capital Goods
Terex Corp	$100,748	‡	$99,241	$86,963	$(29,923)	$64,869	$437	4,241,092	$147,972
Consumer Services
Arcos Dorados Holdings, Inc[e]	70,698		7,455	10,387	2,266	(25,533)	410	8,846,639	44,499
Real Estate
Hibernia REIT plc	56,926		2,058	2,176	17	(6,121)	1,483	35,965,906	50,704
Retailing
Matahari Department Store Tbk PT*	2,022	‡	14,497	194	(464)	(2,905)	—	142,466,800	12,956
Total	$230,394		$123,251	$99,720	$(28,104)	$30,310	$2,330	191,520,437	$256,131

*	Non-income producing
‡	At December 31, 2019, the issuer was not an affiliated company of the Account.
[e]	Security on loan

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Accounts may participate in an inter-fund lending program. This program allows certain Accounts to lend cash to and/or borrow cash from other Accounts or certain other affiliated registered investment companies for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Account may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, each Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended December 31, 2020, there were no inter-fund borrowing or lending transactions.

Note 9—line of credit

The Accounts (other than the Money Market Account) participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under

116	2020 Annual Report ■ College Retirement Equities Fund

concluded

the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2020, there were no borrowings under this credit facility by the Accounts.

Note 10—legal proceedings

The Stock Account and the Social Choice Account were named as defendants and putative members of the proposed defendant class of shareholders, or could be added as defendants, in pending litigation by the Bankruptcy Litigation Trustee for the Tribune Company (Tribune) as a result of ownership of shares in Tribune in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The plaintiffs in that litigation seek to recover payments of the proceeds of the LBO. The litigation is now part of a multi-district litigation proceeding in the Southern District of New York and the Second Court of Appeals. The Accounts’ exposure related to this matter are estimated to be 0.05% and 0.10%, respectively, of net assets as of December 31, 2020.

College Retirement Equities Fund ■ 2020 Annual Report	117

Report of independent registered public accounting firm

To the Board of Trustees of College Retirement Equities Fund and Participants of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account (constituting College Retirement Equities Fund, hereafter collectively referred to as the “Accounts”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included

118	2020 Annual Report ■ College Retirement Equities Fund

confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
February 19, 2021

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

College Retirement Equities Fund ■ 2020 Annual Report	119

Trustees and officers (unaudited)

College Retirement Equities Fund  ■  January 21, 2021

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Four-year term commencing 2018. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management), and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Four-year term commencing 2018. Trustee since 2018.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	88	Board member, Lumina Foundation and Waterside School; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee Member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Four-year term commencing 2018. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management, Northwestern University (2002–2011 and since 2013), Senior Associate Dean for Strategy and Academics (since 2020) and Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy, United States Department of the Treasury (2011–2013).	88	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC; Member of the Executive Board, American Economic Association.

120	2020 Annual Report ■ College Retirement Equities Fund

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Four-year term commencing 2018. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc. and of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc. and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Four-year term commencing 2018. Trustee since 2007.	Chief Executive Officer (2014–2021) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC. Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Director, Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School; Member, Governing Council of the Independent Directors Council.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Four-year term commencing 2018. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Four-year term commencing 2018. Trustee since 2011. Chairman for term ending July 1, 2021. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004) and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	88	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee Member, Sansum Clinic; Director, ParentSquare; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.

College Retirement Equities Fund ■ 2020 Annual Report	121

Trustees and officers (unaudited)

College Retirement Equities Fund ■ January 21, 2021	continued

Trustees—concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Four-year term commencing 2018. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990–2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	88	Director, National Bureau of Economic Research, Trustee, Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Four-year term commencing 2018. Trustee since 1991.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, TheraTrue Inc.

122	2020 Annual Report ■ College Retirement Equities Fund

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Four-year term commencing 2018. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President (2019–2020), Vice President (2013–2018), Society of Financial Studies. President (since 2020), Vice President (2019–2020), American Finance Association.	88	Texa$aver Product Committee Member, Employees Retirement System of Texas.

College Retirement Equities Fund ■ 2020 Annual Report	123

Trustees and officers (unaudited)

College Retirement Equities Fund ■ January 21, 2021	concluded

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1976	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Managing Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
Roger W. Ferguson, Jr. TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, President and Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.

124	2020 Annual Report ■ College Retirement Equities Fund

David Nason TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1970	Executive Vice President	One-year term. Executive Vice President since 2020.	Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of GE Energy Financial Services.
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Deputy Chief Legal Officer, TIAA and Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Treasurer	One-year term. Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 877-518-9161.

College Retirement Equities Fund ■ 2020 Annual Report	125

Additional information about index providers (unaudited)

Russell indexes

Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2021. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Bloomberg Barclays indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

126	2020 Annual Report ■ College Retirement Equities Fund

Morningstar indexes

© 2021 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

College Retirement Equities Fund ■ 2020 Annual Report	127

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How to reach us

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252

24 hours a day, 7 days a week

National Contact Center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

TIAA Brokerage Services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800-927-3059

8 a.m. to 7 p.m. (ET), Monday–Friday

Advisor services

888-842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, member FINRA, distributes securities products. CREF variable annuities are issued by College Retirement Equities Fund, New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2021 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Conduct.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of conduct.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e) Not applicable.

2(f) A copy of the current code of conduct is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended December 31, 2020 and December 31, 2019 may not align with the figures reported and filed with the Securities and Exchange Commission in Form N-CEN or Form N-CSR for each period, respectively, (SEC File No. 811-04415) because the fees disclosed in this statement reflect fees updated after the date of that Form N-CEN or Form N-CSR for the relevant periods.

4(a) Audit Fees.

For the fiscal years ended December 31, 2020 and December 31, 2019, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $798,486 and $790,580, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2020 and December 31, 2019, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2020 and December 31, 2019, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2020 and December 31, 2019, PwC’s aggregate fees for tax services billed to the Registrant were $141,330 and $115,589, respectively.

For the fiscal years ended December 31, 2020 and December 31, 2019, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2020 and December 31, 2019, PwC’s aggregate fees for all other services billed to the Registrant were $18,582 and $21,858, respectively.

For the fiscal years ended December 31, 2020 and December 31, 2019, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2020 and December 31, 2019 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2020 and December 31, 2019 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2020 and December 31, 2019 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2020 and December 31, 2019 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2020 and December 31, 2019 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2020 and December 31, 2019 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2020 and December 31, 2019, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $343,000 and $367,000, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2020

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
$300,000		United States Treasury Note	1.750%	05/15/22	$307
		TOTAL U.S. TREASURY SECURITIES			307

		TOTAL GOVERNMENT BONDS			307
		(Cost $301)

SHARES		COMPANY
COMMON STOCKS - 98.3%

AUTOMOBILES & COMPONENTS - 2.0%
16,427		AB Dynamics plc			474
3,387,093	*,e	Adient plc			117,769
298,363		Aisin Seiki Co Ltd			8,948
168,508	*	American Axle & Manufacturing Holdings, Inc			1,405
268,339		Apollo Tyres Ltd			655
415,454		Aptiv plc			54,130
79,218		ARB Corp Ltd			1,885
66,845	*,e,g	Aston Martin Lagonda Global Holdings plc			1,836
3,170	*,e	Autoneum Holding AG.			580
32,775		Bajaj Holdings and Investment Ltd			1,547
76,320		Balkrishna Industries Ltd			1,723
916,096		Bayerische Motoren Werke AG.			80,852
1,664		Bayerische Motoren Werke AG. (Preference)			112
495,917		Bharat Forge Ltd			3,571
72,071		BorgWarner, Inc			2,785
155,290		Brembo S.p.A			2,059
239,027	e	Bridgestone Corp			7,839
1,274,497		Brilliance China Automotive Holdings Ltd			1,163
45,443		BYD Co Ltd			1,354
584,962	e	BYD Co Ltd (H shares)			15,401
14,843		Ceat Ltd			220
5,739		Changzhou Xingyu Automotive Lighting Systems Co Ltd			176
927,554		Chaowei Power Holdings Ltd			380
690,885		Cheng Shin Rubber Industry Co Ltd			1,085
159,791	*	China Motor Corp			288
73,483	*	Chongqing Changan Automobile Co Ltd			246
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
74,203		Cie Automotive S.A.	$1,999
61,147	e	Compagnie Plastic-Omnium S.A.	2,104
75,739		Continental AG.	11,273
1,222,124	*,e	Controladora Nemak SAB de C.V.	161
74,672		Cooper Tire & Rubber Co	3,024
26,282	*	Cooper-Standard Holding, Inc	911
43,847		Cub Elecparts, Inc	316
41,700		Daikyonishikawa Corp	337
85,511		Daimler AG. (Registered)	6,061
219,305		Dana Inc	4,281
340,219		Denso Corp	20,250
72,000		Depo Auto Parts Ind Co Ltd	179
306,678	e,g	Dometic Group AB	4,067
1,196,517		Dongfeng Motor Group Co Ltd	1,398
35,851	*	Dorman Products, Inc	3,113
1,021,668		Drb-Hicom BHD	530
27,700		Eagle Industry Co Ltd	267
314,470		Eicher Motors Ltd	10,909
32,275	*	ElringKlinger AG.	625
26,791	g	Endurance Technologies Ltd	495
18,982		Exedy Corp	233
342,117		Exide Industries Ltd	897
6,777		Faurecia	347
164,886	*	FAW Jiefang Group Co Ltd	295
36,000		FCC Co Ltd	623
48,800		Ferrari NV	11,319
93,219		Fiat DaimlerChrysler Automobiles NV	1,684
2,103,364		Ford Motor Co	18,489
22,880		Ford Otomotiv Sanayi AS	388
46,570	*	Fox Factory Holding Corp	4,923
443,932		Fuji Heavy Industries Ltd	8,883
60,480		Futaba Industrial Co Ltd	309
60,663		Fuyao Glass Industry Group Co Ltd	446
214,962	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	1,183
13,694,302		Geely Automobile Holdings Ltd	46,891
2,223,305		General Motors Co	92,578
26,439,191	*,†,q	General Motors Co	0
6,062,000	*,†,q	General Motors Co	0
24,057,000	*,†,q	General Motors Co	0
35,983,677	*,†,q	General Motors Co	0
40,684,487	*,†,e,q	General Motors Co	0
18,507,434	*,†,q	General Motors Co	0
85,268,000	*,†,e,q	General Motors Co	0
7,950,000	*,†,q	General Motors Co	0
4,230,271	*,†,e,q	General Motors Co	0
722,689	*,†,e	General Motors Co	0
134,638		Gentex Corp	4,568
86,655	*	Gentherm, Inc	5,652
162,006	g	Gestamp Automocion S.A.	784
16,429	*	Global & Yuasa Battery Co Ltd	1,041
32,000		Global PMX Co Ltd	196
352,298		Goodyear Tire & Rubber Co	3,844
110,859		Great Wall Motor Co Ltd	641
2,125,746		Great Wall Motor Co Ltd	7,314
24,700		G-Tekt Corp	360
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,269,042		Guangzhou Automobile Group Co Ltd (Hong Kong)	$1,415
81,548		GUD Holdings Ltd	737
5,080		Halla Holdings Corp	175
33,070	*	Hankook Tire Co Ltd	1,201
17,491	*	Hankook Tire Worldwide Co Ltd	236
73,853		Hanon Systems	1,106
310,356	e	Harley-Davidson, Inc	11,390
143,526		Hero Honda Motors Ltd	6,117
988,190		Honda Motor Co Ltd	27,883
1,035,990		Hota Industrial Manufacturing Co Ltd	3,866
63,415		Huayu Automotive Systems Co Ltd	280
60,357	*	Hyundai Mobis	14,206
98,416	*	Hyundai Motor Co	17,445
15,509	*	Hyundai Motor Co Ltd (2nd Preference)	1,283
9,979	*	Hyundai Motor Co Ltd (Preference)	815
12,182	*	Hyundai Wia Corp	602
32,500		Ichikoh Industries Ltd	217
9,616		Indus Motor Co Ltd	72
246,151		Isuzu Motors Ltd	2,343
521,842		Johnson Electric Holdings Ltd	1,292
268,400		JTEKT Corp	2,084
20,096	*	Kayaba Industry Co Ltd	460
434,874		Kenda Rubber Industrial Co Ltd	541
111,657	*	Kia Motors Corp	6,433
46,787	*	Koito Manufacturing Co Ltd	3,184
112,076	*	Kuang-Chi Technologies Co Ltd	382
70,194	*	Kumho Tire Co, Inc	244
39,791		LCI Industries, Inc	5,160
14,982		Lear Corp	2,383
109,359		Linamar Corp	5,792
262,749		Magna International, Inc	18,600
749,384		Mahindra & Mahindra Ltd	7,411
70,292	*	Mahindra CIE Automotive Ltd	166
29,812		Mahle-Metal Leve S.A. Industria e Comercio	121
26,885	*	Mando Corp	1,458
166,820		Martinrea International, Inc	1,948
153,415		Maruti Suzuki India Ltd	16,096
253,782		Mazda Motor Corp	1,699
10,658		MGI Coutier	298
565,307		Michelin (C.G.D.E.) (Class B)	72,787
51,168		Minda Industries Ltd	280
681,426		Minth Group Ltd	3,605
1,226,000		Mitsubishi Motors Corp	2,579
152,214	*	Modine Manufacturing Co	1,912
568,146		Motherson Sumi Systems Ltd	1,289
26,094	*,e	Motorcar Parts of America, Inc	512
1,713		MRF Ltd	1,779
42,038		Musashi Seimitsu Industry Co Ltd	669
310,949		Nan Kang Rubber Tire Co Ltd	465
466,000	g	Nemak SAB de C.V.	136
28,843	*	Nexen Tire Corp	164
6,461,000	e	Nexteer Automotive Group Ltd	6,954
70,020		NGK Spark Plug Co Ltd	1,196
211,915	*	NHK Spring Co Ltd	1,453
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
90,512		Nifco, Inc	$3,550
20,511		Ningbo Joyson Electronic Corp	80
58,278		Ningbo Tuopu Group Co Ltd	344
1,112,437	*	NIO, Inc (ADR)	54,220
48,253		Nippon Seiki Co Ltd	547
1,035,316	*	Nissan Motor Co Ltd	5,612
55,310		Nissan Shatai Co Ltd	460
34,027	*,e	Niu Technologies (ADR)	954
93,288		NOK Corp	1,003
137,670		Nokian Renkaat Oyj	4,849
44,700		Pacific Industrial Co Ltd	466
45,623		Patrick Industries, Inc	3,118
256,846	e	Peugeot S.A.	7,034
644,339		Piaggio & C S.p.A.	2,129
30,994		Piolax Inc	476
375,634	e,g	Pirelli & C S.p.A	2,036
432,054		Porsche AG.	29,845
101,954		Press Kogyo Co Ltd	302
113,000		Prinx Chengshan Cayman Holding Ltd	122
106,722,507		PT Astra International Tbk	45,872
2,245,600		PT Selamat Sempurna Tbk	221
616,830		Qingling Motors Co Ltd	123
280,795		Renault S.A.	12,291
68,396		S&T Daewoo Co Ltd	3,114
199,223		SAIC Motor Corp Ltd	745
393,920		Sanyang Industry Co Ltd	501
39,705		Shandong Linglong Tyre Co Ltd	214
24,600		Shoei Co Ltd	989
12,007	*	SL Corp	180
693,454		Sri Trang Agro-Industry PCL (Foreign)	614
42,328		Standard Motor Products, Inc	1,713
58,035		Stanley Electric Co Ltd	1,872
178,738	*	Stoneridge, Inc	5,403
336,493		Sumitomo Electric Industries Ltd	4,459
41,417		Sumitomo Riko Co Ltd	244
183,500	e	Sumitomo Rubber Industries, Inc	1,579
68,701		Sundram Fasteners Ltd	490
268,424		Suzuki Motor Corp	12,443
29,600		Tachi-S Co Ltd	337
5,202,668	*	Tata Motors Ltd	13,126
26,400		Teikoku Piston Ring Co Ltd	363
81,627	*	Tenneco, Inc	865
1,436,183	*,e	Tesla, Inc	1,013,471
98,572		Thor Industries, Inc	9,166
217,121	e,g	TI Fluid Systems plc	728
741,118	e	Tianneng Power International Ltd	1,791
93,476		Tofas Turk Otomobil Fabrik	427
54,847		Tokai Rika Co Ltd	928
270,699		Tong Yang Industry Co Ltd	377
36,568		Topre Corp	561
114,725	e	Toyo Tire & Rubber Co Ltd	1,746
29,250		Toyoda Gosei Co Ltd	849
71,395		Toyota Boshoku Corp	1,160
65,578		Toyota Industries Corp	5,210
3,782,020		Toyota Motor Corp	291,859
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,226	e	Trigano S.A.	$1,632
41,700		TS Tech Co Ltd	1,288
69,158		Tube Investments of India Ltd	759
53,683	*	Tupy S.A.	217
224,200		UMW Holdings BHD	190
40,500		Unipres Corp	382
1,095,586		Valeo S.A.	43,215
45,459	*	Visteon Corp	5,706
37,315		Volkswagen AG.	7,780
15,500		Volkswagen AG. (Preference)	2,897
15,901		Weifu High-Technology Group Co Ltd	56
94,580		Winnebago Industries, Inc	5,669
152,437	*,e	Workhorse Group, Inc	3,015
661,907		Xingda International Holdings Ltd	193
26,391	*,e	XPEL, Inc	1,361
144,342	*,e	XPeng, Inc (ADR)	6,182
933,031	g	Yadea Group Holdings Ltd	1,928
163,074		Yamaha Motor Co Ltd	3,329
127,400	e	Yokohama Rubber Co Ltd	1,898
410,860	*	Yulon Motor Co Ltd	688
		TOTAL AUTOMOBILES & COMPONENTS	2,499,155

BANKS - 6.0%
7,732		1st Constitution Bancorp	123
24,990		1st Source Corp	1,007
50,003		77 Bank Ltd	682
65,415		Aareal Bank AG.	1,562
20,592	*	Aavas Financiers Ltd	479
655,524	*,g	ABN AMRO Group NV (ADR)	6,423
654,408		Absa Group Ltd	5,350
1,193,525		Abu Dhabi Commercial Bank PJSC	2,020
1,284,674		Abu Dhabi Islamic Bank PJSC	1,648
11,996		ACNB Corp	300
24,898,383		Agricultural Bank of China Ltd	9,119
3,762,162		Agricultural Bank of China Ltd (Class A)	1,807
24,575,603		AIB Group plc	50,469
8,547		Aichi Bank Ltd	243
1,432,369	*	Akbank TAS	1,329
55,991		Aktia Bank Oyj	670
1,129,334		Al Rajhi Bank	22,156
421,986	*	Alinma Bank	1,820
78,687	*	Alior Bank S.A.	358
31,828		Allegiance Bancshares, Inc	1,086
716,300	*	Alliance Financial Group BHD	519
1,114,733	*	Alpha Bank AE	1,291
28,269		Altabancorp	789
315,270	*,†	Amagerbanken AS	0
51,927		Amalgamated Bank	713
38,323	*	Amerant Bancorp Inc	583
18,814		American National Bankshares, Inc	493
132,103		Ameris Bancorp	5,029
12,473	e	Ames National Corp	300
28,669		Amlak International for Real Estate Finance Co	168
1,554,982		AMMB Holdings BHD	1,413
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,000	e	Aomori Bank Ltd	$443
133,100	e	Aozora Bank Ltd	2,461
248,143		Arab National Bank	1,330
18,946		Arrow Financial Corp	567
31,280		Aruhi Corp	550
1,186,500		Ashikaga Holdings Co Ltd	2,338
30,869		Associated Banc-Corp	526
67,866	*	Atlantic Capital Bancshares, Inc	1,080
121,884		Atlantic Union Bankshares Corp	4,015
62,402	*,g	AU Small Finance Bank Ltd	729
2,185	e	Auburn National Bancorporation, Inc	91
2,805,501		Australia & New Zealand Banking Group Ltd	49,231
34,444		Awa Bank Ltd	782
2,015,426	*	Axis Bank Ltd	17,155
146,333	*	Axos Financial, Inc	5,492
69,720		Banc of California, Inc	1,026
212,165	*,e	Banca Monte dei Paschi di Siena S.p.A	274
11,026,022	e	Banca Popolare dell’Emilia Romagna Scrl	20,101
458,919	*	Banca Popolare di Sondrio SCARL	1,238
28,511		Bancfirst Corp	1,674
77,365		Banco ABC Brasil S.A.	234
61,811	*,e	Banco BBVA Argentina S.A. (ADR)	198
1,879,162		Banco Bilbao Vizcaya Argentaria S.A.	9,314
1,538,474	e	Banco BPM S.p.A.	3,413
3,637,802		Banco Bradesco S.A.	17,053
7,183,316		Banco Bradesco S.A. (Preference)	37,781
43,890,752	*,e	Banco Comercial Portugues S.A.	6,594
18,589,009		Banco de Chile	1,897
19,186		Banco de Credito e Inversiones	753
3,626,806		Banco de Oro Universal Bank	8,075
6,186,562		Banco de Sabadell S.A.	2,677
588,874	*,e,g	Banco del Bajio S.A.	807
1,778,853		Banco do Brasil S.A.	13,373
181,320		Banco do Estado do Rio Grande do Sul	511
16,063,377	*,†	Banco Espirito Santo S.A.	196
715,717		Banco Inter S.A.	13,574
10,643,750		Banco Itau Holding Financeira S.A.	65,141
36,812	*,e	Banco Macro S.A. (ADR) (Class B)	573
3,154,201		Banco Pan S.A.	5,783
177,610		Banco Santander Brasil S.A.	1,542
27,774,971		Banco Santander Chile S.A.	1,333
6,280,825		Banco Santander S.A. (AQXE)	19,586
108,961		BanColombia S.A.	1,121
401,152		BanColombia S.A. (Preference)	4,139
161,426		BancorpSouth Bank	4,430
647,258	*,g	Bandhan Bank Ltd	3,572
368,081		Bangkok Bank PCL (Foreign)	1,463
161,143		Bank AlBilad	1,218
616,004		Bank Alfalah Ltd	136
181,609		Bank Al-Jazira	661
2,263,200	*	Bank Brisyariah Tbk PT	363
5,549	e	Bank First Corp	360
25,764	*	Bank Handlowy w Warszawie S.A.	243
230,315	*	Bank Hapoalim Ltd	1,582
294,925		Bank Leumi Le-Israel	1,741
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
549,129	*	Bank Millennium S.A.	$481
22,686,819		Bank of America Corp	687,637
1,220,162		Bank of Beijing Co Ltd	903
49,020		Bank of Chengdu Co Ltd	80
1,836,944		Bank of China Ltd	894
71,325,912		Bank of China Ltd (Hong Kong)	24,141
27,422		Bank of Commerce Holdings	271
2,465,312		Bank of Communications Co Ltd	1,690
8,558,625		Bank of Communications Co Ltd (Hong Kong)	4,527
1,286,783		Bank of East Asia Ltd	2,753
42,640		Bank of Georgia Group plc	714
299,895		Bank of Hangzhou Co Ltd	685
8,521		Bank of Hawaii Corp	653
26,850,714		Bank of Ireland Group plc	108,396
9,259		Bank of Iwate Ltd	180
768,118		Bank of Jiangsu Co Ltd	642
567,394	*	Bank of Kaohsiung	211
51,724		Bank of Kyoto Ltd	2,697
40,630		Bank of Marin Bancorp	1,395
678,917		Bank of Montreal	51,619
13,310	e	Bank of Nagoya Ltd	330
198,714		Bank of Nanjing Co Ltd	246
321,570		Bank of Ningbo Co Ltd	1,739
1,286,503		Bank of Nova Scotia	69,535
148,383		Bank of NT Butterfield & Son Ltd	4,624
23,200		Bank of Okinawa Ltd	616
4,411		Bank of Princeton	103
474,917	e	Bank of Queensland Ltd	2,837
712,549		Bank of Shanghai Co Ltd	855
1,223,015		Bank of the Philippine Islands	2,070
46,005		Bank of the Ryukyus Ltd	341
27,104		Bank OZK	848
78,143	*	Bank Pekao S.A.	1,284
75,940,759		Bank Rakyat Indonesia	22,577
13,933	*	Bank Zachodni WBK S.A.	693
3,937	e	Bank7 Corp	56
38,183		BankFinancial Corp	335
1,273,356		Bankia S.A.	2,267
696,475		Bankinter S.A.	3,778
219,459		BankUnited	7,633
5,084		Bankwell Financial Group, Inc	99
54,988		Banner Corp	2,562
25,640	e	Banque Cantonale Vaudoise	2,791
255,800		Banque Saudi Fransi	2,156
26,462	e	Bar Harbor Bankshares	598
38,938,721		Barclays plc	78,115
1,001,004	g	BAWAG Group AG.	46,560
19,526	*	Baycom Corp	296
24,365		BCB Bancorp, Inc	270
565,743	e	Bendigo Bank Ltd	4,076
173,777		Berkshire Hills Bancorp, Inc	2,975
409,300		BIMB Holdings BHD	434
1,386,129		BNP Paribas S.A.	73,177
3,714,816		BOC Hong Kong Holdings Ltd	11,260
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,779	*	Bogota Financial Corp	$51
35,019		BOK Financial Corp	2,398
125,327		Boston Private Financial Holdings, Inc	1,059
12,561		BRE Bank S.A.	606
28,214		Bridge Bancorp, Inc	682
58,230	*	Bridgewater Bancshares, Inc	727
121,318		Brookline Bancorp, Inc	1,461
33,034		Bryn Mawr Bank Corp	1,011
222,062	*	BS Financial Group, Inc	1,163
5,981,667		Bumiputra-Commerce Holdings BHD	6,404
32,487		Business First Bancshares, Inc	661
76,141		Byline Bancorp, Inc	1,176
1,273		C&F Financial Corp	47
463,536		Cadence BanCorp	7,611
3,215,914		CaixaBank S.A.	8,266
6,929	*	California Bancorp, Inc	108
12,227		Cambridge Bancorp	853
21,965		Camden National Corp	786
45,823		Can Fin Homes Ltd	313
473,857	e	Canadian Imperial Bank of Commerce	40,473
186,738	e	Canadian Western Bank	4,199
7,792	*	Capital Bancorp, Inc	109
21,261		Capital City Bank Group, Inc	523
675,053	*	Capitec Bank Holdings Ltd	66,017
208,983		Capitol Federal Financial	2,612
25,812		Capstar Financial Holdings, Inc	381
40,972		Carter Bankshares, Inc	439
259,228		Cathay General Bancorp	8,345
8,200		CB Financial Services, Inc	164
25,717		CBTX, Inc	656
306,292		Central Pacific Financial Corp	5,823
19,626		Central Valley Community Bancorp	292
4,678		Century Bancorp, Inc	362
1,986,342		Chang Hwa Commercial Bank	1,270
5,459		Chemung Financial Corp	185
427,654		Chiba Bank Ltd	2,360
2,299,793	*,g	China Bohai Bank Co Ltd	1,504
8,791,490		China Citic Bank	3,734
300,607		China Construction Bank Corp	289
84,943,546		China Construction Bank Corp (Hong Kong)	64,071
2,244,704		China Everbright Bank Co Ltd	1,371
3,327,845		China Everbright Bank Co Ltd (Hong Kong)	1,269
3,459,981		China Merchants Bank Co Ltd	21,888
7,327,996		China Merchants Bank Co Ltd (Class A)	49,293
2,055,448		China Minsheng Banking Corp Ltd	1,635
5,728,635		China Minsheng Banking Corp Ltd (Hong Kong)	3,266
634,829		China Zheshang Bank Co Ltd	396
16,076,388		Chinatrust Financial Holding Co	11,284
12,644	e	ChoiceOne Financial Services, Inc	390
1,220,946		Chongqing Rural Commercial Bank	498
369,249		Chongqing Rural Commercial Bank Co Ltd	254
157,200		Chugoku Bank Ltd	1,262
11,100	e	Chukyo Bank Ltd	210
186,619		CIT Group, Inc	6,700
6,522,525		Citigroup, Inc	402,179
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,574		Citizens & Northern Corp	$388
2,573,919		Citizens Financial Group, Inc	92,043
4,150	e	Citizens Holding Co	87
24,777		City Holding Co	1,723
295,258		City Union Bank Ltd	728
52,005		Civista Bancshares, Inc	912
160,840		Close Brothers Group plc	3,033
29,742		CNB Financial Corp	633
7,810	*	Coastal Financial Corp	164
8,954		Codorus Valley Bancorp, Inc	152
309,317	*,e	Collector AB	907
5,911		Colony Bankcorp Inc	87
113,257		Columbia Banking System, Inc	4,066
64,567	*	Columbia Financial, Inc	1,005
36,898		Comerica, Inc	2,061
40,314		Commerce Bancshares, Inc	2,649
879,186		Commercial Bank of Qatar QSC	1,064
3,024,375		Commercial International Bank	11,423
1,078,064	e	Commerzbank AG.	6,967
2,071,746		Commonwealth Bank of Australia	131,684
84,938		Community Bank System, Inc	5,292
29,213		Community Bankers Trust Corp	197
4,109		Community Financial Corp	109
22,623		Community Trust Bancorp, Inc	838
738,460		Concordia Financial Group Ltd	2,605
99,106		ConnectOne Bancorp, Inc	1,961
786,845,882		Corpbanca S.A.	2,647
4,563	e	County Bancorp, Inc	101
234,077		Credicorp Ltd (NY)	38,393
2,707,940		Credit Agricole S.A.	34,234
69,719	*	Credito Emiliano S.p.A.	376
60,723	*	Credito Valtellinese S.p.A	865
72,740	*	CrossFirst Bankshares, Inc	782
13,376		Cullen/Frost Bankers, Inc	1,167
46,985	*	Customers Bancorp, Inc	854
270,411		CVB Financial Corp	5,273
1,836,295	*	CYBG plc	3,382
5,646,074	*,†	Cyprus Popular Bank Public Co Ltd	69
348,827		Dah Sing Banking Group Ltd	359
115,108		Dah Sing Financial Holdings Ltd	325
32,586		Daishi Hokuetsu Financial Group, Inc	703
668,845		Danske Bank AS	11,054
2,089,946		DBS Group Holdings Ltd	39,606
135,753	g	Deutsche Pfandbriefbank AG.	1,477
137,009	*	Development Credit Bank Ltd	224
137,889	*	DGB Financial Group Co Ltd	864
50,656		Dime Community Bancshares	799
356,863		DNB NOR Holding ASA	6,993
1,319,476	*	Doha Bank QSC	859
746,945		Dubai Islamic Bank PJSC	941
10,256,864		E.Sun Financial Holding Co Ltd	9,336
11,893	e	Eagle Bancorp Montana, Inc	252
50,691		Eagle Bancorp, Inc	2,094
86,748		East West Bancorp, Inc	4,399
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
228,458	*	Eastern Bankshares, Inc	$3,726
31,575		Ehime Bank Ltd	304
1,159,414		Emirates NBD Bank PJSC	3,262
14,889		Enterprise Bancorp, Inc	380
40,512		Enterprise Financial Services Corp	1,416
12,990		Equitable Group, Inc	1,031
28,870	*	Equity Bancshares, Inc	623
23,337	*	Erste Bank der Oesterreichischen Sparkassen AG.	711
9,642	*	Esquire Financial Holdings, Inc	185
7,285		ESSA Bancorp, Inc	109
339,843		Essent Group Ltd	14,681
2,104,300	*	Eurobank Ergasias S.A.	1,478
7,963		Evans Bancorp, Inc	219
1,836,885		Far Eastern International Bank	710
11,801		Farmers & Merchants Bancorp, Inc	271
47,860		Farmers National Banc Corp	635
46,308		FB Financial Corp	1,608
12,812		Federal Agricultural Mortgage Corp (FAMC)	951
1,435,662	*	Federal Bank Ltd	1,313
20,030		FIBI Holdings Ltd	608
6,504	e	Fidelity D&D Bancorp, Inc	419
5,159,275		Fifth Third Bancorp	142,241
48,623		Financial Institutions, Inc	1,094
1,069,724		FinecoBank Banca Fineco S.p.A	17,642
113,186		First Bancorp (NC)	3,829
756,915	e	First Bancorp (Puerto Rico)	6,979
15,567		First Bancorp, Inc	395
34,258		First Bancshares, Inc	1,058
12,474		First Bank	117
83,161		First Busey Corp	1,792
13,368		First Business Financial Services, Inc	246
3,066	e	First Capital Inc	186
12,919	e	First Choice Bancorp	239
4,488		First Citizens Bancshares, Inc (Class A)	2,577
154,366		First Commonwealth Financial Corp	1,689
33,394		First Community Bancshares, Inc	721
7,199		First Community Corp	122
179,642		First Financial Bancorp	3,149
100,800		First Financial Bankshares, Inc	3,646
20,734		First Financial Corp	806
9,539,788		First Financial Holding Co Ltd	7,259
170,604		First Foundation, Inc	3,412
455		First Guaranty Bancshares, Inc	8
25,443	e	First Hawaiian, Inc	600
130,740		First Horizon National Corp	1,668
61,545		First International Bank Of Israel Ltd	1,635
19,248		First Internet Bancorp	553
66,953		First Interstate Bancsystem, Inc	2,730
85,548		First Merchants Corp	3,200
22,068		First Mid-Illinois Bancshares, Inc	743
177,121		First Midwest Bancorp, Inc	2,820
19,743		First National Financial Corp	643
14,237		First Northwest Bancorp	222
51,311		First of Long Island Corp	916
447,155		First Republic Bank	65,700
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,997		First Savings Financial Group, Inc	$195
11,470	e	First United Corp	178
6,438	*	First Western Financial, Inc	126
210,814	e	Flagstar Bancorp, Inc	8,593
101,383		Flushing Financial Corp	1,687
67,248		FNB Corp	639
14,398		FNCB Bancorp Inc	92
3,279	e	Franklin Financial Services Corp	89
6,897		FS Bancorp, Inc	378
123,231		Fukuoka Financial Group, Inc	2,197
253,368		Fulton Financial Corp	3,223
8,929	*	FVCBankcorp, Inc	131
42,682	e	Genworth MI Canada, Inc	1,456
213,524		Genworth Mortgage Insurance Australia Ltd	392
39,567		German American Bancorp, Inc	1,309
211,908		Glacier Bancorp, Inc	9,750
16,524		Great Southern Bancorp, Inc	808
154,097		Great Western Bancorp, Inc	3,221
3,273		Greene County Bancorp, Inc	83
2,335,561	*	Grupo Financiero Banorte S.A. de C.V.	12,902
88,467	e	Grupo Financiero Galicia S.A. (ADR) (Class B)	773
920,377	*,e	Grupo Financiero Inbursa S.A.	928
994,823		Grupo Security S.A.	185
11,518		Guaranty Bancshares, Inc	345
347,400		Gunma Bank Ltd	1,073
54,102		Habib Bank Ltd	45
367,800		Hachijuni Bank Ltd	1,225
273,160		Hana Financial Group, Inc	8,701
139,194		Hancock Whitney Corp	4,735
995,385		Hang Seng Bank Ltd	17,178
59,137		Hanmi Financial Corp	671
83,576		HarborOne Northeast Bancorp, Inc	908
4,523		Hawthorn Bancshares Inc	99
15,075		HBT Financial, Inc	228
578,764	*	HDFC Bank Ltd	11,400
330,632	*	HDFC Bank Ltd (ADR)	23,891
75,387		Heartland Financial USA, Inc	3,043
207,614		Heritage Commerce Corp	1,842
58,173		Heritage Financial Corp	1,361
383,520		Hilltop Holdings, Inc	10,551
1,826		Hingham Institution for Savings	394
267,102	*	Hirogin Holdings, Inc	1,504
16,000		Hokkoku Bank Ltd	406
129,860		Hokuhoku Financial Group, Inc	1,235
12,853		Home Bancorp, Inc	360
252,089	e	Home Bancshares, Inc	4,911
54,096	*	Home Capital Group, Inc	1,262
35,728		HomeStreet, Inc	1,206
58,291		HomeTrust Bancshares, Inc	1,126
574,288		Hong Leong Bank BHD	2,601
160,770		Hong Leong Credit BHD	723
373,571		Hope Bancorp, Inc	4,076
84,357		Horizon Bancorp	1,338
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,541,760		Housing Development Finance Corp	$54,017
20,700	*,e	Howard Bancorp, Inc	244
6,374,294		HSBC Holdings plc	32,925
3,585,157		Hua Nan Financial Holdings Co Ltd	2,331
232,586		Huaxia Bank Co Ltd	222
3,115,456		Huntington Bancshares, Inc	39,348
181,274		Hyakugo Bank Ltd	524
14,921		Hyakujushi Bank Ltd	215
6,729,505	*	ICICI Bank Ltd	49,485
1,494,861	*	ICICI Bank Ltd (ADR)	22,214
2,288,178	*	IDFC Bank Ltd	1,161
62,189	*	Illimity Bank S.p.A	685
50,910		Independent Bank Corp (MA)	3,718
78,484		Independent Bank Corp (MI)	1,450
60,985		Independent Bank Group, Inc	3,813
96,237		India Infoline Ltd	150
311,827		Indiabulls Housing Finance Ltd	941
201,643	*	IndusInd Bank Ltd	2,474
2,810,439		Industrial & Commercial Bank of China Ltd	2,145
53,886,914		Industrial & Commercial Bank of China Ltd (Hong Kong)	34,622
1,155,284		Industrial Bank Co Ltd	3,690
118,543	*	Industrial Bank of Korea	967
26,898,899		ING Groep NV	250,102
27,822		Intercorp Financial Services, Inc	900
99,696		International Bancshares Corp	3,733
16,441,866		Intesa Sanpaolo S.p.A.	38,864
13,277		Investar Holding Corp	220
4,017,328		Investimentos Itau S.A. - PR	9,117
314,185		Investors Bancorp, Inc	3,318
3,133,484		iShares Core MSCI EAFE ETF	216,492
236,504		Israel Discount Bank Ltd	913
243,654		Iyo Bank Ltd	1,531
341,631		Japan Post Bank Co Ltd	2,808
228,855	*	JB Financial Group Co Ltd	1,189
6,400		Jiangsu Changshu Rural Commercial Bank Co Ltd	7
8,240,763		JPMorgan Chase & Co	1,047,154
31,940		Juroku Bank Ltd	582
60,053	*	Jyske Bank	2,293
105,800		Kansai Mirai Financial Group, Inc	513
298,409	*	Karur Vysya Bank Ltd	187
1,161,392		Kasikornbank PCL (Foreign)	4,420
355,373	*	KB Financial Group, Inc	14,114
838,563		KBC Groep NV	58,684
200,746		Kearny Financial Corp	2,120
109,748		Keiyo Bank Ltd	444
190,939		Keycorp	3,133
210,132		Kiatnakin Bank PCL (Foreign)	363
1,410,000		King’s Town Bank	1,949
64,619		Kiyo Bank Ltd	925
33,071		Komercni Banka AS	1,011
484,016	*	Kotak Mahindra Bank Ltd	13,228
5,512,720		Krung Thai Bank PCL (Foreign)	2,041
375,500		Kyushu Financial Group, Inc	1,542
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
149,704		Lakeland Bancorp, Inc	$1,901
38,733		Lakeland Financial Corp	2,075
3,467		Landmark Bancorp, Inc	79
47,201	e	Laurentian Bank of Canada	1,157
13,220		LCNB Corp	194
4,091		Level One Bancorp, Inc	83
2,234,476	*	Liberbank S.A.	688
256,377		LIC Housing Finance Ltd	1,270
12,459	e	Liechtensteinische Landesbank AG.	737
4,647	*,e	Limestone Bancorp, Inc	58
46,863		Live Oak Bancshares, Inc	2,224
60,719,162		Lloyds TSB Group plc	30,272
27,067		Luther Burbank Corp	265
63,928		M&T Bank Corp	8,138
38,742		Macatawa Bank Corp	324
7,452		Mackinac Financial Corp	95
5,692	*,e	MainStreet Bancshares Inc	96
3,651,189		Malayan Banking BHD	7,686
1,352,538		Malaysia Building Society	227
1,603,259		Masraf Al Rayan	1,997
106,899		MCB Bank Ltd	124
1,678,386	*	Mediobanca S.p.A.	15,537
10,036,076		Mega Financial Holding Co Ltd	10,652
23,331		Mercantile Bank Corp	634
12,957		Merchants Bancorp	358
165,859		Meridian Bancorp, Inc	2,473
5,502		Meridian Corp	114
54,512		Meta Financial Group, Inc	1,993
30,829	e	Metrocity Bankshares, Inc	445
4,080,230		Metropolitan Bank & Trust	4,169
17,643	*	Metropolitan Bank Holding Corp	640
660,040		MGIC Investment Corp	8,284
5,654		Mid Penn Bancorp, Inc	124
5,670		Middlefield Banc Corp	128
40,470		Midland States Bancorp, Inc	723
30,581		MidWestOne Financial Group, Inc	749
11,756,324		Mitsubishi UFJ Financial Group, Inc	52,053
11,500		Miyazaki Bank Ltd	246
29,148		Mizrahi Tefahot Bank Ltd	676
2,293,893		Mizuho Financial Group, Inc	29,115
6,756	*	MMA Capital Holdings Inc	166
987,642	g	Moneta Money Bank AS	3,129
249,440	*	Mr Cooper Group, Inc	7,740
43,368	e	Musashino Bank Ltd	629
13,916		MVB Financial Corp	316
27,849		Nanto Bank Ltd	471
3,229,787		National Australia Bank Ltd	56,308
168,986		National Bank Holdings Corp	5,536
2,252,662		National Bank of Abu Dhabi PJSC	7,944
446,100		National Bank of Canada	25,107
443,094	*	National Bank of Greece S.A.	1,213
356,000	*	National Bank Of Pakistan	96
9,033		National Bankshares, Inc	283
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,351,326		National Commercial Bank	$15,613
67,038		NBT Bancorp, Inc	2,152
161,759		Nedbank Group Ltd	1,428
102,619		New York Community Bancorp, Inc	1,083
15,213	*	Nicolet Bankshares, Inc	1,009
129,764	e	Nishi-Nippon Financial Holdings, Inc	831
362,441	*	NMI Holdings, Inc	8,209
3,252,564	*	Nordea Bank Abp	26,566
3,670,910		Nordea Bank Abp	30,085
291,797		North Pacific Bank Ltd	617
12,278		Northeast Bank	277
75,683		Northfield Bancorp, Inc	933
9,691		Northrim BanCorp, Inc	329
182,639		Northwest Bancshares, Inc	2,327
267,166		Norwegian Finans Holding ASA	2,285
6,734		Norwood Financial Corp	176
512,342	*	Nova Ljubljanska Banka dd (ADR)	5,633
6,625	e	Oak Valley Bancorp	110
859,812		O-Bank Co Ltd	212
91,634		OceanFirst Financial Corp	1,707
931	e	Oconee Federal Financial Corp	24
177,092		OFG Bancorp	3,283
30,907	e	Ogaki Kyoritsu Bank Ltd	628
3,603	e	Ohio Valley Banc Corp	85
15,674		Oita Bank Ltd	309
266,769		Old National Bancorp	4,418
86,102		Old Second Bancorp, Inc	870
4,664		OP Bancorp	36
36,305		Origin Bancorp, Inc	1,008
14,665		Orrstown Financial Services, Inc	243
798,894		OSB Group plc	4,628
766,284	*	OTP Bank	34,532
3,288,741	e	Oversea-Chinese Banking Corp	25,062
148,151	e	Pacific Premier Bancorp, Inc	4,642
112,771		PacWest Bancorp	2,864
600,665		Paragon Group of Cos plc	4,026
22,920	e	Park National Corp	2,407
16,786	e	Parke Bancorp, Inc	262
8,965	e	Partners Bancorp	58
4,758		PCB Bancorp	48
43,301		PCSB Financial Corp	690
6,300	*	PDL Community Bancorp	66
36,614		Peapack Gladstone Financial Corp	833
6,878		Penns Woods Bancorp, Inc	179
119,457		PennyMac Financial Services, Inc	7,839
4,184		Peoples Bancorp of North Carolina, Inc	96
29,163		Peoples Bancorp, Inc	790
10,055		Peoples Financial Services Corp	370
107,409		People’s United Financial, Inc	1,389
5,638,041	*	Permanent TSB Group Holdings plc	5,967
1,054,227		Ping An Bank Co Ltd	3,120
16,160		Pinnacle Financial Partners, Inc	1,041
11,420	*	Pioneer Bancorp, Inc	121
217,705	*	Piraeus Bank S.A.	341
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,090	e	Plumas Bancorp	$96
49,576	*,g	PNB Housing Finance Ltd	248
634,993		PNC Financial Services Group, Inc	94,614
119,957		Popular, Inc	6,756
8,986,972	g	Postal Savings Bank of China Co Ltd	5,078
292,237		Postal Savings Bank of China Co Ltd	214
365,234		Powszechna Kasa Oszczednosci Bank Polski S.A.	2,819
30,031		Preferred Bank	1,516
21,649		Premier Financial Bancorp, Inc	288
130,801		Premier Financial Corp	3,008
11,609	*	Professional Holding Corp	179
60,404	e	Prosperity Bancshares, Inc	4,190
11,902		Provident Bancorp Inc	143
4,470		Provident Financial Holdings, Inc	70
112,884		Provident Financial Services, Inc	2,027
4,930		Prudential Bancorp, Inc	68
13,216,674		PT Bank Central Asia Tbk	31,859
2,199,800		PT Bank Jabar Banten Tbk	243
16,210,616		PT Bank Mandiri Persero Tbk	7,315
6,446,453		PT Bank Negara Indonesia	2,839
3,126,200		PT Bank Pembangunan Daerah Jawa Timur Tbk	151
3,162,100		PT Bank Tabungan Negara Tbk	389
1,588,400		PT Bank Tabungan Pensiunan Nasional Syariah Tbk	424
2,656,221		Public Bank BHD	13,620
298,976		Qatar International Islamic Bank QSC	743
490,612		Qatar Islamic Bank SAQ	2,308
3,713,405		Qatar National Bank	18,195
29,932		QCR Holdings, Inc	1,185
168,041		Qingdao Rural Commercial Bank Corp	131
1,255,130		Radian Group, Inc	25,416
221,441		Raiffeisen International Bank Holding AG.	4,500
27,498		RBB Bancorp	423
402,451	g	RBL Bank Ltd	1,276
7,835		Red River Bancshares Inc	388
289,677	*,e	Regional SAB de C.V.	1,341
188,555		Regions Financial Corp	3,040
23,588		Reliant Bancorp Inc	439
84,915	e	Renasant Corp	2,860
15,530		Republic Bancorp, Inc (Class A)	560
75,168	*	Republic First Bancorp, Inc	214
2,829,558		Resona Holdings, Inc	9,906
1,335,872		RHB Capital BHD	1,813
22,000		Richmond Mutual Bancorporation, Inc	301
49,206		Ringkjoebing Landbobank A.S.	4,474
36,045		Riverview Bancorp, Inc	190
579,409		Riyad Bank	3,122
452,868	*,e	Rocket Cos, Inc	9,157
5,200	*,†	Roskilde Bank	0
1,560,637		Royal Bank of Canada	128,232
7,348,965		Royal Bank of Scotland Group plc	16,800
59,757		S&T Bancorp, Inc	1,484
2,243	e	Salisbury Bancorp, Inc	84
895,138		Samba Financial Group	7,292
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,200		San ju San Financial Group, Inc	$271
73,654		Sandy Spring Bancorp, Inc	2,371
130,864		San-In Godo Bank Ltd	625
340,052		Saudi British Bank	2,239
11,246	e	SB Financial Group, Inc	206
7,003,276		Sberbank of Russia (ADR)	101,548
81,625	*	Seacoast Banking Corp of Florida	2,404
190,740		Security Bank Corp	532
8,954	*	Security National Financial Corp	75
13,975	*	Select Bancorp, Inc	132
237,480		Senshu Ikeda Holdings, Inc	341
47,494		ServisFirst Bancshares, Inc	1,914
703,300		Seven Bank Ltd	1,487
2,933,352		Shanghai Commercial & Savings Bank Ltd	4,297
1,642,434		Shanghai Pudong Development Bank Co Ltd	2,432
50,800		Shiga Bank Ltd	1,040
21,578		Shikoku Bank Ltd	142
395,388	*	Shinhan Financial Group Co Ltd	11,732
90,758	*	Shinsei Bank Ltd	1,121
275,946		Shizuoka Bank Ltd	2,026
22,251		Shore Bancshares, Inc	325
1,263,061		Siam Commercial Bank PCL (Foreign)	3,686
24,281		Sierra Bancorp	581
76,761		Signature Bank	10,385
100,155	*	Silvergate Capital Corp	7,443
267,409		Simmons First National Corp (Class A)	5,773
4,551,617		SinoPac Financial Holdings Co Ltd	1,857
172,615	g	Skandiabanken ASA	1,387
768,279		Skandinaviska Enskilda Banken AB (Class A)	7,911
20,017		SmartFinancial, Inc	363
77,344		Societe Generale	1,608
19,259		South Plains Financial Inc	365
114,641		South State Corp	8,289
11,602	*	Southern First Bancshares, Inc	410
12,047		Southern Missouri Bancorp, Inc	367
68,996		Southern National Bancorp of Virginia, Inc	836
49,360		Southside Bancshares, Inc	1,532
92,203		Spar Nord Bank AS	903
46,662		Sparebank Oestlandet	532
197,014		SpareBank SR-Bank ASA	2,092
138,446		Sparebanken Midt-Norge	1,576
169,786		Sparebanken Nord-Norge	1,479
21,787		Spirit of Texas Bancshares, Inc	366
3,217		St Galler Kantonalbank	1,519
3,913		Standard AVB Financial Corp	128
1,160,634		Standard Bank Group Ltd	10,052
3,844,764		Standard Chartered plc	24,414
1,640,114	*	State Bank of India	6,184
38,963		Sterling Bancorp	701
15,206		Sterling Bancorp, Inc	69
30,811		Stock Yards Bancorp, Inc	1,247
1,646,638		Sumitomo Mitsui Financial Group, Inc	51,043
296,945		Sumitomo Mitsui Trust Holdings, Inc	9,162
13,638		Summit Financial Group, Inc	301
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,011,064	e	Suruga Bank Ltd	$3,320
9,677	*	SVB Financial Group	3,753
613,177		Svenska Handelsbanken AB	6,181
343,895		Swedbank AB (A Shares)	6,032
60,993		Sydbank AS	1,351
33,020		Synovus Financial Corp	1,069
2,310,978		Taichung Commercial Bank	893
4,307,148		Taishin Financial Holdings Co Ltd	2,034
2,390,425		Taiwan Business Bank	829
8,449,383		Taiwan Cooperative Financial Holding	6,126
44,397	*	TBC Bank Group plc	757
843,188		TCF Financial Corp	31,215
1,349,442		TCS Group Holding plc (ADR)	44,397
10,133		Territorial Bancorp, Inc	243
84,196	*	Texas Capital Bancshares, Inc	5,010
26,279	*	Texcell-NetCom Co Ltd	155
67,293		TFS Financial Corp	1,186
294,731		Thanachart Capital PCL	340
296,143	*	The Bancorp, Inc	4,042
122,109	e	Timbercreek Financial Corp	830
10,035		Timberland Bancorp, Inc	243
167,700		Tisco Bank PCL	495
684,700		TMB Bank PCL (Foreign)	24
199,343		Toho Bank Ltd	402
25,478		Tokyo TY Financial Group, Inc	273
115,264		Tomony Holdings, Inc	349
22,140		Tompkins Financial Corp	1,563
1,959,591		Toronto-Dominion Bank	110,719
132,962		Towne Bank	3,122
41,330		Trico Bancshares	1,458
125,226	*	Tristate Capital Holdings, Inc	2,179
35,978	*,e	Triumph Bancorp, Inc	1,747
3,188,971		Truist Financial Corp	152,847
339,661		Trustco Bank Corp NY	2,266
99,050		Trustmark Corp	2,705
30,072,246	*	Turkiye Garanti Bankasi AS	41,936
506,764	*	Turkiye Halk Bankasi AS	379
620,935	*	Turkiye Is Bankasi (Series C)	584
71,335		UMB Financial Corp	4,921
193,471		Umpqua Holdings Corp	2,929
913,730	e,g	Unicaja Banco S.A.	803
1,968,373		UniCredit S.p.A.	18,442
1,416,456		Union Bank Of Taiwan	542
380,958		United Bank Ltd	300
209,796		United Bankshares, Inc	6,797
291,883		United Community Banks, Inc	8,301
1,160,500		United Overseas Bank Ltd	19,780
11,166	e	United Security Bancshares	79
13,531		Unity Bancorp, Inc	237
91,961		Univest Financial Corp	1,893
4,916,373		US Bancorp	229,054
15,381		Valiant Holding	1,499
641,526		Valley National Bancorp	6,255
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
302,413		Van Lanschot Kempen NV (ADR)	$7,735
71,516		Veritex Holdings, Inc	1,835
706,819		VTB Bank PJSC (GDR) Equiduct	674
73,930	*	VTB Bank PJSC (GDR) Tradegate	71
44,738		Walker & Dunlop, Inc	4,117
198,833		Washington Federal, Inc	5,118
44,988		Washington Trust Bancorp, Inc	2,015
66,951		Waterstone Financial, Inc	1,260
19,401		Webster Financial Corp	818
5,510,527		Wells Fargo & Co	166,308
102,372		WesBanco, Inc	3,067
22,590		West Bancorporation, Inc	436
68,277	e	Westamerica Bancorporation	3,775
21,735		Western Alliance Bancorp	1,303
36,062		Western New England Bancorp, Inc	248
3,741,969		Westpac Banking Corp	55,685
12,376		Wintrust Financial Corp	756
240,063	*	Woori Financial Group, Inc	2,154
155,350		WSFS Financial Corp	6,972
17,900		Yamagata Bank Ltd	178
397,799		Yamaguchi Financial Group, Inc	2,246
1,354,199	*	Yapi ve Kredi Bankasi	561
9,181,789	*	Yes Bank Ltd	2,254
45,232		Zions Bancorporation	1,965
		TOTAL BANKS	7,551,658

CAPITAL GOODS - 6.8%
556,809		3M Co	97,325
2,105	*	3M India Ltd	600
602,722		A.O. Smith Corp	33,041
103,428		Aalberts Industries NV	4,602
1,457,677		Aamal Co	342
32,171	e	Aaon, Inc	2,144
51,893		AAR Corp	1,880
965,069		ABB Ltd	27,069
1,703,039		Aboitiz Equity Ventures, Inc	1,674
340,270		AcBel Polytech, Inc	352
183,986		ACS Actividades de Construccion y Servicios S.A.	6,113
10,185		Acuity Brands, Inc	1,233
38,793		Adapteo Oyj	449
271,181		AddTech AB	3,604
24,200		Advan Co Ltd	282
272,146		Advanced Drainage Systems, Inc	22,746
61,427		AECC Aero-Engine Control Co Ltd	216
119,952		AECC Aviation Power Co Ltd	1,090
296,351	*	Aecom Technology Corp	14,752
65,494		Aecon Group, Inc	842
48,030	*,e	Aegion Corp	912
135,666	*	AerCap Holdings NV	6,184
88,298	*	Aerojet Rocketdyne Holdings, Inc	4,667
76,861	*	Aerovironment, Inc	6,679
54,669	e	AFG Arbonia-Forster Hldg	881
20,513	e	AG Growth International Inc	480
457,454		AGCO Corp	47,159
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
31,240		AIA Engineering Ltd	$844
51,352		Aica Kogyo Co Ltd	1,778
35,900		Aichi Corp	319
45,441		Aida Engineering Ltd	426
148,745		Air Lease Corp	6,607
1,036,894		Airbus SE	113,793
102,268		Airtac International Group	3,287
9,329		Alamo Group, Inc	1,287
26,243		Albany International Corp (Class A)	1,927
276,414		Alfa Laval AB	7,634
2,597,544		Alfa S.A. de C.V. (Class A)	1,877
13,197	*,g	Alfen Beheer BV	1,330
37,378	g	Alimak Group AB	598
254,682		Allegion plc	29,640
2,987,800		Alliance Global Group, Inc	660
13,393		Allied Motion Technologies, Inc	684
188,130		Allison Transmission Holdings, Inc	8,114
30,087	*,e	Alpha Pro Tech Ltd	335
20,934	*	Alstom RGPT	1,192
27,984	*,e	Alta Equipment Group, Inc	276
661,874		Altra Industrial Motion Corp	36,688
503,732		Amada Co Ltd	5,543
71,672		Amara Raja Batteries Ltd	908
19,409	*	Ameresco, Inc	1,014
41,628	*	American Superconductor Corp	975
31,545	*	American Woodmark Corp	2,960
41,820		Ametek, Inc	5,058
69,283		Andritz AG.	3,176
32,887		Anest Iwata Corp	338
441,830	*,g	API Group Corp	8,019
37,489		Apogee Enterprises, Inc	1,188
211,808		Applied Industrial Technologies, Inc	16,519
89,012	*	Aprogen KIC, Inc	168
3,510		Arad Investment & Industrial Development Ltd	378
75,161	e	Arcadis NV	2,483
77,563		Arcosa, Inc	4,261
24,751		Argan, Inc	1,101
77,463		Armstrong World Industries, Inc	5,762
77,797	*	Array Technologies, Inc	3,356
135,438		Asahi Glass Co Ltd	4,736
244,390		Aselsan Elektronik Sanayi Ve Ticaret AS	600
1,306,229		Ashok Leyland Ltd	1,709
1,626,273		Ashtead Group plc	76,599
62,437		Ashtrom Group Ltd	1,236
949,782		Assa Abloy AB	23,471
35,881		Astec Industries, Inc	2,077
52,977		Astral Polytechnik Ltd	1,294
45,505	*	Astronics Corp	602
305,097	*	Atkore International Group, Inc	12,543
341,430		Atlas Copco AB (A Shares)	17,548
143,057		Atlas Copco AB (B Shares)	6,421
81,260	*	ATS Automation Tooling Systems, Inc	1,427
1,161,631		Austal Ltd	2,397
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
137,055		AVIC Aircraft Co Ltd	$770
172,031		AVIC Electromechanical Systems Co Ltd	301
51,516		AVIC Shenyang Aircraft Co Ltd	616
1,065,037		AviChina Industry & Technology Co	745
31,059		AVICOPTER plc	298
41,463		Avon Rubber plc	1,792
132,532	*	Axon Enterprise, Inc	16,239
250,815		Ayala Corp	4,316
104,036	*	AZEK Co, Inc	4,000
88,353		AZZ, Inc	4,191
38,301	e	Badger Daylighting Ltd	1,144
4,347,897		BAE Systems plc	28,995
728,273		Balfour Beatty plc	2,696
188,098	*	Ballard Power Systems, Inc	4,401
159,960		Barloworld Ltd	992
76,428		Barnes Group, Inc	3,874
14,055		BayWa AG.	571
155,750	*	Beacon Roofing Supply, Inc	6,260
74,321		Beijer Ref AB	3,401
79,512		Beijing New Building Materials plc	488
603		Belimo Holding AG.	5,239
955,000		BES Engineering Corp	340
24,092	*	BGF Co Ltd	109
936,193	*	Bharat Heavy Electricals	461
122,225		Bidvest Group Ltd	1,309
15,379	*	Biesse S.p.A.	359
100,213		Bizlink Holdings Inc	871
456,789	*,e	Bloom Energy Corp	13,092
50,551	*	Blue Bird Corp	923
42,608		Blue Star Ltd	468
276,336	*	BMC Stock Holdings, Inc	14,834
6,812	e	Bobst Group AG.	411
87,706	g	BOC Aviation Ltd	759
195,138		Bodycote plc	1,990
1,100,779		Boeing Co	235,633
2,336,503	*,e	Bombardier, Inc	881
23,943		Bonheur ASA	676
84,245		Boskalis Westminster	2,325
6,163		Bossard Holding AG.	1,244
196,713		Bouygues S.A.	8,090
12,904		Brenntag AG.	1,003
311,000		Brighton-Best International Taiwan, Inc	305
7,106		Bucher Industries AG.	3,259
9,482		Budimex S.A.	780
30,481		Bufab AB	720
617,978	*,e	Builders FirstSource, Inc	25,220
156,100		Bunka Shutter Co Ltd	1,474
382,804		Bunzl plc	12,781
5,841	e	Burckhardt Compression Holding AG.	2,027
4,809		Burkhalter Holding AG.	359
74,826		BWX Technologies, Inc	4,511
850,619		CAE, Inc	23,569
119,535	e	Caesarstone Sdot-Yam Ltd	1,541
23,314		CAI International, Inc	728
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
18,801		Carbone Lorraine	$570
74,500		Carborundum Universal Ltd	414
44,736		Cargotec Corp (B Shares)	1,859
90,646		Carlisle Cos, Inc	14,157
1,002,835		Carrier Global Corp	37,827
1,162,621		Caterpillar, Inc	211,620
36,800		Central Glass Co Ltd	802
3,781		Cera Sanitaryware Ltd	176
83,305	*	Ceres Power Holdings plc	1,504
893,544		CH Karnchang PCL	495
70,500	g	Changsha Broad Homes Industrial Group Co Ltd	173
603,738		Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	724
83,748	*	Chart Industries, Inc	9,865
74,204	*	Cheil Industries, Inc	9,446
358,636		Chicony Power Technology Co Ltd	903
63,912		China Aerospace Times Electronics Co Ltd	73
240,846		China Aircraft Leasing Group Holdings Ltd	208
33,892		China Avionics Systems Co Ltd	102
879,770		China Communications Services Corp Ltd	389
657,574		China Conch Venture Holdings Ltd	3,200
270,675		China Fangda Group Co Ltd	106
161,975		China Gezhouba Group Co Ltd	163
1,807,000		China High Speed Transmission Equipment Group Co Ltd	1,771
505,036		China Lesso Group Holdings Ltd	791
742,000		China Machinery Engineering Corp	196
231,006		China National Chemical Engineering Co Ltd	207
1,135,312		China Railway Group Ltd	916
1,886,870		China Railway Group Ltd (Hong Kong)	833
1,397,825	*	China Shipbuilding Industry Co Ltd	895
2,118,836		China State Construction Engineering Corp Ltd	1,611
761,288		China State Construction International Holdings Ltd	435
55,162		China Yuchai International Ltd	901
175,945	*,e	Chiyoda Corp	484
12,960		Chori Co Ltd	197
31,000		Chudenko Corp	663
263,000		Chung Hsin Electric & Machinery Manufacturing Corp	503
590,988	*	Churchill Capital Corp IV	6,087
134,500	g	CIMC Vehicles Group Co Ltd	125
81,712	*	CIMIC Group Ltd	1,537
30,872	*	CIRCOR International, Inc	1,187
2,663,517		Citic Pacific Ltd	1,886
2,453,000	*	Citic Resources Holdings Ltd	93
7,540	*	CJ Corp	640
2,340,547		CK Hutchison Holdings Ltd	16,341
49,593		CKD Corp	1,063
85,964		CNH Industrial NV	1,081
8,960,875	e	CNH Industrial NV (NYSE)	115,058
28,541	g	Cochin Shipyard Ltd	146
1,012,420		Cofide S.p.A.	544
211,603	*	Colfax Corp	8,092
47,150		Columbus McKinnon Corp	1,812
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
202,302		Comfort Systems USA, Inc	$10,653
4,627,217		Compagnie de Saint-Gobain	212,817
8,117	e	Compagnie d’Entreprises CFE	833
120,617		COMSYS Holdings Corp	3,750
49,255	*,e	Concrete Pumping Holdings Inc	189
19,960	*	Construcciones y Auxiliar de Ferrocarriles S.A.	957
80,200	*	Construction Partners Inc	2,335
124,252		Contemporary Amperex Technology Co Ltd	6,688
288,450		Continental Engineering Corp	213
1,388		Conzzeta AG.	1,707
716,469	*	Cornerstone Building Brands, Inc	6,649
25,995		Cosel Co Ltd	317
180,385		Crane Co	14,009
4,915		CS Wind Corp	804
167,746	*	CSBC Corp Taiwan	170
49,845		CSW Industrials, Inc	5,578
467,000		CTCI Corp	636
47,810		Cubic Corp	2,966
98,983		Cummins India Ltd	780
27,993		Cummins, Inc	6,357
63,764		Curtiss-Wright Corp	7,419
12,765	*,†	Daelim Industrial Co	984
8,158		Daetwyler Holding AG.	2,369
139,274	*	Daewoo Engineering & Construction Co Ltd	640
37,678	*	Daewoo International Corp	505
14,587	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	369
11,138		Dai-Dan Co Ltd	321
220,913		Daifuku Co Ltd	27,337
20,248		Daihen Corp	986
16,489		Daiho Corp	582
16,837		Daiichi Jitsugyo Co Ltd	671
384,940		Daikin Industries Ltd	85,636
35,100		Daiwa Industries Ltd	358
13,896	e	Danieli & Co S.p.A.	245
43,598		Danieli & Co S.p.A. (RSP)	511
2,148		Dassault Aviation S.A.	2,339
17,159	*	Dawonsys Co Ltd	323
166,452		DCC plc	11,779
647,959		Deere & Co	174,333
15,484		Denyo Co Ltd	323
110,611		Deutz AG.	691
28,120	g	Dilip Buildcon Ltd	151
181,477		Diploma plc	5,426
3,134,000		DMCI Holdings, Inc	369
1,158,102		Dogan Sirketler Grubu Holdings	478
30,127		Donaldson Co, Inc	1,683
112,729		Dongfang Electric Corp Ltd	172
43,939	*	Doosan Bobcat, Inc	1,203
4,770	*	Doosan Corp	230
21,555	*	Doosan Fuel Cell Co Ltd	1,064
222,095	*	Doosan Heavy Industries and Construction Co Ltd	2,772
108,165	*	Doosan Infracore Co Ltd	790
16,652		Douglas Dynamics, Inc	712
648,984		Dover Corp	81,934
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
392,953	*,†	Drake & Scull International PJSC	$1
1,686,594		Dubai Investments PJSC	668
17,450	*	Ducommun, Inc	937
53,085		Duerr AG.	2,171
225,100		Dufu Technology Corp Bhd	183
26,744	*	DXP Enterprises, Inc	595
32,500	*	Dycom Industries, Inc	2,454
2,912,300		Dynasty Ceramic PCL	216
119,716		East Group Co Ltd	146
5,632	e	Eastern Co	136
1,535,260		Eaton Corp	184,446
96,300		Ebara Corp	3,152
7,565		Ecopro BM Co Ltd	1,188
51,600		Eiffage S.A.	4,988
1,156,800		Ekovest BHD	150
22,891		Elbit Systems Ltd	3,018
20,429		Elco Holdings Ltd	1,035
2,813		Electra Israel Ltd	1,541
136,319	*,e	Electro Optic Systems Holdings Ltd	623
1,173,815	*	Electrocomponents plc	13,957
206,766	*	Electrolux Professional AB	1,184
411,591		ElSwedy Cables Holding Co	257
196,651		EMCOR Group, Inc	17,986
470,946	*,e	Emeco Holdings Ltd	413
111,065		Emerson Electric Co	8,926
8,247,488	*	Empresa Brasileira de Aeronautica S.A.	14,034
31,830		Encore Wire Corp	1,928
26,137	*	Energy Recovery, Inc	357
68,287		Enerpac Tool Group Corp	1,544
66,319		EnerSys	5,508
203,078		Engineers India Ltd	218
61,010		EnPro Industries, Inc	4,607
574,000	e	Enric Energy Equipment Holdings Ltd	344
31,770		Epiroc AB	536
54,413		Epiroc AB (Class A)	989
21,388		ESCO Technologies, Inc	2,208
126,643		Escorts Ltd	2,189
55,407		Eve Energy Co Ltd	691
4,543	*,e	EVI Industries, Inc	136
419,397	*	Evoqua Water Technologies Corp	11,315
238,300	*	Fangda Carbon New Material Co Ltd	258
102,999		Fanuc Ltd	25,425
2,854,631		Far Eastern Textile Co Ltd	2,946
935,333		Fastenal Co	45,672
264,177	e	Federal Signal Corp	8,763
49,586		Ferguson plc	6,025
419,469		Ferrovial S.A.	11,599
574,478	*,e	Fincantieri S.p.A	389
413,909	e	Finmeccanica S.p.A.	2,992
178,179		Finning International, Inc	3,784
54,990		Finolex Cables Ltd	260
306,000	*	First Tractor Co	151
88,323		Flowserve Corp	3,255
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,377,315		FLSmidth & Co AS	$52,667
48,540	e	Fluidra S.A.	1,246
216,938		Fluor Corp	3,464
92,381		Fomento de Construcciones y Contratas S.A.	993
32,560	*,†	Fortitude Gold Corp	34
743,396		Fortive Corp	52,647
208,079		Fortune Brands Home & Security, Inc	17,837
93,000		Fortune Electric Co Ltd	165
2,370,008	e	Fosun International	3,722
171,141	*	Foundation Building Materials, Inc	3,288
70,791		Franklin Electric Co, Inc	4,899
484,915	*,e	FuelCell Energy, Inc	5,416
1,569		Fuji Electric Holdings Co Ltd	57
64,045		Fuji Machine Manufacturing Co Ltd	1,688
1,000,378		Fujikura Ltd	4,614
67,339		Fujitec Co Ltd	1,455
6,571		Fukuda Corp	359
13,639		Fukushima Industries Corp	593
31,756		Furukawa Co Ltd	378
72,044		Furukawa Electric Co Ltd	1,945
38,281		Futaba Corp/Chiba	331
1,535,311		Gamuda BHD	1,488
5,903	e	GARO AB	458
65,213	*	Gates Industrial Corp plc	832
56,168		GATX Corp	4,672
219,011		GEA Group AG.	7,833
11,817		Geberit AG.	7,397
14,500		Gecoss Corp	135
62,559	*	GEK Group of Cos S.A.	602
13,177	*	Gencor Industries, Inc	162
104,194	*	Generac Holdings, Inc	23,695
205,732		General Dynamics Corp	30,617
3,416,441		General Electric Co	36,898
5,037	*	General Finance Corp	43
4,282		Georg Fischer AG.	5,526
117,178	*	Gibraltar Industries, Inc	8,430
15,301		Giken Seisakusho Co, Inc	633
52,056		Glory Ltd	1,051
5,900		GMM Pfaudler Ltd	307
95,793	*	GMS, Inc	2,920
67,983	*	Godrej Industries Ltd	393
25,586		Gorman-Rupp Co	830
82,946		Graco, Inc	6,001
97,794		GrafTech International Ltd	1,042
230,890		Grafton Group plc	2,917
21,493		Graham Corp	326
68,570	e	Granite Construction, Inc	1,832
47,921		Graphite India Ltd	199
278,656	*	Great Lakes Dredge & Dock Corp	3,670
51,284		Greenbrier Cos, Inc	1,866
386,000	*,g	Greentown Management Holdings Co Ltd	165
70,940		Griffon Corp	1,446
353,193	e	Grupo Carso S.A. de C.V. (Series A1)	1,178
25,690	e	Grupo Empresarial San Jose	141
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
148,719	e	Grupo Rotoplas SAB de C.V.	$204
51,069	*	GS Engineering & Construction Corp	1,780
71,154		GS Yuasa Corp	2,048
260,324		GT Capital Holdings, Inc	3,172
13,115		Guangdong Kinlong Hardware Products Co Ltd	289
17,030	*	Guoxuan High-Tech Co Ltd	102
217,431		GWA International Ltd	587
52,216		H&E Equipment Services, Inc	1,557
576,497		Haitian International Holdings Ltd	1,993
249,696		Hangzhou Steam Turbine Co	370
24,806	*	Hanjin Heavy Industries & Construction Co Ltd	167
35,979		Hanwa Co Ltd	966
17,938	*	Hanwha Corp	468
23,548	*	Hanwha Systems Co Ltd	376
538,081		HAP Seng Consolidated BHD	1,152
568,000	*,e	Harbin Power Equipment	163
17,300		Harmonic Drive Systems, Inc	1,548
87,893		Havells India Ltd	1,103
193,136		Hazama Ando Corp	1,349
42,354	*,e	HC2 Holdings, Inc	138
30,795	*	HDC Hyundai Development Co-Engineering & Construction	741
397,348	e	Hebei Construction Group Corp Ltd	217
33,460		Hefei Meiya Optoelectronic Technology, Inc	227
10,171		HEG Ltd	129
70,066		HEICO Corp	9,277
277,538	e	HEICO Corp (Class A)	32,489
53,760		Helios Technologies, Inc	2,865
36,227	*	Herc Holdings, Inc	2,406
91,212		Hexagon Composites ASA	582
14,584	*,e	Hexagon Purus Holding AS.	85
568,087		Hexcel Corp	27,547
10,528		Hibiya Engineering Ltd	194
120,097		Hillenbrand, Inc	4,780
128,212	*	Hino Motors Ltd	1,095
9,000		Hirata Corp	675
497,526	*	Hitachi Construction Machinery Co Ltd	14,146
171,420		Hitachi Zosen Corp	948
103,042		Hiwin Technologies Corp	1,415
19,497		Hochtief AG.	1,897
2,897,578		Honeywell International, Inc	616,315
41,575		Hongfa Technology Co Ltd	345
38,350	e	Hoshizaki Electric Co Ltd	3,521
12,301		Hosokawa Micron Corp	758
994,236		Howden Joinery Group plc	9,366
687,466		Howmet Aerospace, Inc	19,620
443,603		Hubbell, Inc	69,553
15,346		Huber & Suhner AG.	1,205
12,144		Huntington Ingalls	2,070
8,021		Hurco Cos, Inc	241
3,516	*	Hyosung Heavy Industries Corp	202
15,542		Hyster-Yale Materials Handling, Inc	926
8,747	*	Hyundai Construction Equipment Co Ltd	265
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,393	*	Hyundai Electric & Energy System Co Ltd	$233
19,327	*	Hyundai Elevator Co Ltd	707
68,928	*	Hyundai Engineering & Construction Co Ltd	2,380
16,440	*	Hyundai Heavy Industries	1,646
18,831	*	Hyundai Mipo Dockyard	834
4,359	*	Hyundai Robotics Co Ltd	1,140
50,650	*	Hyundai Rotem Co Ltd	804
33,477		Idec Corp	592
13,591		IDEX Corp	2,707
12,854	*	IES Holdings, Inc	592
2,111,800		IJM Corp BHD	911
4,841	*	Iljin Diamond Co Ltd	214
206,736		Illinois Tool Works, Inc	42,149
284,560		IMI plc	4,535
15,626	e	Implenia AG.	424
251,059	e	Impregilo S.p.A.	364
78,336		Inaba Denki Sangyo Co Ltd	1,920
62,498		Inabata & Co Ltd	875
16,470	g	IndiaMart InterMesh Ltd	1,449
20,693		Indus Holding AG.	811
21,536	e	Industria Macchine Automatiche S.p.A.	1,786
793,922		Industries Qatar QSC	2,373
290,871		Indutrade AB	6,226
376,444	*	Ingersoll Rand, Inc	17,151
31,000		Inner Mongolia First Machinery Group Co Ltd	58
47,857	e	Instalco AB	1,445
31,675		Insteel Industries, Inc	705
78,443		Interpump Group S.p.A.	3,883
1,020		Interroll Holding AG.	3,113
127,446		Investment AB Latour	3,087
42,595		INVISIO AB	1,286
130,618		Inwido AB	1,915
86,024		Iochpe-Maxion S.A.	258
115,591		IRB Infrastructure Developers Ltd	188
10,411	*	IS Dongseo Co Ltd	513
19,400		Iseki & Co Ltd	260
140,600		Ishikawajima-Harima Heavy Industries Co Ltd	2,799
12,821		Italmobiliare S.p.A	459
391,160	*	Itm Power plc	2,755
1,278,493		Itochu Corp	36,770
621,634		ITT, Inc	47,878
36,822		Iwatani International Corp	2,269
190,632	e	Jacobs Engineering Group, Inc	20,771
7,932		Japan Pulp & Paper Co Ltd	279
63,261		Japan Steel Works Ltd	1,890
204,368		Jardine Matheson Holdings Ltd	11,432
192,188		Jardine Strategic Holdings Ltd	4,782
117,400		JDC Corp	647
109,065	*	JELD-WEN Holding, Inc	2,766
2,563,516		JG Summit Holdings (Series B)	3,828
492,100		JGC Corp	4,609
61,804		Jiangsu Hengli Hydraulic Co Ltd	1,069
164,418		Jiangsu Zhongtian Technology Co Ltd	273
24,747		John Bean Technologies Corp	2,818
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
517,731	g	John Laing Group plc	$2,355
135,459		Johnson Controls International plc	6,311
16,819	g	JOST Werke AG.	883
57,800	*,e	JTOWER, Inc	6,001
5,082		Judges Scientific plc	443
48,883		Jungheinrich AG.	2,185
3,282		Kaba Holding AG.	1,864
8,553		Kadant, Inc	1,206
62,589		Kajaria Ceramics Ltd	603
216,713		Kajima Corp	2,907
50,418		Kalpataru Power Transmission Ltd	222
188,900	*	Kama Co Ltd	73
40,042		Kaman Corp	2,288
23,375		Kamei Corp	260
32,900		Kanamoto Co Ltd	707
86,001		Kandenko Co Ltd	728
81,600		Kanematsu Corp	1,019
1,975,919	*	KAP Industrial Holdings Ltd	428
6,227		Kardex AG.	1,372
23,800		Katakura Industries Co Ltd	307
181,300		Kawasaki Heavy Industries Ltd	4,094
91,984		KEC International Ltd	459
41,321		KEI Industries Ltd	270
55,659		Keihan Electric Railway Co Ltd	2,668
65,403		Keller Group plc	624
1,503,032		Kennametal, Inc	54,470
10,931	*	KEPCO Engineering & Construction Co, Inc	180
1,269,579		Keppel Corp Ltd	5,170
217,971		Kinden Corp	3,550
12,876		Kingspan Group plc	903
62,021		KION Group AG.	5,379
73,400		Kitz Corp	447
69,202	*	Kloeckner & Co AG.	677
62,122		Knorr-Bremse AG.	8,476
268,803		KOC Holding AS	763
15,822	*	Koenig & Bauer AG.	467
701,770		Komatsu Ltd	19,368
3,886	e	Komax Holding AG.	772
274,497	*	Kombassan Holdings AS	749
48,590		Komori Corp	341
55,615		Kone Oyj (Class B)	4,532
64,331		Konecranes Oyj	2,274
131,784		Kongsberg Gruppen ASA	2,711
289,756	e	Koninklijke BAM Groep NV	600
64,741	*	Korea Aerospace Industries Ltd	1,540
4,477		Korea Electric Terminal Co Ltd	257
307,999	*	Kornit Digital Ltd	27,452
133,188	*	Kratos Defense & Security Solutions, Inc	3,653
14,175		Krones AG.	1,143
848,714	e	Kubota Corp	18,542
93,504		Kumagai Gumi Co Ltd	2,358
48,997		Kung Long Batteries Industrial Co Ltd	246
70,710		Kurita Water Industries Ltd	2,703
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
33,654		Kyokuto Kaihatsu Kogyo Co Ltd	$458
105,955		Kyowa Exeo Corp	2,991
45,022		Kyudenko Corp	1,454
5,517	*	Kyung Dong Navien Co Ltd	265
703,248		L3Harris Technologies, Inc	132,928
2,335		Lakshmi Machine Works Ltd	147
292,858		Larsen & Toubro Ltd	5,173
5,461	*	Lawson Products, Inc	278
23,513	*	LB Foster Co (Class A)	354
83,938		Legrand S.A.	7,509
51,491		Lennox International, Inc	14,107
81,814	*	LG Corp	6,602
4,772	*	LG Hausys Ltd	343
118,689	*	LG International Corp	2,704
44,772		Lifco AB	4,283
9,652	*	LIG Nex1 Co Ltd	271
18,436		Lincoln Electric Holdings, Inc	2,143
142,654		Lindab International AB	2,959
8,170	e	Lindsay Corp	1,050
15,770		LISI	388
936,486		LIXIL Group Corp	20,309
406,802		Lockheed Martin Corp	144,407
4,804,355		Lonking Holdings Ltd	1,487
123,446	*	Lotte Corp	4,016
14,022	*	LS Cable Ltd	924
35,547	*	LS Industrial Systems Co Ltd	2,069
38,813		LSI Industries, Inc	332
44,343		Luxfer Holdings plc	728
28,909	*	Lydall, Inc	868
50,632		Mabuchi Motor Co Ltd	2,209
410,115		Maeda Corp	3,650
18,733	e	Maeda Kosen Co Ltd	493
65,262	e	Maeda Road Construction Co Ltd	1,095
166,463	e	Maire Tecnimont S.p.A	374
22,439		Makino Milling Machine Co Ltd	812
268,403		Makita Corp	13,462
1,572,100		Malaysian Resources Corp BHD	186
11,268		Manitou BF S.A.	329
51,990	*	Manitowoc Co, Inc	692
407,410		Marcopolo S.A.	226
1,050,575		Marubeni Corp	6,999
1,432,883		Masco Corp	78,708
28,576	*	Masonite International Corp	2,810
88,416	*,e	Mastec, Inc	6,028
27,600		Max Co Ltd	385
144,427		Maxar Technologies, Inc	5,573
8,571	*	Mayville Engineering Co Inc	115
2,387		MBB SE	315
22,393	*	McPhy Energy S.A.	944
827,797		Meggitt plc	5,264
35,871		Meidensha Corp	809
23,800		Meisei Industrial Co Ltd	181
405,788		Melrose Industries plc	989
92,912	*	Mercury Systems, Inc	8,182
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
60,220	*,e	Meritor, Inc	$1,681
992,703		Metallurgical Corp of China Ltd	415
26,200		METAWATER Co Ltd	590
12,984	*	Middleby Corp	1,674
54,694	e	Mie Kotsu Group Holdings, Inc	263
21,571		Millat Tractors Ltd	148
20,193		Miller Industries, Inc	768
288,290		Minebea Co Ltd	5,735
88,862		Miraito Holdings Corp	1,525
227,054		MISUMI Group, Inc	7,454
1,066,513		Mitsubishi Corp	26,291
867,263		Mitsubishi Electric Corp	13,107
253,027		Mitsubishi Heavy Industries Ltd	7,749
30,000		Mitsubishi Nichiyu Forklift Co Ltd	345
25,750		Mitsuboshi Belting Co Ltd	424
1,901,587		Mitsui & Co Ltd	34,864
75,131		Miura Co Ltd	4,194
98,884		Monadelphous Group Ltd	1,024
365,995		MonotaRO Co Ltd	18,588
49,086		Moog, Inc (Class A)	3,893
298,370		Morgan Crucible Co plc	1,271
40,164		Morgan Sindall plc	840
115,244	e	Mori Seiki Co Ltd	1,758
34,300		Morita Holdings Corp	584
93,692	*,e	Mota Engil SGPS S.A.	156
356,369	*	MRC Global, Inc	2,363
67,267		MSC Industrial Direct Co (Class A)	5,677
45,906		MTU Aero Engines Holding AG.	11,966
137,834		Mueller Industries, Inc	4,839
330,276		Mueller Water Products, Inc (Class A)	4,089
130,174	*,g	Munters Group AB	1,313
58,216	*	MYR Group, Inc	3,499
30,623	e	Nabtesco Corp	1,344
13,933		Nachi-Fujikoshi Corp	579
110,100		Nagase & Co Ltd	1,609
63,536	*	Nanyang Topsec Technologies Group, Inc	204
255,254		NARI Technology Co Ltd	1,039
196,652		National Central Cooling Co PJSC	142
7,345		National Presto Industries, Inc	650
81,085	*	Navistar International Corp	3,564
469,836		NBCC India Ltd	188
201,991		NCC AB (B Shares)	3,667
1,464,210	*	NEL ASA	4,954
104,719		Neles Oyj	1,389
12,215	*,e	Nesco Holdings, Inc	90
27,858		Nexans S.A.	2,016
61,835	e	NFI Group, Inc	1,170
54,980		NGK Insulators Ltd	850
373,714	e	Nibe Industrier AB	12,255
61,640		Nichias Corp	1,468
16,100		Nichiden Corp	349
53,245		Nichiha Corp	1,679
24,900	*	Nichireki Co Ltd	396
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
334,818		Nidec Corp	$42,357
4,785		Nihon Trim Co Ltd	193
54,067	e	Nikkiso Co Ltd	527
26,018	*	Nilfisk Holding A.S.	562
104,976		Nippo Corp	2,876
10,600		Nippon Carbon Co Ltd	406
36,459		Nippon Densetsu Kogyo Co Ltd	754
13,325		Nippon Koei Co Ltd	367
7,100		Nippon Road Co Ltd	530
7,472	*	Nippon Sharyo Ltd	175
101,000	e	Nippon Sheet Glass Co Ltd	466
19,417		Nippon Steel Trading Co Ltd	704
55,465		Nishimatsu Construction Co Ltd	1,137
20,700		Nishio Rent All Co Ltd	434
8,595		Nissei ASB Machine Co Ltd	491
131,831		Nisshinbo Industries, Inc	963
54,700		Nissin Electric Co Ltd	648
20,400		Nitta Corp	441
373,200	e	Nitto Boseki Co Ltd	16,470
42,135		Nitto Kogyo Corp	836
11,073		Nitto Kohki Co Ltd	188
16,235		Nittoku Engineering Co Ltd	655
45,165	*	NKT Holding AS	2,012
78,443	*,e	NN, Inc	515
2,400	*,†,e	Noble Group Ltd	0	^
40,571		Nolato AB (B Shares)	4,102
65,264	*	Nordex AG.	1,784
96,187		Nordson Corp	19,329
9,983		Noritake Co Ltd	290
20,251		Noritsu Koki Co Ltd	478
31,631		Noritz Corp	494
34,325		NORMA Group	1,756
509,080		Northrop Grumman Corp	155,127
16,365	*,e	Northwest Pipe Co	463
440,958	*,e	NOW, Inc	3,166
389,550		NRW Holdings Ltd	876
612,355		NSK Ltd	5,329
906,761		NTN Corp	2,336
8,773	*	NV5 Global Inc	691
40,628		nVent Electric plc	946
1,610,000		NWS Holdings Ltd	1,496
12,846		Obara Corp	490
291,713		Obayashi Corp	2,519
224,536		OC Oerlikon Corp AG.	2,330
5,961		OHB AG.	281
23,121		Oiles Corp	364
38,800		Okabe Co Ltd	291
25,667		Okuma Holdings, Inc	1,440
25,700		Okumura Corp	636
2,627		Omega Flex, Inc	384
215,683	*,e	Opus Global Rt	211
25,137		Organo Corp	1,496
59,736	*	Orion Energy Systems, Inc	590
89,706		OSG Corp	1,717
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,587		Oshkosh Corp	$1,342
39,754	*	OSRAM Licht AG.	2,527
565,954		Otis Worldwide Corp	38,230
6,497		Otokar Otobus Karoseri Sanayi AS	278
651,282		Outotec Oyj	6,544
1,887,130	e	Owens Corning, Inc	142,969
62,255		PACCAR, Inc	5,371
222,548	*,e	PAE, Inc	2,043
15,149		Palfinger AG.	477
32,749		Park Aerospace Corp	439
889,771		Parker-Hannifin Corp	242,383
14,577	e	Park-Ohio Holdings Corp	450
31,336	*	Parsons Corp	1,141
198,229		Peab AB (Series B)	2,159
41,231		Pentair plc	2,189
1,473,500		Pentamaster Corp BHD	1,860
913,046		Penta-Ocean Construction Co Ltd	7,860
31,200		PER Aarsleff A.S.	1,564
5,381		Pfeiffer Vacuum Technology AG.	1,038
72,205	*	PGT, Inc	1,469
744,562	*	Plug Power, Inc	25,248
65,161		PNC Infratech Ltd	158
43,395		PNE AG.	421
24,050		Polycab India Ltd	342
229,410		Polypipe Group plc	1,873
207,805		Polyplex PCL (Foreign)	157
13,353	e	Porr AG.	211
17,065		Powell Industries, Inc	503
778,369		Power Construction Corp of China Ltd	462
37,830	*	PowerCell Sweden AB	1,509
5,064		Preformed Line Products Co	347
327,093		Primoris Services Corp	9,031
20,967	*	Proto Labs, Inc	3,216
20,060		Prysmian S.p.A.	714
144,321		PSG Group Ltd	592
2,803,600	*,†	PT Inovisi Infracom Tbk	0	^
2,588,588		PT Pembangunan Perumahan Tbk	344
1,455,100	*	PT Sitara Propertindo Tbk	5
3,718,800		PT Waskita Karya Persero Tbk	382
2,302,872		PT Wijaya Karya	326
596,053		QinetiQ plc	2,606
50,830		Quanex Building Products Corp	1,127
253,632		Quanta Services, Inc	18,267
45,900		Raito Kogyo Co Ltd	808
155,332		Randon Participacoes S.A.	483
4,400		Rational AG.	4,093
53,661		Raven Industries, Inc	1,776
3,949,165		Raytheon Technologies Corp	282,405
79,661	*	RBC Bearings, Inc	14,263
464,000	*	Realord Group Holdings Ltd	268
232,797		Rechi Precision Co Ltd	173
81,266		Regal-Beloit Corp	9,980
821,981		Reliance Worldwide Corp Ltd	2,574
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
325,163	*	Resideo Technologies, Inc	$6,913
125,682		Reunert Ltd	310
75,243		REV Group, Inc	663
853,035		Rexel S.A.	13,464
471,254		Rexnord Corp	18,610
97,000		Rexon Industrial Corp Ltd	252
45,255		Rheinmetall AG.	4,791
58,789		Richelieu Hardware Ltd	1,526
3,012	e	Rieter Holding AG.	330
254,143		Rockwell Automation, Inc	63,742
673		Rockwool International AS (B Shares)	252
7,407,631		Rolls-Royce Group plc	11,211
361,900		Roper Technologies Inc	156,011
1,697,702		Rotork plc	7,385
148,600		Run Long Construction Co Ltd	316
64,656		Rush Enterprises, Inc (Class A)	2,678
9,937		Rush Enterprises, Inc (Class B)	377
171,408		Russel Metals, Inc	3,061
21,957		Ryobi Ltd	266
80,864	e	Saab AB (Class B)	2,353
390,870		Sacyr Vallehermoso S.A.	966
278,358		Safran S.A.	39,453
13,794		Salcef S.p.A	196
68,566	*	Samsung Engineering Co Ltd	838
200,586	*	Samsung Heavy Industries Co Ltd	1,303
164,147	*	Samsung Techwin Co Ltd	4,314
78,623		San Shing Fastech Corp	140
2,705,660		Sandvik AB	66,731
67,000		Sanki Engineering Co Ltd	788
372,941		Sanwa Shutter Corp	4,355
899,000		Sany Heavy Equipment International	674
438,157		Sany Heavy Industry Co Ltd	2,349
9,400		Sanyo Denki Co Ltd	506
236,659	*	Saudi Ceramic Co	3,025
33,327	e	Savaria Corp	379
5,890		Schaeffler India Ltd	366
78,772		Schindler Holding AG.	21,303
1,681		Schindler Holding AG. (Registered)	454
785,669		Schneider Electric S.A.	113,551
1,104	e	Schweiter Technologies AG.	1,840
29,295		Sekisui Jushi Corp	619
960,378		SembCorp Industries Ltd	1,242
8,078,436	*,e	SembCorp Marine Ltd	876
23,410	*	Semperit AG. Holding	690
472,064		Senior plc	576
145,222	*	Sensata Technologies Holding plc	7,659
366,686		Service Stream Ltd	510
250,249	e	Seven Network Ltd	4,519
13,480	*	SFA Engineering Corp	480
18,178		SFS Group AG.	2,166
69,327	*	SGL Carbon AG.	306
196,708	*	SGSB Group Co Ltd	73
394,027		Shanghai Construction Group Co Ltd	181
335,280		Shanghai Diesel Engine Co Ltd	146
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
308,903	*	Shanghai Electric Group Co Ltd	$255
225,248		Shanghai Highly Group Co Ltd	116
317,000		Shanghai Industrial Holdings Ltd	433
130,793		Shapir Engineering and Industry Ltd	995
92,060		Shenzhen Inovance Technology Co Ltd	1,315
21,836		Shibaura Machine Co Ltd	499
14,500		Shibuya Kogyo Co Ltd	498
251,766	*	Shikun & Binui Ltd	1,472
33,100		Shima Seiki Manufacturing Ltd	562
243,582		Shimizu Corp	1,773
10,904	e	Shin Nippon Air Technologies Co Ltd	237
125,361		Shin Zu Shing Co Ltd	593
21,700		Shinko Electric Co Ltd	295
61,484		Shinko Plantech Co Ltd	731
54,700		Shinmaywa Industries Ltd	469
39,048		Shinnihon Corp	314
41,608		SHO-BOND Holdings Co Ltd	2,022
1,537,469		Shun TAK Holdings Ltd	470
26,065		Shyft Group, Inc	740
43,500	*	Siasun Robot & Automation Co Ltd	82
1,451,359		Siemens AG.	209,063
1,602,817	*	Siemens Energy AG.	58,742
19,949		Siemens Gamesa Renewable Energy	810
25,326		Siemens India Ltd	547
12,782	*	SIF Holding NV	258
533,904	g	Signify NV	22,417
1,270,859		Sime Darby BHD	731
82,111		Simpson Manufacturing Co, Inc	7,673
676,800		Singapore Technologies Engineering Ltd	1,959
47,851		Sinko Industries Ltd	824
798,096		Sino Thai Engineering & Construction PCL	338
1,099,500	e	Sinopec Engineering Group Co Ltd	475
641,967		Sinotruk Hong Kong Ltd	1,644
42,961		Sintokogio Ltd	321
57,220	*	SiteOne Landscape Supply, Inc	9,077
31,173		SK C&C Co Ltd	6,916
109,933	*	SK Networks Co Ltd	492
297,039		Skanska AB (B Shares)	7,570
80,115		SKF AB (B Shares)	2,085
218,131		SM Investments Corp	4,767
34,700	*	SMC Corp	21,193
1,643,285		Smiths Group plc	33,801
81,431		Snap-On, Inc	13,936
205,935	e	SNC-Lavalin Group, Inc	3,516
44,800	e	Sodick Co Ltd	383
1,318,813		Sojitz Holdings Corp	2,945
63,753		Spirax-Sarco Engineering plc	9,841
185,604		Spirit Aerosystems Holdings, Inc (Class A)	7,255
131,361	*	SPX Corp	7,164
68,956	*	SPX FLOW, Inc	3,997
25,156		Stabilus S.A.	1,778
47,236	e	Stadler Rail AG.	2,158
19,333		Standex International Corp	1,499
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
580,802		Stanley Black & Decker, Inc	$103,708
37,966		Star Micronics Co Ltd	610
129,244	*	Sterling Construction Co, Inc	2,405
25,784		Sulzer AG.	2,727
900,805		Sumitomo Corp	11,938
18,097		Sumitomo Densetsu Co Ltd	461
394,000		Sumitomo Heavy Industries Ltd	9,738
474,917		Sumitomo Mitsui Construction Co Ltd	1,973
87,370		Sungrow Power Supply Co Ltd	967
145,000		Sunonwealth Electric Machine Industry Co Ltd	279
293,173	*	Sunrun, Inc	20,340
301,848		Sunway Construction Group BHD	141
22,863		Sunwoda Electronic Co Ltd	108
24,463		Suzhou Gold Mantis Construction Decoration Co Ltd	35
213,783		Sweco AB	3,924
24,994		Systemax, Inc	897
103,522		Tadano Ltd	887
16,160	*	Taeyoung Engineering & Construction Co Ltd	176
191,635	*	Taihan Electric Wire Co Ltd	242
13,743		Taihei Dengyo Kaisha Ltd	313
48,053		Taikisha Ltd	1,262
85,693		Taisei Corp	2,956
800,670	*	Taiwan Glass Industrial Corp	557
10,239		Takamatsu Corp	203
30,864		Takara Standard Co Ltd	454
98,941		Takasago Thermal Engineering Co Ltd	1,502
36,800		Takeuchi Manufacturing Co Ltd	869
66,500		Takuma Co Ltd	1,189
76,355	*,g	Talgo S.A.	384
28,698		Tarkett S.A.	505
43,200		Tatsuta Electric Wire and Cable Co Ltd	315
186,066		TBEA Co Ltd	289
1,545,073		Techtronic Industries Co	22,084
1,430,000		Teco Electric and Machinery Co Ltd	1,409
18,399		Teikoku Sen-I Co Ltd	426
133,663		Tekfen Holding AS	297
134,238	*	Teledyne Technologies, Inc	52,619
18,840		Tennant Co	1,322
4,241,092	a	Terex Corp	147,972
85,237	*	Textainer Group Holdings Ltd	1,635
786,456		Textron, Inc	38,009
219,952		Thales S.A.	20,124
9,956	*,e	The ExOne Company	94
30,773		Thermax Ltd	383
50,953	*	Thermon Group Holdings	796
33,571		THK Co Ltd	1,086
1,292,791		Timken Co	100,010
15,242		Timken India Ltd	277
78,302	*	Titan Machinery, Inc	1,531
41,569		TKH Group NV	2,009
45,300		Toa Corp/Tokyo	876
51,711		Tocalo Co Ltd	710
392,456		Toda Corp	2,600
8,815		Toenec Corp	345
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
98,500		Tokai Corp	$980
89,802		Tokyu Construction Co Ltd	431
85,404		Toro Co	8,100
76,181		Toromont Industries Ltd	5,338
318,837		Toshiba Corp	8,930
27,477		Totetsu Kogyo Co Ltd	727
111,586		Toto Ltd	6,716
155,103		Toyo Construction Co Ltd	661
12,700		Toyo Tanso Co Ltd	249
118,364		Toyota Tsusho Corp	4,790
54,878	*	TPI Composites, Inc	2,896
1,052,410		Trane Technologies plc	152,768
6,878	*,e	Transcat Inc	239
116,799	*	TransDigm Group, Inc	72,281
263,784		Travis Perkins plc	4,856
259,283		Trelleborg AB (B Shares)	5,759
198,710	*	Trex Co, Inc	16,636
64,154	*	Trimas Corp	2,032
18,307		Trinity Industries, Inc	483
97,481		Triton International Ltd	4,729
79,981		Triumph Group, Inc	1,005
70,010		Troax Group AB	1,631
42,610	e	Trusco Nakayama Corp	1,198
45,930		Tsubaki Nakashima Co Ltd	501
26,290		Tsubakimoto Chain Co	691
44,300	e	Tsugami Corp	671
25,700		Tsukishima Kikai Co Ltd	347
18,514		Tsurumi Manufacturing Co Ltd	317
1,137,211		Turk Sise ve Cam Fabrikalari AS	1,119
54,317		Turk Traktor ve Ziraat Makineleri AS	1,336
69,235	*	Tutor Perini Corp	897
72,818	*	TY Holdings Co Ltd	1,861
197,522	e	UFP Industries, Inc	10,972
74,143		Ultra Electronics Holdings	2,087
9,192	*,e	Ultralife Corp	59
10,000		Union Tool Co	300
79,685	*	Unison Co Ltd	360
125,537		United Integrated Services Co Ltd	969
13,918	*	United Rentals, Inc	3,228
57,290	*	Univar Solutions Inc	1,089
103,008		Uponor Oyj	2,293
104,100		Ushio, Inc	1,356
585,700		UWC BHD	1,434
293,420		Valmet Corp	8,436
30,402		Valmont Industries, Inc	5,318
18,581	*,e	Varta AG.	2,679
57,686	e,g	VAT Group AG.	14,439
62,049	*	Vectrus, Inc	3,085
114,966		Veidekke ASA	1,488
18,018	*	Veritiv Corp	375
383,640		Vertiv Holdings Co	7,163
40,145		Vestas Wind Systems AS	9,483
222,224		Vesuvius plc	1,625
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
121,664		V-Guard Industries Ltd	$311
15,251	*	Vicor Corp	1,406
580,471		Vinci S.A.	57,820
120,217	*,e	Virgin Galactic Holdings, Inc	2,853
181,179		Voltas Ltd	2,049
128,172		Voltronic Power Technology Corp	5,121
342,394		Volvo AB (B Shares)	8,106
9,170		Vossloh AG.	467
583,977	g	VPower Group International Holdings Ltd	202
420,013		W.W. Grainger, Inc	171,508
86,917		Wabash National Corp	1,498
808,322		Wabtec Corp	59,169
35,506		Wacker Construction Equipment AG.	769
24,600		Wakita & Co Ltd	252
2,130,472		Walsin Lihwa Corp	1,467
56,588		Wartsila Oyj (B Shares)	566
11,895		Washtec AG.	641
48,413		Watsco, Inc	10,968
53,010		Watts Water Technologies, Inc (Class A)	6,451
730,925		Weg S.A.	10,675
828,709		Weichai Power Co Ltd	1,666
162,758		Weichai Power Co Ltd (Class A)	393
866,565		Weir Group plc	23,561
489,802	*	Welbilt, Inc	6,465
96,779	*	WESCO International, Inc	7,597
2,532	*	Willis Lease Finance Corp	77
641,734	*	WillScot Mobile Mini Holdings Corp	14,869
45,474		Wilson Bayly Holmes-Ovcon Ltd	282
82,293		Woodward Inc	10,001
104,891	e	WSP Global, Inc	9,937
421,538		XCMG Construction Machinery Co Ltd	347
127,911		Xiamen C & D, Inc	161
175,967		Xinjiang Goldwind Science & Technology Co Ltd	384
754,413	e	Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	1,520
1,574,000		Xinyi Glass Holdings Co Ltd	4,403
97,112		Xxentria Technology Materials Corp	210
32,782		Xylem, Inc	3,337
27,772		Yahagi Construction Co Ltd	239
37,080		YAMABIKO Corp	466
38,800	e	Yamashin-Filter Corp	425
50,270		Yamazen Corp	504
2,559,100	e	Yangzijiang Shipbuilding	1,850
20,720		Yantai Eddie Precision Machinery Co Ltd	219
99,198		Yaskawa Electric Corp	4,946
130,286	e	YIT Oyj	786
49,779		Yokogawa Bridge Holdings Corp	1,053
13,852		Yuasa Trading Co Ltd	445
108,000		Yungtay Engineering Co Ltd	241
40,600		Yurtec Corp	328
10,438	*,†	Yuyang DNU Co Ltd	0
328,494		Zardoya Otis S.A.	2,308
23,381		Zehnder Group AG.	1,552
119,963		Zhejiang Chint Electrics Co Ltd	719
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
21,492		Zhejiang Dingli Machinery Co Ltd	$333
92,312		Zhejiang Sanhua Intelligent Controls Co Ltd	348
42,651		Zhejiang Weixing New Building Materials Co Ltd	122
180,800		Zhengzhou Coal Mining Machinery Group Co Ltd	246
30,485		Zhengzhou Yutong Bus Co Ltd	79
227,135		Zhuzhou CSR Times Electric Co Ltd	992
385,439		Zoomlion Heavy Industry Science and Technology Co Ltd	584
32,506		Zumtobel AG.	242
		TOTAL CAPITAL GOODS	8,654,335

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
10,891	*	51job, Inc (ADR)	762
185,542		ABM Industries, Inc	7,021
85,790	*	Acacia Research (Acacia Technologies)	338
149,828		ACCO Brands Corp	1,266
133,008		Adecco S.A.	8,859
236,583		ADT, Inc	1,857
24,520		Aeon Delight Co Ltd	639
103,634		AF AB	3,164
274,943		Aggreko plc	2,357
33,448	*,e	Akerna Corp	108
13,928	*,e	Akka Technologies S.A.	439
425,276	g	A-Living Services Co Ltd	1,888
497,447		ALS Ltd	3,672
42,230		Altech Corp	860
5,887	*	Amadeus Fire AG	861
36,900	*	Ambipar Participacoes e Empreendimentos S	188
150,866		Applus Services S.A.	1,674
69,567	*	ASGN Inc	5,811
256,370	*	Babcock International Group	980
10,828		Barrett Business Services, Inc	739
21,979		BayCurrent Consulting, Inc	3,857
35,023	g	Befesa S.A.	2,209
1,364,000	*	Beijing Enterprises Urban Resources Group Ltd	391
115,277		Beijing Originwater Technology Co Ltd	135
37,400		Bell System24 Holdings, Inc	587
282,182		Benefit One, Inc	8,353
24,362	e	BeNEXT Group Inc	302
6,411		Bertrandt AG.	310
23,886		BG Staffing, Inc	322
311,711	*,g	Biffa plc	981
30,628		Bilfinger Berger AG.	973
329,814	e	Bingo Industries Ltd	618
111,602	e	Boyd Group Services, Inc	19,250
58,706	e	Brady Corp (Class A)	3,101
1,323,323		Brambles Ltd	10,854
212,892	g	Bravida Holding AB	2,833
64,471	*	BrightView Holdings, Inc	975
78,922		Brink’s Co	5,682
26,044		Brunel International NV	232
253,722		Bureau Veritas S.A.	6,773
146,543	*	Calisen plc	517
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
80,436	*	Casella Waste Systems, Inc (Class A)	$4,983
110,488		Caverion Corp	784
120,323	*	CBIZ, Inc	3,202
47,469	*	Ceco Environmental Corp	330
5,088		Central Security Patrols Co Ltd	177
27,800		Centre Testing International Group Co Ltd	116
6,278		Cewe Color Holding AG.	709
1,667,085		China Everbright International Ltd	942
140,195	*,e	Cimpress plc	12,301
145,309		Cintas Corp	51,361
810,933	*,e	Clarivate Analytics plc	24,093
76,572	*	Clean Harbors, Inc	5,827
68,000		Cleanaway Co Ltd	397
2,084,631		Cleanaway Waste Management Ltd	3,773
70,949		Clipper Logistics plc	557
1,855		Compx International, Inc	26
96,889	g	Coor Service Management Holding AB	857
342,678	*	Copart, Inc	43,606
164,580		CoreLogic Inc	12,725
64,594	*	CoStar Group, Inc	59,703
1,265,400		Country Garden Services Holdings Co Ltd	8,561
154,591		Covanta Holding Corp	2,030
24,038		CRA International, Inc	1,224
1,320,000	*,†	CT Environmental Group Ltd	2
166,895		Dai Nippon Printing Co Ltd	3,002
38,721		Daiseki Co Ltd	1,137
5,429		Danel Adir Yeoshua Ltd	896
64,419		Deluxe Corp	1,881
108,195		Derichebourg	774
37,864		DKSH Holding AG.	2,837
7,723	*,e	DO & CO AG.	632
741,768		Downer EDI Ltd	3,048
374	*,†	DRC Systems India Pvt Ltd	0	^
131,397	*	Dun & Bradstreet Holdings, Inc	3,272
41,498		Duskin Co Ltd	1,156
333,000		Dynagreen Environmental Protection Group Co Ltd	138
197,756		Elis S.A.	3,276
29,320		en-japan, Inc	881
37,272		Ennis, Inc	665
195,456		Equifax, Inc	37,692
542,000		Ever Sunshine Lifestyle Services Group Ltd	1,190
958,669		Experian Group Ltd	36,419
53,668		Exponent, Inc	4,832
22,411	*	Fila S.p.A	251
19,128	*	Forrester Research, Inc	801
44,465	*	Franklin Covey Co	990
443,400		Frontken Corp BHD	394
51,959	*	FTI Consulting, Inc	5,805
70,265	e	Fullcast Co Ltd	1,095
39,954		Funai Soken Holdings, Inc	978
14,211	*,e	GDI Integrated Facility Services, Inc	496
174,665		GFL Environmental, Inc	5,092
23,086	*	GP Strategies Corp	274
63,500	*	Grace Technology, Inc	4,261
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,358,379		Greentown Service Group Co Ltd	$1,679
1,622,384		Group 4 Securicor plc	5,635
2,662		Groupe CRIT	203
149,163	*	Harsco Corp	2,682
1,789,409		Hays plc	3,510
251,891		Healthcare Services Group	7,078
29,953		Heidrick & Struggles International, Inc	880
23,498	*	Heritage-Crystal Clean, Inc	495
123,539		Herman Miller, Inc	4,176
66,711		HNI Corp	2,299
381,304		HomeServe plc	5,339
77,692	*	Huron Consulting Group, Inc	4,580
206,798	*	IAA, Inc	13,438
26,789	*	IBEX Ltd	501
50,931		ICF International, Inc	3,786
640,757		IHS Markit Ltd	57,559
18,206		Insource Co Ltd	301
59,209		Insperity, Inc	4,821
354,502		Interface, Inc	3,722
194,117		Intertek Group plc	14,994
99,511	g	Intertrust NV	1,687
742,350	e	Intrum Justitia AB	19,357
233,782		IPH Ltd	1,158
93,944		IR Japan Holdings Ltd	15,051
168,299		ISS AS	2,895
16,600	e	JAC Recruitment Co Ltd	305
1,692,800		Japan Elevator Service Holdings Co Ltd	43,109
306,900		JMT Network Services PCL	369
507,751		KAR Auction Services, Inc	9,449
25,000		KD Holding Corp	195
52,928		Kelly Services, Inc (Class A)	1,089
16,671	*	KEPCO Plant Service & Engineering Co Ltd	456
150,283		Kforce, Inc	6,325
123,023		Kimball International, Inc (Class B)	1,470
121,013		Knoll, Inc	1,776
16,338	*	Koentec Co Ltd	142
84,008	e	Kokuyo Co Ltd	1,138
88,810		Korn/Ferry International	3,863
20,518	g	L&T Technology Services Ltd	658
18,289	e	Link And Motivation, Inc	104
75,894		Loomis AB	2,087
13,186		Maharah Human Resources Co	266
5,000	*,e	Makuake, Inc	400
116,473		Manpower, Inc	10,504
21,411	*	Mastech Holdings, Inc	340
14,962		Matsuda Sangyo Co Ltd	259
45,492		Matthews International Corp (Class A)	1,337
78,618		McGrath RentCorp	5,275
74,378		McMillan Shakespeare Ltd	709
26,928		Meitec Corp	1,400
336,921		Michael Page International plc	2,059
45,117	*	Mistras Group, Inc	350
1,127,174	*	Mitie Group	632
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
40,244		Mitsubishi Pencil Co Ltd	$537
11,934	*	Montrose Environmental Group, Inc	369
75,283	e	Morneau Sobeco Income Fund	1,835
32,037		Moshi Moshi Hotline, Inc	398
57,202		MSA Safety, Inc	8,545
90,582	*	NICE Information Service Co Ltd	2,072
10,404		Nichiban Co Ltd	167
92,043		Nielsen NV	1,921
253,735		Nihon M&A Center, Inc	16,968
16,400		Nippon Kanzai Co Ltd	330
218,111		Nippon Parking Development Co Ltd	326
6,676		NL Industries, Inc	32
222,248		Nomura Co Ltd	1,839
63,428		Okamura Corp	568
116,109		Outsourcing, Inc	1,561
20,402		Oyo Corp	242
202,500		Park24 Co Ltd	3,524
23,800		Pasona Group, Inc	479
32,027	*	Pico Holdings, Inc	299
29,442	e	Pilot Corp	827
237,757		Pitney Bowes, Inc	1,465
103,427		Prestige International, Inc	915
4,800	*	Prored Partners Co Ltd	170
513,742	e,g	Prosegur Cash S.A.	501
239,238		Prosegur Cia de Seguridad S.A.	718
82,596		Quad Graphics, Inc	316
49,084	*,g	Quess Corp Ltd	368
317,603	*	Raksul, Inc	13,717
102,032		Randstad Holdings NV	6,605
3,308,621		Recruit Holdings Co Ltd	138,972
9,971	*,e	Red Violet, Inc	260
1,897,155		RELX plc	46,360
419,183		RELX plc (London)	10,256
36,200	*	Renrui Human Resources Technology Holdings Ltd	119
1,801,605		Rentokil Initial plc	12,561
299,329		Republic Services, Inc	28,825
51,985		Resources Connection, Inc	653
119,656		Restore plc	676
164,431		Ritchie Bros Auctioneers, Inc	11,430
169,263		Robert Half International, Inc	10,576
363,151		Rollins, Inc	14,188
302,100		RWS Holdings plc	2,213
16,092	*	S1 Corp (Korea)	1,260
27,852		Sato Corp	602
22,073	*,e	Sdiptech AB	619
219,039		Secom Co Ltd	20,207
270,728		Securitas AB (B Shares)	4,368
1,269,292		Serco Group plc	2,084
122,207		SG Fleet Group Ltd	233
5,297		SGS S.A.	15,967
20,135		Shanghai M&G Stationery, Inc	273
100,500	*,†	Shanghai Youngsun Investment Co Ltd	83
154,600		Shenzhen Dongjiang Environmental Co Ltd	109
157,802		Smart Metering Systems plc	1,534
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
133,354		SmartGroup Corp Ltd	$703
284,787		SMS Co Ltd	10,921
25,156	e	Societe BIC S.A.	1,423
37,490		Sohgo Security Services Co Ltd	1,945
61,413	*	SP Plus Corp	1,771
120,572	e	SPIE S.A.	2,629
66,732		S-Pool, Inc	487
49,743		Sporton International, Inc	476
122,854		Stantec, Inc	3,984
139,421		Steelcase, Inc (Class A)	1,889
272,921	*	Stericycle, Inc	18,922
51,000		Sunny Friend Environmental Technology Co Ltd	424
6,723	*	Synergie S.A	263
336,660		Taiwan Secom Co Ltd	1,063
213,340		Taiwan-Sogo Shinkong Security Corp	281
41,000		Tanseisha Co Ltd	326
50,449	*	Team, Inc	550
8,212	*	TeamLease Services Ltd	295
146,818		TechnoPro Holdings, Inc	12,197
98,570		Teleperformance	32,723
102,224		Temp Holdings Co Ltd	1,847
57,245		Tetra Tech, Inc	6,628
181,726		Thomson Reuters Corp	14,873
371,000		Times Neighborhood Holdings Ltd	348
34,513	*	Tinexta S.p.A	885
115,877	e	Tomra Systems ASA	5,701
52,206		Toppan Forms Co Ltd	536
152,150		Toppan Printing Co Ltd	2,149
156,326		Transcontinental, Inc	2,519
385,501		TransUnion	38,249
74,658	*	TriNet Group, Inc	6,017
54,930	*	TrueBlue, Inc	1,027
58,200		Uchida Yoko Co Ltd	2,393
23,430		Unifirst Corp	4,960
27,099	*	United Technology Holdings Co Ltd	844
482,462	*	Upwork, Inc	16,655
48,341		US Ecology, Inc	1,756
265,592		Verisk Analytics, Inc	55,134
30,933		Viad Corp	1,119
14,391		VSE Corp	554
378,717		Waste Connections, Inc	38,845
1,053,655		Waste Management, Inc	124,258
10,200		WDB Holdings Co Ltd	261
5,500		Weathernews, Inc	297
10,563	*	Willdan Group, Inc	440
164,167		Wolters Kluwer NV	13,850
8,700		World Holdings Co Ltd	166
49,500	e	Yumeshin Holdings Co Ltd	335
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,577,041

CONSUMER DURABLES & APPAREL - 2.2%
651,000		361 Degrees International Ltd	91
21,130		Accell Group	667
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
49,335		Acushnet Holdings Corp	$2,000
265,419		Adidas-Salomon AG.	96,561
135,293		Aksa Akrilik Kimya Sanayii	266
152,970		Alpargatas S.A.	1,240
13,872		Amber Enterprises India Ltd	448
124,888	*	American Outdoor Brands, Inc	2,127
617,157	*	AmTRAN Technology Co Ltd	275
979,755		Anta Sports Products Ltd	15,546
36,769		Arezzo Industria e Comercio S.A.	484
156,373	e	Asics Corp	3,007
166,238		Bafang Electric Suzhou Co Ltd	4,844
34,495	*	Bajaj Electricals Ltd	289
399,802		Barratt Developments plc	3,655
47,129		Bata India Ltd	1,020
49,183	*	Beazer Homes USA, Inc	745
158,829		Bellway plc	6,412
42,179		Beneteau S.A.	484
10,501		Berkeley Group Holdings plc	679
77,161		Bonava AB	737
537,000	*,†,e	Boshiwa International Holding Ltd	1
1,464,472	e	Bosideng International Holdings Ltd	747
227,688	*	Bovis Homes Group plc	2,926
96,454		Breville Group Ltd	1,898
45,664		BRP, Inc (Toronto)	3,017
34,635	e	Brunello Cucinelli S.p.A	1,512
805,905		Brunswick Corp	61,442
113,523	*	Burberry Group plc	2,772
5,815,375		Cairn Homes plc	6,930
5,552,409		Cairn Homes plc (London)	6,492
434,412		Callaway Golf Co	10,430
65,005	*,e	Canada Goose Holdings, Inc	1,932
820,030	*	Capri Holdings Ltd	34,441
10,292		Carter’s, Inc	968
86,816	*	Casio Computer Co Ltd	1,589
36,371	*,e	Casper Sleep, Inc	224
20,195	*	Cavco Industries, Inc	3,543
31,276	*	CCC S.A.	735
44,407	*	Century Communities, Inc	1,944
18,725		Chargeurs S.A.	404
2,336,400		China Dongxiang Group Co	244
349,698		China Lilang Ltd	239
20,300		Chofu Seisakusho Co Ltd	410
271,357		Chow Sang Sang Holding	308
108,251		Cia Hering	359
594,998		Cie Financiere Richemont S.A.	53,753
1,506,000	*	Citychamp Watch & Jewellery Group Ltd	332
52,077		Clarus Corp	802
1,559,078		Coats Group plc	1,437
6,534		Columbia Sportswear Co	571
55,797		Construtora Tenda S.A.	325
654,000	*,e,g	Cosmo Lady China Holdings Co Ltd	109
854,329	*,g	Countryside Properties plc	5,448
20,488	*	Coway Co Ltd	1,373
22,366		COWELL FASHION Co Ltd	117
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
275,782		Crest Nicholson Holdings plc	$1,230
224,275	*	CROCS, Inc	14,053
388,478		Crompton Greaves Consumer Electricals Ltd	2,027
656,375	g	Crystal International Group Ltd	202
1,178	*	Cuckoo Electronics Co Ltd	108
240,017		Cyrela Brazil Realty S.A.	1,369
39,198	*	Deckers Outdoor Corp	11,241
112,299		De’Longhi S.p.A.	3,537
10,188		Delta-Galil Industries Ltd	258
34,602		Descente Ltd	598
4,741		Dixon Technologies India Ltd	875
896,641		DR Horton, Inc	61,797
37,463	e	Duni AB	490
44,000		Dyaco International, Inc	185
80,869		Eclat Textile Co Ltd	1,218
10,588		Electra Consumer Products 1970 Ltd	367
191,206	e	Electrolux AB (Series B)	4,449
15,875		Escalade, Inc	336
107,257	e	ES-Con Japan Ltd	850
821,994		Essilor International S.A.	128,095
36,790		Ethan Allen Interiors, Inc	744
88,967		Even Construtora e Incorporadora S.A.	207
81,598		Ez Tec Empreendimentos e Participacoes S.A.	678
5,153	*	F&F Co Ltd	401
162,889		Feng TAY Enterprise Co Ltd	1,159
19,746	*	Fila Korea Ltd	796
1,093		Forbo Holding AG.	1,882
560,000		Formosa Taffeta Co Ltd	620
75,570		Forus S.A.	129
67,071	*,e	Fossil Group, Inc	582
50,750		Foster Electric Co Ltd	627
25,908		France Bed Holdings Co Ltd	226
339,999	*,†,e	Fuguiniao Co Ltd	0	^
10,500		Fujibo Holdings Inc	392
60,621		Fujitsu General Ltd	1,644
84,032		Fulgent Sun International Holding Co Ltd	336
64,568		Fusheng Precision Co Ltd	399
58,015		Games Workshop Group plc	8,883
131,870	e	Garmin Ltd	15,780
7,408		Garware Technical Fibres Ltd	230
273,856		Giant Manufacturing Co Ltd	2,683
67,536	*,e	G-III Apparel Group Ltd	1,603
183,590		Gildan Activewear, Inc	5,133
2,909,349	*,g	Glenveagh Properties plc	3,067
2,700,000	*,e,g	Glenveagh Properties plc (London)	2,821
20,447		Goldwin, Inc	1,351
106,911	*,e	GoPro, Inc	885
2,086,187		Gree Electric Appliances, Inc of Zhuhai	19,774
136,036	*	Green Brick Partners, Inc	3,123
231,131		Grendene S.A.	374
143,700	*	GRUPO DE MODA SOMA S.A.	368
29,601		Guangdong Xinbao Electrical Appliances Holdings Co Ltd	191
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
72,810		Guararapes Confeccoes S.A.	$209
16,318		Gunze Ltd	532
1,853,001	*,e	Haier Smart Home Co Ltd	6,717
14,906		Hamilton Beach Brands Holding Co	261
10,008	*	Handsome Co Ltd	279
163,310		Hanesbrands, Inc	2,381
403,086		Hangzhou Robam Appliances Co Ltd	2,515
15,004		Hansae Co Ltd	242
8,400	*	Hanssem Co Ltd	809
184,451		Hasbro, Inc	17,254
301,772		Haseko Corp	3,464
51,489		Heiwa Corp	710
26,251	*	Helen of Troy Ltd	5,833
24,654	*,†	Hellenic Duty Free Shops S.A.	0	^
18,630		Hermes International	20,032
5,461	*	Hitachi Home & Life Solutions India Ltd	199
39,955	*	HLB, Inc	3,407
17,746		Hooker Furniture Corp	572
466,000	*,†	HOSA International Ltd	1
28,091	*	HS Industries Co Ltd	185
61,319		Hugo Boss AG.	2,038
710,138		Husqvarna AB (B Shares)	9,216
15,347	*	Hwaseung Enterprise Co Ltd	201
2,124	*	Hyosung TNC Co Ltd	413
81,118		IG Design Group plc	717
253,721		Iida Group Holdings Co Ltd	5,130
47,349	*	Installed Building Products, Inc	4,826
27,651	*,e	iRobot Corp	2,220
49,310		Japan Wool Textile Co Ltd	477
29,219		Jason Furniture Hangzhou Co Ltd	315
56,897		JM AB	2,006
134,994		JNBY Design Ltd	157
76,000		Johnson Health Tech Co Ltd	251
27,807		Johnson Outdoors, Inc	3,132
44,357		Joyoung Co Ltd	218
19,107		Kaufman & Broad S.A.	859
123,250		KB Home	4,131
874,244		Kinpo Electronics	379
472,956		KMC Kuei Meng International In	2,916
403,200		Konka Group Co Ltd	129
83,233		Kontoor Brands, Inc	3,376
13,258		KPR Mill Ltd	159
14,500		Kurabo Industries Ltd	255
14,085	*,e	Lakeland Industries, Inc	384
71,430		La-Z-Boy, Inc	2,846
483,776	*	Lealea Enterprise Co Ltd	228
72,700		LEC, Inc	915
8,305	*	Legacy Housing Corp	125
200,205		Leggett & Platt, Inc	8,869
395,804		Lennar Corp (Class A)	30,172
21,177		Lennar Corp (Class B)	1,296
153,703		Levi Strauss & Co	3,086
43,674	*	LG Electronics, Inc	5,438
15,915	*	LG Fashion Corp	216
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,209	*	LGI Homes, Inc	$1,822
1,790,121		Li Ning Co Ltd	12,318
19,235		Lifetime Brands, Inc	292
16,053	*	Lock & Lock Co Ltd	150
8,834	*,e	Lovesac Co	381
565	*	LPP S.A.	1,258
234,730	*	Lululemon Athletica, Inc	81,693
152,978		Luthai Textile Co Ltd	77
295,183		LVMH Moet Hennessy Louis Vuitton S.A.	184,785
42,165	*	M/I Homes, Inc	1,867
159,271		Makalot Industrial Co Ltd	1,088
65,824	*	Malibu Boats, Inc	4,110
2,272,984		Man Wah Holdings Ltd	4,931
6,442	*,†	Mariella Burani S.p.A.	0
6,455		Marine Products Corp	94
14,226		Mars Engineering Corp	214
15,303	*	MasterCraft Boat Holdings, Inc	380
1,822,876	*	Mattel, Inc	31,809
32,489	*,g	Mavi Giyim Sanayi Ve Ticaret AS.	228
141,371		Maytronics Ltd	2,129
514,841	g	McCarthy & Stone plc	843
78,501		MDC Holdings, Inc	3,815
363,000		Merida Industry Co Ltd	3,050
55,004	*	Meritage Homes Corp	4,555
264,429		MIPS AB	16,580
19,400		Mizuno Corp	378
87,997	*	Mohawk Industries, Inc	12,403
778,193	e	Moncler S.p.A	47,844
27,053	*	Movado Group, Inc	450
252,014		MRV Engenharia e Participacoes S.A.	923
22,781	*	Nacon S.A.	221
49,630		Namco Bandai Holdings, Inc	4,298
36,000		Nan Liu Enterprise Co Ltd	239
217,233	*,e	Nautilus, Inc	3,941
30,767		NavInfo Co Ltd	67
50,833	*,g	Neinor Homes S.A.	675
2,351,192		Newell Brands Inc	49,916
72,448		Nien Made Enterprise Co Ltd	842
2,775,233		Nike, Inc (Class B)	392,612
603,500		Nikon Corp	3,813
113,286		Nobia AB	908
20,355	*	NVR, Inc	83,046
114,731		Onward Kashiyama Co Ltd	230
10,632		Oppein Home Group, Inc	219
86,384		Orient Electric Ltd	266
26,388		Oxford Industries, Inc	1,729
1,060,778		Pacific Textile Holdings Ltd	697
2,585		Page Industries Ltd	978
97,456		Paiho Shih Holdings Corp	103
1,790,113		Panasonic Corp	20,868
8,256		Pandora AS	924
402,000	*,†	Peace Mark Holdings Ltd	0
467,983	*	Peloton Interactive, Inc	71,002
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
147,928		Persimmon plc	$5,583
243,200	*	Peter England Fashions and Retail Ltd	552
20,656	*	PIK Group (GDR)	167
88,855		Polaris Inc	8,466
1,035,006		Pou Chen Corp	1,158
9,980,309	e	Prada S.p.A	65,949
137,723	e	Pressance Corp	2,373
494,844		Pulte Homes, Inc	21,338
206,552		Puma AG. Rudolf Dassler Sport	23,243
52,142	*	Purple Innovation, Inc	1,718
55,872		PVH Corp	5,246
330,000	e	Q Technology Group Co Ltd	560
184,507		Qingdao Haier Co Ltd	826
282,000		Quang Viet Enterprise Co Ltd	1,086
86,803		Rajesh Exports Ltd	583
13,231		Ralph Lauren Corp	1,373
301,669		Redrow plc	2,353
40,784		Relaxo Footwears Ltd	453
52,170		Rinnai Corp	6,064
11,778		Rocky Brands, Inc	331
363,000	*	Roo Hsing Co Ltd	144
248,000		Ruentex Industries Ltd	616
56,919	e	Salvatore Ferragamo Italia S.p.A	1,105
1,604,100	*,e,g	Samsonite International	2,849
52,124		Sangetsu Co Ltd	784
46,600		Sankyo Co Ltd	1,261
15,612	*	Sanlorenzo S.p.A	319
19,447		SEB S.A.	3,536
149,082		Sega Sammy Holdings, Inc	2,353
27,900		Seiko Holdings Corp	357
38,193	e	Seiren Co Ltd	578
163,267		Sekisui Chemical Co Ltd	3,096
357,025		Sekisui House Ltd	7,273
119,094	*,e	Sharp Corp	1,810
187,145	*	Shenzhen MTC Co Ltd	178
873,238		Shenzhou International Group Holdings Ltd	17,114
56,253		Shimano, Inc	13,168
8,114		Sioen Industries NV	218
34,231	*	Skechers U.S.A., Inc (Class A)	1,230
167,125	*	Skyline Champion Corp	5,171
1,167,900	*	Skyworth Digital Holdings Ltd	326
90,865	e	Smith & Wesson Brands, Inc	1,613
482,510	*	Sonos, Inc	11,286
2,816,674		Sony Corp	283,831
616,061	*,g	Spin Master Corp	14,040
3,398,714	*,e	Steinhoff International Holdings NV	241
493,500		Stella International Holdings Ltd	573
243,297		Steven Madden Ltd	8,593
19,070		Sturm Ruger & Co, Inc	1,241
393,097		Sumitomo Forestry Co Ltd	8,224
5,833		Suofeiya Home Collection Co Ltd	23
17,299		Superior Uniform Group, Inc	402
9,845		Swatch Group AG.	2,676
1,593		Swatch Group AG. (Registered)	84
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,195		Symphony Ltd	$172
804,602		Tainan Spinning Co Ltd	430
597,600		Taiwan Paiho Ltd	1,577
14,700		Tama Home Co Ltd	210
56,500		Tamron Co Ltd	1,001
164,024		Tapestry, Inc	5,098
343,804	*	Taylor Morrison Home Corp	8,819
3,118,727		Taylor Wimpey plc	7,054
417,845		TCL Corp	453
1,807,973		TCL Multimedia Technology Holdings Ltd	1,357
268,396	*,e,g	Technogym S.p.A	3,038
908,977	*	Tempur Sealy International, Inc	24,542
294,500		Texhong Textile Group Ltd	253
133,385	g	Thule Group AB	4,991
295,737		Titan Industries Ltd	6,353
11,155	e	Tod’s S.p.A.	390
6,490		Token Corp	515
173,128		Toll Brothers, Inc	7,526
70,046	*	TomTom NV	723
97,301		Tomy Co Ltd	859
53,589	*	TopBuild Corp	9,865
49,000		Topkey Corp	273
352,156	*	TRI Pointe Homes, Inc	6,075
70,253		Trisul S.A.	167
2,638		TTK Prestige Ltd	223
77,846	*	Tupperware Brands Corp	2,521
122,367	*,e	Turtle Beach Corp	2,637
51,933	*	Under Armour, Inc (Class A)	892
2,045,613	*,e	Under Armour, Inc (Class C)	30,439
26,483	*	Unifi, Inc	470
30,289	*	Universal Electronics, Inc	1,589
27,143	*	Universal Entertainment Corp	627
7,551		Vaibhav Global Ltd	253
4,921		VAN DE Velde	138
17,076	*	Vardhman Textiles Ltd	254
29,716	*	Vera Bradley, Inc	237
60,579	*	Vestel Elektronik Sanayi	172
388,380		VF Corp	33,172
81,207	*,e	Victoria plc	727
41,288		VIP Industries Ltd	207
143,028	*	Vista Outdoor, Inc	3,398
71,196		Vivara Participacoes S.A.	403
34,843	*	VOXX International Corp (Class A)	445
914	*	V-ZUG Holding AG.	91
39,013		Wacoal Holdings Corp	786
323,000		Weiqiao Textile Co	71
249,275		Welspun India Ltd	232
852,814	e	Whirlpool Corp	153,924
6,798		Winix, Inc	149
130,154		Wolverine World Wide, Inc	4,067
13,851		Xiamen Intretech, Inc	136
939,883		XTEP International Holdings	470
120,596		Yamaha Corp	7,106
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
388,758	*	YETI Holdings, Inc	$26,618
14,400		Yondoshi Holdings, Inc	279
58,100	e	Yonex Co Ltd	338
16,589	*	Youngone Corp	485
4,616	*	Youngone Holdings Co Ltd	161
816,500		Yue Yuen Industrial Holdings	1,701
36,412		Zhejiang Semir Garment Co Ltd	56
14,113		Zhejiang Supor Co Ltd	169
6,772	*	Zinus, Inc	643
36,700	e	Zojirushi Corp	657
		TOTAL CONSUMER DURABLES & APPAREL	2,796,902

CONSUMER SERVICES - 2.3%
832,636		888 Holdings plc	3,251
81,456	e,g	AcadeMedia AB	843
39,388	*	Accel Entertainment, Inc	398
350,570		Accor S.A.	12,719
187,299	*	Adtalem Global Education, Inc	6,359
8,072		Aeon Fantasy Co Ltd	191
596,944	*,e	Afya Ltd	15,103
75,935	*,e	Airbnb, Inc	11,147
2,033,638	*,e	Alsea SAB de C.V.	2,646
40,014	*	American Public Education, Inc	1,220
63,308	*	AmRest Holdings SE	470
409,945		ARAMARK Holdings Corp	15,775
17,060	e	ARCLAND SERVICE Co Ltd	358
194,181	*,e	Arco Platform Ltd	6,891
8,846,639	a,e	Arcos Dorados Holdings, Inc	44,499
498,050		Aristocrat Leisure Ltd	11,959
16,838	*,e	Aspen Group, Inc	187
7,447,668		Asset World Corp PCL	1,133
87,500	e	Atom Corp	738
135,717	*,e	Autogrill S.p.A.	912
95,498	*	Bally’s Corp	4,797
43,158	*,g	Basic-Fit NV	1,582
119,576		Benesse Holdings, Inc	2,336
615,861		Berjaya Sports Toto BHD	336
5,458		bet-at-home.com AG.	214
254,206		Betsson AB	2,269
25,110	*	Better Collective A.S.	462
81	*	Biglari Holdings, Inc (A Shares)	47
7,878	*	Biglari Holdings, Inc (B Shares)	876
34,480		BJ’s Restaurants, Inc	1,327
182,990		BK Brasil Operacao e Assessoria a Restaurantes S.A.	384
3,068,500		Bloomberry Resorts Corp	518
139,460		Bloomin’ Brands, Inc	2,708
9,180	e	Bluegreen Vacations Corp	73
49,637	*	Bluegreen Vacations Holding Corp	672
214,625	*,e	Boyd Gaming Corp	9,212
98,911	*	Bright Horizons Family Solutions	17,111
17,327		Bright Scholar Education Holdings Ltd (ADR)	100
53,030		Brinker International, Inc	3,000
10,300	e	BRONCO BILLY Co Ltd	229
530,598	*,e	Caesars Entertainment, Inc	39,407
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
316,000		Cafe de Coral Holdings Ltd	$682
240,376		Cairo Investment & Real Estate Development Co SAE	224
1,975,065		Carnival Corp	42,780
165,632		Carnival plc	3,150
77,812		Carriage Services, Inc	2,437
56,718	*	Carrols Restaurant Group, Inc	356
406,268		Central Plaza Hotel PCL	321
58,907	*	Century Casinos, Inc	376
68,152	e	Cheesecake Factory	2,526
208,789	*	Chegg, Inc	18,860
389,000	*,e	China Animation Characters Co Ltd	121
313,271		China Beststudy Education Group	121
256,860	g	China East Education Holdings Ltd	618
345,303		China Education Group Holdings Ltd	666
530,000		China Kepei Education Group Ltd	369
1,116,000	e	China Maple Leaf Educational Systems Ltd	294
597,000	g	China New Higher Education Group Ltd	372
6,600	*,e	China Online Education Group (ADR)	179
1,812,000	*	China Travel International Inv HK	248
428,000	g	China Xinhua Education Group Ltd	143
1,118,656	g	China Yuhua Education Corp Ltd	976
103,265	*	Chipotle Mexican Grill, Inc (Class A)	143,199
51,670		Choice Hotels International, Inc	5,515
104,616		Churchill Downs, Inc	20,378
34,741	*	Chuy’s Holdings, Inc	920
11,606		Cie des Alpes	269
1,473,700	*	Cogna Educacao	1,317
22,071		Collectors Universe	1,664
99,526		Collins Foods Ltd	741
65,000	e	Colowide Co Ltd	1,030
1,710,658		Compass Group plc	31,906
116,318	e	Corporate Travel Management Ltd	1,581
36,886		Cracker Barrel Old Country Store, Inc	4,866
88,600	e	Create Restaurants Holdings, Inc	533
322,927		Crown Resorts Ltd	2,403
46,800		Curves Holdings Co Ltd	350
131,966	*	CVC Brasil Operadora e Agencia de Viagens S.A.	523
195,429		Dadi Early-Childhood Education Group Ltd	1,205
223,546		Dalata Hotel Group plc	1,034
609,575		Darden Restaurants, Inc	72,613
57,277	e	Dave & Buster’s Entertainment, Inc	1,719
119,109	*	Del Taco Restaurants, Inc	1,079
58,743	*	Denny’s Corp	862
22,913		Dine Brands Global Inc.	1,329
64,586		Domino’s Pizza Enterprises Ltd	4,324
441,848		Domino’s Pizza Group plc	1,904
16,162		Domino’s Pizza, Inc	6,197
6,751	*	DoubleUGames Co Ltd	375
32,318		Doutor Nichires Holdings Co Ltd	465
34,768		Dur Hospitality Co	266
244,000	*	Edvantage Group Holdings Ltd	281
124,356	*	EIH Ltd	153
30,643	*	El Pollo Loco Holdings, Inc	555
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
86,374	e,g	Elior Participations S.C.A	$581
38,195	*	Emerson Pacific, Inc	284
358,303	*	Everi Holdings, Inc	4,948
178,512	e,g	Evolution Gaming Group AB	17,947
261,501		Extended Stay America, Inc	3,873
18,372	*	Fattal Holdings 1998 Ltd	1,988
37,865	*	Fiesta Restaurant Group, Inc	432
146,526	e	Flight Centre Travel Group Ltd	1,798
432,305	*	Flutter Entertainment plc	89,427
42,990		Formosa International Hotels Corp	207
31,239		Franchise Group, Inc	951
170,200	*	frontdoor, Inc	8,546
749,000		Fu Shou Yuan International Group Ltd	704
23,399	e	Fuji Kyuko Co Ltd	1,092
18,000	e	Fujio Food System Co Ltd	219
943,826		G8 Education Ltd	859
83,483	*	GAEC Educacao S.A.	579
8,618,043		Galaxy Entertainment Group Ltd	67,087
17,153	*,e	GAN Ltd	348
936,897		Genting BHD	1,041
2,614,078		Genting Singapore Ltd	1,684
45,416	*	Golden Entertainment, Inc	903
67,739		Gourmet Master Co Ltd	341
5,761		Graham Holdings Co	3,073
69,534	*	Grand Canyon Education, Inc	6,474
23,784	*	Grand Korea Leisure Co Ltd	366
57,431	*	Great Canadian Gaming Corp	1,962
12,228	*,e	GreenTree Hospitality Group Ltd	164
102,385		Greggs plc	2,505
69,097	*,e	GSX Techedu, Inc (ADR)	3,573
504,537		GVC Holdings plc	7,826
433,171		H&R Block, Inc	6,870
1,367,776	e,g	Haidilao International Holding Ltd	10,548
6,916	*	Hana Tour Service, Inc	357
17,906		Herfy Food Services Co	284
26,437	e	Hiday Hidaka Corp	445
267,203	*	Hilton Grand Vacations, Inc	8,377
1,001,842		Hilton Worldwide Holdings, Inc	111,465
36,628		HIS Co Ltd	569
476,500		Hongkong & Shanghai Hotels	425
1,724,000	g	Hope Education Group Co Ltd	481
367,323	*	Houghton Mifflin Harcourt Co	1,223
179,975		Huangshan Tourism Development Co Ltd	134
794,810		Huazhu Group Ltd (ADR)	35,790
52,620		Hyatt Hotels Corp	3,907
15,500		Ichibanya Co Ltd	774
1,548,629		IDP Education Ltd	23,737
565,034		Indian Hotels Co Ltd	931
149,907		InterContinental Hotels Group plc	9,716
554,404		International Game Technology plc	9,392
141,837	e	Invocare Ltd	1,253
69,368		Jack in the Box, Inc	6,437
75,908		Jackpotjoy plc	1,182
19,500		Japan Best Rescue System Co Ltd	170
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
296,987	*,g	Jiumaojiu International Holdings Ltd	$905
178,943		Jollibee Foods Corp	728
69,352		Jubilant Foodworks Ltd	2,654
429,210	e	Jumbo Interactive Ltd	4,659
24,004	*	Kambi Group plc	1,137
48,210	*	Kangwon Land, Inc	1,045
28,170	*,e	Kappa Create Co Ltd	395
15,600	*	Kentucky Fried Chicken Japan Ltd	445
304,366	e	Kindred Group plc (ADR)	2,978
23,600		Kisoji Co Ltd	550
49,600		KOMEDA Holdings Co Ltd	897
216,572	*,e,g	Koolearn Technology Holding Ltd	781
47,616	e	Koshidaka Holdings Co Ltd	205
11,702	e	Kura Corp	711
6,623	*,e	Kura Sushi USA, Inc	129
29,283		Kyoritsu Maintenance Co Ltd	1,092
74,073	g	La Francaise des Jeux SAEM	3,395
2,041,225		Las Vegas Sands Corp	121,657
211,127	*	Laureate Education, Inc	3,074
18,027	*	Leejam Sports Co JSC	371
451,305	g	LeoVegas AB	1,921
19,125	*,e	Lindblad Expeditions Holdings, Inc	327
10,100	*	Litalico, Inc	378
23,987	*	Lotte Tour Development Co Ltd	332
116,000		Lung Yen Life Service Corp	219
551,407		Magnum BHD	313
388,102		Marriott International, Inc (Class A)	51,198
62,054		Marriott Vacations Worldwide Corp	8,515
721,198	*	Marston’s plc	745
9,800		Matsuya Foods Co Ltd	320
2,307,193		McDonald’s Corp	495,077
35,699	e	McDonald’s Holdings Co Japan Ltd	1,730
6,414	*	MegaStudyEdu Co Ltd	231
1,909,619		Melco Crown Entertainment Ltd (ADR)	35,423
4,161,817		Melco International Development	8,105
133,783	*,e	Melia Hotels International S.A.	932
815,600	*	MGM China Holdings Ltd	1,403
685,167		MGM Resorts International	21,590
1,409,700		Minor International PCL (Foreign)	1,210
654,000	g	Minsheng Education Group Co Ltd	95
184,097	*	Mitchells & Butlers plc	607
206,600		MK Restaurants Group PCL	340
13,277	*	Monarch Casino & Resort, Inc	813
5,417		Monogatari Corp	660
21,900		MOS Food Services, Inc	619
21,712	e	MTY Food Group, Inc	988
4,104		Nathan’s Famous, Inc	227
181,234	*	New Oriental Education & Technology Group (ADR)	33,675
65,582	*	Noodles & Co	518
478,173	*,e	Norwegian Cruise Line Holdings Ltd	12,160
71,419		Offcn Education Technology Co Ltd	384
13,800		Ohsho Food Service Corp	775
55,711	*,e	OneSmart International Education Group Ltd (ADR)	212
70,836		OneSpaWorld Holdings Ltd	718
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
90,420		OPAP S.A.	$1,209
186,167		Oriental Land Co Ltd	30,761
144,874		Paddy Power plc	29,458
94,553		Pandox AB	1,659
51,201		Papa John’s International, Inc	4,344
34,489	*	Paradise Co Ltd	487
279,211	e	Park Lawn Corp	6,129
38,470	*,†	Patisserie Holdings plc	0
250,804	*	Penn National Gaming, Inc	21,662
380,394	*	Perdoceo Education Corp	4,804
4,393	e	PIA Corp	119
133,688	*	Planet Fitness, Inc	10,378
245,036	*	PlayAGS, Inc	1,764
325,063		Playtech Ltd	1,786
23,205		Plenus Co Ltd	393
1,030,885	*,e	PointsBet Holdings Ltd	9,478
31,350		Power Wind Health Industry, Inc	177
2,437,800	*	PT Nusantara Properti International Tbk	101
30,000	*	Puxin Ltd (ADR)	175
13,916		RCI Hospitality Holdings, Inc	549
18,378		Recipe Unlimited Corp	242
25,149	*	Red Robin Gourmet Burgers, Inc	484
465,226		Red Rock Resorts, Inc	11,649
36,522	*,e	Regis Corp	336
3,704,681		Resorts World BHD	2,484
88,100		Resorttrust, Inc	1,261
269,888		Restaurant Brands International, Inc (Toronto)	16,502
36,951	*	Restaurant Brands New Zealand Ltd	307
670,680	*,e	Restaurant Group plc	591
22,000		Ringer Hut Co Ltd	481
120,000		Riso Kyoiku Co Ltd	356
70,561		Round One Corp	635
291,387		Royal Caribbean Cruises Ltd	21,764
29,200	*,e	Royal Holdings Co Ltd	521
23,927		Ruth’s Hospitality Group Inc	424
30,300	e	Saizeriya Co Ltd	561
2,171,559		Sands China Ltd	9,484
17,137		Saudi Airlines Catering Co	352
102,644	e,g	Scandic Hotels Group AB	434
122,000	e	Scholar Education Group	205
145,505	*	Scientific Games Corp (Class A)	6,037
117,196		SeaLink Travel Group Ltd	607
168,656	*	SeaWorld Entertainment, Inc	5,328
108,049	*	Seera Group Holding	546
51,209	g	Ser Educacional S.A.	154
250,782		Service Corp International	12,313
10,800		SFP Holdings Co Ltd	133
33,375	*,e	Shake Shack, Inc	2,829
24,839		Shanghai Jinjiang International Hotels Development Co Ltd	196
1,076,000		Shanghai Jinjiang International Hotels Group Co Ltd	165
1,166,000	*	Shangri-La Asia Ltd	1,042
181,872		Shenzhen Overseas Chinese Town Co Ltd	197
182,200	*,e	Silver Life Co Ltd	3,825
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
111,484		Six Flags Entertainment Corp	$3,802
1,450,000		SJM Holdings Ltd	1,626
45,060	*	SkiStar AB	587
753,502		Sky City Entertainment Group Ltd	1,746
210,282	e	Skylark Co Ltd	3,258
76,059		Sodexho Alliance S.A.	6,433
57,714		Songcheng Performance Development Co Ltd	156
558,310		SSP Group plc	2,535
16,500		St Marc Holdings Co Ltd	224
914,308		Star Entertainment Grp Ltd	2,595
1,320,239		Starbucks Corp	141,239
63,364		Strategic Education, Inc	6,040
61,854	*	Stride, Inc	1,313
9,900		Studio Alice Co Ltd	185
4,400	*,e	SuRaLa Net Co Ltd	231
109,493		Sushiro Global Holdings Ltd	4,200
3,245,224		Tabcorp Holdings Ltd	9,770
350,018	*	TAL Education Group (ADR)	25,030
22,561	*,e	Target Hospitality Corp	36
257,741	*	Terminix Global Holdings, Inc	13,147
259,775		Texas Roadhouse, Inc (Class A)	20,304
923,000	e	Tianli Education International Holdings Ltd	972
12,471	*	TKP Corp	341
92,100	e	Tokyo Dome Corp	1,160
17,885		Tokyotokeiba Co Ltd	812
38,359		Toridoll.corp	515
14,584		Tosho Co Ltd	221
423,652	e	TUI AG. (DI)	2,661
25,662	*	Universal Technical Institute, Inc	166
63,294		Vail Resorts, Inc	17,656
170,269	*,e	Vivint Smart Home, Inc	3,533
23,792	e	Watami Co Ltd	201
88,662		Wendy’s	1,943
41,279	*	Westlife Development Ltd	258
86,386	*	Wetherspoon (J.D.) plc	1,318
174,131	*	Whitbread plc	7,376
1,055,353		William Hill plc	3,886
69,023		Wingstop, Inc	9,149
516,000		Wisdom Education International Holdings Co Ltd	252
133,084	*	WW International Inc	3,247
818,077		Wyndham Destinations, Inc	36,699
136,958		Wyndham Hotels & Resorts, Inc	8,141
22,572,790	*	Wynn Macau Ltd	37,978
1,168,583		Wynn Resorts Ltd	131,851
309,000	e,g	Xiabuxiabu Catering Management China Holdings Co Ltd	706
556,761		YDUQS Part	3,539
63,919	e	Yoshinoya D&C Co Ltd	1,182
1,150,039		Yum China Holdings, Inc	65,656
1,645,296		Yum! Brands, Inc	178,613
14,422		Zeal Network SE	811
97,822		Zensho Co Ltd	2,551
		TOTAL CONSUMER SERVICES	2,904,380
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
DIVERSIFIED FINANCIALS - 4.5%
51,411	*	360 Finance, Inc (ADR)	$606
81,424		3i Group plc	1,288
23,586		ABC Arbitrage	209
24,159		Ackermans & Van Haaren	3,629
223,870		Acom Co Ltd	956
369,271	*	Aditya Birla Capital Ltd	430
81,511		Aeon Credit Service M BHD	244
109,400		AEON Financial Service Co Ltd	1,312
60,400		Aeon Thana Sinsap Thailand PCL	409
69,512		Affiliated Managers Group, Inc	7,069
3,014,496		AGNC Investment Corp	47,026
337,200	*	Aiful Corp	811
307,314		AJ Bell plc	1,824
26,719		Aker ASA (A Shares)	1,745
25,783		Alerus Financial Corp	706
652,074		Alexander Forbes Group Holdings Ltd	176
559,877		Ally Financial, Inc	19,965
27,990	*	Alpha FX Group plc	498
61,671		Altshuler Shaham Provident Funds & Pension Ltd	324
1,081,858		Amanat Holdings PJSC	242
10,733	e	A-Mark Precious Metals, Inc	275
1,962,145		American Express Co	237,243
170,602		Ameriprise Financial, Inc	33,153
3,371,167		AMP Ltd	4,051
5,067	g	Amundi S.A.	413
292,455	g	Anima Holding S.p.A	1,390
5,254,598		Annaly Capital Management, Inc	44,401
171,962		Anworth Mortgage Asset Corp	466
213,522		Apollo Commercial Real Estate Finance, Inc	2,385
261,733		Apollo Global Management, Inc	12,820
181,850	e	Arbor Realty Trust, Inc	2,579
50,874		Ares Commercial Real Estate Corp	606
169,392		Ares Management Corp	7,970
68,298	*	Arlington Asset Investment Corp (Class A)	258
106,402		ARMOUR Residential REIT, Inc	1,148
259,616		Artisan Partners Asset Management, Inc	13,069
612,111		Ashmore Group plc	3,615
176,742	*	Assetmark Financial Holdings, Inc	4,277
1,761		Associated Capital Group, Inc	62
4,735	*,e	Atlanticus Holdings Corp	117
88,245	*	Aurelius AG.	1,880
243,144		Australian Stock Exchange Ltd	13,494
284,251		Avanza Bank Holding AB	8,050
123,914		Avic Capital Co Ltd	83
2,215	*,†	Ayala Corp Preferred	0	^
277,966		Azimut Holding S.p.A.	6,041
27,416		B. Riley Financial, Inc	1,212
1,858,338		B3 SA-Brasil Bolsa Balcao	22,249
248,340		Bajaj Finance Ltd	18,031
383,584	g	Banca Farmafactoring S.p.A	2,314
716,261		Banca Generali S.p.A	23,956
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,205		Banca IFIS S.p.A.	$273
159,854		Banca Mediolanum S.p.A	1,389
733,009		Banco BTG Pactual S.A. - Unit	13,248
49,157		Banco Latinoamericano de Exportaciones S.A. (Class E)	778
1,608,952		Bangkok Commercial Asset Management PCL	1,172
4,136,319		Bank of New York Mellon Corp	175,545
3,604,549	*	Berkshire Hathaway, Inc (Class B)	835,787
495,639		BGC Partners, Inc (Class A)	1,983
301,427		BlackRock, Inc	217,492
294,085		Blackstone Group, Inc	19,060
225,806		Blackstone Mortgage Trust, Inc	6,216
258,157	*	Blucora, Inc	4,107
977,012	e	BOCOM International Holdings Co Ltd	130
545,674	e	Bolsa Mexicana de Valores S.A. de C.V.	1,293
1,502,501	*,e	Brait S.A.	382
486,234		Brewin Dolphin Holdings plc	2,024
212,707		Brightsphere Investment Group, Inc	4,101
211,376		Broadmark Realty Capital, Inc	2,156
1,428,856		Brookfield Asset Management, Inc	59,067
275,064		Brookfield Asset Management, Inc (New York)	11,352
245,238		BT Investment Management Ltd	1,235
54,441		Bure Equity AB	1,936
1,699,550	*	Burford Capital Ltd	16,525
2,562,800		Bursa Malaysia BHD	5,302
175,502		Caitong Securities Co Ltd	339
221,113		Canaccord Financial, Inc	1,939
258,735	*	Cannae Holdings, Inc	11,454
643,826		Capital One Financial Corp	63,642
1,200,990		Capital Securities Corp	580
186,485		Capstead Mortgage Corp	1,083
174,686	e	Carlyle Group, Inc	5,492
160,636		CBOE Global Markets, Inc	14,958
68,302		Cembra Money Bank AG.	8,273
465,173		Central Depository Services India Ltd	3,396
24,310	e	Century Leasing System, Inc	1,929
268,513	*	Cerved Information Solutions S.p.A	2,444
1,036,099		Chailease Holding Co Ltd	6,202
583,998		Challenger Financial Services Group Ltd	2,902
287,564		Changjiang Securities Co Ltd	369
3,354,144		Charles Schwab Corp	177,904
33,607		Cherry Hill Mortgage Investment Corp	307
307,914		Chimera Investment Corp	3,156
610,000		China Bills Finance Corp	324
4,396,574		China Cinda Asset Management Co Ltd	834
417,444		China Everbright Ltd	559
1,501,959		China Galaxy Securities Co Ltd	942
196,550		China Galaxy Securities Co Ltd (Class A)	376
79,821		China Great Wall Securities Co Ltd	157
10,819,279	g	China Huarong Asset Management Co Ltd	1,201
577,737	*,g	China International Capital Corp Ltd	1,566
389,726		China Merchants Securities Co Ltd	1,392
137,800	g	China Renaissance Holdings Ltd	282
364,979		Cholamandalam Investment and Finance Co Ltd	1,939
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
482,057		CI Financial Corp	$5,976
957,405		CITIC Securities Co Ltd	2,160
589,875		CITIC Securities Co Ltd (Class A)	2,651
225,698	g	CMC Markets plc	1,207
620,300		CME Group, Inc	112,926
134,443		Coface S.A.	1,348
123,652		Cohen & Steers, Inc	9,187
129,306		Colony Credit Real Estate, Inc	970
185,117		Coronation Fund Managers Ltd	544
19,063		Corp Financiera Alba	905
122,816	*	Corp Financiera Colombiana S.A.	1,167
34,994		Cowen Group, Inc	909
4,725	e	Creades AB	542
15,124	*,e	Credit Acceptance Corp	5,235
64,737		Credit Corp Group Ltd	1,484
151,100		Credit Saison Co Ltd	1,740
7,397,548		Credit Suisse Group	95,509
35,393	*	CreditAccess Grameen Ltd	366
12,065		CRISIL Ltd	317
148,933		CSC Financial Co Ltd	957
15,177		Curo Group Holdings Corp	217
21,751	*	Daishin Securities Co Ltd	261
14,002	*	Daishin Securities Co Ltd PF	131
1,348,613	*	Daiwa Securities Group, Inc	6,143
10,911	*	Daou Data Corp	129
18,629	*	Daou Technology, Inc	376
163,681	*	Deutsche Bank AG. (Registered)	1,800
10,850		Deutsche Beteiligungs AG.	439
90,548		Deutsche Boerse AG.	15,418
5,305		Diamond Hill Investment Group, Inc	792
2,138,000	*,e	Differ Group Holding Co Ltd	207
2,759,245		Discover Financial Services	249,794
44,491	g	doBank S.p.A	525
116,725		Dongxing Securities Co Ltd	238
206,172	*	Donnelley Financial Solutions, Inc	3,499
133,761	*	Draper Esprit plc	1,207
1,729,434		Dubai Financial Market	440
35,162		Dynex Capital, Inc	626
479,176		East Money Information Co Ltd	2,270
165,843		Eaton Vance Corp	11,266
253,267		ECN Capital Corp	1,287
14,440,432	*	Edelweiss Capital Ltd	13,559
9,865	e	EFG Financial Products Holding AG.	387
92,747	e	EFG International	611
31,086		eGuarantee, Inc	678
416,480	*	Egyptian Financial Group-Hermes Holding	388
4,658	*	Electreon Wireless Ltd	389
480,940		Element Financial Corp	5,055
65,988		Ellington Financial Inc	979
21,990	e	Ellington Residential Mortgage REIT	287
49,782	*	Encore Capital Group, Inc	1,939
59,350	*	Enova International, Inc	1,470
301,827	e	EQT AB	7,661
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,445,800		Equitable Holdings, Inc	$62,588
66,821		Eurazeo	4,540
850,674	g	Euronext NV	93,701
210,306		Everbright Securities Co Ltd	596
59,020	e	Evercore Inc	6,471
9,058		EXOR NV	736
82,038	*	Ezcorp, Inc (Class A)	393
37,330		Factset Research Systems, Inc	12,412
778,401	e	Far East Horizon Ltd	802
443,006		Federated Investors, Inc (Class B)	12,798
76,274		Fiera Capital Corp	640
69,700		Financial Products Group Co Ltd	340
23,374	*	FinTech Group AG.	1,813
94,153	e	FinVolution Group (ADR)	251
223,891		First Capital Securities Co Ltd	340
2,706,000		First Pacific Co	870
49,095		FirstCash, Inc	3,439
3,819,649		FirstRand Ltd	13,309
36,958	g	Flow Traders	1,224
78,620	*	Focus Financial Partners, Inc	3,420
452,746	*	Founder Securities Co Ltd	718
390,967		Franklin Resources, Inc	9,770
8,532,363		Fuhwa Financial Holdings Co Ltd	6,251
196,749	*,e,g	Funding Circle Holdings plc	242
36,100	*,e	Futu Holdings Ltd (ADR)	1,652
34,784		Fuyo General Lease Co Ltd	2,304
4,676		GAMCO Investors, Inc (Class A)	83
5,646,517	*,e	Gentera SAB de C.V.	2,761
572,236		GF Securities Co Ltd	809
380,908		GF Securities Co Ltd (Class A)	949
22,054		Gimv NV	1,347
40,301		GMO Financial Holdings, Inc	279
268,505	e	goeasy Ltd	20,387
848,905		Goldman Sachs Group, Inc	223,865
93,893		Granite Point Mortgage Trust, Inc	938
31,656		Great Ajax Corp	331
121,435	*	Green Dot Corp	6,776
12,207		Greenhill & Co, Inc	148
28,011	e	GRENKELEASING AG.	1,328
9,435		Groupe Bruxelles Lambert S.A. (EN Brussels)	951
62,181		Grupo de Inversiones Suramericana S.A.	462
36,734	e	Gruppo MutuiOnline S.p.A	1,564
132,715		Guangzhou Yuexiu Financial Holdings Group Co Ltd	296
92,704	*	Guolian Securities Co Ltd	302
221,349		Guosen Securities Co Ltd	462
3,285,800		Guotai Junan International Hol	441
429,516		Guotai Junan Securities Co Ltd	1,151
233,354		Guoyuan Securities Co Ltd	320
2,062	*,e	GWG Holdings Inc	14
329,781		Haci Omer Sabanci Holding AS	508
2,526,282	e	Haitong International Securities Group Ltd	609
1,255,173		Haitong Securities Co Ltd	1,122
522,212		Haitong Securities Co Ltd (Class A)	1,028
70,148		Hamilton Lane, Inc	5,475
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
116,160	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	$7,368
94,242	*	Hanwha Securities Co	191
130,095		Hargreaves Lansdown plc	2,709
46,941	g	HDFC Asset Management Co Ltd	1,876
53,539		Hitachi Capital Corp	1,295
30,386		Hithink RoyalFlush Information Network Co Ltd	577
2,344,841		Hong Kong Exchanges and Clearing Ltd	128,619
138,000		Hotai Finance Co Ltd	397
40,239		Houlihan Lokey, Inc	2,705
209,725		Huaan Securities Co Ltd	257
645,940	g	Huatai Securities Co Ltd	1,017
452,540		Huatai Securities Co Ltd (Class A)	1,247
118,151		Huaxi Securities Co Ltd	226
56,618		HUB24 Ltd	934
32,681	*	Hypoport AG.	20,768
28,400		IBJ Leasing Co Ltd	856
48,054	g	ICICI Securities Ltd	305
1,728,924		IG Group Holdings plc	20,310
236,506	e	IGM Financial, Inc	6,412
26,184		IIFL Wealth Management Ltd	363
175,209		Indiabulls Securities Ltd	772
26,517	g	Indian Energy Exchange Ltd	83
340,880		Industrial Securities Co Ltd	453
92,381		Industrivarden AB	3,078
13,343		Industrivarden AB	431
883,047	*	Infrastructure Development Finance Co Ltd	448
304,783		IntegraFin Holdings plc	2,312
101,910		Interactive Brokers Group, Inc (Class A)	6,208
874,183		Intercontinental Exchange Group, Inc	100,785
303,525		Intermediate Capital Group plc	7,142
30,186		Inversiones La Construccion S.A.	200
569,611		Invesco Ltd	9,928
308,640	e	Invesco Mortgage Capital, Inc	1,043
239,021		Investec Ltd	596
743,170		Investec plc	1,910
31,873		Investment AB Oresund	482
38,040		Investor AB (B Shares)	2,769
626,286		IOOF Holdings Ltd	1,698
1,835,712	*	IP Group plc	2,493
105,826		Is Yatirim Menkul Degerler AS	251
1,647,629		iShares Core MSCI Emerging Markets ETF	102,219
9,390		iShares Core S&P 500 ETF	3,525
21,300	e	iShares MSCI ACWI ex US ETF	1,130
699,267	e	iShares MSCI Canada Index Fund	21,565
43,681		iShares MSCI EAFE Index Fund	3,187
12,800	e	iShares MSCI EAFE Small-Cap ETF	875
21,677	e	iShares MSCI Emerging Markets	1,120
5,000	e	iShares MSCI Emerging Markets Small-Cap ETF	264
408,734		iShares MSCI Saudi Arabia ETF	12,716
100	e	iShares Russell 2000 Index Fund	20
120,000	e	iShares Russell Midcap Growth Index Fund	12,318
211,835		Isracard Ltd	717
23,625		Jaccs Co Ltd	419
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
50,518	*	Jafco Co Ltd	$2,524
185,906	e	Japan Investment Adviser Co Ltd	2,408
66,800		Japan Securities Finance Co Ltd	349
393,284		Jefferies Financial Group, Inc	9,675
1,232,581		Jih Sun Financial Holdings Co Ltd	553
321,009		JM Financial Ltd	371
72,534		JSE Ltd	551
22,100		Julius Baer Group Ltd	1,273
110,356	*,e	Julius Baer Holding AG.	272
458,960		Jupiter Investment Management Group Ltd	1,772
68,547	*	KBC Ancora	2,918
20,200		Kinnevik AB	1,015
9,800	*	KIWOOM Securities Co Ltd	1,145
771,205		KKR & Co, Inc	31,226
44,713		KKR Real Estate Finance Trust, Inc	801
37,170	*	Korea Investment Holdings Co Ltd	2,709
14,325		KRUK S.A.	543
920,153		Krungthai Card PCL	1,822
358,965	*	Kumho Investment Bank	178
563,903		L&T Finance Holdings Ltd	724
167,302		Ladder Capital Corp	1,636
351,330		Lazard Ltd (Class A)	14,861
459,004	*	LendingClub Corp	4,847
18,422	*,e	LendingTree, Inc	5,044
79,200	*,e	LexinFintech Holdings Ltd (ADR)	531
65,411		Liontrust Asset Management plc	1,164
845,551		London Stock Exchange Group plc	104,372
186,071		LPL Financial Holdings, Inc	19,392
157,945	*	Lufax Holding Ltd	2,243
6,353		Lundbergs AB (B Shares)	341
13,400	*	M&A Capital Partners Co Ltd	768
2,898,481		M&G plc	7,823
337,496		Macquarie Group Ltd	36,024
126,283		Magellan Financial Group Ltd	5,230
585,905	*	Mahindra & Mahindra Financial Services Ltd	1,404
14,196,112		Man Group plc	26,805
388,271		Manappuram General Finance & Leasing Ltd	881
61,832		MarketAxess Holdings, Inc	35,279
6,220		Marlin Business Services Corp	76
60,600	e	Marusan Securities Co Ltd	272
12,626	*,g	MAS Financial Services Ltd	160
112,500		Matsui Securities Co Ltd	884
29,513	*	Meritz finance Holdings Co Ltd	267
199,944	*	Meritz Securities Co Ltd	676
12,738,680		Metro Pacific Investments Corp	1,137
709,961		MFA Financial Inc	2,762
248,181	*	Mirae Asset Daewoo Co Ltd	2,161
226,070		Mitsubishi UFJ Lease & Finance Co Ltd	1,086
65,089		MLP AG.	427
42,022		Moelis & Co	1,965
118,518		Moelis Australia Ltd	436
179,452		Monex Beans Holdings, Inc	672
272,271		Moody’s Corp	79,024
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,704,061		Morgan Stanley	$459,429
52,045		Morningstar, Inc	12,052
29,969		Motilal Oswal Financial Services Ltd	247
145,212		MSCI, Inc (Class A)	64,842
608,282		Muangthai Capital PCL	1,195
109,247		Multi Commodity Exchange of India Ltd	2,589
104,203		Muthoot Finance Ltd	1,727
172,139		Nanjing Securities Co Ltd	323
164,983		Nasdaq Inc	21,900
582,397		Natixis	1,996
460,436	e	Navient Corp	4,521
9,700		NEC Capital Solutions Ltd	178
27,681		Nelnet, Inc (Class A)	1,972
155,503		Netwealth Group Ltd	1,918
619,894		New Residential Investment Corp	6,162
582,019		New York Mortgage Trust, Inc	2,148
56,823	*,†	NewStar Financial, Inc	14
15,620	*	NICE Holdings Co Ltd	280
129,392		Ninety One Ltd	389
610,784		Ninety One plc	1,935
90,996	g	Nippon Life India Asset Management Ltd	371
13,643	*	Noah Holdings Ltd (ADR)	652
3,935,456	*	Nomura Holdings, Inc	20,807
1,183,948	*	Nordnet AB publ	18,577
69,100		Northeast Securities Co Ltd	104
36,122		Northern Trust Corp	3,364
72,423		Numis Corp plc	335
195,985		Oceanwide Holdings Co Ltd	98
164,393		Okasan Holdings, Inc	598
1,632,471		Omni Bridgeway Ltd	5,384
817,417		OneMain Holdings, Inc	39,367
155,936		Onex Corp	8,950
34,251	*	Oportun Financial Corp	663
15,950		Oppenheimer Holdings, Inc	501
106,030	e	Orchid Island Capital, Inc	553
582,700		Orient Corp	656
288,637		Orient Securities Co Ltd	513
1,857,840		ORIX Corp	28,581
591,750		Osaka Securities Exchange Co Ltd	15,120
71,574		P2P Global Investments plc	850
475,942	*	Pacific Securities Co Ltd	297
1,561		Partners Group	1,834
157,225		PennyMac Mortgage Investment Trust	2,766
59,811		Perpetual Trustees Australia Ltd	1,604
305,377		Pinnacle Investment Management Group Ltd	1,664
27,416		Piper Jaffray Cos	2,766
2,412,166		Piramal Healthcare Ltd	47,177
30,519		PJT Partners, Inc	2,297
315,656		Platinum Asset Mangement Ltd	993
98,176		Plus500 Ltd	1,945
72,693	*	PRA Group, Inc	2,883
572,683		President Securities Corp	375
200,845		PROG Holdings, Inc	10,820
260,299		Provident Financial plc	1,091
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,523,744	*	PT Pacific Strategic Financial Tbk	$254
58,134		Pzena Investment Management, Inc (Class A)	424
127,880	*,e	Qudian, Inc (ADR)	176
1,965,540	g	Quilter plc	4,116
1,625,527		Ratchthani Leasing PCL	225
61,711		Rathbone Brothers	1,299
211,782		Ratos AB (B Shares)	987
176,980		Raymond James Financial, Inc	16,932
63,847		Ready Capital Corp	795
371,613		Redwood Trust, Inc	3,263
23,082		Regional Management Corp	689
60,126		Reinet Investments S.C.A	1,128
229,511		Remgro Ltd	1,508
131,413	g	Resurs Holding AB	716
239,000	*	Ribbit LEAP Ltd	3,578
15,861		Ricoh Leasing Co Ltd	473
647,542		Rural Electrification Corp Ltd	1,188
513,359		S&P Global, Inc	168,757
35,052	*	Safeguard Scientifics, Inc	224
10,710	*	Samsung Card Co	321
55,234	*	Samsung Securities Co Ltd	2,061
145,250		Sanne Group plc	1,224
108,202		Santander Consumer USA Holdings, Inc	2,383
562,647	*	SBI Holdings, Inc	13,385
10,385		Schroders plc	474
49,389		Sculptor Capital Management, Inc	751
159,463		SDIC Capital Co Ltd	337
304,461		Sealand Securities Co Ltd	273
166,529		SEI Investments Co	9,570
250,900	*	Shanghai Dajiang Group	69
199,779		Shanxi Securities Co Ltd	273
288,000	e	Sheng Ye Capital Ltd	225
1,351,344		Shenwan Hongyuan Group Co Ltd	1,091
2,409		Shinyoung Securities Co Ltd	117
307,063		Shriram Transport Finance Co Ltd	4,403
890,441	*	SHUAA Capital PSC	166
9,117	*,e	Siebert Financial Corp	38
8,931		Silvercrest Asset Management Group, Inc	124
1,393,401		Singapore Exchange Ltd	9,787
157,182		Sinolink Securities Co Ltd	391
27,555,077	e	Skyway Securities Group Ltd	476
573,888		SLM Corp	7,110
768,475	*,†,e	SNS Reaal	9
5,647		Societe Fonciere Financiere et de Participations FFP	650
13,449		Sofina S.A.	4,549
214,447		SooChow Securities Co Ltd	324
247,865		Southwest Securities Co Ltd	204
12,487	*	Spandana Sphoorty Financial Ltd	128
94,358		Sparx Group Co Ltd	233
8,000		SPDR Trust Series 1	2,991
23,762	e	Sprott, Inc	690
910,327		Srisawad Corp PCL	1,994
448,559		St. James’s Place plc	6,941
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,114,105		Standard Life Aberdeen plc	$8,103
854,496		Starwood Property Trust, Inc	16,492
451,457		State Street Corp	32,857
21,317	*,e	StepStone Group, Inc	848
161,244		Stifel Financial Corp	8,136
65,784	*	StoneX Group, Inc	3,809
9,724		Strike Co Ltd	484
589,735		Sun Hung Kai & Co Ltd	249
45,661		Sundaram Finance Ltd	1,128
22,218		Svolder AB	529
8,811		Swissquote Group Holding S.A.	856
3,114	*	SWK Holdings Corp	45
830,306		Synchrony Financial	28,820
339,011		T Rowe Price Group, Inc	51,323
116,503		Taiwan Acceptance Corp	417
118,479		Tamburi Investment Partners S.p.A.	993
10,236		Tata Investment Corp Ltd	140
1,248,631		Tel Aviv Stock Exchange Ltd	6,371
70,312		TI Financial Holdings Ltd	516
295,737		Tianfeng Securities Co Ltd	276
59,104		TMX Group Ltd	5,903
220,380		Tokai Tokyo Securities Co Ltd	652
71,459	*	Tong Yang Investment Bank	202
86,689		TPG RE Finance Trust, Inc	921
135,012		Tradeweb Markets, Inc	8,431
430,743	*	Transaction Capital Ltd	733
578,409		Tullett Prebon plc	1,884
4,907,055	*	Turkiye Sinai Kalkinma Bankasi AS	1,180
418,801		Two Harbors Investment Corp	2,668
3,999,187		UBS Group AG	56,308
27,259		Ujjivan Financial Services Ltd	103
151,634	*	Uranium Participation Corp	585
18,600	*	Uzabase, Inc	646
247		Value Line, Inc	8
1,256,011		Value Partners Group Ltd	662
25,000	e	Vanguard FTSE Developed Markets ETF	1,180
196,102		Virtu Financial, Inc	4,936
22,671		Virtus Investment Partners, Inc	4,920
186,404		Vontobel Holding AG.	14,819
1,304,951		Voya Financial, Inc	76,744
21,532		VZ Holding AG.	1,974
100,903	e	Waddell & Reed Financial, Inc (Class A)	2,570
44,192		Warsaw Stock Exchange	542
1,738,490		Waterland Financial Holdings	795
22,967		Wendel	2,741
107,130	e	Western Asset Mortgage Capital Corp	349
176,603		Western Securities Co Ltd	274
23,330		Westwood Holdings Group, Inc	338
236,028		WisdomTree Investments, Inc	1,263
91,361	*	Woori Investment & Securities Co Ltd	952
7,050	*,e	World Acceptance Corp	721
794,592		Zeder Investments Ltd	142
121,565		Zenkoku Hosho Co Ltd	5,569
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
217,391		Zheshang Securities Co Ltd	$508
1,589,616	*,e	Zip Co Ltd	6,539
		TOTAL DIVERSIFIED FINANCIALS	5,735,554

ENERGY - 2.4%
2,045	e	Adams Resources & Energy, Inc	49
14,000,461		Adaro Energy Tbk	1,427
208,822	*,e	Advantage Oil & Gas Ltd	281
104,350		Aegis Logistics Ltd	361
691,511		Aker BP ASA	17,450
25,616		Aldrees Petroleum and Transport Services Co	443
215,453		Ampol Ltd	4,725
418,980		Antero Midstream Corp	3,230
552,856	*,e	Antero Resources Corp	3,013
170,853		Apache Corp	2,424
389,275		ARC Resources Ltd	1,835
23,583	*	Arch Resources, Inc	1,032
209,544		Archrock, Inc	1,815
82,122		Ardmore Shipping Corp	269
35,245	*,e	Aspen Aerogels, Inc	588
1,663,230		Baker Hughes Co	34,678
899,700		Bangchak Corp PCL	601
3,221,100		Banpu PCL (Foreign)	1,183
1,777,601		Beach Petroleum Ltd	2,480
121,272		Berry Petroleum Co LLC	446
2,405,627		Bharat Petroleum Corp Ltd	12,563
291,886	e	Birchcliff Energy Ltd	406
32,789	*	Bonanza Creek Energy, Inc	634
17,238,603		BP plc	59,486
407,951		BP plc (ADR)	8,371
191,666		Brigham Minerals, Inc	2,106
4,650,000	*,†,e	Brightoil Petroleum Holdings Ltd	675
10,214	*	Bristow Group, Inc	269
350,613	g	BW LPG Ltd	2,418
160,007	e	BW Offshore Ltd	705
1,419,506		Cabot Oil & Gas Corp	23,110
254,769		Cactus, Inc	6,642
957,270	*	Cairn Energy plc	2,745
382,773		Cameco Corp (Toronto)	5,127
158,931		Canacol Energy Ltd	468
1,383,870		Canadian Natural Resources Ltd (Canada)	33,257
1,026,807		Cenovus Energy, Inc (Toronto)	6,252
680,773	*	CGG S.A.	667
613,693	*	ChampionX Corp	9,389
507,377	*	Cheniere Energy, Inc	30,458
4,623,792		Chevron Corp	390,479
300,803		China Aviation Oil Singapore Corp Ltd	241
425,278		China Merchants Energy Shipping Co Ltd	368
1,919,122		China Oilfield Services Ltd	1,627
361,376		China Shenhua Energy Co Ltd	996
3,189,955		China Shenhua Energy Co Ltd (Hong Kong)	6,013
2,887,000		China Suntien Green Energy Cor	886
91,559		Cimarex Energy Co	3,434
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
498,537	*	Clean Energy Fuels Corp	$3,918
16,085,319		CNOOC Ltd	14,757
430,586	*	CNX Resources Corp	4,650
554,613		Coal India Ltd	1,031
118	*,†,b	Cobalt International Energy, Inc	0	^
88,001		Computer Modelling Group Ltd	337
34,070	*,e	Comstock Resources Inc	149
518,074		Concho Resources, Inc	30,230
2,008,424		ConocoPhillips	80,317
59,955	*,e	CONSOL Energy, Inc	432
135,124	*,e	Contango Oil & Gas Co	309
28,839	e	Continental Resources, Inc	470
1,741,077	*,e	Cooper Energy Ltd	524
127,813		Cosan SA Industria e Comercio	1,867
236,793		COSCO SHIPPING Energy Transportation Co Ltd	242
53,658		Cosmo Energy Holdings Co Ltd	956
1,567,053	e	Crescent Point Energy Corp	3,656
56,669		CropEnergies AG.	824
46,072		CVR Energy, Inc	686
2,833,704		Dana Gas PJSC	552
6,848	*	Delek Group Ltd	214
139,103		Delek US Holdings, Inc	2,235
4,463,624		Devon Energy Corp	70,570
179,388		DHT Holdings, Inc	938
3,743,712		Dialog Group BHD	3,215
49,272	*	Diamond S Shipping Inc	328
214,862		Diamondback Energy, Inc	10,399
1,440,305		Diversified Gas & Oil plc	2,218
17,008		DMC Global, Inc	736
610,659	e	DNO International ASA	488
56,616	*,e	Dorian LPG Ltd	690
20,224	*,e	Drilling Co of 1972	633
54,398	*	Dril-Quip, Inc	1,611
26,826	*,e	Earthstone Energy, Inc	143
5,281,313		Ecopetrol S.A.	3,487
338,546		Empresas COPEC S.A.	3,429
74,353		Enauta Participacoes S.A.	169
2,080,850		Enbridge, Inc (Toronto)	66,550
425,369		EnCana Corp	6,108
196,084		Enerflex Ltd	1,011
104,533	*	Energean plc	1,031
1,168,600	*,†	Energy Earth PCL	0	^
92,228	*,e	Energy Fuels, Inc	393
1		Energy Transfer LP	0	^
245,585	e	Enerplus Resources Fund	768
231,613		ENI S.p.A.	2,418
1,975,716		EOG Resources, Inc	98,529
3,698,753	e	EQT Corp	47,011
2,929,904		Equinor ASA	49,446
24,531	*	Equital Ltd	641
627,394		Equitrans Midstream Corp	5,044
826,300	*	Esso Thailand PCL (Foreign)	204
301,323	e	Euronav NV	2,438
42,436		Evolution Petroleum Corp	121
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
70,528	*	Exterran Corp	$312
108,353		Exxaro Resources Ltd	1,024
4,737,648		Exxon Mobil Corp	195,286
64,956		Falcon Minerals Corp	205
33,740	e	FLEX LNG Ltd	295
1,022,269		Formosa Petrochemical Corp	3,636
240,371	*	Frank’s International NV	659
104,142		Freehold Royalty Trust	426
177,656	e	Frontline Ltd	1,105
175,508		Frontline Ltd (Sigmax MTF)	1,112
91,468	*,e	Fugro NV (ADR)	842
41,863		Galp Energia SGPS S.A.	444
132,420		Gazprom (ADR)	742
5,124,433		Gazprom OAO (ADR)	28,610
23,396		Gaztransport Et Technigaz S.A.	2,267
160,699	e	Gibson Energy, Inc	2,596
143,044	*	Golar LNG Ltd	1,379
8,816	*,e	Goodrich Petroleum Corp	89
78,215		Great Eastern Shipping Co Ltd	282
239,718	*	Green Plains Inc	3,157
73,310		Grupa Lotos S.A.	814
50,550	*	GS Holdings Corp	1,749
641,686	*	Guanghui Energy Co Ltd	278
729,133	*	Gulf International Services QSC	344
61,790		Hafnia Ltd	114
1,104,720		Halliburton Co	20,879
623	*	Hankook Shell Oil Co Ltd	148
222,304	*	Helix Energy Solutions Group, Inc	934
47,057		Hellenic Petroleum S.A.	310
21,454		Helmerich & Payne, Inc	497
664,544		Hess Corp	35,081
289,226		Hindustan Petroleum Corp Ltd	863
67,213	e	HollyFrontier Corp	1,737
160,517		Hunting plc	489
135,848	e	Husky Energy, Inc	672
109,010		Idemitsu Kosan Co Ltd	2,400
239,441	e	Imperial Oil Ltd	4,545
870,433		Indian Oil Corp Ltd	1,085
780,400		Inner Mongolia Yitai Coal Co	437
803,424		Inpex Holdings, Inc	4,332
397,513	e	Inter Pipeline Ltd	3,707
41,817		International Seaways, Inc	683
9,524,686		IRPC PCL (Foreign)	1,183
77,850		Itochu Enex Co Ltd	767
36,477		Japan Petroleum Exploration Co	664
704,483		John Wood Group plc	2,972
2,855,680		JX Holdings, Inc	10,257
242,915	e	Keyera Corp	4,317
2,853,444		Kinder Morgan, Inc	39,007
60,320		Koninklijke Vopak NV	3,168
654,974		Kosmos Energy Ltd	1,539
116,449	e	Liberty Oilfield Services, Inc	1,201
386,437		LUKOIL PJSC (ADR)	26,417
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,029,085	e	Lundin Petroleum AB	$27,891
88,872	*,e	Magnolia Oil & Gas Corp	627
612,679		Marathon Oil Corp	4,087
665,106		Marathon Petroleum Corp	27,509
24,400		Mari Petroleum Co Ltd	204
164,114	*	Matador Resources Co	1,979
131,521	*,e	Matrix Service Co	1,449
984,676	*,e	MEG Energy Corp	3,442
31,800		Mitsuuroko Co Ltd	411
13,830		Modec, Inc	251
189,334	*	MOL Hungarian Oil & Gas plc	1,396
52,477		Motor Oil Hellas Corinth Refineries S.A.	754
25,469		Murphy Oil Corp	308
11,551	e	Nabors Industries Ltd	673
7,077		Nacco Industries, Inc (Class A)	186
18,777	*	Naphtha Israel Petroleum Corp Ltd	90
40,986	*	National Energy Services Reunited Corp	407
852,230		Neste Oil Oyj	61,875
467,609	e	New Hope Corp Ltd	511
163,613	*	Newpark Resources, Inc	314
372,716	*	NexGen Energy Ltd	1,028
10,105	*,e	NextDecade Corp	21
695,603	*	NexTier Oilfield Solutions, Inc	2,393
251,391	e	Nordic American Tankers Ltd	742
94,314	*	Nov, Inc	1,295
83,525		Novatek PJSC (GDR)	13,648
319,605		Occidental Petroleum Corp	5,532
69,001	e	Ocean Yield ASA	214
313,165	*	Oceaneering International, Inc	2,490
548,727		Offshore Oil Engineering Co Ltd	377
503,303		Oil & Gas Development Co Ltd	326
190,624		Oil India Ltd	281
1,983,750	*	Oil Refineries Ltd	450
1,715,304		Oil Search Ltd	4,916
108,841	*	Oil States International, Inc	546
12,303		OMV AG.	491
639,974		ONEOK, Inc	24,562
1,571,847		Origin Energy Ltd	5,771
119,768	*	Overseas Shipholding Group, Inc	256
100,021		Pakistan Oilfields Ltd	247
505,514		Pakistan Petroleum Ltd	286
179,403	*	Pakistan State Oil Co Ltd	241
61,488	*	Par Pacific Holdings, Inc	860
202,855	*	Parex Resources, Inc	2,792
539,315	e	Parkland Corp	17,113
4,432,722		Parsley Energy, Inc	62,945
87,814		Pason Systems, Inc	544
663,060		Patterson-UTI Energy, Inc	3,488
11,004		Paz Oil Co Ltd	1,181
157,247		PBF Energy, Inc	1,116
220,592	*	PDC Energy, Inc	4,529
509,195	e	Pembina Pipeline Income Fund	12,041
73,031	*,e	Penn Virginia Corp	741
83,481	*	Petro Rio S.A.	1,121
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
274,904	e	Petrofac Ltd	$518
3,340,295		Petroleo Brasileiro S.A.	18,453
4,271,727		Petroleo Brasileiro S.A. (Preference)	23,191
2,131,100		Petron	177
312,280		Petronas Dagangan BHD	1,664
327,779		Petronet LNG Ltd	1,111
180,996	e	Peyto Exploration & Development Corp	415
781,458		Phillips 66	54,655
1,211,480		Pioneer Natural Resources Co	137,975
708,734		Polish Oil & Gas Co	1,058
130,861		Polski Koncern Naftowy Orlen S.A.	2,026
100,100	*,†	Poseidon Concepts Corp	1
229,911	e	PrairieSky Royalty Ltd	1,822
750,500		Prima Marine PCL	201
547	*,e	PrimeEnergy Corp	24
172,971	*	ProPetro Holding Corp	1,278
1,350,972		PT AKR Corporindo Tbk	306
326,100		PT Indo Tambangraya Megah	322
6,454,192	*	PT Medco Energi Internasional Tbk	271
2,732,628		PT Tambang Batubara Bukit Asam Tbk	547
10,145,606		PT United Tractors Tbk	19,229
1,309,148		PTT Exploration & Production PCL (Foreign)	4,293
9,941,109		PTT PCL (Foreign)	14,070
212,676		Qatar Fuel QSC	1,092
2,417,604		Qatar Gas Transport Co Ltd	2,112
115,294	*	Rabigh Refining & Petrochemical Co	425
344,932	*	Range Resources Corp	2,311
6,734,378		Reliance Industries Ltd	183,235
105,517	*	Renewable Energy Group, Inc	7,473
124,053		Repsol YPF S.A.	1,250
8,611	*	Rex American Resources Corp	633
603,662	*	Rosneft Oil Co PJSC (GDR)	3,405
3,449,720		Royal Dutch Shell plc (A Shares)	60,496
6,131,305		Royal Dutch Shell plc (B Shares)	103,918
86,451	*,e	RPC, Inc	272
623,302	e	Saipem S.p.A	1,692
52,052		San-Ai Oil Co Ltd	565
1,575,784		Santos Ltd	7,631
6,872,500	*	Sapurakencana Petroleum BHD	214
642,251	e	Saras S.p.A.	468
238,610	*	Sasol Ltd	2,170
2,077,919	g	Saudi Arabian Oil Co	19,392
169,803		SBM Offshore NV	3,208
1,929,560		Schlumberger Ltd	42,122
24,695	e	Schoeller-Bleckmann Oilfield Equipment AG.	936
89,012	e	Scorpio Tankers, Inc	996
105,802	*	Select Energy Services, Inc	434
823,100		Semirara Mining & Power Corp	236
1,055,651		Serba Dinamik Holdings BHD	463
196,923	e	Serica Energy plc	309
50	*,†	Serval Integrated Energy Services	0
311,307	*	Seven Generations Energy Ltd	1,617
152,916	e	SFL Corp Ltd	960
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
525,438		Shaanxi Coal Industry Co Ltd	$751
287,986		Shanxi Lu’an Environmental Energy Development Co Ltd	287
222,429	*	Shanxi Meijin Energy Co Ltd	228
491,700		Shanxi Xishan Coal & Electricity Power Co Ltd	425
745,472		Siamgas & Petrochemicals PCL	249
6,800		Sinanen Co Ltd	195
816,000		Sinopec Kantons Holdings Ltd	284
50,134	*	SK Chemicals Co Ltd	3,042
49,426	*	SK Energy Co Ltd	8,669
2,266	*	SK Gas Co Ltd	219
514,216		SM Energy Co	3,147
42,816	*	S-Oil Corp	2,730
52,077		Solaris Oilfield Infrastructure, Inc	424
1,034,410	*	Southwestern Energy Co	3,083
1,334,620		Star Petroleum Refining PCL	359
248,007	*	Subsea 7 S.A.	2,548
1,476,244		Suncor Energy, Inc	24,761
688,959		Surgutneftegaz (ADR) (London)	3,204
32,009	*	Talos Energy, Inc	264
402,772	e	Targa Resources Investments, Inc	10,625
222,656		Tatneft PJSC (ADR)	9,018
1,127,401	e	TC Energy Corp	45,835
8,033		TechnipFMC plc	75
35,489	*,e	Tecnicas Reunidas S.A.	471
270,263	*,e	Tellurian, Inc	346
39,467		Tenaris S.A.	320
121,320		TGS Nopec Geophysical Co ASA	1,881
956,460		Thai Oil PCL (Foreign)	1,659
69,258	*	Tidewater, Inc	598
33,676	e	TORM plc	250
2,179,782		Total S.A.	94,084
344,747		Tourmaline Oil Corp	4,648
52,311	*,e	Transportadora de Gas del Sur S.A. (ADR) (Class B)	272
1,583,315	*,e	Tullow Oil plc	639
62,164	*	Tupras Turkiye Petrol Rafine	902
636,961		Ultrapar Participacoes S.A.	2,916
2,576,862	*	UMW Oil & Gas Corp BHD	90
576,800	*,e	Uranium Energy Corp	1,015
118,060		US Silica Holdings, Inc	829
1,233,537		Valero Energy Corp	69,781
20,312		Verbio AG.	762
349,999	e	Vermilion Energy, Inc	1,562
893,373	g	Viva Energy Group Ltd	1,322
179,478	*,e	W&T Offshore, Inc	389
94,586	e	Washington H Soul Pattinson & Co Ltd	2,200
803	*	Weatherford International Ltd	5
1,165,662	e	Whitecap Resources, Inc	4,451
925,530	e	Whitehaven Coal Ltd	1,176
5,890	*	Whiting Petroleum Corp	147
1,874,644		Williams Cos, Inc	37,587
977,000		Wison Engineering Services Co Ltd	82
827,072		Woodside Petroleum Ltd	14,511
164,983		World Fuel Services Corp	5,141
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
349,840		Worley Ltd	$3,090
1,217,081	*	WPX Energy, Inc	9,919
72,733		Yantai Jereh Oilfield Services Group Co Ltd	390
1,627,540		Yanzhou Coal Mining Co Ltd	1,304
235,369		Yanzhou Coal Mining Co Ltd (Class A)	363
509,700		Yinson Holdings BHD	730
171,166	*	YPF S.A. (ADR) (Class D)	804
548,380	*,e	Z Energy Ltd	1,265
		TOTAL ENERGY	3,066,216

FOOD & STAPLES RETAILING - 1.4%
22,313	*,e	111, Inc (ADR)	155
41,168		Abdullah Al Othaim Markets Co	1,348
466,617		Aeon Co Ltd	15,308
24,100	*	Aeon Hokkaido Corp	228
25,683		Ain Pharmaciez Inc	1,587
132,928		Al Meera Consumer Goods Co	757
12,252	e	Albertsons Cos, Inc	215
1,117,773		Alimentation Couche Tard, Inc	38,093
188,729		Andersons, Inc	4,626
43,479		Arcs Co Ltd	980
335,495		Atacadao Distribuicao Comercio e Industria Ltd	1,251
260,619	*,g	Avenue Supermarts Ltd	9,874
242,147		Axfood AB	5,641
16,155		Axial Retailing, Inc	787
11,200		Belc Co Ltd	677
1,112,812		Berli Jucker PCL	1,289
85,674	*	BGF retail Co Ltd	10,702
139,927		Bid Corp Ltd	2,515
179,914		BIM Birlesik Magazalar AS	1,820
754,543	*	BJ’s Wholesale Club Holdings, Inc	28,129
1,100,618		Carrefour S.A.	18,847
8,954	e	Casey’s General Stores, Inc	1,599
48,379	*,e	Casino Guichard Perrachon S.A.	1,487
13,751		Cawachi Ltd	392
1,266,736		Centros Comerciales Sudamericanos S.A.	2,257
52,242	*	Chefs’ Warehouse Holdings, Inc	1,342
7,634,027		Cia Brasileira de Distribuicao	110,378
104,579		Clicks Group Ltd	1,798
35,360		Cocokara Fine Holdings, Inc	2,612
1,159,185		Coles Group Ltd	16,195
4,608		Colruyt S.A.	273
1,382,763	*	Cosco Capital, Inc	163
17,200		Cosmos Pharmaceutical Corp	2,777
916,342		Costco Wholesale Corp	345,259
4,833,116		CP Seven Eleven PCL (Foreign)	9,393
28,800		Create SD Holdings Co Ltd	1,081
5,118		Daikokutenbussaan Co Ltd	341
695,800		Dairy Farm International Holdings Ltd	2,904
35,230		DaShenLin Pharmaceutical Group Co Ltd	422
289,892	*,g	Dino Polska S.A.	22,482
243,490	*,g	Dis-Chem Pharmacies Ltd	348
6,465,416	*,e	Distribuidora Internacional de Alimentacion S.A.	904
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,619	*	Dongsuh Co, Inc	$739
37,031		E-Mart Co Ltd	5,171
292,669		Empire Co Ltd	7,999
69,489	*	Eurocash S.A.	261
3,715,200	*	Focus Dynamics Group Bhd	601
11,900		G-7 Holdings, Inc	270
8,600		Genky DrugStores Co Ltd	338
88,520		George Weston Ltd	6,612
257,649		GrainCorp Ltd-A	833
636,088	*	Grocery Outlet Holding Corp	24,966
280,587		Grupo Comercial Chedraui S.a. DE C.V.	405
13,298	*	GS Retail Co Ltd	422
9,000		Halows Co Ltd	302
32,958		Heiwado Co Ltd	708
60,493	*,e	HF Foods Group Inc	455
31,816	*	Hyundai Greenfood Co Ltd	257
12,414		ICA Gruppen AB	621
25,300	*	Inageya Co Ltd	447
22,915		Ingles Markets, Inc (Class A)	978
5,570		Itochu-Shokuhin Co Ltd	297
148,537		J Sainsbury plc	457
12,000	e	Japan Meat Co Ltd	268
728,335		Jeronimo Martins SGPS S.A.	12,243
4,900		Kansai Super Market Ltd	57
24,623		Kato Sangyo Co Ltd	835
358,215		Kesko Oyj (B Shares)	9,194
56,300		Kobe Bussan Co Ltd	1,730
977,332		Koninklijke Ahold Delhaize NV	27,572
255,920		Kroger Co	8,128
15,834		Kusuri no Aoki Holdings Co Ltd	1,377
396,481		La Comer SAB de C.V.	904
11,855		Laobaixing Pharmacy Chain JSC	114
22,651		Lawson, Inc	1,054
18,096		Life Corp	625
165,295		Loblaw Cos Ltd	8,156
3,405	*	M Yochananof & Sons Ltd	163
1,023,969	*	Magnit PJSC (GDR)	18,022
37,318	e	MARR S.p.A.	769
259,444	*,e	Massmart Holdings Ltd	742
78,894		Matsumotokiyoshi Holdings Co Ltd	3,365
12,400	*	Maxvalu Tokai Co Ltd	313
1,063,087	e	Metcash Ltd	2,773
173,923		Metro Wholesale & Food Specialist AG.	1,954
233,185		Metro, Inc	10,405
142,612	*	Migros Ticaret AS	821
4,300		Ministop Co Ltd	59
12,209		Natural Grocers by Vitamin C	168
8,500		Nihon Chouzai Co Ltd	123
53,958	e	North West Co, Inc	1,375
14,662		Okuwa Co Ltd	185
1,133,655	*	Performance Food Group Co	53,973
273,265		Pick’n Pay Stores Ltd	935
254,717		President Chain Store Corp	2,417
35,316		Pricesmart, Inc	3,217
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,066,679	*	Puregold Price Club, Inc	$912
12,800		Qol Co Ltd	140
909,635		Raia Drogasil S.A.	4,373
9,292		Rami Levi Chain Stores Hashikma Marketing Ltd	651
23,712		Retail Partners Co Ltd	335
200,303	*,e	Rite Aid Corp	3,171
469,600		Robinsons Retail Holdings, Inc	636
19,741		Ryoshoku Ltd	547
16,100		San-A Co Ltd	681
692,977		Seven & I Holdings Co Ltd	24,539
2,045,710		Sheng Siong Group Ltd	2,400
11,411	e	Shoei Foods Corp	397
202,804		Shoprite Holdings Ltd	1,932
182,562		Shufersal Ltd	1,410
28,498	*	Sligro Food Group NV	589
2,107,041		SMU S.A.	317
2,320,404	*	Sok Marketler Ticaret AS.	3,937
848,394		Sonae SPGS S.A.	680
77,544		Spar Group Ltd	998
162,883		SpartanNash Co	2,836
56,730	*	Sprouts Farmers Market, Inc	1,140
36,596		Sugi Pharmacy Co Ltd	2,445
131,764		Sundrug Co Ltd	5,266
705,230		SYSCO Corp	52,370
23,057,864		Tesco plc	72,765
46,767		Tsuruha Holdings, Inc	6,650
222,122	*	United Natural Foods, Inc	3,547
46,250	e	United Super Markets Holdings, Inc	506
326,828	*	US Foods Holding Corp	10,887
37,894		Valor Co Ltd	972
16,544		Village Super Market (Class A)	365
846,658		Walgreens Boots Alliance, Inc	33,765
17,117,936	e	Wal-Mart de Mexico SAB de C.V.	48,155
3,565,951		Walmart, Inc	514,032
15,826		Weis Markets, Inc	757
80,960		Welcia Holdings Co Ltd	3,054
201,135		WM Morrison Supermarkets plc	487
1,183,743		Woolworths Ltd	35,880
53,094		X5 Retail Group NV (GDR)	1,918
7,300		YAKUODO Holdings Co Ltd	175
18,000		Yaoko Co Ltd	1,254
12,707		Yifeng Pharmacy Chain Co Ltd	175
49,900		Yokohama Reito Co Ltd	417
261,753		Yonghui Superstores Co Ltd	288
106,911	*,e	Zur Rose Group AG.	34,305
		TOTAL FOOD & STAPLES RETAILING	1,779,467

FOOD, BEVERAGE & TOBACCO - 3.3%
818,867	*	a2 Milk Co Ltd	7,122
183,398		AAK AB	3,708
79,981	*	Adecoagro S.A.	544
107,730	*	AG. Barr plc	764
13,236		Agrana Beteiligungs AG.	261
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,305,895		Ajinomoto Co, Inc	$29,591
7,729		Alico, Inc	240
106,764		Almarai Co JSC	1,564
3,023,720		Altria Group, Inc	123,972
4,172,609	*	AMBEV S.A.	12,614
7,960,330		Anadolu Efes Biracilik Ve Malt Sanayii AS	24,799
20,511		Angel Yeast Co Ltd	160
715,198	e	Anheuser-Busch InBev S.A.	49,897
102,568		Anhui Gujing Distillery Co Ltd	1,429
10,914		Anhui Gujing Distillery Co Ltd (Class A)	454
20,417		Anhui Kouzi Distillery Co Ltd	215
792,149		Archer-Daniels-Midland Co	39,932
18,072		Ariake Japan Co Ltd	1,301
1,120,054	*,e	Aryzta AG.	876
304,364	e	Asahi Breweries Ltd	12,534
45,713	*	Aseer Trading Tourism & Manufacturing Co	200
589,113	*	Associated British Foods plc	18,189
27,892		Astral Foods Ltd	264
3,404,252	e	Ausnutria Dairy Corp Ltd	5,720
95,535		Austevoll Seafood ASA	976
342,827	*,e	Australian Agricultural Co Ltd	291
40,514		Avanti Feeds Ltd	290
253,006		AVI Ltd	1,263
58,041	e	B&G Foods, Inc (Class A)	1,609
53,583	e	Bakkafrost P	3,826
165,384	g	Bakkavor Group plc	183
799,900		Baladna	394
96,008	*	Balrampur Chini Mills Ltd	227
2,589		Barry Callebaut AG.	6,170
433,429		Becle SAB de C.V.	1,088
317,584	e	Bega Cheese Ltd	1,252
54,101		Beijing Dabeinong Technology Group Co Ltd	80
19,100		Beijing Shunxin Agriculture Co Ltd	212
41,869		Beijing Yanjing Brewery Co Ltd	55
2,368		Bell AG.	638
86,170	*,e	Beyond Meat, Inc	10,771
3,885	*	Binggrae Co Ltd	204
234,314		Biostime International Holdings Ltd	868
12,894		Bombay Burmah Trading Co	229
18,384		Bonduelle S.C.A.	466
15,268	*	Boston Beer Co, Inc (Class A)	15,181
504,547	*	BRF S.A.	2,147
1,749	*	Bridgford Foods Corp	32
73,979		Britannia Industries Ltd	3,628
111,600		British American Tobacco Malaysia BHD	391
2,730,526		British American Tobacco plc	101,403
279,040		Britvic plc	3,100
73,999		Brown-Forman Corp (Class A)	5,437
293,361		Brown-Forman Corp (Class B)	23,302
1,105,200	*,e	Bubs Australia Ltd	505
5,785,329	g	Budweiser Brewing Co APAC Ltd	19,111
412,900	e	Bumitama Agri Ltd	159
267,503		Bunge Ltd	17,543
300,737	*	C&C Group plc	936
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,061		Calavo Growers, Inc	$1,532
68,104		Calbee, Inc	2,053
58,599	*,e	Cal-Maine Foods, Inc	2,200
91,367		Camil Alimentos S.A.	194
275,429		Campbell Soup Co	13,317
135,874		Carlsberg AS (Class B)	21,782
112,100		Carlsberg Brewery-Malay BHD	648
46,998		CCL Products India Ltd	173
195,884	*,e	Celsius Holdings, Inc	9,855
29,666		Chacha Food Co Ltd	245
115,279		Charoen Pokphand Enterprise	297
1,774,731		Charoen Pokphand Foods PCL	1,584
1,030,356	g	China Feihe Ltd	2,418
4,375,889	*,†,e	China Huishan Dairy Holdings Co Ltd	6
370,000	*,†	China Huiyuan Juice Group Ltd	0	^
2,928,227		China Mengniu Dairy Co Ltd	17,655
1,559,000	*,e	China Modern Dairy Holdings	374
1,841,392		China Resources Beer Holdings Company Ltd	16,933
9,127		Chongqing Brewery Co Ltd	166
23,804		Chongqing Fuling Zhacai Group Co Ltd	154
22,307		Chubu Shiryo Co Ltd	302
142,432		Cia Cervecerias Unidas S.A.	1,052
3,255	*	CJ CheilJedang Corp	1,143
190,705		Cloetta AB	567
441,148		Coca-Cola Amatil Ltd	4,396
7,074,382		Coca-Cola Co	387,959
7,086		Coca-Cola Consolidated Inc	1,887
230,533	e	Coca-Cola European Partners plc (Class A)	11,487
506,668		Coca-Cola Femsa SAB de C.V.	2,330
460,937		Coca-Cola HBC AG.	14,927
121,382		Coca-Cola Icecek AS	1,074
79,550	e	Coca-Cola West Japan Co Ltd	1,243
11,628,825		Cofco International Ltd	3,811
1,847,000	e	COFCO Meat Holdings Ltd	642
833,597		ConAgra Brands, Inc	30,226
280,640		Constellation Brands, Inc (Class A)	61,474
13,293		Corby Spirit and Wine Ltd	176
375,743		Costa Group Holdings Ltd	1,183
54,804		Cranswick plc	2,634
15,163	*	Daesang Corp	364
855,820	g	Dali Foods Group Co Ltd	489
696,980		Danone	45,866
393,922	*	Darling International, Inc	22,721
3,604,139		Davide Campari-Milano NV	41,312
2,506,260		Diageo plc	99,170
878	*	Dongwon F&B Co Ltd	145
1,074	*	Dongwon Industries Co Ltd	220
10,200		Dydo Drinco, Inc	530
547,333		Eastern Tobacco	453
71,786	e	Ebro Puleva S.A.	1,661
303,911		Embotelladora Andina S.A.	782
396,126		Embotelladoras Arca SAB de C.V.	1,905
3,243		Emmi AG.	3,342
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
46,415	e	Ezaki Glico Co Ltd	$2,041
25,836	*	Farmer Bros Co	121
24,307		Feed One Co Ltd	205
5,238,300		Felda Global Ventures Holdings BHD	1,670
1,140,599		Fevertree Drinks plc	39,415
495,300		First Resources Ltd	480
286,314		Flowers Foods, Inc	6,479
1,716,683		Fomento Economico Mexicano S.A. de C.V.	12,969
747,866		Fomento Economico Mexicano SAB de C.V. (ADR)	56,666
41,925		ForFarmers NV	273
64,878		Foshan Haitian Flavouring & Food Co Ltd	1,992
118,590		Fraser & Neave Holdings BHD	947
74,371	†,e	Freedom Foods Group Ltd	129
49,345		Fresh Del Monte Produce, Inc	1,188
176,307	*	Freshpet, Inc	25,034
11,345		Fu Jian Anjoy Foods Co Ltd	335
52,427		Fuji Oil Co Ltd	1,499
36,600		Fujian Sunner Development Co Ltd	149
17,432		Fujicco Co Ltd	338
11,782		Fujiya Co Ltd	268
398,443		Futuris Corp Ltd	3,031
904,071		General Mills, Inc	53,159
199,736		Genting Plantations BHD	490
402,000		GFPT PCL (Foreign)	190
218,170		Glanbia plc	2,767
9,104		Godfrey Phillips India Ltd	121
6,816,325		Golden Agri-Resources Ltd	820
462,107		Great Wall Enterprise Co	836
565,079		Greencore Group plc	901
56,323	*,e	Grieg Seafood ASA	558
190,966		Gruma SAB de C.V.	2,274
1,342,341		Grupo Bimbo S.A. de C.V. (Series A)	2,917
183,756	e	Grupo Herdez SAB de C.V.	482
273,200		Guan Chong Bhd	182
43,845		Guangdong Haid Group Co Ltd	439
121,719	*	Hain Celestial Group, Inc	4,887
8,325		Halwani Brothers Co	198
54,947		Heilongjiang Agriculture Co Ltd	162
99,611		Heineken Holding NV	9,376
254,105		Heineken NV	28,317
73,323		Henan Shuanghui Investment & Development Co Ltd	527
378,379		Hershey Co	57,638
20,400		Hokuto Corp	413
395,129		Hormel Foods Corp	18,417
446,420	*,e	Hostess Brands, Inc	6,536
52,242	e	Hotel Chocolat Group Ltd	302
63,562		House Foods Corp	2,416
392,000		Ichitan Group PCL	121
818,255		Imperial Tobacco Group plc	17,163
872,809		Indofood CBP Sukses Makmur Tbk	595
317,307		Inghams Group Ltd	762
99,305		Ingredion, Inc	7,812
166,253		Inner Mongolia Yili Industrial Group Co Ltd	1,128
9,135,000	*,†	Inti Agri Resources Tbk PT	0	^
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,018,406		IOI Corp BHD	$1,107
2,203,686		ITC Ltd	6,311
24,229		Ito En Ltd	1,534
156,400		Itoham Yonekyu Holdings, Inc	1,021
20,630		J&J Snack Foods Corp	3,205
157,479		J.M. Smucker Co	18,205
1,095,719	e	Japan Tobacco, Inc	22,339
3,422,712		Japfa Comfeed Indonesia Tbk PT	357
1,329,742		Japfa Ltd	932
938,282		JBS S.A.	4,276
74,703	*	JDE Peet’s BV	3,389
25,357	*	Jeil Holdings Co Ltd	211
29,826		Jiangsu King’s Luck Brewery JSC Ltd	262
40,181		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	1,451
55,606		Jiangxi Zhengbang Technology Co Ltd	145
24,529	*	Jinro Ltd	720
17,262		JiuGui Liquor Co Ltd	414
33,933		John B. Sanfilippo & Son, Inc	2,676
10,273		J-Oil Mills, Inc	352
19,664		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	200
15,901		Juewei Food Co Ltd	189
362,610		Juhayna Food Industries	137
85,546	e	Kagome Co Ltd	3,019
10,900		Kameda Seika Co Ltd	512
41,674		Kaveri Seed Co Ltd	298
377,996		Kellogg Co	23,523
146,148		Kerry Group plc (Class A)	21,227
2,148,940		Keurig Dr Pepper, Inc	68,766
110,797		Kewpie Corp	2,439
13,500		KEY Coffee, Inc	281
1,182,200		Khon Kaen Sugar Industry PCL	91
116,780		Kikkoman Corp	8,128
807,804	e	Kirin Brewery Co Ltd	19,075
20,480	e	Kotobuki Spirits Co Ltd	1,066
924,784		Kraft Heinz Co	32,053
38,108		KRBL Ltd	128
49,449	*	KT&G Corp	3,786
195,035		Kuala Lumpur Kepong BHD	1,149
91,192		Kweichow Moutai Co Ltd	27,868
13,026		KWS Saat AG.	1,034
12,157		La Doria S.p.A	203
1,793	*	Laird Superfood, Inc	85
282,342		Lamb Weston Holdings, Inc	22,232
18,630		Lancaster Colony Corp	3,423
45,378	*	Landec Corp	492
3,492	e	Lassonde Industries, Inc	475
1,069,300		Leong Hup International BHD	183
323,332		Leroy Seafood Group ASA	2,281
609,369		Lien Hwa Industrial Corp	924
23,810		Limoneira Co	396
887		Lindt & Spruengli AG.	8,646
87		Lindt & Spruengli AG. (Registered)	8,738
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,934	*	Lotte Chilsung Beverage Co Ltd	$293
1,264	*	Lotte Confectionery Co Ltd	119
283	*	Lotte Samkang Co Ltd	86
80,283		Luzhou Laojiao Co Ltd	2,778
63,439		M Dias Branco S.A.	417
2,709	*	Maeil Dairies Co Ltd	174
88,515		Maple Leaf Foods, Inc	1,962
314,599	*	Marfrig Global Foods S.A.	879
19,300		Marudai Food Co Ltd	317
42,400		Maruha Nichiro Corp	913
385,626		McCormick & Co, Inc	36,866
49,687		Megmilk Snow Brand Co Ltd	1,063
85,314		MEIJI Holdings Co Ltd	6,004
40,951		MGP Ingredients, Inc	1,927
198,828		Minerva S.A.	389
36,302	*	Mission Produce, Inc	546
9,400		Mitsui Sugar Co Ltd	166
251,413	e	Molson Coors Brewing Co (Class B)	11,361
4,716,273		Mondelez International, Inc	275,760
1,505,048	*	Monster Beverage Corp	139,187
37,879		Morinaga & Co Ltd	1,425
37,113		Morinaga Milk Industry Co Ltd	1,829
376,602	e	Mowi ASA	8,389
97,580		Muyuan Foodstuff Co Ltd	1,151
12,113		Nagatanien Co Ltd	266
123,000		Namchow Chemical Industrial Ltd	206
40,159	*	National Agriculture Development Co	319
10,490	e	National Beverage Corp	891
36,087	*	Naturecell Co Ltd	341
25,742		Nestle India Ltd	6,488
59,714		Nestle Malaysia BHD	2,065
3,866,379		Nestle S.A.	457,050
102,305		New Hope Liuhe Co Ltd	351
124,031	*	NewAge, Inc	326
119,092		Nichirei Corp	3,346
44,397		Nippon Flour Mills Co Ltd	693
48,960		Nippon Meat Packers, Inc	2,156
280,159		Nippon Suisan Kaisha Ltd	1,158
25,922		Nisshin Oillio Group Ltd	763
166,847		Nisshin Seifun Group, Inc	2,658
40,533		Nissin Food Products Co Ltd	3,474
361,568		Nissin Foods Co Ltd	298
2,206	*	Nong Shim Co Ltd	610
1,720	*	Nong Shim Holdings Co Ltd	123
14,700		Norway Royal Salmon ASA	368
61,198		Oceana Group Ltd	268
141,583		Origin Enterprises plc	535
16,833	*	Orion Corp	205
9,273	*	Orion Corp/Republic of Korea	1,059
6,881		Orior AG.	585
709,064		Orkla ASA	7,199
659,417		Osotspa PCL	781
568	*	Ottogi Corp	302
3,676,264		PepsiCo, Inc	545,190
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
186,488		Pernod-Ricard S.A.	$35,814
396		Philip Morris CR	276
3,488,025		Philip Morris International, Inc	288,774
78,724	*	Pilgrim’s Pride Corp	1,544
94,717	*	Post Holdings, Inc	9,567
277,041		PPB Group BHD	1,276
620,032	*	Premier Foods plc	850
39,179		Premium Brands Holdings Corp	3,100
71,538		Prima Meat Packers Ltd	2,268
258,603		Primo Water Corp	4,055
158,365		Primo Water Corp (Toronto)	2,483
386,200		PT Astra Agro Lestari Tbk	339
6,705,018		PT Charoen Pokphand Indonesia Tbk	3,118
206,084	*	PT Gudang Garam Tbk	602
5,692,209		PT Indofood Sukses Makmur Tbk	2,776
2,574,700		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	252
11,410	*	Pulmuone Co Ltd	174
30,336		Qianhe Condiment and Food Co Ltd	173
912,600		QL Resources BHD	1,316
414,100		R&B Food Supply PCL	129
48,824		Radico Khaitan Ltd	306
19,340		Remy Cointreau S.A.	3,610
23,100		Riken Vitamin Co Ltd	305
19,325	e	Rock Field Co Ltd	294
102,667		Rogers Sugar, Inc	452
14,600		Rokko Butter Co Ltd	256
39,619		Ros Agro plc (ADR)	440
101,678		Royal Unibrew A.S.	11,774
19,994		S Foods, Inc	653
760,570		Saigon Beer Alcohol Beverage Corp	6,425
30,555		Sakata Seed Corp	1,060
60,364		Salmar ASA	3,537
1,661	*	Samlip General Foods Co Ltd	110
2,711	*	Samyang Corp	151
2,434	*	Samyang Foods Co Ltd	227
2,921	*	Samyang Holdings Corp	200
20,788		Sanderson Farms, Inc	2,748
39,670		Sanquan Food Co Ltd	158
145,507		Sao Martinho S.A.	769
63,486	e	Sapporo Holdings Ltd	1,227
226,740		Saputo, Inc	6,347
14,687	*	Saudi Fisheries Co	215
19,496		Saudia Dairy & Foodstuff Co	910
109,586		Savola Group	1,242
53,509		Scandi Standard AB	449
144,085	g	Scandinavian Tobacco Group A.S.	2,457
13,976		Schouw & Co	1,413
360		Seaboard Corp	1,091
109,057		Select Harvests Ltd	439
12,057	*	Seneca Foods Corp	481
26,778		Shanghai Bairun Investment Holding Group Co Ltd	428
22,616		Shanxi Xinghuacun Fen Wine Factory Co Ltd	1,299
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,187		Showa Sangyo Co Ltd	$507
15,901		Sichuan Swellfun Co Ltd	202
910,878		Sime Darby Plantation BHD	1,132
248,687	*	Simply Good Foods Co	7,799
70,239		SLC Agricola S.A.	372
421,171	*,e,g	Smoore International Holdings Ltd	3,264
179,891		Standard Foods Corp	393
7,000		Starzen Co Ltd	287
52,439		Strauss Group Ltd	1,573
71,424		Suedzucker AG.	1,020
80,261	*	SunOpta, Inc	938
90,923	e	Suntory Beverage & Food Ltd	3,220
444,044		Swedish Match AB	34,556
89,081	*,e	Synlait Milk Ltd	335
165,000		Taisun Enterprise Co Ltd	162
422,000	*	Taiwan TEA Corp	269
144,703		Takara Holdings, Inc	1,811
376,200		Taokaenoi Food & Marketing PCL	131
228,230		Tassal Group Ltd	590
253,985		Tata Tea Ltd	2,055
485,967		Tate & Lyle plc	4,478
1,435,603		Thai Union Group PCL	652
337,269		Thai Vegetable Oil PCL (Foreign)	380
847,400		Thaifoods Group PCL	137
62,889		Tiger Brands Ltd	891
831,301		Tingyi Cayman Islands Holding Corp	1,422
18,818		Toly Bread Co Ltd	170
113,739		Tongwei Co Ltd	669
15,439	e	Tootsie Roll Industries, Inc	459
48,917		Toyo Suisan Kaisha Ltd	2,381
623,908		Treasury Wine Estates Ltd	4,513
82,316	*	TreeHouse Foods, Inc	3,498
381,471		Tsingtao Brewery Co Ltd	3,997
20,793		Tsingtao Brewery Co Ltd (Class A)	316
24,000		Ttet Union Corp	122
8,993		Turning Point Brands, Inc	401
427,842		Tyson Foods, Inc (Class A)	27,570
113,175	*	Ulker Biskuvi Sanayi AS	351
658,616		Uni-President China Holdings Ltd	671
3,067,384		Uni-President Enterprises Corp	7,378
311,337		United Malt Grp Ltd	984
122,089	*	United Spirits Ltd	968
36,779		Universal Corp	1,788
350,340		Universal Robina	1,112
78,009		Varun Beverages Ltd	980
214,893		Vector Group Ltd	2,503
7,812		Vilmorin & Cie	470
487,118		Vina Concha y Toro S.A.	846
70,728		Viscofan S.A.	5,016
12,472	*,e	Vital Farms, Inc	316
790,000	e	Vitasoy International Holdings Ltd	3,077
2,334,694		Want Want China Holdings Ltd	1,688
212,561		Wei Chuan Food Corp	169
169,170		Wens Foodstuffs Group Co Ltd	472
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,692,000	g	WH Group Ltd	$9,804
1,058,780		Wilmar International Ltd	3,728
403,974		Wuliangye Yibin Co Ltd	18,042
104,621		Yakult Honsha Co Ltd	5,276
72,167	e	Yamazaki Baking Co Ltd	1,205
605,407		Yihai International Holding Ltd	8,991
37,917	*	Yuan Longping High-tech Agriculture Co Ltd	115
448,000	e,g	Zhou Hei Ya International Holdings Co Ltd	477
9,651		Zydus Wellness Ltd	263
		TOTAL FOOD, BEVERAGE & TOBACCO	4,243,261

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
216,558	*	1Life Healthcare, Inc	9,453
2,986,161		Abbott Laboratories	326,955
23,515	*	Abiomed, Inc	7,624
106,020	*	Acadia Healthcare Co, Inc	5,329
163,970	*,e	Accelerate Diagnostics, Inc	1,243
12,201	*	Accolade, Inc	531
63,065	*	Accuray, Inc	263
7,034	*,e	Acutus Medical, Inc	203
29,090	*	AdaptHealth Corp	1,093
19,035	*	Addus HomeCare Corp	2,229
216,806		Advanced Medical Solutions Group plc	717
151,030	*	AGFA-Gevaert NV	721
808,676		Aier Eye Hospital Group Co Ltd	9,266
173,477	g	AK Medical Holdings Ltd	301
133,871	*	Al Hammadi Co for Development and Investment	1,033
1,124,576		Alcon, Inc	74,667
31,490		Alfresa Holdings Corp	577
5,439,829	*	Alibaba Health Information Technology Ltd	16,102
153,665	*	Align Technology, Inc	82,116
48,540		Alliar Medicos A Frente S.A.	104
253,855	*	Allscripts Healthcare Solutions, Inc	3,666
179,341	*	Alphatec Holdings Inc	2,604
72,944	g	Ambea AB	579
139,864	e	Ambu A.S.	6,008
54,608	*,e	Amedisys, Inc	16,018
26,214	*	American Renal Associates Holdings, Inc	300
70,084	*,e	American Well Corp	1,775
185,737		AmerisourceBergen Corp	18,158
58,507	*	AMN Healthcare Services, Inc	3,993
277,273		Amplifon S.p.A.	11,525
12,346		Andlauer Healthcare Group, Inc	397
89,912	*	Angiodynamics, Inc	1,378
358,741		Ansell Ltd	9,590
236,231	*	Antares Pharma, Inc	943
881,087		Anthem, Inc	282,908
77,737		Apollo Hospitals Enterprise Ltd	2,565
16,084	*,e	Apollo Medical Holdings, Inc	294
42,311	*	Apyx Medical Corp	305
384,392		Arjo AB	2,936
28,507		As One Corp	4,876
132,740		Asahi Intecc Co Ltd	4,848
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
34,548	*	Ascom Holding AG.	$515
67,890	*,e	Aspira Women’s Health, Inc	456
92,154	*,g	Aster DM Healthcare Ltd	209
133,464	*	AtriCure, Inc	7,430
1,075		Atrion Corp	690
119,855	*,g	Attendo AB	647
445,304		Australian Pharmaceutical Industries Ltd	422
8,022		Autobio Diagnostics Co Ltd	178
27,683	*,e	Avalon GloboCare Corp	31
78,205	*	Avanos Medical, Inc	3,588
35,486	*	AxoGen, Inc	635
24,612	*,e	Axonics Modulation Technologies, Inc	1,229
18,869	*,e	Bactiguard Holding AB	328
1,021,556		Bangkok Chain Hospital PCL	463
4,146,971		Bangkok Dusit Medical Services PCL (Foreign)	2,865
4,658,005		Baxter International, Inc	373,758
105,806		Becton Dickinson & Co	26,475
66,750		Beijing Chunlizhengda Medical Instruments Co Ltd	188
9,093	*	Bellerophon Therapeutics, Inc	61
14,688	*,e	Beyond Air, Inc	77
54,295	*,e,g	Biocartis NV	309
34,175	*	BioLife Solutions Inc	1,363
28,230		BioMerieux	3,973
25,741	*,e	BioSig Technologies Inc	100
25,828	*	BioTelemetry, Inc	1,862
23,345		BML, Inc	726
54,232	*	Boditech Med, Inc	1,191
6,725,131	*	Boston Scientific Corp	241,768
302,471	*	Brookdale Senior Living, Inc	1,340
205,738		Bumrungrad Hospital PCL (Foreign)	824
76,059		Cantel Medical Corp	5,998
410,174		Cardinal Health, Inc	21,969
31,300	*	Cardiovascular Systems, Inc	1,370
202,900		Careplus Group Bhd	105
79,799		Carl Zeiss Meditec AG.	10,583
45,566	*	Castle Biosciences, Inc	3,060
17,523		Cellavision AB	654
70,058	*	Celltrion Healthcare Co Ltd	10,535
1,231,689	*	Centene Corp	73,938
462,327		Cerner Corp	36,283
121,194	*	Cerus Corp	839
28,916	*	CHA Bio & Diostech Co Ltd	535
332,381	*	Change Healthcare, Inc	6,199
17,989	*,e	Chembio Diagnostics, Inc	85
22,326		Chemed Corp	11,891
14,113		China National Accord Medicines Corp Ltd	99
14,192		China National Medicines Corp Ltd	107
626,500		China Resources Phoenix Healthcare Holdings Co Ltd	538
3,667,974		Chularat Hospital PCL	301
1,434,333		Cigna Corp	298,599
870,874	*	Cleopatra Hospital	264
356,000	e	C-Mer Eye Care Holdings Ltd	263
180,902		Cochlear Ltd	26,396
195,983	*,e	Co-Diagnostics, Inc	1,823
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
110,439		Coloplast AS	$16,889
5,413		Coltene Holding AG.	526
364,230	*	Community Health Systems, Inc	2,706
25,220		CompuGroup Medical SE & Co KgaA	2,433
20,936	e	Computer Programs & Systems, Inc	562
85,210		Conmed Corp	9,544
1,597,306	g	ConvaTec Group plc	4,351
10,237		Cooper Cos, Inc	3,719
6,468	*	Corvel Corp	686
290,362	*	Covetrus, Inc	8,345
18,119	e	Craneware plc	570
79,749	*	Cross Country Healthcare, Inc	707
41,948	*	CryoLife, Inc	990
52,976	*,e	CryoPort, Inc	2,325
13,680	*,e	Cutera, Inc	330
68,206	*	CVS Group plc	1,401
1,699,725		CVS Health Corp	116,091
106,831	*,e	CYBERDYNE, Inc	753
31,296	*,e	CytoSorbents Corp	249
26,517		Dallah Healthcare Co	341
1,505,244		Danaher Corp	334,375
117,708	*	DaVita, Inc	13,819
5,665	*	Dentium Co Ltd	215
342,549		Dentsply Sirona, Inc	17,936
392,705	*	DexCom, Inc	145,191
27,219		DiaSorin S.p.A.	5,683
7,634	*	DIO Corp	223
23,620	g	Dr Lal PathLabs Ltd	746
46,578		Dr Sulaiman Al Habib Medical Services Group Co	1,353
14,558		Draegerwerk AG.	1,127
3,463		Draegerwerk AG. & Co KGaA	257
90,165	*	Eargo, Inc	4,041
43,003		Eckert & Ziegler Strahlen- und Medizintechnik AG.	2,356
652,236	*	Edwards Lifesciences Corp	59,503
34,100		Eiken Chemical Co Ltd	680
12,093		El.En. S.p.A	394
222,138		Elan Corp	3,231
21,370	*	Electromed, Inc	210
384,633	e	Elekta AB (B Shares)	5,153
37,200		EM Systems Co Ltd	341
64,101		EMIS Group plc	948
161,275		Encompass Health Corp	13,336
93,559		Ensign Group, Inc	6,822
2,294,757	*,e	Envista Holdings Corp	77,402
103,447	*	Enzo Biochem, Inc	261
281,841	*	Evolent Health, Inc	4,518
1,482	*,e	Exagen, Inc	20
163,019	e	Extendicare, Inc	850
61,251		Fagron NV	1,424
971,591		Fisher & Paykel Healthcare Corp	23,074
35,829	*,e	Five Star Senior Living, Inc	247
163,006		Fleury S.A.	851
10,147	*	FONAR Corp	176
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
358,359	*	Fortis Healthcare Ltd	$761
468,916		Fresenius Medical Care AG.	39,102
152,000		Fresenius SE	7,029
11,706	*,e	Fulgent Genetics, Inc	610
114,861	g	Galenica AG.	7,628
834,675	g	Genertec Universal Medical Group Company Limited	623
301,132	*	GenMark Diagnostics, Inc	4,397
442,903		Getinge AB (B Shares)	10,365
42,150		Ginko International Co Ltd	219
33,547	*,e	Glaukos Corp	2,525
33,235	*	Globus Medical, Inc	2,168
103,261		GN Store Nord	8,231
116,382	*,e	GoodRx Holdings, Inc	4,695
71,168		Green Hospital Supply, Inc	3,964
14,938		Guangzhou Kingmed Diagnostics Group Co Ltd	293
8,638		Guangzhou Wondfo Biotech Co Ltd	118
587,138	*	Guardant Health, Inc	75,670
6,455		Guerbet	259
123,465	*,g	GVS S.p.A	2,300
23,436	*	Haemonetics Corp	2,783
56,814	*	Hanger Inc	1,249
456,866	g	Hapvida Participacoes e Investimentos S.A.	1,348
694,382		Hartalega Holdings BHD	2,102
653,239		HCA Healthcare, Inc	107,432
530,973		Healius Ltd	1,523
153,537	*,e	Health Catalyst, Inc	6,683
119,979	*	HealthEquity, Inc	8,364
73,679	*	HealthStream, Inc	1,609
167,336	*	Henry Schein, Inc	11,188
8,456	*	Heska Corp	1,232
55,882		Hill-Rom Holdings, Inc	5,475
31,632	*	HLB Life Science CO Ltd	794
22,640		HLS Therapeutics, Inc	320
271,356	*	HMS Holdings Corp	9,972
24,400		Hogy Medical Co Ltd	794
650,223	*	Hologic, Inc	47,356
477,746	*	Hoya Corp	66,165
39,278		Huadong Medicine Co Ltd	160
469,543		Humana, Inc	192,639
314,184		Ibnsina Pharma SAE	102
18,555	*,e	iCAD, Inc	245
5,477	*	ICU Medical, Inc	1,175
193,095	*	IDEXX Laboratories, Inc	96,522
842,889		IHH Healthcare BHD	1,154
18,194	*	Immunovia AB	264
7,852	*	Inari Medical, Inc	685
25,267	*	InfuSystem Holdings, Inc	475
17,687	*	Inmode Ltd	840
19,288	*	Inogen, Inc	862
378,453	*	Inovalon Holdings, Inc	6,876
30,566	*	Inspire Medical Systems, Inc	5,749
42,583		Instituto Hermes Pardini S.A.	186
102,141	*	Insulet Corp	26,110
19,056		Intco Medical Technology Co Ltd	490
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
73,668	*	Integer Holding Corp	$5,981
16,384	*	Integra LifeSciences Holdings Corp	1,064
150,832		Integral Diagnostics Ltd	504
14,999	*	IntriCon Corp	271
104,843	*	Intuitive Surgical, Inc	85,772
51,680		Invacare Corp	463
24,065	e	Ion Beam Applications	359
13,483	*	iRadimed Corp	307
32,325	*	iRhythm Technologies, Inc	7,668
326,000		IVD Medical Holding Ltd	89
29,994		Jafron Biomedical Co Ltd	312
56,900		Japan Lifeline Co Ltd	898
16,200		Japan Medical Dynamic Marketing, Inc	371
37,688		Jeol Ltd	1,779
17,350		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	75
1,159,109	e,g	Jinxin Fertility Group Ltd	2,359
14,400	*	JMDC, Inc	818
45,361	*	Joint Corp	1,191
68	*	Jointown Pharmaceutical Group Co Ltd	0	^
1,206,515		Koninklijke Philips Electronics NV	64,992
70,780		Korian-Medica	2,709
508,749		Kossan Rubber Industries	572
1,699,728		KPJ Healthcare BHD	423
139,295	*	Laboratory Corp of America Holdings	28,354
210,120	*	Lantheus Holdings, Inc	2,835
5,499		Le Noble Age	330
16,050		LeMaitre Vascular, Inc	650
16,346	*	LENSAR, Inc	119
23,613		Lepu Medical Technology Beijing Co Ltd	98
42,192	*,e	LHC Group, Inc	9,000
16,762,441	*	Life Healthcare Group Holdings Pte Ltd	19,137
2,772,000	*	Lifetech Scientific Corp	1,590
87,607	*	LivaNova plc	5,800
458,638		M3, Inc	43,326
71,394	*	Magellan Health Services, Inc	5,914
74,563		Mani, Inc	2,034
33,523	*	Masimo Corp	8,997
314,736		McKesson Corp	54,739
7,911	*,e,g	Medacta Group S.A.	783
4,706	*,e,g	Medartis Holding AG.	247
26,300		Medical Data Vision Co Ltd	724
118,096		Medicare Group	288
55,473		Mediceo Paltac Holdings Co Ltd	1,043
405,977	*	Mediclinic International plc	1,569
10,358	*	Medios AG.	473
10,965	*	Medipost Co Ltd	350
15,800	*,e	Medley, Inc	696
120,230	*	MEDNAX, Inc	2,950
13,800	*	MedPeer, Inc	1,094
442,300		Medtecs International Corp Ltd	335
3,588,671		Medtronic plc	420,377
91,708	*	Meinian Onehealth Healthcare Holdings Co Ltd	159
28,842		Menicon Co Ltd	1,749
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,815		Mercator Medical S.A.	$770
172,747	*	Meridian Bioscience, Inc	3,229
54,406	*	Merit Medical Systems, Inc	3,020
3,272	e	Mesa Laboratories, Inc	938
217		Metall Zug AG.(B Shares)	367
8,566,500	*	Metro Healthcare Indonesia TBK PT	196
20,507	g	Metropolis Healthcare Ltd	550
617,195		Microport Scientific Corp	3,332
27,828	*	Middle East Healthcare Co	260
70,355	*,e	Milestone Scientific, Inc	149
51,400		Miraca Holdings, Inc	1,385
32,479	*	Misonix Inc	406
69,436	*,g	MLP Saglik Hizmetleri AS.	185
117,567	*	Molina Healthcare, Inc	25,004
39,760		Mouwasat Medical Services Co	1,463
22,236		Nagaileben Co Ltd	636
75,222		Nakanishi, Inc	1,651
257,944	*	Nanosonics Ltd	1,596
12,378	*,e	Nano-X Imaging Ltd	565
78,347	*,e	NantHealth, Inc	253
54,229		Narayana Hrudayalaya Ltd	333
20,033		National Healthcare Corp	1,330
18,575		National Medical Care Co	265
10,948	e	National Research Corp	468
112,279	*	Natus Medical, Inc	2,250
6,565	*,e	Nemaura Medical, Inc	25
136,468	*	Neogen Corp	10,822
884,717		Network Healthcare Holdings Ltd	753
1,812		Neuca S.A.	316
239,381	*	Nevro Corp	41,437
124,423	*	NextGen Healthcare, Inc	2,269
84,277		Nihon Kohden Corp	3,139
137,552		Nipro Corp	1,620
159,379	*,†	NMC Health plc	2
14,098	g	NNIT A.S.	281
215,550		Notre Dame Intermedica Participacoes S.A.	3,267
173,499	*	Novocure Ltd	30,022
90,563	*	NuVasive, Inc	5,101
33,136	*	Oak Street Health, Inc	2,027
704,081		Oceania Healthcare Ltd	737
190,675		Odontoprev S.A.	535
491,970		Olympus Corp	10,771
47,352	*	Omnicell, Inc	5,683
7,114	*,e	Ontrak, Inc	440
23,050	*	OptimizeRx Corp	718
399,550	*	Option Care Health, Inc	6,249
69,171	*	OraSure Technologies, Inc	732
130,251		Oriola-KD Oyj (B Shares)	303
72,171		Orpea	9,464
76,665	*,e	Orthofix Medical Inc	3,295
10,564	*,e	OrthoPediatrics Corp	436
33,945	*	Osstem Implant Co Ltd	1,596
6,688	*	Outset Medical, Inc	380
16,277		Ovctek China, Inc	204
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
211,104		Owens & Minor, Inc	$5,710
21,772		Paramount Bed Holdings Co Ltd	994
204,121		Patterson Cos, Inc	6,048
30,893	*,e	PAVmed, Inc	65
23,000		Pegavision Corp	232
47,717	*	Pennant Group, Inc	2,770
15,443	*	Penumbra, Inc	2,703
39,039	*,e	PetIQ, Inc	1,501
5,175		Pharmagest Inter@ctive	704
242,722	*	Phreesia, Inc	13,170
79,000	*,†	Pihsiang Machinery Manufacturing Co Ltd	0	^
484,959	*,e,g	Ping An Healthcare and Technology Co Ltd	5,890
590,586	*,e	PolyNovo Ltd	1,769
141,653		Premier, Inc	4,972
56,150	e	Pro Medicus Ltd	1,480
15,255	*,e	Progenity, Inc	81
51,654	*	Progyny, Inc	2,190
75,838	*,e	Providence Service Corp	10,513
23,600	*	Pulmonx Corp	1,629
12,542	*,e	Pulse Biosciences, Inc	299
181,063		Qualicorp S.A.	1,226
380,532		Quest Diagnostics, Inc	45,348
19,212	*	Quidel Corp	3,451
55,120	*,e	Quotient Ltd	287
721,009	*	R1 RCM, Inc	17,319
50,259	*	RadNet, Inc	984
1,066,399		Raffles Medical Group Ltd	803
79,373		Ramsay Health Care Ltd	3,814
45,289	*	Repro-Med Systems, Inc	273
64,972		Resmed, Inc	13,810
86,543	*,e	Retractable Technologies, Inc	929
21,433		Revenio Group Oyj	1,317
67,755	*,e	Rockwell Medical, Inc	68
173,392		Ryman Healthcare Ltd	1,902
34,387		Sartorius AG.	14,483
35,813	*	Saudi Chemical Co	334
132,651	*	Schrodinger, Inc	10,503
49,671	*	SeaSpine Holdings Corp	867
14,293	*	Sedana Medical AB	596
83,577		Selcuk Ecza Deposu Ticaret ve Sanayi AS	153
582,462	*	Select Medical Holdings Corp	16,111
26,207		Shandong Pharmaceutical Glass Co Ltd	201
2,148,682		Shandong Weigao Group Medical Polymer Co Ltd	4,861
26,741		Shanghai Kindly Medical Instruments Co Ltd	141
48,832		Shanghai Pharmaceuticals Holding Co Ltd	143
364,227		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	641
21,021	*,e	Sharps Compliance Corp	199
208,134		Shenzhen Mindray Bio-Medical Electronics Co Ltd	13,540
93,637	*	Shockwave Medical Inc	9,712
148,172	*	SI-BONE, Inc	4,430
204,953	g	Siemens Healthineers AG.	10,547
73,365	e	Sienna Senior Living, Inc	815
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
46,789	*,e	Sientra, Inc	$182
1,016,691	*	Sigma Healthcare Ltd	482
50,615	*	Silk Road Medical Inc	3,188
9,531		Simulations Plus, Inc	685
564,587		Sinopharm Group Co	1,370
553,066		Smith & Nephew plc	11,489
2,800		Software Service, Inc	295
49,800		Solasto Corp	772
5,093	*	Soliton Inc	39
659,994		Sonic Healthcare Ltd	16,353
57,276	*	Sonova Holdings AG	14,897
316,479	g	Spire Healthcare Group plc	677
395,500		Sri Trang Gloves Thailand PCL	1,003
37,000		St. Shine Optical Co Ltd	369
68,841	*	Staar Surgical Co	5,454
40,684	*,e	Stereotaxis, Inc	207
107,444	e	STERIS plc	20,365
9,112		STRATEC Biomedical AG.	1,364
9,945		Straumann Holding AG.	11,650
322,980		Stryker Corp	79,143
4,634	*	Suheung Capsule Co Ltd	218
234,632		Summerset Group Holdings Ltd	2,122
1,322,886	*	Supermax Corp BHD	1,987
157,268	*	Surgalign Holdings, Inc	344
53,259	*	Surgery Partners, Inc	1,545
12,065	*	SurModics, Inc	525
21,739		Suzuken Co Ltd	786
169,942		Sysmex Corp	20,449
14,150	*,e	Tabula Rasa HealthCare, Inc	606
13,377	*	Tactile Systems Technology, Inc	601
44,000		TaiDoc Technology Corp	284
120,754	*	Tandem Diabetes Care, Inc	11,554
4,974	*,e	Tela Bio, Inc	75
156,046	*,e	Teladoc, Inc	31,203
80,856		Teleflex, Inc	33,278
253,071	*	Tenet Healthcare Corp	10,105
662,364		Terumo Corp	27,717
399,311		Thonburi Healthcare Group PCL	343
14,164	g	Thyrocare Technologies Ltd	177
58,643	*	Tivity Health, Inc	1,149
144,130		Toho Pharmaceutical Co Ltd	2,534
15,309		Tokai Corp (GIFU)	302
2,002,786		Top Glove Corp BHD	3,060
11,980	*	Topchoice Medical Corp	507
2,414,000	*,†,e	Town Health International Medical Group Ltd	3
21,434	*,e	Transmedics Group, Inc	427
32,526	*	Triple-S Management Corp (Class B)	694
57,118		Tsuki Corp	304
230,380		Uniphar plc	670
1,595,555		United Drug plc	17,031
2,298,365		UnitedHealth Group, Inc	805,991
86,004		Universal Health Services, Inc (Class B)	11,826
29,000		Universal Vision Biotechnology Co Ltd	247
8,914		US Physical Therapy, Inc	1,072
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,899		Utah Medical Products, Inc	$413
6,477	*	Value Added Technologies Co Ltd	134
21,322	*,e	Vapotherm, Inc	573
57,958	*,e	Varex Imaging Corp	967
19,586	*	Varian Medical Systems, Inc	3,428
221,359	*	Veeva Systems, Inc	60,265
17,477	*	Venus Concept, Inc	30
32,765	*	Viemed Healthcare, Inc	254
38,665	*	Viemed Healthcare, Inc (Toronto)	302
6,352	*	Vieworks Co Ltd	178
236,925	*,e	ViewRay, Inc	905
36,600		VITAL KSK Holdings, Inc	288
23,729	*	Vocera Communications, Inc	985
88,384	*,e	VolitionRX Ltd	344
118,706	*	Well Health Technologies Corp	751
309,162		West Pharmaceutical Services, Inc	87,589
9,047	*	William Demant Holding A.S.	358
44,572		Winning Health Technology Group Co Ltd	119
166,561	*	Xvivo Perfusion AB	6,327
3,336	e	Ypsomed Holding AG.	558
2,370,447		Zimmer Biomet Holdings, Inc	365,262
18,967	*,e	Zynex Inc	255
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	6,704,984

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
6,921	*	Aekyung Industrial Co Ltd	156
423,244	*	Amorepacific Corp	80,366
57,358		Bajaj Corp Ltd	169
149,691		Beiersdorf AG.	17,208
167,888	*	BellRing Brands, Inc	4,081
5,499,000	†,e	Best World International Ltd	4,244
15,574	*,e	Blackmores Ltd	907
276,735		BWX Ltd	879
46,197		By-health Co Ltd	171
80,640		C&S Paper Co Ltd	258
38,907	*	Central Garden & Pet Co	1,502
164,278	*	Central Garden and Pet Co (Class A)	5,968
37,000		Chlitina Holding Ltd	261
409,158		Church & Dwight Co, Inc	35,691
214,847		Clorox Co	43,382
1,545,722		Colgate-Palmolive Co	132,175
51,845		Colgate-Palmolive India Ltd	1,112
5,569	*	Cosmax, Inc	511
399,591	e	Coty, Inc	2,805
217,554		Dabur India Ltd	1,592
14,830		Earth Chemical Co Ltd	836
91,099		Edgewell Personal Care Co	3,150
495,462	*,e	elf Beauty, Inc	12,481
153,952		Emami Ltd	894
102,994		Energizer Holdings, Inc	4,344
526,168		Essity AB	16,953
592,374		Estee Lauder Cos (Class A)	157,684
88,800	*	Euglena Co Ltd	667
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
81,284		Fancl Corp	$3,245
5,042		Gillette India Ltd	400
164,602		Godrej Consumer Products Ltd	1,670
82,000		Grape King Industrial Co	518
282,136		Hengan International Group Co Ltd	1,998
111,341		Henkel KGaA	10,729
154,040		Henkel KGaA (Preference)	17,369
152,584	*	Herbalife Nutrition Ltd	7,332
839,726		Hindustan Lever Ltd	27,567
26,829	*	Hyundai Bioscience Co Ltd	723
14,833	e	Inter Parfums S.A.	778
12,197		Inter Parfums, Inc	738
43,606		Jamieson Wellness, Inc	1,238
106,198		Jyothy Laboratories Ltd	213
625,384		Kao Corp	48,315
529,723		Kimberly-Clark Corp	71,423
1,358,918		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,321
874,975	e	Kitanotatsujin Corp	3,933
15,560		Kobayashi Pharmaceutical Co Ltd	1,902
6,138	*	Kolmar BNH Co Ltd	294
10,026	*	Korea Kolmar Co Ltd	471
5,757	*	Korea Kolmar Holdings Co Ltd	138
13,540		Kose Corp	2,314
8,932	*	LG Household & Health Care Ltd	13,331
743	*	LG Household & Health Care Ltd (Preference)	491
13,973	*	Lifevantage Corp	130
130,650	e	Lion Corp	3,165
303,598		L’Oreal S.A.	115,838
40,572		Mandom Corp	668
229,548		Marico Ltd	1,266
28,649		Medifast, Inc	5,625
236,000	*	Microbio Co Ltd	571
24,998		Milbon Co Ltd	1,593
781,364	*	Natura & Co Holding S.A.	7,932
14,757	*	Nature’s Sunshine Products, Inc	221
16,400		Noevir Holdings Co Ltd	727
74,502		Nu Skin Enterprises, Inc (Class A)	4,070
8,411		Oil-Dri Corp of America	287
67,456	e	Ontex Group NV	907
38,985	*	Pacific Corp	1,973
61,961	e	Pigeon Corp	2,557
18,855	e	Pola Orbis Holdings, Inc	383
5,597,982		Procter & Gamble Co	778,903
7,998		Proya Cosmetics Co Ltd	218
4,492,104		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	257
3,422,710		PT Unilever Indonesia Tbk	1,791
194,501		PZ Cussons plc	612
1,042,281		Reckitt Benckiser Group plc	93,028
8,025	*	Revlon, Inc (Class A)	95
76,702		Reynolds Consumer Products Inc	2,304
100,645		Rohto Pharmaceutical Co Ltd	2,983
25,302		Sarantis S.A.	289
18,253		Shanghai Jahwa United Co Ltd	97
7,000	*	Shinnihonseiyaku Co Ltd	193
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
369,233		Shiseido Co Ltd	$25,560
93,290		Spectrum Brands Holdings, Inc	7,368
14,200		ST Corp	269
339,128		TCI Co Ltd	2,420
558,521		Uni-Charm Corp	26,488
352,113		Unilever plc	21,321
2,614,682		Unilever plc	156,812
39,090	*	USANA Health Sciences, Inc	3,014
84,090	*,e	Veru, Inc	727
349,536		Vinda International Holdings Ltd	956
11,252		WD-40 Co	2,989
25,400		YA-MAN Ltd	461
1,047	*	Yatsen Holding Ltd (ADR)	18
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,026,984

INSURANCE - 2.2%
15,964		Admiral Group plc	631
149,408		Aegon NV	596
1,008,308		Aflac, Inc	44,839
242,490	e	Ageas	12,878
13,272,664		AIA Group Ltd	161,742
14,497	*	Al Rajhi Co for Co-operative Insurance	312
28,812		Alleghany Corp	17,394
434,496		Allianz AG.	106,744
785,594		Allstate Corp	86,360
149,199		Alm Brand AS	1,797
75,005	*	AMBAC Financial Group, Inc	1,154
194,403		American Equity Investment Life Holding Co	5,377
152,077		American Financial Group, Inc	13,325
2,822,197		American International Group, Inc	106,848
10,459		American National Group, Inc	1,005
29,693		Amerisafe, Inc	1,705
212,569		Anadolu Sigorta	216
81,600	*	Anicom Holdings, Inc	853
398,330		Aon plc	84,155
559,631	*	Arch Capital Group Ltd	20,186
51,328	*	Argo Group International Holdings Ltd	2,243
274,467		Arthur J. Gallagher & Co	33,954
146,764		ASR Nederland NV	5,872
1,086,194		Assicurazioni Generali S.p.A.	19,018
296,907		Assurant, Inc	40,445
117,044		Assured Guaranty Ltd	3,686
316,916	*	Athene Holding Ltd	13,672
76,718		AUB Group Ltd	958
6,384,336		Aviva plc	28,398
1,852,960		AXA S.A.	44,438
175,259	e	Axis Capital Holdings Ltd	8,831
34,242		Bajaj Finserv Ltd	4,181
41,085		Baloise Holding AG.	7,300
481,500		Bangkok Life Assurance PCL	337
618,646		BB Seguridade Participacoes S.A.	3,541
1,913,439		Beazley plc	9,540
139,613	*	Brighthouse Financial, Inc	5,055
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
416,446		Brown & Brown, Inc	$19,744
112,403	*	BRP Group, Inc	3,369
23,865	*	Bupa Arabia for Cooperative Insurance Co	776
7,014,807		Cathay Financial Holding Co Ltd	10,563
5,825,625		China Development Financial Holding Corp	1,929
1,552,932		China Insurance International Holdings Co Ltd	2,802
11,720,790		China Life Insurance Co Ltd	25,803
148,775		China Life Insurance Co Ltd (Class A)	873
2,383,437		China Life Insurance Co Ltd (Taiwan)	1,886
351,500		China Pacific Insurance Group Co Ltd	2,065
2,489,209		China Pacific Insurance Group Co Ltd (Hong Kong)	9,733
1,389,469		Chubb Ltd	213,867
217,245		Cincinnati Financial Corp	18,981
84,647	*,e	Citizens, Inc (Class A)	485
50,886	*	Clal Insurance	799
38,879		CNA Financial Corp	1,515
122,660		CNP Assurances	1,993
26,399	*	Co for Cooperative Insurance	561
213,294		Conseco, Inc	4,742
3,630,000	*,†,e	Convoy Financial Holdings Ltd	5
1,085,267		Corp Mapfre S.A.	2,121
26,189		Crawford & Co	194
1,001,751		Dai-ichi Mutual Life Insurance Co	15,092
113,958		Direct Line Insurance Group plc	498
170,971		Discovery Holdings Ltd	1,787
18,088		Donegal Group, Inc (Class A)	254
42,566	*	Dongbu Insurance Co Ltd	1,715
25,221	*	eHealth, Inc	1,781
45,434		Employers Holdings, Inc	1,463
19,381	*	Enstar Group Ltd	3,971
40,997		Erie Indemnity Co (Class A)	10,069
156,568		Everest Re Group Ltd	36,651
33,116		Fairfax Financial Holdings Ltd	11,287
33,526	e	Fanhua, Inc (ADR)	404
16,143	e	FBL Financial Group, Inc (Class A)	848
9,378		FedNat Holding Co	56
389,430	e	Fidelity National Financial Inc	15,223
211,319		First American Financial Corp	10,910
5,963,613		Fubon Financial Holding Co Ltd	9,932
822,776	*	Genworth Financial, Inc (Class A)	3,110
160,637		Gjensidige Forsikring BA	3,585
157,769		Globe Life, Inc	14,982
59,489	*	GoHealth, Inc	813
21,939		Goosehead Insurance, Inc	2,737
294,242		Great-West Lifeco, Inc	7,016
50,484	*,e	Greenlight Capital Re Ltd (Class A)	369
60,147		Grupo Catalana Occidente S.A.	2,149
6,145		Hannover Rueckversicherung AG.	979
55,346		Hanover Insurance Group, Inc	6,471
127,127	*	Harel Insurance Investments & Finances Ltd	1,174
1,305,476		Hartford Financial Services Group, Inc	63,942
9,327		HCI Group, Inc	488
627,175	*,g	HDFC Life Insurance Co Ltd	5,822
38,660		Helvetia Holding AG.	4,083
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
83,105		Heritage Insurance Holdings, Inc	$842
360,750		Hiscox Ltd	4,913
81,729		Horace Mann Educators Corp	3,436
221,549		Hubei Biocause Pharmaceutical Co Ltd	165
53,625	*	Hyundai Marine & Fire Insurance Co Ltd	1,124
113,263		iA Financial Corp, Inc	4,910
283,248	*,g	ICICI Lombard General Insurance Co Ltd	5,905
310,031	*,g	ICICI Prudential Life Insurance Co Ltd	2,119
9,077		IDI Insurance Co Ltd	275
8,036		Independence Holding Co	329
2,387,971		Insurance Australia Group Ltd	8,666
151,342		Intact Financial Corp	17,920
1,463		Investors Title Co	224
759,400		IRB Brasil Resseguros S	1,196
42,790		James River Group Holdings Ltd	2,103
1,474,660		Japan Post Holdings Co Ltd	11,486
162,800		Japan Post Insurance Co Ltd	3,338
1,168,291	*,e	Just Retirement Group plc	1,125
118,503	e	Kemper Corp	9,105
36,019		Kinsale Capital Group, Inc	7,208
235,456	*	Korea Life Insurance Co Ltd	530
56,095	*	Korean Reinsurance Co	408
255,376		Lancashire Holdings Ltd	2,533
5,381,018		Legal & General Group plc	19,611
17,952	*,e	Lemonade, Inc	2,199
108,213		Liberty Holdings Ltd	461
35,800	*	Lifenet Insurance Co	559
271,748		Lincoln National Corp	13,672
339,656		Loews Corp	15,291
2,064,814		Manulife Financial Corp (Toronto)	36,741
19,104	*	Markel Corp	19,740
1,400,736		Marsh & McLennan Cos, Inc	163,886
164,115	*	Max India Ltd	1,516
81,507	*,e	MBIA, Inc	536
2,727,877		Medibank Pvt Ltd	6,318
28,584	*	Menorah Mivtachim Holdings Ltd	537
335,918		Mercuries & Associates Holding Ltd	248
863,198	*	Mercuries Life Insurance Co Lt	266
61,633		Mercury General Corp	3,218
38,355	*	Meritz Fire & Marine Insurance Co Ltd	516
1,720,059		Metlife, Inc	80,757
417,127	*	Migdal Insurance Holdings Ltd	483
56,007	*	Mirae Asset Life Insurance Co Ltd	199
412,684		Mitsui Sumitomo Insurance Group Holdings, Inc	12,556
825,106		Momentum Metropolitan Holdings	885
30,258		Muenchener Rueckver AG.	8,990
298,281	e	National General Holdings Corp	10,195
4,073		National Western Life Group, Inc	841
112,565		New China Life Insurance Co Ltd	998
771,765		New China Life insurance Co Ltd (Hong Kong)	3,010
16,575	*	NI Holdings, Inc	272
491,340		nib holdings Ltd	2,254
332,382		NKSJ Holdings, Inc	13,476
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
258,133		NN Group NV	$11,159
1,912,067		Old Mutual Ltd	1,552
417,798		Old Republic International Corp	8,235
16,290	*,e	Palomar Holdings, Inc	1,447
7,876,388		People’s Insurance Co Group of China Ltd	2,500
273,315		People’s Insurance Co Group of China Ltd (Class A)	275
545,101		Phoenix Group Holdings plc	5,224
164,689	*	Phoenix Holdings Ltd	1,254
6,477,556		PICC Property & Casualty Co Ltd	4,900
8,957,246		Ping An Insurance Group Co of China Ltd	109,006
3,098,192		Ping An Insurance Group Co of China Ltd (Class A)	41,225
442,030	g	Poste Italiane S.p.A	4,521
790,650		Power Corp Of Canada	18,156
256,699	*	Powszechny Zaklad Ubezpieczen S.A.	2,230
64,887		Primerica, Inc	8,690
394,264		Principal Financial Group	19,559
82,280		ProAssurance Corp	1,464
991,639		Progressive Corp	98,053
25,213	*	ProSight Global, Inc	323
8,742		Protective Insurance Corp	120
82,716	*,e	Protector Forsikring ASA	574
1,470,795		Prudential Financial, Inc	114,825
2,911,590		Prudential plc	53,538
10,234,300	*	PT Panin Life Tbk	179
1,314,011		Qatar Insurance Co SAQ	853
1,477,118		QBE Insurance Group Ltd	9,628
547,894	e	Qualitas Controladora SAB de C.V.	2,950
303,620		Rand Merchant Investment Holdings Ltd	662
99,835		Reinsurance Group of America, Inc (Class A)	11,571
106,125		RenaissanceRe Holdings Ltd	17,598
34,850		RLI Corp	3,630
106,657	*,e	Root, Inc	1,676
107,371		RSA Insurance Group plc	995
238,354	e,g	Sabre Insurance Group plc	906
21,913		Safety Insurance Group, Inc	1,707
437,645		Sampo Oyj (A Shares)	18,711
27,379	*	Samsung Fire & Marine Insurance Co Ltd	4,730
61,779	*	Samsung Life Insurance Co Ltd	4,508
756,161		Sanlam Ltd	3,018
33,994	*	Santam Ltd	589
350,142	*,g	SBI Life Insurance Co Ltd	4,336
18,749	*	SCOR SE	608
130,118		Selective Insurance Group, Inc	8,715
210,653	*,e	Selectquote, Inc	4,371
10,135,866		Shin Kong Financial Holding Co Ltd	3,188
179,564		Shinkong Insurance Co Ltd	247
168,854	*,e	Societa Cattolica di Assicurazioni SCRL	946
28,150		State Auto Financial Corp	499
915,307		Steadfast Group Ltd	2,816
39,990		Stewart Information Services Corp	1,934
480,342		Storebrand ASA	3,598
263,529		Sul America S.A.	2,257
740,859		Sun Life Financial, Inc	32,943
1,258,328		Suncorp-Metway Ltd	9,470
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
20,170		Swiss Life Holding	$9,409
28,789		Swiss Re Ltd	2,712
211,900	*	Syarikat Takaful Malaysia BHD	255
541,770		T&D Holdings, Inc	6,409
329,355	*	Third Point Reinsurance Ltd	3,135
38,031		Tiptree Inc	191
744,335		Tokio Marine Holdings, Inc	38,349
36,202	*	Tong Yang Life Insurance	117
62,898		Topdanmark AS	2,730
103,124		TQM Corp PCL	463
364,821		Travelers Cos, Inc	51,210
23,080	*	Trean Insurance Group, Inc	302
9,030	*	Trisura Group Ltd	632
74,284	*	Trupanion, Inc	8,893
27,965	e	Tryg A.S.	880
435,179		Unipol Gruppo Finanziario S.p.A	2,091
121,630		Uniqa Versicherungen AG.	955
33,652		United Fire Group Inc	845
39,030		United Insurance Holdings Corp	223
45,248		Universal Insurance Holdings, Inc	684
286,796	e	Unum Group	6,579
1,606	*,e	Vericity, Inc	16
256,944		W.R. Berkley Corp	17,066
26,941	*	Watford Holdings Ltd	932
7,050		White Mountains Insurance Group Ltd	7,055
41,704		Wiener Staedtische Allgemeine Versicherung AG.	1,060
190,773	e	Willis Towers Watson plc	40,192
66,783		Wiz Solucoes e Corretagem de Seguros S.A.	104
24,836		Wuestenrot & Wuerttembergische AG.	501
347,305	*,e,g	ZhongAn Online P&C Insurance Co Ltd	1,619
96,285		Zurich Insurance Group AG	40,577
		TOTAL INSURANCE	2,888,999

MATERIALS - 4.5%
69,865		Aarti Industries	1,183
178,356		Acerinox S.A.	1,975
88,838		ADEKA Corp	1,553
402,308		Adelaide Brighton Ltd	1,041
18,606		Advanced Emissions Solutions, Inc	102
37,587		Advanced Enzyme Technologies Ltd	173
33,475	e	Advanced Metallurgical Group NV	1,000
42,848		Advanced Petrochemical Co	766
129,140	*	Advansa Sasa Polyester Sanayi AS	351
42,604	*	AdvanSix, Inc	852
78,420		Aeci Ltd	461
233,686		African Rainbow Minerals Ltd	4,164
252,183		Agnico-Eagle Mines Ltd	17,749
56,449	*	AgroFresh Solutions, Inc	128
11,200		Aichi Steel Corp	300
446,040		Air Liquide	73,127
188,457		Air Products & Chemicals, Inc	51,490
98,449		Air Water, Inc	1,752
7,182		Akzo Nobel India Ltd	236
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
419,091		Akzo Nobel NV	$44,983
430,250		Alamos Gold, Inc	3,759
336,234		Albemarle Corp	49,601
348,950	*	Alcoa Corp	8,043
447,307	*	Alkane Resources Ltd	331
3,871		Alkyl Amines Chemicals	203
366,964	*	Allegheny Technologies, Inc	6,154
358,926	*,e	Alpek SAB de C.V.	314
43,865	e	Altius Minerals Corp	472
80,188	e	Altri SGPS S.A.	504
28,294	*	Alujain Corp	356
2,617,896		Alumina Ltd	3,712
3,849,964	*	Aluminum Corp of China Ltd	1,355
702,287	*	Aluminum Corp of China Ltd (Class A)	390
292,925		Ambuja Cements Ltd	999
2,321,767		Amcor plc	27,327
43,599		American Vanguard Corp	677
172,965	*,e	Amyris, Inc	1,068
23,411		Anglo American Platinum Ltd	2,304
1,182,413		Anglo American plc (London)	39,046
424,864		AngloGold Ashanti Ltd	9,792
1,610,792	e	AngloGold Ashanti Ltd (ADR)	36,436
524,065		Anhui Conch Cement Co Ltd	3,284
224,120		Anhui Conch Cement Co Ltd (Class A)	1,772
352,546		Antofagasta plc	6,917
51,528		APERAM	2,144
38,805	*	APL Apollo Tubes Ltd	470
19,120		Aptargroup, Inc	2,617
72,383		Arabian Cement Co	711
697,935		ArcelorMittal	15,962
162,271	*	Arconic Corp	4,836
30,251		Ardagh Group S.A.	521
318,697	*	Argonaut Gold, Inc	686
5,767		Arkema	660
36,717		Asahi Holdings, Inc	1,306
1,147,393		Asahi Kasei Corp	11,761
202,966	e	Ashland Global Holdings, Inc	16,075
349,125		Asia Cement China Holdings Corp	319
909,044		Asia Cement Corp	1,400
308,219		Asian Paints Ltd	11,675
66,303		Associated Cement Co Ltd	1,470
336,700		ATA IMS BHD	200
11,760		Atul Ltd	1,036
35,738		Aurubis AG.	2,789
162,767		Avery Dennison Corp	25,247
268,379		Avient Corp	10,810
2,668,655	*	Axalta Coating Systems Ltd	76,190
968,107		B2Gold Corp	5,423
111,780		Balchem Corp	12,879
546,566		Ball Corp	50,929
1,154,985		Baoshan Iron & Steel Co Ltd	1,052
2,048,810		Barrick Gold Corp (Canada)	46,677
8,078		BASF India Ltd	180
1,013,025		BASF SE	80,072
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,933		Bayer CropScience Ltd	$666
552,750		BBMG Corp	252
109,931		Beijing Oriental Yuhong Waterproof Technology Co Ltd	653
39,022		Bekaert S.A.	1,290
766,191	*	Bellevue Gold Ltd	664
89,124		Berger Paints India Ltd	928
1,966,585	*	Berry Global Group, Inc	110,502
3,403,941		BHP Billiton Ltd	111,222
2,158,219		BHP Group plc	56,986
183,926	e	Billerud AB	3,237
4,000	*,†,e	Bio On S.p.A.	0	^
17,103		Birla Corp Ltd	169
437,559		BlueScope Steel Ltd	5,909
122,870		Boise Cascade Co	5,873
234,463		Boliden AB	8,318
1,309,980		Boral Ltd	5,016
101,237		Borregaard ASA	1,676
188,606		Bradespar S.A.	2,321
1,629,812	*	Breedon Group plc	1,948
76,860		Brickworks Ltd	1,142
2,259	*	Brodrene Hartmann A.S.	185
180,505	e	Buzzi Unicem S.p.A.	4,309
71,018		Buzzi Unicem S.p.A. RSP	1,142
18,540		Cabot Corp	832
498,700		Cahya Mata Sarawak BHD	264
22,067	e	Caledonia Mining Corp plc	350
234,629	*	Calibre Mining Corp	446
110,467	*	Canfor Corp	1,994
55,274		CAP S.A.	743
76,005		Carpenter Technology Corp	2,213
166,920		Cascades, Inc	1,908
300,793		Castrol India Ltd	507
139,093		CCL Industries	6,315
357,329		Celanese Corp (Series A)	46,431
54,245		Cementir Holding NV	442
460,202		Cementos Argos S.A.	835
13,307,630	*	Cemex S.A. de C.V.	6,868
1,185,661		Centamin plc	2,007
242,795		Centerra Gold, Inc	2,812
163,019		Central Asia Metals plc	535
87,259	*	Century Aluminum Co	962
105,000		Century Iron & Steel Industrial Co Ltd	400
31,432		Century Textile & Industries Ltd	177
780,095		CF Industries Holdings, Inc	30,197
248,671	*	Chalice Gold Mines Ltd	750
132,960		Chambal Fertilizers & Chemicals Ltd	415
584,557	*	Champion Iron Ltd	2,148
5,645		Chase Corp	570
37,854		Chemours Co	938
1,513,006		Cheng Loong Corp	1,833
290,000		Chia Hsin Cement Corp	197
85,362	*	Chifeng Jilong Gold Mining Co Ltd	234
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,988,695		China BlueChemical Ltd	$1,587
275,127		China General Plastics Corp	249
66,600		China Hi-ment Corp	113
1,574,605		China Hongqiao Group Ltd	1,444
212,600		China Jushi Co Ltd	649
821,232	*	China Manmade Fibers Corp	328
212,112		China Metal Products	240
3,223,614		China Molybdenum Co Ltd	2,109
482,844		China Molybdenum Co Ltd (Class A)	462
3,322,276		China National Building Material Co Ltd	3,999
190,629	*	China Northern Rare Earth Group High-Tech Co Ltd	382
932,000		China Oriental Group Co Ltd	248
2,381,359		China Petrochemical Development Corp	990
1,104,248		China Resources Cement Holdings Ltd	1,233
113,000		China Steel Chemical Corp	437
10,526,181		China Steel Corp	9,280
296,000		China XLX Fertiliser Ltd	96
1,154,000	*,e	China Zhongwang Holdings Ltd	218
176,910	*	Christian Hansen Holding	18,279
46,678		Chugoku Marine Paints Ltd	471
3,226		Chunbo Co Ltd	543
722,000	*	Chung Hung Steel Corp	406
317,540	*	Chung Hwa Pulp Corp	138
338,222	*	Cia de Minas Buenaventura S.A. (ADR) (Series B)	4,123
596,050		Cia Siderurgica Nacional S.A.	3,671
22,343	*	Ciech S.A.	193
52,379		City Cement Co	357
16,639		Clariant AG.	353
24,746	*	Clearwater Paper Corp	934
639,885	e	Cleveland-Cliffs, Inc	9,317
702,438	*	Coeur Mining, Inc	7,270
241,200		Comfort Glove Bhd	180
192,569		Commercial Metals Co	3,955
86,132	*,†	Companhia Vale do Rio Doce	0
486,348		Companhia Vale do Rio Doce (ADR)	8,151
26,998		Compass Minerals International, Inc	1,666
62,501		Corbion NV	3,500
82,844		Coromandel International Ltd	925
697,239	g	Coronado Global Resources, Inc (ADR)	613
869,812		Corteva, Inc	33,679
45,234		Corticeira Amorim SGPS S.A.	641
512,503	g	Covestro AG.	31,577
432,000		CPMC Holdings Ltd	200
789,222		CRH plc	33,563
14,505		Croda International plc	1,304
2,115,669	*	Crown Holdings, Inc	211,990
500,283		CSR Ltd	2,026
1,601,400		D&L Industries Inc	257
257,100		Daicel Chemical Industries Ltd	1,879
28,031		Daido Steel Co Ltd	1,172
12,200		Daiken Corp	207
12,571		Dainichiseika Color & Chemicals Manufacturing Co Ltd	294
81,901	e	Dainippon Ink and Chemicals, Inc	2,071
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
129,399		Daio Paper Corp	$2,512
957,414	*	De Grey Mining Ltd	754
55,800		Deepak Nitrite Ltd	721
83,549		Denki Kagaku Kogyo KK	3,267
429,712	*	Deterra Royalties Ltd	1,590
8,300		DKS Co Ltd	348
213,600		Domtar Corp	6,760
26,767	*	Dongjin Semichem Co Ltd	902
47,596	*	Dongkuk Steel Mill Co Ltd	356
4,316	*	Dongwon Systems Corp	142
926,000		Dongyue Group	735
2,214,770		Dow, Inc	122,920
144,879		Dowa Holdings Co Ltd	5,252
308,361		DRDGOLD Ltd	372
1,437,366		DS Smith plc	7,347
57,126		DSM NV	9,824
9,022	*	Duk San Neolux Co Ltd	290
159,530		Dundee Precious Metals, Inc	1,147
4,265,889		DuPont de Nemours, Inc	303,347
9,677		Eagle Materials, Inc	981
769,400		Eastern Polymer Group PCL	183
51,471		Eastern Province Cement Co	564
38,336	e	Eastman Chemical Co	3,844
633,939		Ecolab, Inc	137,159
15,119		Ecopro Co Ltd	694
55,079	*	EID Parry India Ltd	259
191,397	*	Eldorado Gold Corp	2,537
226,502		Element Solutions, Inc	4,016
561,552		Elementis plc	883
974,807		Empresas CMPC S.A.	2,566
669	e	EMS-Chemie Holding AG.	644
165,849	*,e	Ence Energia y Celulosa S.A.	687
165,577	*	Endeavour Mining Corp	3,853
170,359	*,e	Endeavour Silver Corp	861
7,027	*	ENF Technology Co Ltd	309
477,140		Engro Chemical Pakistan Ltd	918
391,436		Engro Fertilizers Ltd	155
238,461	*	Equinox Gold Corp	2,467
10,509	*,e	Eramet	550
555,082		Eregli Demir ve Celik Fabrikalari TAS	1,114
71,142	*	ERO Copper Corp	1,141
298,769		Essentra plc	1,254
694,574		Eternal Chemical Co Ltd	905
42,384	*	Eugene Corp	184
1,924,483	*	Eurasia Mining plc	888
313,128		Everlight Chemical Industrial Corp	190
1,826,853		Evolution Mining Ltd	7,030
208,056		Evonik Industries AG.	6,800
45,094		Evraz plc	288
926,850		Fauji Fertilizer Co Ltd	629
361,050		Feng Hsin Iron & Steel Co	914
35,798		Ferbasa-Ferro Ligas DA Bahia	132
300,307		Ferrexpo plc	1,157
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
72,922	*	Ferro Corp	$1,067
202,348	*,†	Ferroglobe plc	0
5,713		Fine Organic Industries Ltd	198
35,539		Finolex Industries Ltd	315
212,123	*,e	First Majestic Silver Corp	2,846
1,202,022		First Quantum Minerals Ltd	21,578
860,431		Fletcher Building Ltd	3,661
180,222		FMC Corp	20,713
38,045	*	Foosung Co Ltd	414
3,118,139		Formosa Chemicals & Fibre Corp	9,409
3,358,019		Formosa Plastics Corp	11,534
257,048	g	Forterra plc	858
77,612	*	Forterra, Inc	1,335
2,512,782		Fortescue Metals Group Ltd	45,387
202,230	*,e	Fortuna Silver Mines, Inc	1,662
46,320		FP Corp	1,947
176,518		Franco-Nevada Corp	22,132
2,791,333		Freeport-McMoRan, Inc (Class B)	72,630
160,138		Fresnillo plc	2,473
59,794		Fuchs Petrolub AG. (Preference)	3,374
1,136,483		Fufeng Group Ltd	426
39,877		Fuji Seal International, Inc	780
19,275		Fujimi, Inc	732
17,330		Fujimori Kogyo Co Ltd	802
33,443		Furukawa-Sky Aluminum Corp	614
3,710,296		Fushan International Energy Group Ltd	872
18,700		Fuso Chemical Co Ltd	674
45,168		FutureFuel Corp	574
6,638		Galaxy Surfactants Ltd	182
128,549	*	Gatos Silver, Inc	1,675
89,385	*	GCP Applied Technologies, Inc	2,114
283,079		GEM Co Ltd	303
952,610		Gerdau S.A. (Preference)	4,495
11,379		Givaudan S.A.	48,143
193,527		Glatfelter Corp	3,170
11,371,503		Glencore Xstrata plc	36,114
28,336		Godo Steel Ltd	534
815,551		Gold Fields Ltd	7,571
113,960	e	Gold Resource Corp	332
841,121	*	Gold Road Resources Ltd	859
716,484		Goldsun Development & Construction Co Ltd	638
61,273		Gran Colombia Gold Corp	388
684,000	*	Grand Pacific Petrochemical	579
108,679	e	Granges AB	1,328
591,702		Graphic Packaging Holding Co	10,023
119,598		Grasim Industries Ltd	1,520
605,755	*,†	Great Basin Gold Ltd	5
3,901,369	*	Greatland Gold plc	1,968
656,000		Greatview Aseptic Packaging Co	384
40,085	e	Greif, Inc (Class A)	1,879
11,580		Greif, Inc (Class B)	560
8,450		Groupe Guillin	253
230,624		Grupo Argos S.A.	942
147,893	e	Grupo Cementos de Chihuahua SAB de C.V.	892
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,717,138		Grupo Mexico S.A. de C.V. (Series B)	$11,486
157,410	*	Guangdong HEC Technology Holding Co Ltd	121
35,529		Guangdong Hongda Blasting Co Ltd	196
29,278		Guangzhou Tinci Materials Technology Co Ltd	465
37,989	*	Gubre Fabrikalari TAS	440
9,709		Gulf Oil Lubricants India Ltd	96
943		Gurit Holding AG.	2,656
58,032		H.B. Fuller Co	3,011
1,371		Hanil Cement Co Ltd	133
7,330	*	Hansol Chemical Co Ltd	1,329
14,714		Hansol Paper Co Ltd	188
91,315	*	Hanwha Chemical Corp	4,037
466,367	*	Harmony Gold Mining Co Ltd	2,229
10,736		Hawkins, Inc	562
22,839	e	Haynes International, Inc	544
856,685		Hecla Mining Co	5,551
1,450,720		HeidelbergCement AG.	108,014
38,447		HeidelbergCement India Ltd	120
293,169		Hengli Petrochemical Co Ltd	1,254
152,794		Hengyi Petrochemical Co Ltd	299
1,010,116	*	Hesteel Co Ltd	346
305,073	e	Hexpol AB	3,266
81,414		Hill & Smith Holdings plc	1,570
667,156		Hindalco Industries Ltd	2,204
675,490		Hitachi Metals Ltd	10,270
359,016	e	Hochschild Mining plc	1,023
6,600		Hodogaya Chemical Co Ltd	326
105,929		Hokuetsu Paper Mills Ltd	421
55,325		Holcim Ltd	3,037
97,519		Holmen AB	4,677
15,511	*	Honam Petrochemical Corp	3,949
172,000		Hsin Kuang Steel Co Ltd	242
620,000	e	Huabao International Holdings Ltd	855
75,901		Huaxin Cement Co Ltd	240
13,643	*	Huchems Fine Chemical Corp	323
583,464		HudBay Minerals, Inc	4,084
101,219		Huhtamaki Oyj	5,249
344,311		Hunan Valin Steel Co Ltd	252
389,866		Huntsman Corp	9,801
2,011	*	Hyosung Advanced Materials Corp	277
1,625	*	Hyosung Chemical Corp	234
6,882	*	Hyosung Corp	485
30,168	*	Hyundai Development Co	307
77,360	*	Hyundai Steel Co	2,827
800,787	*,e	IAMGOLD Corp	2,938
439,038	g	Ibstock plc	1,239
436,710		Iluka Resources Ltd	2,193
54,967		IMCD Group NV	6,996
33,299		Imerys S.A.	1,570
746,236		Impala Platinum Holdings Ltd	10,271
2,044,411	*	Incitec Pivot Ltd	3,596
1,309,511		Independence Group NL	6,454
127,038		India Cements Ltd	295
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
779,404		Indorama Ventures PCL (Foreign)	$962
120,911	*	Industrias Penoles S.A. de C.V.	2,046
90,059	*	Ingevity Corp	6,820
2,996,318	*	Inner Mongolia BaoTou Steel Union Co Ltd	536
394,703		Inner Mongolia Eerduosi Resourses Co Ltd	383
492,188		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	373
50,243		Innospec, Inc	4,559
19,405	*	Inox Fluorochemicals Ltd	151
73,942	*	Interfor Corp	1,381
516,912		International CSRC Investment Holdings Co	478
203,044	e	International Flavors & Fragrances, Inc	22,099
1		International Flavors & Fragrances, Inc (Tel Aviv)	0	^
582,062		International Paper Co	28,940
114,794		Intertape Polymer Group, Inc	2,177
15,547	*	Intrepid Potash, Inc	375
58,824		Israel Chemicals Ltd	300
4,035	*	Israel Corp Ltd	772
660,663	*	Ivanhoe Mines Ltd	3,560
100,764	*	Izmir Demir Celik Sanayi AS	146
532,315	*	James Hardie Industries NV	15,776
40,128	*	Jastrzebska Spolka Weglowa S.A.	280
22,100		JCU Corp	853
357,206	*	JFE Holdings, Inc	3,430
123,472		Jiangsu Shagang Co Ltd	207
13,400		Jiangsu Yangnong Chemical Co Ltd	271
1,142,115		Jiangxi Copper Co Ltd	1,798
104,909		Jiangxi Copper Co Ltd (Class A)	320
32,743		Jiangxi Ganfeng Lithium Co Ltd	507
2,536,000	e	Jinchuan Group International Resources Co Ltd	333
1,023,010	*	Jindal Steel & Power Ltd	3,746
24,583		JK Cement Ltd	645
16,165		Johnson Matthey plc	536
14,007		JSP Corp	235
112,078		JSR Corp	3,125
349,988		JSW Steel Ltd	1,860
1,447,059		Jupiter Mines Ltd	341
194,754		K&S AG.	1,868
24,418		Kaiser Aluminum Corp	2,415
49,015		Kaneka Corp	1,717
119,980		Kansai Paint Co Ltd	3,698
117,100		Kanto Denka Kogyo Co Ltd	900
648,366	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	502
242,965		KAZ Minerals plc	2,181
13,209		KCC Corp	2,405
104,057		Kemira Oyj	1,649
55,536	*	KGHM Polska Miedz S.A.	2,736
35,300		KH Neochem Co Ltd	936
143,225		Kingfa Sci & Tech Co Ltd	376
1,404,869		Kinross Gold Corp	10,308
249,537		Kirkland Lake Gold Ltd	10,312
602,738		Klabin S.A.	3,064
31,400		Koatsu Gas Kogyo Co Ltd	242
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
379,900	*	Kobe Steel Ltd	$2,034
12,857	*	Kolon Industries, Inc	487
32,058		Konishi Co Ltd	520
41,583	*	Koppers Holdings, Inc	1,296
8,082	*	Korea Kumho Petrochemical	1,081
2,419	*	Korea Petrochemical Ind Co Ltd	513
7,520	*	Korea Zinc Co Ltd	2,785
31,504	*	Koza Altin Isletmeleri AS	410
189,686	*	Koza Anadolu Metal Madencilik Isletmeleri AS	395
224,287	*	KPM Tech Co Ltd	623
51,727	*	Kraton Corp	1,437
40,726		Kronos Worldwide, Inc	607
66,010	*	Kuk-il Paper Manufacturing Co Ltd	316
25,309		Kumba Iron Ore Ltd	1,073
85,648		Kumiai Chemical Industry Co Ltd	772
252,544		Kuraray Co Ltd	2,689
17,400		Kureha CORP	1,229
22,716		Kyoei Steel Ltd	315
162,249		Labrador Iron Ore Royalty Corp	4,157
1,325,420		Lanxess AG.	100,799
338,255	*,e	Largo Resources Ltd	367
1,232,927		Lee & Man Paper Manufacturing Ltd	1,012
11,852	*	LEMON Co Ltd	121
13,349	e	Lenzing AG.	1,345
61,783	*	LG Chem Ltd	46,981
7,122	*	LG Chem Ltd (Preference)	2,507
16,716		Linde India Ltd	223
1,134,489		Linde plc	298,949
452,691		Linde plc (Xetra)	119,364
40,800		Lintec Corp	902
54,434	*	Lithium Americas Corp	683
237,015	*,e	Livent Corp	4,465
49,083	e	Loma Negra Cia Industrial Argentina S.A. (ADR)	302
90,654		Lomon Billions Group Co Ltd	427
542,704		Long Chen Paper Co Ltd	450
370,400	g	Lotte Chemical Titan Holding BHD	256
390,945		Louisiana-Pacific Corp	14,531
232,732	*	Lucky Cement Ltd	1,014
75,814	*	Lundin Gold, Inc	651
611,645		Lundin Mining Corp	5,430
915,677	*	Lynas Corp Ltd	2,821
72,438		LyondellBasell Industries NV	6,640
93,725		Madras Cements Ltd	1,022
92,758	*	MAG. Silver Corp	1,899
177,364	*	Mardin Cimento Sanayii	209
54,939	*	Marrone Bio Innovations, Inc	69
213,912		Marshalls plc	2,188
11,878		Martin Marietta Materials, Inc	3,373
66,601		Maruichi Steel Tube Ltd	1,475
121,237		Materion Corp	7,725
49,296		Maverix Metals, Inc	271
146,980	*,e	Mechel PJSC (ADR)	301
7,859,377	*	Merdeka Copper Gold Tbk PT	1,360
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,983,376		Mesaieed Petrochemical Holding Co	$1,116
596,344		Metalurgica Gerdau S.A.	1,289
71,190		Methanex Corp	3,271
339,741		Mineral Resources Ltd	9,823
56,148		Minerals Technologies, Inc	3,488
21,364		Miquel y Costas & Miquel S.A.	384
41,373	g	Mishra Dhatu Nigam Ltd	114
1,127,843		Mitsubishi Chemical Holdings Corp	6,833
96,410		Mitsubishi Gas Chemical Co, Inc	2,217
229,042		Mitsubishi Materials Corp	4,825
123,134		Mitsui Chemicals, Inc	3,617
674,164		Mitsui Mining & Smelting Co Ltd	24,779
1,035,011		MMC Norilsk Nickel PJSC (ADR)	32,582
1,944,000	*,e	MMG Ltd	846
456,538		Mondi plc	10,698
12,981	*,†	Mongolian Metals Corporation	0
120,280		Mosaic Co	2,768
455,450		Mount Gibson Iron Ltd	323
190,483		M-real Oyj (B Shares)	2,006
90,306		Myers Industries, Inc	1,877
75,682		Mytilineos Holdings S.A.	1,099
63,808		Najran Cement Co	310
17,900	*	Namhae Chemical Corp	136
51,887	*	Namsun Aluminum Co Ltd	225
45,000		Nan Pao Resins Chemical Co Ltd	250
4,514,887		Nan Ya Plastics Corp	11,567
220,557		Nantex Industry Co Ltd	480
658,399		National Aluminium Co Ltd	389
150,217	*	National Industrialization Co	548
26,166		Navin Fluorine International Ltd	937
27,721		Neenah Inc	1,534
705,887	*	New Gold, Inc	1,553
92,073	*,e	New Pacific Metals Corp	581
953,172		Newcrest Mining Ltd	19,023
3,863		NewMarket Corp	1,539
2,109,216		Newmont Goldcorp Corp	126,321
913,581		Nickel Mines Ltd	781
42,000		Nihon Nohyaku Co Ltd	205
89,781		Nihon Parkerizing Co Ltd	931
1,547,151		Nine Dragons Paper Holdings Ltd	2,199
12,500		Nippon Fine Chemical Co Ltd	173
146,066		Nippon Kayaku Co Ltd	1,356
59,803		Nippon Light Metal Holdings Co Ltd	1,110
115,752	e	Nippon Paint Co Ltd	12,719
95,980		Nippon Paper Industries Co Ltd	1,112
29,028		Nippon Shokubai Co Ltd	1,628
24,684		Nippon Soda Co Ltd	734
650,349	*	Nippon Steel Corp	8,388
15,800		Nippon Valqua Industries Ltd	315
118,831		Nissan Chemical Industries Ltd	7,451
5,607		Nittetsu Mining Co Ltd	333
197,888		Nitto Denko Corp	17,727
72,182		NOF Corp	3,662
53,767		Norbord, Inc	2,322
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,152,164		Norsk Hydro ASA	$5,362
1,519,693	*	Northam Platinum Ltd	21,739
78,485		Northern Region Cement Co	254
639,927		Northern Star Resources Ltd	6,255
288,460	*	Novagold Resources Inc	2,789
278,422	*,e	Novagold Resources, Inc	2,695
58,215		Novolipetsk Steel PJSC (GDR)	1,615
17,384		Novozymes AS	990
429,264		Nucor Corp	22,833
274,499	*	Nufarm Ltd	868
45,893		Nuh Cimento Sanayi AS.	303
768,029		Nutrien Ltd (Toronto)	36,950
765,478	*	OceanaGold Corp	1,479
14,703	*	OCI Co Ltd	1,261
107,598	*	OCI NV	2,070
60,550		Odisha Cement Ltd	898
135,490		O-I Glass, Inc	1,612
482,979		OJI Paper Co Ltd	2,750
11,000		Okamoto Industries, Inc	422
47,709		Olin Corp	1,172
15,663		Olympic Steel, Inc	209
925,848		Orbia Advance Corp SAB de C.V.	2,175
349,602		Orica Ltd	4,089
398,000		Oriental Union Chemical Corp	288
112,791		Orion Engineered Carbons SA	1,933
200,750	*	Orla Mining Ltd	1,082
265,108	*	Orocobre Ltd	915
999,584		Orora Ltd	2,079
15,600		Osaka Organic Chemical Industry Ltd	484
13,300		Osaka Soda Co Ltd	351
14,529		Osaka Steel Co Ltd	173
136,559	e	Osisko Gold Royalties Ltd	1,730
319,178	*	Osisko Mining, Inc	928
306,447	e	Outokumpu Oyj	1,208
347,891		Oxiana Ltd	5,082
17,550		Pacific Metals Co Ltd	380
13,400		Pack Corp	367
24,450		Packages Ltd	91
258,362		Packaging Corp of America	35,631
187,343	e	Pact Group Holdings Ltd	383
6,194,289	*	Pactiv Evergreen, Inc	112,364
194,643		Pan American Silver Corp (Toronto)	6,713
677,666	*	Pangang Group Vanadium Titanium & Resources Co Ltd	225
1,353,019		Perenti Global Ltd	1,435
1,320,874	*	Perseus Mining Ltd	1,324
2,749,257	*	Peter Hambro Mining plc	1,220
1,003,075	*	Petkim Petrokimya Holding	671
2,132,415		Petronas Chemicals Group BHD	3,949
51,255		PhosAgro PJSC (GDR)	699
67,731		PI Industries Ltd	2,037
58,553		Pidilite Industries Ltd	1,417
2,129,150	*	Pilbara Minerals Ltd	1,438
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
101,803		Polymetal International plc (ADR)	$2,344
4,441	*	Polyus PJSC (GDR)	448
156,960		Polyus PJSC (GDR)	15,820
13,577	*	Poongsan Corp	350
220,853		Portucel Empresa Produtora de Pasta e Papel S.A.	670
65,715		POSCO	16,421
21,185	*	POSCO Refractories & Environment Co Ltd	2,034
1,042,220		PPG Industries, Inc	150,309
139,558		PQ Group Holdings, Inc	1,990
221,459	*	Premier Gold Mines Ltd	524
1,212,584		Press Metal BHD	2,533
205,194	*	Pretium Resources, Inc	2,352
6,563,804		PT Aneka Tambang Tbk	905
24,776,297	*	PT Barito Pacific Tbk	1,942
2,383,797		PT Indah Kiat Pulp and Paper Corp Tbk	1,771
1,328,952		PT Indocement Tunggal Prakarsa Tbk	1,370
851,000		PT Pabrik Kertas Tjiwi Kimia Tbk	598
8,218,300	*,†	PT Sekawan Intipratama Tbk	0	^
2,565,689		PT Semen Gresik Persero Tbk	2,271
1,898,500	*	PT Timah Tbk	201
7,568,400		PT Waskita Beton Precast Tbk	148
1,802,809		PTT Global Chemical PCL (Foreign)	3,522
35,353		Qassim Cement Co	764
2,211,711		Qatar Aluminum Manufacturing Co	588
143,087		Qatar National Cement Co	163
10,337	e	Quaker Chemical Corp	2,619
57,514		Rallis India Ltd	222
1,326,818		Ramelius Resources Ltd	1,727
156,048	*	Ranpak Holdings Corp	2,097
12,140		Ratnamani Metals & Tubes Ltd	262
101,271	*	Rayonier Advanced Materials, Inc	660
43,978		Recticel S.A.	575
509,650		Regis Resources Ltd	1,471
267,436	e	Reliance Steel & Aluminum Co	32,025
573,983		Rengo Co Ltd	4,811
1,103,221	*	Resolute Mining Ltd	677
32,057		Rhi Magnesita NV	1,536
401,408		Rio Tinto Ltd	35,300
1,642,559		Rio Tinto plc	123,641
260,183		Rongsheng Petro Chemical Co Ltd	1,100
348,412	*	Roxgold, Inc	441
428,613	*	Royal Bafokeng Platinum Ltd	1,907
125,077		Royal Gold, Inc	13,303
65,096		RPM International, Inc	5,909
49,104	*	Ryerson Holding Corp	670
21,708		Sa des Ciments Vicat	911
322,250	*	Sabina Gold & Silver Corp	833
172,347		Sahara International Petrochemical Co	796
13,219		Sakai Chemical Industry Co Ltd	253
45,800	e	Sakata INX Corp	515
39,048		Salzgitter AG.	1,035
16,684	*	SAM KANG M&T Co Ltd	330
14,197	*	Samsung Fine Chemicals Co Ltd	723
187,469		Sandfire Resources NL	775
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
209,955	*	Sandstorm Gold Ltd	$1,504
13,211		Sanyo Chemical Industries Ltd	706
21,306		Sanyo Special Steel Co Ltd	265
436,453	*	Sappi Ltd	975
1,123,657	*	Saracen Mineral Holdings Ltd	4,123
252,517		Satipel Industrial S.A.	934
90,600		Saudi Arabian Fertilizer Co	1,947
186,894	*	Saudi Arabian Mining Co	2,019
845,043		Saudi Basic Industries Corp	22,852
31,875		Saudi Cement Co	523
85,916		Saudi Industrial Investment Group	628
333,306	*	Saudi Kayan Petrochemical Co	1,272
38,190		Schnitzer Steel Industries, Inc (Class A)	1,219
47,829		Schweitzer-Mauduit International, Inc	1,923
187,800		Scientex BHD	593
91,496	e	Scotts Miracle-Gro Co (Class A)	18,221
58,958	*	Seabridge Gold, Inc	1,240
11,107	*	Seah Besteel Corp	109
54,728		Sealed Air Corp	2,506
27,713		Semapa-Sociedade de Investimento e Gestao	304
212,486		Sensient Technologies Corp	15,675
821,096		Sesa Sterlite Ltd	1,819
101,403		Severstal (GDR)	1,782
221,168		Shandong Gold Mining Co Ltd	800
547,505	g	Shandong Gold Mining Co Ltd	1,265
90,929		Shandong Hualu Hengsheng Chemical Co Ltd	520
953,666		Shandong Nanshan Aluminum Co Ltd	461
42,446		Shandong Sinocera Functional Material Co Ltd	293
79,311		Shandong Sun Paper Industry JSC Ltd	175
327,000		Shanghai Chlor-Alkali Chemical Co Ltd	148
23,366		Shanghai Putailai New Energy Technology Co Ltd	402
384,063		Shanxi Taigang Stainless Steel Co Ltd	212
20,638		Shenzhen Capchem Technology Co Ltd	320
114,122		Sherwin-Williams Co	83,869
24,900		Shikoku Chemicals Corp	290
340,725		Shin-Etsu Chemical Co Ltd	59,803
46,403		Shin-Etsu Polymer Co Ltd	425
1,290,661		Shinkong Synthetic Fibers Corp	655
60,400		Shiny Chemical Industrial Co Ltd	234
171,000	e	Showa Denko KK	3,649
4,381		Shree Cement Ltd	1,441
653,083		Siam Cement PCL (Foreign)	8,239
947,108		Sibanye Stillwater Ltd	3,817
335,077		SIG Combibloc Group AG.	7,802
11,842		Sika AG.	3,228
202,848		Silgan Holdings, Inc	7,522
880,466	*	Silver Lake Resources Ltd	1,215
191,744		Silvercorp Metals, Inc	1,282
120,629	*,e	SilverCrest Metals, Inc	1,345
176,163		Sims Group Ltd	1,822
47,000		Sinoma Science & Technology Co Ltd	174
659,867		Sinopec Shanghai Petrochemical Co Ltd (Class A)	347
6,831	*	SK Chemicals Co Ltd (New)	2,476
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,437	*	SKC Co Ltd	$1,425
10,866	*	SKCKOLONPI, Inc	371
11,033		Skshu Paint Co Ltd	256
506,214		Smurfit Kappa Group plc	23,525
99,905		Sociedad Quimica y Minera de Chile S.A. (Class B)	4,866
3,838	*	SODIFF Advanced Materials Co Ltd	1,265
261,000		Solar Applied Materials Technology Co	405
2,506,542	*	SolGold plc	1,111
6,190		Solvay S.A.	730
12,127	*	Songwon Industrial Co Ltd	178
29,042		Sonoco Products Co	1,721
27,351	*	Soulbrain Co Ltd	6,871
4,210,655		South32 Ltd	8,047
193,043		Southern Copper Corp (NY)	12,571
53,947		Southern Province Cement Co	1,212
23,435		SRF Ltd	1,791
266,794		Ssab Svenskt Stal AB (Series A)	946
643,493	e	Ssab Svenskt Stal AB (Series B)	2,040
202,839	*	SSR Mining, Inc	4,073
1,163,774		St Barbara Ltd	2,117
295,083	e	Steel Dynamics, Inc	10,880
38,970		Stelco Holdings, Inc	696
11,000		Stella Chemifa Corp	354
66,763		Stella-Jones, Inc	2,427
50,759		Stepan Co	6,057
2,887		STO AG.	456
554,196		Stora Enso Oyj (R Shares)	10,612
49,812		Sumitomo Bakelite Co Ltd	1,718
1,264,432		Sumitomo Chemical Co Ltd	5,097
282,385		Sumitomo Metal Mining Co Ltd	12,561
34,321		Sumitomo Osaka Cement Co Ltd	1,004
9,467		Sumitomo Seika Chemicals Co Ltd	377
5,212	*,e	Sumitomo Titanium Corp	43
467,717	*	Summit Materials, Inc	9,392
146,541		SunCoke Energy, Inc	637
2,444,500	*,†,e	Superb Summit International Group Ltd	3
47,114		Supreme Industries Ltd	1,051
653,017	*	Suzano Papel e Celulose S.A.	7,333
523,828		Svenska Cellulosa AB (B Shares)	9,159
50,000		Swancor Ind Co Ltd	272
12,287		Symrise AG.	1,633
28,900		T Hasegawa Co Ltd	608
873,127		TA Chen Stainless Pipe	974
225	*	Taekwang Industrial Co Ltd	166
51,007		Taiheiyo Cement Corp	1,278
2,063,482		Taiwan Cement Corp	3,177
619,000		Taiwan Fertilizer Co Ltd	1,196
397,725		Taiwan Hon Chuan Enterprise Co Ltd	855
369,346		Taiwan Styrene Monomer	248
18,600		Taiyo Ink Manufacturing Co Ltd	1,102
248,619		Taiyo Nippon Sanso Corp	4,625
13,655		Takasago International Corp	314
5,300	e	Taki Chemical Co Ltd	335
61,014		Takiron Co Ltd	408
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
68,216		Tangshan Jidong Cement Co Ltd	$148
132,078		Tata Chemicals Ltd	865
299,541		Tata Steel Ltd	2,646
9,046		Tayca Corp	133
57,995	*	Technosemichem Co Ltd	2,414
436,199		Teck Cominco Ltd	7,916
118,646		Teijin Ltd	2,233
16,600		Tenma Corp	329
128,766	*	Teranga Gold Corp	1,382
29,735	*	Tessenderlo Chemie NV	1,186
3,004,442	*,e	ThyssenKrupp AG.	29,771
2,524,000		Tiangong International Co Ltd	1,126
81,061	*	TimkenSteel Corp	379
538,359		Tipco Asphalt PCL	315
32,337		Titan Cement International S.A.	543
99,103		Toagosei Co Ltd	1,165
17,424		Toho Titanium Co Ltd	150
198,129	e	Tokai Carbon Co Ltd	2,481
7,800		Tokushu Tokai Holdings Co Ltd	377
65,241		Tokuyama Corp	1,469
32,514	e	Tokyo Ohka Kogyo Co Ltd	2,284
82,804	e	Tokyo Steel Manufacturing Co Ltd	536
531,750	*	Ton Yi Industrial Corp	225
106,844	*	Tong Yang Major Corp	117
100,078		Tongkun Group Co Ltd	316
511,065		Tongling Nonferrous Metals Group Co Ltd	201
1,217,492		Toray Industries, Inc	7,221
93,997	*	Torex Gold Resources, Inc	1,410
188,173		Tosoh Corp	2,940
5,100		Toyo Gosei Co Ltd	585
41,000		Toyo Ink Manufacturing Co Ltd	785
162,801		Toyo Seikan Kaisha Ltd	1,783
78,948		Toyobo Co Ltd	1,057
4,306,600		TPI Polene PCL	264
217,410		Transfar Zhilian Co Ltd	157
45,539	*	Trecora Resources	318
44,284		Tredegar Corp	740
52,531		Trinseo S.A.	2,690
387,845	e	Tronox Holdings plc	5,670
393,000		TSRC Corp	327
759,259		Tung Ho Steel Enterprise Corp	988
110,481	*,e	Turquoise Hill Resources Ltd	1,374
104,526		UBE Industries Ltd	1,900
16,205	*	UFP Technologies, Inc	755
48,116		Ultra Tech Cement Ltd	3,489
16,492		Umicore S.A.	793
36,819		Uniao de Industrias Petroquimicas S.A.	364
4,428		Unid Co Ltd	197
201,656		United Phosphorus Ltd	1,289
2,833		United States Lime & Minerals, Inc	323
368,637	e	United States Steel Corp	6,182
303,000		Universal Cement Corp	251
592,650		UPC Technology Corp	406
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
467,487		UPM-Kymmene Oyj	$17,433
25,094	*	US Concrete, Inc	1,003
1,283,973		USI Corp	1,034
333,184		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	940
3,251,129		Vale S.A.	54,721
65,283		Valvoline, Inc	1,511
38,153	g	Verallia S.A.	1,353
54,557		Verso Corp	656
30,143	*	Vetropack Holding AG.	2,035
37,575	*	Victoria Gold Corp	360
93,455		Victrex plc	2,990
20,150		Vinati Organics Ltd	334
186,620		Vinythai PCL (Foreign)	200
99,808	e	Voestalpine AG.	3,562
25,088		Vulcan Materials Co	3,721
270,717		Wacker Chemie AG.	38,784
551,821	*,e	Wallbridge Mining Co Ltd	338
169,896		Wanhua Chemical Group Co Ltd	2,367
77,267		Warrior Met Coal, Inc	1,647
32,089		Weihai Guangwei Composites Co Ltd	437
152,706	*	Wesdome Gold Mines Ltd	1,274
893,257	*	West African Resources Ltd	720
1,606,491		West China Cement Ltd	239
65,534	e	West Fraser Timber Co Ltd	4,210
225,094		Western Areas NL	458
334,516	*	Westgold Resources Ltd	682
10,545		Westlake Chemical Corp	860
364,890		WestRock Co	15,884
466,932		Wheaton Precious Metals Corp	19,500
4,068,851		Wienerberger AG.	129,636
35,723		Winpak Ltd	1,202
59,264		Worthington Industries, Inc	3,043
455,467		WR Grace and Co	24,969
45,415		Xiamen Tungsten Co Ltd	117
311,401		Yamama Cement Co	2,453
881,405		Yamana Gold, Inc	5,034
40,105		Yamato Kogyo Co Ltd	1,073
112,329		Yanbu Cement Co	1,216
113,718		Yanbu National Petrochemical Co	1,937
18,963		Yara International ASA	787
245,974		Yeun Chyang Industrial Co Ltd	250
811,220	*	Yieh Phui Enterprise	393
130,523		Yintai Gold Co Ltd	172
22,255		Yodogawa Steel Works Ltd	455
7,496	*	Youlchon Chemical Co Ltd	142
388	*	Young Poong Corp	192
231,000	*,†,e	Youyuan International Holdings Ltd	0	^
2,381,849		Yuen Foong Yu Paper Manufacturing Co Ltd	2,500
367,590		Yule Catto & Co plc	2,255
41,174		Yunnan Energy New Material Co Ltd	894
32,986	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	243
1,494,416		Zeon Corp	21,468
997,580		Zhaojin Mining Industry Co Ltd	1,189
61,953	*	Zhejiang Huayou Cobalt Co Ltd	752
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
107,900		Zhejiang Juhua Co Ltd	$134
180,818		Zhejiang Longsheng Group Co Ltd	377
207,296		Zhongjin Gold Corp Ltd	280
25,005		Zignago Vetro S.p.A.	418
5,135,232		Zijin Mining Group Co Ltd	5,818
1,124,916		Zijin Mining Group Co Ltd (Class A)	1,601
		TOTAL MATERIALS	5,739,448

MEDIA & ENTERTAINMENT - 7.1%
1,962,081		Activision Blizzard, Inc	182,179
16,513		Addcn Technology Co Ltd	125
205,062	*	Adevinta ASA	3,447
2,082,922	*,e	Advantage Solutions, Inc	27,432
9,519	*	Affle India Ltd	494
6,070	*	AfreecaTV Co Ltd	339
7,000		Akatsuki, Inc	281
5,511,173	*	Alibaba Pictures Group Ltd	684
578,288	*	Alphabet, Inc (Class A)	1,013,531
814,916	*	Alphabet, Inc (Class C)	1,427,635
501,247	*,e	Altice USA, Inc	18,982
95,700	*,e	Amazia, Inc	2,044
85,774	e	AMC Entertainment Holdings, Inc	182
94,859	*,e	AMC Networks, Inc	3,393
21,740		Amuse, Inc	544
102,269	e	Antena 3 de Television S.A.	360
1,562		APG SGA S.A.	348
147,636		Arnoldo Mondadori Editore S.p.A.	274
413,708		Ascential plc	2,166
563,700		Astro Malaysia Holdings BHD	127
2,623,053	g	Auto Trader Group plc	21,351
24,523		Autohome, Inc (ADR)	2,443
37,859		Avex Group Holdings, Inc	420
334,271	*	Baidu, Inc (ADR)	72,283
81,857		Beijing Enlight Media Co Ltd	151
72,287		Beijing Kunlun Tech Co Ltd	221
7,300	*,e	Bengo4.com, Inc	722
201,548	*,e	Bilibili, Inc (ADR)	17,277
752,489		Bollore	3,115
455,669	*,e	Borussia Dortmund GmbH & Co KGaA	3,011
21,326	*	Boston Omaha Corp	590
7,000	*	Bushiroad, Inc	152
2,454		Cable One, Inc	5,467
39,300		Capcom Co Ltd	2,549
31,628	*,e	Cardlytics, Inc	4,516
199,970	*	Cargurus, Inc	6,345
109,302	*	Cars.com, Inc	1,235
514,122		carsales.com Ltd	7,941
261,000	*,g	Cathay Media And Education Group, Inc	277
65,599	*	CD Projekt Red S.A.	4,837
327,500	*	Charter Communications, Inc	216,658
30,564	*	Cheil Communications, Inc	581
161,865	*,†	Chennai Super Kings Cricket Ltd	31
11,385		China Film Co Ltd	22
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
129,758	*,e,g	China Literature Ltd	$1,020
6,200		China South Publishing & Media Group Co Ltd	9
164,951	e	Cinemark Holdings, Inc	2,872
69,534	e	Cineplex Galaxy Income Fund	506
1,157,173	e	Cineworld Group plc	1,018
17,495	*	CJ CGV Co Ltd	407
356,000		CMGE Technology Group Ltd	127
54,970		Cogeco Communications, Inc	4,226
13,913		Cogeco, Inc	896
49,918	*,e	COLOPL, Inc	494
7,056		Com2uSCorp	1,037
14,127,337		Comcast Corp (Class A)	740,272
100,695	*	comScore, Inc	251
66,700	*	COOKPAD, Inc	201
492,255		Corus Entertainment, Inc	1,655
271,160		CTS Eventim AG.	18,125
63,610		CyberAgent, Inc	4,388
113,454		Cyfrowy Polsat S.A.	925
39,831		Daiichikosho Co Ltd	1,378
826	*	Daily Journal Corp	334
173,833	e	Daily Mail & General Trust plc	1,771
181,811		Dena Co Ltd	3,236
183,228	e	Dentsu, Inc	5,453
81,972	*	DHI Group, Inc	182
25,764		Dip Corp	688
33,490	*,e	Discovery, Inc (Class A)	1,008
61,738	*	Discovery, Inc (Class C)	1,617
383,419	*	DISH Network Corp (Class A)	12,400
262,707		Domain Holdings Australia Ltd	909
387,264	*,e	DouYu International Holdings Ltd (ADR)	4,283
10,514		Echo Marketing, Inc	291
670,658		Electronic Arts, Inc	96,307
243,805	*	Embracer Group AB	5,802
50,213		Emerald Holding, Inc	272
231,225		Entercom Communications Corp (Class A)	571
357,784		Entravision Communications Corp (Class A)	984
295,826	*,e	Eros International plc	538
111,723		Euromoney Institutional Investor plc	1,632
181,003		Eutelsat Communications	2,048
66,205	*,e	Eventbrite Inc	1,198
49,490	*	EverQuote Inc	1,848
122,808		EW Scripps Co (Class A)	1,878
52,129		F@N Communications, Inc	212
5,329,857	*	Facebook, Inc	1,455,904
28,111	*	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	112
63,839	*	Fluent, Inc	339
838,907		Focus Media Information Technology Co Ltd	1,268
260,461		Fox Corp (Class A)	7,585
234,914		Fox Corp (Class B)	6,784
20,227	*	Frontier Developments plc	852
50,300	*	Fuji Television Network, Inc	537
471,242		Future plc	11,170
10,900	*	GA Technologies Co Ltd	331
19,177	*	Gaia, Inc	189
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,248		Gakken Co Ltd	$276
4,170		G-bits Network Technology Xiamen Co Ltd	272
37,165		Giant Network Group Co Ltd	99
276,100	*,e	giftee, Inc	8,985
683,896	*	Glu Mobile, Inc	6,162
1,594		Gourmet Navigator, Inc	8
229,705	*,e	Gray Television, Inc	4,109
123,150		Gree, Inc	722
2,141,929	*,e	Grupo Televisa S.A.	3,524
4,944,977	*	Grupo Televisa SAB (ADR)	40,747
107,643	*,e	GungHo Online Entertainment Inc	2,410
141,037		Hakuhodo DY Holdings, Inc	1,938
29,039	*	Hemisphere Media Group, Inc	301
5,800	*,e	Heroz, Inc	150
252,000		Homeland Interactive Technology Ltd	171
254,630	e	HT&E Ltd	364
1,930,425	*,e	HUYA, Inc (ADR)	38,473
37,464	*	Hyundai Hy Communications & Network Co	133
379,786	*	IBN18 Broadcast Ltd	161
260,047	*,e	iClick Interactive Asia Group Ltd (ADR)	2,221
361,600	*,e,g	iDreamSky Technology Holdings Ltd	191
912,000		IGG, Inc	956
224,410	*,e	iHeartMedia, Inc	2,913
103,400	g	IMAX China Holding, Inc	175
80,387	*	Imax Corp	1,449
41,148		Info Edge India Ltd	2,684
1,265,458		Informa plc	9,462
42,508	*	Innocean Worldwide, Inc	2,334
39,716	*	Inox Leisure Ltd	154
47,854		International Games System Co Ltd	1,295
483,376		Interpublic Group of Cos, Inc	11,369
39,621		IPSOS	1,337
116,548	*,e	IQIYI, Inc (ADR)	2,037
9,900	*	ITmedia, Inc	212
8,256	*	Itokuro, Inc	103
7,838,008		ITV plc	11,421
194,470	e	JC Decaux S.A.	4,436
4,185	*	Jcontentree Corp	146
8,472		John Wiley & Sons, Inc (Class A)	387
24,416		JOYY, Inc (ADR)	1,953
38,289	*	Just Dial Ltd	332
563,610	*,e	Juventus Football Club S.p.A.	561
20,049	*	JYP Entertainment Corp	710
53,262		Kadokawa Dwango Corp	1,936
78,780		Kakaku.com, Inc	2,156
23,639	*	Kakao Corp	8,482
291,500	*,e	Kamakura Shinsho Ltd	3,234
14,571	e	Kinepolis Group NV	618
36,184	*	KLab, Inc	315
51,271		Konami Corp	2,885
18,628	*	KT Skylife Co Ltd	151
56,533	e	Lagardere S.C.A.	1,414
443,759		Leo Group Co Ltd	206
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,775	*,e	Liberty Braves Group (Class A)	$293
129,782	*	Liberty Braves Group (Class C)	3,229
35,213	*	Liberty Broadband Corp (Class A)	5,549
250,260	*	Liberty Broadband Corp (Class C)	39,634
37,997	*	Liberty Media Group (Class A)	1,444
365,120	*	Liberty Media Group (Class C)	15,554
119,923	*	Liberty SiriusXM Group (Class A)	5,179
247,523	*	Liberty SiriusXM Group (Class C)	10,770
128,799	*	Liberty TripAdvisor Holdings, Inc	559
149,462	*,e	Lions Gate Entertainment Corp (Class A)	1,699
166,676	*	Lions Gate Entertainment Corp (Class B)	1,730
238,138	*	Live Nation, Inc	17,498
222,065	*,e	LiveXLive Media, Inc	728
54,087		Loral Space & Communications, Inc	1,135
39,694		M6-Metropole Television	643
27,827	*	Madison Square Garden Co	5,123
26,717	*	Madison Square Garden Entertainment Corp	2,806
588,201	*	Mail.Ru Group Ltd	15,470
491,300		Major Cineplex Group PCL (Foreign)	300
50,422		Mango Excellent Media Co Ltd	560
35,600	e	Marcus Corp	480
30,958		Marvelous, Inc	266
1,218,324	*,e	Match Group, Inc	184,198
7,322	*	MediaAlpha, Inc	286
649,706	*	Mediaset Espana Comunicacion SA	3,377
276,894	*,e	Mediaset S.p.A.	707
261,399		Megacable Holdings SAB de C.V.	955
1,772,500	*,g	Meitu, Inc	330
92,644		Meredith Corp	1,779
46,790		Mixi Inc	1,162
375,697	*,g	Mobvista, Inc	234
65,530	*	Modern Times Group AB (B Shares)	1,165
63,415		Momo, Inc (ADR)	885
57,239	*,e	MSG Networks, Inc	844
21,100		MTI Ltd	168
178,520		MultiChoice Group Ltd	1,630
67,179		NanJi E-Commerce Co Ltd	141
119,320		National CineMedia, Inc	444
51,571	*	Naver Corp	13,902
6,856	*	NCsoft	5,886
9,643	*	Neowiz Games Corp	200
172,634		NetDragon Websoft, Inc	387
173,519	e	Netease.com (ADR)	16,618
844,539	*	Netflix, Inc	456,668
8,572	*,g	Netmarble Corp	1,039
4,141		New Work SE	1,416
241,054		New York Times Co (Class A)	12,479
97,525		News Corp (Class A)	1,753
29,796	e	News Corp (Class B)	529
364,860		Nexon Co Ltd	11,258
70,959		Nexstar Media Group Inc	7,748
75,308	*	Next Co Ltd	270
7,115	*	NHN Entertainment Corp	489
1,519,344		Nine Entertainment Co Holdings Ltd	2,720
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
246,532		Nintendo Co Ltd	$158,259
56,600	*	Nippon Television Network Corp	617
69,695		Nordic Entertainment Group AB	3,885
101,296		Omnicom Group, Inc	6,318
551,396		oOh!media Ltd	706
17,400		OPT, Inc	294
95,089		Paradox Interactive AB	2,954
10,354	*	Pearl Abyss Corp	2,483
444,107	e	Pearson plc	4,076
117,634		Perfect World Co Ltd	531
649,772	*	Pinterest, Inc	42,820
1,523,405		Plan B Media PCL	318
3,435		PlayWay S.A.	583
105,100	*,e	PR Times, Inc	3,545
244,140	*	Promotora de Informaciones S.A.	266
229,550	e	ProSiebenSat. Media AG.	3,865
61,008		Proto Corp	616
3,483,198	*	PT Media Nusantara Citra Tbk	283
12,428,300	*	PT Surya Citra Media Tbk	2,029
18,100		Publicis Groupe S.A.	900
31,470		PVR Ltd	570
160,620		Quebecor, Inc	4,134
109,078	*	QuinStreet, Inc	2,339
49,054	*,e	Qutoutiao, Inc (ADR)	78
86,504	g	RAI Way S.p.A	579
45,833		REA Group Ltd	5,250
1,658,496		Rightmove plc	14,735
187,959	*	Roku, Inc	62,406
50,600	e,g	Rovio Entertainment Oyj	390
22,453	*,e	RPA Holdings, Inc	140
339,400		RS PCL	196
286,023	*	S4 Capital plc	1,956
2,987		Saga Communications, Inc	72
99,357		Sanoma-WSOY Oyj	1,668
29,140	*	Saudi Research & Marketing Group	610
6,668		Schibsted ASA	284
84,421		Schibsted ASA (B Shares)	3,134
47,017		Scholastic Corp	1,175
285,139	g	Scout24 AG.	23,300
268,449	*	Sea Ltd (ADR)	53,435
291,210		Seek Ltd	6,385
2,383,600		Septeni Holdings Co Ltd	9,791
328,663		SES Global S.A.	3,085
34,596		Shanghai Oriental Pearl Group Co Ltd	47
431,593	e	Shaw Communications, Inc (B Shares)	7,575
9,001		Shochiku Co Ltd	1,234
24,060	*	Sina Corp	1,020
71,700	e	Sinclair Broadcast Group, Inc (Class A)	2,284
1,802,500	e	Singapore Press Holdings Ltd	1,542
1,778,420	e	Sirius XM Holdings, Inc	11,329
142,300		Sky Perfect Jsat Corp	701
14,103	*	SM Entertainment Co	387
617,600	*,†,e	SMI Holdings Group Ltd	1
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
54,497		Smiles Fidelidade S.A.	$248
362,539	*	Snap, Inc	18,152
47,454	e	Societe Television Francaise 1	382
55,540		Soft-World International Corp	210
22,341	*	Sohu.com Ltd (ADR)	356
215,261		Southern Cross Media Group	371
17,700	*,e	So-Young International, Inc (ADR)	197
299,241	*	Spotify Technology S.A.	94,159
41,100		Square Enix Co Ltd	2,492
303,260	*	Stillfront Group AB	3,680
36,391	*,e	Storytel AB	1,201
30,022		Stroer Out-of-Home Media AG.	2,967
461,227	*	Take-Two Interactive Software, Inc	95,838
3,034	*	Tamedia AG.	242
134,632	*	Team17 Group plc	1,458
98,222	*	TechTarget, Inc	5,806
20,100		Tecmo Koei Holdings Co Ltd	1,227
571,783		TEGNA, Inc	7,976
48,831		Telenet Group Holding NV	2,089
342,096		Television Broadcasts Ltd	353
2,937		TEN Square Games S.A.	437
9,401,359		Tencent Holdings Ltd	676,463
834,185	*	Tencent Music Entertainment (ADR)	16,050
9,500	e	Toei Animation Co Ltd	745
5,684		Toei Co Ltd	930
50,270		Toho Co Ltd	2,120
36,600		Tokyo Broadcasting System, Inc	644
138,800	*	Tongdao Liepin Group	334
25,782		Tribune Publishing Co	353
152,465	*	TripAdvisor, Inc	4,388
160,710	*	TrueCar, Inc	675
24,551		TV Asahi Corp	403
6,500		TV Tokyo Corp	145
1,876,005	*	Twitter, Inc	101,586
247,092	*	Ubisoft Entertainment	23,812
10,900	*,e	UUUM, Inc	169
17,458		ValueCommerce Co Ltd	541
32,335	*,e	Vector, Inc	313
2,571,100		VGI PCL	571
15,727		ViacomCBS, Inc (Class A)	595
1,103,471		ViacomCBS, Inc (Class B)	41,115
585,774		Vivendi Universal S.A.	18,894
4,420,238	*	Walt Disney Co	800,859
14,449	*	Webzen, Inc	461
24,126	*,e	Weibo Corp (ADR)	989
6,898	*	WeMade Entertainment Co Ltd	245
168,190	*	WideOpenWest, Inc	1,795
82,426		World Wrestling Entertainment, Inc (Class A)	3,961
1,400		Wowow, Inc	38
1,541,908		WPP plc	16,708
58,523		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	280
67,000	*	XD, Inc	405
781,376	*	Yandex NV	54,368
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
247,605	*	Yelp, Inc	$8,089
7,671	*	YG Entertainment, Inc	316
303,705		YouGov plc	4,340
2,287,601		Z Holdings Corp	13,843
364,365		ZEE Telefilms Ltd	1,118
35,450		Zenrin Co Ltd	434
397,313	*	Zhejiang Century Huatong Group Co Ltd	432
63,000		ZIGExN Co Ltd	242
88,595	*,e	Zillow Group, Inc (Class A)	12,044
247,026	*,e	Zillow Group, Inc (Class C)	32,064
1,471,196	*	Zynga, Inc	14,521
		TOTAL MEDIA & ENTERTAINMENT	9,074,077

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
255,981	*	10X Genomics, Inc	36,247
546,651	*,g	3SBio, Inc	499
56,410	*	89bio, Inc	1,375
36,741		Aarti Drugs Ltd	355
32,464	*,e	AB Science S.A.	790
5,647,877		AbbVie, Inc	605,170
218,245		Abcam plc	4,626
89,334	*	Abeona Therapeutics, Inc	140
20,552	*	ABLBio, Inc	590
488,585	*	Acadia Pharmaceuticals, Inc	26,120
90,205	*	Acceleron Pharma, Inc	11,541
130,498	*,e	AcelRx Pharmaceuticals, Inc	162
131,781	*	Adaptive Biotechnologies Corp	7,792
39,398		Adcock Ingram Holdings Ltd	123
244,000	*	Adimmune Corp	485
52,178	*,e	ADMA Biologics, Inc	102
140,281	*	Adverum Biotechnologies, Inc	1,521
36,293	*	Aeglea BioTherapeutics, Inc	286
101,841	*,e	Aerie Pharmaceuticals, Inc	1,376
120,272	*	Affimed NV	700
122,226	*	Agenus, Inc	389
63,006	*,e	Agile Therapeutics, Inc	181
74,331		Agilent Technologies, Inc	8,807
115,763	*	Agios Pharmaceuticals, Inc	5,016
19,335		Ajanta Pharma Ltd	432
99,827	*	Akebia Therapeutics, Inc	280
11,675	*	Akero Therapeutics, Inc	301
10,394	*	Akouos, Inc	206
17,026	*	Albireo Pharma, Inc	639
75,281	*,†,e	Alder Biopharmaceuticals Inc	66
76,741	*	Alector, Inc	1,161
47,751		Alembic Pharmaceuticals Ltd	675
255,677	*	Alexion Pharmaceuticals, Inc	39,947
6,572	*	Aligos Therapeutics, Inc	182
6,741	*	ALK-Abello AS	2,777
86,034	*	Alkermes plc	1,716
27,009	*,e	Allakos, Inc	3,781
507,032		Alliance Pharma plc	607
71,818	*,e	Allogene Therapeutics, Inc	1,813
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,304	*,e	Allovir, Inc	$973
184,263	*	Alnylam Pharmaceuticals, Inc	23,949
8,097	*	Alteogen, Inc	1,342
17,894	*	ALX Oncology Holdings, Inc	1,542
816,552		Amgen, Inc	187,742
10,710	*	Amicogen, Inc	380
982,773	*	Amicus Therapeutics, Inc	22,692
265,114	*	Amneal Pharmaceuticals, Inc	1,212
71,029	*	Amphastar Pharmaceuticals, Inc	1,428
33,760	*	AnaptysBio, Inc	726
46,349	*,e	Anavex Life Sciences Corp	250
130,372	*,e	AnGes MG, Inc	1,574
12,733	*,e	ANI Pharmaceuticals, Inc	370
22,578	*,e	Anika Therapeutics, Inc	1,022
18,806	*	Annexon, Inc	471
5,225	*	Anterogen Co Ltd	300
1,287,120	*,†	Anxin-China Holdings Ltd	2
79,033	*,e	Apellis Pharmaceuticals, Inc	4,521
37,071		Apeloa Pharmaceutical Co Ltd	132
300,921	*,e	Aphria, Inc	2,080
37,688	*,e	Applied Genetic Technologies Corp	154
11,475	*,e	Applied Molecular Transport, Inc	353
12,072	*,e	Applied Therapeutics, Inc	266
6,430	*,e	Aprea Therapeutics, Inc	32
66,907	*,e	Aptinyx, Inc	231
133,598	*,e	Aquestive Therapeutics, Inc	715
11,607	*,e	Aravive Inc	65
28,116	*	Arcturus Therapeutics Holdings, Inc	1,220
80,473	*	Arcus Biosciences, Inc	2,089
103,094	*,e	Arcutis Biotherapeutics, Inc	2,900
117,801	*	Ardelyx, Inc	762
184,548	*	Arena Pharmaceuticals, Inc	14,179
70,614	*	Argenx SE	20,809
214,403	*	Arrowhead Pharmaceuticals Inc	16,451
58,415	*	Arvinas, Inc	4,961
272,000	*,e,g	Ascletis Pharma, Inc	101
20,596		ASKA Pharmaceutical Co Ltd	319
164,365	*	Aspen Pharmacare Holdings Ltd	1,405
38,056	*	Assembly Biosciences, Inc	230
1,087,484		Astellas Pharma, Inc	16,838
4,228		AstraZeneca Pharma India Ltd	267
3,066,116		AstraZeneca plc	305,732
966,988	e	AstraZeneca plc (ADR)	48,340
26,816		Asymchem Laboratories Tianjin Co Ltd	1,227
272,750	*	Atara Biotherapeutics, Inc	5,354
9,798	*	Atea Pharmaceuticals, Inc	409
22,474	*	ATGen Co Ltd	436
171,864	*	Athenex, Inc	1,901
157,580	*,e	Athersys, Inc	276
8,323	*	Athira Pharma, Inc	285
29,114	*,e	Atreca, Inc	470
117,957	*,e	Aurinia Pharmaceuticals, Inc	1,627
546,990		Aurobindo Pharma Ltd	6,888
238,417	*,e	Aurora Cannabis, Inc	1,985
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
271,146	*	Avacta Group plc	$423
3,629,167	*	Avantor, Inc	102,161
6,333	*,e	Avenue Therapeutics, Inc	38
25,162	*,e	AVEO Pharmaceuticals, Inc	145
357,768	*	Avid Bioservices, Inc	4,129
14,702	*,e	Avidity Biosciences, Inc	375
22,619	*,e	Avrobio, Inc	315
22,308	*	Axcella Health, Inc	116
200,469	*,e	Axsome Therapeutics, Inc	16,332
2,412	*,e	Aytu BioScience, Inc	14
6,301		Bachem Holding AG.	2,818
11,894	*	Basilea Pharmaceutica	714
295,906	*	Bausch Health Cos, Inc	6,139
59,575	*,e	Bavarian Nordic AS	1,816
389,144		Bayer AG.	22,925
64,203	*,e	Beam Therapeutics, Inc	5,242
18,858	*	BeiGene Ltd (ADR)	4,873
36,091		Beijing Tiantan Biological Products Corp Ltd	230
213,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	224
126,383	*	Berkeley Lights, Inc	11,300
21,661		Betta Pharmaceuticals Co Ltd	355
48,464	*,e	Beyondspring Inc	591
10,820		BGI Genomics Co Ltd	212
21,294	*	Binex Co Ltd	522
37,664	e,g	BioArctic AB	437
184,636	*	Biocon Ltd	1,176
397,157	*,e	BioCryst Pharmaceuticals, Inc	2,959
578,758	*	BioDelivery Sciences International, Inc	2,431
17,894		Biogaia AB (B Shares)	1,164
253,569	*	Biogen, Inc	62,089
117,530	*	Biohaven Pharmaceutical Holding Co Ltd	10,073
461,357	*	BioMarin Pharmaceutical, Inc	40,456
13,550	*	Bioneer Corp	222
1	*	BioNTech SE (ADR)	0	^
6,947	*	Bio-Rad Laboratories, Inc (Class A)	4,050
64,495		Biotage AB	1,090
17,105		Bio-Techne Corp	5,432
305,938	*	Biovitrum AB	6,157
16,917	*,e	Bioxcel Therapeutics Inc	782
12,706	*	Black Diamond Therapeutics, Inc	407
120,767	*	Bluebird Bio, Inc	5,226
86,498	*	Blueprint Medicines Corp	9,701
5,035		Boiron S.A.	254
51,293	*,g	BoneSupport Holding AB	484
17,350	*	Boryung Pharmaceutical Co Ltd	305
24,956	*,e	BrainStorm Cell Therapeutics, Inc	113
94,299	*,e	Bridgebio Pharma, Inc	6,706
4,002,120		Bristol-Myers Squibb Co	248,252
33,654		Bruker BioSciences Corp	1,822
27,572		Bukwang Pharmaceutical Co Ltd	715
6,970	*	C4 Therapeutics, Inc	231
41,468	*,e	Cabaletta Bio, Inc	518
53,552	*,e	Calithera Biosciences, Inc	263
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
29,479	*	Calliditas Therapeutics AB	$499
6,037	*,e	Calyxt, Inc	25
32,188	*,e	Camurus AB	728
206,270	*,e	Canopy Growth Corp (Toronto)	5,075
27,675	*,e,g	CanSino Biologics, Inc	630
92,875	*	Cantargia AB	722
115,069	*,e	Cara Therapeutics, Inc	1,741
170,195	*	CareDx, Inc	12,331
2,312		Caregen Co Ltd	153
42,827	*	CASI Pharmaceuticals, Inc	126
137,514	*,e	Cassava Sciences, Inc	938
21,976	*,e	Catabasis Pharmaceuticals, Inc	47
672,550	*	Catalent, Inc	69,992
51,870	*	Catalyst Biosciences, Inc	327
255,975	*	Catalyst Pharmaceuticals, Inc	855
68,429	*	Cellectis S.A.	1,957
20,950	*	CELLINK AB	591
4,881	*	Cellivery Therapeutics, Inc	847
2,000	*	CellSource Co Ltd	211
6,964	*	Celltrion Pharm Inc	1,532
85,077	*,e	Celltrion, Inc	28,160
12,060	*	Cellular Biomedicine Group, Inc	222
24,257	*,e	CEL-SCI Corp	283
230,765		Center Laboratories, Inc	569
20,920	*	Centogene NV	226
30,590	*	Cerecor Inc	81
6,797	*	Champions Oncology, Inc	73
9,914		Changchun High & New Technology Industry Group, Inc	681
89,292	*	Charles River Laboratories International, Inc	22,311
111,285	*,e	Charlottes Web Holdings, Inc	366
7,945	*	Checkmate Pharmaceuticals, Inc	116
70,388	*,e	Checkpoint Therapeutics Inc	187
67,871	*	ChemoCentryx, Inc	4,203
44,144		Chemometec A.S.	4,193
20,434		Chengdu Kanghong Pharmaceutical Group Co Ltd	151
80,853	*	Chiasma, Inc	352
83,853	*	Chimerix, Inc	405
1,212,000		China Grand Pharmaceutical and Healthcare Holdings Ltd	1,076
545,660		China Medical System Holdings Ltd	610
660,393	g	China Resources Pharmaceutical Group Ltd	340
12,420		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	47
584,560		China Shineway Pharmaceutical Group Ltd	400
17,882	*	Chinook Therapeutics, Inc	284
2,327	*	Chong Kun Dang Pharm Corp	274
5,386	*	Chong Kun Dang Pharmaceutical Corp	1,124
38,780		Chongqing Zhifei Biological Products Co Ltd	877
10,289	*	Choongwae Pharma Corp	333
40,182	*,e	ChromaDex Corp	193
447,399		Chugai Pharmaceutical Co Ltd	23,871
30,510	*,e	Cidara Therapeutics, Inc	61
365,663		Cipla Ltd	4,107
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,094,000	e	CK Life Sciences International Holdings, Inc	$351
128,547		Clinigen Group plc	1,188
112,159		Clinuvel Pharmaceuticals Ltd	1,929
168,551	*,e	Clovis Oncology, Inc	809
76,893	*	CMG Pharmaceutical Co Ltd	410
95,637	*	Codexis, Inc	2,088
3,437	*	Codiak Biosciences, Inc	111
23,880	*,e	Cohbar, Inc	32
155,294	*,e	Coherus Biosciences, Inc	2,699
30,229	*	Collegium Pharmaceutical, Inc	605
155,037	*,e	Compugen Ltd	1,877
50,771	*	Concert Pharmaceuticals, Inc	642
72,237	*	Constellation Pharmaceuticals, Inc	2,080
324,126		Consun Pharmaceutical Group Ltd	127
49,738	*,e	ContraFect Corp	251
47,467	*	Corbus Pharmaceuticals Holdings, Inc	59
134,124	*	Corcept Therapeutics, Inc	3,509
142,192	*,e	CorMedix Inc	1,056
18,023	*,e	Cortexyme Inc	501
8,508	*,e	COSMO Pharmaceuticals NV	817
54,908	*	Crinetics Pharmaceuticals, Inc	775
33,706	*	CRISPR Therapeutics AG.	5,161
211,522	*,e	Cronos Group, Inc	1,469
26,971	*	CrystalGenomics, Inc	445
544,744		CSL Ltd	119,022
3,676,054		CSPC Pharmaceutical Group Ltd	3,743
568,500	*,g	CStone Pharmaceuticals	739
60,638	*	Cue Biopharma, Inc	759
112,717	*	Cymabay Therapeutics, Inc	647
177,607	*,e	Cytokinetics, Inc	3,691
96,185	*	CytomX Therapeutics, Inc	630
95,647		Da An Gene Co Ltd	502
10,243	*	Daewon Pharmaceutical Co Ltd	183
42,882	*	Daewoong Co Ltd	1,991
3,376	*	Daewoong Pharmaceutical Co Ltd	514
6,302,593		Daiichi Sankyo Co Ltd	215,991
12,201		Daito Pharmaceutical Co Ltd	440
666,032		Dechra Pharmaceuticals plc	31,368
65,234	*	Deciphera Pharmaceuticals, Inc	3,723
100,075	*,e	Denali Therapeutics, Inc	8,382
24,359		Dermapharm Holding SE	1,695
7,709	*,e	DermTech, Inc	250
140,223	*	Dicerna Pharmaceuticals, Inc	3,089
54,960		Divi S Laboratories Ltd	2,890
2,505	*	Dong-A Pharmaceutical Co Ltd	283
3,970	*	Dong-A ST Co Ltd	324
17,971		Dong-E-E-Jiao Co Ltd	106
18,276	*	DongKook Pharmaceutical Co Ltd	493
14,841	*	Dongsung Pharmaceutical Co Ltd	171
13,513	*	Dongwha Pharm Co Ltd	245
172,559		Dr Reddy’s Laboratories Ltd	12,286
96,374	e	Dr Reddys Laboratories Ltd (ADR)	6,871
270,900		Duopharma Biotech Bhd	228
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
306,069	*,e	Durect Corp	$634
19,868	*	Dyadic International, Inc	107
91,806	*,e	Dynavax Technologies Corp	409
9,230	*	Dyne Therapeutics, Inc	194
8,405	*	Eagle Pharmaceuticals, Inc	391
160,669	*	Ecofibre Ltd	236
134,274	*,e	Editas Medicine, Inc	9,414
8,281	*,e	Eidos Therapeutics, Inc	1,090
29,183	*	Eiger BioPharmaceuticals, Inc	359
375,090		Eisai Co Ltd	26,824
521,023	*	Elanco Animal Health, Inc	15,980
1,750,596		Eli Lilly & Co	295,571
16,249	*,e	Eloxx Pharmaceuticals, Inc	65
101,835	*	Emergent Biosolutions, Inc	9,124
29,830	*	Enanta Pharmaceuticals, Inc	1,256
264,831	*	Endo International plc	1,901
6,163	*,e	Enochian Biosciences Inc	18
4,914	*	Enzychem Lifesciences Corp	477
16,931	*	Eone Diagnomics Genome Center Co Ltd	149
93,432	*,e	Epizyme, Inc	1,015
29,600		EPS Co Ltd	280
39,199	*	Ergomed plc	565
27,577	g	Eris Lifesciences Ltd	219
30,042	*,e	Esperion Thereapeutics, Inc	781
246,000		Essex Bio-technology Ltd	135
14,538	*,e	Eton Pharmaceuticals, Inc	118
20,619	*	Eubiologics Co Ltd	405
224,967	e	Eurofins Scientific SE	18,862
5,556	*	Eutilex Co Ltd	193
19,217	*,e	Evelo Biosciences, Inc	232
73,697	*,e	Evofem Biosciences Inc	178
28,258	*,e	Evolus, Inc	95
150,336	*,e	Evotec AG.	5,555
324,271	*	Exact Sciences Corp	42,963
490,727	*	Exelixis, Inc	9,849
60,698	*	Exicure, Inc	107
512,146		Faes Farma S.A. (Sigma)	2,184
169,858	*	Fate Therapeutics, Inc	15,445
32,059		FDC Ltd	146
49,259	*,e	Fennec Pharmaceuticals, Inc	367
130,865	*,e	FibroGen, Inc	4,854
132,091	*	Five Prime Therapeutics, Inc	2,247
135,875	*,e	Flexion Therapeutics, Inc	1,568
411,595	*	Fluidigm Corp	2,470
4,741	*	Foghorn Therapeutics, Inc	96
15,993	*	Forma Therapeutics Holdings, Inc	558
54,091	*,e	Fortress Biotech, Inc	171
18,491	*,e	Frequency Therapeutics, Inc	652
15,900		Fuji Pharma Co Ltd	192
87,371	*,e	Fulcrum Therapeutics, Inc	1,023
188,938	*	G1 Therapeutics, Inc	3,399
3,543	*,e	Galapagos NV	348
38,939	*,e	Galectin Therapeutics, Inc	87
7,896	*,e	Galera Therapeutics, Inc	81
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
31,812	*	GeneOne Life Science, Inc	$631
9,446	*	Generation Bio Co	268
25,400	*	Genetron Holdings Ltd (ADR)	356
14,434	*	Genexine Co Ltd	1,657
242,476	*	Genmab A.S. (ADR)	9,859
135,142	*	Genmab AS	54,799
631,556	*,e	Genomma Lab Internacional S.A. de C.V.	598
26,668	*,e	Genprex, Inc	111
455,386	*	Genscript Biotech Corp	663
83,742		Genus plc	4,792
471,875	*,e	Geron Corp	750
33,606		Gerresheimer AG.	3,624
717,363		Gilead Sciences, Inc	41,794
1,611,096		GlaxoSmithKline plc	29,480
277,365		Glenmark Pharmaceuticals Ltd	1,873
358,540	*	Global Blood Therapeutics, Inc	15,528
291,858	*	GlycoMimetics, Inc	1,097
44,901	*	GNI Group Ltd	788
111,155	*	Gossamer Bio, Inc	1,075
122,832		Granules India Ltd	592
3,889	*	Graybug Vision, Inc	113
4,877	*	Green Cross Cell Corp	230
4,637	*	Green Cross Corp	1,736
16,598	*	Green Cross Holdings Corp	635
4,129	*	Green Cross LabCell Corp	351
24,915	e	Grifols S.A.	727
57,052	*,e	Gritstone Oncology, Inc	225
17,531	*	G-treeBNT Co Ltd	472
36,412		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	163
8	*	GW Pharmaceuticals plc	0	^
5,822		H Lundbeck AS	199
351,652	*	Halozyme Therapeutics, Inc	15,019
24,414	*	Han All Pharmarceutical Co	845
7,082	*	Handok Pharmaceuticals Co Ltd	218
104,370		Hangzhou Tigermed Consulting Co Ltd	2,577
112,553	*,g	Hangzhou Tigermed Consulting Co Ltd (Hong Kong)	2,610
2,460	*	Hanmi Pharm Co Ltd	831
31,562	*	Hansa Medical AB	922
477,839	*,g	Hansoh Pharmaceutical Group Co Ltd	2,316
3,889	*,e	Harmony Biosciences Holdings, Inc	141
73,336	*,e	Harpoon Therapeutics, Inc	1,218
21,726	*,e	Harrow Health, Inc	149
58,910	*	Harvard Bioscience, Inc	253
23,000	*,e	HEALIOS KK	439
171,420	*,e	Heron Therapeutics, Inc	3,628
68,691		Hikma Pharmaceuticals plc	2,361
659		Hisamitsu Pharmaceutical Co, Inc	39
23,538	*	Homology Medicines, Inc	266
13,721	*,e	Hookipa Pharma, Inc	152
1,007,899	*	Horizon Therapeutics Plc	73,728
2,548,684	*,†,e	Hua Han Health Industry Holdings Ltd	20
89,737		Hualan Biological Engineering, Inc	580
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
18,535		Hubei Jumpcan Pharmaceutical Co Ltd	$57
5,132	*	Hugel, Inc	888
67,648		Humanwell Healthcare Group Co Ltd	350
4,362		Huons Co Ltd	249
4,233		Huons Global Co Ltd	114
31,143	*	Hutchison China MediTech Ltd (ADR)	997
147,644		Hypermarcas S.A.	976
156,109	*,e	iBio, Inc	164
40,856	*	ICON plc	7,966
40,641	*,e	Ideaya Biosciences, Inc	569
112,991	*,e	Idorsia Ltd	3,261
5,918	*,e	IGM Biosciences, Inc	523
7,562	*	Il Dong Pharmaceutical Co Ltd	132
449,739	*	Illumina, Inc	166,403
10,467	*	Ilyang Pharmaceutical Co Ltd	635
5,051	*,e	IMARA, Inc	111
32,579	*	Immunic, Inc	498
339,769	*	Immunogen, Inc	2,192
123,000	*	Immunotech Biopharm Ltd	177
126,256	*	Immunovant, Inc	5,832
254,875	*	Incyte Corp	22,169
1,306,334	*	Indivior plc	1,944
8,457	*	Inhibrx, Inc	279
132,191	*,e	Innate Pharma S.A.	562
757,000	*,g	InnoCare Pharma Ltd	1,317
1,203,573	*,g	Innovent Biologics, Inc	12,710
299,427	*	Innoviva, Inc	3,710
414,205	*,e	Inovio Pharmaceuticals, Inc	3,666
5,992	*	Inozyme Pharma, Inc	124
185,302	*	Insmed, Inc	6,169
134,009	*	Intellia Therapeutics, Inc	7,290
19,034	*	Intercept Pharmaceuticals, Inc	470
182,390	*	Intersect ENT, Inc	4,177
135,848	*,e	Intra-Cellular Therapies, Inc	4,320
19,971	*	iNtRON Biotechnology, Inc	513
271,411	*,e	Invitae Corp	11,348
15,314		IOL Chemicals and Pharmaceuticals Ltd	155
223,041	*	Ionis Pharmaceuticals, Inc	12,611
200,295	*	Iovance Biotherapeutics, Inc	9,294
58,875		Ipca Laboratories Ltd	1,763
9,506		Ipsen	786
370,948	*	IQVIA Holdings, Inc	66,463
378,577	*	Ironwood Pharmaceuticals, Inc	4,312
31,868	*	iTeos Therapeutics, Inc	1,078
382,395	*	IVERIC bio, Inc	2,642
453,519	*	Jazz Pharmaceuticals plc	74,853
29,080		JB Chemicals & Pharmaceuticals Ltd	404
58,244		JCR Pharmaceuticals Co Ltd	1,378
3,626	*	Jeil Pharmaceutical Co Ltd	209
8,528	*	JETEMA Co Ltd	180
128,697		Jiangsu Hengrui Medicine Co Ltd	2,193
32,366		Jilin Aodong Pharmaceutical Group Co Ltd	82
44,315		Jinyu Bio-Technology Co Ltd	142
4,907,358		Johnson & Johnson	772,320
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
40,458		Joincare Pharmaceutical Group Industry Co Ltd	$86
83,126	*	Jounce Therapeutics, Inc	582
56,960		Jubilant Organosys Ltd	660
26,749	*	JW Holdings Corp	144
167,801	*	Kadmon Holdings, Inc	696
69,979		Kaken Pharmaceutical Co Ltd	2,704
117,542	*,e	Kala Pharmaceuticals, Inc	797
20,240	*,e	Kaleido Biosciences Inc	184
35,339	*	KalVista Pharmaceuticals Inc	671
72,227	*	Karo Pharma AB	460
20,900	*	Karuna Therapeutics, Inc	2,123
329,926	*,e	Karyopharm Therapeutics, Inc	5,107
49,425	*	Keros Therapeutics, Inc	3,486
77,422	*	Kezar Life Sciences, Inc	404
35,722	*	Kindred Biosciences, Inc	154
136,047	*	Kiniksa Pharmaceuticals Ltd	2,404
22,300		Kissei Pharmaceutical Co Ltd	484
114,514	*	Knight Therapeutics, Inc	481
45,543	*	Kodiak Sciences, Inc	6,691
28,385	*	Komipharm International Co Ltd	352
6,701	*	Korea United Pharm Inc	410
9,437	*	Kronos Bio, Inc	282
9,408	*	Krystal Biotech Inc	564
196,664	*	Kura Oncology, Inc	6,423
23,675	*	Kwang Dong Pharmaceutical Co Ltd	224
8,525	*	Kymera Therapeutics, Inc	529
35,881		Kyorin Co Ltd	675
93,470		Kyowa Hakko Kogyo Co Ltd	2,552
10,639		L&C Bio Co Ltd	338
99,921	*,e	La Jolla Pharmaceutical Co	388
80,342		Laboratorios Almirall S.A.	1,069
59,733	*,e	Lannett Co, Inc	389
424,373	g	Laurus Labs Ltd	2,055
177,500		Lee’s Pharmaceutical Holdings Ltd	108
12,709	*	LegoChem Biosciences, Inc	822
77,179	*,e	Lexicon Pharmaceuticals, Inc	264
14,641	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,456
32,999	*,e	Liquidia Technologies, Inc	97
22,017		Livzon Pharmaceutical Group, Inc	137
12,572	*,e	LogicBio Therapeutics, Inc	96
465,981		Lonza Group AG.	300,169
70,000	*	Lotus Pharmaceutical Co Ltd	200
88,373		Luminex Corp	2,043
208,250		Lupin Ltd	2,787
750,314	e,g	Luye Pharma Group Ltd	349
4,455	*	Lyra Therapeutics, Inc	51
25,978		Maccura Biotechnology Co Ltd	185
209,346	*	MacroGenics, Inc	4,786
6,132	*,e	Madrigal Pharmaceuticals, Inc	682
83,113	*	Magenta Therapeutics, Inc	652
431,356	*,e	MannKind Corp	1,350
100,000	*	Maravai LifeSciences Holdings, Inc	2,805
18,269	*,e	Marinus Pharmaceuticals, Inc	223
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,487	*,e	Marker Therapeutics Inc	$37
3,621,766	*	Mayne Pharma Group Ltd	963
41,053	*,e	MediciNova, Inc	216
102,000	*	Medigen Vaccine Biologics Corp	371
70,359	*	Medpace Holdings, Inc	9,794
8,921	*	MedPacto, Inc	969
3,700		Medy-Tox, Inc	597
273,130		Mega Lifesciences PCL	326
93,906	*	MEI Pharma, Inc	248
32,323	*	MeiraGTx Holdings plc	489
7,855,585		Merck & Co, Inc	642,587
51,473		Merck KGaA	8,828
5,383		Merck Ltd	502
119,654	*	Mersana Therapeutics, Inc	3,184
473,074	*,e	Mesoblast Ltd	817
42,566	*	Mettler-Toledo International, Inc	48,512
5,208	*	Mezzion Pharma Co Ltd	844
29,531	*	Minerva Neurosciences, Inc	69
55,101	*	Mirati Therapeutics, Inc	12,102
10,491	*,e	Mirum Pharmaceuticals, Inc	183
16,004	*,e	Mithra Pharmaceuticals S.A.	384
26,375		Mochida Pharmaceutical Co Ltd	1,004
8,800	*,e	Modalis Therapeutics Corp	189
420,042	*	Moderna, Inc	43,882
21,122	*,e	Molecular Partners AG.	495
25,094	*	Molecular Templates, Inc	236
16,830	*,e	Morphic Holding, Inc	565
41,022	*	Morphosys AG.	4,796
324,589	*,e	Mustang Bio, Inc	1,229
114,625	*	Myriad Genetics, Inc	2,267
11,883		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	64
130,405	*	NanoString Technologies, Inc	8,721
20,893	*,e	NantKwest, Inc	279
73,270		Natco Pharma Ltd	966
260,616	*,e	Natera, Inc	25,937
208,654	*,e	Nektar Therapeutics	3,547
156,054	*	NeoGenomics, Inc	8,402
48,429	*	Neoleukin Therapeutics, Inc	683
64,947	*	Neubase Therapeutics, Inc	454
4,261	*,e	NeuroBo Pharmaceuticals, Inc	22
147,760	*	Neurocrine Biosciences, Inc	14,163
16,091	*,e	NextCure Inc	175
28,225	*,e	NGM Biopharmaceuticals Inc	855
51,702		Nichi-iko Pharmaceutical Co Ltd	489
20,000		Nippon Shinyaku Co Ltd	1,313
19,873	*	Nkarta, Inc	1,222
75,798	*	Novacyt S.A.	907
1,714,521	e	Novartis AG.	161,436
151,110	*,e	Novavax, Inc	16,850
1,470,449		Novo Nordisk AS	102,577
34,945	*	Nurix Therapeutics, Inc	1,149
36,007	*,e	Nymox Pharmaceutical Corp	89
96,963	*	OBI Pharma, Inc	479
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
159,827	*	Ocular Therapeutix, Inc	$3,308
11,494	*	Odonate Therapeutics, Inc	221
89,182	*,e	Omeros Corp	1,274
49,468	*,e	Oncocyte Corp	118
80,054	*,g	Oncopeptides AB	1,644
4,313	*	Oncorus, Inc	139
168,679	*	Oneness Biotech Co Ltd	1,449
380,020		Ono Pharmaceutical Co Ltd	11,452
661,571	*,e	Opko Health, Inc	2,613
132,164	*,e	Optinose, Inc	547
252,892	*,e	Organigram Holdings, Inc	336
46,777	*	Organogenesis Holdings Inc	352
32,393	*,e	Orgenesis, Inc	146
18,374	*,e	ORIC Pharmaceuticals, Inc	622
55,523		Orion Oyj (Class B)	2,550
16,234	*	Oscotec, Inc	982
31,000	*,e	Osmotica Pharmaceuticals plc	128
49,980	e	Otsuka Holdings KK	2,141
42,789	*,e	Ovid therapeutics, Inc	99
60,661	*	Oxford Biomedica plc	854
25,793	*,e	Oyster Point Pharma, Inc	485
309,485	*	Pacific Biosciences of California, Inc	8,028
59,082	*,e	Pacira BioSciences Inc	3,535
890,125	*	Paion AG.	2,610
13,004	*	Pandion Therapeutics, Inc	193
29,583	*,e	Paratek Pharmaceuticals, Inc	185
23,407	*,e	Passage Bio, Inc	599
59,500	*	PeptiDream, Inc	3,027
62,947		PerkinElmer, Inc	9,033
182,069		Perrigo Co plc	8,142
18,986	*	Personalis, Inc	695
12,114,323		Pfizer, Inc	445,928
23,400	*,e	Pharma Foods International Co Ltd	462
21,882	e	Pharma Mar S.A.	1,913
3,641	*	PHARMA RESEARCH PRODUCTS Co Ltd	192
78,472		PharmaEngine Inc	162
141,480	*	PharmaEssentia Corp	474
69,951	*,†	Pharmally International Holding Co Ltd	70
115,482	g	Pharmaron Beijing Co Ltd	1,952
44,991	*	Pharmicell Co Ltd	718
2,804,623	*,e	Pharming Group NV	4,358
30,882	*,e	PhaseBio Pharmaceuticals Inc	104
26,476	*,e	Phathom Pharmaceuticals, Inc	880
99,664		Phibro Animal Health Corp	1,935
38,913	*	Pieris Pharmaceuticals, Inc	97
7,417	*,e	Pliant Therapeutics, Inc	169
9,013	*	PMV Pharmaceuticals, Inc	554
9,359	*	Poseida Therapeutics, Inc	103
310,119	*	PPD, Inc	10,612
118,528	*,e	PRA Health Sciences, Inc	14,868
7,441	*,e	Praxis Precision Medicines, Inc	409
304,748	*,e	Precigen, Inc	3,108
31,947	*	Precision BioSciences Inc	266
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,223	*	Prelude Therapeutics, Inc	$517
97,995	*	Prestige Consumer Healthcare, Inc.	3,417
51,523	*,e	Prevail Therapeutics, Inc	1,189
83,715	*,†	Progenics Pharmaceuticals, Inc	0
24,087	*	Protagonist Therapeutics, Inc	486
15,603	*,e	Protara Therapeutics, Inc	378
99,443	*	Prothena Corp plc	1,194
37,819	*,e	Provention Bio, Inc	641
8,768,106		PT Kalbe Farma Tbk	924
64,506	*	PTC Therapeutics, Inc	3,937
47,599	*	Puma Biotechnology, Inc	488
50,773	*	QIAGEN NV	2,683
116,630	*,e	QIAGEN NV (Turquoise)	6,048
79,947	*	Quanterix Corp	3,718
126,018	*	Radius Health, Inc	2,251
10,175	*,e	RAPT Therapeutics, Inc	201
42,097	*,e	Reata Pharmaceuticals, Inc	5,204
96,973	e	Recipharm AB (B Shares)	2,586
8,734		Recordati S.p.A.	486
20,804	*	Recro Pharma, Inc	59
304,677	*	Regeneron Pharmaceuticals, Inc	147,193
24,188	*,e	REGENXBIO, Inc	1,097
29,611	*	Relay Therapeutics, Inc	1,231
1,938,327	*,e	Relief Therapeutics Holding AG.	589
10,976	*,e	Relmada Therapeutics, Inc	352
90,101	*	Repligen Corp	17,266
58,100	*,e	Replimune Group, Inc	2,217
109,635	*	Revance Therapeutics, Inc	3,107
47,038	*,e	REVOLUTION Medicines, Inc	1,862
33,415	*	Rhythm Pharmaceuticals, Inc	993
147,587		Richter Gedeon Rt	3,704
283,412	*	Rigel Pharmaceuticals, Inc	992
1,118,639		Roche Holding AG.	389,620
33,199	*	Rocket Pharmaceuticals, Inc	1,821
165,188		Royalty Pharma plc	8,268
54,584	*,e	Rubius Therapeutics, Inc	414
63,293	*	Sage Therapeutics, Inc	5,475
10,681	*	Sam Chun Dang Pharm Co Ltd	809
6,404	*	Samjin Pharmaceutical Co Ltd	161
37,154	*,g	Samsung Biologics Co Ltd	28,288
24,124	*,e	SanBio Co Ltd	313
375,589	*	Sangamo Therapeutics Inc	5,861
7,242		Sanofi India Ltd	825
2,607,344		Sanofi-Aventis	252,712
162,630		Santen Pharmaceutical Co Ltd	2,641
199,028	*	Sarepta Therapeutics, Inc	33,932
51,399		Sartorius Stedim Biotech	18,285
10,385	*,e	Satsuma Pharmaceuticals, Inc	48
74,571		Saudi Pharmaceutical Industries & Medical Appliances Corp	779
40,417		Sawai Pharmaceutical Co Ltd	1,834
161,687	*	Schnell Biopharmaceuticals, Inc	196
40,468	*,e	Scholar Rock Holding Corp	1,964
177,960		Scinopharm Taiwan Ltd	183
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,729	*	scPharmaceuticals, Inc	$41
717,505	*	Seagen, Inc	125,664
55,619		Searle Co Ltd	87
16,197		Seegene, Inc	2,883
38,000		Seikagaku Corp	375
217,200	*,e	Selecta Biosciences, Inc	658
75,583	*,e	Seres Therapeutics, Inc	1,852
15,713		Shandong Buchang Pharmaceuticals Co Ltd	55
48,688		Shanghai Fosun Pharmaceutical Group Co Ltd	403
474,929		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	2,270
319,000		Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	157
335,800		Shanghai Haixin Group Co	115
33,941	g	Shanghai Haohai Biological Technology Co Ltd	204
163,337		Shanghai RAAS Blood Products Co Ltd	185
15,743	*	Shattuck Labs, Inc	825
18,875		Shenzhen Hepalink Pharmaceutical Group Co Ltd	50
17,030		Shenzhen Kangtai Biological Products Co Ltd	454
33,025		Shenzhen Salubris Pharmaceuticals Co Ltd	143
15,148		Shijiazhuang Yiling Pharmaceutical Co Ltd	59
24,409		Shilpa Medicare Ltd	151
12,403	*	Shin Poong Pharmaceutical Co Ltd	1,416
83,032		Shionogi & Co Ltd	4,539
29,355		Sichuan Kelun Pharmaceutical Co Ltd	87
4,121		Siegfried Holding AG.	3,033
43,406	*	SIGA Technologies, Inc	316
2,803,000		Sihuan Pharmaceutical Holdings	296
32,473	*	Silence Therapeutics plc	228
13,434	*,†,e	SillaJen, Inc	0
4,368,236		Sino Biopharmaceutical	4,213
13,734	*	SK Biopharmaceuticals Co Ltd	2,141
68,247	*	Soleno Therapeutics, Inc	132
45,984	*,e	Solid Biosciences, Inc	349
328,817	*,e	Sorrento Therapeutics, Inc	2,244
77,908	*	Sosei Group	1,361
639,505	*	Sotera Health Co	17,548
231,188	*	Spectrum Pharmaceuticals, Inc	788
33,152	*,e	Spero Therapeutics, Inc	643
28,006	*	SpringWorks Therapeutics, Inc	2,031
11,244	*	Spruce Biosciences, Inc	273
2,694	*	SQZ Biotechnologies Co	78
610,369		SSY Group Ltd	346
6,601	*	ST Pharm Co Ltd	631
9,614	*,e	Stoke Therapeutics, Inc	595
52,431		Strides Arcolab Ltd	630
196,251	*	Strongbridge Biopharma plc	477
2,212		Sumitomo Dainippon Pharma Co Ltd	33
56,030	*	Sun Pharma Advanced Research Company Ltd	149
665,135		Sun Pharmaceutical Industries Ltd	5,400
139,872	*	Supernus Pharmaceuticals, Inc	3,519
104,807	*	Sutro Biopharma, Inc	2,275
66,450	*	Suven Pharmaceuticals Ltd	411
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
82,259	*	Syndax Pharmaceuticals, Inc	$1,829
92,812	*	Syneos Health, Inc	6,323
98,227	*,g	Syngene International Ltd	862
31,493	*	Syros Pharmaceuticals, Inc	342
241,799	*	Taigen Biopharmaceuticals Holdings Ltd	198
27,027	e	Taiko Pharmaceutical Co Ltd	423
131,000	*	TaiMed Biologics, Inc	393
422		Taisho Pharmaceutical Holdings Co Ltd	28
52,833		Takara Bio, Inc	1,420
820,211		Takeda Pharmaceutical Co Ltd	29,683
100,360	*	Tanvex BioPharma, Inc	134
10,265	*	Taro Pharmaceutical Industries Ltd	754
3,902	*	Tarsus Pharmaceuticals, Inc	161
5,578	*	Taysha Gene Therapies, Inc	148
65,970	*	TCR2 Therapeutics Inc	2,040
12,497		Tecan Group AG.	6,130
415,815	*	Teva Pharmaceutical Industries Ltd (ADR)	4,013
202,094	*	TG Therapeutics, Inc	10,513
22,659	*	Theragen Etex Co Ltd	216
220,334	*,e	TherapeuticsMD, Inc	267
39,586	*,e	Theravance Biopharma, Inc	703
565,864		Thermo Fisher Scientific, Inc	263,568
152,345		Tianjin Chase Sun Pharmaceutical Co Ltd	107
420,000		Tong Ren Tang Technologies Co Ltd	263
131,981		Tonghua Dongbao Pharmaceutical Co Ltd	270
14,565		Torii Pharmaceutical Co Ltd	455
21,762		Torrent Pharmaceuticals Ltd	835
26,913		Towa Pharmaceutical Co Ltd	499
111,222	*	Translate Bio, Inc	2,050
134,605	*	Travere Therapeutics, Inc	3,669
26,967	*,e	Tricida, Inc	190
120,049	*	Trillium Therapeutics, Inc	1,766
58,500		Tsumura & Co	1,759
154,917		TTY Biopharm Co Ltd	378
60,283	*	Turning Point Therapeutics Inc	7,345
93,448	*	Twist Bioscience Corp	13,203
70,706	*,e	Tyme Technologies, Inc	86
146,969		UCB S.A.	15,182
87,396	*	Ultragenyx Pharmaceutical, Inc	12,098
2,179,562		United Laboratories Ltd	1,545
199,227	*	United Therapeutics Corp	30,241
29,597	*,e	UNITY Biotechnology, Inc	155
80,932	*,e	UroGen Pharma Ltd	1,458
68,310	*,e	Valneva SE	646
87,489	*	Vanda Pharmaceuticals, Inc	1,150
37,289	*,e	Vaxart Inc	213
17,275	*,e	Vaxcyte, Inc	459
264,127	*,e	VBI Vaccines, Inc	726
585,233	*	Vectura Group plc	997
179,509	*	Veracyte, Inc	8,785
209,209	*,e	Verastem, Inc	446
119,829	*	Vericel Corp	3,700
13,886	*,e	Verrica Pharmaceuticals, Inc	160
588,181	*	Vertex Pharmaceuticals, Inc	139,011
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,479,295	*	Viatris, Inc	$27,722
17,992	*,e	Viela Bio, Inc	647
3,800	e	Vifor Pharma AG.	597
109,346	*,e	Viking Therapeutics, Inc	616
75,009	*,e	Vir Biotechnology, Inc	2,009
8,397	*	Virbac S.A.	2,441
30,366	*	ViroMed Co Ltd	925
65,896		Vitrolife AB	1,725
24,937	*	Voyager Therapeutics, Inc	178
10,547	*,e	vTv Therapeutics, Inc	20
267,434	*,e	VYNE Therapeutics, Inc	423
42,528		Walvax Biotechnology Co Ltd	250
12,642	*	Waters Corp	3,128
32,475	*	WaVe Life Sciences Ltd	256
2,840,404		Winteam Pharmaceutical Group Ltd	1,406
61,583	*	Wockhardt Ltd	461
114,712		WuXi AppTec Co Ltd	2,362
116,615	e,g	WuXi AppTec Co Ltd (Hong Kong)	2,288
10,795,878	*,g	Wuxi Biologics Cayman, Inc	143,168
36,307	*	X4 Pharmaceuticals, Inc	233
22,919	*,e	XBiotech, Inc	359
90,602	*	Xencor, Inc	3,953
45,090	*,e	Xeris Pharmaceuticals, Inc	222
12,152	*,e	XOMA Corp	536
255,904	e,g	YiChang HEC ChangJiang Pharmaceutical Co Ltd	292
40,458		Yifan Pharmaceutical Co Ltd	117
24,227	*	Y-mAbs Therapeutics, Inc	1,199
18,809	*	Yuhan Corp	1,302
67,589	*	Yungjin Pharmaceutical Co Ltd	501
125,707		YungShin Global Holding Corp	200
33,848		Yunnan Baiyao Group Co Ltd	588
98,850	*	Zai Lab Ltd (ADR)	13,378
30,478	*,e	Zealand Pharma AS	1,115
43,944	*	Zentalis Pharmaceuticals, Inc	2,282
19,000		Zeria Pharmaceutical Co Ltd	350
13,901		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	569
37,358		Zhejiang Huahai Pharmaceutical Co Ltd	193
63,980		Zhejiang NHU Co Ltd	330
11,667		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	137
201,524	*,e	ZIOPHARM Oncology, Inc	508
1,119,063		Zoetis, Inc	185,205
50,265	*	Zogenix, Inc	1,005
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,918,677

REAL ESTATE - 2.9%
482,813		Abacus Property Group	1,067
135,884		Acadia Realty Trust	1,928
842		Activia Properties Inc	3,558
169,833	g	ADO Properties S.A.	6,017
1,361		Advance Residence Investment Corp	4,082
19,729	*,g	Aedas Homes SAU	509
39,380	e	Aedifica S.A.	4,731
46,254		Aeon Mall Co Ltd	764
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,522		AEON REIT Investment Corp	$1,949
25,329	*	Africa Israel Properties Ltd	1,037
1,158,093		Agile Property Holdings Ltd	1,541
149,613		Agree Realty Corp	9,961
553,800		AIMS AMP Capital Industrial REIT	524
71,116	*	Airport City Ltd	1,080
1,738,431		Aldar Properties PJSC	1,494
327,903		Alexander & Baldwin, Inc	5,633
1,701		Alexander’s, Inc	472
226,851		Alexandria Real Estate Equities, Inc	40,429
99,122	*	Aliansce Sonae Shopping Centers sa	559
71,308		Allied Properties Real Estate Investment Trust	2,119
15,303		Allreal Holding AG.	3,514
150,887		Alony Hetz Properties & Investments Ltd	2,112
34,407		Alpine Income Property Trust, Inc	516
169,172		Alstria Office REIT-AG.	3,078
7,656	*	Altisource Portfolio Solutions S.A.	99
44,133		Altus Group Ltd	1,704
613,398		Amata Corp PCL (Foreign)	333
182,189		American Assets Trust, Inc	5,262
32,294		American Campus Communities, Inc	1,381
172,258		American Finance Trust, Inc	1,280
1,026,236		American Homes 4 Rent	30,787
2,409	*,e	American Realty Investors, Inc	26
939,134		American Tower Corp	210,798
348,135	e	Americold Realty Trust	12,996
197,751		Amot Investments Ltd	1,108
39,645	*	Annehem Fastigheter AB	153
220,000	e	Aoyuan Healthy Life Group Co Ltd	142
36,140	*	Apartment Income REIT Corp	1,388
21,824		Apartment Investment and Management Co	115
42,879		Apple Hospitality REIT, Inc	554
1,105,052		ARA LOGOS Logistics Trust	502
918,120		Argosy Property Ltd	1,052
224,992		Armada Hoffler Properties, Inc	2,524
1,862,115		Aroundtown S.A.	13,884
66,745		Arriyadh Development Co	306
72,917		Artis Real Estate Investment Trust	611
912,300		Ascendas India Trust	952
3,129,282		Ascendas REIT	7,064
1,987,204	e	Ascott Trust	1,623
2,095,532		Asian Property Development PCL (Foreign)	506
4,848,576		Assura Group Ltd	5,103
45,055		Atrium Ljungberg AB	955
416,897		AvalonBay Communities, Inc	66,883
338,681		Aventus Retail Property Fund Ltd	716
1,000,800		Axis Real Estate Investment Trust	505
7,131,708		Ayala Land, Inc	6,077
4,761,352	*,†	AZ BGP Holdings	15
3,545		Azrieli Group	225
8,872,000		Bangkok Land PCL	346
895,697		Barwa Real Estate Co	838
282,097		Bayside Land Corp	2,302
20,300	*,e	BBX Capital, Inc	116
35,602		Befimmo SCA Sicafi	1,579
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
898,809	e	Beijing Capital Land Ltd	$152
492,000		Beijing North Star Co	92
6,652	*	Big Shopping Centers Ltd	741
378,808		Big Yellow Group plc	5,676
1,820		BLife Investment Corp	4,502
5,876		Blue Square Real Estate Ltd	379
38,168	e	Bluerock Residential Growth REIT, Inc	484
847,861		BMO Commercial Property Trust Ltd	928
25,069		Boardwalk REIT	664
218,718		Boston Properties, Inc	20,675
614,500	*	BR Malls Participacoes S.A.	1,176
1,164,396		BR Properties S.A.	2,225
2,561	*	Brack Capital Properties NV	237
31,270		Brandywine Realty Trust	372
223,538		British Land Co plc	1,497
66,573		Brixmor Property Group, Inc	1,102
106,050		Broadstone Net Lease, Inc	2,076
68,814	e	Brookfield Property REIT, Inc	1,028
15,392		Brt Realty Trust	234
1,019,283		Bunnings Warehouse Property Trust	3,473
257,417		C&D International Investment Group Ltd	399
257,417	*	C&D Property Management Group Co Ltd	103
67,884		CA Immobilien Anlagen AG.	2,587
2,391,216	e	Cambridge Industrial Trust	715
22,838		Camden Property Trust	2,282
77,436		Canadian Apartment Properties REIT	3,041
739,431		Capital & Counties Properties	1,470
2,544,386		CapitaLand Ltd	6,313
4,151,463		CapitaMall Trust	6,789
984,087		CapitaRetail China Trust	1,037
590,282		CareTrust REIT, Inc	13,092
50,970		Carmila S.A.	734
258,832	e	Castellum AB	6,598
125,974		CatchMark Timber Trust, Inc	1,179
26,924		Catena AB	1,265
422,900		Cathay Real Estate Development Co Ltd	300
472,778	*	CBRE Group, Inc	29,653
888,020		CDL Hospitality Trusts	854
68,799		Cedar Woods Properties Ltd	332
222,223		Cencosud Shopping S.A.	356
21,235		Centerspace	1,500
239,000		Central China New Life Ltd	203
691,968		Central China Real Estate Ltd	321
2,051,682		Central Pattana PCL (Foreign)	3,267
430,210		Centuria Capital Group	871
470,764		Centuria Industrial REIT	1,116
347,456		Centuria Office REIT	573
2,210,806		Champion Real Estate Investment Trust	1,292
322,658		Charter Hall Education Trust	814
635,146		Charter Hall Group	7,213
551,853		Charter Hall Long Wale REIT	1,978
71,570		Chatham Lodging Trust	773
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,104,036		China Aoyuan Group Ltd	$1,074
1,698,899	e	China Evergrande Group	3,265
99,850		China Fortune Land Development Co Ltd	198
644,000	*,e,g	China Logistics Property Holdings Co Ltd	377
575,000		China Merchants Commercial Real Estate Investment Trust	182
886,000		China Merchants Land Ltd	130
50,808		China Merchants Property Operation & Service Co Ltd	167
165,227		China Merchants Shekou Industrial Zone Holdings Co Ltd	336
1,261,794		China Overseas Grand Oceans Group Ltd	677
3,282,786		China Overseas Land & Investment Ltd	7,132
1,130,119		China Overseas Property Holdings Ltd	589
2,896,602		China Resources Land Ltd	11,937
111,200	*,g	China Resources Mixc Lifestyle Services Ltd	516
1,316,452		China SCE Group Holdings Ltd	543
3,184,000		China South City Holdings Ltd	472
1,579,038		China Vanke Co Ltd	5,451
561,318		China Vanke Co Ltd (Class A)	2,464
401,000	g	China Vast Industrial Urban Development Co Ltd	164
547,000	e	Chinese Estates Holdings Ltd	267
331,088		Chong Hong Construction Co	944
31,306		Cibus Nordic Real Estate AB	642
2,883,822		CIFI Holdings Group Co Ltd	2,444
12,755		CIM Commercial Trust Corp	182
397,453		City Developments Ltd	2,396
73,721		City Office REIT, Inc	720
70,945	e	Citycon Oyj	691
639,302		Civitas Social Housing plc	913
2,727,176		CK Asset Holdings Ltd	13,955
22,970		Clipper Realty, Inc	162
27,341		Cofinimmo	4,069
34,007	e	Colliers International Group, Inc	3,026
787,984	e	Colony Capital, Inc	3,790
261,000	e	Colour Life Services Group	117
303,495		Columbia Property Trust, Inc	4,352
608		Comforia Residential REIT, Inc	1,752
97,881		Cominar Real Estate Investment Trust	624
41,504		Community Healthcare Trust, Inc	1,955
374,334		Concentradora Fibra Danhos S.A. de C.V.	457
188,171		CoreCivic, Inc	1,233
72,890		CorePoint Lodging, Inc	501
66,669		Coresite Realty	8,352
19,252	e	Corestate Capital Holding S.A.	343
524,156		Corp Inmobiliaria Vesta SAB de C.V.	1,022
24,837		Corporate Office Properties Trust	648
1,330,000	*,e	Cosmopolitan International Holdings Ltd	262
6,975,898		Country Garden Holdings Co Ltd	9,629
217,397		Cousins Properties, Inc	7,283
5,230		CRE Logistics REIT, Inc	7,965
899		Crescendo Investment Corp	1,122
50,033		Crombie Real Estate Investment Trust	564
1,356,500		Cromwell European Real Estate Investment Trust	797
1,766,830		Cromwell Group	1,187
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
921,934		Crown Castle International Corp	$146,763
56,286		CT Real Estate Investment Trust	693
9,872		CTO Realty Growth, Inc	416
201,312		CubeSmart	6,766
147,989	*,e	Cushman & Wakefield plc	2,195
452,505		Custodian Reit plc	543
567,022		CyrusOne, Inc	41,478
320		DA Office Investment Corp	2,034
214,000		DaFa Properties Group Ltd	195
52,710		Daibiru Corp	668
34,673		Daito Trust Construction Co Ltd	3,240
452,525		Daiwa House Industry Co Ltd	13,455
1,467,284	*	DAMAC Properties Dubai Co PJSC	520
233,939	*	Dar Al Arkan Real Estate Development Co	539
130,580		Derwent London plc	5,550
202,194		Deutsche Annington Immobilien SE	14,767
52,867	*	Deutsche Euroshop AG.	1,197
68,551		Deutsche Wohnen AG.	3,658
664,000		Dexin China Holdings Co Ltd	254
943,971		Dexus Property Group	6,847
324,679	*	DiamondRock Hospitality Co	2,679
94,536		DIC Asset AG.	1,558
463,431		Digital Realty Trust, Inc	64,653
95,071		Dios Fastigheter AB	888
1,162,159		Diversified Healthcare Trust	4,788
288,739		DLF Ltd	921
37,308	*	Dongwon Development Co Ltd	174
607,930	*	DoubleDragon Properties Corp	189
96,898		Douglas Emmett, Inc	2,827
81,836		Dream Industrial Real Estate Investment Trust	845
29,693		Dream Office Real Estate Investment Trust	462
32,810		DREAM Unlimited Corp	548
399,528		Duke Realty Corp	15,969
437,000	†	Eagle Hospitality Trust	4
119,793		Easterly Government Properties, Inc	2,713
44,448		EastGroup Properties, Inc	6,136
365,700		E-House China Enterprise Holdings Ltd	336
184,923	*	Emaar Economic City	454
1,159,872	*	Emaar Malls Group PJSC	580
1,580,406	*	Emaar Properties PJSC	1,524
1,292,049		Emlak Konut Gayrimenkul Yatiri	371
1,127,258		Emperor International Holdings	160
21,547		Empire State Realty Trust, Inc	201
1,081,603		Empiric Student Property plc	1,108
185,698	e,g	Entra ASA	4,212
189,821		EPR Properties	6,169
165,360		Equinix, Inc	118,097
412,284		Equites Property Fund Ltd	487
17,468		Equity Commonwealth	477
1,530,757		Equity Lifestyle Properties, Inc	96,989
634,457		Equity Residential	37,611
1,456,200	*,g	ESR Cayman Ltd	5,227
163,299		Essential Properties Realty Trust, Inc	3,462
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
82,274		Essex Property Trust, Inc	$19,533
36,545	*	Eurocommercial Properties NV	684
74,029	*,e	eXp World Holdings Inc	4,673
247,651		Extra Space Storage, Inc	28,693
276,947		Fabege AB	4,375
1,085,738		Fantasia Holdings Group Co Ltd	189
1,372,269		Far East Consortium	509
889,405		Far East Hospitality Trust	418
169,812		Farglory Land Development Co Ltd	341
36,144	e	Farmland Partners, Inc	314
119,551	*	Fastighets AB Balder	6,242
8,455	*	Fathom Holdings, Inc	305
170,470		Federal Realty Investment Trust	14,510
2,805,897		Fibra Uno Administracion S.A. de C.V.	3,173
6,309,000		Filinvest Land, Inc	147
108,908		Financial Street Holdings Co Ltd	107
161,363		First Capital Real Estate Investment Trust	1,718
242,630		First Industrial Realty Trust, Inc	10,222
36,232		FirstService Corp	4,959
10,123		Fonciere Des Regions	929
26,683	*	Forestar Group, Inc	538
964,322		Fortress REIT Ltd (Class A)	896
1,594,000		Fortune Real Estate Investment Trust	1,518
80,501		Four Corners Property Trust, Inc	2,397
165,597		Franklin Street Properties Corp	724
2,515,156		Franshion Properties China Ltd	1,159
1,239,877		Frasers Centrepoint Trust	2,308
875,600		Frasers Hospitality Trust	348
6,236,445		Frasers Logistics & Industrial Trust	6,667
251,770		Front Yard Residential Corp	4,079
473	e	Frontier Real Estate Investment Corp	1,832
10,915	*	FRP Holdings, Inc	497
698		Fukuoka REIT Corp	1,037
64,598		Future Land Holdings Co Ltd	344
457,995		Gaming and Leisure Properties, Inc	19,419
404,000	*	Ganglong China Property Group Ltd	241
140,917		Gazit Globe Ltd	922
955,315		GCP Student Living plc	1,866
920,362		GDI Property Group	859
9,075		Gecina S.A.	1,411
118,964		Gemdale Corp	245
11,514,937		Gemdale Properties and Investment Corp Ltd	1,649
185,545	e	Geo Group, Inc	1,644
105,503		Getty Realty Corp	2,906
48,566		Gladstone Commercial Corp	874
27,488		Gladstone Land Corp	402
70,473		Global Medical REIT, Inc	920
141,981		Global Net Lease, Inc	2,434
1,036		Global One Real Estate Investment Corp	1,053
10,572,000	*,e	Glory Sun Financial Group Ltd	450
50		GLP J-Reit	79
60,629	*	Godrej Properties Ltd	1,190
100,780		Goldcrest Co Ltd	1,571
3,428,394		Goodman Group	50,114
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,114,522		Goodman Property Trust	$1,869
1,695,362		GPT Group	5,897
807,064		Grainger plc	3,139
162,374		Grand City Properties S.A.	4,195
71,867		Granite REIT	4,398
1,101,302		Great Portland Estates plc	10,074
229,795		Greenland Holdings Corp Ltd	205
608,000		Greenland Hong Kong Holdings Ltd	183
845,322	e	Greentown China Holdings Ltd	1,235
2,493	*	Griffin Land & Nurseries, Inc (Class A)	156
250,597		Growthpoint Properties Australia Ltd	674
1,554,051		Growthpoint Properties Ltd	1,331
818,992		Guangzhou R&F Properties Co Ltd	1,055
281,867		Guocoland Ltd	326
958,000		Guorui Properties Ltd	95
154,700		H&R Real Estate Investment Trust	1,615
67,694		Hamborner AG.	748
4,316,850		Hammerson plc	1,461
928,442		Hang Lung Group Ltd	2,308
1,988,341		Hang Lung Properties Ltd	5,240
502		Hankyu Reit, Inc	621
308,104		Healthcare Realty Trust, Inc	9,120
428,259		Healthcare Trust of America, Inc	11,794
999,885		Healthpeak Properties Inc	30,227
32,522		Heiwa Real Estate Co Ltd	1,177
121,860		Helical Bar plc	622
343,246		Heliopolis Housing	133
35,794	*	Hemisphere Properties India Ltd	47
1,388,445		Henderson Land Development Co Ltd	5,394
61,228		Hersha Hospitality Trust	483
35,965,906	a	Hibernia REIT plc	50,704
564,263		Highwealth Construction Corp	921
26,360		Highwoods Properties, Inc	1,045
151,836		Home Consortium	469
1,238,597		Hongkong Land Holdings Ltd	5,116
590,027		Hopson Development Holdings Ltd	1,503
205	e	Hoshino Resorts REIT, Inc	1,001
1,358,690		Host Hotels and Resorts, Inc	19,878
57,929	*	Howard Hughes Corp	4,572
712,393		Huaku Development Co Ltd	2,225
300,470		Hudson Pacific Properties	7,217
114,417		Hufvudstaden AB (Series A)	1,893
700,000	e	Huijing Holdings Co Ltd	184
214,255		Hulic Co Ltd	2,357
1,592		Hulic Reit, Inc	2,377
334,112		Hung Sheng Construction Co Ltd	233
660,696		Hysan Development Co Ltd	2,420
36,998		Icade	2,845
270,125		Ichigo Holdings Co Ltd	814
1,170		Ichigo Real Estate Investment Corp	845
1,184,400		IGB Real Estate Investment Trust	506
71,368		Iguatemi Empresa de Shopping Centers S.A.	512
61,748	e	Immobiliare Grande Distribuzione SIIQ S.p.A	273
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
92,626	*,e	IMMOFINANZ AG.	$1,910
141,968		Independence Realty Trust, Inc	1,907
159,349	*	Indiabulls Real Estate Ltd	179
1,904		Industrial & Infrastructure Fund Investment Corp	3,515
665,680		Industrial Buildings Corp	1,716
243,081		Industrial Logistics Properties Trust	5,661
2,711,786		Ingenia Communities Group	10,266
296,648		Inmobiliaria Colonial S.A.	2,929
45,916	e	Innovative Industrial Properties, Inc	8,409
74,258		InterRent Real Estate Investment Trust	799
1,177		Intershop Holding AG.	818
22,419	e	Intervest Offices	620
8,937		Invesco Office J-Reit, Inc	1,312
606,182	e	Investec Australia Property Fund	593
460,097	e	Investec Property Fund Ltd	285
6,260		Invincible Investment Corp	2,015
1,287,096		Invitation Homes, Inc	38,227
973,300		IOI Properties Group BHD	375
417,226		Irish Residential Properties REIT plc	763
474,576	e	Iron Mountain, Inc	13,990
123	e	IRSA Propiedades Comerciales S.A. (ADR)	1
1,679		Isras Investment Co Ltd	352
120,333	e	iStar Inc	1,787
464	e	ITOCHU Advance Logistics Investment Corp	598
793,848		IWG plc	3,731
75,713		Jadwa REIT Saudi Fund	283
1,300	e	Japan Excellent, Inc	1,613
4,556		Japan Hotel REIT Investment Corp	2,343
905		Japan Logistics Fund Inc	2,671
1,145	e	Japan Prime Realty Investment Corp	3,798
782		Japan Real Estate Investment Corp	4,519
8,918		Japan Rental Housing Investments, Inc	8,279
1,161		Japan Retail Fund Investment Corp	2,113
26,473		JBG SMITH Properties	828
29,127		Jereissati Participacoes S.A.	148
1,026,590		JHSF Participacoes S.A.	1,549
1,596,750	*,†	Jiangsu Future Land Co Ltd	9,138
54,195		Jiangsu Zhongnan Construction Group Co Ltd	73
1,170,000		Jiayuan International Group Ltd	463
385,269		Jingrui Holdings Ltd	114
101,205		Jinke Properties Group Co Ltd	110
14,228	*	John Mattson Fastighetsforetagen AB	235
50,251	*	Jones Lang LaSalle, Inc	7,456
53,763	*	JR Reit XXVII	255
326,000	e	JY Grandmark Holdings Ltd	120
2,483,329		K Wah International Holdings Ltd	1,194
985,657		Kaisa Group Holdings Ltd	487
46,000	e	Kaisa Prosperity Holdings Ltd	113
690,052		Katitas Co Ltd	22,266
698,911	*	KE Holdings, Inc (ADR)	43,011
35,500	e	Keihanshin Building Co Ltd	641
491		Kenedix Realty Investment Corp	3,334
901		Kenedix Residential Investment Corp	1,656
277		Kenedix Retail REIT Corp	676
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
721,720		Kenedix, Inc	$5,255
442,076		Kennedy-Wilson Holdings, Inc	7,909
1,384,817		Keppel DC REIT	2,949
848,114		Keppel-KBS US REIT	587
571,000		Kerry Properties Ltd	1,444
13,663	*,e	K-fast Holding AB	439
133,577		Killam Apartment Real Estate Investment Trust	1,796
215,151		Kilroy Realty Corp	12,350
103,384		Kimco Realty Corp	1,552
2,573,704		Kindom Construction Co	3,085
130,626		Kite Realty Group Trust	1,954
1,700,433		Kiwi Property Group Ltd	1,496
16,402		Klepierre	370
613,790	e	Klovern AB (B Shares)	1,169
125,828		Kojamo Oyj	2,793
112,208	*	Korea Real Estate Investment Trust Co	209
1,849,691		K-REIT Asia	1,567
192,059	e	Kungsleden AB	2,105
259,000		Kuoyang Construction Co Ltd	232
730,000	*	KWG Living Group Holdings Ltd	593
636,406		KWG Property Holding Ltd	870
183,387	*	Lai Sun Development Co Ltd	146
127,909		Lamar Advertising Co	10,645
53,949	*	Lamda Development S.A.	468
7,461,677		Land and Houses PCL Co Reg	1,981
168,835		Land Securities Group plc	1,559
881,000		Langham Hospitality Investments Ltd	116
62,342		Lar Espana Real Estate Socimi S.A.	356
1,632		LaSalle Logiport REIT	2,634
12,928		LEG Immobilien AG.	2,006
595,648		Lend Lease Corp Ltd	6,022
918,826		Lendlease Global Commercial REIT	507
152,743	*,e	Leopalace21 Corp	181
438,338		Lexington Realty Trust	4,655
32,221		Life Storage, Inc	3,847
100,108		Lifestyle Communities Ltd	987
1,903,058		Link REIT	17,283
268,205		LOG Commercial Properties e Participacoes S.A.	1,777
1,287,528		Logan Property Holdings Co Ltd	2,109
891,140		London & Stamford Property plc	2,794
1,608,593	g	Longfor Properties Co Ltd	9,409
158,000		LOTTE Reit Co Ltd	779
232,029		LSR Group PJSC (ADR)	530
49,247		LTC Properties, Inc	1,916
872,000		LVGEM China Real Estate Investment Co Ltd	262
586,823		LXI REIT plc	956
231,573	e	Macerich Co	2,471
136,753		Mack-Cali Realty Corp	1,704
516,304		Macquarie CountryWide Trust	1,458
1,606,890		Macquarie MEAG Prime REIT	614
852,834		Mah Sing Group BHD	185
1,592,050		Manulife US Real Estate Investment Trust	1,185
35,779	*,†,e	Mapeley Ltd	0	^
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,985,484		Mapletree Commercial Trust	$3,201
2,629,800		Mapletree Greater China Commercial Trust	1,930
1,704,770		Mapletree Industrial Trust	3,732
2,506,025		Mapletree Logistics Trust	3,814
54,964	*	Marcus & Millichap, Inc	2,046
383,856		Matrix Concepts Holdings BHD	169
7,635	*	Maui Land & Pineapple Co, Inc	88
701,200		MBK PCL	295
295,507		Medical Properties Trust, Inc	6,439
670,487		Medinet Nasr Housing	163
24,891		Mega Or Holdings Ltd	760
9,822,322		Megaworld Corp	834
21,163		Melisron Ltd	1,151
239,799		Mercialys S.A	2,108
422,437		Merlin Properties Socimi S.A.	4,028
50,639	*,g	Metrovacesa S.A.	374
1,015,142	g	Mexico Real Estate Management S.A. de C.V.	1,437
1,795		MID Reit, Inc	1,637
33,467		Mid-America Apartment Communities, Inc	4,240
119,800	*,g	Mindspace Business Parks REIT	525
19,437		Minto Apartment Real Estate REIT NPV	311
55,262		Mirae Asset Maps Asia Pacific Real Estate Investment	203
1,668		Mirai Corp	623
3,410,599		Mirvac Group	6,927
1,060,121		Mitsubishi Estate Co Ltd	17,039
318		Mitsubishi Estate Logistics REIT Investment Corp	1,327
803,779		Mitsui Fudosan Co Ltd	16,831
1,140		Mitsui Fudosan Logistics Park, Inc	5,782
6,805	e	Mobimo Holding AG.	2,197
85,800		Monmouth Real Estate Investment Corp (Class A)	1,486
13,217		Montea C.V.A	1,498
20,862		Morguard North American Resid	261
1,791		Mori Hills REIT Investment Corp	2,470
365		Mori Trust Hotel Reit, Inc	408
997		Mori Trust Sogo Reit, Inc	1,286
249,405		Multiplan Empreendimentos Imobiliarios S.A.	1,134
60,007		National Health Investors, Inc	4,151
105,165		National Retail Properties, Inc	4,303
393,254		National Storage Affiliates Trust	14,169
1,106,325		National Storage REIT	1,629
1,278,000		Neo-China Land Group Holdings Ltd	135
179,064		NEPI Rockcastle plc	1,139
14,511		NESCO Ltd	109
39,757		NETSTREIT Corp	775
120,949		New Senior Investment Group, Inc	627
1,477,620		New World Development Co Ltd	6,874
346,839		Newmark Group, Inc	2,528
42,613		Nexity	1,840
119,225		NexPoint Residential Trust, Inc	5,044
459		Nippon Accommodations Fund, Inc	2,580
1,188		Nippon Building Fund, Inc	6,890
1,727		Nippon ProLogis REIT, Inc	5,395
482	e	NIPPON REIT Investment Corp	1,734
51,351		Nomura Real Estate Holdings, Inc	1,139
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,846		Nomura Real Estate Master Fund, Inc	$5,504
94,836		NorthWest Healthcare Properties Real Estate Investment Trust	939
20,097		NSI NV	802
330,782	*	Nyfosa AB	3,305
375,190	*	Oberoi Realty Ltd	2,999
67,715		Office Properties Income Trust	1,538
240,305		Omega Healthcare Investors, Inc	8,728
26,377	e	One Liberty Properties, Inc	529
63,502		Open House Co Ltd	2,336
766,267		Origin Property PCL	193
1,441		Orix JREIT, Inc	2,384
2,461,674		OUE Commercial Real Estate Investment Trust	718
210,380		Outfront Media, Inc	4,115
352,422		Overseas Union Enterprise Ltd	320
1,007,345		Oxley Holdings Ltd	164
1,502,713	*	Palm Hills Developments SAE	131
208,493		Paramount Group, Inc	1,885
315,761		Park Hotels & Resorts, Inc	5,415
423,324		Parkway Life Real Estate Investment Trust	1,240
466,343		Parque Arauco S.A.	763
74,029		Patrizia Immobilien AG.	2,378
617,400		Pavilion Real Estate Investment Trust	230
203,897		Pebblebrook Hotel Trust	3,833
63,404	*	Phoenix Mills Ltd	673
431,052		Physicians Realty Trust	7,673
612,432		Picton Property Income Ltd	629
202,589	e	Piedmont Office Realty Trust, Inc	3,288
851,556		PLA Administradora Industrial S de RL de C.V.	1,313
64,351		Platzer Fastigheter Holding AB	846
37,201		Plymouth Industrial REIT, Inc	558
1,393,817		Poly Hong Kong Investment Ltd	408
50,619		Poly Property Development Co Ltd	399
670,227		Poly Real Estate Group Co Ltd	1,619
109,659		PotlatchDeltic Corp	5,485
117,500	e	Powerlong Commercial Management Holdings Ltd	377
1,740,908		Precinct Properties New Zealand Ltd	2,207
85,521		Preferred Apartment Communities, Inc	633
1,409		Premier Investment Co	1,743
104,694		Prestige Estates Projects Ltd	382
1,353,758		Primary Health Properties plc	2,830
542,800		Prime US REIT	430
709,826		Prince Housing & Development Corp	291
440,453		ProLogis Property Mexico S.A. de C.V.	988
2,083,377		Prologis, Inc	207,629
2,036		Property & Building Corp	201
1,444,000		Prosperity REIT	451
436,300		Pruksa Holding PCL	182
46,779		PS Business Parks, Inc	6,216
70,825		PSP Swiss Property AG.	9,435
5,433,100	*	PT Bumi Serpong Damai	475
7,582,140		PT Ciputra Development Tbk	532
16,315,400	*,†	PT Hanson International Tbk	29
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,229,540	*	PT Lippo Karawaci Tbk	$385
13,183,400	*	PT Pakuwon Jati Tbk	479
38,725,158		PT Puradelta Lestari Tbk	679
6,939,100	*	PT Summarecon Agung Tbk	398
223,235		Public Storage, Inc	51,552
1,556,500	*,e	Purplebricks Group plc	2,256
346,206	e	QTS Realty Trust, Inc	21,423
7,327,622		Quality House PCL	563
407,841		Radium Life Tech Co Ltd	175
11,021	*	Rafael Holdings, Inc	257
198,236		Rayonier, Inc	5,824
49,480	e	Raysum Co Ltd	454
298,515		RDI REIT plc	389
75,849		Re/Max Holdings, Inc	2,756
88,210	*	Real Matters, Inc	1,331
298,558	*	Realogy Holdings Corp	3,917
90,242		Realty Income Corp	5,610
802,000	e,g	Redco Properties Group Ltd	300
4,361,998		Redefine Properties Ltd	998
231,403	*	Redfin Corp	15,881
780,000		Redsun Properties Group Ltd	271
805,406		Regency Centers Corp	36,718
463,422	g	Regional REIT Ltd	523
190,662		Reit Ltd	956
119,128		Relo Holdings, Inc	2,887
258,868		Resilient REIT Ltd	745
11,432		Retail Estates NV	826
180,243		Retail Opportunities Investment Corp	2,413
334,449		Retail Properties of America, Inc	2,863
85,193		Retail Value, Inc	1,267
1,275,766		Rexford Industrial Realty, Inc	62,653
203,968		RioCan Real Estate Investment Trust	2,684
81,063		RiseSun Real Estate Development Co Ltd	81
259,126		RLJ Lodging Trust	3,667
74,447		RMR Group, Inc	2,875
164,277		Road King Infrastructure	210
1,604,800		Robinsons Land Corp	708
423,905	e	Ronshine China Holdings Ltd	296
122,101		RPT Realty	1,056
617,792		Ruentex Development Co Ltd	900
303,189		Rural Funds Group	603
62,013		Ryman Hospitality Properties	4,202
335,032		Sabra Healthcare REIT, Inc	5,820
20,720	e	Safehold, Inc	1,502
572,097		Safestore Holdings plc	6,115
138,484		Sagax AB	539
131,989	e	Samhallsbyggnadsbolaget i - D	483
839,621	e	Samhallsbyggnadsbolaget i Norden AB	2,939
34,430		SAMTY Co Ltd	600
333		Samty Residential Investment Corp	351
8,594,982		Sansiri PCL	232
609,100		Sasseur Real Estate Investment Trust	378
72,189	*	Saudi Real Estate Co	291
8,023		Saul Centers, Inc	254
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
152,100		Savills plc	$1,985
170,365		SBA Communications Corp	48,065
1,772,546		SC Asset Corp PCL	165
4,499,984		Scentre Group	9,666
893,461		Seazen Group Ltd	746
224,491		Segro plc	2,913
4,330		Sekisui House Reit, Inc	3,151
74,643		Selvaag Bolig ASA	504
56,306	*,e	Seritage Growth Properties	827
249,962		Service Properties Trust	2,872
199,140	e	Shaftesbury plc	1,553
44,481		Shanghai Lingang Holdings Corp Ltd	136
1,250,692		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	979
49,949		Shanghai Zhangjiang High-Tech Park Development Co Ltd	130
1,618,072		Shenzhen Investment Ltd	555
1,129,578		Shimao Property Holdings Ltd	3,598
273,970	*	Shining Building Business Co Ltd	161
1,130,750		Shopping Centres Australasia Property Group	2,190
1,999,200		Shougang Concord International Enterprises Co Ltd	567
2,394,000	e	Shui On Land Ltd	333
227		SIA Reit, Inc	577
977,940		Siam Future Development PCL	163
30,700		Sichuan Languang Justbon Services Group Co Ltd	140
964,000	*	Silver Grant International	113
1,897,600		Sime Darby Property BHD	314
1,548,308		Simon Property Group, Inc	132,040
2,422,000		Singha Estate PCL	129
2,735,763		Sino Land Co	3,560
2,059,000		Sino-Ocean Land Holdings Ltd	411
178,692		Sinyi Realty Co	185
1,661,183		Sirius Real Estate Ltd	2,128
830,267		SITE Centers Corp	8,402
190,779		Six of October Development & Investment	180
6,574	*	SK D&D Co Ltd	262
2,030,000		Skyfame Realty Holdings Ltd	259
108,029		SL Green Realty Corp	6,436
44,994		Slate Grocery REIT	398
8,895,788		SM Prime Holdings	7,133
79,479		Smart Real Estate Investment Trust	1,441
38,697		Sobha Developers Ltd	220
1,506,000	*,e	Soho China Ltd	448
1,003,869		Soilbuild Business Space REIT	407
578		SOSiLA Logistics REIT, Inc	707
1,260,200		SP Setia BHD	311
46,928		Sparkassen Immobilien AG.	972
1,024,200	e	SPH REIT	655
322,883		Spirit Realty Capital, Inc	12,970
5,700	*	SRE Holdings Corp	229
196,678		ST Modwen Properties plc	1,081
36,888		St. Joe Co	1,566
378,329		STAG Industrial, Inc	11,849
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
20,003		Star Asia Investment Corp	$9,784
67,700		Starts Corp, Inc	1,883
242		Starts Proceed Investment Corp	473
1,026,691		Stockland Trust Group	3,315
299,206	e	Stor-Age Property REIT Ltd	276
1,223,000		StorageVault Canada, Inc	3,882
505,691		STORE Capital Corp	17,183
5,817	*,e	Stratus Properties, Inc	148
191,990		Sumitomo Realty & Development Co Ltd	5,927
165,043		Summit Hotel Properties, Inc	1,487
82,303		Summit Industrial Income REIT	883
42,729	*	Summit Real Estate Holdings Ltd	638
297,433		Sun Communities, Inc	45,195
92,580		Sun Frontier Fudousan Co Ltd	802
1,260,155		Sun Hung Kai Properties Ltd	16,116
2,328,197		Sunac China Holdings Ltd	8,606
1,880,000	*,e	Suncity Group Holdings Ltd	167
1,138,000		Sunlight Real Estate Investment Trust	553
332,495		Sunstone Hotel Investors, Inc	3,767
1,695,029		Suntec Real Estate Investment Trust	1,912
42,020		Sunteck Realty Ltd	200
1,395,400		Sunway Real Estate Investment	521
1,144,801		Supalai PCL	783
423,000		Swire Pacific Ltd (Class A)	2,330
993,794		Swire Properties Ltd	2,889
70,188		Swiss Prime Site AG.	6,881
164,119		TAG Tegernsee Immobilien und Beteiligungs AG.	5,237
321,500		Takara Leben Co Ltd	958
490		Takara Leben Real Estate Investment Corp	439
683,118		Talaat Moustafa Group	285
139,935	e	Tanger Factory Outlet Centers, Inc	1,394
36,614	*	Tejon Ranch Co	529
186,702		Terreno Realty Corp	10,924
41,480		TOC Co Ltd	280
358,593	e	Tokyo Tatemono Co Ltd	4,923
485,710		Tokyu Fudosan Holdings Corp	2,594
878		Tokyu REIT, Inc	1,393
166,443		Tosei Corp	1,910
2,291	*	Transcontinental Realty Investors, Inc	55
211,630	e	Tricon Capital Group, Inc	1,900
8,391,720		Tritax Big Box REIT plc	19,280
7,808,291	g	Tritax EuroBox plc	10,550
56,079		UDR, Inc	2,155
1,032,500	*	UEM Land Holdings BHD	127
878,172		UK Commercial Property REIT Ltd	831
47,454		UMH Properties, Inc	703
11,565	e	Unibail-Rodamco-Westfield	901
1,703,653	*	Union Properties PJSC	130
1,350,640		Unite Group plc	19,294
1,383,414		United Development Co PSC	629
2,734		United Urban Investment Corp	3,385
466,341		Uniti Group, Inc	5,470
11,562		Universal Health Realty Income Trust	743
406,402		UOL Group Ltd	2,370
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
151,815		Urban & Civic plc	$714
347,711		Urban Edge Properties	4,499
46,307		Urstadt Biddle Properties, Inc (Class A)	654
13,941		Vastned Retail NV	394
570,827		Ventas, Inc	27,993
291,737		VEREIT, Inc	11,025
1,004,473		VICI Properties, Inc	25,614
3,363,226		Vicinity Centres	4,159
2,198,000		Vista Land & Lifescapes, Inc	214
32,647		Vornado Realty Trust	1,219
584,300		Vukile Property Fund Ltd	318
167,248		Wallenstam AB	2,658
628,409		Warehouse REIT plc	1,031
214,524		Warehouses De Pauw CVA	7,437
130,584		Washington REIT	2,825
226,226		Watkin Jones plc	570
705,436		Waypoint REIT	1,484
125,520		Weingarten Realty Investors	2,720
606,906		Welltower, Inc	39,218
38,444	e	Wereldhave NV	503
1,105,020		Weyerhaeuser Co	37,051
6,477,209		WHA Corp PCL	656
1,549,244		Wharf Holdings Ltd	4,161
1,648,360	e	Wharf Real Estate Investment Co Ltd	8,567
71,420		Whitestone REIT	569
196,707		Wihlborgs Fastigheter AB	4,446
405,040		Wing Tai Holdings Ltd	597
137,160		Workspace Group plc	1,442
28,477		WP Carey, Inc	2,010
44,631		WPT Industrial Real Estate Investment Trust	645
185,524		Xenia Hotels & Resorts, Inc	2,820
267,608		Xinhu Zhongbao Co Ltd	127
306,000		Xinji Shaxi Group Co Ltd	77
18,202		Xior Student Housing NV	1,095
27,286		Yango Group Co Ltd	27
664,342		Yanlord Land Group Ltd	564
8,497		YH Dimri Construction & Development Ltd	397
422,000		Yincheng International Holding Co Ltd	130
1,514,044	*,e	Yoma Strategic Holdings Ltd	333
561,600		YTL Hospitality REIT	127
1,273,000		Yuexiu Real Estate Investment Trust	621
3,355,130		Yuexiul Property Co Ltd	675
1,490,000		Yuzhou Properties Co	538
651,089	e	Zhenro Properties Group Ltd	392
205,959	*	Zhongtian Financial Group Co Ltd	99
1,184,000	*	Zhuguang Holdings Group Co Ltd	165
		TOTAL REAL ESTATE	3,618,803

RETAILING - 6.7%
266,012	*,e	1-800-FLOWERS.COM, Inc (Class A)	6,916
82,955	*	Aaron’s Co, Inc	1,573
23,069		ABC-Mart, Inc	1,283
100,083		Abercrombie & Fitch Co (Class A)	2,038
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,960	*	Academy Sports & Outdoors, Inc	$476
365,827		Accent Group Ltd	652
30,130		Adastria Holdings Co Ltd	605
95,048		Advance Auto Parts, Inc	14,971
1,725,800	*	Alibaba Group Holding Ltd	50,194
2,485,547	*	Alibaba Group Holding Ltd (ADR)	578,461
1,455,589	*,g	Allegro.eu S.A.	33,003
1,057,400		AllHome Corp	202
15,990		Alpen Co Ltd	367
998,270	*,n	Amazon.com, Inc	3,251,296
247,806	e	American Eagle Outfitters, Inc	4,973
7,272	*	America’s Car-Mart, Inc	799
684,927	*	AO World plc	3,863
35,200	e	AOKI Holdings, Inc	177
158,084		AP Eagers Ltd	1,621
4,060,000	*,e	Apollo Future Mobility Group Ltd	404
31,122		Arata Corp	1,479
30,376		Arc Land Sakamoto Co Ltd	504
93,247	*	Aritzia, Inc	1,889
30,654	*	Arko Corp	262
17,558		Asahi Co Ltd	276
24,974	*	Asbury Automotive Group, Inc	3,640
121,364		ASKUL Corp	4,529
409,327	*	ASOS plc	26,676
82,001	*	At Home Group, Inc	1,268
64,688		Autobacs Seven Co Ltd	896
127,320	*	Autonation, Inc	8,886
38,032	*	AutoZone, Inc	45,085
3,859,947		B&M European Value Retail S.A.	27,173
24,129	g	B&S Group Sarl	217
7,388,921	*	B2W Companhia Global Do Varejo	107,602
341,405	*,e	Baozun, Inc (ADR)	11,727
310,036	e	Bed Bath & Beyond, Inc	5,506
55,005		Belluna Co Ltd	606
674,273		Berjaya Auto BHD	244
553,685		Best Buy Co, Inc	55,252
86,424	*	BHG Group AB	1,887
105,800		BIC CAMERA, Inc	1,176
62,619	e	Big Lots, Inc	2,688
142,269		Bilia AB	1,742
3,366,442	*	boohoo.com plc	15,803
131,185	*	Booking Holdings, Inc	292,184
24,837	*	Boot Barn Holdings, Inc	1,077
38,150	*,g	Boozt AB	876
47,589		Buckle, Inc	1,390
179,548	*	Burlington Stores, Inc	46,961
367,462		Burson Group Ltd	2,210
63,959	*	Bytes Technology Group plc	290
87,924		C&A Modas Ltd	218
61,996		Caleres, Inc	970
147,225	e	Camping World Holdings, Inc	3,835
87,758	e	Canadian Tire Corp Ltd	11,536
571,458	*	CarMax, Inc	53,980
88,326	*,e	CarParts.com, Inc	1,094
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
92,544	*	Carvana Co	$22,168
48,995		Cato Corp (Class A)	470
153,161	*	Ceconomy AG	1,060
782,265		Central Retail Corp PCL	804
343,869	*,e	Children’s Place, Inc	17,228
606,000	e	China Harmony New Energy Auto Holding Ltd	289
240,492		China International Travel Service Corp Ltd	10,409
2,504,629		China Meidong Auto Holdings Ltd	10,195
155,000	e	China Tobacco International HK Co Ltd	297
879,000	*,e	China ZhengTong Auto Services Holdings Ltd	98
15,316		Chiyoda Co Ltd	136
18,076		Citi Trends, Inc	898
17,265	*	CJ O Shopping Co Ltd	2,223
113,866	e	Clas Ohlson AB (B Shares)	1,083
471,279		Com7 PCL (Foreign)	611
49,293	*	Conn’s, Inc	576
73,312	*	Container Store Group, Inc	699
136,706		Core-Mark Holding Co, Inc	4,015
5,634	*	Cuckoo Homesys Co Ltd	203
258,246		DCM Japan Holdings Co Ltd	2,952
58,051		Delek Automotive Systems Ltd	546
198,241	*,g	Delivery Hero AG.	31,003
24,500	*,e	Demae-Can Co Ltd	748
110,710	e	Designer Brands, Inc	847
166,002	*	Despegar.com Corp	2,127
240,247		Dick’s Sporting Goods, Inc	13,504
22,718		Dieteren S.A.	1,877
11,880	e	Dillard’s, Inc (Class A)	749
502,350		Dohome PCL	234
441,254		Dollar General Corp	92,796
400,050	*	Dollar Tree, Inc	43,221
627,649		Dollarama, Inc	25,581
522,800		Don Quijote Co Ltd	12,079
25,100		Doshisha Co Ltd	474
57,733		Dufry Group	3,637
20,055	*,e	Duluth Holdings, Inc	212
104,502		Dunelm Group plc	1,730
60,242	g	Dustin Group AB	471
1,171,142		eBay, Inc	58,850
84,578		EDION Corp	860
68,952	*,e	eDreams ODIGEO S.A.	351
28,300	e	Enigmo, Inc	339
7,295	*,e	Envela Corp	38
231,902	*	Etsy, Inc	41,258
358,492	g	Europris ASA	2,137
499,398		Expedia Group, Inc	66,120
745,000		Far Eastern Department Stores Co Ltd	637
58,269	*	Farfetch Ltd	3,718
53,279		Fast Retailing Co Ltd	47,774
55,554	*	Fawaz Abdulaziz Al Hokair & Co	323
114,881	*	Five Below, Inc	20,102
26,355	*	Fiverr International Ltd	5,142
161,509	*	Floor & Decor Holdings, Inc	14,996
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,636		Foot Locker, Inc	$632
264,746	*,e	Foschini Ltd	1,850
8,005		Fox Wizel Ltd	805
19,400		Fuji Co Ltd	368
42,589	*,e	Funko, Inc	442
187,749	*	Future Enterprises Ltd	202
336,857	*,e	GameStop Corp (Class A)	6,346
26,654		Gap, Inc	538
22,234	*	Genesco, Inc	669
27,316		Genuine Parts Co	2,743
34,600		Geo Holdings Corp	406
1,165,057		Gocompare.Com Group plc	2,055
4,640,885	*,e	GOME Electrical Appliances Holdings Ltd	557
561,500	*	Grand Baoxin Auto Group Ltd	60
23,603	*,e	Greenlane Holdings Inc	93
25,989		Group 1 Automotive, Inc	3,408
17,073		Groupe Fnac	1,093
79,521	*,e	Groupon, Inc	3,021
39,035	*,e	GrowGeneration Corp	1,570
381,889	*	GrubHub, Inc	28,363
73,553	*	Grupo SBF S.A.	420
2,373	*	GS Home Shopping, Inc	304
65,395		Guess?, Inc	1,479
60,600		Gulliver International Co Ltd	322
589,086	*	Halfords Group plc	2,151
93,225		Hankyu Department Stores, Inc	632
615,162	e	Harvey Norman Holdings Ltd	2,223
27,453		Haverty Furniture Cos, Inc	760
557,541	*	HelloFresh SE	43,127
17,796,000	*,e	HengTen Networks Group Ltd	609
350,695		Hennes & Mauritz AB (B Shares)	7,362
61,958	*	Hibbett Sports, Inc	2,861
31,690		Hikari Tsushin, Inc	7,436
2,398,451		Home Depot, Inc	637,077
2,594,367		Home Product Center PCL (Foreign)	1,182
26,926	*	Home24 SE	736
509,000	*	Hong Kong Television Network Ltd	751
9,079		Hornbach Baumarkt AG.	397
23,739		Hornbach Holding AG. & Co KGaA	2,282
201,482		Hotai Motor Co Ltd	4,624
14,035	*	Hotel Shilla Co Ltd	1,065
2,285,000	*,†	Hsin Chong Group Holdings Ltd	3
10,478	*	Hyundai Department Store Co Ltd	690
4,279	*	Hyundai Home Shopping Network Corp	322
417,741		Inchcape plc	3,678
846,111		Industria De Diseno Textil S.A.	26,855
507,700		Isetan Mitsukoshi Holdings Ltd	3,010
36,500		Izumi Co Ltd	1,323
235,700		J Front Retailing Co Ltd	1,869
58,768		Jarir Marketing Co	2,716
209,376		JB Hi-Fi Ltd	7,861
1,114,250	*,g	JD Health International, Inc	21,559
392,538	*	JD Sports Fashion plc	4,612
225,482	*	JD.com, Inc	9,931
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,889,843	*	JD.com, Inc (ADR)	$166,117
14,142		Jin Co Ltd	930
30,520		Joshin Denki Co Ltd	806
133,474	e	Joyful Honda Co Ltd	1,913
46,435		JUMBO S.A.	801
36,187		Keiyo Co Ltd	257
120,140		Kering	87,190
1,268,602	*	Kingfisher plc	4,688
9,100		Kintetsu Department Store Co Ltd	277
64,523		Kogan.com Ltd	947
95,168		Kohl’s Corp	3,872
73,205		Kohnan Shoji Co Ltd	2,281
29,300	*	Kojima Co Ltd	202
130,052		Komeri Co Ltd	3,677
570,728		K’s Holdings Corp	7,952
104,540		L Brands, Inc	3,888
21,490	*,e	Lands’ End, Inc	464
68,515	*	Leslie’s, Inc	1,901
40,081		Liaoning Cheng Da Co Ltd	149
514,000	*	Lifestyle International Holdings Ltd	408
39,837	*	Liquidity Services, Inc	634
52,429		Lithia Motors, Inc (Class A)	15,344
58,826	*	LKQ Corp	2,073
10,960,295		Lojas Americanas S.A. (Preference)	55,479
1,427,600		Lojas Quero Quero S	4,469
685,532		Lojas Renner S.A.	5,764
7,951	*	LOTTE Himart Co Ltd	228
4,937	*	Lotte Shopping Co Ltd	467
59,444	e	Lovisa Holdings Ltd	522
1,993,382		Lowe’s Companies, Inc	319,958
321,561		Luk Fook Holdings International Ltd	776
46,112	*	Lumber Liquidators, Inc	1,418
463,515	e	Macy’s, Inc	5,215
4,680,525		Magazine Luiza S.A.	22,444
436,370	*,e	Magnite, Inc	13,401
43,227	g	Maisons du Monde S.A.	791
1,100,960	*	MakeMyTrip Ltd	32,511
363,726	*,e,g	Maoyan Entertainment	575
123,990	*	MarineMax, Inc	4,343
227,080	*	Marisa Lojas S.A.	298
2,088,707	*	Marks & Spencer Group plc	3,874
85,409		Marui Co Ltd	1,504
142,466,800	*,a	Matahari Department Store Tbk PT	12,956
40,802	*	Matas A.S.	579
29,716		Matsuya Co Ltd	216
7,471	e	Media Do Holdings Co Ltd	537
3,547,235	*	Meituan Dianping (Class B)	133,530
44,888		Mekonomen AB	497
11,174	*	MercadoLibre, Inc	18,719
99,500	*,e	Mercari, Inc	4,411
118,817	*,e	Michaels Cos, Inc	1,546
45,693		Mobilezone Holding AG.	520
28,141		momo.com, Inc	639
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
555,150		Moneysupermarket.com Group plc	$1,983
39,887		Monro Muffler, Inc	2,126
115,210		Motus Holdings Ltd	439
1,286,085		Mr Price Group Ltd	14,925
211,000	*,e,g	Mulsanne Group Holding Ltd	134
22,009		Murphy USA, Inc	2,880
33,617	*	Musti Group Oyj	1,007
14,400	*	Nafco Co Ltd	280
7,875	*	Nagarro SE	875
702,747		Naspers Ltd (N Shares)	143,905
153,211	*	National Vision Holdings, Inc	6,939
1,041,707	*	New Carphone Warehouse plc	1,652
81,495		Next plc	7,858
40,320		Nextage Co Ltd	518
73,891		Nick Scali Ltd	550
46,835		Nishimatsuya Chain Co Ltd	673
85,504		Nitori Co Ltd	17,879
102,162		Nojima Corp	2,802
134,526	e	Nordstrom, Inc	4,199
420,329	*	Ocado Ltd	13,144
194,122	*	ODP Corp	5,688
25,000	*	Oisix ra daichi, Inc	757
95,174	*	Ollie’s Bargain Outlet Holdings, Inc	7,782
137,734	g	On the Beach Group plc	702
15,206	*	OneWater Marine, Inc	442
12,184	*,e	Open Door, Inc	165
122,546	*	O’Reilly Automotive, Inc	55,461
72,844	*	Overstock.com, Inc	3,494
10,000	*	Ozon Holdings plc (ADR)	414
266,587		Padini Holdings BHD	191
23,528		Pal Co Ltd	279
142,915		Paltac Corp	7,779
78,780		PC Home Online	253
45,056		Penske Auto Group, Inc	2,676
14,694	e	PetMed Express, Inc	471
673,672		Petrobras Distribuidora S.A.	2,875
515,111		Pets at Home Group plc	2,931
593,979	*	Pinduoduo, Inc (ADR)	105,532
82,206		Pool Corp	30,622
1,640,129	*	Pou Sheng International Holdings Ltd	390
43,701		Poya Co Ltd	897
232,106		Premier Investments Ltd	4,211
491,375		Prosus NV	53,058
2,336,090		PT ACE Hardware Indonesia Tbk	286
2,047,900	*	PT Bintang Oto Global Tbk	201
6,102,279	*	PT Mitra Adiperkasa Tbk	343
619,668		PTG Energy PCL (Foreign)	329
96,960	*	Quotient Technology, Inc	913
583,968		Qurate Retail Group, Inc QVC Group	6,406
803,765	*	Rakuten, Inc	7,735
151,583	*	RealReal, Inc	2,962
203,941	*	Redbubble Ltd	868
217,616		Rent-A-Center, Inc	8,333
31,123	*,e	RH	13,928
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
665,242		Ripley Corp S.A.	$207
515,003		Ross Stores, Inc	63,248
107,200		Ryohin Keikaku Co Ltd	2,194
1,233,831	*,e	SA SA International Holdings Ltd	193
1,171,616		SACI Falabella	4,337
182,326	*	Sally Beauty Holdings, Inc	2,378
52,300		Sanrio Co Ltd	716
117,860		Saudi Co For Hardware CJSC	1,828
22,417		Seobu Truck Terminal Co Ltd	156
211,881		Seria Co Ltd	7,778
44,504		Shanghai Yuyuan Tourist Mart Group Co Ltd	61
49,992		Shimamura Co Ltd	5,253
3,115		Shinsegae Co Ltd	688
2,105	*	Shinsegae International Co Ltd	313
13,418	e	Shoe Carnival, Inc	526
11,404	*,g	Shop Apotheke Europe NV	2,065
38,630		Shutterstock, Inc	2,770
399,000		Sichuan Xinhua Winshare Chainstore Co Ltd	246
81,600	e	Signet Jewelers Ltd	2,225
40,225	g	Sleep Country Canada Holdings, Inc	837
95,401	*	Sleep Number Corp	7,810
26,487	*,g	SMCP S.A.	161
100,205		Sonic Automotive, Inc (Class A)	3,865
413,014	*	Sports Direct International plc	2,543
190,796	*	Sportsman’s Warehouse Holdings, Inc	3,348
30,026	*	Stamps.com, Inc	5,891
283,130		Start Today Co Ltd	6,975
58,527	*,e	Stitch Fix Inc	3,437
297,224		Suning.com Co Ltd	351
331,302		Super Cheap Auto Group Ltd	2,692
280,526	*	Super Group Ltd	447
3,202		Tadiran Holdings Ltd	236
132,351		Takashimaya Co Ltd	1,139
162,123	*,e,g	Takeaway.com Holding BV	18,280
37,096		Takkt AG.	483
992,719		Target Corp	175,245
41,769		Telepark Corp	784
554,027	*	Temple & Webster Group Ltd	4,743
138,000		Test-Rite International Co	131
5,251,560	*	THG Holdings Ltd	56,016
171,716		Tiffany & Co	22,572
48,491		Tilly’s, Inc	396
2,806,614		TJX Companies, Inc	191,664
76,304		Tokmanni Group Corp	1,514
820,820	*	Tongcheng-Elong Holdings Ltd	1,591
5,831,543	g	Topsports International Holdings Ltd	8,733
194,579		Tractor Supply Co	27,354
486,483	*,g	Trainline plc	3,093
154,766		Trent Ltd	1,460
196,403	*	Trip.com Group Ltd (ADR)	6,625
335,734	e	Truworths International Ltd	842
94,736	*	Ulta Beauty, Inc	27,204
23,599		United Arrows Ltd	350
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,298		United Electronics Co	$560
396,385	*	Urban Outfitters, Inc	10,147
324,243		USS Co Ltd	6,557
110,723	*,e	Uxin Ltd (ADR)	97
3,813		Valora Holding AG.	747
5,000	*	Valuence Holdings, Inc	187
1,112,367	*	Via Varejo S.A.	3,465
1,297,584	*	Vipshop Holdings Ltd (ADR)	36,475
6,781	*	V-Mart Retail Ltd	237
39,653	*,e	Vroom, Inc	1,625
86,988		VT Holdings Co Ltd	360
425,866	*,e	Waitr Holdings Inc	1,184
39,635		Wangfujing Group Co Ltd	198
115,577	*,e	Wayfair, Inc	26,098
327,865	e	Webjet Ltd	1,284
1,035,444		Wesfarmers Ltd	40,245
12,243	*	Westwing Group AG.	495
5,563		Weyco Group, Inc	88
133,417		WH Smith plc	2,751
1,110,500		Wilcon Depot, Inc	392
116,425		Williams-Sonoma, Inc	11,857
6,758		Winmark Corp	1,256
1,090,374		Woolworths Holdings Ltd	2,936
82,800	e	Workman Co Ltd	7,064
50,600		World Co Ltd	616
165,783		Wuchan Zhongda Group Co Ltd	111
22,042		Xebio Co Ltd	176
149,008	*,e,g	XXL ASA	334
1,116,394		Yamada Denki Co Ltd	5,931
106,033		Yellow Hat Ltd	1,727
172,363	*,g	Zalando SE	19,172
239,572		Zhongsheng Group Holdings Ltd	1,711
6,078	*	zooplus AG.	1,273
91,847	*	Zumiez, Inc	3,378
		TOTAL RETAILING	8,511,681

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
161,615		A-DATA Technology Co Ltd	421
55,988	*	Advanced Energy Industries, Inc	5,429
2,478,286	*	Advanced Micro Devices, Inc	227,284
9,694	*	Advanced Process Systems Corp	222
102,483		Advanced Wireless Semiconductor Co	494
88,600		Advantest Corp	6,636
281,900		AEM Holdings Ltd	737
116,651	*	Aixtron AG.	2,029
47,000		Alchip Technologies Ltd	1,042
43,358	*	Allegro MicroSystems, Inc	1,156
31,831	*	Alpha & Omega Semiconductor Ltd	752
58,339	*	Ambarella, Inc	5,357
735,287		Amkor Technology, Inc	11,088
300,918	*	ams AG.	6,557
657,541		Analog Devices, Inc	97,139
31,000		AP Memory Technology Corp	471
3,586,626		Applied Materials, Inc	309,526
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
302,738		Ardentec Corp	$417
2,593,925		ASE Industrial Holding Co Ltd	7,525
84,789		ASM International NV	18,503
1,262,956		ASM Pacific Technology	16,679
24,231		ASMedia Technology, Inc	1,358
906,219		ASML Holding NV	438,770
61,000		ASPEED Technology, Inc	3,731
12,508	*,e	Atomera, Inc	201
35,015	*	Atto Co Ltd	205
51,442	*	Axcelis Technologies, Inc	1,498
57,029	*	AXT, Inc	546
103,336		BE Semiconductor Industries NV	6,205
1,196,328		Broadcom, Inc	523,812
267,600		Brooks Automation, Inc	18,157
25,211	*	Camtek Ltd	562
16,727	*	Ceva, Inc	761
97,000		Chang Wah Technology Co Ltd	207
11,538	*,†	China Energy Savings Technology, Inc	0
1,531,000		Chipbond Technology Corp	3,625
446,436		ChipMOS Technologies, Inc	547
86,379	*	Cirrus Logic, Inc	7,100
27,963		CMC Materials, Inc	4,231
74,742		Cohu, Inc	2,854
454,925	*,e	Cree, Inc	48,177
6,091	*	CyberOptics Corp	138
39,095	*,e	Daqo New Energy Corp (ADR)	2,242
119,327	*	Dialog Semiconductor plc	6,502
99,415	*	Diodes, Inc	7,009
33,280		Disco Corp	11,216
134,164	*	Dongbu HiTek Co Ltd	6,302
25,369	*	DSP Group, Inc	421
229,400		Elan Microelectronics Corp	1,092
191,000		Elite Semiconductor Memory Technology, Inc	441
10,193		Elmos Semiconductor AG.	342
47,571		eMemory Technology, Inc	1,010
326,272	*	Enphase Energy, Inc	57,251
228,576		Entegris, Inc	21,966
6,783	*	Eo Technics Co Ltd	732
88,000		Episil-Precision, Inc	223
860,000	*	Epistar Corp	1,300
11,233		Eugene Technology Co Ltd	346
791,000		Everlight Electronics Co Ltd	1,191
181,060		Faraday Technology Corp	329
39,433		Ferrotec	673
136,797	*	First Solar, Inc	13,532
285,000	*	Forhouse Corp	143
352,824	*	Formfactor, Inc	15,178
103,000		Formosa Advanced Technologies Co Ltd	139
864,200		Formosa Sumco Technology Corp	4,162
47,376		Foxsemicon Integrated Technology, Inc	355
11,795,000	*,e	GCL Poly Energy Holdings Ltd	1,875
336,406	*	GCL System Integration Technology Co Ltd	219
24,783	*	GemVax & Kael Co Ltd	546
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,190		Gigadevice Semiconductor Beijing, Inc	$792
64,000		Global Lighting Technologies, Inc	256
51,000		Global Mixed Mode Technology, Inc	290
69,000		Global Unichip Corp	835
278,088		Globalwafers Co Ltd	7,025
447,233		Globetronics Technology BHD	301
462,600	*	Greatech Technology Bhd	1,053
223,000		Greatek Electronics, Inc	445
28,683	*	GSI Technology, Inc	212
36,000		Gudeng Precision Industrial Co Ltd	351
27,736		Hangzhou First Applied Material Co Ltd	363
84,144		Hangzhou Silan Microelectronics Co Ltd	322
19,800	*	Hanmi Semiconductor Co Ltd	330
129,000		Holtek Semiconductor, Inc	334
199,531	*,e,g	Hua Hong Semiconductor Ltd	1,136
1,145,417	*	Hynix Semiconductor, Inc	125,112
16,994	*	Ichor Holdings Ltd	512
68,021	*,e	Impinj, Inc	2,848
2,749,476		Infineon Technologies AG.	104,999
21,656	*	Ingenic Semiconductor Co Ltd	303
5,435	*	Innox Advanced Materials Co Ltd	228
89,289	*	Inphi Corp	14,328
9,537,073	e	Intel Corp	475,137
851,855	*,e	IQE plc	856
5,151	*	ITM Semiconductor Co Ltd	270
53,903	*	JA Solar Technology Co Ltd	337
65,013		Japan Material Co Ltd	893
51,000		Jentech Precision Industrial Co Ltd	450
69,027	*,e	JinkoSolar Holding Co Ltd (ADR)	4,271
878,000		King Yuan Electronics Co Ltd	1,088
215,000		Kinsus Interconnect Technology Corp	621
230,629		KLA Corp	59,712
8,639	*	Koh Young Technology, Inc	836
378,284		Lam Research Corp	178,652
57,800		Land Mark Optoelectronics Corp	583
171,448		Lasertec Corp	20,123
467,796	*	Lattice Semiconductor Corp	21,434
7,885		LEENO Industrial Inc	981
200,517		LONGi Green Energy Technology Co Ltd	2,831
28,278		Machvision, Inc	298
115,073	*	MACOM Technology Solutions Holdings, Inc	6,334
1,473,000		Macronix International	2,226
70,000		Malaysian Pacific Industries BHD	452
63,000		Marketech International Corp	262
3,620,561		Marvell Technology Group Ltd	172,121
8,711	*,e	Maxeon Solar Technologies Ltd	247
255,480		Maxim Integrated Products, Inc	22,648
76,247	*	MaxLinear, Inc	2,912
2,648,365		MediaTek, Inc	70,625
18,089		Megachips Corp	494
20,701		Melexis NV	2,018
2,294,451	*	Meyer Burger Technology AG.	901
118,500		Mi Technovation Bhd	117
264,926		Microchip Technology, Inc	36,589
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,370,399	*	Micron Technology, Inc	$253,387
31,400	e	Micronics Japan Co Ltd	395
17,991		Mimasu Semiconductor Industry Co Ltd	451
18,406		Mitsui High-Tec, Inc	692
181,900		MKS Instruments, Inc	27,367
138,596		Monolithic Power Systems, Inc	50,758
255,000	*	Motech Industries, Inc	315
109,959	*	Nanometrics, Inc	5,229
503,075		Nanya Technology Corp	1,560
25,314		NAURA Technology Group Co Ltd	700
1,808,860	*	Neo Solar Power Corp	921
207,280	*	NeoPhotonics Corp Ltd	1,884
12,834	*	NEPES Corp	502
148,578	*	Nordic Semiconductor ASA	2,387
49,760	*	Nova Measuring Instruments Ltd	3,513
233,758		Novatek Microelectronics Corp Ltd	3,076
122,657		Nuvoton Technology Corp	208
10,829		NVE Corp	608
1,294,850		NVIDIA Corp	676,171
1,002,050		NXP Semiconductors NV	159,336
1,573,618	*	ON Semiconductor Corp	51,505
31,252	e	Optorun Co Ltd	640
202,100		Pan Jit International, Inc	390
57,401		Parade Technologies Ltd	2,273
22,678	*	PDF Solutions, Inc	490
58,222		Phison Electronics Corp	691
98,257	*	Photronics, Inc	1,097
100,613		Pixart Imaging, Inc	689
35,717	*	Pixelworks, Inc	101
52,367	e	Power Integrations, Inc	4,287
338,338		Powertech Technology, Inc	1,146
101,564	*	Qorvo, Inc	16,887
3,063,082	n	QUALCOMM, Inc	466,630
1,266,983		Radiant Opto-Electronics Corp	5,160
363,051	*	Rambus, Inc	6,339
197,261		Realtek Semiconductor Corp	2,748
3,140,015	*	Renesas Electronics Corp	32,866
10,467	*	RFHIC Corp	430
43,000		RichWave Technology Corp	606
39,206		Rohm Co Ltd	3,801
10,907		Rorze Corp	707
6,500		RS Technologies Co Ltd	359
12,050	*	S&S Tech Corp	483
259,513		Sanan Optoelectronics Co Ltd	1,073
23,613		Sanken Electric Co Ltd	1,026
40,269	e	SCREEN Holdings Co Ltd	2,970
103,000		SDI Corp	361
97,885	*	Semtech Corp	7,057
30,540	*	Seoul Semiconductor Co Ltd	578
8,657	*	Seoul Viosys Co Ltd	154
7,904		SG Micro Corp	319
204,000	*	Shanghai Fudan Microelectronics Group Co Ltd	369
25,385		Shenzhen Goodix Technology Co Ltd	605
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,821		Shenzhen SC New Energy Technology Corp	$441
946,700		Shinko Electric Industries	21,671
94,543	*	Shinsung Holdings Co Ltd	300
34,000		ShunSin Technology Holding Ltd	158
306,116		Sigurd Microelectronics Corp	494
186,578		Silergy Corp	16,057
80,325	*	Silicon Laboratories, Inc	10,229
8,590	*	Silicon Works Co Ltd	461
21,730		Siltronic AG.	3,398
14,503	*	SIMMTECH Co Ltd	306
397,838		Sino-American Silicon Products, Inc	2,519
15,955	*	SiTime Corp	1,786
84,567		Sitronix Technology Corp	490
503,072		Skyworks Solutions, Inc	76,910
9,369	*	SMA Solar Technology AG.	640
10,287	*,e	SMART Global Holdings, Inc	387
23,018	*,e	SOITEC	4,464
84,220	*	SolarEdge Technologies, Inc	26,876
1,071,330	e	STMicroelectronics NV	39,635
61,581	*	STS Semiconductor & Telecommunications	328
2,722,516		Sumco Corp	59,782
213,030	*,e	SunPower Corp	5,462
62,482	*	Synaptics, Inc	6,023
155,000		Taiwan Semiconductor Co Ltd	344
41,211,358		Taiwan Semiconductor Manufacturing Co Ltd	779,614
1,300,416	e	Taiwan Semiconductor Manufacturing Co Ltd (ADR)	141,797
932,847		Taiwan Surface Mounting Technology Co Ltd	4,301
312,582		Teradyne, Inc	37,475
10,204		TES Co Ltd	279
7,809	*	Tesna Co Ltd	404
1,308,338		Texas Instruments, Inc	214,738
162,125		Tianjin Zhonghuan Semiconductor Co Ltd	633
162,361		Tianshui Huatian Technology Co Ltd	339
3,476	*	Tokai Carbon Korea Co Ltd	401
139,689		Tokyo Electron Ltd	52,183
40,300		Tokyo Seimitsu Co Ltd	1,896
72,048	*	TongFu Microelectronics Co Ltd	278
316,330		Topco Scientific Co Ltd	1,348
18,120	*	Toptec Co Ltd	206
359,793	*,e	Tower Semiconductor Ltd	9,290
105,499	*	Tower Semiconductor Ltd (Tel Aviv)	2,742
5,100		Tri Chemical Laboratories, Inc	825
1,746,000	*,†	Trony Solar Holdings Co Ltd.	2
278,000	*	TSEC Corp	415
7,119		U-Blox AG.	474
105,084	*	Ultra Clean Holdings	3,273
45,344		Ulvac, Inc	1,944
32,306		Unigroup Guoxin Microelectronics Co Ltd	661
113,300		Unisem M BHD	174
4,865,071		United Microelectronics Corp	8,182
12,660	*	UniTest, Inc	318
113,663		Universal Display Corp	26,120
959,144		Vanguard International Semiconductor Corp	3,969
79,233	*	Veeco Instruments, Inc	1,375
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
166,000	*	Via Technologies, Inc	$317
108,068		Visual Photonics Epitaxy Co Ltd	432
173,600		ViTrox Corp BHD	634
357,975		Wafer Works Corp	547
47,111		Will Semiconductor Ltd	1,668
6,488,000		Win Semiconductors Corp	80,084
1,234,389		Winbond Electronics Corp	1,280
22,702	*	WONIK IPS Co Ltd	926
122,355		Wuxi Taiji Industry Co Ltd	177
27,690	*,e,g	X-Fab Silicon Foundries SE	166
38,917	*,g	X-Fab Silicon Foundries SE	234
367,602		Xilinx, Inc	52,115
131,000	*	XinTec, Inc	860
3,549,214		Xinyi Solar Holdings Ltd	9,307
73,706		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	339
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6,816,780

SOFTWARE & SERVICES - 11.0%
75,940	*	21Vianet Group, Inc (ADR)	2,634
109,599	*,e	2U, Inc	4,385
114,787		360 Security Technology, Inc	276
88,618	*	8x8, Inc	3,055
154,184	*	A10 Networks, Inc	1,520
44,524		Absolute Software Corp	530
1,063,521		Accenture plc	277,802
119,197	*	ACI Worldwide, Inc	4,581
2,987		Adesso SE	354
4,263		Admicom Oyj	705
511,695	*	Adobe, Inc	255,909
39,517	*,g	Adyen NV	91,819
512,454	*	Afterpay Touch Group Ltd	46,585
55,199	*	Agilysys, Inc	2,119
3,104,000	*	AGTech Holdings Ltd	115
4,455	*	Ahnlab, Inc	313
821	*	AI inside, Inc	584
147,668	*	Akamai Technologies, Inc	15,504
84,465	*	Alarm.com Holdings, Inc	8,738
79,451	g	Alfa Financial Software Holdings plc	143
7,875		Allgeier SE	179
71,893		Alliance Data Systems Corp	5,327
7,100		Alpha Systems, Inc	241
34,054	*,e	Altair Engineering, Inc	1,981
31,061	*	Alten	3,522
54,320	*	Alteryx, Inc	6,616
125,392		Altium Ltd	3,293
509,955		Amadeus IT Holding S.A.	37,644
137,007		Amdocs Ltd	9,718
22,301		American Software, Inc (Class A)	383
1,438,438	*	Anaplan, Inc	103,352
90,728	*	Ansys, Inc	33,007
168,516		Appen Ltd	3,217
12,758	*	Appfolio, Inc	2,297
32,985	*,e	Appian Corp	5,347
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,600		Argo Graphics, Inc	$552
67,024	*	Aspen Technology, Inc	8,730
68,845		Asseco Poland S.A.	1,256
21,726	*	Asure Software, Inc	154
123,599	*	Atlassian Corp plc	28,906
85,589	e	Atos Origin S.A.	7,816
8,244		Aubay	345
321,688	*	Autodesk, Inc	98,224
749,186		Automatic Data Processing, Inc	132,007
103,216	*	Avalara, Inc	17,019
1,514,488	g	Avast plc	11,121
376,444	*	Avaya Holdings Corp	7,209
99,329		Aveva Group plc	4,337
83,000	*,e	BASE, Inc	7,856
9,744	*	BasWare Oyj	500
128,155		Bechtle AG.	27,930
26,237		Beijing E-Hualu Information Technology Co Ltd	123
51,113		Beijing Shiji Information Technology Co Ltd	243
95,318		Beijing Sinnet Technology Co Ltd	251
33,612		Beijing Thunisoft Corp Ltd	123
101,665	*	Benefitfocus, Inc	1,472
20,723	*,e	BigCommerce Holdings, Inc	1,329
125,795	*	Bill.Com Holdings, Inc	17,171
308,727	*	Black Knight, Inc	27,276
53,793		Blackbaud, Inc	3,096
488,989	*	Blackberry Ltd (New)	3,242
95,663	*,e	Blackline, Inc	12,760
315,284	*	Blue Prism Group plc	7,404
284,917		Booz Allen Hamilton Holding Co	24,839
34,515	*	Bottomline Technologies, Inc	1,820
600,836	*	Box, Inc	10,845
249,702		Bravura Solutions Ltd	622
208,137	*	Brightcove, Inc	3,830
92,000	e	Broadleaf Co Ltd	608
191,843		Broadridge Financial Solutions, Inc	29,390
51,473	*	CACI International, Inc (Class A)	12,834
444,993	*	Cadence Design Systems, Inc	60,710
38,340	*	Cafe24 Corp	2,246
40,245		Cancom SE	2,253
139,180		Cap Gemini S.A.	21,650
1,797,106	*	Capita Group plc	963
36,068	*,e	Cardtronics plc	1,273
11,226	e	Cass Information Systems, Inc	437
184,415		CDK Global, Inc	9,558
59,627	*,e	Cerence Inc	5,991
190,065	*	Ceridian HCM Holding, Inc	20,253
213,361	*	CGI, Inc	16,928
27,400	*,e	Change, Inc	937
181,111	*	ChannelAdvisor Corp	2,894
383,500	*,e	Chatwork Co Ltd	4,750
805,553	*	Check Point Software Technologies	107,066
12,306,321	*	China Innovationpay Group Ltd	3,675
11,291		China National Software & Service Co Ltd	136
83,374		China TransInfo Technology Co Ltd	244
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,200,000		Chinasoft International Ltd	$4,694
907,400		Cielo S.A.	701
97,003		Citrix Systems, Inc	12,620
463,911	*	Cloudera, Inc	6,453
110,689	*	Cloudflare, Inc	8,411
10,795	*	CM.com NV	408
398,846		Cognizant Technology Solutions Corp (Class A)	32,685
146,462	*	Commvault Systems, Inc	8,110
112,954		Computacenter plc	3,783
57,436		Computer Engineering & Consulting Ltd	845
211,014		Computershare Ltd	2,375
20,288	e	Comture Corp	575
85,597	*	Concentrix Corp	8,448
689,947	*	Conduent, Inc	3,312
18,645		Constellation Software, Inc	24,211
54,183	*	Cornerstone OnDemand, Inc	2,386
64,795	*	Coupa Software, Inc	21,960
38,279	*,g	Crayon Group Holding ASA	563
133,480	*	Crowdstrike Holdings, Inc	28,274
41,201		CSG Systems International, Inc	1,857
33,994	*	CyberArk Software Ltd	5,493
23,700	e	Cybozu, Inc	592
60,547		Cyient Ltd	426
495,169		Dassault Systemes S.A.	100,430
149,659		Data#3 Ltd	649
269,011	*	Datadog, Inc	26,481
4,713		Datagroup SE	290
35,768	*	Datto Holding Corp	966
373,636	*	Descartes Systems Group, Inc	21,853
195,977		DHC Software Co Ltd	249
8,425	*,e	Digimarc Corp	398
11,100		Digital Arts, Inc	1,023
1,569,831		Digital China Holdings Ltd	1,289
33,713		Digital Garage, Inc	1,393
245,412	*	Digital Turbine, Inc	13,881
12,366	*	Docebo, Inc	804
245,926	*	DocuSign, Inc	54,669
137,713	*	Domo, Inc	8,782
231,881	*	Dropbox, Inc	5,145
45,300		DTS Corp	934
37,237	*	Duck Creek Technologies, Inc	1,612
15,917	*	DuzonBIzon Co Ltd	1,525
202,471		DXC Technology Co	5,214
1,093,178		Dye & Durham Ltd	43,387
267,771	*	Dynatrace, Inc	11,586
24,100	*,e	Ebase Co Ltd	238
30,273	e	Ebix, Inc	1,149
138,942	e	Econocom Group S.A.	419
193,160		Edenred	10,970
2,600		Edulab, Inc	160
28,652	*	eGain Corp	338
96,515	*	Elastic NV	14,104
88,748		Ementor ASA	1,257
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
271,731	*	EML Payments Ltd	$873
91,375	*	Endurance International Group Holdings, Inc	864
45,569		Enghouse Systems Ltd	2,207
41,250	*	Envestnet, Inc	3,394
50,185	*	EPAM Systems, Inc	17,984
391,555	g	Equiniti Group plc	592
74,960	*	Euronet Worldwide, Inc	10,863
60,776	*	Everbridge, Inc	9,060
152,007		EVERTEC, Inc	5,977
53,563	*	Evo Payments, Inc	1,447
161,923	*	Exasol AG.	5,511
46,816	*	ExlService Holdings, Inc	3,985
54,212	*	Fair Isaac Corp	27,705
79,584	*,e	Fastly, Inc	6,953
1,595,754		Fidelity National Information Services, Inc	225,735
108,403	*,†,g	Finablr plc	2
181,067	*	FireEye, Inc	4,175
103,787	*	First Derivatives plc	4,542
208,955		Firstsource Solutions Ltd	291
1,210,039	*	Fiserv, Inc	137,775
141,100	*	Five9, Inc	24,608
24,400		Fixstars Corp	223
138,137	*	FleetCor Technologies, Inc	37,688
11,202		Formula Systems 1985 Ltd	968
127,836	*	Fortinet, Inc	18,988
86,461		Fortnox AB	4,860
65,900	*,e	Freee KK	6,445
92,982	*	F-Secure Oyj	436
27,584		FUJI SOFT, Inc	1,380
128,673		Fujitsu Ltd	18,598
9,327		Fukui Computer Holdings, Inc	363
24,100		Future Architect, Inc	412
83,037	*	Gartner, Inc	13,302
380,676		GB Group plc	4,871
539,951	*	GDS Holdings Ltd (ADR)	50,561
347,157		Genpact Ltd	14,358
115,246	g	Global Dominion Access S.A.	529
590,019		Global Payments, Inc	127,102
108,034	*	Globant S.A.	23,509
44,190		Glodon Co Ltd	533
5,000	e	GMO Cloud KK	429
110,470		GMO internet, Inc	3,172
94,977		GMO Payment Gateway, Inc	12,763
278,125	*	GoDaddy, Inc	23,070
98,177	*,e	GreenSky, Inc	455
109,245	*	Grid Dynamics Holdings, Inc	1,377
34,065	*,e	GTT Communications, Inc	122
62,971	*,e	GTY Technology Holdings Inc	326
23,869	*	Guidewire Software, Inc	3,073
103,354		Hackett Group, Inc	1,487
178,892		Hansen Technologies Ltd	513
1,091,263		HCL Technologies Ltd	14,163
61,000	*,e	Hennge KK	4,914
1,508,501	*	Hi Sun Technology China Ltd	197
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,494		Hilan Ltd	$783
247,758	*	HubSpot, Inc	98,221
343,200	*,e,g	Huifu Payment Ltd	149
52,094		Hundsun Technologies, Inc	837
4,365	*	Hyundai Autoever Corp	497
70,462	*	I3 Verticals, Inc	2,339
188,002	e	Ideagen plc	720
71,883		Iflytek Co Ltd	450
131,489	*	Indra Sistemas S.A.	1,125
20,009		Ines Corp	271
264,386		Inesa Intelligent Tech, Inc - B	119
154,021	*	Infibeam Incorporation Ltd	181
21,453		Infocom Corp	705
2,963,800		Infomart Corp	28,305
38,021	*	Information Services Group, Inc	125
21,148		Information Services International-Dentsu Ltd	641
3,195,724		Infosys Technologies Ltd	54,784
116,638		Integrated Research Ltd	240
18,558	*,e	Intelligent Systems Corp	744
648,545		International Business Machines Corp	81,639
23,867	*,e	International Money Express Inc	370
385,716		Intuit, Inc	146,514
97,199		iomart Group plc	426
191,873		Iress Market Technology Ltd	1,576
100,327		IT Holdings Corp	2,057
83,300		Itochu Techno-Science Corp	2,975
62,079	*,e	j2 Global, Inc	6,065
123,888		Jack Henry & Associates, Inc	20,069
45,481	*	Jamf Holding Corp	1,361
21,167	*	JFrog Ltd	1,330
33,557		Justsystems Corp	2,331
152,730		Kainos Group plc	2,544
12,886		Kanematsu Electronics Ltd	519
105,900	*,e	Kaonavi, Inc	4,643
223,307		KBR, Inc	6,907
632,248	*	Keywords Studios plc	24,689
47,557		Kginicis Co Ltd	884
132,808	*	Kinaxis, Inc	18,816
2,246,495		Kingdee International Software Group Co Ltd	9,171
51,092	*,e	Kingsoft Cloud Holdings Ltd (ADR)	2,225
1,180,810		Kingsoft Corp Ltd	7,635
20,664		KNOW IT AB	782
105,303		KPIT Cummins Infosystems Ltd	357
17,712	e	LAC Co Ltd	179
45,805		Lakala Payment Co Ltd	210
46,387	g	Larsen & Toubro Infotech Ltd	2,326
1,214,614	*,e	Laybuy Group Holdings Ltd	1,218
3,392,435		Learning Technologies Group plc	8,443
196,787		Leidos Holdings, Inc	20,686
334,987	*	Lightspeed POS, Inc	23,643
21,004	e	Lime Technologies AB	1,043
95,816	*,e	Limelight Networks, Inc	382
553,932		Link Administration Holdings Ltd	2,367
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
113,586		Linx S.A.	$823
167,102	*	Liveperson, Inc	10,399
152,431	*,e	LiveRamp Holdings, Inc	11,156
160,382	g	Locaweb Servicos de Internet S.A.	2,495
16,143	*	Lotte Data Communication Co	597
26,283		Magic Software Enterprises Ltd	416
109,664	*	Manhattan Associates, Inc	11,534
47,871		Mantech International Corp (Class A)	4,258
2,233,681		Mastercard, Inc (Class A)	797,290
36,636		Matrix IT Ltd	830
47,994		MAXIMUS, Inc	3,513
55,925		McAfee Corp	933
89,409	*,e	Medallia, Inc	2,970
500,876	*	Megaport Ltd	5,501
341,719		Micro Focus International plc	1,966
18,190,112		Microsoft Corp	4,045,845
8,024	*	MicroStrategy, Inc (Class A)	3,118
59,009	*	Mimecast Ltd	3,354
87,614		MindTree Ltd	1,995
20,100	e	Miroku Jyoho Service Co Ltd	408
138,102	*	Mitek Systems, Inc	2,455
20,267		Mitsubishi Research Institute, Inc	840
135,517	*	Model N, Inc	4,835
37,188	*	Money Forward, Inc	1,769
104,577	*	MoneyGram International, Inc	572
51,474	*	MongoDB, Inc	18,481
82,100		Mphasis Ltd	1,733
1,851,700		My EG Services BHD	886
852,000	*,†,e	National Agricultural Holdings Ltd	1
296,533		NCC Group plc	1,022
462,972	*,e	nCino, Inc	33,524
2,400,105	*,e	nearmap Ltd	4,104
104,520		NEC Corp	5,614
73,343		NEC Networks & System Integration Corp	1,268
80,142		Nemetschek AG.	5,956
90,606		NET One Systems Co Ltd	3,197
55,399	*,g	Netcompany Group A.S.	5,681
483,410	g	Network International Holdings plc	2,178
51,549	*	New Relic, Inc	3,371
376,723	*,g	Nexi S.p.A	7,496
4,151,617	*	NEXTDC Ltd	39,176
10,864	*	NHN KCP Corp	686
161,030		NIC, Inc	4,159
54,261	*	Nice Systems Ltd	15,351
107,638		Nihon Unisys Ltd	4,219
18,166		NIIT Technologies Ltd	674
72,200		Nippon System Development Co Ltd	1,558
209,590		Nomura Research Institute Ltd	7,498
530,115		NortonLifelock, Inc	11,016
32,092	e	NS Solutions Corp	945
558,245		NTT Data Corp	7,641
634,402	*	Nuance Communications, Inc	27,971
426,541	*	Nutanix, Inc	13,594
110,150	*	Nuvei Corp	6,634
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,700		OBIC Business Consultants Ltd	$1,361
28,710		Obic Co Ltd	5,770
200,795	*	Okta, Inc	51,054
3,651		One Software Technologies Ltd	483
24,774	*,e	OneSpan, Inc	512
356,533		Open Text Corp	16,208
251,804		Open Text Corp (Toronto)	11,442
18,600	*	Optim Corp	506
3,184,417		Oracle Corp	206,000
3,439	*	Oracle Corp Japan	448
7,438		Oro Co Ltd	316
89,038		Otsuka Corp	4,697
118,529	*,e	Pagerduty, Inc	4,943
210,650	*,e	Pagseguro Digital Ltd	11,982
88,009	*	Palo Alto Networks, Inc	31,278
12,669	*	Park City Group, Inc	61
520,220		Paychex, Inc	48,474
82,592	*	Paycom Software, Inc	37,352
86,627	*	Paylocity Holding Corp	17,837
3,523,006	*,e	PayPal Holdings, Inc	825,088
27,503	*,e	Paysign Inc	128
103,639		Pegasystems, Inc	13,811
23,875	*	Perficient, Inc	1,138
37,199		Persistent Systems Ltd	773
673,298		Perspecta, Inc	16,213
76,302	*	Pexip Holding ASA	585
14,039	*,e	PFSweb, Inc	95
28,789	*,e	Ping Identity Holding Corp	825
15,400	*	PKSHA Technology, Inc	384
155,910	*	Pluralsight, Inc	3,268
40,342	*	POSDATA Co Ltd	288
8,851	*	Priority Technology Holdings Inc	62
289,094		Progress Software Corp	13,064
606,985	*,e	Proofpoint, Inc	82,799
30,670	*	PROS Holdings, Inc	1,557
105,648	*,e	PTC, Inc	12,637
759,340	*	Pushpay Holdings Ltd	991
39,335	*	Q2 Holdings, Inc	4,977
9,049		QAD, Inc (Class A)	572
40,174	*,e	Qualys, Inc	4,896
30,806	*,e	Rackspace Technology, Inc	587
77,600		Rakus Co Ltd	1,797
52,900	*	Rapid7, Inc	4,769
191,060	*	RealPage, Inc	16,668
177,994	*	Repay Holdings Corp	4,850
21,673		Reply S.p.A	2,537
18,268	*	Rimini Street, Inc	81
141,230	*	RingCentral, Inc	53,522
15,821	*	Rsupport Co Ltd	193
50,682		S&T AG.	1,196
463,263		Sabre Corp	5,568
961,585		Sage Group plc	7,635
183,308	*	SailPoint Technologies Holding, Inc	9,759
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,220		Saipens International Corp NV	$873
3,210,126	*	salesforce.com, Inc	714,349
14,242	*	Samsung SDS Co Ltd	2,344
19,325		Sangfor Technologies, Inc	733
13,300	*	Sansan, Inc	878
1,100,764		SAP AG.	142,570
20,755		Sapiens International Corp NV	635
87,759		Science Applications International Corp	8,306
28,572	*	Seachange International, Inc	40
15,560	*,e	SecureWorks Corp	221
2,000	*,e	Serverworks Co Ltd	79
726,947	*	ServiceNow, Inc	400,133
151,929	*,e	ServiceSource International LLC	267
1,087,854	*	Sezzle, Inc (ADR)	5,171
36,846		Shanghai Baosight Software Co Ltd	389
324,972	*	SHIFT, Inc	45,033
123,444	*	Shopify, Inc (Class A) (Toronto)	139,389
7,334	*	ShotSpotter, Inc	277
929,741		Silverlake Axis Ltd	190
42,401		SimCorp AS	6,304
37,580	*,g	Sinch AB	6,111
686,876	*	Slack Technologies, Inc	29,014
113,322	*	Smartsheet, Inc	7,852
385,830	*	Smith Micro Software, Inc	2,091
10,100		Softbank Technology Corp	342
123,888		Softcat plc	2,330
54,111		Software AG.	2,204
33,443	*	SolarWinds Corp	500
80,188	*,e	Solutions 30 SE	1,032
43,556		Sonata Software Ltd	236
408,962		Sonda S.A.	252
28,835		Sopra Group S.A.	4,648
91,662	e	Sourcenext Corp	249
149,808	*	Splunk, Inc	25,451
53,738	*	Sprout Social, Inc	2,440
191,679	*	SPS Commerce, Inc	20,814
611,694	*	Square, Inc	133,129
328,032		SS&C Technologies Holdings, Inc	23,864
35,273	*	StarTek, Inc	265
709,573	*	StoneCo Ltd	59,547
18,900		Sumisho Computer Systems Corp	1,081
9,804	*,e	Sumo Logic, Inc	280
789,224		SUNeVision Holdings Ltd	718
20,228	*,†	Suvidhaa Infoserve Pvt Ltd	0	^
610,095	*,e	SVMK, Inc	15,588
149,503	e	Switch, Inc	2,447
71,208	*	Sykes Enterprises, Inc	2,682
72,856	*	Synchronoss Technologies, Inc	342
787,191	*	Synopsys, Inc	204,071
73,428		Systena Corp	1,542
341,851		Systex Corp	1,068
59,557		Tanla Platforms Ltd	552
863,906		Tata Consultancy Services Ltd	33,921
50,958		Tata Elxsi Ltd	1,284
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
289,431	*,g	TeamViewer AG.	$15,548
266,025		Tech Mahindra Ltd	3,556
95,700		TechMatrix Corp	1,991
239,313		Technology One Ltd	1,515
122,810	*	TeleNav, Inc	577
52,588		Temenos Group AG.	7,327
270,190	*	Tenable Holdings, Inc	14,120
103,024	*	Teradata Corp	2,315
6,800	*,e	TerraSky Co Ltd	267
21,661		Thunder Software Technology Co Ltd	388
107,236		Tietoenator Oyj	3,529
15,070		TKC	1,131
34,676	*,†	Topicus.com, Inc	131
427,352		Totvus S.A.	2,368
68,516	*	Trade Desk, Inc	54,881
38,961	*	Trans Cosmos, Inc/Japan	985
419,219		Travelsky Technology Ltd	1,013
135,524	*,e	Trend Micro, Inc	7,803
14,154		TTEC Holdings, Inc	1,032
6,633	*,e	Tucows, Inc	490
221,016	*	Twilio, Inc	74,814
66,441	*	Tyler Technologies, Inc	29,003
181,874	*	Tyro Payments Ltd	446
234,137	*	Unifiedpost Group S.A.	7,151
96,452	*	Unisys Corp	1,898
11,982	*	UNITED, Inc	159
44,410	*,e	Unity Software, Inc	6,816
38,171	*	Upland Software, Inc	1,752
366,930		Vakrangee Ltd	347
24,726	*	Varonis Systems, Inc	4,045
37,892		Venustech Group, Inc	170
240,711	*	Verint Systems, Inc	16,171
500,778	*	VeriSign, Inc	108,368
44,503	*,e	Veritone, Inc	1,266
145,673	*	Verra Mobility Corp	1,955
61,577	e	VirnetX Holding Corp	310
24,516	*	Virtusa Corp	1,254
3,841,972		Visa, Inc (Class A)	840,355
76,407	*,e	VMware, Inc (Class A)	10,717
149,414		Wangsu Science & Technology Co Ltd	158
992,000	*,e,g	Weimob, Inc	1,788
610,338		Western Union Co	13,391
67,036	*	WEX, Inc	13,644
487,565		Wipro Ltd	2,583
374,038		Wisetech Global Ltd	8,889
56,102	*	Wix.com Ltd	14,023
166,156	*	Workday, Inc	39,813
64,271	*	Workiva, Inc	5,889
184,868	*,g	Worldline S.A.	17,960
105,080	*	Xero Ltd	11,927
302,311		Xperi Holding Corp	6,318
85,539	*,e	Yext, Inc	1,345
170,707		Yonyou Network Technology Co Ltd	1,146
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
407,028	*	Zendesk, Inc	$58,254
50,232		Zensar Technologies Ltd	164
36,699	*	Zix Corp	317
276,907	*	Zoom Video Communications, Inc	93,406
72,897	*	Zscaler, Inc	14,558
15,700		Zuken, Inc	440
364,871	*	Zuora Inc	5,083
		TOTAL SOFTWARE & SERVICES	13,997,455

TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
193,806	*,e	3D Systems Corp	2,031
309,444	e	AAC Technologies Holdings, Inc	1,715
91,947	*	Acacia Communications, Inc	6,708
33,618		Accelink Technologies Co Ltd	149
434,402		Accton Technology Corp	4,898
24,794	*	ACE Technologies Corp	620
1,224,532		Acer, Inc	1,033
70,111		Addsino Co Ltd	295
74,000		Adlink Technology, Inc	167
76,820		Adtran, Inc	1,135
132,098	*	ADVA AG. Optical Networking	1,144
35,000		Advanced Ceramic X Corp	638
139,331		Advantech Co Ltd	1,739
41,406		Ai Holdings Corp	835
22,023	*,e	Akoustis Technologies, Inc	269
166,000		Alpha Networks, Inc	185
950,800		Alps Electric Co Ltd	12,546
6,535		ALSO Holding AG.	1,859
54,150		Amano Corp	1,297
298,264		Amphenol Corp (Class A)	39,004
802,993	e	Anritsu Corp	17,926
110,000		Apex International Co Ltd	269
35,128,857	d	Apple, Inc	4,661,248
30,117	*,e	Applied Optoelectronics, Inc	256
105,409		Arcadyan Technology Corp	353
72,297	*	Arista Networks, Inc	21,007
461,914	*	Arlo Technologies, Inc	3,598
109,761	*	Arrow Electronics, Inc	10,680
165,000		Asia Optical Co, Inc	435
229,000		Asia Vital Components Co Ltd	541
37,000		ASROCK, Inc	206
298,026		Asustek Computer, Inc	2,662
69,000		Aten International Co Ltd	208
3,564,534	*	AU Optronics Corp	1,783
25,030		Audiocodes Ltd	689
50,000		AURAS Technology Co Ltd	382
27,598		Aurora Corp	87
22,762		Austria Technologie & Systemtechnik AG.	724
51,020		AVIC Jonhon Optronic Technology Co Ltd	612
126,837	*	Avid Technology, Inc	2,013
172,138		Avnet, Inc	6,044
55,000		Azbil Corp	3,009
34,948		Badger Meter, Inc	3,287
68,710		Barco NV	1,495
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,178		Basler AG.	$368
27,343	*	Beijing BDStar Navigation Co Ltd	213
16,331		Bel Fuse, Inc (Class B)	245
127,453		Belden CDT, Inc	5,340
57,888		Benchmark Electronics, Inc	1,564
1,658,798		Benq Corp	1,713
17,634		BH Co Ltd	357
978,237		BOE Technology Group Co Ltd	899
32,945		Brother Industries Ltd	680
299,939	e	BYD Electronic International Co Ltd	1,574
56,764	*	CalAmp Corp	563
327,342	*	Calix, Inc	9,742
24,050	*	Cambium Networks Corp	603
198,000	*,†,e	Camsing International Holding Ltd	0	^
11,500	*	Canon Electronics, Inc	167
44,890		Canon Marketing Japan, Inc	1,026
155,774	e	Canon, Inc	3,018
312,996		Career Technology Co Ltd	391
43,835	g	Carel Industries S.p.A	1,027
43,232	*	Casa Systems, Inc	267
127,943		Casetek Holdings Ltd	398
284,947		Catcher Technology Co Ltd	2,095
453,575		CDW Corp	59,777
240,841	*	Celestica, Inc	1,943
95,245		Chaozhou Three-Circle Group Co Ltd	543
26,000		Chaun-Choung Technology Corp	195
1,135,481		Cheng Uei Precision Industry Co Ltd	1,910
238,021		Chicony Electronics Co Ltd	731
176,179		Chilisin Electronics Corp	705
489,600	*,†	China Fiber Optic Network System Group Ltd	1
133,657		China Greatwall Technology Group Co Ltd	389
293,000		Chin-Poon Industrial Co	332
283,840		Chroma ATE, Inc	1,701
15,000		Chunghwa Precision Test Tech Co Ltd	409
715,412	*	Ciena Corp	37,810
9,959,071		Cisco Systems, Inc	445,668
300,100		Citizen Watch Co Ltd	857
28,226	*	Clearfield, Inc	698
286,393		Clevo Co	307
755,743		CMC Magnetics Corp	256
106,550		Codan Ltd	920
456,807		Cognex Corp	36,675
27,108	*	Coherent, Inc	4,067
1,684,312	e	Comba Telecom Systems Holdings Ltd	492
7,085		Comet Holding AG.	1,592
2,755,099	*	CommScope Holding Co, Inc	36,918
1,923,524		Compal Electronics, Inc	1,420
1,341,000		Compeq Manufacturing Co	2,084
44,430		Comtech Telecommunications Corp	919
72,249		Concraft Holding Co Ltd	223
287,600		Coretronic Corp	416
1,043,412		Corning, Inc	37,563
16,014	*,e	Corsair Gaming, Inc	580
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
491,000		Cowell e Holdings, Inc	$371
49,950		CTS Corp	1,715
45,086	*	Daea TI Co Ltd	240
25,900		Daeduck Electronics Co Ltd	301
8,056	*	Daejoo Electronic Materials Co Ltd	346
11,533	e	Dai-ichi Seiko Co Ltd	221
81,414		Daiwabo Co Ltd	7,248
48,955		Daktronics, Inc	229
160,421		Darfon Electronics Corp	248
16,600	e	Datalogic S.p.A.	284
134,606	*	DataTec Ltd	225
1,168,355	*	Dell Technologies, Inc	85,629
268,057		Delta Electronics Thai PCL	4,348
2,957,273		Delta Electronics, Inc	27,733
10,199		Denki Kogyo Co Ltd	265
56,401		Dexerials Corp	739
54,770		Dicker Data Ltd	442
263,308	*	Diebold, Inc	2,807
47,822	*	Digi International, Inc	904
60,233		Dolby Laboratories, Inc (Class A)	5,850
9,149	*	Doosan Solus Co Ltd	418
14,630	*	Dreamtech Co Ltd	158
18,287	*	DZS, Inc	283
243,100		Eastern Communications Co Ltd	107
20,910	*,e	Eastman Kodak Co	170
16,504	*,e	Ebang International Holdings, Inc	100
68,287	*	EchoStar Corp (Class A)	1,447
44,000		Egis Technology, Inc	270
16,624		Eizo Nanao Corp	587
21,948		Elecom Co Ltd	1,133
19,400		Elematec Corp	191
217,270		Elite Material Co Ltd	1,218
45,704		Ennoconn Corp	410
10,200		Enplas Corp	386
27,076	*	ePlus, Inc	2,381
4,546,856		Ericsson (LM) (B Shares)	54,087
18,601		ESPEC Corp	373
29,476		Evertz Technologies Ltd	306
352,426	*	Extreme Networks, Inc	2,428
69,149	*	F5 Networks, Inc	12,166
130,359	*,e	Fabrinet	10,115
36,227	*	FARO Technologies, Inc	2,559
75,095	*	Feelux Co Ltd	284
51,248		Fiberhome Telecommunication Technologies Co Ltd	189
2,385,000	*,e	FIH Mobile Ltd	293
251,596	*,e	Fingerprint Cards AB	536
191,633		Firich Enterprises Co Ltd	197
261,207	*	Fitbit, Inc	1,776
262,392		FLEXium Interconnect, Inc	1,134
198,317		FLIR Systems, Inc	8,692
82,310		Flytech Technology Co Ltd	183
10,495,812		Foxconn Industrial Internet Co Ltd	22,003
1,713,193		Foxconn Technology Co Ltd	3,264
82,577		Fujifilm Holdings Corp	4,356
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
75,212	*	Genasys, Inc	$490
188,000		General Interface Solution Holding Ltd	768
62,378		Genius Electronic Optical Co Ltd	1,263
280,271		Getac Technology Corp	489
408,123		Gigabyte Technology Co Ltd	1,133
34,558		Gilat Satellite Networks Ltd	226
79,222		GoerTek, Inc	453
287,000	*	Gold Circuit Electronics Ltd	517
136,536		GRG Banking Equipment Co Ltd	223
351,684		Guangdong LY Intelligent Manufacturing Co Ltd	646
145,397		Guangzhou Haige Communications Group, Inc Co	241
33,218		Guangzhou Shiyuan Electronic Technology Co Ltd	585
818,245		Halma plc	27,403
31,084		Hamamatsu Photonics KK	1,778
470,200		Hana Microelectronics PCL (Foreign)	624
237,365		Hannstar Board Corp	367
1,963,330	*	HannStar Display Corp	862
141,528	*	Harmonic, Inc	1,046
77,973		Hengtong Optic-electric Co Ltd	167
946,333		Hewlett Packard Enterprise Co	11,214
111,539		Hexagon AB (B Shares)	10,226
6,997	*	HFR, Inc	203
500,000	*	High Tech Computer Corp	548
10,200		Hioki EE Corp	413
371		Hirose Electric Co Ltd	56
1,563,709	*	Hitachi Ltd	61,718
31,989		HMS Networks AB	1,009
13,239		Hochiki Corp	164
100,470		Holystone Enterprise Co Ltd	418
5,236,640		Hon Hai Precision Industry Co, Ltd	17,171
35,699		Horiba Ltd	2,097
98,000		Hosiden Corp	944
1,006,447		HP, Inc	24,749
23,400		Huagong Tech Co Ltd	83
22,427	*,e	Huami Corp (ADR)	266
3,231,600		Ibiden Co Ltd	151,068
9,100		Icom, Inc	240
88,756		IEI Integration Corp	173
164,048	*,e	II-VI, Inc	12,461
18,103	*	Iljin Materials Co Ltd	850
38,922	*	Immersion Corp	439
5,473,070		Inari Amertron BHD	3,769
1,710		Inficon Holding AG.	1,566
187,400	*,e	Infinera Corp	1,964
49,200		Innodisk Corp	291
3,414,321		InnoLux Display Corp	1,718
57,053	*,e	Inseego Corp	883
83,475	*	Insight Enterprises, Inc	6,352
68,976		Inspur Electronic Information Industry Co Ltd	284
94,548	*,e	Intellicheck, Inc	1,078
40,718		InterDigital, Inc	2,471
37,768	*	Intevac, Inc	272
1,126,172		Inventec Co Ltd	963
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
31,829	*	IPG Photonics Corp	$7,123
20,900		Iriso Electronics Co Ltd	905
4,200		ITC Networks Corp	58
168,820		ITEQ Corp	831
73,411	*	Iteris, Inc	415
31,560	*	Itron, Inc	3,027
22,716		Ituran Location and Control Ltd	433
210,771		Jabil Inc	8,964
42,442		Japan Aviation Electronics Industry Ltd	651
2,293,794	*	Japan Display, Inc	1,002
317,700		Jaymart PCL	212
51,279		Jenoptik AG.	1,566
384,796		Juniper Networks, Inc	8,662
17,800		Kaga Electronics Co Ltd	412
647,500		KCE Electronics PCL	897
224,462		Keyence Corp	126,264
481,960	*	Keysight Technologies, Inc	63,662
62,147	*	Kimball Electronics, Inc	994
39,000		King Slide Works Co Ltd	413
280,705		Kingboard Chemical Holdings Ltd	1,184
1,035,246		Kingboard Laminates Holdings Ltd	1,692
22,205	*	KMW Co Ltd	1,651
368,125	*	Knowles Corp	6,785
29,400		Koa Corp	421
461,900		Konica Minolta Holdings, Inc	1,769
23,911	*	KVH Industries, Inc	271
3,893		Kyocera Corp	239
13,433	*	L&F Co Ltd	886
24,138	e	Landis&Gyr Group AG.	1,896
41,625		Largan Precision Co Ltd	4,744
510		LEM Holding S.A.	1,000
3,082,399		Lenovo Group Ltd	2,914
235,723		Lens Technology Co Ltd	1,103
131,061		Leyard Optoelectronic Co Ltd	128
5,990	*	LG Innotek Co Ltd	1,009
100,249	*	LG.Philips LCD Co Ltd	1,714
905,277		Lite-On Technology Corp	1,606
35,186		Littelfuse, Inc	8,960
179,340		Logitech International S.A.	17,413
58,995		Lotes Co Ltd	1,000
25,136		LPKF Laser & Electronics AG.	903
197,868	*	Lumentum Holdings, Inc	18,758
26,759	*	Luna Innovations, Inc	264
361,924		Luxshare Precision Industry Co Ltd	3,110
50,507		Macnica Fuji Electronics Holdings, Inc	993
8,300		Maruwa Co Ltd	933
55,100		Maxell Holdings Ltd	688
8,258		Maxscend Microelectronics Co Ltd	721
74,291		Mcj Co Ltd	798
9,428		Mcnex Co Ltd	351
21,100		Meiko Electronics Co	395
5,165	*	Melco Holdings, Inc	168
565,076		Merry Electronics Co Ltd	2,953
68,203		Methode Electronics, Inc	2,611
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
149,464	e	Micronic Laser Systems AB	$4,439
278,200		Micro-Star International Co Ltd	1,315
664,893		Mitac Holdings Corp	700
303,328		Motorola Solutions, Inc	51,584
30,687		MTS Systems Corp	1,785
763,122		Murata Manufacturing Co Ltd	69,085
181,000		Nan Ya Printed Circuit Board Corp	1,175
7,747	*	Napco Security Technologies, Inc	203
268,110		National Instruments Corp	11,781
189,357	*	NCR Corp	7,114
36,611		Neopost S.A.	703
188,278		NetApp, Inc	12,472
44,819	*	Netgear, Inc	1,821
110,377	*	Netscout Systems, Inc	3,027
88,412	*	Newmax Technology Co Ltd	165
52,750		Nichicon Corp	668
55,515		Ninestar Corp	227
21,000		Nippon Ceramic Co Ltd	591
249,876	e	Nippon Electric Glass Co Ltd	5,474
46,256		Nippon Signal Co Ltd	422
42,960	e	Nissha Printing Co Ltd	625
59,582	*	nLight, Inc	1,945
24,072		Nohmi Bosai Ltd	526
1		Nokia Corp (ADR)	0	^
4,888,306		Nokia Oyj (Turquoise)	18,880
44,211	*	Novanta, Inc	5,227
79,410		O-film Tech Co Ltd	160
76,736		Oki Electric Industry Co Ltd	679
112,199		Omron Corp	10,016
36,079		Optex Co Ltd	661
6,073	*	OptoElectronics Solutions Co Ltd	313
73,902	*	OSI Systems, Inc	6,889
301,224		Pan-International Industrial	276
15,822	*,e	PAR Technology Corp	993
31,944		Partron Co Ltd	330
582,256		PAX Global Technology Ltd	518
18,346	*,e	PC Connection, Inc	868
32,625	e	PC-Tel, Inc	214
841,915		Pegatron Technology Corp	2,021
43,790		Plantronics, Inc	1,184
49,606	*	Plexus Corp	3,880
43,395	*	Powerfleet, Inc	322
308,414		Primax Electronics Ltd	537
8,774,000		Prime View International Co Ltd	14,347
11,632,200	*	PT Erajaya Swasembada Tbk	1,827
388,673	*	Pure Storage, Inc	8,788
1,181,390		Quanta Computer, Inc	3,409
165,000		Quanta Storage, Inc	229
49,635	*	Quantum Corp	304
40,487	*	Radware Ltd	1,124
186,291		Redington India Ltd	338
37,629		Renishaw plc	2,967
24,039	*	Research Frontiers, Inc	68
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
249,582	*,e	Resonant, Inc	$661
22,047		Restar Holdings Corp	475
198,420	*	Ribbon Communications, Inc	1,302
481,003		Ricoh Co Ltd	3,163
14,726		Riken Keiki Co Ltd	438
21,498		Riso Kagaku Corp	291
583,881	*	Ritek Corp	228
58,010	*,e	Rogers Corp	9,008
13,433		Ryosan Co Ltd	243
16,500		Ryoyo Electro Corp	508
6,629		SAES Getters S.p.A.	187
394,743	*	Samsung Electro-Mechanics Co Ltd	64,826
6,920,451		Samsung Electronics Co Ltd	516,788
344,722		Samsung Electronics Co Ltd (Preference)	23,385
43,318	*	Samsung SDI Co Ltd	25,105
5,875	*	Samwha Capacitor Co Ltd	357
6,506	*	Sang-A Frontec Co Ltd	274
212,263	*	Sanmina Corp	6,769
11,000	e	Sanshin Electronics Co Ltd	221
38,311	*	Scansource, Inc	1,011
4,251		Seagate Technology, Inc	264
58,060		Seiko Epson Corp	863
9,690	*,g	Sensirion Holding AG.	632
17,000		Sensortek Technology Corp	412
9,664	*	Seojin System Co Ltd	451
190,419		Sercomm Corp	529
23,719	*	Sesa S.p.A	2,994
134,584		Shengyi Technology Co Ltd	581
22,405		Shennan Circuits Co Ltd	371
71,421		Shenzhen Kaifa Technology Co Ltd	208
52,602		Shenzhen Sunway Communication Co Ltd	289
98,470		Shimadzu Corp	3,828
27,800	e	Shinko Shoji Co Ltd	202
40,188	*	Sierra Wireless, Inc	585
31,300		Siix Corp	469
636,907		Simplo Technology Co Ltd	7,952
539,423		Sinbon Electronics Co Ltd	4,158
628,842		SKP Resources BHD	337
148,686	*	S-MAC Co Ltd/Korea	246
1,083,126		Softwareone Holding AG.	32,047
33,810	*	Solid, Inc	349
124,168		Spectris plc	4,783
71,000		Speed Tech Corp	238
1,036,713		Spirent Communications plc	3,748
121,998		Sterlite Technologies Ltd	305
210,085		Strix Group plc	632
299,849		Sunny Optical Technology Group Co Ltd	6,551
54,000		Sunrex Technology Corp	125
60,360	*	Super Micro Computer, Inc	1,911
265,985		Supreme Electronics Co Ltd	325
109,741		Suzhou Dongshan Precision Manufacturing Co Ltd	437
90,250		Syncmold Enterprise Corp	279
86,361		Synnex Corp	7,033
569,621		Synnex Technology International Corp	954
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,100		Tachibana Eletech Co Ltd	$262
186,000		Taiwan Union Technology Corp	804
122,440		Taiyo Yuden Co Ltd	5,749
78,500		Tamura Corp	436
60,823		TDK Corp	9,177
1,377,873		TE Connectivity Ltd	166,819
214,110	*	TELCON, Inc	1,196
863,802	e	Telefonaktiebolaget Lm Ericsson (ADR)	10,322
119,495		Test Research, Inc	246
60,000		Thinking Electronic Industrial Co Ltd	343
31,304		Tianjin 712 Communication & Broadcasting Co Ltd	200
81,330		Tianma Microelectronics Co Ltd	184
73,284	*	Tobii AB	503
121,220		Tong Hsing Electronic Industries Ltd	766
3,240,000		Tongda Group Holdings Ltd	238
110,456		Topcon Corp	1,375
28,385		Toshiba TEC Corp	1,025
235,000	*	TPK Holding Co Ltd	389
158,000		Transcend Information, Inc	366
285,285	*	Trimble Inc	19,048
1,080,574		Tripod Technology Corp	4,570
268,593	*	TTM Technologies, Inc	3,705
236,039		TXC Corp	631
13,808		Ubiquiti, Inc	3,846
6,130	*	Ubiquoss Holdings, Inc	153
488,011		Unimicron Technology Corp	1,525
172,711		Unisplendour Corp Ltd	541
411,500		Unitech Printed Circuit Board Corp	326
108,898		Universal Scientific Industrial Shanghai Co Ltd	323
9,505		V Technology Co Ltd	543
119,500		Venture Corp Ltd	1,757
85,858	*	Viasat, Inc	2,803
412,753	*	Viavi Solutions, Inc	6,181
219,434		Vishay Intertechnology, Inc	4,544
76,028	*	Vishay Precision Group, Inc	2,393
65,571	*	Visionox Technology, Inc	114
2,086,922	*	Vontier Corp	69,703
1,174,114		VS Industry BHD	759
1,473,042		VST Holdings Ltd	1,208
166,485		Vtech Holdings Ltd	1,292
143,200		Wacom Co Ltd	1,201
131,136		Wah Lee Industrial Corp	355
129,841		Walsin Technology Corp	1,068
400,000		Wasion Group Holdings Ltd	118
393,091		Western Digital Corp	21,773
70,484		Wingtech Technology Co Ltd	1,069
190,500	*,†,b	Wintek Corp	0	^
15,619	*	WiSoL Co Ltd	242
1,221,323		Wistron Corp	1,351
245,372		Wistron NeWeb Corp	680
67,049		Wiwynn Corp	1,684
685,519		WPG Holdings Co Ltd	1,048
22,565	*,e	Wrap Technologies Inc	109
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
281,783		WT Microelectronics Co Ltd	$405
83,454		Wuhan Guide Infrared Co Ltd	534
163,874		Wuhu Token Science Co Ltd	223
112,348		WUS Printed Circuit Kunshan Co Ltd	323
45,921		Wuxi Lead Intelligent Equipment Co Ltd	590
119,590		Xerox Holdings Corp	2,773
6,020,877	*,g	Xiaomi Corp	25,590
15,750	*,†	Ya Hsin Industrial Co Ltd	0
274,879		Yageo Corp	5,088
37,947		Yealink Network Technology Corp Ltd	425
2,809		Yokogawa Electric Corp	56
16,384	e	Yokowo Co Ltd	493
86,843	*	Zebra Technologies Corp (Class A)	33,376
154,318		Zhejiang Dahua Technology Co Ltd	470
227,558		Zhen Ding Technology Holding Ltd	926
33,523		Zhongji Innolight Co Ltd	261
207,303		ZTE Corp	1,067
326,199	e	ZTE Corp (Class H)	822
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	7,914,430

TELECOMMUNICATION SERVICES - 1.7%
479,071		Advanced Info Service PCL (Foreign)	2,816
221,287		AFK Sistema (London)	1,655
806,682	g	Airtel Africa plc	832
90,009		Alaska Communications Systems Group, Inc	332
536,416	*	Altice NV (Class A)	3,474
29,863,032		America Movil S.A. de C.V. (Series L)	21,745
28,699	*,e	Anterix, Inc	1,079
28,300		ARTERIA Networks Corp	410
1,396,929	*	Asia Pacific Telecom Co Ltd	502
14,067,434		AT&T, Inc	404,579
17,880		ATN International, Inc	747
1,284,006		Axiata Group Bhd	1,195
662,920	*,e	Axtel SAB de C.V.	208
51,647	*	Bandwidth Inc	7,937
142,386		BCE, Inc	6,089
2,130,466	*	Bezeq Israeli Telecommunication Corp Ltd	2,118
3,915,070		Bharti Airtel Ltd	27,341
142,216		Bharti Infratel Ltd	449
141,680	*	Boingo Wireless, Inc	1,802
7,716,758	*	BT Group plc	13,909
92,981	*	Cellcom Israel Ltd	460
702,295	g	Cellnex Telecom SAU	42,175
1,582,103		CenturyLink, Inc	15,426
21,000		Chief Telecom, Inc	265
2,552,089		China Mobile Hong Kong Ltd	14,548
5,994,664		China Telecom Corp Ltd	1,654
19,243,912	g	China Tower Corp Ltd	2,832
2,618,021		China Unicom Ltd	1,494
1,782,960		China United Network Communications Ltd	1,217
463,386		Chorus Ltd	2,636
1,663,653		Chunghwa Telecom Co Ltd	6,454
68,481	*	Cincinnati Bell, Inc	1,046
3,347,641		Citic 1616 Holdings Ltd	1,054
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,174		Cogent Communications Group, Inc	$1,926
135,401	*	Consolidated Communications Holdings, Inc	662
3,453,311		Deutsche Telekom AG.	63,032
1,319,244		Digi.Com BHD	1,359
121,881		Elisa Oyj (Series A)	6,681
754,473		Emirates Telecommunications Group Co PJSC	3,475
120,942		Empresa Nacional de Telecomunicaciones S.A.	751
170,129	*	Etihad Etisalat Co	1,299
102,628	g	Euskaltel S.A.	1,090
669,282		Far EasTone Telecommunications Co Ltd	1,459
136,468		Freenet AG.	2,867
13,267		Globe Telecom, Inc	561
40,289	*,e	Gogo, Inc	388
102,514		Hellenic Telecommunications Organization S.A.	1,648
751,620		HKBN Ltd	1,164
3,313,079		HKT Trust and HKT Ltd	4,297
1,665,607		Hutchison Telecommunications Hong Kong Holdings Ltd	249
373,749	*	IAC	70,769
13,175,309	*	Idea Cellular Ltd	1,926
33,040	*	IDT Corp (Class B)	408
12,675		Iliad S.A.	2,602
289,441	g	Infrastrutture Wireless Italiane S.p.A	3,509
56,124		Internet Initiative Japan, Inc	1,106
2,064,660		Intouch Holdings PCL (Class F)	3,874
127,513	*	Iridium Communications, Inc	5,014
2,878,985		Jasmine International PCL	306
1,518,290		KDDI Corp	45,018
3,453,363		Koninklijke KPN NV	10,496
222,725	*,†,e	Let’s GOWEX S.A.	3
95,609	*	LG Telecom Ltd	1,035
194,001	*	Liberty Global plc (Class A)	4,699
226,866	*	Liberty Latin America Ltd (Class A)	2,525
405,233	*,e	Liberty Latin America Ltd (Class C)	4,494
419,134		Magyar Telekom	537
1,013,883		Maxis BHD	1,274
105,494		Millicom International Cellular S.A.	4,150
380,785	*	Mobile Telecommunications Co Saudi Arabia	1,380
201,493		Mobile TeleSystems (ADR)	1,803
79,465		Mobistar S.A.	2,118
717,057	e	MTN Group Ltd	2,959
3,220,966		NetLink NBN Trust	2,354
1,683,526		Nippon Telegraph & Telephone Corp	43,198
88,927	*	Ooma, Inc	1,281
365,406		Ooredoo QSC	755
1,935,197		Orange S. A.	23,039
139,838	*	ORBCOMM, Inc	1,038
146,778	*	Partner Communications	809
3,755,327		PCCW Ltd	2,261
38,837		PLDT, Inc	1,084
131,481		Proximus plc	2,597
2,367,000		PT Excelcomindo Pratama	460
1,557,800	*	PT Indosat Tbk	560
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
823,029		PT Link Net Tbk	$141
592,716		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	2,060
20,743,801		PT Telekomunikasi Indonesia Persero Tbk	4,891
328,229		Rogers Communications, Inc (Class B)	15,281
137,271		Rostelecom (ADR)	1,074
21,064,333		Sarana Menara Nusantara Tbk PT	1,440
555,962		Saudi Telecom Co	15,717
57,596		Shenandoah Telecom Co	2,491
8,039,505		Singapore Telecommunications Ltd	14,038
16,940		SK Telecom Co Ltd	3,723
46,612,700	*	Smartfren Telecom Tbk PT	223
390,141		SmarTone Telecommunications Holding Ltd	208
2,237,540		Softbank Corp	28,086
1,606,416		Softbank Group Corp	124,714
32,978	e	Spok Holdings, Inc	367
694,514		StarHub Ltd	688
22,380		Swisscom AG.	12,052
721,506		Taiwan Mobile Co Ltd	2,540
668,646		TalkTalk Telecom Group plc	892
56,964		Tata Communications Ltd	861
427,994		Tele2 AB (B Shares)	5,662
70,313	e	Telecom Argentina S.A. (ADR) (Class B)	461
796,322		Telecom Corp of New Zealand Ltd	2,697
289,845		Telecom Egypt	220
5,182,015		Telecom Italia RSP	2,700
7,156,225	e	Telecom Italia S.p.A.	3,322
403,585		Telefonica Brasil S.A.	3,629
896,355		Telefonica Deutschland Holding AG.	2,469
233,863	*	Telefonica S.A.	927
4,695,215		Telefonica S.A.	18,676
220,311		Telekom Austria AG.	1,704
447,484		Telekom Malaysia BHD	603
286,249	*	Telekomunikacja Polska S.A.	507
604,970		Telenor ASA	10,269
148,652		Telephone & Data Systems, Inc	2,760
1,072,300	*,e	Telesites SAB de C.V.	1,160
2,121,497		TeliaSonera AB	8,761
243,926		Telkom S.A. Ltd	510
4,082,646		Telstra Corp Ltd	9,376
392,438	e	TELUS Corp	7,772
718,249		TIM S.A.	2,035
273,627		Time dotCom BHD	902
2,634,321	*	T-Mobile US, Inc	355,238
128,555		Total Access Communication PCL (Foreign)	143
28,776,800		Tower Bersama Infrastructure	3,345
321,717	*	TPG Telecom Ltd	1,787
5,183,562		True Corp PCL (Foreign)	595
513,466		Turkcell Iletisim Hizmet AS	1,109
92,926		United Internet AG.	3,912
20,125	*	US Cellular Corp	618
88,400	e	V-Cube, Inc	2,590
6,933,073		Verizon Communications, Inc	407,318
1,540,242	*,e	Vision, Inc	15,515
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
596,938	*	Vocus Communications Ltd	$1,855
265,931		Vodacom Group Pty Ltd	2,251
26,268,375		Vodafone Group plc	43,145
1,433,086		Vodafone Qatar	528
526,554	*	Vonage Holdings Corp	6,779
		TOTAL TELECOMMUNICATION SERVICES	2,100,166

TRANSPORTATION - 2.0%
52,528	*,†,e	Abertis Infraestructuras S.A. (Continuous)	1,178
20,431	*	Aegean Airlines S.A.	128
58,438	g	Aena S.A.	10,159
172,782	*,g	Aeroflot PJSC (GDR)	920
25,426		Aeroports de Paris	3,290
1,806,723		Air Arabia PJSC	631
615,917	*	Air Canada	11,018
133,229		Air China Ltd	153
661,910		Air China Ltd (H shares)	522
194,196	*,e	Air France-KLM	1,211
525,640	e	Air New Zealand Ltd	683
68,386	*	Air Transport Services Group, Inc	2,143
1,057,200	*	AirAsia BHD	234
7,462,200		Airports of Thailand PCL (ADR)	15,485
1,847,888		Airports of Thailand PCL (Foreign)	3,855
234,053		Alaska Air Group, Inc	12,171
106,936	g	ALD S.A.	1,493
106,433		All Nippon Airways Co Ltd	2,352
19,026		Allegiant Travel Co	3,600
13,246		Amerco, Inc	6,013
821,411	e	American Airlines Group, Inc	12,954
340,000		Anhui Expressway Co	203
5,132		AP Moller - Maersk AS (Class A)	10,602
5,681		AP Moller - Maersk AS (Class B)	12,642
617,902		Aramex PJSC	738
41,352		ArcBest Corp	1,764
1,803,100	*	Asia Aviation PCL	142
39,700	*	Asiana Airlines	164
39,526	*	Atlas Air Worldwide Holdings, Inc	2,156
999,099		Atlas Arteria Ltd	5,024
92,419	e	Atlas Corp	1,002
1,080,198		Auckland International Airport Ltd	5,907
63,487	*	Autostrada Torino-Milano S.p.A.	1,601
428,818	*	Autostrade S.p.A.	7,744
41,426	*	Avis Budget Group, Inc	1,545
670,175	*	Azul S.A.	5,061
501,700		Bangkok Airways Co Ltd	107
155,800		Bangkok Aviation Fuel Services PCL	124
6,804,262		Bangkok Expressway & Metro PCL	1,908
930,810		Beijing Capital International Airport Co Ltd	777
676,479		Beijing-Shanghai High Speed Railway Co Ltd	586
148,300	*,e	BEST, Inc (ADR)	303
3,681	*	Blue Dart Express Ltd	207
104,917		bpost S.A.	1,084
6,636,237		BTS Group Holdings PCL	2,060
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
748,710		Canadian National Railway Co	$82,312
125,528		Canadian Pacific Railway Ltd (Toronto)	43,542
580,000	*,e	CAR, Inc	280
106,960	*	Cathay Pacific Airways Ltd	99
130,040	*	Cebu Air, Inc	137
156,145		Central Japan Railway Co	22,079
196,482	e	CH Robinson Worldwide, Inc	18,444
1,857,000	*	China Airlines	798
1,059,738	*	China COSCO Holdings Co Ltd	1,270
300,987		China Eastern Airlines Corp Ltd	216
738,667		China Merchants Holdings International Co Ltd	904
604,447	*,e	China Southern Airlines Co Ltd	361
240,959	*	China Southern Airlines Co Ltd (Class A)	220
88,242	e	Chorus Aviation, Inc	256
1,074,372		Cia de Concessoes Rodoviarias	2,795
107,498		Cia de Distribucion Integral Logista Holdings SAU	2,089
267,487		Cia de Locacao das Americas	1,510
2,212,400		ComfortDelgro Corp Ltd	2,803
32,226,118	*	Compania SudAmericana de Vapores S.A.	1,300
102,052		Container Corp Of India Ltd	558
530,175	*	Controladora Vuela Cia de Aviacion SAB de C.V.	660
46,319	e	Copa Holdings S.A. (Class A)	3,577
104,141	*	Cosan Logistica S.A.	371
1,299,600	*	Cosco Corp Singapore Ltd	275
481,120		Cosco International Holdings Ltd	147
933,536		COSCO Pacific Ltd	649
515,527	*	COSCO SHIPPING Holdings Co Ltd	963
165,246		Costamare, Inc	1,368
26,573	*,e	Covenant Transportation Group, Inc	394
1,447,536		CSX Corp	131,364
135,212		CTT-Correios de Portugal S.A.	386
28,329		D/S Norden	512
463,477		Daqin Railway Co Ltd	458
123,580	*	Dart Group plc	2,410
160,250	*	Daseke, Inc	931
1,299,789		Delta Air Lines, Inc	52,265
257,321	*	Deutsche Lufthansa AG.	3,405
1,001,788		Deutsche Post AG.	49,624
37,576		Dfds A.S.	1,697
446,240		DSV AS	74,996
12,561	*,e	Eagle Bulk Shipping, Inc	239
339,327		East Japan Railway Co	22,638
196,081		easyJet plc	2,225
104,401	*	Echo Global Logistics, Inc	2,800
157,635	*	EcoRodovias Infraestrutura e Logistica S.A.	408
272,722	g	Enav S.p.A	1,200
1,620,000		Eva Airways Corp	760
399,000		Evergreen International Storage & Transport Corp	288
1,029,532	*	Evergreen Marine Corp Tawain Ltd	1,495
39,990		Exchange Income Corp	1,151
266,851		Expeditors International of Washington, Inc	25,380
349,095		FedEx Corp	90,632
613,736	e	Finnair Oyj	565
1,369,179	*	Firstgroup plc	1,392
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
21,415		Flughafen Zuerich AG.	$3,778
93,228		Forward Air Corp	7,164
39,697		Fraport AG. Frankfurt Airport Services Worldwide	2,395
28,460		Fukuyama Transporting Co Ltd	1,200
46,197		Genco Shipping & Trading Ltd	340
377,177		Getlink S.E.	6,526
19,553	*	GLOVIS Co Ltd	3,318
1,700,596	*	GMR Infrastructure Ltd	617
36,523		Go-Ahead Group plc	492
425,679	*	Gol Linhas Aereas Inteligentes S.A.	2,043
91,019		Golden Ocean Group Ltd	425
276,316	*	Grupo Aeroportuario del Centro Norte Sab de C.V.	1,783
337,049	*,e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	3,763
181,608	*,e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	3,005
50,902		Guangzhou Baiyun International Airport Co Ltd	110
208,390		Gujarat Pipavav Port Ltd	276
270,510		Gulf Warehousing Co	380
103,000	*	Hainan Meilan International Airport Co Ltd	545
17,000		Hamakyorex Co Ltd	483
27,662		Hamburger Hafen und Logistik AG.	623
5,872	*	Hanjin Transportation Co Ltd	259
164,418		Hankyu Hanshin Holdings, Inc	5,469
71,416		Hawaiian Holdings, Inc	1,264
115,403		Heartland Express, Inc	2,089
49,025		Hitachi Transport System Ltd	1,461
6,827		Hopewell Highway Infrastructure Ltd	2
174,707	*	Hub Group, Inc (Class A)	9,958
5,591,751		Hutchison Port Holdings Trust	1,108
196,010	*	Hyundai Merchant Marine Co Ltd	2,520
2,956	*	ID Logistics Group	818
87,338		Iino Kaiun Kaisha Ltd	363
129,079	e	Imperial Holdings Ltd	328
40,187	*,g	InterGlobe Aviation Ltd	950
872,489		International Container Term Services, Inc	2,244
96,713		Japan Airlines Co Ltd	1,865
43,450		Japan Airport Terminal Co Ltd	2,637
1,609,000		Jasa Marga Tbk PT	531
20,994		JB Hunt Transport Services, Inc	2,869
8,453	*	Jeju Air Co Ltd	143
460,382	*	JetBlue Airways Corp	6,694
558,915		Jiangsu Express	625
16,957	*	Jin Air Co Ltd	211
155,900		Kamigumi Co Ltd	2,848
778,187		Kansas City Southern	158,851
49,288	*,e	Kawasaki Kisen Kaisha Ltd	1,012
128,030		Keihin Electric Express Railway Co Ltd	2,196
71,370		Keio Corp	5,537
79,889		Keisei Electric Railway Co Ltd	2,704
641,009		Kerry Logistics Network Ltd	1,407
142,176		Kintetsu Corp	6,231
259,800		Kintetsu World Express, Inc	6,170
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
86,731	*	Kirby Corp	$4,495
476,399		Knight-Swift Transportation Holdings, Inc	19,923
25,868		Konoike Transport Co Ltd	257
4,040	*	Korea Express Co Ltd	616
93,652	*	Korea Line Corp	262
37,490	*	Korean Air Lines Co Ltd	941
67,971		Kuehne & Nagel International AG.	15,424
96,316		Kyushu Railway Co	2,078
47,026		Landstar System, Inc	6,333
1,196,517		Localiza Rent A Car	15,946
381,917	*	Lyft, Inc (Class A)	18,764
109,205		Macquarie Infrastructure Co LLC	4,101
635,545	g	Mahindra Logistics Ltd	3,600
448,254		Malaysia Airports Holdings BHD	661
245,235		Marten Transport Ltd	4,225
41,650	e	Maruwa Unyu Kikan Co Ltd	889
26,230		Maruzen Showa Unyu Co Ltd	885
70,162		Matson, Inc	3,997
43,599	*	Mesa Air Group, Inc	292
1,314,340		MISC BHD	2,248
57,928		Mitsubishi Logistics Corp	1,738
113,700		Mitsui OSK Lines Ltd	3,480
47,114		Mitsui-Soko Co Ltd	1,052
570,300		MMC Corp BHD	128
102,152		Movida Participacoes S.A.	406
667,783		MTR Corp	3,735
104,025		Mullen Group Ltd	891
213,881		Mundra Port and Special Economic Zone Ltd	1,419
84,235		Nagoya Railroad Co Ltd	2,223
106,727		Nankai Electric Railway Co Ltd	2,709
102,554		Napier Port Holdings Ltd	253
582,025		National Express Group plc	1,890
58,582		Nippon Express Co Ltd	3,941
96,349		Nippon Konpo Unyu Soko Co Ltd	1,932
72,690		Nippon Yusen Kabushiki Kaisha	1,696
60,600		Nishi-Nippon Railroad Co Ltd	1,789
212,515	*,g	Nobina AB	1,786
47,371		Norfolk Southern Corp	11,256
260,366		Northgate plc	949
207,048		Odakyu Electric Railway Co Ltd	6,503
34,265	e	Oesterreichische Post AG.	1,199
160,312		Old Dominion Freight Line	31,290
5,322,290	e	Pacific Basin Shipping Ltd	1,004
1,803	*,e	PAM Transportation Services, Inc	88
10,298	*	Pangaea Logistics Solutions Ltd	29
27,641	*	Pegasus Hava Tasimaciligi AS.	278
5,486		Piraeus Port Authority	131
191,172		Promotora y Operadora de Infraestructura SAB de C.V.	1,687
5,648,600	*,†	PT Trada Maritime Tbk	0	^
905,792		Qantas Airways Ltd	3,396
441,304		Qatar Navigation QSC	861
2,098,928		QR National Ltd	6,306
1,920,398		Qube Logistics Holdings Ltd	4,348
116,145	*	Radiant Logistics, Inc	674
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
943,469	*	Royal Mail plc	$4,348
1,116,046	*	Rumo S.A.	4,128
11,509		Ryder System, Inc	711
109,105	*	Safe Bulkers, Inc	142
75,597		Sagami Railway Co Ltd	1,813
39,676	*	Saia, Inc	7,173
96	*,†	SAir Group	0
22,170		Sakai Moving Service Co Ltd	1,122
58,350		Sankyu, Inc	2,206
355,004		Santos Brasil Participacoes S.A.	360
3,899,415	*,e	SAS AB	865
74,734	*	Saudi Ground Services Co	639
34,936		Saudi Industrial Services Co	302
46,761	*	Saudi Public Transport Co	223
85,504		SBS Holdings, Inc	2,167
86,246		Schneider National, Inc	1,785
14,542	e	Scorpio Bulkers, Inc	246
31,003	*	SEACOR Holdings, Inc	1,285
178,886		Seibu Holdings, Inc	1,755
139,006		Seino Holdings Corp	1,962
105,696		Senko Co Ltd	1,031
99,639		SF Holding Co Ltd	1,344
361,490		SG Holdings Co Ltd	9,856
93,800	*	Shandong Airlines Co Ltd	74
346,696		Shanghai International Airport Co Ltd	4,014
333,260		Shanghai International Port Group Co Ltd	233
119,844		Shanghai Jinjiang International Investment Holdings Co	80
45,423		Shenzhen Airport Co Ltd	57
1,105,972		Shenzhen International Holdings Ltd	1,787
9,400		Shinwa Kaiun Kaisha Ltd	127
226,800		SIA Engineering Co Ltd	338
530,000		Sichuan Expressway Co Ltd	123
876,468		Signature Aviation plc	4,619
239,097	*	SIMPAR S.A.	1,637
232,720		Sincere Navigation	188
1,173,190	*	Singapore Airlines Ltd	3,807
698,500	*	Singapore Airport Terminal Services Ltd	2,108
1,601,019		Singapore Post Ltd	856
233,247		Sinotrans Ltd (Class A)	157
3,332,848		SITC International Co Ltd	7,198
14,129	*	Sixt AG.	1,688
18,817		Sixt AG. (Preference)	1,319
75,381		Skywest, Inc	3,039
851,857		Southwest Airlines Co	39,705
265,224	*	SpiceJet Ltd	346
150,586	*,e	Spirit Airlines, Inc	3,682
21,734		Spring Airlines Co Ltd	185
464,363		Stagecoach Group plc	468
103,873		STO Express Co Ltd	160
29,475		Stolt-Nielsen S.A.	377
109,321	*	STX Pan Ocean Co Ltd	506
63,083		Sumitomo Warehouse Co Ltd	808
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,056,656	*	Sydney Airport	$5,230
1,750,501		Taiwan High Speed Rail Corp	1,978
137,214		TAV Havalimanlari Holding AS	393
31,899		Tegma Gestao Logistica	166
226,843		TFI International, Inc	11,678
1,412,000		Tianjin Port Development Holdings Ltd	115
762,327	*	TNT NV	2,599
122,009		Tobu Railway Co Ltd	3,638
361,289		Tokyu Corp	4,489
6,015		Tonami Holdings Co Ltd	348
12,907		Trancom Co Ltd	1,117
2,371,398		Transurban Group	24,989
190,013	*	Turk Hava Yollari	330
3,509,139	*	Uber Technologies, Inc	178,966
296,000		U-Ming Marine Transport Corp	389
2,520,128		Union Pacific Corp	524,741
425,633	*	United Airlines Holdings Inc	18,409
241,360		United International Transportation Co	2,445
1,555,416		United Parcel Service, Inc (Class B)	261,932
37,334		Universal Logistics Holdings Inc	769
36,308	*	US Xpress Enterprises, Inc	248
67,336	*,†	Virgin Australia Int Holdings	0
455,000		Wan Hai Lines Ltd	859
96,479		Werner Enterprises, Inc	3,784
125,016		West Japan Railway Co	6,546
652,794		Westports Holdings BHD	699
96,903	e	Westshore Terminals Investment Corp	1,187
120,907		Wilh. Wilhelmsen ASA	328
306,042		Wisdom Marine Lines Co Ltd	267
136,557	*	XPO Logistics, Inc	16,278
435,266		Yamato Transport Co Ltd	11,114
945,523	*	Yang Ming Marine Transport	986
195,259		YTO Express Group Co Ltd	344
792,000		Yuexiu Transport Infrastructure Ltd	540
79,015		Yunda Holding Co Ltd	190
792,968		Zhejiang Expressway Co Ltd	670
165,983		ZTO Express Cayman, Inc (ADR)	4,840
		TOTAL TRANSPORTATION	2,509,626

UTILITIES - 2.5%
1,684,428		A2A S.p.A.	2,700
1,393,181		Aboitiz Power Corp	771
3,989,000		AC Energy Corp	747
22,587	e	Acciona S.A.	3,232
133,017		ACEA S.p.A.	2,795
477,635	e	Actelios S.p.A.	3,872
236,038	*	Adani Gas Ltd	1,215
336,916	*	Adani Green Energy Ltd	4,867
602,700	*	Adani Power Ltd	411
562,544		AES Corp	13,220
2,185,255		AES Gener S.A.	362
130,576	*	AES Tiete Energia SA	415
348,364	*,†	AET&D Holdings No 1 Ptd Ltd	0
600,509		AGL Energy Ltd	5,543
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,256,303		Aguas Andinas S.A.	$727
574,895	e	Algonquin Power & Utilities Corp	9,462
85,536		Allete, Inc	5,298
1,961,931		Alliant Energy Corp	101,098
555,619	e	AltaGas Ltd	8,171
114,897		Alupar Investimento S.A.	600
2,248,232		Ameren Corp	175,497
2,505,212		American Electric Power Co, Inc	208,609
28,159		American States Water Co	2,239
33,455	e	American Water Works Co, Inc	5,134
1,144,153		APA Group	8,513
13,470		Artesian Resources Corp	499
105,315		Ascopiave S.p.A.	466
70,485		Atco Ltd	2,021
33,421		Athens Water Supply & Sewage Co S.A.	280
217,964	*,e	Atlantic Power Corp	458
22,443		Atmos Energy Corp	2,142
1,653,057		AusNet Services	2,240
7,390		Avangrid, Inc	336
108,374		Avista Corp	4,350
70,109		Aygaz AS	138
706,130		B Grimm Power PCL	1,141
603,600		Banpu Power PCL	304
495,100		BCPG PCL	235
3,262,000	*,e	Beijing Energy International Holding Co Ltd	130
245,679		Beijing Enterprises Holdings Ltd	802
2,298,586		Beijing Enterprises Water Group Ltd	925
1,096,000		Beijing Jingneng Clean Energy Co Ltd	359
21,546		BKW S.A.	2,428
153,879		Black Hills Corp	9,456
4,776,000	*	Blue Sky Power Holdings Ltd	75
89,475		Boralex, Inc	3,321
42,065		Brookfield Infrastructure Corp	3,047
37,949	e	Brookfield Infrastructure Corp	2,744
111,633		Brookfield Renewable Corp	6,513
312,385		Brookfield Renewable Corp	18,203
25,594	*,e	Cadiz, Inc	273
41,729		California Water Service Group	2,255
120,264		Canadian Utilities Ltd	2,937
495,000		Canvest Environment Protection Group Co Ltd	212
119,244		Capital Power Corp	3,277
97,816		Capital Stage AG.	2,553
11,881,721		Centerpoint Energy, Inc	257,120
280,649		Centrais Eletricas Brasileiras S.A.	1,998
227,639		Centrais Eletricas Brasileiras S.A. (Preference)	1,634
73,867	*,e	Central Puerto S.A. (ADR)	199
6,117,375		Centrica plc	3,882
44,027		CESC Ltd	370
75,277		CEZ AS	1,805
4,715,817	g	CGN Power Co Ltd	1,017
30,327	e	Chesapeake Utilities Corp	3,282
1,552,631		China Datang Corp Renewable Power Co Ltd	245
513,000	e,g	China Everbright Greentech Ltd	226
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
680,913	e	China Everbright Water Ltd	$116
1,087,965		China Gas Holdings Ltd	4,311
1,297,044		China Longyuan Power Group Corp	1,304
257,519		China National Nuclear Power Co Ltd	194
2,723,847		China Power International Development Ltd	584
385,312		China Resources Gas Group Ltd	2,048
842,373		China Resources Power Holdings Co	907
247,500		China Tian Lun Gas Holdings Ltd	239
642,254		China Water Affairs Group Ltd	502
547,901		China Yangtze Power Co Ltd	1,605
529,740		Chubu Electric Power Co, Inc	6,393
141,912		Chugoku Electric Power Co, Inc	1,665
306,601		Cia de Saneamento Basico do Estado de Sao Paulo	2,643
148,800		Cia de Saneamento de Minas Gerais-COPASA	472
144,549		Cia de Saneamento do Parana	727
158,759		Cia de Saneamento do Parana (Preference)	156
854,657		Cia Energetica de Minas Gerais	2,410
905,421		Cia Energetica de Sao Paulo (Class B)	5,069
11,856		Cia Energetica do Ceara	137
85,603		Cia Paranaense de Energia	1,244
636,000		CK Infrastructure Holdings Ltd	3,416
1,815,580		CK Power PCL	269
267,452		Clearway Energy, Inc (Class A)	7,903
174,956		Clearway Energy, Inc (Class C)	5,586
1,636,863		CLP Holdings Ltd	15,135
1,512,183		CMS Energy Corp	92,258
7,374,011		Colbun S.A.	1,303
4,110,000		Concord New Energy Group Ltd	249
62,290		Consolidated Edison, Inc	4,502
26,361		Consolidated Water Co, Inc	318
750,960		Contact Energy Ltd	4,834
213,582	g	ContourGlobal plc	628
186,328		CPFL Energia S.A.	1,172
152,061		Dominion Energy, Inc	11,435
61,785	*	Doral Group Renewable Energy Resources Ltd	293
738,439		Drax Group plc	3,791
35,256		DTE Energy Co	4,280
1,129,395		Duke Energy Corp	103,407
2,495,295		E.ON AG.	27,631
527,000		Eastern Water Resources Development and Management PCL	164
505,045		Edison International	31,727
233,345		EDP - Energias do Brasil S.A.	887
146,300		Electric Power Development Co	2,019
557,439		Electricite de France	8,821
273,117		Electricity Generating PCL	1,753
26,561	e	Elia System Operator S.A.	3,170
228,394		Emera, Inc	9,707
381,991		Empresa Electrica del Norte Grande S.A.	468
20,788		Enagas	457
307,579	e	Endesa S.A.	8,437
163,485	*	Enea S.A.	288
11,764,147		Enel S.p.A.	119,697
4,960,285		Energias de Portugal S.A.	31,133
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
154,333		Energisa S.A.	$1,564
201,696		Energix-Renewable Energies Ltd	921
1,331,144		Energy Absolute PCL (Foreign)	2,178
182,137	g	Enerjisa Enerji AS.	307
25,222,005		Enersis Chile S.A.	1,963
29,509,733		Enersis S.A.	4,812
142,336	*	Eneva S.A.	1,705
169,848		Engie Brasil Energia S.A.	1,443
826,905	*	Enlight Renewable Energy Ltd	1,727
326,435		ENN Energy Holdings Ltd	4,792
1,723,117		Entergy Corp	172,036
771,853		Equatorial Energia S.A.	3,458
22,843	e	eRex Co Ltd	461
60,398		ERG S.p.A.	1,735
51,378		Essential Utilities Inc	2,430
792,827		Evergy, Inc	44,010
62,989		Eversource Energy	5,449
39,016		EVN AG.	846
2,683,431		Exelon Corp	113,294
664,022		First Gen Corp	389
1,872,980		FirstEnergy Corp	57,332
99,937	g	Fjordkraft Holding ASA	975
430,300		Fortis, Inc	17,578
440,243		Fortum Oyj	10,636
681,626		GAIL India Ltd	1,153
1,799,431		Gaz de France	27,585
526,069		Genesis Energy Ltd	1,375
13,604		Genie Energy Ltd	98
652,657		Global Power Synergy Co Ltd (Foreign)	1,603
10,894		Global Water Resources, Inc	157
1,285,210		Guangdong Investments Ltd	2,317
138,880		Gujarat Gas Ltd	716
644,294		Gujarat State Petronet Ltd	1,957
2,081,727		Gulf Energy Development PCL	2,376
3,189,719		Gunkul Engineering PCL	268
24,137		Hawaiian Electric Industries, Inc	854
1,663,372		Hera S.p.A.	6,053
2,251,500		HK Electric Investments & HK Electric Investments Ltd	2,216
175,093		Hokkaido Electric Power Co, Inc	638
178,977		Hokuriku Electric Power Co	1,168
81,845		Holding CO ADMIE IPTO S.A.	265
10,533,680		Hong Kong & China Gas Ltd	15,759
1,346,662		Hong Kong Electric Holdings Ltd	7,293
255,919		Huadian Power International Corp Ltd (Class A)	133
237,666		Huaneng Power International, Inc	163
1,722,751		Huaneng Power International, Inc (Hong Kong)	629
580,263		Hub Power Co Ltd	288
509,018	g	Hydro One Ltd	11,457
8,060,059		Iberdrola S.A.	115,825
75,798		Idacorp, Inc	7,279
134,579		Indraprastha Gas Ltd	925
479,801	*	Infraestructura Energetica ,NV SAB de C.V.	1,870
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
747,389		Infratil Ltd	$3,930
134,193	e	Innergex Renewable Energy, Inc	2,885
1,027,900	*,†	Inter Far East Energy Corp	0	^
366,886		Interconexion Electrica S.A.	2,766
367,665		Inversiones Aguas Metropolitanas S.A.	305
695,154		Iride S.p.A.	1,814
505,446		Italgas S.p.A	3,220
271,909		JSW Energy Ltd	253
15,300		K&O Energy Group, Inc	221
763,593		Kansai Electric Power Co, Inc	7,222
22,085		Kenon Holdings Ltd	651
3,885,093		Keppel Infrastructure Trust	1,603
2,365	*	Korea District Heating Corp	88
111,191	*	Korea Electric Power Corp	2,806
13,774	*	Korea Gas Corp	392
240,870		Kyushu Electric Power Co, Inc	2,078
191,334	*	Light S.A.	907
28,000		Luenmei Quantum Co Ltd	49
47,116		Mahanagar Gas Ltd	685
1,145,100		Malakoff Corp BHD	255
207,882		Manila Electric Co	1,265
926,300	*	Manila Water Co, Inc	308
404,753		MDU Resources Group, Inc	10,661
224,800		Mega First Corp BHD	386
802,833		Mercury NZ Ltd	3,778
1,118,657		Meridian Energy Ltd	5,991
50,066		MGE Energy, Inc	3,506
13,872		Middlesex Water Co	1,005
251,590		Mosenergo PJSC (ADR)	308
35,612		National Fuel Gas Co	1,465
30,852	*	National Gas & Industrialization Co	251
2,976,418		National Grid plc	35,174
237,439		Naturgy Energy Group S.A.	5,521
32,113	*,e,g	Neoen S.A.	2,466
152,942	e	New Jersey Resources Corp	5,437
4,219,804		NextEra Energy, Inc	325,558
35,729		Nippon Gas Co Ltd	1,917
73,625		NiSource, Inc	1,689
311,443	e	Northland Power Income Fund	11,174
44,711		Northwest Natural Holding Co	2,056
129,368		NorthWestern Corp	7,543
534,029		NRG Energy, Inc	20,053
1,918,514		NTPC Ltd	2,612
47,926		OGE Energy Corp	1,527
38,201		Okinawa Electric Power Co, Inc	514
84,639	*	Omega Geracao S.A.	660
106,913		ONE Gas, Inc	8,208
64,867	*	OPC Energy Ltd	676
31,726		Ormat Technologies, Inc	2,864
295,930	g	Orsted AS	60,549
261,514		Osaka Gas Co Ltd	5,360
53,440		Otter Tail Corp	2,277
38,383	*,e	Pampa Energia S.A. (ADR)	529
488,569		Pennon Group plc	6,324
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
766,178		Petronas Gas BHD	$3,275
2,060,567	*	PG&E Corp	25,675
28,876		Pinnacle West Capital Corp	2,309
187,437		PNM Resources, Inc	9,096
331,442	*	Polska Grupa Energetyczna S.A.	579
147,787		Portland General Electric Co	6,321
912,651		Power Grid Corp of India Ltd	2,373
146,688		PPL Corp	4,137
10,875,058		PT Perusahaan Gas Negara Persero Tbk	1,283
83,087	*	Public Power Corp	754
93,405		Public Service Enterprise Group, Inc	5,445
31,612	*	Pure Cycle Corp	355
245,169		Qatar Electricity & Water Co	1,203
360,827		Ratch Group PCL	637
474,385		Red Electrica Corp S.A.	9,740
840,486		Redes Energeticas Nacionais S.A.	2,422
37,400	*	RENOVA, Inc	1,440
11,088		RGC Resources, Inc	264
96,980		Rubis S.C.A	4,483
2,654,145		RWE AG.	112,290
23,900	*	Saibu Gas Co Ltd	720
363,716		Saudi Electricity Co	2,066
126,106	g	Scatec Solar ASA	5,022
916,003		Scottish & Southern Energy plc	18,763
186,412		SDIC Power Holdings Co Ltd	246
46,539		Sechilienne-Sidec	2,663
428,584		Sempra Energy	54,606
19,942		Severn Trent plc	623
130,229		Shanghai Electric Power Co Ltd	142
170,676		Shenergy Co Ltd	136
148,188		Shenzhen Energy Group Co Ltd	138
165,342		Shikoku Electric Power Co, Inc	1,079
36,910		Shizuoka Gas Co Ltd	370
128,148		Sichuan Chuantou Energy Co Ltd	197
46,316		SJW Corp	3,212
169,561		Snam Rete Gas S.p.A.	958
66,390	*	Solaria Energia y Medio Ambiente S.A.	1,928
14,275	*,e	Solarpack Corp Tecnologica S.A.	506
128,000	*,†	Sound Global Ltd	0	^
108,827		South Jersey Industries, Inc	2,345
194,610		Southern Co	11,955
101,415		Southwest Gas Holdings Inc	6,161
28,044	e	Spark Energy, Inc	268
1,815,445		Spark Infrastructure Group	2,952
409,300		SPCG PCL	275
81,673		Spire, Inc	5,230
348,953		Suez Environnement S.A.	6,916
186,745	*	Sunnova Energy International, Inc	8,428
12,431,856	*	Super Energy Corp PCL (Foreign)	398
193,500	e	Superior Plus Corp	1,852
311,450		Taiwan Cogeneration Corp	429
1,208,086		Tata Power Co Ltd	1,252
836,808	*	Tauron Polska Energia S.A.	612
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
63,259		Telecom Plus plc	$1,239
2,091,904		Tenaga Nasional BHD	5,427
36,721		Terna Energy S.A.	592
1,196,428		Terna Rete Elettrica Nazionale S.p.A.	9,194
1,056,678		Thai Tap Water Supply PCL	437
39,059		Toho Gas Co Ltd	2,588
248,467		Tohoku Electric Power Co, Inc	2,051
1,092,768	*	Tokyo Electric Power Co, Inc	2,886
462,910		Tokyo Gas Co Ltd	10,714
207,511		Torrent Power Ltd	902
824,000		Towngas China Co Ltd	372
2,058,139		TPI Polene Power PCL	294
303,128		TransAlta Corp	2,303
117,039	e	TransAlta Renewables, Inc	2,001
487,169		Transmissora Alianca de Energia Eletrica S.A.	3,133
47,912		UGI Corp	1,675
162,076		Uniper SE	5,616
91,216		United Utilities Group plc	1,116
23,306		Unitil Corp	1,032
533,020		Veolia Environnement	13,143
118,928	e	Verbund AG.	10,104
849,082		Vistra Energy Corp	16,693
285,803		WEC Energy Group, Inc	26,302
17,100		West Holdings Corp	787
892,500		WHA Utilities and Power PCL	125
876,494		Xcel Energy, Inc	58,436
9,212		York Water Co	429
1,373,700	*	YTL Power International BHD	255
1	*	Zorlu Enerji Elektrik Uretim AS	0
		TOTAL UTILITIES	3,203,838

		TOTAL COMMON STOCKS	124,833,917
		(Cost $96,480,066)

PREFERRED STOCKS - 0.0%

REAL ESTATE - 0.0%
8,497,223	*,†	Ayala Land, Inc	18
		TOTAL REAL ESTATE	18

		TOTAL PREFERRED STOCKS	18
		(Cost $20)

RIGHTS / WARRANTS - 0.0%

CAPITAL GOODS - 0.0%
79,135	e	Abengoa S.A. (B Shares)	1
1,080		CS Wind Corp	54
		TOTAL CAPITAL GOODS	55

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
33,859		JMT Network Services PCL	9
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
CONSUMER DURABLES & APPAREL - 0.0%
1,204,140		Cie Financiere Richemont S.A.	$313
		TOTAL CONSUMER DURABLES & APPAREL	313

CONSUMER SERVICES - 0.0%
58,941	e	PointsBet Holdings Pty Ltd	134
		TOTAL CONSUMER SERVICES	134

DIVERSIFIED FINANCIALS - 0.0%
26,653		Srisawad Corp PCL	9
		TOTAL DIVERSIFIED FINANCIALS	9

ENERGY - 0.0%
124,053		Repsol S.A.	42
8,918	e	Weatherford International plc	2
		TOTAL ENERGY	44

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
318	e	Pulse Biosciences, Inc	0
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0

MATERIALS - 0.0%
4,340		POSCO Chemical Co Ltd	121
		TOTAL MATERIALS	121

MEDIA & ENTERTAINMENT - 0.0%
529,104		Advantage Solutions, Inc	1,508
230,631	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	1,508

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599	†	Chinook Therapeutics, Inc	0
156,143	†	Elanco Animal Health, Inc CVR	9
321,327		Faes Farma S.A.	65
17,790	†,e	Omthera Pharmaceuticals, Inc	11
20,027	†,e	Tobira Therapeutics, Inc	1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	86

REAL ESTATE - 0.0%
85,089		ARA LOGOS Logistics Trust	3
34,712		MBK PCL	11
66,478,080		U City PCL	22
		TOTAL REAL ESTATE	36

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
30,484	†	Legend Holdings Corp	5
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5

UTILITIES - 0.0%
516,604	†	AES Gener S.A.	6
		TOTAL UTILITIES	6

		TOTAL RIGHTS / WARRANTS	2,326
		(Cost $804)
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 2.5%

GOVERNMENT AGENCY DEBT - 1.1%
$10,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.120%	02/01/21	$10,000
15,000,000		FAMC	0.080	03/01/21	14,998
10,000,000		Federal Farm Credit Bank (FFCB)	0.080	01/28/21	10,000
14,000,000		FFCB	0.100	03/26/21	13,997
5,000,000		FFCB	0.100	08/03/21	4,997
30,000,000		FFCB	0.100	08/18/21	29,981
30,000,000		FFCB	0.110	09/30/21	29,975
50,000,000		FFCB	0.120	10/13/21	49,957
13,000,000		FFCB	0.110	11/19/21	12,987
52,880,000		Federal Home Loan Bank (FHLB)	0.095	01/07/21	52,880
39,748,000		FHLB	0.070-0.075	01/13/21	39,747
39,555,000		FHLB	0.080-0.095	01/15/21	39,554
45,000,000		FHLB	0.100	01/19/21	44,999
58,412,000		FHLB	0.070-0.095	01/20/21	58,410
50,000,000		FHLB	0.080	01/22/21	49,998
32,960,000		FHLB	0.091-0.095	01/27/21	32,959
20,000,000		FHLB	0.100	01/29/21	19,999
67,310,000		FHLB	0.080-0.092	02/03/21	67,305
17,267,000		FHLB	0.080-0.090	02/05/21	17,266
41,445,000		FHLB	0.080	02/10/21	41,442
21,000,000		FHLB	0.083	02/12/21	20,998
36,946,000		FHLB	0.080-0.120	02/17/21	36,942
25,000,000		FHLB	0.085	02/22/21	24,997
125,000,000		FHLB	0.085	02/24/21	124,986
22,000,000		FHLB	0.085	02/26/21	21,997
15,000,000		FHLB	0.170	03/08/21	14,998
43,003,000		FHLB	0.090	03/10/21	42,996
72,532,000		FHLB	0.085-0.110	03/12/21	72,520
86,419,000		FHLB	0.088-0.090	03/19/21	86,403
75,000,000		FHLB	0.089	03/24/21	74,985
10,750,000		FHLB	0.085	03/26/21	10,748
27,000,000		FHLB	0.110	04/21/21	26,993
100,000,000		FHLB	0.099	05/19/21	99,962
29,000,000		FHLB	0.085	06/02/21	28,988
51,365,000		FHLB	0.085-0.090	06/30/21	51,340
25,000,000		Federal National Mortgage Association (FNMA)	0.090	01/13/21	25,000
12,500,000		Federal Agricultural Mortgage Corp (FAMC)	0.095	05/28/21	12,495
		TOTAL GOVERNMENT AGENCY DEBT			1,418,799

REPURCHASE AGREEMENT - 0.0%
70,735,000	r	Fixed Income Clearing Corp (FICC)	0.050	01/04/21	70,735
		TOTAL REPURCHASE AGREEMENT			70,735

TREASURY DEBT - 0.5%
50,000,000		United States Cash Management Bill	0.101	01/05/21	50,000
40,137,000		United States Cash Management Bill	0.093-0.098	01/12/21	40,137
70,000,000		United States Cash Management Bill	0.052-0.098	01/26/21	69,998
50,000,000		United States Cash Management Bill	0.098	02/16/21	49,996
100,000,000		United States Cash Management Bill	0.086-0.091	03/02/21	99,987
23,950,000		United States Cash Management Bill	0.081	03/09/21	23,946
30,000,000		United States Cash Management Bill	0.087	04/20/21	29,993
19,880,000		United States Cash Management Bill	0.088	04/27/21	19,875
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$50,000,000		United States Cash Management Bill	0.085%	05/18/21	$49,985
75,918,000		United States Treasury Bill	0.074-0.110	01/14/21	75,917
33,285,000		United States Treasury Bill	0.080	01/28/21	33,284
50,000,000		United States Treasury Bill	0.098	02/04/21	49,997
		TOTAL TREASURY DEBT			593,115

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

REPURCHASE AGREEMENT - 0.9%
66,000,000	s	Barclays Capital	0.050	01/04/21	66,000
29,761,000	t	Calyon	0.050	01/04/21	29,761
51,000,000	u	Calyon	0.080	01/04/21	51,000
100,000,000	v	Citigroup	0.070	01/04/21	100,000
24,000,000	w	Deutsche Bank	0.050	01/04/21	24,000
35,000,000	x	Goldman Sachs	0.050	01/04/21	35,000
200,000,000	y	JP Morgan	0.080	01/04/21	200,000
200,000,000	z	Merrill Lynch	0.080	01/04/21	200,000
160,000,000	aa	Morgan Stanley	0.070	01/04/21	160,000
54,000,000	ab	Nomura	0.050	01/04/21	54,000
77,000,000	ac	Royal Bank of Scotland	0.050	01/04/21	77,000
100,000,000	ad	Societe Generale	0.070	01/04/21	100,000
		TOTAL REPURCHASE AGREEMENT			1,096,761

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,096,761

		TOTAL SHORT-TERM INVESTMENTS			3,179,410
		(Cost $3,179,377)
		TOTAL INVESTMENTS - 100.8%			128,015,978
		(Cost $99,660,568)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(1,054,802)
		NET ASSETS - 100.0%			$126,961,176

Abbreviation(s):
ADR	American Depositary Receipt
CVR	Contingent Value Right
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,970,767,725.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/20, the aggregate value of these securities is $1,328,766,996 or 1.0% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

q	In default
r	Agreement with Fixed Income Clearing Corporation, 0.050% dated 12/31/20 to be repurchased at $70,735,000 on 1/4/21, collateralized by U.S. Treasury Notes valued at $72,149,712.
s	Agreement with Barclays Capital, 0.050% dated 12/31/20 to be repurchased at $66,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $67,320,093.
t	Agreement with Calyon, 0.050% dated 12/31/20 to be repurchased at $29,761,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $30,356,243.
u	Agreement with Calyon, 0.080% dated 12/31/20 to be repurchased at $51,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $52,020,000.
v	Agreement with Citigroup, 0.070% dated 12/31/20 to be repurchased at $100,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $102,000,086.
w	Agreement with Deutsche Bank, 0.050% dated 12/31/20 to be repurchased at $24,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $24,480,002.
x	Agreement with Goldman Sachs, 0.050% dated 12/31/20 to be repurchased at $35,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $35,700,000.
y	Agreement with JP Morgan, 0.080% dated 12/31/20 to be repurchased at $200,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $204,000,000.
z	Agreement with Merrill Lynch, 0.080% dated 12/31/20 to be repurchased at $200,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $204,000,000.
aa	Agreement with Morgan Stanley, 0.070% dated 12/31/20 to be repurchased at $160,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $163,200,756.
ab	Agreement with Nomura, 0.050% dated 12/31/20 to be repurchased at $54,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $55,080,031.
ac	Agreement with Royal Bank of Scotland, 0.050% dated 12/31/20 to be repurchased at $77,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $78,540,015.
ad	Agreement with Societe Generale, 0.070% dated 12/31/20 to be repurchased at $100,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $102,000,049.

Cost amounts are in thousands.

Written options outstanding as of December 31, 2020 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Amazon.com, Inc, Call	4	$(5)	$3,700.00	01/15/21	$(2)
Amazon.com, Inc, Put	4	(3)	2,600.00	01/15/21	(1)
QUALCOMM, Inc, Call	20	(4)	175.00	01/15/21	(0)^
QUALCOMM, Inc, Put	20	(2)	125.00	01/15/21	(0)^
Total	48	(14)			$(3)

^	Amount represents less than $1,000.

Futures contracts outstanding as of December 31, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	947	03/19/21	$90,052	$93,507	$3,455
S&P 500 E Mini Index	6,407	03/19/21	1,173,974	1,200,928	26,954
S&P Mid-Cap 400 E Mini Index	677	03/19/21	151,346	155,947	4,601
Total	8,031		$1,415,372	$1,450,382	$35,010

190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Forward foreign currency contracts outstanding as of December 31, 2020 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$8,951	AUD	12,600	Bank of America	01/21/21	$(766)
	$24,274	EUR	20,000	Bank of America	03/10/21	(198)
	$58,678	GBP	44,000	Bank of America	03/10/21	(1,519)
	$5,009	SEK	44,000	Bank of America	01/21/21	(340)
Total						$(2,823)
	$9,934	CAD	13,100	Morgan Stanley	01/21/21	$(358)
	$61,724	CAD	79,000	Morgan Stanley	03/10/21	(352)
	$17,004	JPY	1,790,000	Morgan Stanley	01/21/21	(337)
EUR	14,500		$17,125	Morgan Stanley	01/21/21	598
Total						$(449)
Total						$(3,272)

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
191

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
December 31, 2020

	Value	% of total
Country	(000)	portfolio
DOMESTIC

UNITED STATES	$89,202,488	69.7%
TOTAL DOMESTIC	89,202,488	69.7
FOREIGN

ARGENTINA	48,469	0.1
AUSTRALIA	1,825,444	1.4
AUSTRIA	223,241	0.2
BAHAMAS	718	0.0
BELGIUM	209,851	0.2
BERMUDA	31,018	0.0
BRAZIL	986,652	0.8
BURKINA FASO	2,938	0.0
CAMEROON	1,379	0.0
CANADA	2,217,923	1.7
CAYMAN ISLANDS	318	0.0
CHILE	61,279	0.1
CHINA	3,991,171	3.1
COLOMBIA	14,919	0.0
COTE D’IVOIRE	3,853	0.0
CYPRUS	69	0.0
CZECH REPUBLIC	6,222	0.0
DENMARK	536,484	0.4
EGYPT	16,367	0.0
FAROE ISLANDS	3,826	0.0
FINLAND	273,735	0.2
FRANCE	2,453,463	1.9
GEORGIA	1,472	0.0
GERMANY	2,239,758	1.7
GHANA	2,178	0.0
GREECE	14,829	0.0
GUERNSEY, C.I.	1,759	0.0
HONG KONG	660,607	0.5
HUNGARY	40,380	0.0
INDIA	1,073,715	0.8
INDONESIA	193,828	0.2
IRELAND	511,004	0.4
ISLE OF MAN	632	0.0
ISRAEL	269,236	0.2
ITALY	604,064	0.5
JAPAN	5,861,940	4.6
JERSEY, C.I.	1,224	0.0
JORDAN	2,361	0.0
KAZAKHSTAN	2,181	0.0
KOREA, REPUBLIC OF	1,442,964	1.1
KYRGYZSTAN	2,812	0.0
LIECHTENSTEIN	737	0.0
LUXEMBOURG	45,547	0.0
MACAU	115,952	0.1
MALAYSIA	123,636	0.1
192

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	Value	% of total
Country	(000)	portfolio
MALTA	$4,115	0.0%
MEXICO	277,948	0.2
MONACO	2,364	0.0
MONGOLIA	1,374	0.0
MYANMAR	333	0.0
NETHERLANDS	1,627,959	1.3
NEW ZEALAND	95,115	0.1
NORWAY	178,544	0.1
PAKISTAN	5,406	0.0
PANAMA	4,355	0.0
PERU	61,095	0.1
PHILIPPINES	62,929	0.1
POLAND	86,779	0.1
PORTUGAL	58,433	0.1
PUERTO RICO	23,689	0.0
QATAR	40,782	0.0
ROMANIA	1,138	0.0
RUSSIA	385,919	0.3
SAUDI ARABIA	170,334	0.1
SINGAPORE	220,381	0.2
SLOVENIA	5,632	0.0
SOUTH AFRICA	426,075	0.3
SPAIN	407,655	0.3
SWEDEN	738,131	0.6
SWITZERLAND	2,185,233	1.7
TAIWAN	1,679,425	1.3
TANZANIA, UNITED REPUBLIC OF	46,229	0.1
THAILAND	158,786	0.1
TURKEY	98,201	0.1
UKRAINE	1,156	0.0
UNITED ARAB EMIRATES	29,836	0.0
UNITED KINGDOM	3,577,982	2.8
VIETNAM	6,424	0.0
ZAMBIA	21,578	0.0
TOTAL FOREIGN	38,813,490	30.3

TOTAL PORTFOLIO	$128,015,978	100.0%
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2020

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 98.1%

ARGENTINA - 0.1%
6,876	*	Globant S.A.	$1,496
7,578	*	MercadoLibre, Inc	12,695
13,400	e	Telecom Argentina S.A. (ADR) (Class B)	88
39,900	*	YPF S.A. (ADR) (Class D)	188
		TOTAL ARGENTINA	14,467

AUSTRALIA - 1.8%
262,755	*	Afterpay Touch Group Ltd	23,886
91,546		AGL Energy Ltd	845
629,582		AMP Ltd	757
1,898		Ampol Ltd	42
192,505		APA Group	1,432
4,005		Aristocrat Leisure Ltd	96
13,580		AusNet Services	18
519,585		Australia & New Zealand Banking Group Ltd	9,118
35,466		Australian Stock Exchange Ltd	1,968
681,005	*,†	AZ BGP Holdings	2
20,527		BHP Billiton Ltd	671
14,717		BHP Group plc	389
3,502		BlueScope Steel Ltd	47
10,478		Brambles Ltd	86
286	*	CIMIC Group Ltd	5
3,531		Coca-Cola Amatil Ltd	35
37,428		Cochlear Ltd	5,461
9,295		Coles Group Ltd	130
324,306		Commonwealth Bank of Australia	20,614
3,392		Computershare Ltd	38
2,595		Crown Resorts Ltd	19
416,182		CSL Ltd	90,933
7,604		Dexus Property Group	55
12,889		Evolution Mining Ltd	50
6,936,465		Fortescue Metals Group Ltd	125,289
3,806,060		Glencore Xstrata plc	12,087
11,563		Goodman Group	169
13,668		GPT Group	48
1,035,437		IDP Education Ltd	15,871
2,735,824		Ingenia Communities Group	10,357
426,184		Insurance Australia Group Ltd	1,547
4,847		Lend Lease Corp Ltd	49
61,723		Macquarie Group Ltd	6,588
23,382		Magellan Financial Group Ltd	968
504,530		Medibank Pvt Ltd	1,169
207,035	*	Megaport Ltd	2,274
30,912		Mirvac Group	63
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
586,199		National Australia Bank Ltd	$10,220
5,686		Newcrest Mining Ltd	113
1,496,503	*	NEXTDC Ltd	14,122
5,162		Northern Star Resources Ltd	50
12,273		Oil Search Ltd	35
2,828		Orica Ltd	33
13,394		Origin Energy Ltd	49
1,341,428	*	PointsBet Holdings Ltd	12,333
186,491		Qantas Airways Ltd	699
269,159		QBE Insurance Group Ltd	1,755
13,341		QR National Ltd	40
1,276		Ramsay Health Care Ltd	61
367		REA Group Ltd	42
2,587		Rio Tinto Ltd	228
366,974		Rio Tinto plc	27,623
13,908		Santos Ltd	67
36,166		Scentre Group	78
2,337		Seek Ltd	51
96,540		Sonic Healthcare Ltd	2,392
33,769		South32 Ltd	65
18,518		Stockland Trust Group	60
231,135		Suncorp-Metway Ltd	1,739
9,214	*	Sydney Airport	46
14,955		Tabcorp Holdings Ltd	45
733,679		Telstra Corp Ltd	1,685
2,356	*	TPG Telecom Ltd	13
19,066		Transurban Group	201
4,890		Treasury Wine Estates Ltd	35
24,091		Vicinity Centres	30
664	e	Washington H Soul Pattinson & Co Ltd	15
81,842		Wesfarmers Ltd	3,181
672,089		Westpac Banking Corp	10,002
1,337		Wisetech Global Ltd	32
6,650		Woodside Petroleum Ltd	117
138,405		Woolworths Ltd	4,195
2,208,434	*,e	Zip Co Ltd	9,084
		TOTAL AUSTRALIA	433,712

AUSTRIA - 0.1%
272,884	g	BAWAG Group AG.	12,693
2,165	*	Erste Bank der Oesterreichischen Sparkassen AG.	66
924		OMV AG.	37
1,032		Raiffeisen International Bank Holding AG.	21
11,126	e	Verbund AG.	945
809		Voestalpine AG.	29
		TOTAL AUSTRIA	13,791

BELGIUM - 0.1%
1,220		Ageas	65
82,741		Anheuser-Busch InBev S.A.	5,772
331		Colruyt S.A.	20
215		Elia System Operator S.A.	26
296	*	Galapagos NV	29
787		Groupe Bruxelles Lambert S.A. (EN Brussels)	79
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
235,844		KBC Groep NV	$16,505
957		Proximus plc	19
105		Sofina S.A.	35
516		Solvay S.A.	61
881		UCB S.A.	91
1,374		Umicore S.A.	66
		TOTAL BELGIUM	22,768

BERMUDA - 0.0%
44,134		RenaissanceRe Holdings Ltd	7,318
300,677	*	Third Point Reinsurance Ltd	2,863
		TOTAL BERMUDA	10,181

BRAZIL - 1.6%
32,600		Alpargatas S.A.	264
881,200	*	AMBEV S.A.	2,664
221,841	*	Arco Platform Ltd	7,873
67,400		Atacadao Distribuicao Comercio e Industria Ltd	251
5,137,697	*	B2W Companhia Global Do Varejo	74,818
381,300		B3 SA-Brasil Bolsa Balcao	4,565
244,302		Banco Bradesco S.A.	1,145
9,591,522		Banco Bradesco S.A. (Preference)	50,448
43,400		Banco BTG Pactual S.A. - Unit	784
159,532		Banco do Brasil S.A.	1,199
1,024,500		Banco Inter S.A.	19,431
901,019		Banco Itau Holding Financeira S.A.	5,514
76,100		Banco Santander Brasil S.A.	661
131,800		BB Seguridade Participacoes S.A.	754
39,100		Bradespar S.A.	481
109,600	*	BRF S.A.	466
61,355		Centrais Eletricas Brasileiras S.A.	437
50,400		Centrais Eletricas Brasileiras S.A. (Preference)	362
2,138,800		Cia Brasileira de Distribuicao	30,924
224,400		Cia de Concessoes Rodoviarias	584
64,100		Cia de Saneamento Basico do Estado de Sao Paulo	553
184,583		Cia Energetica de Minas Gerais	520
19,500		Cia Paranaense de Energia	283
127,000		Cia Siderurgica Nacional S.A.	782
722,813		Companhia Vale do Rio Doce (ADR)	12,114
28,700		Cosan SA Industria e Comercio	419
44,200		CPFL Energia S.A.	278
35,700		Energisa S.A.	362
38,450		Engie Brasil Energia S.A.	327
169,300		Equatorial Energia S.A.	759
201,700		Gerdau S.A. (Preference)	952
186,500	g	Hapvida Participacoes e Investimentos S.A.	550
71,500		Hypermarcas S.A.	473
816,940		Investimentos Itau S.A. - PR	1,854
197,700		JBS S.A.	901
129,700		Klabin S.A.	659
1,733,690		Localiza Rent A Car	23,106
3,099,671		Lojas Americanas S.A. (Preference)	15,690
146,780		Lojas Renner S.A.	1,234
4,618,600		Magazine Luiza S.A.	22,147
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
55,300		Multiplan Empreendimentos Imobiliarios S.A.	$251
163,995	*	Natura & Co Holding S.A.	1,665
95,684		Notre Dame Intermedica Participacoes S.A.	1,450
444,923	*	Pagseguro Digital Ltd	25,307
140,100		Petrobras Distribuidora S.A.	598
707,300		Petroleo Brasileiro S.A.	3,907
903,538		Petroleo Brasileiro S.A. (Preference)	4,905
198,500		Raia Drogasil S.A.	954
242,400	*	Rumo S.A.	897
456,431	*	StoneCo Ltd	38,304
55,321		Sul America S.A.	474
137,622	*	Suzano Papel e Celulose S.A.	1,546
86,600		Telefonica Brasil S.A.	779
152,400		TIM S.A.	432
88,900		Totvus S.A.	493
135,300		Ultrapar Participacoes S.A.	619
686,500		Vale S.A.	11,555
238,700	*	Via Varejo S.A.	744
155,060		Weg S.A.	2,265
3,124		Wheaton Precious Metals Corp	130
1,214		Yara International ASA	50
		TOTAL BRAZIL	384,913

CANADA - 1.7%
37,427		Agnico-Eagle Mines Ltd	2,634
1,013	*	Air Canada	18
4,127	e	Algonquin Power & Utilities Corp	68
948,228		Alimentation Couche Tard, Inc	32,315
1,947	e	AltaGas Ltd	29
530		Atco Ltd	15
7,284		B2Gold Corp	41
117,200		Bank of Montreal	8,911
222,236		Bank of Nova Scotia	12,012
1,271,866		Barrick Gold Corp (Canada)	28,976
1,071		BCE, Inc	46
3,679	*	Blackberry Ltd (New)	24
53,316		Brookfield Asset Management, Inc	2,204
2,029		CAE, Inc	56
2,984		Cameco Corp (Toronto)	40
583		Canadian Apartment Properties REIT	23
81,555		Canadian Imperial Bank of Commerce	6,966
4,947		Canadian National Railway Co	544
8,230		Canadian Natural Resources Ltd (Canada)	198
222,863		Canadian Pacific Railway Ltd (Toronto)	77,304
400	e	Canadian Tire Corp Ltd	53
905		Canadian Utilities Ltd	22
1,476	*,e	Canopy Growth Corp (Toronto)	36
1,216		CCL Industries	55
7,658		Cenovus Energy, Inc (Toronto)	47
1,605	*	CGI, Inc	127
37,837		CI Financial Corp	469
140		Constellation Software, Inc	182
671,863		Dollarama, Inc	27,383
870,312	e	Dye & Durham Ltd	34,542
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,718		Emera, Inc	$73
1,333		Empire Co Ltd	36
258,144		Enbridge, Inc (Toronto)	8,256
4,897		Fairfax Financial Holdings Ltd	1,669
18,843		First Capital Real Estate Investment Trust	201
273		FirstService Corp	37
3,237		Fortis, Inc	132
1,328		Franco-Nevada Corp	167
535		George Weston Ltd	40
1,314		GFL Environmental, Inc	38
1,423		Gildan Activewear, Inc	40
50,981		Great-West Lifeco, Inc	1,216
2,290	g	Hydro One Ltd	52
19,582		iA Financial Corp, Inc	849
15,375	e	IGM Financial, Inc	417
1,554	e	Imperial Oil Ltd	30
26,201		Intact Financial Corp	3,102
2,991		Inter Pipeline Ltd	28
1,288	e	Keyera Corp	23
8,766		Kinross Gold Corp	64
1,826		Kirkland Lake Gold Ltd	75
360,379	*	Lightspeed POS, Inc	25,435
1,244		Loblaw Cos Ltd	61
1,977		Magna International, Inc	140
355,307		Manulife Financial Corp (Toronto)	6,322
1,754		Metro, Inc	78
61,528		National Bank of Canada	3,463
1,328	e	Northland Power Income Fund	48
544,687		Nutrien Ltd (Toronto)	26,205
15,169		Onex Corp	871
1,894		Open Text Corp (Toronto)	86
1,464		Pan American Silver Corp (Toronto)	50
1,039	e	Parkland Corp	33
3,831	e	Pembina Pipeline Income Fund	91
102,454		Power Corp Of Canada	2,353
1,208		Quebecor, Inc	31
2,007		Restaurant Brands International, Inc (Toronto)	123
89,812		RioCan Real Estate Investment Trust	1,182
758		Ritchie Bros Auctioneers, Inc	53
2,469		Rogers Communications, Inc (Class B)	115
260,757		Royal Bank of Canada	21,426
1,706		Saputo, Inc	48
3,247	e	Shaw Communications, Inc (B Shares)	57
28,721	*	Shopify, Inc (Class A) (Toronto)	32,431
1,745	*	SSR Mining, Inc	35
107,104		Sun Life Financial, Inc	4,762
10,627		Suncor Energy, Inc	178
267,232	e	TC Energy Corp	10,864
3,282		Teck Cominco Ltd	60
2,953		TELUS Corp	58
31,790		Thomson Reuters Corp	2,602
10,389		TMX Group Ltd	1,038
260	*,†	Topicus.com, Inc	1
573		Toromont Industries Ltd	40
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
331,397		Toronto-Dominion Bank	$18,724
10,706		West Fraser Timber Co Ltd	688
789	e	WSP Global, Inc	75
7,598		Yamana Gold, Inc	43
		TOTAL CANADA	411,755

CHILE - 0.0%
2,748		Antofagasta plc	54
8,353,166		Banco de Chile	853
9,343		Banco de Credito e Inversiones	367
11,766,130		Banco Santander Chile S.A.	564
96,748		Cencosud Shopping S.A.	155
272,213		Centros Comerciales Sudamericanos S.A.	485
29,793		Cia Cervecerias Unidas S.A.	220
1,609,232		Colbun S.A.	284
71,825		Embotelladora Andina S.A.	185
203,022		Empresas CMPC S.A.	534
70,419		Empresas COPEC S.A.	713
5,344,839		Enersis Chile S.A.	416
6,408,399		Enersis S.A.	1,045
4,602		Lundin Mining Corp	41
134,521		SACI Falabella	498
21,285		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,037
		TOTAL CHILE	7,451

CHINA - 5.0%
52,000		360 Security Technology, Inc	125
246,500	*,g	3SBio, Inc	225
5,300	*	51job, Inc (ADR)	371
137,500		AAC Technologies Holdings, Inc	762
3,800		Accelink Technologies Co Ltd	17
14,200		Addsino Co Ltd	60
9,700		AECC Aero-Engine Control Co Ltd	34
27,200		AECC Aviation Power Co Ltd	247
206,000		Agile Property Holdings Ltd	274
5,319,000		Agricultural Bank of China Ltd	1,948
873,100		Agricultural Bank of China Ltd (Class A)	419
47,437		Aier Eye Hospital Group Co Ltd	544
73,900		Air China Ltd	85
364,000		Air China Ltd (H shares)	287
23,000		Airtac International Group	739
76,000	g	AK Medical Holdings Ltd	132
662,440	*	Alibaba Group Holding Ltd (ADR)	154,170
750,000	*	Alibaba Health Information Technology Ltd	2,220
82,500	g	A-Living Services Co Ltd	366
778,000	*	Aluminum Corp of China Ltd	274
182,500	*	Aluminum Corp of China Ltd (Class A)	101
9,300		Angel Yeast Co Ltd	73
234,000		Anhui Conch Cement Co Ltd	1,466
45,700		Anhui Conch Cement Co Ltd (Class A)	361
19,900		Anhui Gujing Distillery Co Ltd	277
4,400		Anhui Gujing Distillery Co Ltd (Class A)	183
8,400		Anhui Kouzi Distillery Co Ltd	89
200,000		Anta Sports Products Ltd	3,173
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
13,300		Apeloa Pharmaceutical Co Ltd	$47
2,300		Asymchem Laboratories Tianjin Co Ltd	105
3,000		Autobio Diagnostics Co Ltd	67
10,900		Autohome, Inc (ADR)	1,086
33,200		AVIC Aircraft Co Ltd	186
80,200		Avic Capital Co Ltd	54
44,800		AVIC Electromechanical Systems Co Ltd	79
5,800		AVIC Jonhon Optronic Technology Co Ltd	70
10,200		AVIC Shenyang Aircraft Co Ltd	122
501,000	e	AviChina Industry & Technology Co	350
6,800		AVICOPTER plc	65
50,800	*	Baidu, Inc (ADR)	10,985
265,100		Bank of Beijing Co Ltd	196
34,600		Bank of Chengdu Co Ltd	56
443,500		Bank of China Ltd	216
15,152,000		Bank of China Ltd (Hong Kong)	5,128
502,500		Bank of Communications Co Ltd	344
1,804,000		Bank of Communications Co Ltd (Hong Kong)	954
61,800		Bank of Hangzhou Co Ltd	141
185,380		Bank of Jiangsu Co Ltd	155
115,600		Bank of Nanjing Co Ltd	143
68,200		Bank of Ningbo Co Ltd	369
152,422		Bank of Shanghai Co Ltd	183
227,800		Baoshan Iron & Steel Co Ltd	207
10,669	*,e	Baozun, Inc (ADR)	366
96,300		BBMG Corp	44
8,400	*	BeiGene Ltd (ADR)	2,170
5,800	*	Beijing BDStar Navigation Co Ltd	45
380,000		Beijing Capital International Airport Co Ltd	317
55,100		Beijing Dabeinong Technology Group Co Ltd	81
1,940		Beijing E-Hualu Information Technology Co Ltd	9
23,800		Beijing Enlight Media Co Ltd	44
113,500		Beijing Enterprises Holdings Ltd	371
1,016,000		Beijing Enterprises Water Group Ltd	409
15,100		Beijing Kunlun Tech Co Ltd	46
19,100		Beijing New Building Materials plc	117
24,150		Beijing Oriental Yuhong Waterproof Technology Co Ltd	143
35,500		Beijing Originwater Technology Co Ltd	42
10,900		Beijing Shiji Information Technology Co Ltd	52
8,000		Beijing Shunxin Agriculture Co Ltd	89
19,200		Beijing Sinnet Technology Co Ltd	50
7,000		Beijing Thunisoft Corp Ltd	26
13,740		Beijing Tiantan Biological Products Corp Ltd	88
44,700		Beijing Yanjing Brewery Co Ltd	58
127,200		Beijing-Shanghai High Speed Railway Co Ltd	110
4,700		Betta Pharmaceuticals Co Ltd	77
5,100		BGI Genomics Co Ltd	100
22,300	*,e	Bilibili, Inc (ADR)	1,912
388,800		BOE Technology Group Co Ltd	357
644,000	e	Bosideng International Holdings Ltd	328
564,000		Brilliance China Automotive Holdings Ltd	515
12,500	g	Budweiser Brewing Co APAC Ltd	41
20,300		BYD Co Ltd	605
119,000	e	BYD Co Ltd (H shares)	3,133
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
125,500	e	BYD Electronic International Co Ltd	$658
21,000		By-health Co Ltd	78
15,600		C&S Paper Co Ltd	50
48,600		Caitong Securities Co Ltd	94
11,200	*,g	CanSino Biologics, Inc	255
5,600		Centre Testing International Group Co Ltd	23
1,987,000	g	CGN Power Co Ltd	428
5,800		Chacha Food Co Ltd	48
4,500		Changchun High & New Technology Industry Group, Inc	309
69,100		Changjiang Securities Co Ltd	89
254,600		Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	306
2,600		Changzhou Xingyu Automotive Lighting Systems Co Ltd	80
17,400		Chaozhou Three-Circle Group Co Ltd	99
6,200		Chengdu Kanghong Pharmaceutical Group Co Ltd	46
19,700	*	Chifeng Jilong Gold Mining Co Ltd	54
40,000		China Aerospace Times Electronics Co Ltd	46
206,000		China Aoyuan Group Ltd	200
7,800		China Avionics Systems Co Ltd	23
439,500	*,g	China Bohai Bank Co Ltd	287
1,814,000		China Cinda Asset Management Co Ltd	344
1,832,000		China Citic Bank	778
492,000		China Communications Services Corp Ltd	217
299,500		China Conch Venture Holdings Ltd	1,457
149,000		China Construction Bank Corp	143
17,920,000		China Construction Bank Corp (Hong Kong)	13,517
483,000	*	China COSCO Holdings Co Ltd	579
111,500	g	China East Education Holdings Ltd	268
103,800		China Eastern Airlines Corp Ltd	74
142,000		China Education Group Holdings Ltd	274
491,100		China Everbright Bank Co Ltd	300
629,000		China Everbright Bank Co Ltd (Hong Kong)	240
721,555		China Everbright International Ltd	408
180,000		China Everbright Ltd	241
344,000	e	China Evergrande Group	661
220,000	g	China Feihe Ltd	516
20,700		China Film Co Ltd	39
43,343		China Fortune Land Development Co Ltd	86
680,500		China Galaxy Securities Co Ltd	427
49,700		China Galaxy Securities Co Ltd (Class A)	95
486,800		China Gas Holdings Ltd	1,929
53,800		China Gezhouba Group Co Ltd	54
28,100		China Great Wall Securities Co Ltd	55
36,200		China Greatwall Technology Group Co Ltd	105
334,000	e	China Hongqiao Group Ltd	306
2,002,000	g	China Huarong Asset Management Co Ltd	222
312,200		China Insurance International Holdings Co Ltd	563
258,400	*,g	China International Capital Corp Ltd	701
21,000		China International Travel Service Corp Ltd	909
39,600		China Jushi Co Ltd	121
206,000		China Lesso Group Holdings Ltd	323
1,395,000		China Life Insurance Co Ltd	3,071
28,200		China Life Insurance Co Ltd (Class A)	166
57,600	*,e,g	China Literature Ltd	453
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
628,000		China Longyuan Power Group Corp	$631
259,000		China Medical System Holdings Ltd	289
104,000		China Meidong Auto Holdings Ltd	423
514,000		China Mengniu Dairy Co Ltd	3,099
725,000		China Merchants Bank Co Ltd	4,586
230,300		China Merchants Bank Co Ltd (Class A)	1,549
99,200		China Merchants Energy Shipping Co Ltd	86
317,426		China Merchants Holdings International Co Ltd	389
11,900		China Merchants Property Operation & Service Co Ltd	39
86,320		China Merchants Securities Co Ltd	308
72,500		China Merchants Shekou Industrial Zone Holdings Co Ltd	147
416,500		China Minsheng Banking Corp Ltd	331
1,155,800	e	China Minsheng Banking Corp Ltd (Hong Kong)	659
1,149,500		China Mobile Hong Kong Ltd	6,553
678,000		China Molybdenum Co Ltd	444
211,200		China Molybdenum Co Ltd (Class A)	202
6,000		China National Accord Medicines Corp Ltd	42
726,000		China National Building Material Co Ltd	874
53,200		China National Chemical Engineering Co Ltd	48
9,500		China National Medicines Corp Ltd	72
145,600		China National Nuclear Power Co Ltd	110
6,100		China National Software & Service Co Ltd	74
42,900	*	China Northern Rare Earth Group High-Tech Co Ltd	86
384,000		China Oilfield Services Ltd	325
722,935		China Overseas Land & Investment Ltd	1,571
71,900		China Pacific Insurance Group Co Ltd	422
521,800		China Pacific Insurance Group Co Ltd (Hong Kong)	2,040
1,104,000		China Power International Development Ltd	237
236,400		China Railway Group Ltd	191
773,000		China Railway Group Ltd (Hong Kong)	341
270,000		China Resources Beer Holdings Company Ltd	2,483
178,000		China Resources Gas Group Ltd	946
595,836		China Resources Land Ltd	2,455
325,500	g	China Resources Pharmaceutical Group Ltd	167
406,000		China Resources Power Holdings Co	437
11,100		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	42
85,400		China Shenhua Energy Co Ltd	235
678,500	e	China Shenhua Energy Co Ltd (Hong Kong)	1,279
269,700	*	China Shipbuilding Industry Co Ltd	173
22,800		China South Publishing & Media Group Co Ltd	33
326,000	*,e	China Southern Airlines Co Ltd	195
102,600	*	China Southern Airlines Co Ltd (Class A)	94
454,720		China State Construction Engineering Corp Ltd	346
360,000		China State Construction International Holdings Ltd	206
2,300,000		China Telecom Corp Ltd	634
8,480,000	g	China Tower Corp Ltd	1,248
17,400		China TransInfo Technology Co Ltd	51
1,114,000		China Unicom Ltd	636
361,400		China United Network Communications Ltd	247
323,100		China Vanke Co Ltd	1,115
109,300		China Vanke Co Ltd (Class A)	480
199,800		China Yangtze Power Co Ltd	585
232,000	g	China Yuhua Education Corp Ltd	202
126,800		China Zheshang Bank Co Ltd	79
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
6,200		Chongqing Brewery Co Ltd	$113
42,600	*	Chongqing Changan Automobile Co Ltd	143
9,300		Chongqing Fuling Zhacai Group Co Ltd	60
545,000		Chongqing Rural Commercial Bank	222
69,200		Chongqing Rural Commercial Bank Co Ltd	48
17,800		Chongqing Zhifei Biological Products Co Ltd	402
602,535		CIFI Holdings Group Co Ltd	511
1,133,000		Citic Pacific Ltd	802
422,500		CITIC Securities Co Ltd	953
122,500		CITIC Securities Co Ltd (Class A)	551
3,453,000		CNOOC Ltd	3,168
26,300		Contemporary Amperex Technology Co Ltd	1,416
364,445		COSCO Pacific Ltd	253
64,900		COSCO SHIPPING Energy Transportation Co Ltd	66
107,700	*	COSCO SHIPPING Holdings Co Ltd	201
1,435,000		Country Garden Holdings Co Ltd	1,981
271,000		Country Garden Services Holdings Co Ltd	1,833
33,100		CSC Financial Co Ltd	213
1,690,880		CSPC Pharmaceutical Group Ltd	1,722
8,290		Da An Gene Co Ltd	44
371,500	g	Dali Foods Group Co Ltd	212
204,100		Daqin Railway Co Ltd	202
7,300		DaShenLin Pharmaceutical Group Co Ltd	88
42,000		DHC Software Co Ltd	53
10,100		Dong-E-E-Jiao Co Ltd	60
31,200		Dongfang Electric Corp Ltd	48
518,000		Dongfeng Motor Group Co Ltd	605
27,500		Dongxing Securities Co Ltd	56
17,800	*	DouYu International Holdings Ltd (ADR)	197
25,800		East Group Co Ltd	31
92,360		East Money Information Co Ltd	438
149,000		ENN Energy Holdings Ltd	2,187
11,800	*,g	ESR Cayman Ltd	42
20,370		Eve Energy Co Ltd	254
42,900		Everbright Securities Co Ltd	122
52,243	*	Fangda Carbon New Material Co Ltd	57
376,000	e	Far East Horizon Ltd	388
34,100	*	FAW Jiefang Group Co Ltd	61
13,100		Fiberhome Telecommunication Technologies Co Ltd	48
45,000		First Capital Securities Co Ltd	68
174,700		Focus Media Information Technology Co Ltd	264
29,960		Foshan Haitian Flavouring & Food Co Ltd	920
486,000		Fosun International	763
105,300	*	Founder Securities Co Ltd	167
62,300		Foxconn Industrial Internet Co Ltd	131
974,000		Franshion Properties China Ltd	449
2,400		Fu Jian Anjoy Foods Co Ltd	71
12,500		Fujian Sunner Development Co Ltd	51
27,600		Future Land Holdings Co Ltd	147
23,100		Fuyao Glass Industry Group Co Ltd	170
100,400	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	553
700		G-bits Network Technology Xiamen Co Ltd	46
69,900	*	GCL System Integration Technology Co Ltd	45
1,276,271	*	GDS Holdings Ltd (ADR)	119,510
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,094,000		Geely Automobile Holdings Ltd	$3,746
57,600		GEM Co Ltd	62
49,100		Gemdale Corp	101
202,000	*	Genscript Biotech Corp	294
254,400		GF Securities Co Ltd	360
76,000		GF Securities Co Ltd (Class A)	189
21,900		Giant Network Group Co Ltd	58
5,180		Gigadevice Semiconductor Beijing, Inc	157
6,000		Glodon Co Ltd	72
36,100		GoerTek, Inc	206
1,905,000	*,e	GOME Electrical Appliances Holdings Ltd	229
578,500		Great Wall Motor Co Ltd	1,990
23,700		Great Wall Motor Co Ltd	137
73,800		Greenland Holdings Corp Ltd	66
160,500	e	Greentown China Holdings Ltd	234
272,000		Greentown Service Group Co Ltd	336
30,400		GRG Banking Equipment Co Ltd	50
14,500	*,e	GSX Techedu, Inc (ADR)	750
17,600		Guangdong Haid Group Co Ltd	176
36,200	*	Guangdong HEC Technology Holding Co Ltd	28
7,600		Guangdong Hongda Blasting Co Ltd	42
564,000		Guangdong Investments Ltd	1,017
3,300		Guangdong Kinlong Hardware Products Co Ltd	73
63,900		Guangdong LY Intelligent Manufacturing Co Ltd	117
6,800		Guangdong Xinbao Electrical Appliances Holdings Co Ltd	44
132,800	*	Guanghui Energy Co Ltd	58
554,000		Guangzhou Automobile Group Co Ltd (Hong Kong)	618
31,300		Guangzhou Baiyun International Airport Co Ltd	68
17,300		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	77
23,500		Guangzhou Haige Communications Group, Inc Co	39
5,100		Guangzhou Kingmed Diagnostics Group Co Ltd	100
330,000		Guangzhou R&F Properties Co Ltd	425
5,995		Guangzhou Shiyuan Electronic Technology Co Ltd	106
6,200		Guangzhou Tinci Materials Technology Co Ltd	99
3,400		Guangzhou Wondfo Biotech Co Ltd	46
19,200		Guangzhou Yuexiu Financial Holdings Group Co Ltd	43
19,000	*	Guolian Securities Co Ltd	62
47,700		Guosen Securities Co Ltd	99
86,400		Guotai Junan Securities Co Ltd	232
14,600	*	Guoxuan High-Tech Co Ltd	88
41,990		Guoyuan Securities Co Ltd	58
147,000	e,g	Haidilao International Holding Ltd	1,134
371,200	*,e	Haier Smart Home Co Ltd	1,345
124,000		Haitian International Holdings Ltd	429
533,600		Haitong Securities Co Ltd	477
111,400		Haitong Securities Co Ltd (Class A)	219
6,600		Hangzhou First Applied Material Co Ltd	86
11,730		Hangzhou Robam Appliances Co Ltd	73
17,000		Hangzhou Silan Microelectronics Co Ltd	65
178,300		Hangzhou Tigermed Consulting Co Ltd	4,403
23,400	*,g	Hangzhou Tigermed Consulting Co Ltd (Hong Kong)	543
220,000	*,g	Hansoh Pharmaceutical Group Co Ltd	1,066
85,500	e	Hebei Construction Group Corp Ltd	47
6,400		Hefei Meiya Optoelectronic Technology, Inc	43
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
24,400		Heilongjiang Agriculture Co Ltd	$72
32,400		Henan Shuanghui Investment & Development Co Ltd	233
125,000		Hengan International Group Co Ltd	885
60,580		Hengli Petrochemical Co Ltd	259
20,400		Hengtong Optic-electric Co Ltd	44
44,330		Hengyi Petrochemical Co Ltd	87
170,900	*	Hesteel Co Ltd	59
6,300		Hithink RoyalFlush Information Network Co Ltd	120
9,100		Hongfa Technology Co Ltd	76
9,260		Hopewell Highway Infrastructure Ltd	3
122,000		Hopson Development Holdings Ltd	311
85,000	*,e,g	Hua Hong Semiconductor Ltd	484
48,600		Huaan Securities Co Ltd	59
95,000		Huadian Power International Corp Ltd (Class A)	49
22,540		Huadong Medicine Co Ltd	92
10,800		Huagong Tech Co Ltd	38
22,360		Hualan Biological Engineering, Inc	145
113,600		Huaneng Power International, Inc	78
750,000		Huaneng Power International, Inc (Hong Kong)	274
292,000	g	Huatai Securities Co Ltd	460
87,800		Huatai Securities Co Ltd (Class A)	242
30,800		Huaxi Securities Co Ltd	59
119,200		Huaxia Bank Co Ltd	114
17,000		Huaxin Cement Co Ltd	54
36,500		Huayu Automotive Systems Co Ltd	161
29,483		Huazhu Group Ltd (ADR)	1,328
51,000		Hubei Biocause Pharmaceutical Co Ltd	38
15,600		Hubei Jumpcan Pharmaceutical Co Ltd	48
14,500		Humanwell Healthcare Group Co Ltd	75
72,200		Hunan Valin Steel Co Ltd	53
12,163		Hundsun Technologies, Inc	195
13,000	*	Hutchison China MediTech Ltd (ADR)	416
12,700	*,e	HUYA, Inc (ADR)	253
27,700		Iflytek Co Ltd	173
624,600		Industrial & Commercial Bank of China Ltd	477
11,382,000		Industrial & Commercial Bank of China Ltd (Hong Kong)	7,313
234,700		Industrial Bank Co Ltd	750
83,900		Industrial Securities Co Ltd	111
4,300	*	Ingenic Semiconductor Co Ltd	60
578,600	*	Inner Mongolia BaoTou Steel Union Co Ltd	104
21,900		Inner Mongolia First Machinery Group Co Ltd	41
92,700		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	70
73,100		Inner Mongolia Yili Industrial Group Co Ltd	496
182,000	*,g	Innovent Biologics, Inc	1,922
17,584		Inspur Electronic Information Industry Co Ltd	72
3,600		Intco Medical Technology Co Ltd	93
51,553	*,e	IQIYI, Inc (ADR)	901
11,400	*	JA Solar Technology Co Ltd	71
10,260		Jafron Biomedical Co Ltd	107
6,600		Jason Furniture Hangzhou Co Ltd	71
40,400	*,g	JD Health International, Inc	782
407,200	*	JD.com, Inc (ADR)	35,793
34,800		Jiangsu Changshu Rural Commercial Bank Co Ltd	39
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
264,000		Jiangsu Express	$295
14,504		Jiangsu Hengli Hydraulic Co Ltd	251
58,652		Jiangsu Hengrui Medicine Co Ltd	999
13,600		Jiangsu King’s Luck Brewery JSC Ltd	119
26,899		Jiangsu Shagang Co Ltd	45
17,200		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	621
1,700		Jiangsu Yangnong Chemical Co Ltd	34
12,100		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	52
44,600		Jiangsu Zhongnan Construction Group Co Ltd	60
32,600		Jiangsu Zhongtian Technology Co Ltd	54
240,000		Jiangxi Copper Co Ltd	378
25,158		Jiangxi Copper Co Ltd (Class A)	77
11,700		Jiangxi Ganfeng Lithium Co Ltd	181
32,400		Jiangxi Zhengbang Technology Co Ltd	85
13,300		Jilin Aodong Pharmaceutical Group Co Ltd	33
51,200		Jinke Properties Group Co Ltd	55
250,000	e,g	Jinxin Fertility Group Ltd	509
14,000		Jinyu Bio-Technology Co Ltd	45
3,600		JiuGui Liquor Co Ltd	86
20,800		Joincare Pharmaceutical Group Industry Co Ltd	44
19,100	*	Jointown Pharmaceutical Group Co Ltd	53
9,400		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	96
8,800		Joyoung Co Ltd	43
10,800		JOYY, Inc (ADR)	864
6,500		Juewei Food Co Ltd	77
424,000	e	Kaisa Group Holdings Ltd	210
17,200	*	KE Holdings, Inc (ADR)	1,058
121,000		Kingboard Chemical Holdings Ltd	511
452,000		Kingdee International Software Group Co Ltd	1,845
29,500		Kingfa Sci & Tech Co Ltd	77
10,200	*,e	Kingsoft Cloud Holdings Ltd (ADR)	444
155,000	e	Kingsoft Corp Ltd	1,002
47,500	*,e,g	Koolearn Technology Holding Ltd	171
23,700	*	Kuang-Chi Technologies Co Ltd	81
13,900		Kweichow Moutai Co Ltd	4,248
237,064		KWG Property Holding Ltd	324
9,400		Lakala Payment Co Ltd	43
4,760		Laobaixing Pharmacy Chain JSC	46
251,000		Lee & Man Paper Manufacturing Ltd	206
1,378,000		Lenovo Group Ltd	1,303
48,500		Lens Technology Co Ltd	227
90,000		Leo Group Co Ltd	42
21,000		Lepu Medical Technology Beijing Co Ltd	87
16,000		Leyard Optoelectronic Co Ltd	16
392,000		Li Ning Co Ltd	2,697
17,200		Liaoning Cheng Da Co Ltd	64
8,100		Livzon Pharmaceutical Group, Inc	50
250,000		Logan Property Holdings Co Ltd	410
19,700		Lomon Billions Group Co Ltd	93
331,500	g	Longfor Properties Co Ltd	1,939
43,460		LONGi Green Energy Technology Co Ltd	614
12,900		Luenmei Quantum Co Ltd	22
31,401	*	Lufax Holding Ltd	446
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
76,409		Luxshare Precision Industry Co Ltd	$657
343,500	e,g	Luye Pharma Group Ltd	160
16,300		Luzhou Laojiao Co Ltd	564
5,500		Maccura Biotechnology Co Ltd	39
18,590		Mango Excellent Media Co Ltd	206
1,600		Maxscend Microelectronics Co Ltd	140
47,000	*	Meinian Onehealth Healthcare Holdings Co Ltd	82
667,800	*	Meituan Dianping (Class B)	25,138
188,900		Metallurgical Corp of China Ltd	79
134,000	e	Microport Scientific Corp	723
140,000		Minth Group Ltd	741
28,600		Momo, Inc (ADR)	399
40,060		Muyuan Foodstuff Co Ltd	472
29,500		NanJi E-Commerce Co Ltd	62
3,430		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	18
39,900		Nanjing Securities Co Ltd	75
6,300	*	Nanyang Topsec Technologies Group, Inc	20
50,600		NARI Technology Co Ltd	206
5,300		NAURA Technology Group Co Ltd	147
24,400		NavInfo Co Ltd	53
77,000		Netease.com (ADR)	7,374
23,200		New China Life Insurance Co Ltd	206
161,100		New China Life insurance Co Ltd (Hong Kong)	628
46,800		New Hope Liuhe Co Ltd	161
28,224	*	New Oriental Education & Technology Group (ADR)	5,244
12,100		Ninestar Corp	50
15,700		Ningbo Joyson Electronic Corp	61
12,100		Ningbo Tuopu Group Co Ltd	71
237,147	*	NIO, Inc (ADR)	11,559
6,400	*	Noah Holdings Ltd (ADR)	306
30,200		Northeast Securities Co Ltd	45
75,900		Oceanwide Holdings Co Ltd	38
16,859		Offcn Education Technology Co Ltd	91
93,200		Offshore Oil Engineering Co Ltd	64
35,400		O-film Tech Co Ltd	71
3,640		Oppein Home Group, Inc	75
63,000		Orient Securities Co Ltd	112
6,750		Ovctek China, Inc	85
91,300	*	Pacific Securities Co Ltd	57
90,600	*	Pangang Group Vanadium Titanium & Resources Co Ltd	30
1,656,000		People’s Insurance Co Group of China Ltd	526
70,300		People’s Insurance Co Group of China Ltd (Class A)	71
23,400		Perfect World Co Ltd	106
23,800	g	Pharmaron Beijing Co Ltd	402
1,336,000		PICC Property & Casualty Co Ltd	1,011
70,597	*	Pinduoduo, Inc (ADR)	12,543
215,000		Ping An Bank Co Ltd	636
205,900	*,e,g	Ping An Healthcare and Technology Co Ltd	2,501
5,825,203		Ping An Insurance Group Co of China Ltd	70,890
121,200		Ping An Insurance Group Co of China Ltd (Class A)	1,613
23,200	e	Poly Property Development Co Ltd	183
139,300		Poly Real Estate Group Co Ltd	337
123,000		Postal Savings Bank of China Co Ltd	90
1,920,000	g	Postal Savings Bank of China Co Ltd	1,085
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
175,500		Power Construction Corp of China Ltd	$104
1,800		Proya Cosmetics Co Ltd	49
6,500		Qianhe Condiment and Food Co Ltd	37
75,200		Qingdao Haier Co Ltd	337
63,300		Qingdao Rural Commercial Bank Corp	49
51,600		RiseSun Real Estate Development Co Ltd	52
60,500		Rongsheng Petro Chemical Co Ltd	256
92,100		SAIC Motor Corp Ltd	345
51,600		Sanan Optoelectronics Co Ltd	213
4,600		Sangfor Technologies, Inc	174
8,300		Sanquan Food Co Ltd	33
94,300		Sany Heavy Industry Co Ltd	505
36,400		SDIC Capital Co Ltd	77
79,800		SDIC Power Holdings Co Ltd	105
74,700		Sealand Securities Co Ltd	67
382,000		Seazen Group Ltd	319
42,400		SF Holding Co Ltd	572
1,800		SG Micro Corp	73
110,500		Shaanxi Coal Industry Co Ltd	158
16,370		Shandong Buchang Pharmaceuticals Co Ltd	58
112,000	e,g	Shandong Gold Mining Co Ltd	259
45,220		Shandong Gold Mining Co Ltd	164
20,100		Shandong Hualu Hengsheng Chemical Co Ltd	115
12,200		Shandong Linglong Tyre Co Ltd	66
177,200		Shandong Nanshan Aluminum Co Ltd	86
6,800		Shandong Pharmaceutical Glass Co Ltd	52
9,600		Shandong Sinocera Functional Material Co Ltd	66
28,800		Shandong Sun Paper Industry JSC Ltd	64
472,000		Shandong Weigao Group Medical Polymer Co Ltd	1,068
5,600		Shanghai Bairun Investment Holding Group Co Ltd	89
8,900		Shanghai Baosight Software Co Ltd	94
74,200		Shanghai Construction Group Co Ltd	34
79,500	*	Shanghai Electric Group Co Ltd	66
32,800		Shanghai Electric Power Co Ltd	36
23,400		Shanghai Fosun Pharmaceutical Group Co Ltd	194
103,000		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	492
12,300		Shanghai International Airport Co Ltd	142
100,900		Shanghai International Port Group Co Ltd	71
9,100		Shanghai Jahwa United Co Ltd	48
9,200		Shanghai Jinjiang International Hotels Development Co Ltd	73
10,100		Shanghai Lingang Holdings Corp Ltd	31
234,669		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	184
8,100		Shanghai M&G Stationery, Inc	110
44,100		Shanghai Oriental Pearl Group Co Ltd	60
25,500		Shanghai Pharmaceuticals Holding Co Ltd	75
156,600		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	276
330,600		Shanghai Pudong Development Bank Co Ltd	490
5,000		Shanghai Putailai New Energy Technology Co Ltd	86
66,900		Shanghai RAAS Blood Products Co Ltd	76
31,100		Shanghai Yuyuan Tourist Mart Group Co Ltd	42
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
20,500		Shanghai Zhangjiang High-Tech Park Development Co Ltd	$53
61,779		Shanxi Lu’an Environmental Energy Development Co Ltd	62
62,400	*	Shanxi Meijin Energy Co Ltd	64
30,030		Shanxi Securities Co Ltd	41
76,500		Shanxi Taigang Stainless Steel Co Ltd	42
10,000		Shanxi Xinghuacun Fen Wine Factory Co Ltd	574
73,970		Shanxi Xishan Coal & Electricity Power Co Ltd	64
56,400		Shenergy Co Ltd	45
24,500		Shengyi Technology Co Ltd	106
3,280		Shennan Circuits Co Ltd	54
282,300		Shenwan Hongyuan Group Co Ltd	228
33,600		Shenzhen Airport Co Ltd	42
4,500		Shenzhen Capchem Technology Co Ltd	70
36,500		Shenzhen Energy Group Co Ltd	34
5,500		Shenzhen Goodix Technology Co Ltd	131
10,200		Shenzhen Hepalink Pharmaceutical Group Co Ltd	27
19,100		Shenzhen Inovance Technology Co Ltd	273
213,985		Shenzhen International Holdings Ltd	346
638,776		Shenzhen Investment Ltd	219
11,600		Shenzhen Kaifa Technology Co Ltd	34
7,200		Shenzhen Kangtai Biological Products Co Ltd	192
82,561		Shenzhen Mindray Bio-Medical Electronics Co Ltd	5,371
41,800	*	Shenzhen MTC Co Ltd	40
86,800		Shenzhen Overseas Chinese Town Co Ltd	94
14,300		Shenzhen Salubris Pharmaceuticals Co Ltd	62
3,200		Shenzhen SC New Energy Technology Corp	71
11,600		Shenzhen Sunway Communication Co Ltd	64
154,100		Shenzhou International Group Holdings Ltd	3,020
14,500		Shijiazhuang Yiling Pharmaceutical Co Ltd	57
230,500		Shimao Property Holdings Ltd	734
11,900	*	Siasun Robot & Automation Co Ltd	22
50,000		Sichuan Chuantou Energy Co Ltd	77
21,900		Sichuan Kelun Pharmaceutical Co Ltd	65
6,600		Sichuan Swellfun Co Ltd	84
304,400		Silergy Corp	26,197
10,628	*	Sina Corp	450
35,900		Sinolink Securities Co Ltd	89
18,700		Sinoma Science & Technology Co Ltd	69
119,300		Sinopec Shanghai Petrochemical Co Ltd (Class A)	63
258,400		Sinopharm Group Co	627
24,400		Sinotrans Ltd (Class A)	16
129,500		Sinotruk Hong Kong Ltd	332
2,500		Skshu Paint Co Ltd	58
87,000	*,g	Smoore International Holdings Ltd	674
29,200		Songcheng Performance Development Co Ltd	79
43,940		SooChow Securities Co Ltd	66
60,100		Southwest Securities Co Ltd	49
7,300		Spring Airlines Co Ltd	62
18,800		STO Express Co Ltd	29
476,000		Sunac China Holdings Ltd	1,760
16,400		Sungrow Power Supply Co Ltd	182
107,000		Suning.com Co Ltd	126
132,400		Sunny Optical Technology Group Co Ltd	2,893
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
19,000		Sunwoda Electronic Co Ltd	$89
5,900		Suofeiya Home Collection Co Ltd	23
16,500		Suzhou Dongshan Precision Manufacturing Co Ltd	66
26,900		Suzhou Gold Mantis Construction Decoration Co Ltd	39
70,300	*	TAL Education Group (ADR)	5,027
16,900		Tangshan Jidong Cement Co Ltd	37
46,900		TBEA Co Ltd	73
156,400		TCL Corp	169
4,225,700		Tencent Holdings Ltd	304,055
68,500	*	Tencent Music Entertainment (ADR)	1,318
4,400		Thunder Software Technology Co Ltd	79
82,500		Tianfeng Securities Co Ltd	77
5,100		Tianjin 712 Communication & Broadcasting Co Ltd	33
37,900		Tianjin Chase Sun Pharmaceutical Co Ltd	27
33,400		Tianjin Zhonghuan Semiconductor Co Ltd	130
21,800		Tianma Microelectronics Co Ltd	49
32,600		Tianshui Huatian Technology Co Ltd	68
374,000		Tingyi Cayman Islands Holding Corp	640
5,100		Toly Bread Co Ltd	46
168,800	*,e	Tongcheng-Elong Holdings Ltd	327
13,500	*	TongFu Microelectronics Co Ltd	52
31,900		Tonghua Dongbao Pharmaceutical Co Ltd	65
23,300		Tongkun Group Co Ltd	73
113,400		Tongling Nonferrous Metals Group Co Ltd	45
44,700		Tongwei Co Ltd	263
3,500	*	Topchoice Medical Corp	148
7,114,912	g	Topsports International Holdings Ltd	10,655
43,700		Transfar Zhilian Co Ltd	32
184,000		Travelsky Technology Ltd	445
88,500	*	Trip.com Group Ltd (ADR)	2,985
86,000		Tsingtao Brewery Co Ltd	901
9,100		Tsingtao Brewery Co Ltd (Class A)	138
7,200		Unigroup Guoxin Microelectronics Co Ltd	147
263,000		Uni-President China Holdings Ltd	268
28,700		Unisplendour Corp Ltd	90
15,400		Universal Scientific Industrial Shanghai Co Ltd	46
4,300		Venustech Group, Inc	19
82,700	*	Vipshop Holdings Ltd (ADR)	2,325
7,500	*	Visionox Technology, Inc	13
17,400		Walvax Biotechnology Co Ltd	102
8,500		Wangfujing Group Co Ltd	42
29,900		Wangsu Science & Technology Co Ltd	32
36,400		Wanhua Chemical Group Co Ltd	507
959,000		Want Want China Holdings Ltd	693
10,700	*,e	Weibo Corp (ADR)	439
373,000		Weichai Power Co Ltd	750
71,000		Weichai Power Co Ltd (Class A)	172
11,600		Weifu High-Technology Group Co Ltd	41
6,000		Weihai Guangwei Composites Co Ltd	82
79,440		Wens Foodstuffs Group Co Ltd	222
48,800		Western Securities Co Ltd	76
9,400		Will Semiconductor Ltd	333
14,862		Wilmar International Ltd	52
13,700		Wingtech Technology Co Ltd	208
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
29,250		Winning Health Technology Group Co Ltd	$78
554,000		Winteam Pharmaceutical Group Ltd	274
61,700		Wuchan Zhongda Group Co Ltd	41
18,020		Wuhan Guide Infrared Co Ltd	115
22,600		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	108
31,200		Wuhu Token Science Co Ltd	42
43,600		Wuliangye Yibin Co Ltd	1,947
12,200		WUS Printed Circuit Kunshan Co Ltd	35
23,980		WuXi AppTec Co Ltd	494
51,972	e,g	WuXi AppTec Co Ltd (Hong Kong)	1,020
7,985,850	*,g	Wuxi Biologics Cayman, Inc	105,903
10,800		Wuxi Lead Intelligent Equipment Co Ltd	139
26,200		Wuxi Taiji Industry Co Ltd	38
78,500		XCMG Construction Machinery Co Ltd	65
12,300		Xiamen C & D, Inc	15
5,300		Xiamen Intretech, Inc	52
8,700		Xiamen Tungsten Co Ltd	22
2,645,600	*,g	Xiaomi Corp	11,245
110,000		Xinhu Zhongbao Co Ltd	52
42,600		Xinjiang Goldwind Science & Technology Co Ltd	93
142,600	e	Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	287
758,863		Xinyi Solar Holdings Ltd	1,990
30,968	*	XPeng, Inc (ADR)	1,326
196,000	g	Yadea Group Holdings Ltd	405
48,100		Yango Group Co Ltd	48
5,300		Yantai Eddie Precision Machinery Co Ltd	56
13,300		Yantai Jereh Oilfield Services Group Co Ltd	71
338,000		Yanzhou Coal Mining Co Ltd	271
44,500		Yanzhou Coal Mining Co Ltd (Class A)	69
7,050		Yealink Network Technology Corp Ltd	79
15,100		Yifan Pharmaceutical Co Ltd	44
5,340		Yifeng Pharmacy Chain Co Ltd	74
87,000		Yihai International Holding Ltd	1,292
36,820		Yintai Gold Co Ltd	49
120,400		Yonghui Superstores Co Ltd	132
35,659		Yonyou Network Technology Co Ltd	239
39,100		YTO Express Group Co Ltd	69
19,100	*	Yuan Longping High-tech Agriculture Co Ltd	58
1,322,000		Yuexiul Property Co Ltd	266
264,670		Yum China Holdings, Inc	15,110
29,380		Yunda Holding Co Ltd	71
14,400		Yunnan Baiyao Group Co Ltd	250
8,200		Yunnan Energy New Material Co Ltd	178
12,700	*	Zai Lab Ltd (ADR)	1,719
6,500		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	266
200,500		Zhaojin Mining Industry Co Ltd	239
86,320	*	Zhejiang Century Huatong Group Co Ltd	94
22,600		Zhejiang Chint Electrics Co Ltd	135
33,600		Zhejiang Dahua Technology Co Ltd	102
4,860		Zhejiang Dingli Machinery Co Ltd	75
302,000		Zhejiang Expressway Co Ltd	255
18,150		Zhejiang Huahai Pharmaceutical Co Ltd	94
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
14,910	*	Zhejiang Huayou Cobalt Co Ltd	$181
13,700		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	63
36,900		Zhejiang Juhua Co Ltd	46
43,900		Zhejiang Longsheng Group Co Ltd	92
24,900		Zhejiang NHU Co Ltd	128
39,390		Zhejiang Sanhua Intelligent Controls Co Ltd	149
31,300		Zhejiang Semir Garment Co Ltd	48
5,600		Zhejiang Supor Co Ltd	67
20,500		Zhejiang Weixing New Building Materials Co Ltd	59
5,300		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	62
28,200		Zhengzhou Yutong Bus Co Ltd	73
271,000		Zhenro Properties Group Ltd	163
36,500		Zheshang Securities Co Ltd	85
72,600	*,e,g	ZhongAn Online P&C Insurance Co Ltd	338
7,200		Zhongji Innolight Co Ltd	56
47,900		Zhongjin Gold Corp Ltd	65
104,500		Zhongsheng Group Holdings Ltd	746
78,600	*	Zhongtian Financial Group Co Ltd	38
108,700		Zhuzhou CSR Times Electric Co Ltd	475
1,094,000		Zijin Mining Group Co Ltd	1,239
223,800		Zijin Mining Group Co Ltd (Class A)	319
61,800		Zoomlion Heavy Industry Science and Technology Co Ltd	94
46,800		ZTE Corp	241
150,000	e	ZTE Corp (Class H)	378
75,346		ZTO Express Cayman, Inc (ADR)	2,197
		TOTAL CHINA	1,213,360

COLOMBIA - 0.0%
45,373		BanColombia S.A.	467
82,333		BanColombia S.A. (Preference)	849
1,113,159		Ecopetrol S.A.	735
41,509		Grupo de Inversiones Suramericana S.A.	309
82,104		Interconexion Electrica S.A.	619
		TOTAL COLOMBIA	2,979

CZECH REPUBLIC - 0.0%
32,620		CEZ AS	782
13,623		Komercni Banka AS	416
1,222,625	g	Moneta Money Bank AS	3,874
		TOTAL CZECH REPUBLIC	5,072

DENMARK - 0.8%
1,114	e	Ambu A.S.	48
22		AP Moller - Maersk AS (Class A)	45
43	e	AP Moller - Maersk AS (Class B)	96
103,482		Carlsberg AS (Class B)	16,589
735	*	Christian Hansen Holding	76
15,616		Coloplast AS	2,388
4,806		Danske Bank AS	79
1,442		DSV AS	242
27,111	*	Genmab AS	10,993
892		GN Store Nord	71
486		H Lundbeck AS	17
615,569		Novo Nordisk AS	42,942
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,450		Novozymes AS	$83
632,053	g	Orsted AS	129,321
697		Pandora AS	78
56		Rockwool International AS (B Shares)	21
784	e	Tryg A.S.	25
1,372		Vestas Wind Systems AS	324
755	*	William Demant Holding A.S.	30
		TOTAL DENMARK	203,468

EGYPT - 0.0%
256,188		Commercial International Bank	968
213,703		Eastern Tobacco	177
148,275		ElSwedy Cables Holding Co	92
		TOTAL EGYPT	1,237

FINLAND - 0.4%
991		Elisa Oyj (Series A)	54
3,095		Fortum Oyj	75
1,903		Kesko Oyj (B Shares)	49
2,368		Kone Oyj (Class B)	193
864,626		Neste Oil Oyj	62,775
39,397		Nokia Oyj (Turquoise)	152
834,631	*	Nordea Bank Abp	6,817
765,882		Nordea Bank Abp	6,277
738		Orion Oyj (Class B)	34
305,732		Sampo Oyj (A Shares)	13,071
81,535		Stora Enso Oyj (R Shares)	1,561
3,719		UPM-Kymmene Oyj	138
3,172		Wartsila Oyj (B Shares)	32
		TOTAL FINLAND	91,228

FRANCE - 3.4%
288,897		Accor S.A.	10,481
1,572	*	Adevinta ASA	26
156		Aeroports de Paris	20
47,524		Air Liquide	7,791
1,034,312		Airbus SE	113,510
2,135	*	Alstom RGPT	122
423	g	Amundi S.A.	34
481		Arkema	55
690	e	Atos Origin S.A.	63
13,478		AXA S.A.	323
327		BioMerieux	46
1,325,080		BNP Paribas S.A.	69,954
6,159		Bollore	26
1,589		Bouygues S.A.	65
2,047		Bureau Veritas S.A.	55
1,122		Cap Gemini S.A.	175
4,273		Carrefour S.A.	73
1,460		CNP Assurances	24
624,442		Compagnie de Saint-Gobain	28,720
592,630		Credit Agricole S.A.	7,492
245,346		Danone	16,145
11		Dassault Aviation S.A.	12
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
340,524		Dassault Systemes S.A.	$69,065
1,718		Edenred	98
590		Eiffage S.A.	57
99,225		Electricite de France	1,570
206,811		Essilor International S.A.	32,228
274		Eurazeo	19
577		Faurecia	30
362		Fonciere Des Regions	33
317,762		Gaz de France	4,871
6,234		Gecina S.A.	969
3,066		Getlink S.E.	53
221		Hermes International	238
8,133		Icade	625
103		Iliad S.A.	21
265		Ipsen	22
123,665		Kering	89,748
1,359		Klepierre	31
599	g	La Francaise des Jeux SAEM	27
1,861		Legrand S.A.	166
153,346		L’Oreal S.A.	58,509
47,779		LVMH Moet Hennessy Louis Vuitton S.A.	29,910
136,928		Michelin (C.G.D.E.) (Class B)	17,630
8,065		Natixis	28
321,569		Orange S. A.	3,828
360		Orpea	47
9,237		Pernod-Ricard S.A.	1,774
4,098	e	Peugeot S.A.	112
1,510		Publicis Groupe S.A.	75
159		Remy Cointreau S.A.	30
1,339		Renault S.A.	59
2,233		Safran S.A.	317
288,535		Sanofi-Aventis	27,966
19,454		Sartorius Stedim Biotech	6,921
791,467		Schneider Electric S.A.	114,389
1,118	*	SCOR SE	36
158		SEB S.A.	29
5,649		Societe Generale	117
616		Sodexho Alliance S.A.	52
66,204		Suez Environnement S.A.	1,312
134,939		Teleperformance	44,797
742		Thales S.A.	68
89,870		Total S.A.	3,879
638	*	Ubisoft Entertainment	62
1,024		Unibail-Rodamco-Westfield	80
1,201,821		Valeo S.A.	47,405
90,536		Veolia Environnement	2,232
3,627		Vinci S.A.	361
5,783		Vivendi Universal S.A.	187
187		Wendel	22
1,668	*,g	Worldline S.A.	162
		TOTAL FRANCE	817,479
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
GERMANY - 3.0%
55,737		Adidas-Salomon AG.	$20,277
61,441		Allianz AG.	15,094
450,608		Aroundtown S.A.	3,360
89,453		BASF SE	7,071
236,774		Bayer AG.	13,949
890		Bayerische Motoren Werke AG.	79
2,287		Bayerische Motoren Werke AG. (Preference)	154
61,520		Bechtle AG.	13,408
137,118		Beiersdorf AG.	15,763
589,670	*	Borussia Dortmund GmbH & Co KGaA	3,897
1,077		Brenntag AG.	84
295		Carl Zeiss Meditec AG.	39
6,981		Commerzbank AG.	45
767		Continental AG.	114
59,742	g	Covestro AG.	3,681
5,964		Daimler AG. (Registered)	423
902	*,g	Delivery Hero AG.	141
77,574		Deutsche Annington Immobilien SE	5,666
13,681	*	Deutsche Bank AG. (Registered)	150
99,818		Deutsche Boerse AG.	16,996
2,083	*	Deutsche Lufthansa AG.	28
6,893		Deutsche Post AG.	341
865,815		Deutsche Telekom AG.	15,803
61,534		Deutsche Wohnen AG.	3,283
392,714		E.ON AG.	4,349
1,461		Evonik Industries AG.	48
68,887		Fresenius Medical Care AG.	5,744
2,913		Fresenius SE	135
484		Fuchs Petrolub AG. (Preference)	27
1,069		GEA Group AG.	38
420		Hannover Rueckversicherung AG.	67
932,781		HeidelbergCement AG.	69,451
369,511	*	HelloFresh SE	28,582
33,249		Henkel KGaA	3,204
1,241		Henkel KGaA (Preference)	140
172		Hochtief AG.	17
3,981,534		Infineon Technologies AG.	152,049
543		KION Group AG.	47
505		Knorr-Bremse AG.	69
579		Lanxess AG.	44
10,848		LEG Immobilien AG.	1,683
901		Merck KGaA	155
370		MTU Aero Engines Holding AG.	96
28,705		Muenchener Rueckver AG.	8,529
395		Nemetschek AG.	29
1,117	*	OSRAM Licht AG.	71
699,281	*	Paion AG.	2,050
1,067		Porsche AG.	74
683		Puma AG. Rudolf Dassler Sport	77
36		Rational AG.	34
2,273,615		RWE AG.	96,190
141,976		SAP AG.	18,389
248		Sartorius AG.	104
750	g	Scout24 AG.	61
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
989,671		Siemens AG.	$142,559
310,497	*	Siemens Energy AG.	11,380
1,873	g	Siemens Healthineers AG.	96
896		Symrise AG.	119
158,856	*,e,g	Takeaway.com Holding BV	17,911
296,098	*,g	TeamViewer AG.	15,906
7,254		Telefonica Deutschland Holding AG.	20
1,599		Uniper SE	55
743		United Internet AG.	31
1,541		Volkswagen AG. (Preference)	288
1,066	*,g	Zalando SE	119
		TOTAL GERMANY	719,883

GREECE - 0.0%
5,760	*,†	Hellenic Duty Free Shops S.A.	0	^
44,099		Hellenic Telecommunications Organization S.A.	709
19,961		JUMBO S.A.	344
36,915		OPAP S.A.	494
		TOTAL GREECE	1,547

HONG KONG - 0.4%
2,214,558		AIA Group Ltd	26,987
2,140,000	*	Alibaba Pictures Group Ltd	265
1,818		ASM Pacific Technology	24
243,085		Bank of East Asia Ltd	520
677,853		BOC Hong Kong Holdings Ltd	2,055
192,000	*,e	Cathay Pacific Airways Ltd	178
2,584,000	*	China Innovationpay Group Ltd	772
220,000		China Overseas Property Holdings Ltd	115
451,999		China Resources Cement Holdings Ltd	505
18,125		CK Asset Holdings Ltd	93
97,953		CK Infrastructure Holdings Ltd	526
299,954		CLP Holdings Ltd	2,773
607,654		Hang Lung Properties Ltd	1,601
140,072	e	Hang Seng Bank Ltd	2,417
232,073		Henderson Land Development Co Ltd	901
13,000	e	HK Electric Investments & HK Electric Investments Ltd	13
24,660		HKT Trust and HKT Ltd	32
1,831,878		Hong Kong & China Gas Ltd	2,741
222,988		Hong Kong Electric Holdings Ltd	1,208
220,578		Hong Kong Exchanges and Clearing Ltd	12,099
377,865		Hongkong Land Holdings Ltd	1,561
1,500		Jardine Matheson Holdings Ltd	84
1,500		Jardine Strategic Holdings Ltd	37
202,500		Kingboard Laminates Holdings Ltd	331
236,168		Link REIT	2,145
1,401,376		Melco Crown Entertainment Ltd (ADR)	25,995
10,580		MTR Corp	59
269,573	e	New World Development Co Ltd	1,254
310,000	e	Nine Dragons Paper Holdings Ltd	441
29,262		PCCW Ltd	18
1,949,250		Sino Biopharmaceutical	1,880
22,885	e	Sino Land Co	30
18,611		SJM Holdings Ltd	21
270,000		SSY Group Ltd	153
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
233,968		Sun Hung Kai Properties Ltd	$2,992
3,628		Swire Pacific Ltd (Class A)	20
8,177		Swire Properties Ltd	24
9,402	e	Techtronic Industries Co	134
70,000		Vinda International Holdings Ltd	191
66,500	g	WH Group Ltd	56
291,000		Wharf Holdings Ltd	782
196,537		Wharf Real Estate Investment Co Ltd	1,021
12,000		Xinyi Glass Holdings Co Ltd	33
		TOTAL HONG KONG	95,087

HUNGARY - 0.0%
83,927	*	MOL Hungarian Oil & Gas plc	619
41,193	*	OTP Bank	1,856
24,748		Richter Gedeon Rt	621
		TOTAL HUNGARY	3,096

INDIA - 0.6%
72,361	*	Adani Green Energy Ltd	1,045
128,931		Ambuja Cements Ltd	440
16,824		Apollo Hospitals Enterprise Ltd	555
71,231		Asian Paints Ltd	2,698
10,000		Associated Cement Co Ltd	222
54,530		Aurobindo Pharma Ltd	687
29,906	*,g	Avenue Supermarts Ltd	1,133
420,632	*	Axis Bank Ltd	3,580
50,242		Bajaj Finance Ltd	3,648
7,117		Bajaj Finserv Ltd	869
13,038		Bajaj Holdings and Investment Ltd	615
15,945		Balkrishna Industries Ltd	360
136,498	*,g	Bandhan Bank Ltd	753
43,417		Berger Paints India Ltd	452
40,580		Bharat Forge Ltd	292
127,534		Bharat Petroleum Corp Ltd	666
235,343		Bharti Airtel Ltd	1,644
67,782		Bharti Infratel Ltd	214
78,500	*	Biocon Ltd	500
20,276		Britannia Industries Ltd	994
83,231		Cipla Ltd	935
257,033		Coal India Ltd	478
22,827		Colgate-Palmolive India Ltd	490
52,700		Container Corp Of India Ltd	288
98,770		Dabur India Ltd	723
24,558		Divi S Laboratories Ltd	1,292
108,938		DLF Ltd	347
21,710		Dr Reddy’s Laboratories Ltd	1,546
25,363		Eicher Motors Ltd	880
308,551		GAIL India Ltd	522
75,831		Godrej Consumer Products Ltd	769
55,182		Grasim Industries Ltd	701
40,252		Havells India Ltd	505
201,223		HCL Technologies Ltd	2,612
9,681	g	HDFC Asset Management Co Ltd	387
129,309	*,g	HDFC Life Insurance Co Ltd	1,200
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
22,534		Hero Honda Motors Ltd	$960
292,781		Hindalco Industries Ltd	967
152,791		Hindustan Lever Ltd	5,016
133,595		Hindustan Petroleum Corp Ltd	399
315,806		Housing Development Finance Corp	11,065
947,063	*	ICICI Bank Ltd	6,964
38,529	*,g	ICICI Lombard General Insurance Co Ltd	803
64,420	*,g	ICICI Prudential Life Insurance Co Ltd	440
382,985		Indian Oil Corp Ltd	477
59,172		Indraprastha Gas Ltd	407
13,133		Info Edge India Ltd	857
632,784		Infosys Technologies Ltd	10,848
17,896	*,g	InterGlobe Aviation Ltd	423
12,636		Ipca Laboratories Ltd	378
557,737		ITC Ltd	1,597
156,179		JSW Steel Ltd	830
14,641		Jubilant Foodworks Ltd	560
102,858	*	Kotak Mahindra Bank Ltd	2,811
9,689	g	Larsen & Toubro Infotech Ltd	486
128,274		Larsen & Toubro Ltd	2,266
42,719		Lupin Ltd	572
149,994		Mahindra & Mahindra Ltd	1,483
97,297		Marico Ltd	537
25,198		Maruti Suzuki India Ltd	2,644
237,244		Motherson Sumi Systems Ltd	538
354		MRF Ltd	368
96,684		Mundra Port and Special Economic Zone Ltd	641
21,898		Muthoot Finance Ltd	363
6,262		Nestle India Ltd	1,578
839,972		NTPC Ltd	1,144
1,054		Page Industries Ltd	399
145,900		Petronet LNG Ltd	495
15,191		PI Industries Ltd	457
28,210		Pidilite Industries Ltd	682
16,980		Piramal Healthcare Ltd	332
397,645		Power Grid Corp of India Ltd	1,034
529,799		Reliance Industries Ltd	14,415
168,977		Rural Electrification Corp Ltd	310
73,234	*,g	SBI Life Insurance Co Ltd	907
360,496		Sesa Sterlite Ltd	799
2,015		Shree Cement Ltd	663
35,367		Shriram Transport Finance Co Ltd	507
13,543		Siemens India Ltd	293
334,258	*	State Bank of India	1,260
155,295		Sun Pharmaceutical Industries Ltd	1,261
174,405		Tata Consultancy Services Ltd	6,848
329,129	*	Tata Motors Ltd	830
127,392		Tata Steel Ltd	1,126
111,143		Tata Tea Ltd	899
117,040		Tech Mahindra Ltd	1,564
65,309		Titan Industries Ltd	1,403
9,576		Torrent Pharmaceuticals Ltd	367
33,105		Trent Ltd	312
21,381		Ultra Tech Cement Ltd	1,550
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
90,778		United Phosphorus Ltd	$580
53,756	*	United Spirits Ltd	426
211,296		Wipro Ltd	1,119
1,884,469	*	Yes Bank Ltd	463
163,309		ZEE Telefilms Ltd	501
		TOTAL INDIA	135,266

INDONESIA - 0.1%
3,008,000		Adaro Energy Tbk	306
68,152,400		Bank Rakyat Indonesia	20,262
416,100		Indofood CBP Sukses Makmur Tbk	284
1,800,400	*	Merdeka Copper Gold Tbk PT	312
1,289,900		PT ACE Hardware Indonesia Tbk	158
3,752,100		PT Astra International Tbk	1,613
1,820,700		PT Bank Central Asia Tbk	4,389
3,459,747		PT Bank Mandiri Persero Tbk	1,561
1,364,100		PT Bank Negara Indonesia	601
5,195,700	*	PT Barito Pacific Tbk	407
1,381,100		PT Charoen Pokphand Indonesia Tbk	642
85,400	*	PT Gudang Garam Tbk	249
481,300		PT Indah Kiat Pulp and Paper Corp Tbk	358
291,400		PT Indocement Tunggal Prakarsa Tbk	300
851,900		PT Indofood Sukses Makmur Tbk	415
3,866,000		PT Kalbe Farma Tbk	407
2,261,000		PT Perusahaan Gas Negara Persero Tbk	267
543,400		PT Semen Gresik Persero Tbk	481
9,353,900		PT Telekomunikasi Indonesia Persero Tbk	2,205
1,392,100		PT Unilever Indonesia Tbk	729
317,600		PT United Tractors Tbk	602
4,332,600		Sarana Menara Nusantara Tbk PT	296
		TOTAL INDONESIA	36,844

IRELAND - 0.6%
5,775,060		AIB Group plc	11,860
3,537,040		Bank of Ireland Group plc	14,279
391,280		CRH plc	16,640
164,830	*	Flutter Entertainment plc	34,097
9,343,848		Hibernia REIT plc	13,173
13,941		Kerry Group plc (Class A)	2,025
614,784	*	Keywords Studios plc	24,007
1,074		Kingspan Group plc	75
1,079		Paddy Power plc	219
616,292		Smurfit Kappa Group plc	28,640
		TOTAL IRELAND	145,015

ISRAEL - 0.1%
182		Azrieli Group	11
208,007	*	Bank Hapoalim Ltd	1,429
266,146		Bank Leumi Le-Israel	1,571
782	*	Check Point Software Technologies	104
185		Elbit Systems Ltd	24
4,908		Israel Chemicals Ltd	25
213,228		Israel Discount Bank Ltd	823
192,043	*	Kornit Digital Ltd	17,117
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
25,685		Mizrahi Tefahot Bank Ltd	$596
437	*	Nice Systems Ltd	124
7,638	*	Teva Pharmaceutical Industries Ltd (ADR)	74
384	*	Wix.com Ltd	96
		TOTAL ISRAEL	21,994

ITALY - 1.2%
675,955		Amplifon S.p.A.	28,097
7,687		Assicurazioni Generali S.p.A.	135
3,453	*	Autostrade S.p.A.	62
3,041,291		Davide Campari-Milano NV	34,860
160		DiaSorin S.p.A.	34
9,139,437		Enel S.p.A.	92,991
17,726		ENI S.p.A.	185
122,383		Ferrari NV	28,386
4,248		FinecoBank Banca Fineco S.p.A	70
2,215	g	Infrastrutture Wireless Italiane S.p.A	27
2,443,455		Intesa Sanpaolo S.p.A.	5,776
4,328	*	Mediobanca S.p.A.	40
589,307	e	Moncler S.p.A	36,231
3,095	*,g	Nexi S.p.A	62
3,640	g	Poste Italiane S.p.A	37
1,591,881	e	Prada S.p.A	10,519
1,682		Prysmian S.p.A.	60
791		Recordati S.p.A.	44
14,051		Snam Rete Gas S.p.A.	79
42,004		Telecom Italia RSP	22
58,268	e	Telecom Italia S.p.A.	27
9,804		Terna Rete Elettrica Nazionale S.p.A.	75
4,761,790		UniCredit S.p.A.	44,615
		TOTAL ITALY	282,434

JAPAN - 6.7%
110		ABC-Mart, Inc	6
73,100		Acom Co Ltd	312
260		Activia Properties Inc	1,099
1,400		Advantest Corp	105
4,546		Aeon Co Ltd	149
797		Aeon Mall Co Ltd	13
25,473		Air Water, Inc	453
277,390		Aisin Seiki Co Ltd	8,319
3,268		Ajinomoto Co, Inc	74
1,305		Alfresa Holdings Corp	24
9,150		All Nippon Airways Co Ltd	202
2,744		Amada Co Ltd	30
141,499	*,e	Amazia, Inc	3,023
20,800	e	Aozora Bank Ltd	385
3,151	e	Asahi Breweries Ltd	130
1,301		Asahi Glass Co Ltd	45
1,400		Asahi Intecc Co Ltd	51
214,226		Asahi Kasei Corp	2,196
163,400		Ashikaga Holdings Co Ltd	322
257,600		Astellas Pharma, Inc	3,989
900		Azbil Corp	49
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
10,421		Bank of Kyoto Ltd	$543
130,500	*,e	BASE, Inc	12,352
468,700		Benefit One, Inc	13,874
272		BLife Investment Corp	673
3,730	e	Bridgestone Corp	122
1,585		Brother Industries Ltd	33
800		Calbee, Inc	24
6,977	e	Canon, Inc	135
600		Capcom Co Ltd	39
1,133	*	Casio Computer Co Ltd	21
59,081		Central Japan Railway Co	8,354
7,800		Century Leasing System, Inc	619
96,262		Chiba Bank Ltd	531
137,606		Chubu Electric Power Co, Inc	1,661
99,307		Chugai Pharmaceutical Co Ltd	5,299
1,666		Chugoku Electric Power Co, Inc	20
500	e	Coca-Cola West Japan Co Ltd	8
187,200		Concordia Financial Group Ltd	660
100		Cosmos Pharmaceutical Corp	16
800		CyberAgent, Inc	55
1,738		Dai Nippon Printing Co Ltd	31
62,100		Daifuku Co Ltd	7,685
197,511		Dai-ichi Mutual Life Insurance Co	2,976
2,602,482		Daiichi Sankyo Co Ltd	89,187
109,877		Daikin Industries Ltd	24,444
5,349		Daito Trust Construction Co Ltd	500
3,956		Daiwa House Industry Co Ltd	118
264,580	*	Daiwa Securities Group, Inc	1,205
2,987		Denso Corp	178
1,555	e	Dentsu, Inc	46
200		Disco Corp	67
2,832		Don Quijote Co Ltd	65
122,197		East Japan Railway Co	8,152
277,028		Eisai Co Ltd	19,811
1,385		Fanuc Ltd	342
5,983		Fast Retailing Co Ltd	5,365
864		Fuji Electric Holdings Co Ltd	31
4,239		Fuji Heavy Industries Ltd	85
2,486		Fujifilm Holdings Corp	131
1,398		Fujitsu Ltd	202
31,146		Fukuoka Financial Group, Inc	555
29		GLP J-Reit	46
125,599		GMO Payment Gateway, Inc	16,878
1,600		Hakuhodo DY Holdings, Inc	22
1,000		Hamamatsu Photonics KK	57
1,593		Hankyu Hanshin Holdings, Inc	53
300		Harmonic Drive Systems, Inc	27
132		Hikari Tsushin, Inc	31
1,982	*	Hino Motors Ltd	17
273		Hirose Electric Co Ltd	41
375		Hisamitsu Pharmaceutical Co, Inc	22
198,533	*	Hitachi Construction Machinery Co Ltd	5,645
2,186,715	*	Hitachi Ltd	86,308
33,585		Hitachi Metals Ltd	511
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
11,396		Honda Motor Co Ltd	$322
412	e	Hoshizaki Electric Co Ltd	38
2,627	*	Hoya Corp	364
124,828		Hulic Co Ltd	1,373
591		Hulic Reit, Inc	882
700		Ibiden Co Ltd	33
35,676		Idemitsu Kosan Co Ltd	785
1,029		Iida Group Holdings Co Ltd	21
7,152,600		Infomart Corp	68,309
158,784		Inpex Holdings, Inc	856
8		Invincible Investment Corp	3
122,000		IR Japan Holdings Ltd	19,546
4,300		Isuzu Motors Ltd	41
1,700		IT Holdings Corp	35
400		Ito En Ltd	25
9,369		Itochu Corp	269
700		Itochu Techno-Science Corp	25
924		Japan Airlines Co Ltd	18
303		Japan Airport Terminal Co Ltd	18
817,400		Japan Elevator Service Holdings Co Ltd	20,816
74,146		Japan Post Bank Co Ltd	609
288,440		Japan Post Holdings Co Ltd	2,247
41,200		Japan Post Insurance Co Ltd	845
9		Japan Real Estate Investment Corp	52
16		Japan Retail Fund Investment Corp	29
182,563	e	Japan Tobacco, Inc	3,722
86,123	*	JFE Holdings, Inc	827
379,600		JGC Corp	3,555
33,159		JSR Corp	925
514,388		JX Holdings, Inc	1,848
3,286		Kajima Corp	44
934		Kakaku.com, Inc	26
353,700	*,e	Kamakura Shinsho Ltd	3,924
262,735		Kansai Electric Power Co, Inc	2,485
34,515		Kansai Paint Co Ltd	1,064
88,285		Kao Corp	6,821
11,197		KDDI Corp	332
700		Keihan Electric Railway Co Ltd	34
1,160		Keihin Electric Express Railway Co Ltd	20
823		Keio Corp	64
913		Keisei Electric Railway Co Ltd	31
53		Kenedix Realty Investment Corp	360
210,100	e	Kenedix, Inc	1,530
1,276		Keyence Corp	718
995		Kikkoman Corp	69
1,149		Kintetsu Corp	50
5,749	e	Kirin Brewery Co Ltd	136
400		Kobayashi Pharmaceutical Co Ltd	49
1,000		Kobe Bussan Co Ltd	31
700	*	Koito Manufacturing Co Ltd	48
6,050		Komatsu Ltd	167
686		Konami Corp	39
228		Kose Corp	39
7,198	e	Kubota Corp	157
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
59,575		Kuraray Co Ltd	$634
677		Kurita Water Industries Ltd	26
2,200		Kyocera Corp	135
1,845		Kyowa Hakko Kogyo Co Ltd	50
39,077		Kyushu Electric Power Co, Inc	337
900		Kyushu Railway Co	19
500		Lasertec Corp	59
480		Lawson, Inc	22
1,600	e	Lion Corp	39
1,864		LIXIL Group Corp	40
143,876		M3, Inc	13,592
1,588		Makita Corp	80
11,465		Marubeni Corp	76
1,609		Marui Co Ltd	28
9,000		Maruichi Steel Tube Ltd	199
3,915		Mazda Motor Corp	26
500	e	McDonald’s Holdings Co Japan Ltd	24
1,259		Mediceo Paltac Holdings Co Ltd	24
908		MEIJI Holdings Co Ltd	64
600	*,e	Mercari, Inc	27
2,500		Minebea Co Ltd	50
2,000		MISUMI Group, Inc	66
236,663		Mitsubishi Chemical Holdings Corp	1,434
9,322		Mitsubishi Corp	230
12,714		Mitsubishi Electric Corp	192
297,396		Mitsubishi Estate Co Ltd	4,780
30,380		Mitsubishi Gas Chemical Co, Inc	699
2,211		Mitsubishi Heavy Industries Ltd	68
18,258		Mitsubishi Materials Corp	385
2,239,162		Mitsubishi UFJ Financial Group, Inc	9,914
74,000		Mitsubishi UFJ Lease & Finance Co Ltd	355
706,582		Mitsui & Co Ltd	12,955
31,229		Mitsui Chemicals, Inc	917
6,456		Mitsui Fudosan Co Ltd	135
967		Mitsui Fudosan Logistics Park, Inc	4,904
81,542		Mitsui Sumitomo Insurance Group Holdings, Inc	2,481
600		Miura Co Ltd	33
441,765		Mizuho Financial Group, Inc	5,607
473,625		MonotaRO Co Ltd	24,055
226		Mori Hills REIT Investment Corp	312
4,005		Murata Manufacturing Co Ltd	363
839	e	Nabtesco Corp	37
1,500		Nagoya Railroad Co Ltd	40
1,406		Namco Bandai Holdings, Inc	122
1,761		NEC Corp	95
3,400		Nexon Co Ltd	105
1,824		NGK Insulators Ltd	28
648		NGK Spark Plug Co Ltd	11
3,134		Nidec Corp	396
1,100		Nihon M&A Center, Inc	74
347,659		Nintendo Co Ltd	223,177
10		Nippon Building Fund, Inc	58
544		Nippon Express Co Ltd	37
572		Nippon Meat Packers, Inc	25
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
26,726	e	Nippon Paint Co Ltd	$2,937
17		Nippon ProLogis REIT, Inc	53
400		Nippon Shinyaku Co Ltd	26
128,202	*	Nippon Steel Corp	1,653
856,484		Nippon Telegraph & Telephone Corp	21,976
1,076		Nippon Yusen Kabushiki Kaisha	25
20,439		Nissan Chemical Industries Ltd	1,282
16,127	*	Nissan Motor Co Ltd	87
1,331		Nisshin Seifun Group, Inc	21
445		Nissin Food Products Co Ltd	38
513		Nitori Co Ltd	107
27,437		Nitto Denko Corp	2,458
61,538		NKSJ Holdings, Inc	2,495
575,880	*	Nomura Holdings, Inc	3,045
574		Nomura Real Estate Holdings, Inc	13
642		Nomura Real Estate Master Fund, Inc	919
2,200		Nomura Research Institute Ltd	79
536,247		NSK Ltd	4,667
4,400		NTT Data Corp	60
5,096		Obayashi Corp	44
500		Obic Co Ltd	100
2,046		Odakyu Electric Railway Co Ltd	64
142,294		OJI Paper Co Ltd	810
8,168		Olympus Corp	179
111,755		Omron Corp	9,976
2,568		Ono Pharmaceutical Co Ltd	77
303	*	Oracle Corp Japan	39
29,231		Oriental Land Co Ltd	4,830
240,628		ORIX Corp	3,702
434		Orix JREIT, Inc	718
2,620		Osaka Gas Co Ltd	54
93,222		Osaka Securities Exchange Co Ltd	2,382
722		Otsuka Corp	38
2,700	e	Otsuka Holdings KK	116
331,400		Paltac Corp	18,039
394,855		Panasonic Corp	4,603
700	*	PeptiDream, Inc	36
800	e	Pigeon Corp	33
1,010	e	Pola Orbis Holdings, Inc	20
6,000	*	Rakuten, Inc	58
1,517,953		Recruit Holdings Co Ltd	63,758
2,291,000	*	Renesas Electronics Corp	23,980
382,942		Resona Holdings, Inc	1,341
4,682		Ricoh Co Ltd	31
312		Rinnai Corp	36
635		Rohm Co Ltd	62
1,540		Ryohin Keikaku Co Ltd	31
2,553		Santen Pharmaceutical Co Ltd	41
43,291	*	SBI Holdings, Inc	1,030
1,467		Secom Co Ltd	135
1,252		Sega Sammy Holdings, Inc	20
1,700		Seibu Holdings, Inc	17
1,900		Seiko Epson Corp	28
2,495		Sekisui Chemical Co Ltd	47
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
113,620		Sekisui House Ltd	$2,315
348,900		Seria Co Ltd	12,808
90,886		Seven & I Holdings Co Ltd	3,218
103,800		Seven Bank Ltd	219
2,400		SG Holdings Co Ltd	65
1,499	*,e	Sharp Corp	23
114,198	*	SHIFT, Inc	15,825
1,547		Shimadzu Corp	60
227		Shimamura Co Ltd	24
492		Shimano, Inc	115
3,362		Shimizu Corp	24
2,500		Shin-Etsu Chemical Co Ltd	439
28,377	*	Shinsei Bank Ltd	351
1,890		Shionogi & Co Ltd	103
21,093		Shiseido Co Ltd	1,460
76,301		Shizuoka Bank Ltd	560
363	*	SMC Corp	222
496,600		SMS Co Ltd	19,043
20,000		Softbank Corp	251
260,432		Softbank Group Corp	20,219
500		Sohgo Security Services Co Ltd	26
2,996,047		Sony Corp	301,906
600		Square Enix Co Ltd	36
914		Stanley Electric Co Ltd	29
2,602		Star Asia Investment Corp	1,273
800		Start Today Co Ltd	20
1,089,435		Sumco Corp	23,922
400		Sumisho Computer Systems Corp	23
266,983		Sumitomo Chemical Co Ltd	1,076
8,265		Sumitomo Corp	110
1,763		Sumitomo Dainippon Pharma Co Ltd	26
5,247		Sumitomo Electric Industries Ltd	70
375,901		Sumitomo Heavy Industries Ltd	9,291
41,515		Sumitomo Metal Mining Co Ltd	1,847
1,736,791		Sumitomo Mitsui Financial Group, Inc	53,837
61,818		Sumitomo Mitsui Trust Holdings, Inc	1,907
2,136		Sumitomo Realty & Development Co Ltd	66
500		Sundrug Co Ltd	20
1,000	e	Suntory Beverage & Food Ltd	35
507		Suzuken Co Ltd	18
2,534		Suzuki Motor Corp	117
1,171		Sysmex Corp	141
98,795		T&D Holdings, Inc	1,169
800		Taiheiyo Cement Corp	20
1,493		Taisei Corp	51
356		Taisho Pharmaceutical Holdings Co Ltd	24
19,867		Taiyo Nippon Sanso Corp	370
11,011		Takeda Pharmaceutical Co Ltd	398
856		TDK Corp	129
201,799		TechnoPro Holdings, Inc	16,765
300		Tecmo Koei Holdings Co Ltd	18
31,487		Teijin Ltd	592
1,202		Temp Holdings Co Ltd	22
4,492		Terumo Corp	188
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
594		THK Co Ltd	$19
1,334		Tobu Railway Co Ltd	40
775		Toho Co Ltd	33
500		Toho Gas Co Ltd	33
2,913		Tohoku Electric Power Co, Inc	24
115,664		Tokio Marine Holdings, Inc	5,959
275,525	*	Tokyo Electric Power Co, Inc	728
1,016		Tokyo Electron Ltd	380
141,932		Tokyo Gas Co Ltd	3,285
198,300	e	Tokyo Tatemono Co Ltd	2,723
4,029		Tokyu Corp	50
4,300		Tokyu Fudosan Holdings Corp	23
1,767		Toppan Printing Co Ltd	25
243,446		Toray Industries, Inc	1,444
2,655		Toshiba Corp	74
49,321		Tosoh Corp	771
942		Toto Ltd	57
26,300		Toyo Seikan Kaisha Ltd	288
699		Toyo Suisan Kaisha Ltd	34
497		Toyoda Gosei Co Ltd	14
993		Toyota Industries Corp	79
1,660,453		Toyota Motor Corp	128,137
1,494		Toyota Tsusho Corp	60
928	*,e	Trend Micro, Inc	53
300		Tsuruha Holdings, Inc	43
2,807		Uni-Charm Corp	133
393		United Urban Investment Corp	487
1,530		USS Co Ltd	31
700		Welcia Holdings Co Ltd	26
1,107		West Japan Railway Co	58
175,800	e	Workman Co Ltd	14,999
1,004		Yakult Honsha Co Ltd	51
5,031		Yamada Denki Co Ltd	27
908		Yamaha Corp	53
2,191		Yamaha Motor Co Ltd	45
2,155		Yamato Transport Co Ltd	55
953		Yamazaki Baking Co Ltd	16
1,624		Yaskawa Electric Corp	81
1,610		Yokogawa Electric Corp	32
18,438		Z Holdings Corp	112
		TOTAL JAPAN	1,625,050

JORDAN - 0.0%
1,306		Hikma Pharmaceuticals plc	45
		TOTAL JORDAN	45

KOREA, REPUBLIC OF - 1.8%
3,284	*	Alteogen, Inc	544
5,993	*	Amorepacific Corp	1,138
1,528	*	BGF retail Co Ltd	191
12,850	*	Celltrion Healthcare Co Ltd	1,932
3,054	*	Celltrion Pharm Inc	672
17,872	*	Celltrion, Inc	5,916
11,744	*	Cheil Communications, Inc	223
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
15,773	*	Cheil Industries, Inc	$2,008
1,552	*	CJ CheilJedang Corp	545
2,858	*	CJ Corp	243
2,075	*	CJ O Shopping Co Ltd	267
9,100	*	Coway Co Ltd	610
7,022	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	178
8,768	*	Dongbu Insurance Co Ltd	353
9,222	*	Doosan Bobcat, Inc	252
35,858	*	Doosan Heavy Industries and Construction Co Ltd	448
3,503	*	DuzonBIzon Co Ltd	336
3,689		E-Mart Co Ltd	515
8,738	*	Fila Korea Ltd	352
3,494	*	GLOVIS Co Ltd	593
10,580	*	GS Engineering & Construction Corp	369
10,667	*	GS Holdings Corp	369
5,056	*	GS Retail Co Ltd	160
55,309		Hana Financial Group, Inc	1,762
13,616	*	Hankook Tire Co Ltd	495
1,230	*	Hanmi Pharm Co Ltd	416
34,260		Hanon Systems	513
19,239	*	Hanwha Chemical Corp	850
7,203	*	Hanwha Corp	188
8,345	*	HLB, Inc	712
3,194	*	Honam Petrochemical Corp	813
5,945	*	Hotel Shilla Co Ltd	451
101,370	*	Hynix Semiconductor, Inc	11,072
14,888	*	Hyundai Engineering & Construction Co Ltd	514
7,231	*	Hyundai Heavy Industries	724
11,526	*	Hyundai Marine & Fire Insurance Co Ltd	242
12,302	*	Hyundai Mobis	2,895
27,733	*	Hyundai Motor Co	4,916
6,761	*	Hyundai Motor Co Ltd (2nd Preference)	559
4,303	*	Hyundai Motor Co Ltd (Preference)	351
1,858	*	Hyundai Robotics Co Ltd	486
16,309	*	Hyundai Steel Co	596
49,248	*	Industrial Bank of Korea	402
10,595	*	Kakao Corp	3,802
19,930	*	Kangwon Land, Inc	432
73,320	*	KB Financial Group, Inc	2,912
48,766	*	Kia Motors Corp	2,810
4,742	*	KMW Co Ltd	353
13,325	*	Korea Aerospace Industries Ltd	317
49,661	*	Korea Electric Power Corp	1,253
1,566	*	Korea Express Co Ltd	239
6,214	*	Korea Gas Corp	177
7,619	*	Korea Investment Holdings Co Ltd	555
3,343	*	Korea Kumho Petrochemical	447
1,593	*	Korea Zinc Co Ltd	590
15,255	*	Korean Air Lines Co Ltd	383
22,050	*	KT&G Corp	1,688
131,467	*	LG Chem Ltd	99,970
1,430	*	LG Chem Ltd (Preference)	503
17,445	*	LG Corp	1,408
19,705	*	LG Electronics, Inc	2,454
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,734	*	LG Household & Health Care Ltd	$2,588
407	*	LG Household & Health Care Ltd (Preference)	269
2,581	*	LG Innotek Co Ltd	435
40,327	*	LG Telecom Ltd	437
44,239	*	LG.Philips LCD Co Ltd	756
4,997	*	Lotte Corp	163
2,534	*	Lotte Shopping Co Ltd	240
44,264	*	Meritz Securities Co Ltd	150
51,098	*	Mirae Asset Daewoo Co Ltd	445
22,818	*	Naver Corp	6,151
3,046	*	NCsoft	2,615
3,980	*,g	Netmarble Corp	482
4,235	*	Orion Corp/Republic of Korea	484
210	*	Ottogi Corp	112
5,399	*	Pacific Corp	273
1,085	*	Pearl Abyss Corp	260
13,836		POSCO	3,457
4,080	*	POSCO Refractories & Environment Co Ltd	392
3,078	*	S1 Corp (Korea)	241
3,052	*,g	Samsung Biologics Co Ltd	2,324
5,040	*	Samsung Card Co	151
10,336	*	Samsung Electro-Mechanics Co Ltd	1,697
2,900,354		Samsung Electronics Co Ltd	216,585
152,824		Samsung Electronics Co Ltd (Preference)	10,367
28,665	*	Samsung Engineering Co Ltd	350
5,722	*	Samsung Fire & Marine Insurance Co Ltd	988
91,728	*	Samsung Heavy Industries Co Ltd	596
12,996	*	Samsung Life Insurance Co Ltd	948
10,188	*	Samsung SDI Co Ltd	5,904
6,440	*	Samsung SDS Co Ltd	1,060
11,650	*	Samsung Securities Co Ltd	435
3,454		Seegene, Inc	615
5,476	*	Shin Poong Pharmaceutical Co Ltd	625
81,676	*	Shinhan Financial Group Co Ltd	2,424
1,399		Shinsegae Co Ltd	309
2,876	*	SK Biopharmaceuticals Co Ltd	448
6,561		SK C&C Co Ltd	1,456
1,419	*	SK Chemicals Co Ltd (New)	514
10,398	*	SK Energy Co Ltd	1,824
7,508		SK Telecom Co Ltd	1,650
8,924	*	S-Oil Corp	569
49,431	*	STX Pan Ocean Co Ltd	229
100,304	*	Woori Financial Group, Inc	900
20,185	*	Woori Investment & Securities Co Ltd	210
9,133	*	Yuhan Corp	632
		TOTAL KOREA, REPUBLIC OF	441,224

LUXEMBOURG - 0.0%
4,995		ArcelorMittal	114
924	e	Eurofins Scientific SE	78
28,307		Reinet Investments S.C.A	531
1,940		SES Global S.A.	18
		TOTAL LUXEMBOURG	741
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
MACAU - 0.0%
252,803		Galaxy Entertainment Group Ltd	$1,968
16,733		Sands China Ltd	73
10,683	*,e	Wynn Macau Ltd	18
		TOTAL MACAU	2,059

MALAYSIA - 0.1%
315,600		AMMB Holdings BHD	287
519,443		Axiata Group Bhd	483
1,213,816		Bumiputra-Commerce Holdings BHD	1,300
747,800		Dialog Group BHD	642
578,300		Digi.Com BHD	596
26,000		Fraser & Neave Holdings BHD	208
336,731		Gamuda BHD	326
419,900		Genting BHD	466
40,900		Genting Plantations BHD	100
118,000		HAP Seng Consolidated BHD	252
317,200		Hartalega Holdings BHD	960
114,300		Hong Leong Bank BHD	518
32,500		Hong Leong Credit BHD	146
397,000		IHH Healthcare BHD	544
458,000		IOI Corp BHD	498
234,900		Kossan Rubber Industries	264
79,230		Kuala Lumpur Kepong BHD	467
735,107		Malayan Banking BHD	1,548
211,600		Malaysia Airports Holdings BHD	312
419,100		Maxis BHD	527
266,000		MISC BHD	455
12,500		Nestle Malaysia BHD	432
448,600		Petronas Chemicals Group BHD	831
62,900		Petronas Dagangan BHD	335
153,400		Petronas Gas BHD	656
117,880		PPB Group BHD	543
267,200		Press Metal BHD	558
540,600		Public Bank BHD	2,772
197,250		QL Resources BHD	284
604,200		Resorts World BHD	405
298,300		RHB Capital BHD	405
495,700		Sime Darby BHD	285
374,300		Sime Darby Plantation BHD	465
1,153		SP Setia BHD	0	^
287,448	*	Supermax Corp BHD	432
220,200		Telekom Malaysia BHD	297
430,700		Tenaga Nasional BHD	1,117
905,500		Top Glove Corp BHD	1,384
145,100		Westports Holdings BHD	155
		TOTAL MALAYSIA	22,255

MEXICO - 0.1%
562,500		Alfa S.A. de C.V. (Class A)	406
6,301,200		America Movil S.A. de C.V. (Series L)	4,588
102,600		Becle SAB de C.V.	258
2,808,394	*	Cemex S.A. de C.V.	1,449
104,300		Coca-Cola Femsa SAB de C.V.	480
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
79,600		Embotelladoras Arca SAB de C.V.	$383
598,500		Fibra Uno Administracion S.A. de C.V.	677
362,600		Fomento Economico Mexicano S.A. de C.V.	2,739
1,284		Fresnillo plc	20
39,640		Gruma SAB de C.V.	472
69,200	*	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	773
38,105	*	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	630
299,100		Grupo Bimbo S.A. de C.V. (Series A)	650
86,100		Grupo Carso S.A. de C.V. (Series A1)	287
482,100	*	Grupo Financiero Banorte S.A. de C.V.	2,663
425,727	*,e	Grupo Financiero Inbursa S.A.	429
575,200		Grupo Mexico S.A. de C.V. (Series B)	2,432
448,900	*	Grupo Televisa S.A.	739
27,295	*	Industrias Penoles S.A. de C.V.	462
107,800	*	Infraestructura Energetica ,NV SAB de C.V.	420
276,300		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	472
58,600		Megacable Holdings SAB de C.V.	214
199,400		Orbia Advance Corp SAB de C.V.	468
41,490		Promotora y Operadora de Infraestructura SAB de C.V.	366
229,500	*	Telesites SAB de C.V.	248
975,800		Wal-Mart de Mexico SAB de C.V.	2,745
		TOTAL MEXICO	25,470

NETHERLANDS - 1.7%
3,051	*,g	ABN AMRO Group NV (ADR)	30
11,710	*,g	Adyen NV	27,209
12,141		Aegon NV	48
112,901		Akzo Nobel NV	12,118
3,821	*	Altice NV (Class A)	25
22,493	*	Argenx SE	6,628
312,350		ASML Holding NV	151,233
1,201		DSM NV	207
61,033	g	Euronext NV	6,723
756		EXOR NV	61
803		Heineken Holding NV	76
52,381		Heineken NV	5,837
16,085,162		ING Groep NV	149,557
522	*	JDE Peet’s BV	24
223,276		Koninklijke Ahold Delhaize NV	6,299
566,545		Koninklijke KPN NV	1,722
159,827		Koninklijke Philips Electronics NV	8,609
490		Koninklijke Vopak NV	26
2,009		NN Group NV	87
177,683		NXP Semiconductors NV	28,253
3,396		Prosus NV	367
830		Randstad Holdings NV	54
953,693		Royal Dutch Shell plc (A Shares)	16,724
25,825		Royal Dutch Shell plc (B Shares)	438
1,902		Wolters Kluwer NV	160
		TOTAL NETHERLANDS	422,515
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
NEW ZEALAND - 0.1%
5,172	*	a2 Milk Co Ltd	$45
8,722		Auckland International Airport Ltd	48
583,904		Fisher & Paykel Healthcare Corp	13,867
4,747		Mercury NZ Ltd	22
8,928		Meridian Energy Ltd	48
2,423		Ryman Healthcare Ltd	27
14,551		Telecom Corp of New Zealand Ltd	49
846	*	Xero Ltd	96
		TOTAL NEW ZEALAND	14,202

NORWAY - 0.2%
1,178,178		Aker BP ASA	29,730
6,607		DNB NOR Holding ASA	130
1,107,300		Equinor ASA	18,687
215,536		Gjensidige Forsikring BA	4,811
3,063		Mowi ASA	68
8,727		Norsk Hydro ASA	41
5,234		Orkla ASA	53
527		Schibsted ASA	22
683		Schibsted ASA (B Shares)	25
4,876		Telenor ASA	83
		TOTAL NORWAY	53,650

PAKISTAN - 0.0%
70,800		Habib Bank Ltd	59
52,200		MCB Bank Ltd	60
219,956		Oil & Gas Development Co Ltd	143
		TOTAL PAKISTAN	262

PERU - 0.0%
41,400	*	Cia de Minas Buenaventura S.A. (ADR) (Series B)	504
12,700		Credicorp Ltd (NY)	2,083
15,507		Southern Copper Corp (NY)	1,010
		TOTAL PERU	3,597

PHILIPPINES - 0.1%
374,260		Aboitiz Equity Ventures, Inc	368
305,200		Aboitiz Power Corp	169
52,190		Ayala Corp	898
1,498,570		Ayala Land, Inc	1,277
356,230		Banco de Oro Universal Bank	793
334,070		Bank of the Philippine Islands	565
6,030		Globe Telecom, Inc	255
18,674		GT Capital Holdings, Inc	228
185,150		International Container Term Services, Inc	476
539,605		JG Summit Holdings (Series B)	806
82,200		Jollibee Foods Corp	334
40,890		Manila Electric Co	249
2,159,927		Megaworld Corp	184
2,876,900		Metro Pacific Investments Corp	257
336,563		Metropolitan Bank & Trust	344
16,040		PLDT, Inc	448
180,500	*	Puregold Price Club, Inc	154
5,826,950		Robinsons Retail Holdings, Inc	7,898
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
44,835		SM Investments Corp	$980
1,847,800		SM Prime Holdings	1,482
161,450		Universal Robina	512
		TOTAL PHILIPPINES	18,677

POLAND - 0.1%
814,777	*,g	Allegro.eu S.A.	18,473
34,572	*	Bank Pekao S.A.	568
6,564	*	Bank Zachodni WBK S.A.	326
12,350	*	CD Projekt Red S.A.	911
51,708		Cyfrowy Polsat S.A.	421
8,729	*,g	Dino Polska S.A.	677
25,591	*	KGHM Polska Miedz S.A.	1,261
244	*	LPP S.A.	543
340,734		Polish Oil & Gas Co	509
166,946	*	Polska Grupa Energetyczna S.A.	292
58,755		Polski Koncern Naftowy Orlen S.A.	910
162,592		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,255
113,820	*	Powszechny Zaklad Ubezpieczen S.A.	989
119,430	*	Telekomunikacja Polska S.A.	212
		TOTAL POLAND	27,347

PORTUGAL - 0.1%
1,864,761		Energias de Portugal S.A.	11,704
3,493		Galp Energia SGPS S.A.	37
844,255		Jeronimo Martins SGPS S.A.	14,192
		TOTAL PORTUGAL	25,933

QATAR - 0.0%
388,110		Barwa Real Estate Co	363
360,336		Commercial Bank of Qatar QSC	436
334,939		Industries Qatar QSC	1,001
676,499		Masraf Al Rayan	843
834,166		Mesaieed Petrochemical Holding Co	470
155,377		Ooredoo QSC	321
104,641		Qatar Electricity & Water Co	513
94,866		Qatar Fuel QSC	487
481,438		Qatar Gas Transport Co Ltd	421
138,705		Qatar International Islamic Bank QSC	345
209,881		Qatar Islamic Bank SAQ	987
835,669		Qatar National Bank	4,095
		TOTAL QATAR	10,282

ROMANIA - 0.0%
78,688		NEPI Rockcastle plc	501
		TOTAL ROMANIA	501

RUSSIA - 0.8%
3,553		Evraz plc	23
69,503		Gazprom (ADR)	389
1,058,416		Gazprom OAO (ADR)	5,909
80,113		LUKOIL PJSC (ADR)	5,477
68,766	*	Magnit PJSC (GDR)	1,210
19,675	*	Mail.Ru Group Ltd	517
118,448		MMC Norilsk Nickel PJSC (ADR)	3,729
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
92,500		Mobile TeleSystems (ADR)	$828
17,659		Novatek PJSC (GDR)	2,886
24,712		Novolipetsk Steel PJSC (GDR)	686
29,387		PhosAgro PJSC (GDR)	401
45,494		Polymetal International plc (ADR)	1,047
12,630		Polyus PJSC (GDR)	1,273
245,518	*	Rosneft Oil Co PJSC (GDR)	1,385
3,572,984		Sberbank of Russia (ADR)	51,808
43,088		Severstal (GDR)	757
286,730		Surgutneftegaz (ADR) (London)	1,333
46,551		Tatneft PJSC (ADR)	1,885
365,873	*	VTB Bank PJSC (GDR) Tradegate	349
23,510		X5 Retail Group NV (GDR)	849
1,555,241	*	Yandex NV	108,214
		TOTAL RUSSIA	190,955

SAUDI ARABIA - 0.1%
8,156		Abdullah Al Othaim Markets Co	267
19,222		Advanced Petrochemical Co	343
227,332		Al Rajhi Bank	4,460
178,711	*	Alinma Bank	771
46,588		Almarai Co JSC	683
106,598		Arab National Bank	572
66,047		Bank AlBilad	499
75,968		Bank Al-Jazira	277
110,032		Banque Saudi Fransi	927
10,839	*	Bupa Arabia for Cooperative Insurance Co	352
11,195	*	Co for Cooperative Insurance	238
101,819	*	Dar Al Arkan Real Estate Development Co	234
9,499		Dr Sulaiman Al Habib Medical Services Group Co	276
71,429	*	Emaar Economic City	175
66,889	*	Etihad Etisalat Co	511
10,630		Jarir Marketing Co	491
80,225	*	Mobile Telecommunications Co Saudi Arabia	291
272,216		National Commercial Bank	3,145
65,422	*	National Industrialization Co	239
50,635	*	Rabigh Refining & Petrochemical Co	187
249,312		Riyad Bank	1,343
74,984		Sahara International Petrochemical Co	346
181,442		Samba Financial Group	1,478
6,941		Saudi Airlines Catering Co	143
37,585		Saudi Arabian Fertilizer Co	808
79,733	*	Saudi Arabian Mining Co	862
411,250	g	Saudi Arabian Oil Co	3,838
168,628		Saudi Basic Industries Corp	4,560
151,840		Saudi British Bank	1,000
14,834		Saudi Cement Co	243
158,663		Saudi Electricity Co	901
44,226		Saudi Industrial Investment Group	323
141,513	*	Saudi Kayan Petrochemical Co	540
110,905		Saudi Telecom Co	3,135
46,681		Savola Group	529
48,464		Yanbu National Petrochemical Co	825
		TOTAL SAUDI ARABIA	35,812
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
SINGAPORE - 0.1%
467,081		Ascendas REIT	$1,054
39,800	g	BOC Aviation Ltd	345
404,196		CapitaLand Ltd	1,003
31,578		CapitaMall Trust	52
3,200		City Developments Ltd	19
328,722		DBS Group Holdings Ltd	6,230
42,092		Genting Singapore Ltd	27
10,168	e	Keppel Corp Ltd	41
15,000		Mapletree Commercial Trust	24
20,990	e	Mapletree Logistics Trust	32
605,591	e	Oversea-Chinese Banking Corp	4,615
9,360	*,e	Singapore Airlines Ltd	30
147,643	e	Singapore Exchange Ltd	1,037
10,907	e	Singapore Technologies Engineering Ltd	32
1,422,691		Singapore Telecommunications Ltd	2,484
1,200		Singapore Telecommunications Ltd	2
7,200		Suntec Real Estate Investment Trust	8
215,443		United Overseas Bank Ltd	3,672
3,231		UOL Group Ltd	19
1,800		Venture Corp Ltd	27
		TOTAL SINGAPORE	20,753

SOUTH AFRICA - 0.2%
131,962		Absa Group Ltd	1,079
20,457		African Rainbow Minerals Ltd	365
10,391		Anglo American Platinum Ltd	1,023
8,548		Anglo American plc (London)	282
72,423	*	Aspen Pharmacare Holdings Ltd	619
62,446		Bid Corp Ltd	1,122
54,627		Bidvest Group Ltd	585
12,857	*	Capitec Bank Holdings Ltd	1,257
45,391		Clicks Group Ltd	780
70,549		Discovery Holdings Ltd	738
47,849		Exxaro Resources Ltd	452
883,392		FirstRand Ltd	3,078
162,541		Gold Fields Ltd	1,509
666,010		Growthpoint Properties Ltd	571
101,873	*	Harmony Gold Mining Co Ltd	487
150,167		Impala Platinum Holdings Ltd	2,067
11,846		Kumba Iron Ore Ltd	502
48,652		Mr Price Group Ltd	565
318,068	e	MTN Group Ltd	1,313
82,083		MultiChoice Group Ltd	749
80,752		Naspers Ltd (N Shares)	16,536
69,259		Nedbank Group Ltd	612
67,003	*	Northam Platinum Ltd	958
137,081		Rand Merchant Investment Holdings Ltd	299
99,135		Remgro Ltd	651
333,483		Sanlam Ltd	1,331
106,455	*	Sasol Ltd	968
93,425		Shoprite Holdings Ltd	890
421,190		Sibanye Stillwater Ltd	1,698
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
34,624		Spar Group Ltd	$446
238,588		Standard Bank Group Ltd	2,066
31,314		Tiger Brands Ltd	444
116,989		Vodacom Group Pty Ltd	990
184,014		Woolworths Holdings Ltd	495
		TOTAL SOUTH AFRICA	47,527

SPAIN - 0.4%
2,100		ACS Actividades de Construccion y Servicios S.A.	70
470	g	Aena S.A.	82
271,862		Amadeus IT Holding S.A.	20,068
46,462		Banco Bilbao Vizcaya Argentaria S.A.	230
120,765		Banco Santander S.A. (AQXE)	377
25,008		CaixaBank S.A.	64
2,205	g	Cellnex Telecom SAU	132
1,874		Enagas	41
2,213	e	Endesa S.A.	61
3,392		Ferrovial S.A.	94
2,079	e	Grifols S.A.	61
4,465,510		Iberdrola S.A.	64,171
243,538		Industria De Diseno Textil S.A.	7,730
108,528	*,†,e	Let’s GOWEX S.A.	1
54,551		Naturgy Energy Group S.A.	1,268
68,149		Red Electrica Corp S.A.	1,399
10,199	e	Repsol YPF S.A.	103
1,864		Siemens Gamesa Renewable Energy	76
845,982		Telefonica S.A.	3,365
1,856	*	Telefonica S.A.	7
		TOTAL SPAIN	99,400

SWEDEN - 0.6%
2,192		Alfa Laval AB	61
938,808		Assa Abloy AB	23,200
4,679		Atlas Copco AB (A Shares)	240
2,719		Atlas Copco AB (B Shares)	122
6,371		Autoliv, Inc	587
1,906		Boliden AB	68
1,659		Electrolux AB (Series B)	39
2,831		Epiroc AB	48
4,592		Epiroc AB (Class A)	83
1,630	e	EQT AB	41
2,404,068		Ericsson (LM) (B Shares)	28,597
4,241		Essity AB	137
1,115	g	Evolution Gaming Group AB	112
48,028	*	Fastighets AB Balder	2,508
5,598		Hennes & Mauritz AB (B Shares)	118
263,306		Hexagon AB (B Shares)	24,140
3,370		Husqvarna AB (B Shares)	44
701		ICA Gruppen AB	35
1,113		Industrivarden AB	36
744		Industrivarden AB	25
498,177	e	Intrum Justitia AB	12,990
998		Investment AB Latour	24
3,174		Investor AB (B Shares)	231
235

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,686		Kinnevik AB	$85
530		Lundbergs AB (B Shares)	28
194,940		Lundin Petroleum AB	5,283
2,173	e	Nibe Industrier AB	71
670,180		Sandvik AB	16,529
102,954	*	SAS AB	23
2,182		Securitas AB (B Shares)	35
11,341		Skandinaviska Enskilda Banken AB (Class A)	117
2,370		Skanska AB (B Shares)	60
2,653		SKF AB (B Shares)	69
4,222		Svenska Cellulosa AB (B Shares)	74
10,841		Svenska Handelsbanken AB	109
6,310		Swedbank AB (A Shares)	111
489,266		Swedish Match AB	38,075
3,480		Tele2 AB (B Shares)	46
17,098		TeliaSonera AB	71
9,923		Volvo AB (B Shares)	235
		TOTAL SWEDEN	154,507

SWITZERLAND - 2.6%
12,842		ABB Ltd	360
1,080		Adecco S.A.	72
132,898		Alcon, Inc	8,824
323		Baloise Holding AG.	57
151		Banque Cantonale Vaudoise	16
22		Barry Callebaut AG.	52
92,506		Cie Financiere Richemont S.A.	8,357
1,388		Clariant AG.	30
1,395		Coca-Cola HBC AG.	45
6,761,044		Credit Suisse Group	87,291
57	e	EMS-Chemie Holding AG.	55
258		Geberit AG.	162
3,443		Givaudan S.A.	14,567
3,648		Holcim Ltd	200
1,560		Julius Baer Group Ltd	90
376		Kuehne & Nagel International AG.	85
1,146		Logitech International S.A.	111
251,587		Lonza Group AG.	162,064
527,537		Nestle S.A.	62,361
260,882		Novartis AG.	24,564
130		Partners Group	153
7,394		PSP Swiss Property AG.	985
558,772		Roche Holding AG.	194,619
284		Schindler Holding AG.	77
151		Schindler Holding AG. (Registered)	41
42		SGS S.A.	127
988		Sika AG.	269
381	*	Sonova Holdings AG	99
585,234	e	STMicroelectronics NV	21,651
72		Straumann Holding AG.	84
1,404		Swatch Group AG. (Registered)	74
212		Swiss Life Holding	99
7,923		Swiss Prime Site AG.	777
1,991		Swiss Re Ltd	188
236

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
180		Swisscom AG.	$97
465		Temenos Group AG.	65
681,316		UBS Group AG	9,593
317	e	Vifor Pharma AG.	50
78,094		Zurich Insurance Group AG	32,910
		TOTAL SWITZERLAND	631,321

TAIWAN - 2.2%
95,000		Accton Technology Corp	1,071
543,000		Acer, Inc	458
70,391		Advantech Co Ltd	879
610,000		ASE Industrial Holding Co Ltd	1,769
410,000		Asia Cement Corp	631
5,000		ASMedia Technology, Inc	280
133,000		Asustek Computer, Inc	1,188
1,637,000	*	AU Optronics Corp	819
130,189		Catcher Technology Co Ltd	957
1,470,412		Cathay Financial Holding Co Ltd	2,214
225,707		Chailease Holding Co Ltd	1,351
905,350		Chang Hwa Commercial Bank	579
331,000		Cheng Shin Rubber Industry Co Ltd	520
112,335		Chicony Electronics Co Ltd	345
2,362,000		China Development Financial Holding Corp	782
491,045		China Life Insurance Co Ltd (Taiwan)	389
2,196,000		China Steel Corp	1,936
3,262,000		Chinatrust Financial Holding Co	2,289
709,000		Chunghwa Telecom Co Ltd	2,750
816,000		Compal Electronics, Inc	602
929,727		Dadi Early-Childhood Education Group Ltd	5,733
361,000		Delta Electronics, Inc	3,385
2,075,087		E.Sun Financial Holding Co Ltd	1,889
35,000		Eclat Textile Co Ltd	527
424,731	*	Evergreen Marine Corp Tawain Ltd	617
572,000		Far Eastern Textile Co Ltd	590
306,000		Far EasTone Telecommunications Co Ltd	667
73,040		Feng TAY Enterprise Co Ltd	520
1,886,530		First Financial Holding Co Ltd	1,436
661,000		Formosa Chemicals & Fibre Corp	1,994
220,000		Formosa Petrochemical Corp	782
715,000		Formosa Plastics Corp	2,456
167,000		Foxconn Technology Co Ltd	318
1,234,000		Fubon Financial Holding Co Ltd	2,055
1,809,600		Fuhwa Financial Holdings Co Ltd	1,326
56,000		Giant Manufacturing Co Ltd	549
41,000		Globalwafers Co Ltd	1,036
119,800		Highwealth Construction Corp	196
48,107		Hiwin Technologies Corp	660
2,322,000		Hon Hai Precision Industry Co, Ltd	7,614
1,934,278		Hota Industrial Manufacturing Co Ltd	7,219
55,000		Hotai Motor Co Ltd	1,262
1,482,281		Hua Nan Financial Holdings Co Ltd	964
1,577,000		InnoLux Display Corp	794
475,000		Inventec Co Ltd	406
18,604		Largan Precision Co Ltd	2,120
237

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
398,000		Lite-On Technology Corp	$706
279,242		MediaTek, Inc	7,447
2,026,000		Mega Financial Holding Co Ltd	2,150
126,000		Micro-Star International Co Ltd	596
962,000		Nan Ya Plastics Corp	2,465
230,000		Nanya Technology Corp	713
30,000		Nien Made Enterprise Co Ltd	349
107,000		Novatek Microelectronics Corp Ltd	1,408
36,000	*	Oneness Biotech Co Ltd	309
372,000		Pegatron Technology Corp	893
27,000		Phison Electronics Corp	320
451,000		Pou Chen Corp	504
144,000		Powertech Technology, Inc	488
108,000		President Chain Store Corp	1,025
540,000		Quanta Computer, Inc	1,558
89,000		Realtek Semiconductor Corp	1,240
155,100		Ruentex Development Co Ltd	226
613,999		Shanghai Commercial & Savings Bank Ltd	899
2,060,622		Shin Kong Financial Holding Co Ltd	648
1,905,300		SinoPac Financial Holdings Co Ltd	777
75,000		Standard Foods Corp	164
251,000		Synnex Technology International Corp	421
1,766,089		Taishin Financial Holdings Co Ltd	834
970,417		Taiwan Business Bank	336
911,192		Taiwan Cement Corp	1,403
1,686,945		Taiwan Cooperative Financial Holding	1,223
351,000		Taiwan High Speed Rail Corp	397
313,000		Taiwan Mobile Co Ltd	1,102
22,157,500		Taiwan Semiconductor Manufacturing Co Ltd	419,164
223,000		Unimicron Technology Corp	697
905,000		Uni-President Enterprises Corp	2,177
2,160,000		United Microelectronics Corp	3,633
170,000		Vanguard International Semiconductor Corp	703
59,000		Walsin Technology Corp	485
63,000		Win Semiconductors Corp	778
563,000		Winbond Electronics Corp	584
532,690		Wistron Corp	589
15,000		Wiwynn Corp	377
289,640		WPG Holdings Co Ltd	443
69,339		Yageo Corp	1,283
108,000		Zhen Ding Technology Holding Ltd	439
		TOTAL TAIWAN	530,877

TANZANIA, UNITED REPUBLIC OF - 0.0%
77,096		AngloGold Ashanti Ltd	1,777
		TOTAL TANZANIA, UNITED REPUBLIC OF	1,777

THAILAND - 0.1%
224,700		Advanced Info Service PCL (Foreign)	1,321
786,200		Airports of Thailand PCL (Foreign)	1,640
1,497,000		Asset World Corp PCL	228
157,100		B Grimm Power PCL	254
104,700		Bangkok Bank PCL (Foreign)	416
325,000		Bangkok Commercial Asset Management PCL	237
238

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,770,900		Bangkok Dusit Medical Services PCL (Foreign)	$1,224
1,335,800		Bangkok Expressway & Metro PCL	374
219,100		Berli Jucker PCL	254
1,335,390		BTS Group Holdings PCL	415
86,700		Bumrungrad Hospital PCL (Foreign)	347
417,300		Central Pattana PCL (Foreign)	664
337,175		Central Retail Corp PCL	346
711,300		Charoen Pokphand Foods PCL	635
1,095,100		CP Seven Eleven PCL (Foreign)	2,128
114,000		Delta Electronics Thai PCL	1,849
53,100		Electricity Generating PCL	341
284,900		Energy Absolute PCL (Foreign)	466
137,900		Global Power Synergy Co Ltd (Foreign)	339
429,930		Gulf Energy Development PCL	491
1,067,500		Home Product Center PCL (Foreign)	486
328,400		Indorama Ventures PCL (Foreign)	405
422,000		Intouch Holdings PCL (Class F)	792
325,600		Kasikornbank PCL (Foreign)	1,239
684,000		Krung Thai Bank PCL (Foreign)	253
141,600		Krungthai Card PCL	280
1,468,000		Land and Houses PCL Co Reg	390
583,900		Minor International PCL (Foreign)	501
134,600		Muangthai Capital PCL	264
138,600		Osotspa PCL	164
297,500		PTT Exploration & Production PCL (Foreign)	976
424,900		PTT Global Chemical PCL (Foreign)	830
2,222,500		PTT PCL (Foreign)	3,146
148,300		Ratch Group PCL	262
149,000		Siam Cement PCL (Foreign)	1,880
157,600		Siam Commercial Bank PCL (Foreign)	460
79,500		Sri Trang Gloves Thailand PCL	202
136,600		Srisawad Corp PCL	299
233,300		Thai Oil PCL (Foreign)	405
599,400		Thai Union Group PCL	272
122,900		Total Access Communication PCL (Foreign)	136
2,248,300		True Corp PCL (Foreign)	258
		TOTAL THAILAND	27,869

TURKEY - 0.0%
551,907	*	Akbank TAS	512
125,082		Aselsan Elektronik Sanayi Ve Ticaret AS	307
84,675		BIM Birlesik Magazalar AS	857
264,121		Eregli Demir ve Celik Fabrikalari TAS	530
12,638		Ford Otomotiv Sanayi AS	214
174,450		Haci Omer Sabanci Holding AS	269
143,217		KOC Holding AS	406
27,026	*	Tupras Turkiye Petrol Rafine	392
113,370	*	Turk Hava Yollari	197
256,045		Turk Sise ve Cam Fabrikalari AS	252
229,672		Turkcell Iletisim Hizmet AS	496
429,870	*	Turkiye Garanti Bankasi AS	600
300,880	*	Turkiye Is Bankasi (Series C)	283
551,174	*	Yapi ve Kredi Bankasi	228
		TOTAL TURKEY	5,543
239

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
UNITED ARAB EMIRATES - 0.0%
517,286		Abu Dhabi Commercial Bank PJSC	$875
263,428		Abu Dhabi Islamic Bank PJSC	338
716,379		Aldar Properties PJSC	616
325,077		Dubai Islamic Bank PJSC	409
499,758	*	Emaar Malls Group PJSC	250
627,507	*	Emaar Properties PJSC	605
474,728		Emirates NBD Bank PJSC	1,336
321,032		Emirates Telecommunications Group Co PJSC	1,479
504,658		National Bank of Abu Dhabi PJSC	1,779
5,358	*,†	NMC Health plc	0	^
		TOTAL UNITED ARAB EMIRATES	7,687

UNITED KINGDOM - 4.1%
6,781		3i Group plc	107
1,520		Admiral Group plc	60
1,356,050		Ashtead Group plc	63,871
118,738	*	Associated British Foods plc	3,666
1,142,238		AstraZeneca plc	113,896
6,730	g	Auto Trader Group plc	55
1,029		Aveva Group plc	45
27,369		Aviva plc	122
22,415		BAE Systems plc	150
6,639,360		Barclays plc	13,319
8,012		Barratt Developments plc	73
1,866,804		Beazley plc	9,308
876		Berkeley Group Holdings plc	57
96,123		Big Yellow Group plc	1,440
1,672,026		BP plc	5,770
256,747		BP plc (ADR)	5,268
563,025		British American Tobacco plc	20,909
228,594		British Land Co plc	1,531
62,193	*	BT Group plc	112
2,347		Bunzl plc	78
2,820	*	Burberry Group plc	69
19,043		CK Hutchison Holdings Ltd	133
7,130		CNH Industrial NV	90
82,759		Coca-Cola European Partners plc (Class A)	4,124
255,387		Compass Group plc	4,763
972		Croda International plc	87
686		DCC plc	49
366,616		Dechra Pharmaceuticals plc	17,266
29,576		Derwent London plc	1,257
367,656		Diageo plc	14,548
9,834		Direct Line Insurance Group plc	43
1,804,801	*	Electrocomponents plc	21,460
6,386		Experian Group Ltd	243
666,212		Fevertree Drinks plc	23,022
7,678		Fiat DaimlerChrysler Automobiles NV	139
301,245		GlaxoSmithKline plc	5,512
147,882		Great Portland Estates plc	1,353
4,066		GVC Holdings plc	63
2,645		Halma plc	89
240

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,670	e	Hargreaves Lansdown plc	$56
141,920		HSBC Holdings plc	733
6,595		Imperial Tobacco Group plc	138
269,768		Informa plc	2,017
1,209		InterContinental Hotels Group plc	78
1,125		Intertek Group plc	87
13,835		J Sainsbury plc	43
3,052	*	JD Sports Fashion plc	36
1,349		Johnson Matthey plc	45
14,704	*	Kingfisher plc	54
167,769	e	Land Securities Group plc	1,550
41,577		Legal & General Group plc	152
298,626	*	Liberty Global plc (Class A)	7,233
26,973	*	Liberty Global plc (Class C)	638
91,747		Linde plc	24,176
603,534		Linde plc (Xetra)	159,138
128,853,148		Lloyds TSB Group plc	64,241
362,003		London Stock Exchange Group plc	44,684
948,184		M&G plc	2,559
5,539,152		Man Group plc	10,459
35,840		Melrose Industries plc	87
43,155		Mondi plc	1,011
24,529		National Grid plc	290
28,633		Next plc	2,761
3,388	*	Ocado Ltd	106
885,298		Old Mutual Ltd	718
5,676	e	Pearson plc	52
2,222		Persimmon plc	84
3,829		Phoenix Group Holdings plc	37
948,726		Prudential plc	17,445
126,113		Reckitt Benckiser Group plc	11,256
649,196		RELX plc	15,864
221,882		RELX plc (London)	5,429
12,921		Rentokil Initial plc	90
58,308		Rolls-Royce Group plc	88
33,795		Royal Bank of Scotland Group plc	77
8,094		RSA Insurance Group plc	75
118,305		Safestore Holdings plc	1,264
7,602		Sage Group plc	60
866	e	Schroders plc	40
184,703		Scottish & Southern Energy plc	3,783
200,546		Segro plc	2,602
1,664		Severn Trent plc	52
6,101		Smith & Nephew plc	127
2,761		Smiths Group plc	57
514		Spirax-Sarco Engineering plc	79
3,741		St. James’s Place plc	58
18,694		Standard Chartered plc	119
15,626		Standard Life Aberdeen plc	60
24,640		Taylor Wimpey plc	56
27,846,623		Tesco plc	87,877
13,312,821	*	THG Holdings Ltd	142,001
5,028,907		Tritax Big Box REIT plc	11,554
342,732		Unilever plc	20,753
241

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
370,552		Unilever plc	$22,223
4,752		United Utilities Group plc	58
4,744,917		Vodafone Group plc	7,794
1,544	*	Whitbread plc	65
18,190		WM Morrison Supermarkets plc	44
225,679		WPP plc	2,445
		TOTAL UNITED KINGDOM	1,010,905

UNITED STATES - 54.8%
4,661	*	10X Genomics, Inc	660
77,722		3M Co	13,585
10,650		A.O. Smith Corp	584
1,554,456		Abbott Laboratories	170,197
1,310,538		AbbVie, Inc	140,424
10,801	*	Abiomed, Inc	3,502
141,894		Accenture plc	37,064
644,594		Activision Blizzard, Inc	59,851
185,116	*	Adient plc	6,436
36,403	*	Adobe, Inc	18,206
5,221		Advance Auto Parts, Inc	822
1,589,812	*	Advanced Micro Devices, Inc	145,802
50,217		AES Corp	1,180
50,587		Aflac, Inc	2,250
47,280		Agilent Technologies, Inc	5,602
41,914		AGNC Investment Corp	654
22,182		Agree Realty Corp	1,477
48,591		Air Products & Chemicals, Inc	13,276
12,382	*	Akamai Technologies, Inc	1,300
95,319		Albemarle Corp	14,061
47,338		Alexandria Real Estate Equities, Inc	8,437
16,832	*	Alexion Pharmaceuticals, Inc	2,630
27,890	*	Align Technology, Inc	14,904
13,178		Alleghany Corp	7,955
234,116	*	Allegheny Technologies, Inc	3,926
7,139		Allegion plc	831
257,453		Alliant Energy Corp	13,267
77,229		Allstate Corp	8,490
28,885		Ally Financial, Inc	1,030
47,895	*	Alnylam Pharmaceuticals, Inc	6,225
95,488	*	Alphabet, Inc (Class A)	167,356
145,862	*	Alphabet, Inc (Class C)	255,533
46,719	*	Altice USA, Inc	1,769
394,191		Altria Group, Inc	16,162
168,252	*	Amazon.com, Inc	547,985
114,846		Amcor plc	1,352
614		Amerco, Inc	279
191,586		Ameren Corp	14,955
239,965		American Electric Power Co, Inc	19,982
52,196		American Express Co	6,311
5,951		American Financial Group, Inc	521
97,602		American Homes 4 Rent	2,928
435,066		American International Group, Inc	16,472
87,987		American Tower Corp	19,750
13,813		American Water Works Co, Inc	2,120
242

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
67,123		Americold Realty Trust	$2,506
9,000		Ameriprise Financial, Inc	1,749
11,649		AmerisourceBergen Corp	1,139
17,003		Ametek, Inc	2,056
121,158		Amgen, Inc	27,857
22,593		Amphenol Corp (Class A)	2,954
28,111		Analog Devices, Inc	4,153
108,890		Annaly Capital Management, Inc	920
6,532	*	Ansys, Inc	2,376
58,263		Anthem, Inc	18,708
44,677		Aon plc	9,439
13,092		Apollo Global Management, Inc	641
5,630,683	d	Apple, Inc	747,135
69,168		Applied Materials, Inc	5,969
119,869		Aptiv plc	15,618
17,426		ARAMARK Holdings Corp	671
30,931	*	Arch Capital Group Ltd	1,116
42,373		Archer-Daniels-Midland Co	2,136
4,362	*	Arista Networks, Inc	1,267
6,037	*	Arrow Electronics, Inc	587
14,483		Arthur J. Gallagher & Co	1,792
4,563		Assurant, Inc	622
1,748,217		AT&T, Inc	50,279
242,212	*	Athene Holding Ltd	10,449
8,779		Atmos Energy Corp	838
16,721	*	Autodesk, Inc	5,106
96,487		Automatic Data Processing, Inc	17,001
3,277	*	AutoZone, Inc	3,885
6,085	*	Avalara, Inc	1,003
28,479		AvalonBay Communities, Inc	4,569
469,778	*	Avantor, Inc	13,224
6,358		Avery Dennison Corp	986
700,221	*	Axalta Coating Systems Ltd	19,991
74,216		Axis Capital Holdings Ltd	3,740
50,410		Baker Hughes Co	1,051
24,875		Ball Corp	2,318
1,164,912		Bank of America Corp	35,308
518,476		Bank of New York Mellon Corp	22,004
2,422	*	Bausch Health Cos, Inc	50
176,935		Baxter International, Inc	14,197
66,472		Becton Dickinson & Co	16,633
288,613	*	Berkshire Hathaway, Inc (Class B)	66,921
244,002	*	Berry Global Group, Inc	13,710
38,925		Best Buy Co, Inc	3,884
32,024	*	Biogen, Inc	7,841
13,817	*	BioMarin Pharmaceutical, Inc	1,212
9,067	*	Bio-Rad Laboratories, Inc (Class A)	5,285
11,529	*	Black Knight, Inc	1,019
34,032		BlackRock, Inc	24,555
132,197		Blackstone Group, Inc	8,568
410,543		Boeing Co	87,881
6,668	*	Booking Holdings, Inc	14,851
10,586		Booz Allen Hamilton Holding Co	923
18,652		BorgWarner, Inc	721
243

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
28,304		Boston Properties, Inc	$2,676
2,180,752	*	Boston Scientific Corp	78,398
493,391		Bristol-Myers Squibb Co	30,605
344,882		Broadcom, Inc	151,007
8,765		Broadridge Financial Solutions, Inc	1,343
840		Brookfield Renewable Corp	49
18,534		Brown & Brown, Inc	879
23,581		Brown-Forman Corp (Class B)	1,873
10,826		Bunge Ltd	710
40,478	*	Burlington Stores, Inc	10,587
366		Cable One, Inc	815
702,755		Cabot Oil & Gas Corp	11,441
21,296	*	Cadence Design Systems, Inc	2,905
7,422		Camden Property Trust	742
14,047		Campbell Soup Co	679
34,731		Capital One Financial Corp	3,433
22,325		Cardinal Health, Inc	1,196
10,505		Carlyle Group, Inc	330
12,280	*	CarMax, Inc	1,160
97,678		Carnival Corp	2,116
61,188		Carrier Global Corp	2,308
4,741	*	Carvana Co	1,136
56,495	*	Catalent, Inc	5,879
448,643		Caterpillar, Inc	81,662
8,268		CBOE Global Markets, Inc	770
25,283	*	CBRE Group, Inc	1,586
328,350		CDW Corp	43,273
9,015		Celanese Corp (Series A)	1,171
230,560	*	Centene Corp	13,840
1,257,440		Centerpoint Energy, Inc	27,211
70,776		CenturyLink, Inc	690
10,077	*	Ceridian HCM Holding, Inc	1,074
78,092		Cerner Corp	6,129
42,716		CF Industries Holdings, Inc	1,654
10,288		CH Robinson Worldwide, Inc	966
448,643		Charles Schwab Corp	23,796
37,027	*	Charter Communications, Inc	24,495
54,220	*	Cheniere Energy, Inc	3,255
483,624		Chevron Corp	40,842
5,726	*,e	Chewy, Inc	515
2,021	*	Chipotle Mexican Grill, Inc (Class A)	2,803
220,364		Chubb Ltd	33,918
18,766		Church & Dwight Co, Inc	1,637
119,454		Cigna Corp	24,868
11,746		Cincinnati Financial Corp	1,026
6,743		Cintas Corp	2,383
1,059,947		Cisco Systems, Inc	47,433
1,961,206		Citigroup, Inc	120,928
421,824		Citizens Financial Group, Inc	15,084
8,947		Citrix Systems, Inc	1,164
30,735		Clorox Co	6,206
11,703	*	Cloudflare, Inc	889
95,576		CME Group, Inc	17,400
215,887		CMS Energy Corp	13,171
244

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
3,040,125		Coca-Cola Co	$166,720
13,223		Cognex Corp	1,062
41,249		Cognizant Technology Solutions Corp (Class A)	3,380
207,992		Colgate-Palmolive Co	17,785
1,771,270		Comcast Corp (Class A)	92,815
3,760,585	*	CommScope Holding Co, Inc	50,392
239,955		ConAgra Brands, Inc	8,701
15,000		Concho Resources, Inc	875
394,143		ConocoPhillips	15,762
25,488		Consolidated Edison, Inc	1,842
39,722		Constellation Brands, Inc (Class A)	8,701
4,069		Cooper Cos, Inc	1,478
16,118	*	Copart, Inc	2,051
58,052		Corning, Inc	2,090
223,241		Corteva, Inc	8,644
3,003	*	CoStar Group, Inc	2,776
393,495		Costco Wholesale Corp	148,261
9,683		Coty, Inc	68
5,086	*	Coupa Software, Inc	1,724
10,889	*	Crowdstrike Holdings, Inc	2,306
143,670		Crown Castle International Corp	22,871
556,599	*	Crown Holdings, Inc	55,771
311,740		CSX Corp	28,290
11,257		Cummins, Inc	2,556
270,190		CVS Health Corp	18,454
222	*	CyberArk Software Ltd	36
30,315		CyrusOne, Inc	2,218
193,986		Danaher Corp	43,092
9,799		Darden Restaurants, Inc	1,167
11,592	*	Datadog, Inc	1,141
6,020	*	DaVita, Inc	707
132,737		Deere & Co	35,713
18,388	*	Dell Technologies, Inc	1,348
141,332		Delta Air Lines, Inc	5,683
16,521		Dentsply Sirona, Inc	865
33,973	*	DexCom, Inc	12,560
11,203		Diamondback Energy, Inc	542
50,788		Digital Realty Trust, Inc	7,085
324,499		Discover Financial Services	29,377
11,816	*,e	Discovery, Inc (Class A)	356
24,775	*	Discovery, Inc (Class C)	649
54,307	*	DISH Network Corp (Class A)	1,756
13,274	*	DocuSign, Inc	2,951
47,791		Dollar General Corp	10,050
68,375	*	Dollar Tree, Inc	7,387
64,036		Dominion Energy, Inc	4,815
2,986		Domino’s Pizza, Inc	1,145
10,497		Dover Corp	1,325
1,095,847		Dow, Inc	60,819
26,352		DR Horton, Inc	1,816
12,916	*	DraftKings, Inc	601
19,143	*	Dropbox, Inc	425
14,695		DTE Energy Co	1,784
180,927		Duke Energy Corp	16,566
245

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
66,631		Duke Realty Corp	$2,663
1,384,587		DuPont de Nemours, Inc	98,458
13,951	*	Dynatrace, Inc	604
10,269		Eastman Chemical Co	1,030
349,222		Eaton Corp	41,956
187,916		eBay, Inc	9,443
19,466		Ecolab, Inc	4,212
89,995		Edison International	5,653
813,244	*	Edwards Lifesciences Corp	74,192
30,214	*	Elanco Animal Health, Inc	927
22,023		Electronic Arts, Inc	3,162
185,244		Eli Lilly & Co	31,277
45,577		Emerson Electric Co	3,663
9,084	*	Enphase Energy, Inc	1,594
163,504		Entergy Corp	16,324
147,882	*	Envista Holdings Corp	4,988
115,021		EOG Resources, Inc	5,736
4,247	*	EPAM Systems, Inc	1,522
434,840		EQT Corp	5,527
9,260		Equifax, Inc	1,786
9,710		Equinix, Inc	6,935
858,930		Equitable Holdings, Inc	21,980
101,992		Equity Lifestyle Properties, Inc	6,462
89,008		Equity Residential	5,276
1,935		Erie Indemnity Co (Class A)	475
18,008		Essential Utilities Inc	852
12,379		Essex Property Trust, Inc	2,939
66,549		Estee Lauder Cos (Class A)	17,715
9,051	*	Etsy, Inc	1,610
3,049		Everest Re Group Ltd	714
17,110		Evergy, Inc	950
25,709		Eversource Energy	2,224
67,721	*	Exact Sciences Corp	8,972
237,717		Exelon Corp	10,036
34,294		Expedia Group, Inc	4,541
12,709		Expeditors International of Washington, Inc	1,209
32,048		Extra Space Storage, Inc	3,713
882,851		Exxon Mobil Corp	36,391
4,639	*	F5 Networks, Inc	816
764,140	*	Facebook, Inc	208,733
2,903		Factset Research Systems, Inc	965
2,188	*	Fair Isaac Corp	1,118
43,708		Fastenal Co	2,134
18,938		FedEx Corp	4,917
1,567		Ferguson plc	190
21,221		Fidelity National Financial Inc	830
47,147		Fidelity National Information Services, Inc	6,669
610,599		Fifth Third Bancorp	16,834
88,723		First Republic Bank	13,036
256,027		FirstEnergy Corp	7,837
43,412	*	Fiserv, Inc	4,943
6,394	*	FleetCor Technologies, Inc	1,744
9,377		FMC Corp	1,078
297,991		Ford Motor Co	2,619
246

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
10,482	*	Fortinet, Inc	$1,557
220,708		Fortive Corp	15,631
10,525		Fortune Brands Home & Security, Inc	902
25,867		Fox Corp (Class A)	753
12,722		Fox Corp (Class B)	367
20,347		Franklin Resources, Inc	508
5,312,985		Freeport-McMoRan, Inc (Class B)	138,244
68,087		Gaming and Leisure Properties, Inc	2,887
10,953		Garmin Ltd	1,311
6,801	*	Gartner, Inc	1,089
4,767	*	Generac Holdings, Inc	1,084
18,196		General Dynamics Corp	2,708
667,256		General Electric Co	7,206
100,307		General Mills, Inc	5,898
18,159,000	*,†,q	General Motors Co	0
18,106,794	*,†,e,q	General Motors Co	0
98,251		General Motors Co	4,091
4,461,000	*,†,q	General Motors Co	0
19,417,463	*,†,q	General Motors Co	0
69,850,000	*,†,q	General Motors Co	0
61,921,000	*,†,e,q	General Motors Co	0
13,592,224	*,†,q	General Motors Co	0
29,845,445	*,†,q	General Motors Co	0
26,439,985	*,†,q	General Motors Co	0
530,757	*,†	General Motors Co	0
10,414		Genuine Parts Co	1,046
133,101		Gilead Sciences, Inc	7,754
259,713		Global Payments, Inc	55,947
7,672		Globe Life, Inc	729
12,500	*	GoDaddy, Inc	1,037
318,727		Goldman Sachs Group, Inc	84,051
53,237	*	Guardant Health, Inc	6,861
6,321	*	Guidewire Software, Inc	814
464,085		Halliburton Co	8,771
255,535		Hartford Financial Services Group, Inc	12,516
9,865		Hasbro, Inc	923
30,957		HCA Healthcare, Inc	5,091
38,449		Healthcare Trust of America, Inc	1,059
156,395		Healthpeak Properties Inc	4,728
3,347		HEICO Corp	443
5,590		HEICO Corp (Class A)	654
10,768	*	Henry Schein, Inc	720
11,245		Hershey Co	1,713
20,811		Hess Corp	1,099
96,975		Hewlett Packard Enterprise Co	1,149
133,508		Hexcel Corp	6,474
21,148		Hilton Worldwide Holdings, Inc	2,353
96,389	*	Hologic, Inc	7,020
685,218		Home Depot, Inc	182,008
742,113		Honeywell International, Inc	157,847
57,750	*	Horizon Therapeutics Plc	4,224
22,587		Hormel Foods Corp	1,053
172,046		Host Hotels and Resorts, Inc	2,517
30,350		Howmet Aerospace, Inc	866
247

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
109,074		HP, Inc	$2,682
124,281		Hubbell, Inc	19,486
3,286	*	HubSpot, Inc	1,303
33,362		Humana, Inc	13,687
78,510		Huntington Bancshares, Inc	992
2,767		Huntington Ingalls	472
5,996	*	IAC	1,135
5,765		IDEX Corp	1,148
27,221	*	IDEXX Laboratories, Inc	13,607
51,649		IHS Markit Ltd	4,640
23,824		Illinois Tool Works, Inc	4,857
53,917	*	Illumina, Inc	19,949
14,101	*	Incyte Corp	1,226
414,527	*	Ingersoll Rand, Inc	18,886
4,998	*	Insulet Corp	1,278
1,062,546		Intel Corp	52,936
87,951		Intercontinental Exchange Group, Inc	10,140
67,757		International Business Machines Corp	8,529
5,951	e	International Flavors & Fragrances, Inc	648
106		International Flavors & Fragrances, Inc (Tel Aviv)	12
53,505		International Paper Co	2,660
187,113		Interpublic Group of Cos, Inc	4,401
19,893		Intuit, Inc	7,556
26,614	*	Intuitive Surgical, Inc	21,773
29,946		Invesco Ltd	522
189,022		Invitation Homes, Inc	5,614
60,225	*	Ionis Pharmaceuticals, Inc	3,405
2,879	*	IPG Photonics Corp	644
64,409	*	IQVIA Holdings, Inc	11,540
22,432	e	Iron Mountain, Inc	661
271,259	e	iShares MSCI Canada Index Fund	8,366
64,126		iShares MSCI South Korea Index Fund	5,518
8,734		J.M. Smucker Co	1,010
5,873		Jack Henry & Associates, Inc	951
9,839		Jacobs Engineering Group, Inc	1,072
3,089	*	James Hardie Industries NV	92
52,534	*	Jazz Pharmaceuticals plc	8,671
6,488		JB Hunt Transport Services, Inc	887
606,389		Johnson & Johnson	95,433
56,740		Johnson Controls International plc	2,643
2,139,769		JPMorgan Chase & Co	271,900
25,320		Juniper Networks, Inc	570
126,597		Kansas City Southern	25,842
18,664		Kellogg Co	1,161
1,660,678		Keurig Dr Pepper, Inc	53,142
74,888		Keycorp	1,229
14,235	*	Keysight Technologies, Inc	1,880
14,788		Kilroy Realty Corp	849
90,897		Kimberly-Clark Corp	12,256
151,229		Kinder Morgan, Inc	2,067
38,362		KKR & Co, Inc	1,553
11,831		KLA Corp	3,063
9,738		Knight-Swift Transportation Holdings, Inc	407
49,436		Kraft Heinz Co	1,713
248

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
228,897		Kroger Co	$7,270
401,582		L3Harris Technologies, Inc	75,907
36,182	*	Laboratory Corp of America Holdings	7,365
11,078		Lam Research Corp	5,232
11,051		Lamb Weston Holdings, Inc	870
764,155		Las Vegas Sands Corp	45,544
4,312		Lear Corp	686
10,292		Leidos Holdings, Inc	1,082
20,948		Lennar Corp (Class A)	1,597
2,615		Lennox International, Inc	716
1,972	*	Liberty Broadband Corp (Class A)	311
12,065	*	Liberty Broadband Corp (Class C)	1,911
15,524	*	Liberty Media Group (Class C)	661
6,804	*	Liberty SiriusXM Group (Class A)	294
12,941	*	Liberty SiriusXM Group (Class C)	563
14,962		Lincoln National Corp	753
12,201	*	Live Nation, Inc	897
22,019	*	LKQ Corp	776
19,084		Lockheed Martin Corp	6,774
19,298		Loews Corp	869
227,648		Lowe’s Companies, Inc	36,540
106,771	*	Lululemon Athletica, Inc	37,159
20,361		LyondellBasell Industries NV	1,866
9,840		M&T Bank Corp	1,253
49,598		Marathon Petroleum Corp	2,051
993	*	Markel Corp	1,026
2,893		MarketAxess Holdings, Inc	1,651
21,020		Marriott International, Inc (Class A)	2,773
113,455		Marsh & McLennan Cos, Inc	13,274
4,692		Martin Marietta Materials, Inc	1,332
50,789		Marvell Technology Group Ltd	2,414
19,884		Masco Corp	1,092
24,658	*	Masimo Corp	6,618
259,123		Mastercard, Inc (Class A)	92,491
615,346	*	Match Group, Inc	93,034
20,342		Maxim Integrated Products, Inc	1,803
18,870		McCormick & Co, Inc	1,804
688,830		McDonald’s Corp	147,809
54,710		McKesson Corp	9,515
40,463		Medical Properties Trust, Inc	882
327,180		Medtronic plc	38,326
735,974		Merck & Co, Inc	60,203
92,554		Metlife, Inc	4,345
1,824	*	Mettler-Toledo International, Inc	2,079
36,095		MGM Resorts International	1,137
18,764		Microchip Technology, Inc	2,591
980,652	*	Micron Technology, Inc	73,725
3,212,623		Microsoft Corp	714,552
26,364		Mid-America Apartment Communities, Inc	3,340
20,792	*	Moderna, Inc	2,172
4,714	*	Mohawk Industries, Inc	664
4,495	*	Molina Healthcare, Inc	956
14,455		Molson Coors Brewing Co (Class B)	653
551,936		Mondelez International, Inc	32,272
249

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
3,691	*	MongoDB, Inc	$1,325
3,237		Monolithic Power Systems, Inc	1,185
984,173	*	Monster Beverage Corp	91,016
12,876		Moody’s Corp	3,737
2,729,155		Morgan Stanley	187,029
27,573		Mosaic Co	634
12,972		Motorola Solutions, Inc	2,206
6,476		MSCI, Inc (Class A)	2,892
8,774		Nasdaq Inc	1,165
16,678		NetApp, Inc	1,105
93,066	*	Netflix, Inc	50,324
6,731	*	Neurocrine Biosciences, Inc	645
29,576	*	Nevro Corp	5,120
30,763		Newell Brands Inc	653
519,854		Newmont Goldcorp Corp	31,134
29,754		News Corp (Class A)	535
474,601		NextEra Energy, Inc	36,615
1,105,237		Nike, Inc (Class B)	156,358
29,183		NiSource, Inc	669
4,146		Nordson Corp	833
19,531		Norfolk Southern Corp	4,641
14,907		Northern Trust Corp	1,388
111,592		Northrop Grumman Corp	34,004
42,970		NortonLifelock, Inc	893
6,517	*	Novocure Ltd	1,128
61,614		NRG Energy, Inc	2,314
22,706		Nucor Corp	1,208
46,932		NVIDIA Corp	24,508
257	*	NVR, Inc	1,048
69,771		Occidental Petroleum Corp	1,208
13,657		OGE Energy Corp	435
8,886	*	Okta, Inc	2,259
7,192		Old Dominion Freight Line	1,404
17,333		Omega Healthcare Investors, Inc	630
16,322		Omnicom Group, Inc	1,018
1,783,196	*	ON Semiconductor Corp	58,364
103,076		ONEOK, Inc	3,956
429,569		Oracle Corp	27,789
9,618	*	O’Reilly Automotive, Inc	4,353
76,275		Otis Worldwide Corp	5,152
113,190		Owens Corning, Inc	8,575
25,698		PACCAR, Inc	2,217
16,814		Packaging Corp of America	2,319
2,640,756	*	Pactiv Evergreen, Inc	47,903
7,359	*	Palo Alto Networks, Inc	2,615
160,038		Parker-Hannifin Corp	43,596
24,627		Paychex, Inc	2,295
3,803	*	Paycom Software, Inc	1,720
886,281	*	PayPal Holdings, Inc	207,567
553,427	*	Peloton Interactive, Inc	83,966
12,629		Pentair plc	670
336,336		PepsiCo, Inc	49,879
49,929		PerkinElmer, Inc	7,165
44,377		Perrigo Co plc	1,985
250

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,222,538		Pfizer, Inc	$45,002
362,612	*	PG&E Corp	4,518
313,330		Philip Morris International, Inc	25,941
227,662		Phillips 66	15,923
8,575		Pinnacle West Capital Corp	686
35,111	*	Pinterest, Inc	2,314
124,267		Pioneer Natural Resources Co	14,153
31,936		PNC Financial Services Group, Inc	4,758
3,042		Pool Corp	1,133
9,263	*	PPD, Inc	317
78,912		PPG Industries, Inc	11,381
56,584		PPL Corp	1,596
20,870		Principal Financial Group	1,035
1,487,984		Procter & Gamble Co	207,038
201,599		Progressive Corp	19,934
233,209		Prologis, Inc	23,242
99,232		Prudential Financial, Inc	7,747
8,350	*	PTC, Inc	999
38,571		Public Service Enterprise Group, Inc	2,249
31,225		Public Storage, Inc	7,211
20,564		Pulte Homes, Inc	887
1,608	*	QIAGEN NV (Turquoise)	83
8,756	*	Qorvo, Inc	1,456
45,843	e	QTS Realty Trust, Inc	2,837
899,485		QUALCOMM, Inc	137,028
75,538		Quest Diagnostics, Inc	9,002
9,404		Raymond James Financial, Inc	900
496,347		Raytheon Technologies Corp	35,494
64,655		Realty Income Corp	4,020
79,529		Regency Centers Corp	3,626
113,251	*	Regeneron Pharmaceuticals, Inc	54,713
73,544		Regions Financial Corp	1,186
5,191		Reinsurance Group of America, Inc (Class A)	602
16,380		Republic Services, Inc	1,577
16,953		Resmed, Inc	3,604
214,429		Rexford Industrial Realty, Inc	10,531
5,588	*	RingCentral, Inc	2,118
8,795		Robert Half International, Inc	549
56,575		Rockwell Automation, Inc	14,190
7,791	*	Roku, Inc	2,587
17,211		Rollins, Inc	672
69,271		Roper Technologies Inc	29,862
57,243		Ross Stores, Inc	7,030
34,248		Royal Caribbean Cruises Ltd	2,558
8,637		Royalty Pharma plc	432
9,974		RPM International, Inc	905
61,974		S&P Global, Inc	20,373
939,008	*	salesforce.com, Inc	208,957
10,401	*	Sarepta Therapeutics, Inc	1,773
19,752		SBA Communications Corp	5,573
383,493		Schlumberger Ltd	8,372
17,627		Seagate Technology, Inc	1,096
494,337	*	Seagen, Inc	86,578
11,912		Sealed Air Corp	545
251

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
8,664		SEI Investments Co	$498
69,442		Sempra Energy	8,848
11,909	*	Sensata Technologies Holding plc	628
222,882	*	ServiceNow, Inc	122,681
23,576		Sherwin-Williams Co	17,326
579,900		Simon Property Group, Inc	49,454
82,801	e	Sirius XM Holdings, Inc	527
12,728		Skyworks Solutions, Inc	1,946
29,061	*	Slack Technologies, Inc	1,228
68,111	*	Snap, Inc	3,410
3,934		Snap-On, Inc	673
2,255	*,e	Snowflake, Inc	635
3,804	*	SolarEdge Technologies, Inc	1,214
80,561		Southern Co	4,949
11,115		Southwest Airlines Co	518
12,117	*	Splunk, Inc	2,059
99,957	*	Spotify Technology S.A.	31,452
27,749	*	Square, Inc	6,039
17,651		SS&C Technologies Holdings, Inc	1,284
25,180		Stanley Black & Decker, Inc	4,496
263,132		Starbucks Corp	28,150
26,848		State Street Corp	1,954
16,130		Steel Dynamics, Inc	595
6,484		STERIS plc	1,229
107,109		Stryker Corp	26,246
52,518		Sun Communities, Inc	7,980
8,611	*	Sunrun, Inc	597
3,892	*	SVB Financial Group	1,509
40,056		Synchrony Financial	1,390
11,509	*	Synopsys, Inc	2,984
84,482		SYSCO Corp	6,274
17,356		T Rowe Price Group, Inc	2,628
230,495	*	Take-Two Interactive Software, Inc	47,895
639,709		Target Corp	112,928
206,752		TE Connectivity Ltd	25,031
33,876	*,e	Teladoc, Inc	6,774
2,796	*	Teledyne Technologies, Inc	1,096
10,542		Teleflex, Inc	4,339
3,290		Tenaris S.A.	27
12,693		Teradyne, Inc	1,522
38,449		Terreno Realty Corp	2,250
262,583	*	Tesla, Inc	185,297
69,574		Texas Instruments, Inc	11,419
298,725		Textron, Inc	14,437
114,454		Thermo Fisher Scientific, Inc	53,310
8,362		Tiffany & Co	1,099
227,742		TJX Companies, Inc	15,552
271,369	*	T-Mobile US, Inc	36,594
8,825		Tractor Supply Co	1,241
3,125	*	Trade Desk, Inc	2,503
6,300		Tradeweb Markets, Inc	393
380,881		Trane Technologies plc	55,289
3,918	*	TransDigm Group, Inc	2,425
14,480		TransUnion	1,437
252

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
19,290		Travelers Cos, Inc	$2,708
19,157	*	Trimble Inc	1,279
403,806		Tronox Holdings plc	5,904
102,786		Truist Financial Corp	4,927
9,906	*	Twilio, Inc	3,353
59,901	*	Twitter, Inc	3,244
3,044	*	Tyler Technologies, Inc	1,329
45,602		Tyson Foods, Inc (Class A)	2,939
724,131	*	Uber Technologies, Inc	36,931
22,875		UDR, Inc	879
15,754		UGI Corp	551
11,187	*	Ulta Beauty, Inc	3,212
867,245		Union Pacific Corp	180,578
103,605		United Parcel Service, Inc (Class B)	17,447
5,495	*	United Rentals, Inc	1,274
467,680		UnitedHealth Group, Inc	164,006
6,024		Universal Health Services, Inc (Class B)	828
613,907		US Bancorp	28,602
7,718		Vail Resorts, Inc	2,153
149,269		Valero Energy Corp	8,444
711,485	e	Vanguard Emerging Markets ETF	35,652
50,000	e	Vanguard FTSE Developed Markets ETF	2,360
21,719	*	Varian Medical Systems, Inc	3,801
39,586	*	Veeva Systems, Inc	10,777
72,822		Ventas, Inc	3,571
16,717		VEREIT, Inc	632
188,900	*	VeriSign, Inc	40,878
11,762		Verisk Analytics, Inc	2,442
936,315		Verizon Communications, Inc	55,008
19,788	*	Vertex Pharmaceuticals, Inc	4,677
51,692		VF Corp	4,415
126,030		ViacomCBS, Inc (Class B)	4,696
192,264	*	Viatris, Inc	3,603
151,648		VICI Properties, Inc	3,867
895,095		Visa, Inc (Class A)	195,784
85,423		Vistra Energy Corp	1,679
6,439	*,e	VMware, Inc (Class A)	903
12,445		Vornado Realty Trust	465
401,253		Voya Financial, Inc	23,598
10,104		Vulcan Materials Co	1,499
10,903		W.R. Berkley Corp	724
87,434		W.W. Grainger, Inc	35,703
13,783		Wabtec Corp	1,009
55,263		Walgreens Boots Alliance, Inc	2,204
1,034,871		Walmart, Inc	149,177
1,225,811	*	Walt Disney Co	222,092
19,478		Waste Connections, Inc	1,998
31,696		Waste Management, Inc	3,738
4,751	*	Waters Corp	1,175
4,909	*,e	Wayfair, Inc	1,108
24,065		WEC Energy Group, Inc	2,215
492,629		Wells Fargo & Co	14,868
85,079		Welltower, Inc	5,498
44,877		West Pharmaceutical Services, Inc	12,714
253

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
22,680		Western Digital Corp	$1,256
31,210		Western Union Co	685
19,559		WestRock Co	851
98,927		Weyerhaeuser Co	3,317
4,686		Whirlpool Corp	846
294,067		Williams Cos, Inc	5,896
17,013		Willis Towers Watson plc	3,584
13,295	*	Workday, Inc	3,186
13,155		WP Carey, Inc	928
233,321	*	WPX Energy, Inc	1,902
888,122		Wynn Resorts Ltd	100,207
40,072		Xcel Energy, Inc	2,672
18,557		Xilinx, Inc	2,631
6,951	*	XPO Logistics, Inc	829
13,731		Xylem, Inc	1,398
173,177	*	YETI Holdings, Inc	11,857
76,098		Yum! Brands, Inc	8,261
4,062	*	Zebra Technologies Corp (Class A)	1,561
8,763	*	Zendesk, Inc	1,254
4,557	*	Zillow Group, Inc (Class A)	619
10,710	*	Zillow Group, Inc (Class C)	1,390
72,929		Zimmer Biomet Holdings, Inc	11,238
152,785		Zoetis, Inc	25,286
13,129	*	Zoom Video Communications, Inc	4,429
5,539	*	Zscaler, Inc	1,106
		TOTAL UNITED STATES	13,363,809

ZAMBIA - 0.1%
1,010,119		First Quantum Minerals Ltd	18,133
		TOTAL ZAMBIA	18,133

		TOTAL COMMON STOCKS	23,915,712
		(Cost $17,700,712)

RIGHTS / WARRANTS - 0.0%

AUSTRALIA - 0.0%
89,428	e	PointsBet Holdings Ltd	203
		TOTAL AUSTRALIA	203

CHINA - 0.0%
3,146	†	Legend Holdings Corp	1
		TOTAL CHINA	1

KOREA, REPUBLIC OF - 0.0%
972		POSCO Chemical Co Ltd	27
		TOTAL KOREA, REPUBLIC OF	27

SPAIN - 0.0%
10,199		Repsol S.A.	3
		TOTAL SPAIN	3
254

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES	COMPANY	VALUE (000)
SWITZERLAND - 0.0%
186,636	Cie Financiere Richemont S.A.	$49
	TOTAL SWITZERLAND	49

UNITED STATES - 0.0%
10,700	Bristol-Myers Squibb Co	7
	TOTAL UNITED STATES	7

	TOTAL RIGHTS / WARRANTS	290
	(Cost $26)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.0%

GOVERNMENT AGENCY DEBT - 1.1%
$37,500,000		Federal Agricultural Mortgage Corp (FAMC)	0.075%	01/21/21	37,499
11,896,000		Federal Farm Credit Bank (FFCB)	0.070	01/07/21	11,896
4,953,000		Federal Home Loan Bank (FHLB)	0.070	01/20/21	4,953
73,919,000		FHLB	0.070-0.091	01/27/21	73,916
32,725,000		FHLB	0.090-0.092	02/03/21	32,723
19,225,000		FHLB	0.075	02/10/21	19,223
15,000,000		FHLB	0.085	02/17/21	14,999
15,000,000		FHLB	0.085	02/22/21	14,998
21,319,000		FHLB	0.090	03/12/21	21,315
37,974,000		FHLB	0.100	06/16/21	37,957
		TOTAL GOVERNMENT AGENCY DEBT			269,479

REPURCHASE AGREEMENT - 0.1%
22,375,000	r	Fixed Income Clearing Corp (FICC)	0.050	01/04/21	22,375
		TOTAL REPURCHASE AGREEMENT			22,375

TREASURY DEBT - 0.6%
13,010,000		United States Cash Management Bill	0.095	02/09/21	13,009
29,052,000		United States Cash Management Bill	0.080-0.086	03/02/21	29,048
34,310,000		United States Treasury Bill	0.073-0.075	01/14/21	34,310
24,028,000		United States Treasury Bill	0.080	01/28/21	24,027
2,498,000		United States Treasury Bill	0.093	02/04/21	2,498
25,000,000		United States Treasury Bill	0.095	04/29/21	24,993
		TOTAL TREASURY DEBT			127,885

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

REPURCHASE AGREEMENT - 0.2%
5,000,000	s	Barclays Capital	0.050	01/04/21	5,000
8,000,000	t	Calyon	0.080	01/04/21	8,000
5,000,000	u	Citigroup	0.070	01/04/21	5,000
5,000,000	v	Deutsche Bank	0.050	01/04/21	5,000
7,000,000	w	Goldman Sachs	0.050	01/04/21	7,000
5,000,000	x	JP Morgan	0.080	01/04/21	5,000
5,000,000	y	Merrill Lynch	0.080	01/04/21	5,000
5,000,000	z	Morgan Stanley	0.070	01/04/21	5,000
5,000,000	aa	Royal Bank of Scotland	0.050	01/04/21	5,000
10,000,000	ab	Societe Generale	0.070	01/04/21	10,000
255

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

VALUE (000)
TOTAL REPURCHASE AGREEMENT	$60,000

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	60,000

TOTAL SHORT-TERM INVESTMENTS	479,739
(Cost $479,733)
TOTAL INVESTMENTS - 100.1%	24,395,741
(Cost $18,180,471)
OTHER ASSETS & LIABILITIES, NET - (0.1)%	(28,921)
NET ASSETS - 100.0%	$24,366,820

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $187,902,303.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/20, the aggregate value of these securities is $401,799,405 or 1.6% of net assets.
q	In default.
r	Agreement with Fixed Income Clearing Corporation, 0.050% dated 12/31/20 to be repurchased at $22,375,000 on 1/4/21, collateralized by U.S. Treasury Notes valued at $22,822,524.
s	Agreement with Barclays Capital, 0.050% dated 12/31/20 to be repurchased at $5,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $5,100,036.
t	Agreement with Calyon, 0.080% dated 12/31/20 to be repurchased at $8,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $8,160,001.
u	Agreement with Citigroup, 0.070% dated 12/31/20 to be repurchased at $5,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $5,100,066.
v	Agreement with Deutsche Bank, 0.050% dated 12/31/20 to be repurchased at $5,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $5,100,097.
w	Agreement with Goldman Sachs, 0.050% dated 12/31/20 to be repurchased at $7,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $7,140,000.
x	Agreement with JP Morgan, 0.080% dated 12/31/20 to be repurchased at $5,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $5,100,000.
y	Agreement with Merrill Lynch, 0.080% dated 12/31/20 to be repurchased at $5,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $5,100,000.
z	Agreement with Morgan Stanley, 0.070% dated 12/31/20 to be repurchased at $5,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $5,100,012.
aa	Agreement with Royal Bank of Scotland, 0.050% dated 12/31/20 to be repurchased at $5,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $5,100,059.
ab	Agreement with Societe Generale, 0.070% dated 12/31/20 to be repurchased at $10,000,000 on 1/04/21, collateralized by U.S. Government Agency Securities valued at $10,200,153.
256

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	783	03/19/21	$82,038	$83,421	$1,383
S&P 500 E Mini Index	957	03/19/21	175,369	179,380	4,011
Total	1,740		$257,407	$262,801	$5,394
257

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

December 31, 2020

SECTOR	VALUE (000)	% OF ASSETS
INFORMATION TECHNOLOGY	$5,465,494	22.2%
CONSUMER DISCRETIONARY	3,562,035	14.6
FINANCIALS	2,841,344	11.7
HEALTH CARE	2,815,214	11.6
INDUSTRIALS	2,305,986	9.5
COMMUNICATION SERVICES	2,265,184	9.3
CONSUMER STAPLES	1,721,409	7.1
MATERIALS	1,403,478	5.8
UTILITIES	696,615	2.9
ENERGY	440,438	1.8
REAL ESTATE	398,805	1.6
SHORT-TERM INVESTMENTS	479,739	2.0
OTHER ASSETS & LIABILITES, NET	(28,921)	(0.1)
NET ASSETS	$24,366,820	100.0%
258

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2020

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 2.2%
32,212		BorgWarner, Inc	$1,245
1,114,337	*	Tesla, Inc	786,354
		TOTAL AUTOMOBILES & COMPONENTS	787,599

BANKS - 0.1%
1,343,256	*,e	Rocket Cos, Inc	27,161
		TOTAL BANKS	27,161

CAPITAL GOODS - 1.8%
376,048		3M Co	65,729
59,127		Allegion plc	6,881
74,367		Allison Transmission Holdings, Inc	3,207
17,605		Armstrong World Industries, Inc	1,310
4,423	*	Array Technologies, Inc	191
64,413	*	Axon Enterprise, Inc	7,893
6,832	*	AZEK Co, Inc	263
53,968		BWX Technologies, Inc	3,253
310,817		Carrier Global Corp	11,724
883,976	*	Churchill Capital Corp IV	9,105
12,306	e	Donaldson Co, Inc	688
470,597		Fastenal Co	22,979
57,789	*	Generac Holdings, Inc	13,142
80,748		Graco, Inc	5,842
37,680		HEICO Corp	4,989
64,940		HEICO Corp (Class A)	7,602
3,620		Huntington Ingalls	617
139,869		Illinois Tool Works, Inc	28,517
24,601		Lincoln Electric Holdings, Inc	2,860
251,542		Lockheed Martin Corp	89,292
45,051	*	Mercury Systems, Inc	3,967
48,671		Nordson Corp	9,780
146,458		Northrop Grumman Corp	44,629
27,736		Quanta Services, Inc	1,998
58,564		Rockwell Automation, Inc	14,688
546,798		Roper Technologies Inc	235,719
93,054		Toro Co	8,825
12,083	*	TransDigm Group, Inc	7,478
120,190	*	Trex Co, Inc	10,062
229,257		Vertiv Holdings Co	4,280
55,727	*,e	Virgin Galactic Holdings, Inc	1,322
33,319		W.W. Grainger, Inc	13,606
		TOTAL CAPITAL GOODS	642,438
259

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
524,903	*,e	Cimpress plc	$46,055
79,701		Cintas Corp	28,171
3,250,903	*	Clarivate Analytics plc	96,584
206,080	*	Copart, Inc	26,224
3,910		CoreLogic Inc	302
39,494	*	CoStar Group, Inc	36,503
41,119	*	Dun & Bradstreet Holdings, Inc	1,024
93,114		Equifax, Inc	17,956
3,725,114		Experian Group Ltd	141,512
32,835	*	IAA, Inc	2,134
224,641		IHS Markit Ltd	20,179
8,017		MSA Safety, Inc	1,198
189,124		Rollins, Inc	7,389
180,578		TransUnion	17,917
163,075		Verisk Analytics, Inc	33,853
1,731,770		Waste Connections, Inc	177,628
54,532		Waste Management, Inc	6,431
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	661,060

CONSUMER DURABLES & APPAREL - 1.7%
508,102		Essilor International S.A.	79,180
115,518	*	Lululemon Athletica, Inc	40,204
206,827	*	Mattel, Inc	3,609
2,361,304		Nike, Inc (Class B)	334,054
340	*	NVR, Inc	1,387
445,272	*	Peloton Interactive, Inc	67,557
6,195		Polaris Inc	590
10,240,600		Prada S.p.A	67,669
142,920	*	Tempur Sealy International, Inc	3,859
19,490		VF Corp	1,664
		TOTAL CONSUMER DURABLES & APPAREL	599,773

CONSUMER SERVICES - 2.0%
98,718	*,e	Airbnb, Inc	14,492
43,314	*	Bright Horizons Family Solutions	7,493
5,608,681		Carnival Corp	121,484
125,227	*	Chegg, Inc	11,312
141,579	*	Chipotle Mexican Grill, Inc (Class A)	196,329
39,029		Domino’s Pizza, Inc	14,966
688,845	*	Flutter Entertainment plc	142,495
13,582	*	frontdoor, Inc	682
136,995		H&R Block, Inc	2,173
1,818,335		Las Vegas Sands Corp	108,373
110,628		McDonald’s Corp	23,738
46,398	*	Planet Fitness, Inc	3,602
684,112		Starbucks Corp	73,186
3,066		Vail Resorts, Inc	855
185,187		Wendy’s	4,059
24,094		Wynn Resorts Ltd	2,718
28,178		Yum China Holdings, Inc	1,609
21,387		Yum! Brands, Inc	2,322
		TOTAL CONSUMER SERVICES	731,888
260

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
DIVERSIFIED FINANCIALS - 2.2%
88,153		Apollo Global Management, Inc	$4,318
102,259		Ares Management Corp	4,811
11,397		Carlyle Group, Inc	358
24,039		CBOE Global Markets, Inc	2,238
681	*,e	Credit Acceptance Corp	236
37,801		Factset Research Systems, Inc	12,569
192,119		Intercontinental Exchange Group, Inc	22,149
1,609,500	e	iShares Russell 1000 Growth Index Fund	388,115
7,664	*,e	LendingTree, Inc	2,098
6,451		LPL Financial Holdings, Inc	672
38,242		MarketAxess Holdings, Inc	21,819
166,826		Moody’s Corp	48,420
18,666		Morningstar, Inc	4,322
83,792		MSCI, Inc (Class A)	37,416
1,191,512	*	Ribbit LEAP Ltd	17,837
614,722		S&P Global, Inc	202,078
81,955		SLM Corp	1,015
53,601		T Rowe Price Group, Inc	8,115
74,391		Tradeweb Markets, Inc	4,646
57,638		Virtu Financial, Inc	1,451
		TOTAL DIVERSIFIED FINANCIALS	784,683

ENERGY - 0.0%
238,433	*	Cheniere Energy, Inc	14,313
40,987		Equitrans Midstream Corp	330
		TOTAL ENERGY	14,643

FOOD & STAPLES RETAILING - 1.5%
18,347	e	Albertsons Cos, Inc	322
1,387,176		Costco Wholesale Corp	522,660
39,003	*	Grocery Outlet Holding Corp	1,531
99,092	*	Sprouts Farmers Market, Inc	1,992
351,303		SYSCO Corp	26,088
		TOTAL FOOD & STAPLES RETAILING	552,593

FOOD, BEVERAGE & TOBACCO - 2.4%
830,065		Altria Group, Inc	34,033
42,538	*,e	Beyond Meat, Inc	5,317
9,198	*	Boston Beer Co, Inc (Class A)	9,145
39,256		Brown-Forman Corp (Class A)	2,884
155,480		Brown-Forman Corp (Class B)	12,350
80,698		Campbell Soup Co	3,902
2,319,464		Coca-Cola Co	127,199
157,062		Constellation Brands, Inc (Class A)	34,404
6,486,079		Davide Campari-Milano NV	74,346
529,667		Fevertree Drinks plc	18,304
261

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
118,143		Hershey Co	$17,997
43,366	*	JDE Peet’s BV	1,967
79,616		Kellogg Co	4,954
2,529,869		Keurig Dr Pepper, Inc	80,956
35,050		Lamb Weston Holdings, Inc	2,760
143,384		McCormick & Co, Inc	13,707
2,656,628	*	Monster Beverage Corp	245,685
1,037,293		PepsiCo, Inc	153,831
534	*	Pilgrim’s Pride Corp	10
		TOTAL FOOD, BEVERAGE & TOBACCO	843,751

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
679,842		Abbott Laboratories	74,436
45,795	*	Abiomed, Inc	14,847
1,224,937		Alcon, Inc	81,331
415,328	*	Align Technology, Inc	221,943
32,611	*	Amedisys, Inc	9,566
32,118	*,e	American Well Corp	814
69,722		AmerisourceBergen Corp	6,816
65,633		Anthem, Inc	21,074
217,964		Baxter International, Inc	17,489
1,802,972	*	Boston Scientific Corp	64,817
296,412		Cardinal Health, Inc	15,876
161,444	*	Centene Corp	9,691
308,704		Cerner Corp	24,227
183,796	*	Change Healthcare, Inc	3,428
15,397		Chemed Corp	8,201
868,817		Cigna Corp	180,870
5,207		Cooper Cos, Inc	1,892
14,118	*	DaVita, Inc	1,657
203,072	*	DexCom, Inc	75,080
629,871	*	Edwards Lifesciences Corp	57,463
45,745		Encompass Health Corp	3,783
372,140	*,e	GoodRx Holdings, Inc	15,012
724,288	*	Guardant Health, Inc	93,346
47,938	*	Haemonetics Corp	5,693
144,450		HCA Healthcare, Inc	23,756
7,827		Hill-Rom Holdings, Inc	767
178,907	*	Hologic, Inc	13,030
51,602		Humana, Inc	21,171
5,276	*	ICU Medical, Inc	1,132
86,052	*	IDEXX Laboratories, Inc	43,015
65,908	*	Insulet Corp	16,848
320,902	*	Intuitive Surgical, Inc	262,530
5,411	*	Laboratory Corp of America Holdings	1,101
50,827	*	Masimo Corp	13,641
124,922		McKesson Corp	21,726
40,913	*	Molina Healthcare, Inc	8,701
98,908	*	Novocure Ltd	17,115
8,107	*	Oak Street Health, Inc	496
34,140	*	Penumbra, Inc	5,975
38,359	*	Quidel Corp	6,891
262

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
147,273		Resmed, Inc	$31,304
4,482		STERIS plc	850
117,369		Stryker Corp	28,760
54,924	*	Tandem Diabetes Care, Inc	5,255
98,281	*,e	Teladoc, Inc	19,652
29,407		Teleflex, Inc	12,103
800,873		UnitedHealth Group, Inc	280,850
12,070	*	Varian Medical Systems, Inc	2,112
137,497	*	Veeva Systems, Inc	37,434
76,122		West Pharmaceutical Services, Inc	21,566
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,907,133

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
251,623		Church & Dwight Co, Inc	21,949
92,852		Clorox Co	18,749
49,595		Energizer Holdings, Inc	2,092
689,914		Estee Lauder Cos (Class A)	183,648
11,788	*	Herbalife Nutrition Ltd	566
1,110,102		Procter & Gamble Co	154,460
11,781		Reynolds Consumer Products Inc	354
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	381,818

INSURANCE - 0.3%
1,274		Alleghany Corp	769
231,772		Aon plc	48,967
7,979		Axis Capital Holdings Ltd	402
11,775		Brown & Brown, Inc	558
13,602		Erie Indemnity Co (Class A)	3,341
678	*	GoHealth, Inc	9
23,531		Lincoln National Corp	1,184
401,032		Marsh & McLennan Cos, Inc	46,921
25,307		Primerica, Inc	3,389
174,828		Progressive Corp	17,287
18,074		RenaissanceRe Holdings Ltd	2,997
486,652	*,e	Root, Inc	7,645
		TOTAL INSURANCE	133,469

MATERIALS - 0.7%
28,905		Air Products & Chemicals, Inc	7,897
243,389		Amcor plc	2,865
35,972		Avery Dennison Corp	5,580
303,902		Ball Corp	28,318
47,639	*	Berry Global Group, Inc	2,677
14,754	*	Crown Holdings, Inc	1,478
47,689		Ecolab, Inc	10,318
26,848		FMC Corp	3,086
59,567		Graphic Packaging Holding Co	1,009
305,526		Linde plc	80,509
263

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
5,802		NewMarket Corp	$2,311
48,658		Royal Gold, Inc	5,175
105,692		RPM International, Inc	9,595
39,216		Scotts Miracle-Gro Co (Class A)	7,809
84,996		Sherwin-Williams Co	62,464
20,266		WR Grace and Co	1,111
		TOTAL MATERIALS	232,202

MEDIA & ENTERTAINMENT - 12.8%
309,360		Activision Blizzard, Inc	28,724
237,675	*	Alphabet, Inc (Class A)	416,559
722,984	*	Alphabet, Inc (Class C)	1,266,581
298,389	*	Altice USA, Inc	11,300
5,305		Cable One, Inc	11,818
133,766	*	Charter Communications, Inc	88,493
1,177,218		Electronic Arts, Inc	169,048
5,164,680	*	Facebook, Inc	1,410,784
10,914	*	Liberty SiriusXM Group (Class A)	471
22,415	*	Liberty SiriusXM Group (Class C)	975
147,122	*	Live Nation, Inc	10,810
1,777,015	*	Match Group, Inc	268,667
644,717	*	Netflix, Inc	348,618
29,817		Nexstar Media Group Inc	3,256
337,386	*	Pinterest, Inc	22,234
108,643	*	Roku, Inc	36,072
744,414	e	Sirius XM Holdings, Inc	4,742
132,998	*	Spotify Technology S.A.	41,849
104,850	*	Take-Two Interactive Software, Inc	21,787
1,562,914		Tencent Holdings Ltd	112,458
2,332,666	*	Twitter, Inc	126,314
879,559	*	Walt Disney Co	159,358
46,048		World Wrestling Entertainment, Inc (Class A)	2,213
6,072	*	Zillow Group, Inc (Class A)	825
15,978	*	Zillow Group, Inc (Class C)	2,074
752,571	*	Zynga, Inc	7,428
		TOTAL MEDIA & ENTERTAINMENT	4,573,458

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
367,164	*	10X Genomics, Inc	51,990
1,687,952		AbbVie, Inc	180,864
114,249	*	Acadia Pharmaceuticals, Inc	6,108
50,013	*	Acceleron Pharma, Inc	6,399
78,536	*	Adaptive Biotechnologies Corp	4,644
27,326		Agilent Technologies, Inc	3,238
6,448	*	Agios Pharmaceuticals, Inc	279
34,759	*	Alexion Pharmaceuticals, Inc	5,431
119,747	*	Alnylam Pharmaceuticals, Inc	15,564
593,582		Amgen, Inc	136,476
985,927		AstraZeneca plc	98,310
7,538,589	*	Avantor, Inc	212,211
5,461	*	Berkeley Lights, Inc	488
264

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
47,446	*	Biogen, Inc	$11,618
169,825	*	BioMarin Pharmaceutical, Inc	14,892
35,922		Bio-Techne Corp	11,407
29,192	*	Bluebird Bio, Inc	1,263
840,443		Bristol-Myers Squibb Co	52,133
43,866		Bruker BioSciences Corp	2,374
45,147	*	Charles River Laboratories International, Inc	11,280
1,598,213		Eli Lilly & Co	269,842
129,304	*	Exact Sciences Corp	17,132
114,891	*	Exelixis, Inc	2,306
59,607	*	Global Blood Therapeutics, Inc	2,582
718,477	*	Horizon Therapeutics Plc	52,557
708,635	*	Illumina, Inc	262,195
188,909	*	Incyte Corp	16,431
60,956	*	Ionis Pharmaceuticals, Inc	3,446
141,090	*	Iovance Biotherapeutics, Inc	6,547
71,738	*	IQVIA Holdings, Inc	12,853
359,412		Johnson & Johnson	56,564
173,275		Lonza Group AG.	111,618
3,584,726		Merck & Co, Inc	293,231
22,748	*	Mettler-Toledo International, Inc	25,925
292,159	*	Moderna, Inc	30,522
95,680	*	Neurocrine Biosciences, Inc	9,171
22,926		PerkinElmer, Inc	3,290
138,761	*	PPD, Inc	4,748
50,936	*	PRA Health Sciences, Inc	6,389
22,038	*	Reata Pharmaceuticals, Inc	2,724
98,733	*	Regeneron Pharmaceuticals, Inc	47,699
54,080	*	Repligen Corp	10,363
38,711		Royalty Pharma plc	1,938
4,090	*	Sage Therapeutics, Inc	354
77,466	*	Sarepta Therapeutics, Inc	13,207
129,457	*	Seagen, Inc	22,673
6,517	*	Syneos Health, Inc	444
236,665		Thermo Fisher Scientific, Inc	110,234
811,135	*	Vertex Pharmaceuticals, Inc	191,704
4,587	*	Waters Corp	1,135
2,196,239		Zoetis, Inc	363,478
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,780,271

REAL ESTATE - 0.8%
450,470		American Tower Corp	101,113
19,638	e	Americold Realty Trust	733
38,294	e	Brookfield Property REIT, Inc	572
23,932		Coresite Realty	2,998
396,690		Crown Castle International Corp	63,149
89,943		Equinix, Inc	64,235
75,848		Equity Lifestyle Properties, Inc	4,806
90,220		Extra Space Storage, Inc	10,453
162,124	e	Iron Mountain, Inc	4,779
265

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
100,887		Public Storage, Inc	$23,298
15,572		SBA Communications Corp	4,393
261,218		Simon Property Group, Inc	22,277
		TOTAL REAL ESTATE	302,806

RETAILING - 12.2%
842,107	*	Amazon.com, Inc	2,742,684
1,038,086	*	ASOS plc	67,651
13,877	*	AutoZone, Inc	16,450
43,822		Best Buy Co, Inc	4,373
175,647	*	Booking Holdings, Inc	391,213
60,002	*	Burlington Stores, Inc	15,694
1,535,135	*	CarMax, Inc	145,009
54,285	*	Carvana Co	13,003
257,251		Dollar General Corp	54,100
111,633	*	Dollar Tree, Inc	12,061
613,402		eBay, Inc	30,823
120,363	*	Etsy, Inc	21,414
16,657		Expedia Group, Inc	2,205
56,066	*	Five Below, Inc	9,810
97,299	*	Floor & Decor Holdings, Inc	9,034
974,141	*	GrubHub, Inc	72,349
548,482		Home Depot, Inc	145,688
924,710	*	JD.com, Inc (ADR)	81,282
17,536	*	Leslie’s, Inc	487
775,382		Lowe’s Companies, Inc	124,457
50,036	*	Ollie’s Bargain Outlet Holdings, Inc	4,091
72,991	*	O’Reilly Automotive, Inc	33,034
40,195		Pool Corp	14,973
287,831		Ross Stores, Inc	35,349
3,716,816		TJX Companies, Inc	253,821
117,768		Tractor Supply Co	16,556
66	*	Trip.com Group Ltd (ADR)	2
50,299	*	Ulta Beauty, Inc	14,444
18,778	*	Vroom, Inc	769
65,950	*,e	Wayfair, Inc	14,892
12,741		Williams-Sonoma, Inc	1,298
		TOTAL RETAILING	4,349,016

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.0%
1,139,267	*	Advanced Micro Devices, Inc	104,482
12,169	*	Allegro MicroSystems, Inc	324
40,108		Analog Devices, Inc	5,925
2,699,774		Applied Materials, Inc	232,991
771,407		Broadcom, Inc	337,761
107,018	*	Enphase Energy, Inc	18,779
130,046		Entegris, Inc	12,497
49,936	*	Inphi Corp	8,013
828,279		Intel Corp	41,265
157,616		KLA Corp	40,808
266

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
148,470		Lam Research Corp	$70,118
2,527,816		Marvell Technology Group Ltd	120,172
91,430		Maxim Integrated Products, Inc	8,105
191,413		Microchip Technology, Inc	26,436
41,917		MKS Instruments, Inc	6,306
43,446		Monolithic Power Systems, Inc	15,911
1,118,510		NVIDIA Corp	584,086
2,334,853		QUALCOMM, Inc	355,692
963,071		Skyworks Solutions, Inc	147,234
48,329	*	SolarEdge Technologies, Inc	15,423
1,706,270		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	186,052
166,874		Teradyne, Inc	20,007
464,248		Texas Instruments, Inc	76,197
43,277		Universal Display Corp	9,945
251,177		Xilinx, Inc	35,609
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,480,138

SOFTWARE & SERVICES - 24.2%
21,296	*,e	2U, Inc	852
650,776		Accenture plc	169,989
713,123	*	Adobe, Inc	356,647
75,211	*,g	Adyen NV	174,756
136,630	*	Akamai Technologies, Inc	14,345
54,513	*	Alteryx, Inc	6,639
131,024	*	Anaplan, Inc	9,414
87,951	*	Ansys, Inc	31,997
61,241	*	Aspen Technology, Inc	7,977
130,572	*	Atlassian Corp plc	30,537
150,477	*	Autodesk, Inc	45,947
378,276		Automatic Data Processing, Inc	66,652
85,521	*	Avalara, Inc	14,102
7,813	*	BigCommerce Holdings, Inc	501
74,688	*	Bill.Com Holdings, Inc	10,195
156,430	*	Black Knight, Inc	13,821
139,977		Booz Allen Hamilton Holding Co	12,203
118,706		Broadridge Financial Solutions, Inc	18,186
4,061	*	CACI International, Inc (Class A)	1,012
283,430	*	Cadence Design Systems, Inc	38,668
16,212		CDK Global, Inc	840
78,195	*	Ceridian HCM Holding, Inc	8,332
34,763		Citrix Systems, Inc	4,523
112,966	*	Cloudflare, Inc	8,584
39,702		Cognizant Technology Solutions Corp (Class A)	3,254
67,893	*	Coupa Software, Inc	23,010
111,877	*	Crowdstrike Holdings, Inc	23,698
154,947	*	Datadog, Inc	15,253
11,953	*	Datto Holding Corp	323
440,107	*	DocuSign, Inc	97,836
257,230	*	Dropbox, Inc	5,708
267

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
6,266	*	Duck Creek Technologies, Inc	$271
188,920	*	Dynatrace, Inc	8,175
67,856	*	Elastic NV	9,916
55,111	*	EPAM Systems, Inc	19,749
35,467	*	Everbridge, Inc	5,287
28,059	*	Fair Isaac Corp	14,339
76,128	*,e	Fastly, Inc	6,651
48,130	*	FireEye, Inc	1,110
169,037	*	Fiserv, Inc	19,247
64,295	*	Five9, Inc	11,213
84,745	*	FleetCor Technologies, Inc	23,121
137,918	*	Fortinet, Inc	20,485
87,342	*	Gartner, Inc	13,991
77,831		Genpact Ltd	3,219
40,046	*	Globant S.A.	8,714
171,722	*	GoDaddy, Inc	14,244
16,498	*	Guidewire Software, Inc	2,124
42,896	*	HubSpot, Inc	17,006
910,978		Intuit, Inc	346,035
61,628		Jack Henry & Associates, Inc	9,983
10,434	*	Jamf Holding Corp	312
11,314	*	JFrog Ltd	711
14,484		Leidos Holdings, Inc	1,523
58,934	*	Manhattan Associates, Inc	6,199
900,681		Mastercard, Inc (Class A)	321,489
18,613		McAfee Corp	311
87,901	*,e	Medallia, Inc	2,920
11,865,439		Microsoft Corp	2,639,111
52,168	*	MongoDB, Inc	18,730
6,789	*	nCino, Inc	492
52,944	*	New Relic, Inc	3,463
567,712		NortonLifelock, Inc	11,797
190,773	*	Nutanix, Inc	6,080
116,936	*	Okta, Inc	29,732
1,696,663		Oracle Corp	109,757
71,764	*,e	Pagerduty, Inc	2,993
96,191	*	Palo Alto Networks, Inc	34,185
263,407		Paychex, Inc	24,544
50,340	*	Paycom Software, Inc	22,766
36,154	*	Paylocity Holding Corp	7,444
4,159,372	*	PayPal Holdings, Inc	974,125
36,427		Pegasystems, Inc	4,854
107,013	*	Pluralsight, Inc	2,243
59,092	*	Proofpoint, Inc	8,061
108,199	*	PTC, Inc	12,942
79,540	*	RealPage, Inc	6,939
78,823	*	RingCentral, Inc	29,872
3,260,287	*	salesforce.com, Inc	725,512
7,184		Science Applications International Corp	680
268

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
559,605	*	ServiceNow, Inc	$308,023
1,879,236	*	Slack Technologies, Inc	79,379
114,003	*	Smartsheet, Inc	7,899
163,457	*	Splunk, Inc	27,770
377,727	*	Square, Inc	82,208
49,377		SS&C Technologies Holdings, Inc	3,592
205,930	*	StoneCo Ltd	17,282
89,189		Switch, Inc	1,460
473,551	*	Synopsys, Inc	122,763
86,703	*,e	Teradata Corp	1,948
41,999	*	Trade Desk, Inc	33,641
116,401	*	Twilio, Inc	39,402
40,328	*	Tyler Technologies, Inc	17,604
24,452	*,e	Unity Software, Inc	3,753
62,886	*	VeriSign, Inc	13,608
4,374,669		Visa, Inc (Class A)	956,871
81,949	*,e	VMware, Inc (Class A)	11,494
83,297		Western Union Co	1,828
3,623	*	WEX, Inc	737
176,685	*	Workday, Inc	42,335
119,109	*	Zendesk, Inc	17,047
171,037	*	Zoom Video Communications, Inc	57,694
69,907	*	Zscaler, Inc	13,961
		TOTAL SOFTWARE & SERVICES	8,642,767

TECHNOLOGY HARDWARE & EQUIPMENT - 8.8%
173,436		Amphenol Corp (Class A)	22,680
22,733,663		Apple, Inc	3,016,530
50,041	*	Arista Networks, Inc	14,540
143,113		CDW Corp	18,861
167,515		Cognex Corp	13,449
20,379	*	Coherent, Inc	3,057
13,311	*	CommScope Holding Co, Inc	178
15,730	*	Dell Technologies, Inc	1,153
6,928		Dolby Laboratories, Inc (Class A)	673
2,519	*	IPG Photonics Corp	564
30,891		Jabil Inc	1,314
64,898	*	Keysight Technologies, Inc	8,572
8,863	*	Lumentum Holdings, Inc	840
18,210		Motorola Solutions, Inc	3,097
125,524		NetApp, Inc	8,315
145,576	*	Pure Storage, Inc	3,292
7,096		Ubiquiti, Inc	1,976
48,884	*	Zebra Technologies Corp (Class A)	18,788
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,137,879
269

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY			VALUE (000)
TELECOMMUNICATION SERVICES - 1.4%
1,334,688	g	Cellnex Telecom SAU			$80,152
1,216,796	*	IAC			230,400
1,261,271	*	T-Mobile US, Inc			170,083
		TOTAL TELECOMMUNICATION SERVICES			480,635

TRANSPORTATION - 1.2%
21,772		CH Robinson Worldwide, Inc			2,044
101,583		Expeditors International of Washington, Inc			9,661
23,482		JB Hunt Transport Services, Inc			3,209
31,655		Landstar System, Inc			4,263
87,215		Old Dominion Freight Line			17,023
4,998,491	*	Uber Technologies, Inc			254,923
351,950		Union Pacific Corp			73,283
483,682		United Parcel Service, Inc (Class B)			81,452
5,063	*	XPO Logistics, Inc			603
		TOTAL TRANSPORTATION			446,461

UTILITIES - 0.0%
70,627		NRG Energy, Inc			2,652
		TOTAL UTILITIES			2,652

		TOTAL COMMON STOCKS			35,496,294
		(Cost $24,521,687)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.2%
$20,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.075%	01/12/21	19,999
20,150,000		Federal Home Loan Bank (FHLB)	0.080	01/20/21	20,149
10,000,000		FHLB	0.070	01/27/21	10,000
12,500,000		FHLB	0.080	02/10/21	12,499
10,000,000		FHLB	0.080	02/19/21	9,999
		TOTAL GOVERNMENT AGENCY DEBT			72,646

REPURCHASE AGREEMENT - 0.3%
98,020,000	r	Fixed Income Clearing Corp (FICC)	0.050	01/04/21	98,020
		TOTAL REPURCHASE AGREEMENT			98,020

TREASURY DEBT - 0.0%
5,972,000		United States Treasury Bill	0.080	01/28/21	5,972
25,000,000		United States Treasury Bill	0.090	02/11/21	24,998
		TOTAL TREASURY DEBT			30,970
270

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	RATE	VALUE (000)
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
93,946,615	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.080%	$93,947
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		93,947

		TOTAL SHORT-TERM INVESTMENTS		295,583
		(Cost $295,582)
		TOTAL INVESTMENTS - 100.2%		35,791,877
		(Cost $24,817,269)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%		(80,705)
		NET ASSETS - 100.0%		$35,711,172

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $138,666,218.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/20, the aggregate value of these securities is $254,907,758 or 0.7% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.050% dated 12/31/20 to be repurchased at $98,020,000 on 01/04/21, collateralized by U.S. Treasury Notes valued at $99,980,447.

Cost amounts are in thousands.
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2020

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.9%
49,971	*	Adient plc	$1,737
60,325	*	American Axle & Manufacturing Holdings, Inc	503
153,172		Aptiv plc	19,957
139,436		BorgWarner, Inc	5,388
30,001		Cooper Tire & Rubber Co	1,215
12,534	*	Cooper-Standard Holding, Inc	435
76,541		Dana Inc	1,494
12,642	*	Dorman Products, Inc	1,098
2,214,895		Ford Motor Co	19,469
25,297	*	Fox Factory Holding Corp	2,674
706,199		General Motors Co	29,406
125,049		Gentex Corp	4,243
26,543	*	Gentherm, Inc	1,731
137,668		Goodyear Tire & Rubber Co	1,502
87,213		Harley-Davidson, Inc	3,201
12,667		LCI Industries, Inc	1,643
31,486		Lear Corp	5,007
36,302	*	Modine Manufacturing Co	456
13,147	*,e	Motorcar Parts of America, Inc	258
17,097		Patrick Industries, Inc	1,169
6,449		Standard Motor Products, Inc	261
20,247	*	Stoneridge, Inc	612
28,062	*	Tenneco, Inc	297
431,950	*	Tesla, Inc	304,814
33,002		Thor Industries, Inc	3,069
16,494	*	Visteon Corp	2,070
22,457		Winnebago Industries, Inc	1,346
37,702	*,e	Workhorse Group, Inc	746
9,934	*	XPEL, Inc	512
		TOTAL AUTOMOBILES & COMPONENTS	416,313

BANKS - 4.1%
12,408		1st Source Corp	500
4,570		ACNB Corp	114
7,958		Allegiance Bancshares, Inc	272
9,341		Altabancorp	261
12,491	*	Amerant Bancorp Inc	190
5,882		American National Bankshares, Inc	154
38,500		Ameris Bancorp	1,466
7,069		Ames National Corp	170
8,680		Arrow Financial Corp	260
48,087		Associated Banc-Corp	820
14,762	*	Atlantic Capital Bancshares, Inc	235
42,326		Atlantic Union Bankshares Corp	1,394
43,167	*	Axos Financial, Inc	1,620
31,112		Banc of California, Inc	458
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,574		Bancfirst Corp	$679
62,103		BancorpSouth Bank	1,704
3,732	e	Bank First Corp	242
4,445,642		Bank of America Corp	134,747
11,787		Bank of Commerce Holdings	117
23,380		Bank of Hawaii Corp	1,791
7,728		Bank of Marin Bancorp	265
13,738		Bank of NT Butterfield & Son Ltd	428
82,422		Bank OZK	2,577
12,265		BankFinancial Corp	108
56,051		BankUnited	1,949
3,897		Bankwell Financial Group, Inc	76
23,725		Banner Corp	1,105
11,016		Bar Harbor Bankshares	249
6,936	*	Baycom Corp	105
7,059		BCB Bancorp, Inc	78
26,834		Berkshire Hills Bancorp, Inc	459
15,941		BOK Financial Corp	1,092
59,217		Boston Private Financial Holdings, Inc	500
13,328		Bridge Bancorp, Inc	322
54,590		Brookline Bancorp, Inc	657
12,987		Bryn Mawr Bank Corp	397
6,436		Business First Bancshares, Inc	131
5,576		Byline Bancorp, Inc	86
2,353		C&F Financial Corp	87
65,383		Cadence BanCorp	1,074
2,502		Cambridge Bancorp	174
11,436		Camden National Corp	409
9,158		Capital City Bank Group, Inc	225
92,364		Capitol Federal Financial	1,155
5,956		Capstar Financial Holdings, Inc	88
14,623		Carter Bankshares, Inc	157
40,414		Cathay General Bancorp	1,301
12,633		CBTX, Inc	322
21,511		Central Pacific Financial Corp	409
6,214		Central Valley Community Bancorp	93
2,245		Century Bancorp, Inc	174
2,189		Chemung Financial Corp	74
49,642		CIT Group, Inc	1,782
1,187,678		Citigroup, Inc	73,232
9,568		Citizens & Northern Corp	190
254,905		Citizens Financial Group, Inc	9,115
10,955		City Holding Co	762
7,262		Civista Bancshares, Inc	127
9,772		CNB Financial Corp	208
6,775		Codorus Valley Bancorp, Inc	115
51,998		Columbia Banking System, Inc	1,867
33,673	*	Columbia Financial, Inc	524
83,206		Comerica, Inc	4,648
65,067		Commerce Bancshares, Inc	4,275
35,397		Community Bank System, Inc	2,206
15,668		Community Bankers Trust Corp	106
2,846		Community Financial Corp	75
11,638		Community Trust Bancorp, Inc	431
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
21,722		ConnectOne Bancorp, Inc	$430
29,153	*,e	CrossFirst Bankshares, Inc	313
33,515		Cullen/Frost Bankers, Inc	2,923
19,196	*	Customers Bancorp, Inc	349
75,634		CVB Financial Corp	1,475
23,810		Dime Community Bancshares	375
22,688		Eagle Bancorp, Inc	937
80,570		East West Bancorp, Inc	4,086
94,260	*	Eastern Bankshares, Inc	1,537
6,481		Enterprise Bancorp, Inc	166
16,077		Enterprise Financial Services Corp	562
7,477	*	Equity Bancshares, Inc	161
6,121		ESSA Bancorp, Inc	92
64,560		Essent Group Ltd	2,789
3,168		Evans Bancorp, Inc	87
6,654	e	Farmers & Merchants Bancorp, Inc	153
18,150		Farmers National Banc Corp	241
13,107		FB Financial Corp	455
6,481		Federal Agricultural Mortgage Corp (FAMC)	481
419,394		Fifth Third Bancorp	11,563
10,211		Financial Institutions, Inc	230
20,427		First Bancorp (NC)	691
114,850		First Bancorp (Puerto Rico)	1,059
6,485		First Bancorp, Inc	165
6,018		First Bancshares, Inc	186
26,747		First Busey Corp	576
6,176		First Business Financial Services, Inc	114
3,600		First Citizens Bancshares, Inc (Class A)	2,067
69,402		First Commonwealth Financial Corp	759
12,139		First Community Bancshares, Inc	262
42,129		First Financial Bancorp	738
76,885		First Financial Bankshares, Inc	2,781
8,330		First Financial Corp	324
19,660		First Foundation, Inc	393
3,324		First Guaranty Bancshares, Inc	59
71,845		First Hawaiian, Inc	1,694
308,284		First Horizon National Corp	3,934
4,089		First Internet Bancorp	117
18,329		First Interstate Bancsystem, Inc	747
29,933		First Merchants Corp	1,120
7,120		First Mid-Illinois Bancshares, Inc	240
26,566		First Midwest Bancorp, Inc	423
7,602		First Northwest Bancorp	119
15,462		First of Long Island Corp	276
98,489		First Republic Bank	14,471
15,789		Flagstar Bancorp, Inc	644
20,105		Flushing Financial Corp	335
181,165		FNB Corp	1,721
84,379		Fulton Financial Corp	1,073
14,703		German American Bancorp, Inc	487
55,696		Glacier Bancorp, Inc	2,563
7,809		Great Southern Bancorp, Inc	382
23,192		Great Western Bancorp, Inc	485
2,003		Greene County Bancorp, Inc	51
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
1,224		Guaranty Bancshares, Inc	$37
47,878		Hancock Whitney Corp	1,629
23,963		Hanmi Financial Corp	272
16,668		HarborOne Northeast Bancorp, Inc	181
17,800		Heartland Financial USA, Inc	719
25,661		Heritage Commerce Corp	228
22,188		Heritage Financial Corp	519
54,190		Hilltop Holdings, Inc	1,491
997		Hingham Institution for Savings	215
4,264		Home Bancorp, Inc	119
81,882		Home Bancshares, Inc	1,595
15,022		HomeStreet, Inc	507
13,541		HomeTrust Bancshares, Inc	261
38,615		Hope Bancorp, Inc	421
23,268		Horizon Bancorp	369
6,001	*	Howard Bancorp, Inc	71
617,910		Huntington Bancshares, Inc	7,804
23,332		Independent Bank Corp (MA)	1,704
17,558		Independent Bank Corp (MI)	324
20,253		Independent Bank Group, Inc	1,266
40,567		International Bancshares Corp	1,519
5,550		Investar Holding Corp	92
69,458		Investors Bancorp, Inc	733
1,729,212		JPMorgan Chase & Co	219,731
83,674		Kearny Financial Corp	884
534,261		Keycorp	8,767
32,502		Lakeland Bancorp, Inc	413
18,387		Lakeland Financial Corp	985
6,780		LCNB Corp	100
14,926		Live Oak Bancshares, Inc	708
70,925		M&T Bank Corp	9,029
19,210		Macatawa Bank Corp	161
12,428		Mercantile Bank Corp	338
10,918		Merchants Bancorp	302
35,757		Meridian Bancorp, Inc	533
20,574		Meta Financial Group, Inc	752
4,420	*	Metropolitan Bank Holding Corp	160
210,298		MGIC Investment Corp	2,639
10,800		Midland States Bancorp, Inc	193
7,821		MidWestOne Financial Group, Inc	192
34,360	*	Mr Cooper Group, Inc	1,066
19,324		National Bank Holdings Corp	633
5,351		National Bankshares, Inc	168
31,726		NBT Bancorp, Inc	1,018
195,074		New York Community Bancorp, Inc	2,058
6,480	*,e	Nicolet Bankshares, Inc	430
38,864	*	NMI Holdings, Inc	880
5,235		Northeast Bank	118
33,024		Northfield Bancorp, Inc	407
5,019		Northrim BanCorp, Inc	170
39,220		Northwest Bancshares, Inc	500
4,425	e	Norwood Financial Corp	116
30,487		OceanFirst Financial Corp	568
33,903		OFG Bancorp	629
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
3,155		Ohio Valley Banc Corp	$74
90,192		Old National Bancorp	1,494
21,667		Old Second Bancorp, Inc	219
11,057		Origin Bancorp, Inc	307
5,318		Orrstown Financial Services, Inc	88
41,564		Pacific Premier Bancorp, Inc	1,302
66,007		PacWest Bancorp	1,677
4,350	e	Park National Corp	457
4,594		Parke Bancorp, Inc	72
13,465		PCSB Financial Corp	215
11,582		Peapack Gladstone Financial Corp	264
4,446		Penns Woods Bancorp, Inc	116
17,636		PennyMac Financial Services, Inc	1,157
3,256		Peoples Bancorp of North Carolina, Inc	75
12,623		Peoples Bancorp, Inc	342
5,712		Peoples Financial Services Corp	210
202,790		People’s United Financial, Inc	2,622
41,191		Pinnacle Financial Partners, Inc	2,653
243,339		PNC Financial Services Group, Inc	36,257
47,405		Popular, Inc	2,670
8,859		Preferred Bank	447
8,456		Premier Financial Bancorp, Inc	112
28,197		Premier Financial Corp	649
48,715		Prosperity Bancshares, Inc	3,379
6,589		Provident Bancorp Inc	79
18,723		Provident Financial Services, Inc	336
6,101		Prudential Bancorp, Inc	84
8,729		QCR Holdings, Inc	346
122,609		Radian Group, Inc	2,483
9,265		RBB Bancorp	142
550,925		Regions Financial Corp	8,881
4,712		Reliant Bancorp Inc	88
30,881		Renasant Corp	1,040
6,104		Republic Bancorp, Inc (Class A)	220
34,776	*	Republic First Bancorp, Inc	99
13,238		Riverview Bancorp, Inc	70
62,631	*,e	Rocket Cos, Inc	1,266
25,676		S&T Bancorp, Inc	638
22,606		Sandy Spring Bancorp, Inc	728
28,631	*	Seacoast Banking Corp of Florida	843
32,848		ServisFirst Bancshares, Inc	1,323
8,913		Shore Bancshares, Inc	130
8,919		Sierra Bancorp	213
34,007		Signature Bank	4,601
8,903	*	Silvergate Capital Corp	662
55,218		Simmons First National Corp (Class A)	1,192
5,382		SmartFinancial, Inc	98
43,651		South State Corp	3,156
4,079	*	Southern First Bancshares, Inc	144
4,139		Southern Missouri Bancorp, Inc	126
8,140		Southern National Bancorp of Virginia, Inc	99
20,042		Southside Bancshares, Inc	622
93,752		Sterling Bancorp	1,686
11,631		Sterling Bancorp, Inc	53
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
16,305		Stock Yards Bancorp, Inc	$660
6,101		Summit Financial Group, Inc	135
28,236	*	SVB Financial Group	10,951
85,330		Synovus Financial Corp	2,762
81,693		TCF Financial Corp	3,024
5,870		Territorial Bancorp, Inc	141
35,836	*	Texas Capital Bancshares, Inc	2,132
34,383		TFS Financial Corp	606
35,393	*	The Bancorp, Inc	483
4,645		Timberland Bancorp, Inc	113
10,641		Tompkins Financial Corp	751
46,422		Towne Bank	1,090
19,212		Trico Bancshares	678
16,178	*	Tristate Capital Holdings, Inc	281
10,668	*	Triumph Bancorp, Inc	518
771,113		Truist Financial Corp	36,959
71,043		Trustco Bank Corp NY	474
49,168		Trustmark Corp	1,343
26,057		UMB Financial Corp	1,798
117,477		Umpqua Holdings Corp	1,779
83,649		United Bankshares, Inc	2,710
24,332		United Community Banks, Inc	692
9,461		United Security Bancshares	67
5,346		Unity Bancorp, Inc	94
19,117		Univest Financial Corp	393
789,290		US Bancorp	36,773
196,375		Valley National Bancorp	1,915
22,054		Veritex Holdings, Inc	566
19,235		Walker & Dunlop, Inc	1,770
29,442		Washington Federal, Inc	758
10,818		Washington Trust Bancorp, Inc	485
19,189		Waterstone Financial, Inc	361
51,153		Webster Financial Corp	2,156
2,152,621		Wells Fargo & Co	64,966
23,487		WesBanco, Inc	704
11,970		West Bancorporation, Inc	231
18,981		Westamerica Bancorporation	1,049
57,400		Western Alliance Bancorp	3,441
19,137		Western New England Bancorp, Inc	132
38,890		Wintrust Financial Corp	2,376
37,123		WSFS Financial Corp	1,666
106,318		Zions Bancorporation	4,618
		TOTAL BANKS	893,275

CAPITAL GOODS - 6.1%
321,062		3M Co	56,118
69,666		A.O. Smith Corp	3,819
21,498		Aaon, Inc	1,432
23,226		AAR Corp	841
24,498		Acuity Brands, Inc	2,966
24,758		Advanced Drainage Systems, Inc	2,069
93,206	*	Aecom Technology Corp	4,640
24,436	*	Aegion Corp	464
39,078	*	Aerojet Rocketdyne Holdings, Inc	2,065
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
14,335	*	Aerovironment, Inc	$1,246
32,215		AGCO Corp	3,321
56,080		Air Lease Corp	2,491
6,904		Alamo Group, Inc	952
21,082		Albany International Corp (Class A)	1,548
47,686		Allegion plc	5,550
4,493		Allied Motion Technologies, Inc	230
51,690		Allison Transmission Holdings, Inc	2,229
41,492		Altra Industrial Motion Corp	2,300
13,776	*	Ameresco, Inc	720
15,290	*	American Superconductor Corp	358
10,171	*	American Woodmark Corp	955
129,674		Ametek, Inc	15,683
83,309	*,g	API Group Corp	1,512
4,581		Apogee Enterprises, Inc	145
27,154		Applied Industrial Technologies, Inc	2,118
30,718		Arcosa, Inc	1,687
10,471		Argan, Inc	466
26,334		Armstrong World Industries, Inc	1,959
31,330	*	Array Technologies, Inc	1,352
15,250		Astec Industries, Inc	883
15,755	*	Astronics Corp	208
23,836	*	Atkore International Group, Inc	980
35,579	*	Axon Enterprise, Inc	4,359
40,595	*	AZEK Co, Inc	1,561
19,364		AZZ, Inc	919
25,595		Barnes Group, Inc	1,297
25,043	*	Beacon Roofing Supply, Inc	1,006
35,611	*,e	Bloom Energy Corp	1,021
3,946	*	Blue Bird Corp	72
47,040	*	BMC Stock Holdings, Inc	2,525
307,198		Boeing Co	65,759
67,070	*	Builders FirstSource, Inc	2,737
56,807		BWX Technologies, Inc	3,424
14,163	e	Caesarstone Sdot-Yam Ltd	183
8,775		CAI International, Inc	274
27,634		Carlisle Cos, Inc	4,316
483,911		Carrier Global Corp	18,253
308,873		Caterpillar, Inc	56,221
22,344	*	Chart Industries, Inc	2,632
12,045	*	CIRCOR International, Inc	463
64,286	*	Colfax Corp	2,458
14,727	e	Columbus McKinnon Corp	566
24,840		Comfort Systems USA, Inc	1,308
11,212	*	Construction Partners Inc	326
29,151	*	Cornerstone Building Brands, Inc	271
27,810		Crane Co	2,160
10,574		CSW Industrials, Inc	1,183
18,660		Cubic Corp	1,158
82,465		Cummins, Inc	18,728
22,308		Curtiss-Wright Corp	2,596
160,823		Deere & Co	43,269
71,161		Donaldson Co, Inc	3,976
16,771	e	Douglas Dynamics, Inc	717
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
80,236		Dover Corp	$10,130
8,048	*	Ducommun, Inc	432
11,117	*	DXP Enterprises, Inc	247
16,954	*	Dycom Industries, Inc	1,280
3,733		Eastern Co	90
227,853		Eaton Corp	27,374
28,208		EMCOR Group, Inc	2,580
345,535		Emerson Electric Co	27,771
15,305		Encore Wire Corp	927
24,905	*	Energy Recovery, Inc	340
43,959		Enerpac Tool Group Corp	994
25,301		EnerSys	2,101
8,505		EnPro Industries, Inc	642
13,003		ESCO Technologies, Inc	1,342
2,576	*	EVI Industries, Inc	77
51,314	*	Evoqua Water Technologies Corp	1,384
319,390		Fastenal Co	15,596
42,557		Federal Signal Corp	1,412
82,555		Flowserve Corp	3,042
91,070		Fluor Corp	1,454
11,209	*,†	Fortitude Gold Corp	12
168,372		Fortive Corp	11,924
82,435		Fortune Brands Home & Security, Inc	7,066
9,256	*	Foundation Building Materials, Inc	178
25,145		Franklin Electric Co, Inc	1,740
126,698	*,e	FuelCell Energy, Inc	1,415
30,738	*	Gates Industrial Corp plc	392
15,077	e	GATX Corp	1,254
4,980	*	Gencor Industries, Inc	61
36,885	*	Generac Holdings, Inc	8,388
142,376		General Dynamics Corp	21,188
5,010,309		General Electric Co	54,111
22,869	*	Gibraltar Industries, Inc	1,645
17,148	*	GMS, Inc	523
2,315	e	Gorman-Rupp Co	75
92,773		Graco, Inc	6,712
26,067		GrafTech International Ltd	278
7,763		Graham Corp	118
33,088	e	Granite Construction, Inc	884
44,924	*	Great Lakes Dredge & Dock Corp	592
19,838		Greenbrier Cos, Inc	722
20,793		Griffon Corp	424
23,777		H&E Equipment Services, Inc	709
26,390		HEICO Corp	3,494
46,469		HEICO Corp (Class A)	5,440
16,194		Helios Technologies, Inc	863
17,889	*	Herc Holdings, Inc	1,188
57,257		Hexcel Corp	2,776
34,596		Hillenbrand, Inc	1,377
399,987		Honeywell International, Inc	85,077
229,339		Howmet Aerospace, Inc	6,545
30,217		Hubbell, Inc	4,738
19,225		Huntington Ingalls	3,277
4,796		Hurco Cos, Inc	144
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,224	e	Hyster-Yale Materials Handling, Inc	$430
41,386		IDEX Corp	8,244
5,334	*	IES Holdings, Inc	246
179,560		Illinois Tool Works, Inc	36,609
201,626	*	Ingersoll Rand, Inc	9,186
13,472		Insteel Industries, Inc	300
46,862		ITT, Inc	3,609
68,282		Jacobs Engineering Group, Inc	7,440
20,391	*	JELD-WEN Holding, Inc	517
16,888		John Bean Technologies Corp	1,923
417,675		Johnson Controls International plc	19,459
8,084		Kadant, Inc	1,140
7,065		Kaman Corp	404
56,290		Kennametal, Inc	2,040
50,983	*	Kratos Defense & Security Solutions, Inc	1,398
119,728		L3Harris Technologies, Inc	22,631
4,456	*	Lawson Products, Inc	227
5,677	*	LB Foster Co (Class A)	85
20,121		Lennox International, Inc	5,513
27,531		Lincoln Electric Holdings, Inc	3,200
7,273		Lindsay Corp	934
142,490		Lockheed Martin Corp	50,581
17,575		Luxfer Holdings plc	289
12,223	*	Lydall, Inc	367
22,630	*	Manitowoc Co, Inc	301
151,526		Masco Corp	8,323
18,516	*	Masonite International Corp	1,821
38,304	*	Mastec, Inc	2,612
38,365		Maxar Technologies, Inc	1,481
25,978	*	Mercury Systems, Inc	2,288
34,734	*	Meritor, Inc	969
30,281	*	Middleby Corp	3,904
7,280		Miller Industries, Inc	277
15,909		Moog, Inc (Class A)	1,262
64,419	*	MRC Global, Inc	427
25,456		MSC Industrial Direct Co (Class A)	2,148
22,547		Mueller Industries, Inc	792
66,266		Mueller Water Products, Inc (Class A)	820
10,993	*	MYR Group, Inc	661
3,534		National Presto Industries, Inc	313
35,673	*	Navistar International Corp	1,568
19,066	*	NN, Inc	125
33,227		Nordson Corp	6,677
88,277		Northrop Grumman Corp	26,900
6,891	*	Northwest Pipe Co	195
78,206	*	NOW, Inc	562
5,211	*	NV5 Global Inc	411
87,536		nVent Electric plc	2,039
2,354	e	Omega Flex, Inc	344
38,204		Oshkosh Corp	3,288
231,043		Otis Worldwide Corp	15,607
56,584		Owens Corning, Inc	4,287
188,380		PACCAR, Inc	16,253
35,158	*	PAE, Inc	323
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
14,228		Park Aerospace Corp	$191
71,385		Parker-Hannifin Corp	19,446
6,136		Park-Ohio Holdings Corp	190
12,058	*	Parsons Corp	439
96,376		Pentair plc	5,117
36,380	*	PGT, Inc	740
212,948	*	Plug Power, Inc	7,221
7,077		Powell Industries, Inc	209
1,801		Preformed Line Products Co	123
28,783		Primoris Services Corp	795
18,284	*	Proto Labs, Inc	2,805
25,291		Quanex Building Products Corp	561
75,730		Quanta Services, Inc	5,454
25,955		Raven Industries, Inc	859
816,362		Raytheon Technologies Corp	58,378
16,634	*	RBC Bearings, Inc	2,978
20,978		Regal-Beloit Corp	2,576
82,950	*	Resideo Technologies, Inc	1,764
8,757		REV Group, Inc	77
56,852		Rexnord Corp	2,245
67,253		Rockwell Automation, Inc	16,868
59,026		Roper Technologies Inc	25,446
32,265		Rush Enterprises, Inc (Class A)	1,336
6,895		Rush Enterprises, Inc (Class B)	261
88,808	*	Sensata Technologies Holding plc	4,684
24,709		Shyft Group, Inc	701
29,530		Simpson Manufacturing Co, Inc	2,760
24,415	*	SiteOne Landscape Supply, Inc	3,873
30,839		Snap-On, Inc	5,278
59,911		Spirit Aerosystems Holdings, Inc (Class A)	2,342
30,406	*	SPX Corp	1,658
29,148	*	SPX FLOW, Inc	1,689
8,333		Standex International Corp	646
85,086		Stanley Black & Decker, Inc	15,193
18,886	*	Sterling Construction Co, Inc	351
85,453	*	Sunrun, Inc	5,929
9,938		Systemax, Inc	357
20,977	*	Teledyne Technologies, Inc	8,223
12,744		Tennant Co	894
35,787		Terex Corp	1,249
18,852	*	Textainer Group Holdings Ltd	362
129,842		Textron, Inc	6,275
24,419	*	Thermon Group Holdings	382
30,037		Timken Co	2,324
11,613	*	Titan Machinery, Inc	227
55,598		Toro Co	5,273
7,431	*	TPI Composites, Inc	392
136,721		Trane Technologies plc	19,846
29,953	*	TransDigm Group, Inc	18,536
70,402	*	Trex Co, Inc	5,894
34,233	*	Trimas Corp	1,084
63,620		Trinity Industries, Inc	1,679
26,040		Triton International Ltd	1,263
32,779		Triumph Group, Inc	412
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
27,269	*	Tutor Perini Corp	$353
31,994		UFP Industries, Inc	1,777
41,346	*	United Rentals, Inc	9,589
107,143	*	Univar Solutions Inc	2,037
10,628		Valmont Industries, Inc	1,859
7,860	*	Vectrus, Inc	391
7,828	*	Veritiv Corp	163
119,277		Vertiv Holdings Co	2,227
12,845	*	Vicor Corp	1,185
36,030	*,e	Virgin Galactic Holdings, Inc	855
25,541		W.W. Grainger, Inc	10,429
42,603		Wabash National Corp	734
99,754		Wabtec Corp	7,302
18,257		Watsco, Inc	4,136
12,563		Watts Water Technologies, Inc (Class A)	1,529
88,290	*	Welbilt, Inc	1,165
28,009	*	WESCO International, Inc	2,199
3,392	*	Willis Lease Finance Corp	103
98,203	*	WillScot Mobile Mini Holdings Corp	2,275
30,482		Woodward Inc	3,704
98,686		Xylem, Inc	10,045
		TOTAL CAPITAL GOODS	1,327,252

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
40,285		ABM Industries, Inc	1,524
37,820	*	Acacia Research (Acacia Technologies)	149
9,390		ACCO Brands Corp	79
66,939		ADT, Inc	525
27,574	*	ASGN Inc	2,303
5,145		Barrett Business Services, Inc	351
4,266		BG Staffing, Inc	58
22,496		Brady Corp (Class A)	1,188
16,522	*	BrightView Holdings, Inc	250
33,001	e	Brink’s Co	2,376
29,675	*	Casella Waste Systems, Inc (Class A)	1,838
10,752	*	CBIZ, Inc	286
18,496	*,e	Ceco Environmental Corp	129
8,021	*	Cimpress plc	704
49,302		Cintas Corp	17,426
30,748	*	Clean Harbors, Inc	2,340
116,214	*	Copart, Inc	14,788
48,580		CoreLogic Inc	3,756
21,937	*	CoStar Group, Inc	20,276
84,474		Covanta Holding Corp	1,109
7,013		CRA International, Inc	357
27,694		Deluxe Corp	809
49,788	*	Dun & Bradstreet Holdings, Inc	1,240
20,052		Ennis, Inc	358
69,309		Equifax, Inc	13,366
29,463		Exponent, Inc	2,653
7,582	*	Forrester Research, Inc	318
7,620	*	Franklin Covey Co	170
21,634	*	FTI Consulting, Inc	2,417
9,864	*	GP Strategies Corp	117
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
59,172	*	Harsco Corp	$1,064
49,914		Healthcare Services Group	1,403
14,300		Heidrick & Struggles International, Inc	420
8,893	*	Heritage-Crystal Clean, Inc	187
28,968		Herman Miller, Inc	979
31,637		HNI Corp	1,090
15,850	*	Huron Consulting Group, Inc	934
78,470	*	IAA, Inc	5,099
13,124		ICF International, Inc	976
227,325		IHS Markit Ltd	20,421
25,976		Insperity, Inc	2,115
44,581		Interface, Inc	468
88,200		KAR Auction Services, Inc	1,641
20,372		Kelly Services, Inc (Class A)	419
18,302		Kforce, Inc	770
25,171		Kimball International, Inc (Class B)	301
35,963		Knoll, Inc	528
37,013		Korn/Ferry International	1,610
31,415		Manpower, Inc	2,833
22,585		Matthews International Corp (Class A)	664
10,506		McGrath RentCorp	705
13,300	*	Mistras Group, Inc	103
19,573	e	MSA Safety, Inc	2,924
179,667		Nielsen NV	3,750
4,961		NL Industries, Inc	24
17,372	*	Pico Holdings, Inc	162
133,127		Pitney Bowes, Inc	820
21,796		Quad Graphics, Inc	83
117,504		Republic Services, Inc	11,316
20,546		Resources Connection, Inc	258
69,302		Robert Half International, Inc	4,330
127,813		Rollins, Inc	4,994
12,140	*	SP Plus Corp	350
61,807		Steelcase, Inc (Class A)	838
49,051	*	Stericycle, Inc	3,401
20,907	*	Team, Inc	228
29,513		Tetra Tech, Inc	3,417
109,499		TransUnion	10,865
22,121	*	TriNet Group, Inc	1,783
346	*	TrueBlue, Inc	6
8,983		Unifirst Corp	1,902
55,193	*	Upwork, Inc	1,905
16,280		US Ecology, Inc	591
88,487		Verisk Analytics, Inc	18,369
15,178		Viad Corp	549
5,586		VSE Corp	215
236,583		Waste Management, Inc	27,900
5,398	*	Willdan Group, Inc	225
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	239,195

CONSUMER DURABLES & APPAREL - 1.5%
15,286		Acushnet Holdings Corp	620
9,880	*	American Outdoor Brands, Inc	168
21,459	*	Beazer Homes USA, Inc	325
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
44,121		Brunswick Corp	$3,364
69,841		Callaway Golf Co	1,677
68,422	*	Capri Holdings Ltd	2,874
20,899		Carter’s, Inc	1,966
6,102	*	Cavco Industries, Inc	1,071
13,611	*	Century Communities, Inc	596
14,289		Clarus Corp	220
13,474		Columbia Sportswear Co	1,177
35,306	*	CROCS, Inc	2,212
16,069	*	Deckers Outdoor Corp	4,608
188,748		DR Horton, Inc	13,008
7,865		Escalade, Inc	166
18,783		Ethan Allen Interiors, Inc	380
31,215	*	Fossil Group, Inc	271
82,696		Garmin Ltd	9,895
4,831	*	G-III Apparel Group Ltd	115
74,136	*	GoPro, Inc	614
16,535	*	Green Brick Partners, Inc	380
6,360	e	Hamilton Beach Brands Holding Co	111
201,239		Hanesbrands, Inc	2,934
72,105		Hasbro, Inc	6,745
15,207	*	Helen of Troy Ltd	3,379
7,913		Hooker Furniture Corp	255
13,822	*	Installed Building Products, Inc	1,409
18,443	*,e	iRobot Corp	1,481
3,583		Johnson Outdoors, Inc	404
60,650		KB Home	2,033
30,075		Kontoor Brands, Inc	1,220
36,137		La-Z-Boy, Inc	1,440
78,980		Leggett & Platt, Inc	3,499
154,377		Lennar Corp (Class A)	11,768
541		Lennar Corp (Class B)	33
12,635	*	LGI Homes, Inc	1,337
7,210		Lifetime Brands, Inc	110
5,568	*	Lovesac Co	240
64,542	*	Lululemon Athletica, Inc	22,463
3,308	*	M/I Homes, Inc	146
13,092	*	Malibu Boats, Inc	817
8,407		Marine Products Corp	122
13,690	*	MasterCraft Boat Holdings, Inc	340
199,106	*	Mattel, Inc	3,474
30,198		MDC Holdings, Inc	1,468
22,102	*	Meritage Homes Corp	1,830
31,434	*	Mohawk Industries, Inc	4,431
11,320	*	Movado Group, Inc	188
17,631	*	Nautilus, Inc	320
207,669		Newell Brands Inc	4,409
697,015		Nike, Inc (Class B)	98,607
1,853	*	NVR, Inc	7,560
11,750		Oxford Industries, Inc	770
145,284	*	Peloton Interactive, Inc	22,042
32,179		Polaris Inc	3,066
157,608		Pulte Homes, Inc	6,796
8,506	*	Purple Innovation, Inc	280
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
40,092		PVH Corp	$3,764
30,697		Ralph Lauren Corp	3,184
79,579	*	Skechers U.S.A., Inc (Class A)	2,860
32,514	*	Skyline Champion Corp	1,006
39,523		Smith & Wesson Brands, Inc	701
45,047	*	Sonos, Inc	1,054
60,523		Steven Madden Ltd	2,138
12,383		Sturm Ruger & Co, Inc	806
5,163		Superior Uniform Group, Inc	120
144,360		Tapestry, Inc	4,487
67,492	*	Taylor Morrison Home Corp	1,731
107,044	*	Tempur Sealy International, Inc	2,890
69,223		Toll Brothers, Inc	3,009
20,867	*	TopBuild Corp	3,841
65,578	*	TRI Pointe Homes, Inc	1,131
28,980	*	Tupperware Brands Corp	939
110,698	*	Under Armour, Inc (Class A)	1,901
110,542	*	Under Armour, Inc (Class C)	1,645
10,905	*	Unifi, Inc	193
10,485	*	Universal Electronics, Inc	550
16,444	*	Vera Bradley, Inc	131
185,564		VF Corp	15,849
41,550	*	Vista Outdoor, Inc	987
34,621		Whirlpool Corp	6,249
48,726	e	Wolverine World Wide, Inc	1,523
44,122	*	YETI Holdings, Inc	3,021
		TOTAL CONSUMER DURABLES & APPAREL	328,944

CONSUMER SERVICES - 2.0%
25,118	*	Accel Entertainment, Inc	254
29,568	*	Adtalem Global Education, Inc	1,004
12,233	*	American Public Education, Inc	373
143,934		ARAMARK Holdings Corp	5,539
13,497	*	Bally’s Corp	678
769	*	Biglari Holdings, Inc (B Shares)	86
15,173		BJ’s Restaurants, Inc	584
44,145		Bloomin’ Brands, Inc	857
8,897	*	Bluegreen Vacations Holding Corp	120
43,510	*	Boyd Gaming Corp	1,867
36,213	*	Bright Horizons Family Solutions	6,265
25,489		Brinker International, Inc	1,442
102,314	*	Caesars Entertainment, Inc	7,599
276,948		Carnival Corp	5,999
11,838		Carriage Services, Inc	371
27,792	*	Carrols Restaurant Group, Inc	175
16,727	*	Century Casinos, Inc	107
31,824	e	Cheesecake Factory	1,179
72,467	*	Chegg, Inc	6,546
15,782	*	Chipotle Mexican Grill, Inc (Class A)	21,885
17,380		Choice Hotels International, Inc	1,855
20,586		Churchill Downs, Inc	4,010
12,474	*	Chuy’s Holdings, Inc	330
5,424		Collectors Universe	409
15,120		Cracker Barrel Old Country Store, Inc	1,995
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
77,856		Darden Restaurants, Inc	$9,274
16,608	e	Dave & Buster’s Entertainment, Inc	499
23,487	*	Del Taco Restaurants, Inc	213
41,277	*	Denny’s Corp	606
626		Dine Brands Global Inc.	36
21,807		Domino’s Pizza, Inc	8,362
14,501	*	El Pollo Loco Holdings, Inc	263
45,885	*	Everi Holdings, Inc	634
105,919		Extended Stay America, Inc	1,569
20,469	*	Fiesta Restaurant Group, Inc	233
11,421		Franchise Group, Inc	348
54,509	*	frontdoor, Inc	2,737
13,690	*,e	GAN Ltd	278
7,389	*	Golden Entertainment, Inc	147
1,652		Graham Holdings Co	881
26,419	*	Grand Canyon Education, Inc	2,460
98,961		H&R Block, Inc	1,570
49,665	*	Hilton Grand Vacations, Inc	1,557
156,658		Hilton Worldwide Holdings, Inc	17,430
76,812	*	Houghton Mifflin Harcourt Co	256
24,452		Hyatt Hotels Corp	1,816
36,131	e	International Game Technology plc	612
14,716	e	Jack in the Box, Inc	1,366
189,050		Las Vegas Sands Corp	11,267
62,559	*	Laureate Education, Inc	911
10,890	*	Lindblad Expeditions Holdings, Inc	186
153,692		Marriott International, Inc (Class A)	20,275
21,099		Marriott Vacations Worldwide Corp	2,895
424,335		McDonald’s Corp	91,054
281,649		MGM Resorts International	8,875
7,140	*	Monarch Casino & Resort, Inc	437
2,378		Nathan’s Famous, Inc	131
8,091	*	Noodles & Co	64
180,120	*,e	Norwegian Cruise Line Holdings Ltd	4,580
29,338		OneSpaWorld Holdings Ltd	298
18,811		Papa John’s International, Inc	1,596
88,526	*	Penn National Gaming, Inc	7,646
46,334	*	Perdoceo Education Corp	585
51,866	*	Planet Fitness, Inc	4,026
10,854	*	PlayAGS, Inc	78
6,547		RCI Hospitality Holdings, Inc	258
9,211	*,e	Red Robin Gourmet Burgers, Inc	177
37,399		Red Rock Resorts, Inc	937
27,109	*,e	Regis Corp	249
106,238		Royal Caribbean Cruises Ltd	7,935
21,790		Ruth’s Hospitality Group Inc	386
37,197	*	Scientific Games Corp (Class A)	1,543
30,308	*	SeaWorld Entertainment, Inc	957
95,406		Service Corp International	4,684
15,620	*	Shake Shack, Inc	1,324
48,601		Six Flags Entertainment Corp	1,657
663,287		Starbucks Corp	70,958
11,328		Strategic Education, Inc	1,080
26,055	*	Stride, Inc	553
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
21,327	*,e	Target Hospitality Corp	$34
75,406	*	Terminix Global Holdings, Inc	3,846
40,109		Texas Roadhouse, Inc (Class A)	3,135
23,348		Vail Resorts, Inc	6,513
41,530	*	Vivint Smart Home, Inc	862
107,288		Wendy’s	2,352
17,626		Wingstop, Inc	2,336
26,120	*	WW International Inc	637
42,519		Wyndham Destinations, Inc	1,907
51,637		Wyndham Hotels & Resorts, Inc	3,069
58,587		Wynn Resorts Ltd	6,610
221,986		Yum China Holdings, Inc	12,673
172,373		Yum! Brands, Inc	18,713
		TOTAL CONSUMER SERVICES	434,965

DIVERSIFIED FINANCIALS - 4.5%
24,496		Affiliated Managers Group, Inc	2,491
310,978		AGNC Investment Corp	4,851
8,948		Alerus Financial Corp	245
213,556		Ally Financial, Inc	7,615
374,015		American Express Co	45,222
66,165		Ameriprise Financial, Inc	12,858
802,434		Annaly Capital Management, Inc	6,781
70,479		Anworth Mortgage Asset Corp	191
68,911		Apollo Commercial Real Estate Finance, Inc	770
102,107		Apollo Global Management, Inc	5,001
61,262		Arbor Realty Trust, Inc	869
22,112		Ares Commercial Real Estate Corp	263
58,699		Ares Management Corp	2,762
16,506	*,e	Arlington Asset Investment Corp (Class A)	62
26,163		ARMOUR Residential REIT, Inc	282
32,135		Artisan Partners Asset Management, Inc	1,618
8,796	*	Assetmark Financial Holdings, Inc	213
4,316		Associated Capital Group, Inc	152
10,240		B. Riley Financial, Inc	453
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	340
446,938		Bank of New York Mellon Corp	18,968
1,072,481	*	Berkshire Hathaway, Inc (Class B)	248,676
166,153		BGC Partners, Inc (Class A)	665
83,440		BlackRock, Inc	60,205
73,790		Blackstone Mortgage Trust, Inc	2,031
30,473	*	Blucora, Inc	485
40,173		Brightsphere Investment Group, Inc	775
76,557		Broadmark Realty Capital, Inc	781
48,331	*	Cannae Holdings, Inc	2,140
259,824		Capital One Financial Corp	25,684
71,072		Capstead Mortgage Corp	413
69,672		Carlyle Group, Inc	2,190
68,387		CBOE Global Markets, Inc	6,368
788,627		Charles Schwab Corp	41,829
7,464		Cherry Hill Mortgage Investment Corp	68
94,757		Chimera Investment Corp	971
204,249		CME Group, Inc	37,184
15,440		Cohen & Steers, Inc	1,147
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,402		Colony Credit Real Estate, Inc	$56
18,127		Cowen Group, Inc	471
6,049	*,e	Credit Acceptance Corp	2,094
7,834		Curo Group Holdings Corp	112
2,179		Diamond Hill Investment Group, Inc	325
175,968		Discover Financial Services	15,930
19,156	*	Donnelley Financial Solutions, Inc	325
11,107		Dynex Capital, Inc	198
64,523		Eaton Vance Corp	4,383
17,423		Ellington Financial Inc	259
17,368	*,e	Encore Capital Group, Inc	676
23,911	*	Enova International, Inc	592
210,922		Equitable Holdings, Inc	5,397
22,566		Evercore Inc	2,474
38,445	*	Ezcorp, Inc (Class A)	184
21,287		Factset Research Systems, Inc	7,078
68,886		Federated Investors, Inc (Class B)	1,990
24,222		FirstCash, Inc	1,697
12,579	*	Focus Financial Partners, Inc	547
135,894		Franklin Resources, Inc	3,396
4,049		GAMCO Investors, Inc (Class A)	72
187,460		Goldman Sachs Group, Inc	49,435
31,227		Granite Point Mortgage Trust, Inc	312
9,250		Great Ajax Corp	97
33,057	*	Green Dot Corp	1,845
19,893		Greenhill & Co, Inc	242
18,233		Hamilton Lane, Inc	1,423
35,286	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,238
25,893		Houlihan Lokey, Inc	1,741
47,028		Interactive Brokers Group, Inc (Class A)	2,865
317,060		Intercontinental Exchange Group, Inc	36,554
215,498		Invesco Ltd	3,756
100,745	e	Invesco Mortgage Capital, Inc	341
121,590		Jefferies Financial Group, Inc	2,991
305,123		KKR & Co, Inc	12,354
7,773	e	KKR Real Estate Finance Trust, Inc	139
49,932		Ladder Capital Corp	488
61,713		Lazard Ltd (Class A)	2,610
42,896	*	LendingClub Corp	453
4,628	*,e	LendingTree, Inc	1,267
49,263		LPL Financial Holdings, Inc	5,134
21,047		MarketAxess Holdings, Inc	12,009
6,533		Marlin Business Services Corp	80
270,747		MFA Financial Inc	1,053
26,390		Moelis & Co	1,234
91,615		Moody’s Corp	26,590
756,450		Morgan Stanley	51,840
9,849		Morningstar, Inc	2,281
47,531		MSCI, Inc (Class A)	21,224
61,538		Nasdaq Inc	8,169
72,560		Navient Corp	713
14,990		Nelnet, Inc (Class A)	1,068
231,837		New Residential Investment Corp	2,304
225,109		New York Mortgage Trust, Inc	831
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
22,218	*,†	NewStar Financial, Inc	$5
107,408		Northern Trust Corp	10,004
37,084		OneMain Holdings, Inc	1,786
11,565	*	Oportun Financial Corp	224
7,363		Oppenheimer Holdings, Inc	231
23,694	e	Orchid Island Capital, Inc	124
47,765		PennyMac Mortgage Investment Trust	840
10,272		Piper Jaffray Cos	1,036
13,025		PJT Partners, Inc	980
33,753	*	PRA Group, Inc	1,339
36,804		PROG Holdings, Inc	1,983
9,591		Pzena Investment Management, Inc (Class A)	70
66,436		Raymond James Financial, Inc	6,356
11,012		Ready Capital Corp	137
49,700		Redwood Trust, Inc	436
8,577		Regional Management Corp	256
137,714		S&P Global, Inc	45,271
16,951	*	Safeguard Scientifics, Inc	108
57,054		Santander Consumer USA Holdings, Inc	1,256
10,879		Sculptor Capital Management, Inc	165
58,985		SEI Investments Co	3,390
5,338		Silvercrest Asset Management Group, Inc	74
211,103		SLM Corp	2,616
153,692		Starwood Property Trust, Inc	2,966
202,294		State Street Corp	14,723
11,043	*,e	StepStone Group, Inc	440
57,525		Stifel Financial Corp	2,903
11,369	*	StoneX Group, Inc	658
348,966		Synchrony Financial	12,113
127,026		T Rowe Price Group, Inc	19,230
7,897		TPG RE Finance Trust, Inc	84
49,135		Tradeweb Markets, Inc	3,068
174,270		Two Harbors Investment Corp	1,110
37,412		Virtu Financial, Inc	942
4,800		Virtus Investment Partners, Inc	1,042
63,062		Voya Financial, Inc	3,709
22,709		Waddell & Reed Financial, Inc (Class A)	578
28,538	e	Western Asset Mortgage Capital Corp	93
5,409		Westwood Holdings Group, Inc	78
84,317		WisdomTree Investments, Inc	451
4,248	*,e	World Acceptance Corp	434
		TOTAL DIVERSIFIED FINANCIALS	990,865

ENERGY - 2.1%
146,439		Antero Midstream Corp	1,129
132,421	*,e	Antero Resources Corp	722
241,520		Apache Corp	3,427
9,586	*	Arch Resources, Inc	420
85,865		Archrock, Inc	744
20,832		Ardmore Shipping Corp	68
372,296		Baker Hughes Co	7,762
36,376		Berry Petroleum Co LLC	134
14,562	*	Bonanza Creek Energy, Inc	281
10,396		Brigham Minerals, Inc	114
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
4,788	*	Bristow Group, Inc	$126
217,282		Cabot Oil & Gas Corp	3,537
16,011		Cactus, Inc	417
110,556	*	ChampionX Corp	1,692
138,494	*	Cheniere Energy, Inc	8,314
1,104,982		Chevron Corp	93,316
49,611		Cimarex Energy Co	1,861
96,211	*	Clean Energy Fuels Corp	756
126,418	*	CNX Resources Corp	1,365
109,609		Concho Resources, Inc	6,396
611,183		ConocoPhillips	24,441
20,666	*,e	CONSOL Energy, Inc	149
53,393	*,e	Contango Oil & Gas Co	122
32,957	e	Continental Resources, Inc	537
11,149		CVR Energy, Inc	166
26,329		Delek US Holdings, Inc	423
242,317		Devon Energy Corp	3,831
55,111		DHT Holdings, Inc	288
14,000	*	Diamond S Shipping Inc	93
90,044		Diamondback Energy, Inc	4,358
9,586		DMC Global, Inc	415
20,589	*	Dorian LPG Ltd	251
27,635	*	Dril-Quip, Inc	819
7,121	*	Earthstone Energy, Inc	38
155,692		EnCana Corp	2,236
56,201	*,e	Energy Fuels, Inc	239
335,801		EOG Resources, Inc	16,746
153,612		EQT Corp	1,952
246,829		Equitrans Midstream Corp	1,985
17,517		Evolution Petroleum Corp	50
23,313	*	Exterran Corp	103
2,423,945	d	Exxon Mobil Corp	99,915
24,885		Falcon Minerals Corp	78
36,662	*	Frank’s International NV	100
70,150	e	Frontline Ltd	436
69,477	*	Golar LNG Ltd	670
26,945	*,e	Green Plains Inc	355
500,751		Halliburton Co	9,464
100,808	*	Helix Energy Solutions Group, Inc	423
52,744		Helmerich & Payne, Inc	1,222
156,996		Hess Corp	8,288
97,848		HollyFrontier Corp	2,529
20,967		International Seaways, Inc	342
1,073,625		Kinder Morgan, Inc	14,676
234,852		Kosmos Energy Ltd	552
9,873		Liberty Oilfield Services, Inc	102
65,268	*	Magnolia Oil & Gas Corp	461
503,108		Marathon Oil Corp	3,356
370,118		Marathon Petroleum Corp	15,308
12,294	*	Matador Resources Co	148
19,934	*	Matrix Service Co	220
86,947		Murphy Oil Corp	1,052
4,061	e	Nabors Industries Ltd	236
3,180		Nacco Industries, Inc (Class A)	84
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
63,344	*	Newpark Resources, Inc	$122
76,759	*	NexTier Oilfield Solutions, Inc	264
68,002	e	Nordic American Tankers Ltd	201
256,371	*	Nov, Inc	3,520
468,293		Occidental Petroleum Corp	8,106
71,446	*	Oceaneering International, Inc	568
38,178	*	Oil States International, Inc	192
254,378		ONEOK, Inc	9,763
26,237	*	Overseas Shipholding Group, Inc	56
23,180	*	Par Pacific Holdings, Inc	324
177,587	e	Parsley Energy, Inc	2,522
150,779		Patterson-UTI Energy, Inc	793
14,770		PBF Energy, Inc	105
44,499	*	PDC Energy, Inc	914
10,090	*,e	Penn Virginia Corp	102
249,606		Phillips 66	17,457
93,446		Pioneer Natural Resources Co	10,643
48,018	*	ProPetro Holding Corp	355
139,657	*	Range Resources Corp	936
21,719	*	Renewable Energy Group, Inc	1,538
4,186	*	Rex American Resources Corp	308
42,512	*	RPC, Inc	134
794,502		Schlumberger Ltd	17,344
12,739	e	Scorpio Tankers, Inc	143
6,869	*	Select Energy Services, Inc	28
45,041		SFL Corp Ltd	283
80,594		SM Energy Co	493
6,855		Solaris Oilfield Infrastructure, Inc	56
271,987	*	Southwestern Energy Co	811
13,911	*	Talos Energy, Inc	115
141,390		Targa Resources Investments, Inc	3,730
39,279	*,e	Tellurian, Inc	50
16,234	*	Tidewater, Inc	140
95,169	*,e	Uranium Energy Corp	167
58,687		US Silica Holdings, Inc	412
233,145		Valero Energy Corp	13,189
14,396	*,e	W&T Offshore, Inc	31
695,357		Williams Cos, Inc	13,942
29,960		World Fuel Services Corp	934
284,313	*	WPX Energy, Inc	2,317
		TOTAL ENERGY	464,948

FOOD & STAPLES RETAILING - 1.3%
26,613	e	Albertsons Cos, Inc	468
19,849		Andersons, Inc	486
81,482	*	BJ’s Wholesale Club Holdings, Inc	3,038
22,168		Casey’s General Stores, Inc	3,960
14,374	*	Chefs’ Warehouse Holdings, Inc	369
253,108		Costco Wholesale Corp	95,366
32,707	*	Grocery Outlet Holding Corp	1,284
21,180	*	HF Foods Group Inc	159
10,217	e	Ingles Markets, Inc (Class A)	436
438,070		Kroger Co	13,913
6,410		Natural Grocers by Vitamin C	88
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
70,016	*	Performance Food Group Co	$3,333
14,866		Pricesmart, Inc	1,354
38,176	*,e	Rite Aid Corp	604
27,344		SpartanNash Co	476
72,919	*	Sprouts Farmers Market, Inc	1,466
284,759		SYSCO Corp	21,146
36,929	*	United Natural Foods, Inc	590
129,589	*	US Foods Holding Corp	4,317
4,843		Village Super Market (Class A)	107
408,367		Walgreens Boots Alliance, Inc	16,286
801,188		Walmart, Inc	115,491
4,684		Weis Markets, Inc	224
		TOTAL FOOD & STAPLES RETAILING	284,961

FOOD, BEVERAGE & TOBACCO - 3.0%
2,296		Alico, Inc	71
1,057,543		Altria Group, Inc	43,359
314,593		Archer-Daniels-Midland Co	15,859
48,393	e	B&G Foods, Inc (Class A)	1,342
29,996	*,e	Beyond Meat, Inc	3,750
4,644	*	Boston Beer Co, Inc (Class A)	4,617
21,579		Brown-Forman Corp (Class A)	1,585
99,618		Brown-Forman Corp (Class B)	7,913
82,637		Bunge Ltd	5,419
11,455		Calavo Growers, Inc	795
22,629	*	Cal-Maine Foods, Inc	849
99,585		Campbell Soup Co	4,815
20,431	*	Celsius Holdings, Inc	1,028
2,214,034		Coca-Cola Co	121,418
3,092		Coca-Cola Consolidated Inc	823
277,399		ConAgra Brands, Inc	10,058
91,830		Constellation Brands, Inc (Class A)	20,115
96,358	*	Darling International, Inc	5,558
5,320	*	Farmer Bros Co	25
103,413		Flowers Foods, Inc	2,340
20,613		Fresh Del Monte Produce, Inc	496
23,047	*	Freshpet, Inc	3,272
345,141		General Mills, Inc	20,294
50,738	*	Hain Celestial Group, Inc	2,037
81,896		Hershey Co	12,475
153,581		Hormel Foods Corp	7,158
57,996	*	Hostess Brands, Inc	849
34,138		Ingredion, Inc	2,686
10,369		J&J Snack Foods Corp	1,611
62,685		J.M. Smucker Co	7,246
5,780		John B. Sanfilippo & Son, Inc	456
142,937		Kellogg Co	8,895
255,737		Keurig Dr Pepper, Inc	8,184
370,323		Kraft Heinz Co	12,835
86,473		Lamb Weston Holdings, Inc	6,809
13,060		Lancaster Colony Corp	2,400
19,323	*	Landec Corp	210
8,386		Limoneira Co	140
142,822		McCormick & Co, Inc	13,654
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
9,193		MGP Ingredients, Inc	$433
100,662		Molson Coors Brewing Co (Class B)	4,549
804,955		Mondelez International, Inc	47,066
206,228	*	Monster Beverage Corp	19,072
8,574	e	National Beverage Corp	728
46,743	*	NewAge, Inc	123
789,734		PepsiCo, Inc	117,118
888,797		Philip Morris International, Inc	73,584
2,181	*	Pilgrim’s Pride Corp	43
35,377	*	Post Holdings, Inc	3,573
92,946		Primo Water Corp	1,457
11,652		Sanderson Farms, Inc	1,540
192		Seaboard Corp	582
5,451	*	Seneca Foods Corp	218
40,880	*	Simply Good Foods Co	1,282
11,646	e	Tootsie Roll Industries, Inc	346
29,630	*	TreeHouse Foods, Inc	1,259
4,760		Turning Point Brands, Inc	212
167,956		Tyson Foods, Inc (Class A)	10,823
13,804		Universal Corp	671
53,131		Vector Group Ltd	619
		TOTAL FOOD, BEVERAGE & TOBACCO	648,744

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
45,310	*	1Life Healthcare, Inc	1,978
993,393		Abbott Laboratories	108,767
25,665	*	Abiomed, Inc	8,321
56,824	*	Acadia Healthcare Co, Inc	2,856
18,841	*,e	Accelerate Diagnostics, Inc	143
6,707	*	Accolade, Inc	292
58,290	*	Accuray, Inc	243
5,674	*	Acutus Medical, Inc	163
14,403	*	AdaptHealth Corp	541
5,501	*	Addus HomeCare Corp	644
44,769	*	Align Technology, Inc	23,924
133,589	*	Allscripts Healthcare Solutions, Inc	1,929
31,277	*	Alphatec Holdings Inc	454
19,731	*	Amedisys, Inc	5,788
6,596	*	American Renal Associates Holdings, Inc	76
25,827	*,e	American Well Corp	654
83,564		AmerisourceBergen Corp	8,169
31,962	*	AMN Healthcare Services, Inc	2,181
26,107	*	Angiodynamics, Inc	400
104,354	*	Antares Pharma, Inc	416
142,553		Anthem, Inc	45,772
16,786	*	Apollo Medical Holdings, Inc	307
45,045	*,e	Aspira Women’s Health, Inc	302
22,609	*	AtriCure, Inc	1,259
1,019		Atrion Corp	654
33,829	*	Avanos Medical, Inc	1,552
18,090	*,e	AxoGen, Inc	324
9,978	*,e	Axonics Modulation Technologies, Inc	498
290,979		Baxter International, Inc	23,348
157,859		Becton Dickinson & Co	39,499
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,927	*	BioLife Solutions Inc	$316
19,708	*	BioTelemetry, Inc	1,421
815,131	*	Boston Scientific Corp	29,304
135,933	*	Brookdale Senior Living, Inc	602
25,974		Cantel Medical Corp	2,048
164,290		Cardinal Health, Inc	8,799
23,626	*	Cardiovascular Systems, Inc	1,034
6,101	*	Castle Biosciences, Inc	410
325,464	*	Centene Corp	19,538
170,053		Cerner Corp	13,346
71,510	*	Cerus Corp	495
138,891	*	Change Healthcare, Inc	2,590
9,197		Chemed Corp	4,898
202,918		Cigna Corp	42,243
15,433	*,e	Co-Diagnostics, Inc	144
49,106	*	Community Health Systems, Inc	365
8,700		Computer Programs & Systems, Inc	233
19,875	e	Conmed Corp	2,226
26,916		Cooper Cos, Inc	9,779
7,512	*	Corvel Corp	796
66,022	*	Covetrus, Inc	1,897
25,224	*	Cross Country Healthcare, Inc	224
23,064	*	CryoLife, Inc	545
16,944	*,e	CryoPort, Inc	743
10,004	*	Cutera, Inc	241
740,243		CVS Health Corp	50,559
19,235	*	CytoSorbents Corp	153
359,622		Danaher Corp	79,886
41,271	*	DaVita, Inc	4,845
130,875		Dentsply Sirona, Inc	6,853
53,725	*	DexCom, Inc	19,863
4,541	*	Eargo, Inc	204
348,603	*	Edwards Lifesciences Corp	31,803
54,203		Encompass Health Corp	4,482
25,058		Ensign Group, Inc	1,827
90,976	*	Envista Holdings Corp	3,069
27,058	*	Enzo Biochem, Inc	68
45,708	*	Evolent Health, Inc	733
7,703	*	Fulgent Genetics, Inc	401
30,765	*	GenMark Diagnostics, Inc	449
20,642	*	Glaukos Corp	1,553
48,523	*	Globus Medical, Inc	3,165
44,457	*	Guardant Health, Inc	5,730
31,065	*	Haemonetics Corp	3,689
23,398	*	Hanger Inc	514
151,759		HCA Healthcare, Inc	24,958
11,667	*	Health Catalyst, Inc	508
41,555	*	HealthEquity, Inc	2,897
18,780	*	HealthStream, Inc	410
82,116	*	Henry Schein, Inc	5,490
4,605	*	Heska Corp	671
36,164		Hill-Rom Holdings, Inc	3,543
44,045	*	HMS Holdings Corp	1,619
143,873	*	Hologic, Inc	10,478
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
75,223		Humana, Inc	$30,862
10,885	*	ICU Medical, Inc	2,335
49,115	*	IDEXX Laboratories, Inc	24,551
4,432	*	Inari Medical, Inc	387
12,244	*	Inogen, Inc	547
43,464	*	Inovalon Holdings, Inc	790
15,579	*	Inspire Medical Systems, Inc	2,930
38,127	*	Insulet Corp	9,746
22,691	*	Integer Holding Corp	1,842
34,017	*	Integra LifeSciences Holdings Corp	2,208
4,136	*	IntriCon Corp	75
66,007	*	Intuitive Surgical, Inc	54,000
23,110		Invacare Corp	207
16,105	*	iRhythm Technologies, Inc	3,820
53,982	*	Laboratory Corp of America Holdings	10,988
34,223	*	Lantheus Holdings, Inc	462
9,523		LeMaitre Vascular, Inc	386
9,155	*	LENSAR, Inc	66
17,004	*	LHC Group, Inc	3,627
33,006	*	LivaNova plc	2,185
16,931	*	Magellan Health Services, Inc	1,403
29,131	*	Masimo Corp	7,818
90,561		McKesson Corp	15,750
43,753	*	MEDNAX, Inc	1,074
767,831		Medtronic plc	89,944
31,965	*	Meridian Bioscience, Inc	597
35,220	*	Merit Medical Systems, Inc	1,955
2,255		Mesa Laboratories, Inc	646
33,870	*	Molina Healthcare, Inc	7,203
7,753		National Healthcare Corp	515
5,598		National Research Corp	239
24,197	*	Natus Medical, Inc	485
35,733	*	Neogen Corp	2,834
19,942	*	Nevro Corp	3,452
37,773	*	NextGen Healthcare, Inc	689
54,721	*	Novocure Ltd	9,469
36,380	*	NuVasive, Inc	2,049
10,001	*	Oak Street Health, Inc	612
26,681	*	Omnicell, Inc	3,202
4,594	*,e	Ontrak, Inc	284
8,440	*	OptimizeRx Corp	263
21,564	*	Option Care Health, Inc	337
40,487	*	OraSure Technologies, Inc	429
12,159	*	Orthofix Medical Inc	523
5,177	*,e	OrthoPediatrics Corp	214
5,659	*	Outset Medical, Inc	322
43,714		Owens & Minor, Inc	1,182
57,408		Patterson Cos, Inc	1,701
17,723	*	Pennant Group, Inc	1,029
17,918	*	Penumbra, Inc	3,136
5,304	*,e	PetIQ, Inc	204
16,748	*	Phreesia, Inc	909
69,502		Premier, Inc	2,439
15,686	*	Progyny, Inc	665
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,662	*	Providence Service Corp	$1,201
6,596	*	Pulmonx Corp	455
1,366	*	Pulse Biosciences, Inc	33
76,286		Quest Diagnostics, Inc	9,091
20,943	*	Quidel Corp	3,762
36,034	*	Quotient Ltd	188
72,154	*	R1 RCM, Inc	1,733
25,914	*	RadNet, Inc	507
83,296		Resmed, Inc	17,705
37,335	*,e	Rockwell Medical, Inc	38
17,095	*	Schrodinger, Inc	1,354
15,644	*	SeaSpine Holdings Corp	273
77,335	*	Select Medical Holdings Corp	2,139
15,867	*	Shockwave Medical Inc	1,646
10,272	*	SI-BONE, Inc	307
10,185	*,e	Sientra, Inc	40
18,916	*	Silk Road Medical Inc	1,191
7,680		Simulations Plus, Inc	552
26,141	*	Staar Surgical Co	2,071
46,976		STERIS plc	8,904
199,607		Stryker Corp	48,912
38,631	*	Surgalign Holdings, Inc	85
13,353	*	Surgery Partners, Inc	387
10,275	*	SurModics, Inc	447
6,560	*,e	Tabula Rasa HealthCare, Inc	281
6,719	*	Tactile Systems Technology, Inc	302
35,006	*	Tandem Diabetes Care, Inc	3,349
60,341	*,e	Teladoc, Inc	12,066
26,634		Teleflex, Inc	10,962
59,665	*	Tenet Healthcare Corp	2,382
30,967	*	Tivity Health, Inc	607
11,786	*	Transmedics Group, Inc	235
18,960	*	Triple-S Management Corp (Class B)	405
539,323		UnitedHealth Group, Inc	189,130
44,084		Universal Health Services, Inc (Class B)	6,062
9,158	e	US Physical Therapy, Inc	1,101
2,349	e	Utah Medical Products, Inc	198
7,211	*,e	Vapotherm, Inc	194
27,229	*	Varex Imaging Corp	454
49,189	*	Varian Medical Systems, Inc	8,609
77,535	*	Veeva Systems, Inc	21,109
20,450	*	Viemed Healthcare, Inc	159
19,827	*,e	ViewRay, Inc	76
20,093	*	Vocera Communications, Inc	834
44,107		West Pharmaceutical Services, Inc	12,496
120,493		Zimmer Biomet Holdings, Inc	18,567
9,856	*,e	Zynex Inc	133
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,404,430

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
25,021	*	BellRing Brands, Inc	608
7,431	*	Central Garden & Pet Co	287
24,471	*	Central Garden and Pet Co (Class A)	889
139,764		Church & Dwight Co, Inc	12,192
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
72,404		Clorox Co	$14,620
476,899		Colgate-Palmolive Co	40,780
215,270		Coty, Inc	1,511
41,449		Edgewell Personal Care Co	1,433
15,146	*	elf Beauty, Inc	382
37,105		Energizer Holdings, Inc	1,565
126,654		Estee Lauder Cos (Class A)	33,714
48,450	*	Herbalife Nutrition Ltd	2,328
12,258		Inter Parfums, Inc	741
191,893		Kimberly-Clark Corp	25,873
7,966		Medifast, Inc	1,564
5,868	*	Nature’s Sunshine Products, Inc	88
36,417		Nu Skin Enterprises, Inc (Class A)	1,989
3,981		Oil-Dri Corp of America	136
1,388,672		Procter & Gamble Co	193,220
8,319	*	Revlon, Inc (Class A)	99
29,272		Reynolds Consumer Products Inc	879
27,100		Spectrum Brands Holdings, Inc	2,140
8,349	*	USANA Health Sciences, Inc	644
30,185	*	Veru, Inc	261
7,178		WD-40 Co	1,907
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	339,850

INSURANCE - 2.1%
409,580		Aflac, Inc	18,214
8,152		Alleghany Corp	4,921
169,524		Allstate Corp	18,636
32,424	*	AMBAC Financial Group, Inc	499
39,602		American Equity Investment Life Holding Co	1,095
43,725		American Financial Group, Inc	3,831
496,335		American International Group, Inc	18,791
5,469		American National Group, Inc	526
13,468		Amerisafe, Inc	773
131,957		Aon plc	27,879
229,608	*	Arch Capital Group Ltd	8,282
24,041	*	Argo Group International Holdings Ltd	1,051
108,100		Arthur J. Gallagher & Co	13,373
35,672		Assurant, Inc	4,859
36,683		Assured Guaranty Ltd	1,155
53,840	*	Athene Holding Ltd	2,323
49,119		Axis Capital Holdings Ltd	2,475
37,914	*	Brighthouse Financial, Inc	1,373
131,778		Brown & Brown, Inc	6,248
11,865	*	BRP Group, Inc	356
259,826		Chubb Ltd	39,992
89,646		Cincinnati Financial Corp	7,832
32,879	*,e	Citizens, Inc (Class A)	188
6,112		CNA Financial Corp	238
66,761		Conseco, Inc	1,484
7,812		Donegal Group, Inc (Class A)	110
15,165	*	eHealth, Inc	1,071
23,170		Employers Holdings, Inc	746
5,156	*	Enstar Group Ltd	1,056
15,223		Erie Indemnity Co (Class A)	3,739
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
24,282		Everest Re Group Ltd	$5,684
7,071		FBL Financial Group, Inc (Class A)	371
10,321		FedNat Holding Co	61
156,733		Fidelity National Financial Inc	6,127
67,815		First American Financial Corp	3,501
311,286	*	Genworth Financial, Inc (Class A)	1,177
59,180		Globe Life, Inc	5,620
24,045	*	GoHealth, Inc	328
6,616		Goosehead Insurance, Inc	825
20,683	*,e	Greenlight Capital Re Ltd (Class A)	151
15,929		Hanover Insurance Group, Inc	1,862
216,161		Hartford Financial Services Group, Inc	10,588
5,533		HCI Group, Inc	289
18,411		Heritage Insurance Holdings, Inc	187
29,606		Horace Mann Educators Corp	1,245
5,237		Independence Holding Co	215
1,119		Investors Title Co	171
12,617		James River Group Holdings Ltd	620
38,336		Kemper Corp	2,945
10,502		Kinsale Capital Group, Inc	2,102
7,374	*,e	Lemonade, Inc	903
108,445		Lincoln National Corp	5,456
126,990		Loews Corp	5,717
7,794	*	Markel Corp	8,054
287,780		Marsh & McLennan Cos, Inc	33,670
59,989	*	MBIA, Inc	395
20,342		Mercury General Corp	1,062
431,658		Metlife, Inc	20,266
35,673		National General Holdings Corp	1,219
1,551		National Western Life Group, Inc	320
7,308	*	NI Holdings, Inc	120
128,828		Old Republic International Corp	2,539
7,880	*	Palomar Holdings, Inc	700
23,895		Primerica, Inc	3,200
160,225		Principal Financial Group	7,949
37,307		ProAssurance Corp	664
332,906		Progressive Corp	32,918
6,904		Protective Insurance Corp	95
227,351		Prudential Financial, Inc	17,749
37,637		Reinsurance Group of America, Inc (Class A)	4,362
28,312		RenaissanceRe Holdings Ltd	4,695
23,570		RLI Corp	2,455
11,093		Safety Insurance Group, Inc	864
35,222		Selective Insurance Group, Inc	2,359
18,354	*	Selectquote, Inc	381
11,039		State Auto Financial Corp	196
15,315		Stewart Information Services Corp	741
51,271	*	Third Point Reinsurance Ltd	488
22,143		Tiptree Inc	111
142,016		Travelers Cos, Inc	19,935
15,868	*	Trupanion, Inc	1,900
16,104		United Fire Group Inc	404
12,682		United Insurance Holdings Corp	73
22,402		Universal Insurance Holdings, Inc	339
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
87,659		Unum Group	$2,011
83,367		W.R. Berkley Corp	5,537
13,074	*	Watford Holdings Ltd	452
1,751		White Mountains Insurance Group Ltd	1,752
73,934		Willis Towers Watson plc	15,576
		TOTAL INSURANCE	444,812

MATERIALS - 2.8%
15,014		Advanced Emissions Solutions, Inc	83
22,501	*	AdvanSix, Inc	450
126,056		Air Products & Chemicals, Inc	34,441
60,026		Albemarle Corp	8,855
122,406	*	Alcoa Corp	2,821
78,013	*	Allegheny Technologies, Inc	1,308
907,892		Amcor plc	10,686
20,501		American Vanguard Corp	318
41,780	*,e	Amyris, Inc	258
36,989		Aptargroup, Inc	5,063
57,334	*	Arconic Corp	1,709
13,288		Ardagh Group S.A.	229
36,159		Ashland Global Holdings, Inc	2,864
47,576		Avery Dennison Corp	7,380
58,890		Avient Corp	2,372
113,646	*	Axalta Coating Systems Ltd	3,245
19,086		Balchem Corp	2,199
184,827		Ball Corp	17,222
67,446	*	Berry Global Group, Inc	3,790
27,727		Boise Cascade Co	1,325
31,457		Cabot Corp	1,412
31,590		Carpenter Technology Corp	920
63,694		Celanese Corp (Series A)	8,276
36,798	*	Century Aluminum Co	406
127,807		CF Industries Holdings, Inc	4,947
5,158		Chase Corp	521
72,704		Chemours Co	1,802
11,678	*	Clearwater Paper Corp	441
234,932	e	Cleveland-Cliffs, Inc	3,421
119,550	*	Coeur Mining, Inc	1,237
66,530		Commercial Metals Co	1,367
20,319		Compass Minerals International, Inc	1,254
423,054		Corteva, Inc	16,381
68,490	*	Crown Holdings, Inc	6,863
32,116		Domtar Corp	1,016
426,068		Dow, Inc	23,647
429,890		DuPont de Nemours, Inc	30,569
18,480		Eagle Materials, Inc	1,873
73,320		Eastman Chemical Co	7,353
141,037		Ecolab, Inc	30,515
111,084		Element Solutions, Inc	1,970
60,041	*	Ferro Corp	878
47,286	*,†	Ferroglobe plc	0
71,763		FMC Corp	8,248
16,526	*	Forterra, Inc	284
814,176		Freeport-McMoRan, Inc (Class B)	21,185
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
17,819		FutureFuel Corp	$226
23,656	*	GCP Applied Technologies, Inc	559
32,454		Glatfelter Corp	532
39,231		Gold Resource Corp	114
145,764		Graphic Packaging Holding Co	2,469
18,292		Greif, Inc (Class A)	858
3,993		Greif, Inc (Class B)	193
34,325		H.B. Fuller Co	1,781
7,923		Hawkins, Inc	414
9,402		Haynes International, Inc	224
335,463		Hecla Mining Co	2,174
119,837		Huntsman Corp	3,013
30,403	*	Ingevity Corp	2,302
11,273		Innospec, Inc	1,023
60,340	e	International Flavors & Fragrances, Inc	6,567
235,393		International Paper Co	11,704
6,735	*	Intrepid Potash, Inc	163
12,178		Kaiser Aluminum Corp	1,204
15,231	*	Koppers Holdings, Inc	475
21,628	*	Kraton Corp	601
14,288		Kronos Worldwide, Inc	213
298,297		Linde plc	78,604
93,236	*	Livent Corp	1,757
61,245		Louisiana-Pacific Corp	2,276
145,406		LyondellBasell Industries NV	13,328
37,207		Martin Marietta Materials, Inc	10,566
14,781		Materion Corp	942
23,990		Minerals Technologies, Inc	1,490
201,587		Mosaic Co	4,639
18,118		Myers Industries, Inc	376
10,909		Neenah Inc	603
2,464		NewMarket Corp	981
464,145		Newmont Goldcorp Corp	27,798
149,512	*	Novagold Resources Inc	1,446
162,746		Nucor Corp	8,656
90,414		O-I Glass, Inc	1,076
85,291		Olin Corp	2,095
6,559		Olympic Steel, Inc	87
38,461		Orion Engineered Carbons SA	659
58,185		Packaging Corp of America	8,024
22,477	*	Pactiv Evergreen, Inc	408
131,569		PPG Industries, Inc	18,975
20,162		PQ Group Holdings, Inc	287
9,399		Quaker Chemical Corp	2,382
31,957	*	Rayonier Advanced Materials, Inc	208
31,705		Reliance Steel & Aluminum Co	3,797
41,577		Royal Gold, Inc	4,422
68,580		RPM International, Inc	6,226
8,418	*	Ryerson Holding Corp	115
19,399		Schnitzer Steel Industries, Inc (Class A)	619
20,766		Schweitzer-Mauduit International, Inc	835
24,552		Scotts Miracle-Gro Co (Class A)	4,889
93,004		Sealed Air Corp	4,259
23,291		Sensient Technologies Corp	1,718
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
46,890		Sherwin-Williams Co	$34,460
30,024		Silgan Holdings, Inc	1,113
46,787		Sonoco Products Co	2,772
40,287		Southern Copper Corp (NY)	2,623
120,908		Steel Dynamics, Inc	4,458
14,267		Stepan Co	1,702
45,056	*	Summit Materials, Inc	905
48,451		SunCoke Energy, Inc	211
29,755	*	TimkenSteel Corp	139
15,246	*	Trecora Resources	107
19,671		Tredegar Corp	328
23,427		Trinseo S.A.	1,200
47,159		Tronox Holdings plc	689
4,630	*	UFP Technologies, Inc	216
1,357		United States Lime & Minerals, Inc	155
113,186	e	United States Steel Corp	1,898
11,048	*	US Concrete, Inc	442
92,954		Valvoline, Inc	2,151
22,885		Verso Corp	275
75,562		Vulcan Materials Co	11,207
11,178		Warrior Met Coal, Inc	238
24,489		Westlake Chemical Corp	1,998
148,721		WestRock Co	6,474
13,987		Worthington Industries, Inc	718
32,691		WR Grace and Co	1,792
		TOTAL MATERIALS	613,027

MEDIA & ENTERTAINMENT - 8.3%
438,946		Activision Blizzard, Inc	40,756
171,198	*	Alphabet, Inc (Class A)	300,048
165,817	*	Alphabet, Inc (Class C)	290,492
155,026	*	Altice USA, Inc	5,871
39,663	e	AMC Entertainment Holdings, Inc	84
16,067	*,e	AMC Networks, Inc	575
3,042		Cable One, Inc	6,777
15,383	*,e	Cardlytics, Inc	2,196
51,402	*	Cargurus, Inc	1,631
51,951	*	Cars.com, Inc	587
82,026	*	Charter Communications, Inc	54,264
76,895	e	Cinemark Holdings, Inc	1,339
2,579,434		Comcast Corp (Class A)	135,162
31,610	*	comScore, Inc	79
772	*	Daily Journal Corp	312
89,117	*,e	Discovery, Inc (Class A)	2,682
165,600	*	Discovery, Inc (Class C)	4,337
139,918	*	DISH Network Corp (Class A)	4,525
162,180		Electronic Arts, Inc	23,289
11,002		Emerald Holding, Inc	60
88,350		Entercom Communications Corp (Class A)	218
50,932		Entravision Communications Corp (Class A)	140
20,620	*,e	Eros International plc	38
23,593	*,e	Eventbrite Inc	427
8,345	*	EverQuote Inc	312
42,935		EW Scripps Co (Class A)	656
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
1,369,860	*	Facebook, Inc	$374,191
10,504	*	Fluent, Inc	56
186,618		Fox Corp (Class A)	5,434
87,909		Fox Corp (Class B)	2,539
6,584	*	Gaia, Inc	65
54,344	*	Glu Mobile, Inc	490
46,930	*	Gray Television, Inc	840
11,523	*	Hemisphere Media Group, Inc	119
35,623	*,e	iHeartMedia, Inc	462
42,177	*	Imax Corp	760
230,004		Interpublic Group of Cos, Inc	5,410
30,218		John Wiley & Sons, Inc (Class A)	1,380
7,655	*,e	Liberty Braves Group (Class A)	190
25,374	*	Liberty Braves Group (Class C)	631
12,929	*	Liberty Broadband Corp (Class A)	2,037
89,605	*	Liberty Broadband Corp (Class C)	14,191
15,619	*	Liberty Media Group (Class A)	593
123,792	*	Liberty Media Group (Class C)	5,274
50,898	*	Liberty SiriusXM Group (Class A)	2,198
98,761	*	Liberty SiriusXM Group (Class C)	4,297
53,282	*	Liberty TripAdvisor Holdings, Inc	231
37,150	*,e	Lions Gate Entertainment Corp (Class A)	422
71,817	*	Lions Gate Entertainment Corp (Class B)	745
88,266	*	Live Nation, Inc	6,486
9,932		Loral Space & Communications, Inc	208
13,200	*	Madison Square Garden Co	2,430
13,200	*	Madison Square Garden Entertainment Corp	1,387
14,211		Marcus Corp	192
128,028	*	Match Group, Inc	19,357
6,104	*	MediaAlpha, Inc	238
5,731		Meredith Corp	110
43,336	*	MSG Networks, Inc	639
46,358		National CineMedia, Inc	172
244,561	*	Netflix, Inc	132,241
89,935		New York Times Co (Class A)	4,656
232,243		News Corp (Class A)	4,173
86,319		News Corp (Class B)	1,534
19,748		Nexstar Media Group Inc	2,156
120,575		Omnicom Group, Inc	7,520
226,806	*	Pinterest, Inc	14,947
20,643	*	QuinStreet, Inc	443
61,383	*	Roku, Inc	20,380
3,161		Saga Communications, Inc	76
19,984		Scholastic Corp	500
42,650	e	Sinclair Broadcast Group, Inc (Class A)	1,358
604,849	e	Sirius XM Holdings, Inc	3,853
76,607	*	Spotify Technology S.A.	24,105
65,316	*	Take-Two Interactive Software, Inc	13,572
12,153	*	TechTarget, Inc	718
119,764		TEGNA, Inc	1,671
15,283		Tribune Publishing Co	209
71,015	*	TripAdvisor, Inc	2,044
44,667	*	TrueCar, Inc	188
447,169	*	Twitter, Inc	24,214
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
4,594		ViacomCBS, Inc (Class A)	$174
313,588		ViacomCBS, Inc (Class B)	11,684
1,035,094	*	Walt Disney Co	187,538
15,148	*	WideOpenWest, Inc	162
27,047		World Wrestling Entertainment, Inc (Class A)	1,300
41,665	*	Yelp, Inc	1,361
30,754	*	Zillow Group, Inc (Class A)	4,181
82,774	*	Zillow Group, Inc (Class C)	10,744
549,506	*	Zynga, Inc	5,424
		TOTAL MEDIA & ENTERTAINMENT	1,813,757

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
32,568	*	10X Genomics, Inc	4,612
1,015,069		AbbVie, Inc	108,765
35,579	*	Abeona Therapeutics, Inc	56
70,913	*	Acadia Pharmaceuticals, Inc	3,791
27,490	*	Acceleron Pharma, Inc	3,517
41,261	*	Adaptive Biotechnologies Corp	2,440
42,500	*,e	ADMA Biologics, Inc	83
36,900	*	Adverum Biotechnologies, Inc	400
25,056	*	Aeglea BioTherapeutics, Inc	197
21,807	*	Aerie Pharmaceuticals, Inc	295
43,765	*	Affimed NV	255
56,789	*	Agenus, Inc	181
179,262		Agilent Technologies, Inc	21,241
34,493	*	Agios Pharmaceuticals, Inc	1,495
62,063	*	Akebia Therapeutics, Inc	174
6,662	*	Akero Therapeutics, Inc	172
8,375	*	Akouos, Inc	166
6,175	*	Albireo Pharma, Inc	232
34,164	*,†	Alder Biopharmaceuticals Inc	30
19,353	*	Alector, Inc	293
124,174	*	Alexion Pharmaceuticals, Inc	19,401
110,420	*	Alkermes plc	2,203
12,247	*	Allakos, Inc	1,715
28,864	*	Allogene Therapeutics, Inc	728
10,335	*	Allovir, Inc	397
68,830	*	Alnylam Pharmaceuticals, Inc	8,946
5,521	*	ALX Oncology Holdings, Inc	476
333,636		Amgen, Inc	76,710
151,298	*	Amicus Therapeutics, Inc	3,493
53,162	*,e	Amneal Pharmaceuticals, Inc	243
25,774	*	Amphastar Pharmaceuticals, Inc	518
12,566	*	AnaptysBio, Inc	270
30,524	*,e	Anavex Life Sciences Corp	165
5,767	*	ANI Pharmaceuticals, Inc	167
10,943	*	Anika Therapeutics, Inc	495
8,875	*	Annexon, Inc	222
43,255	*	Apellis Pharmaceuticals, Inc	2,474
7,158	*	Applied Molecular Transport, Inc	220
2,776	*	Applied Therapeutics, Inc	61
4,282	*,e	Aprea Therapeutics, Inc	21
7,756	*	Arcturus Therapeutics Holdings, Inc	336
20,717	*	Arcus Biosciences, Inc	538
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,644	*,e	Arcutis Biotherapeutics, Inc	$159
22,973	*	Ardelyx, Inc	149
33,642	*	Arena Pharmaceuticals, Inc	2,585
58,978	*	Arrowhead Pharmaceuticals Inc	4,525
11,368	*	Arvinas, Inc	965
10,043	*	Assembly Biosciences, Inc	61
34,194	*	Atara Biotherapeutics, Inc	671
8,237	*	Atea Pharmaceuticals, Inc	344
28,525	*	Athenex, Inc	315
52,762	*,e	Athersys, Inc	92
7,303	*	Athira Pharma, Inc	250
12,676	*	Atreca, Inc	205
284,322	*	Avantor, Inc	8,004
33,858	*	Avid Bioservices, Inc	391
9,645	*	Avidity Biosciences, Inc	246
13,157	*	Avrobio, Inc	183
15,727	*	Axsome Therapeutics, Inc	1,281
22,668	*,e	Beam Therapeutics, Inc	1,851
5,427	*	Berkeley Lights, Inc	485
68,998	*	BioCryst Pharmaceuticals, Inc	514
52,671	*	BioDelivery Sciences International, Inc	221
87,789	*	Biogen, Inc	21,496
28,080	*	Biohaven Pharmaceutical Holding Co Ltd	2,407
108,133	*	BioMarin Pharmaceutical, Inc	9,482
12,637	*	Bio-Rad Laboratories, Inc (Class A)	7,367
23,799		Bio-Techne Corp	7,557
6,302	*	Bioxcel Therapeutics Inc	291
7,321	*	Black Diamond Therapeutics, Inc	235
33,689	*	Bluebird Bio, Inc	1,458
28,144	*	Blueprint Medicines Corp	3,156
15,901	*,e	BrainStorm Cell Therapeutics, Inc	72
46,072	*,e	Bridgebio Pharma, Inc	3,276
1,304,669		Bristol-Myers Squibb Co	80,929
63,170		Bruker BioSciences Corp	3,419
21,820	*	Calithera Biosciences, Inc	107
5,849	*,e	Calyxt, Inc	25
19,366	*,e	Cara Therapeutics, Inc	293
21,908	*	CareDx, Inc	1,587
33,837	*	CASI Pharmaceuticals, Inc	100
90,837	*	Catalent, Inc	9,453
50,782	*	Catalyst Pharmaceuticals, Inc	170
20,222	*,e	CEL-SCI Corp	236
27,950	*	Charles River Laboratories International, Inc	6,984
26,464	*	ChemoCentryx, Inc	1,639
21,853	*	Chiasma, Inc	95
30,594	*	Chimerix, Inc	148
7,917	*	Chinook Therapeutics, Inc	126
28,650	*,e	Clovis Oncology, Inc	137
23,538	*	Codexis, Inc	514
27,864	*	Coherus Biosciences, Inc	484
16,286	*	Collegium Pharmaceutical, Inc	326
11,239	*	Concert Pharmaceuticals, Inc	142
9,720	*	Constellation Pharmaceuticals, Inc	280
32,828	*	Corbus Pharmaceuticals Holdings, Inc	41
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
65,375	*	Corcept Therapeutics, Inc	$1,710
7,159	*,e	Cortexyme Inc	199
16,128	*	Crinetics Pharmaceuticals, Inc	228
11,975	*	Cue Biopharma, Inc	150
39,943	*	Cymabay Therapeutics, Inc	229
30,153	*	Cytokinetics, Inc	627
21,311	*	CytomX Therapeutics, Inc	140
22,263	*	Deciphera Pharmaceuticals, Inc	1,271
35,588	*	Denali Therapeutics, Inc	2,981
30,105	*	Dicerna Pharmaceuticals, Inc	663
117,742	*	Durect Corp	244
35,256	*,e	Dynavax Technologies Corp	157
6,368	*	Eagle Pharmaceuticals, Inc	297
35,681	*,e	Editas Medicine, Inc	2,502
10,671	*	Eidos Therapeutics, Inc	1,404
14,062	*	Eiger BioPharmaceuticals, Inc	173
242,355	*	Elanco Animal Health, Inc	7,433
482,415		Eli Lilly & Co	81,451
14,575	*,e	Eloxx Pharmaceuticals, Inc	58
24,015	*	Emergent Biosolutions, Inc	2,152
11,786	*	Enanta Pharmaceuticals, Inc	496
161,263	*	Endo International plc	1,158
56,660	*,e	Epizyme, Inc	615
9,694	*,e	Esperion Thereapeutics, Inc	252
13,985	*,e	Evofem Biosciences Inc	34
85,635	*	Exact Sciences Corp	11,346
189,826	*	Exelixis, Inc	3,810
42,216	*,e	Fate Therapeutics, Inc	3,839
50,667	*	FibroGen, Inc	1,879
19,800	*	Five Prime Therapeutics, Inc	337
19,463	*,e	Flexion Therapeutics, Inc	225
20,851	*	Fluidigm Corp	125
9,293	*	Forma Therapeutics Holdings, Inc	324
16,778	*,e	Frequency Therapeutics, Inc	592
20,311	*	G1 Therapeutics, Inc	365
7,088	*	Generation Bio Co	201
114,325	*,e	Geron Corp	182
719,115		Gilead Sciences, Inc	41,896
36,433	*	Global Blood Therapeutics, Inc	1,578
22,784	*	GlycoMimetics, Inc	86
12,922	*	Gossamer Bio, Inc	125
79,065	*	Halozyme Therapeutics, Inc	3,377
52,161	*,e	Heron Therapeutics, Inc	1,104
11,341	*	Homology Medicines, Inc	128
109,952	*	Horizon Therapeutics Plc	8,043
2,211	*,e	IGM Biosciences, Inc	195
83,999	*	Illumina, Inc	31,080
65,469	*	Immunogen, Inc	422
11,380	*	Immunovant, Inc	526
110,207	*	Incyte Corp	9,586
4,616	*	Inhibrx, Inc	152
55,553	*	Innoviva, Inc	688
85,599	*,e	Inovio Pharmaceuticals, Inc	758
60,247	*	Insmed, Inc	2,006
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
28,468	*	Intellia Therapeutics, Inc	$1,549
12,921	*	Intercept Pharmaceuticals, Inc	319
18,642	*	Intersect ENT, Inc	427
25,348	*	Intra-Cellular Therapies, Inc	806
68,678	*,e	Invitae Corp	2,871
79,163	*	Ionis Pharmaceuticals, Inc	4,476
74,052	*	Iovance Biotherapeutics, Inc	3,436
110,831	*	IQVIA Holdings, Inc	19,858
95,014	*	Ironwood Pharmaceuticals, Inc	1,082
26,875	*	IVERIC bio, Inc	186
32,370	*	Jazz Pharmaceuticals plc	5,343
1,510,254		Johnson & Johnson	237,684
4,482	*	Jounce Therapeutics, Inc	31
47,099	*	Kadmon Holdings, Inc	195
5,857	*,e	Kala Pharmaceuticals, Inc	40
9,228	*	Karuna Therapeutics, Inc	937
46,110	*,e	Karyopharm Therapeutics, Inc	714
4,158	*	Keros Therapeutics, Inc	293
15,620	*	Kindred Biosciences, Inc	67
11,321	*	Kiniksa Pharmaceuticals Ltd	200
15,063	*,e	Kodiak Sciences, Inc	2,213
8,299	*	Kronos Bio, Inc	248
5,660	*	Krystal Biotech Inc	340
31,598	*	Kura Oncology, Inc	1,032
5,728	*	Kymera Therapeutics, Inc	355
12,410	*,e	La Jolla Pharmaceutical Co	48
19,506	*,e	Lannett Co, Inc	127
30,110	*,e	Lexicon Pharmaceuticals, Inc	103
8,586	*,e	Ligand Pharmaceuticals, Inc (Class B)	854
31,134		Luminex Corp	720
23,459	*	MacroGenics, Inc	536
3,934	*,e	Madrigal Pharmaceuticals, Inc	437
94,899	*	MannKind Corp	297
6,168	*,e	Marinus Pharmaceuticals, Inc	75
22,034	*,e	MediciNova, Inc	116
17,824	*	Medpace Holdings, Inc	2,481
61,495	*	MEI Pharma, Inc	162
10,086	*	MeiraGTx Holdings plc	153
1,450,999		Merck & Co, Inc	118,692
27,294	*	Mersana Therapeutics, Inc	726
13,612	*	Mettler-Toledo International, Inc	15,513
18,922	*	Minerva Neurosciences, Inc	44
21,876	*	Mirati Therapeutics, Inc	4,805
160,850	*	Moderna, Inc	16,804
33,966	*	Molecular Templates, Inc	319
8,159	*	Morphic Holding, Inc	274
46,607	*	Myriad Genetics, Inc	922
22,499	*	NanoString Technologies, Inc	1,505
17,123	*,e	NantKwest, Inc	228
39,201	*	Natera, Inc	3,901
106,507	*	Nektar Therapeutics	1,811
58,635	*	NeoGenomics, Inc	3,157
17,673	*	Neoleukin Therapeutics, Inc	249
57,167	*	Neurocrine Biosciences, Inc	5,479
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,857	*	NextCure Inc	$97
15,360	*,e	NGM Biopharmaceuticals Inc	465
9,374	*	Nkarta, Inc	576
34,678	*,e	Novavax, Inc	3,867
6,406	*	Nurix Therapeutics, Inc	211
13,115	*	Ocular Therapeutix, Inc	271
7,487	*	Odonate Therapeutics, Inc	144
29,642	*,e	Omeros Corp	423
238,337	*,e	Opko Health, Inc	941
10,903	*,e	Optinose, Inc	45
5,193	*	ORIC Pharmaceuticals, Inc	176
25,504	*,e	Ovid therapeutics, Inc	59
100,456	*	Pacific Biosciences of California, Inc	2,606
28,237	*	Pacira BioSciences Inc	1,690
17,330	*	Paratek Pharmaceuticals, Inc	108
8,093	*	Passage Bio, Inc	207
66,642		PerkinElmer, Inc	9,563
81,033		Perrigo Co plc	3,624
11,655	*	Personalis, Inc	427
3,184,918		Pfizer, Inc	117,237
6,396	*,e	Phathom Pharmaceuticals, Inc	212
12,927		Phibro Animal Health Corp	251
24,527	*	Pieris Pharmaceuticals, Inc	61
7,763	*	PMV Pharmaceuticals, Inc	477
91,338	*	PPD, Inc	3,126
34,913	*	PRA Health Sciences, Inc	4,379
6,265	*,e	Praxis Precision Medicines, Inc	345
39,456	*,e	Precigen, Inc	402
22,592	*	Precision BioSciences Inc	188
5,217	*	Prelude Therapeutics, Inc	373
38,233	*	Prestige Consumer Healthcare, Inc.	1,333
51,583	*,†	Progenics Pharmaceuticals, Inc	0
13,443	*	Protagonist Therapeutics, Inc	271
27,579	*	Prothena Corp plc	331
25,243	*,e	Provention Bio, Inc	428
37,990	*	PTC Therapeutics, Inc	2,318
20,506	*	Puma Biotechnology, Inc	210
125,141	*	QIAGEN NV	6,614
6,148	*,e	Quanterix Corp	286
27,010	*	Radius Health, Inc	482
6,533	*,e	RAPT Therapeutics, Inc	129
12,412	*	Reata Pharmaceuticals, Inc	1,534
8,471	*	Recro Pharma, Inc	24
55,370	*	Regeneron Pharmaceuticals, Inc	26,750
19,715	*	REGENXBIO, Inc	894
18,557	*	Relay Therapeutics, Inc	771
8,368	*,e	Relmada Therapeutics, Inc	268
33,047	*	Repligen Corp	6,333
10,254	*	Replimune Group, Inc	391
33,815	*	Revance Therapeutics, Inc	958
8,731	*	REVOLUTION Medicines, Inc	346
6,147	*	Rhythm Pharmaceuticals, Inc	183
86,450	*	Rigel Pharmaceuticals, Inc	303
20,281	*	Rocket Pharmaceuticals, Inc	1,112
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
49,384		Royalty Pharma plc	$2,472
22,395	*,e	Rubius Therapeutics, Inc	170
32,762	*	Sage Therapeutics, Inc	2,834
52,234	*	Sangamo Therapeutics Inc	815
44,554	*	Sarepta Therapeutics, Inc	7,596
5,477	*	Satsuma Pharmaceuticals, Inc	25
13,353	*,e	Scholar Rock Holding Corp	648
72,859	*	Seagen, Inc	12,760
13,345	*	Seres Therapeutics, Inc	327
7,447	*	Shattuck Labs, Inc	390
35,191	*	SIGA Technologies, Inc	256
6,168	*,e	Solid Biosciences, Inc	47
127,563	*,e	Sorrento Therapeutics, Inc	871
56,104	*	Spectrum Pharmaceuticals, Inc	191
6,568	*	SpringWorks Therapeutics, Inc	476
10,464	*	Stoke Therapeutics, Inc	648
34,621	*	Supernus Pharmaceuticals, Inc	871
15,843	*	Sutro Biopharma, Inc	344
6,983	*	Syndax Pharmaceuticals, Inc	155
39,474	*	Syneos Health, Inc	2,689
9,466	*	Syros Pharmaceuticals, Inc	103
9,709	*	TCR2 Therapeutics Inc	300
57,481	*	TG Therapeutics, Inc	2,990
114,084	*,e	TherapeuticsMD, Inc	138
29,259	*	Theravance Biopharma, Inc	520
226,190		Thermo Fisher Scientific, Inc	105,355
18,965	*	Translate Bio, Inc	349
25,726	*	Travere Therapeutics, Inc	701
7,799	*	Tricida, Inc	55
17,419	*	Turning Point Therapeutics Inc	2,122
18,585	*	Twist Bioscience Corp	2,626
68,656	*,e	Tyme Technologies, Inc	84
33,751	*,e	Ultragenyx Pharmaceutical, Inc	4,672
28,234	*	United Therapeutics Corp	4,286
16,428	*,e	UNITY Biotechnology, Inc	86
12,098	*,e	UroGen Pharma Ltd	218
31,395	*	Vanda Pharmaceuticals, Inc	412
30,212	*,e	Vaxart Inc	172
10,502	*,e	Vaxcyte, Inc	279
102,172	*,e	VBI Vaccines, Inc	281
29,749	*	Veracyte, Inc	1,456
97,480	*	Verastem, Inc	208
24,994	*	Vericel Corp	772
150,761	*	Vertex Pharmaceuticals, Inc	35,631
680,939	*	Viatris, Inc	12,761
11,899	*,e	Viela Bio, Inc	428
29,514	*,e	Viking Therapeutics, Inc	166
27,553	*,e	Vir Biotechnology, Inc	738
8,673	*	Voyager Therapeutics, Inc	62
36,641	*	Waters Corp	9,066
39,150	*	WaVe Life Sciences Ltd	308
11,934	*,e	XBiotech, Inc	187
27,098	*	Xencor, Inc	1,182
13,141	*	Y-mAbs Therapeutics, Inc	651
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
6,160	*	Zentalis Pharmaceuticals, Inc	$320
90,754	*,e	ZIOPHARM Oncology, Inc	229
273,040		Zoetis, Inc	45,188
33,098	*	Zogenix, Inc	662
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,627,731

REAL ESTATE - 3.2%
36,029		Acadia Realty Trust	511
31,682		Agree Realty Corp	2,109
47,563		Alexander & Baldwin, Inc	817
1,329		Alexander’s, Inc	369
74,271		Alexandria Real Estate Equities, Inc	13,237
8,343	*	Altisource Portfolio Solutions S.A.	107
28,646		American Assets Trust, Inc	827
84,782		American Campus Communities, Inc	3,626
68,972		American Finance Trust, Inc	512
140,940		American Homes 4 Rent	4,228
253,133		American Tower Corp	56,818
109,124		Americold Realty Trust	4,074
79,626	*	Apartment Income REIT Corp	3,058
79,626		Apartment Investment and Management Co	420
113,878		Apple Hospitality REIT, Inc	1,470
31,681		Armada Hoffler Properties, Inc	355
80,469		AvalonBay Communities, Inc	12,910
16,903		Bluerock Residential Growth REIT, Inc	214
86,787		Boston Properties, Inc	8,204
121,360		Brandywine Realty Trust	1,445
188,541		Brixmor Property Group, Inc	3,120
20,157		Broadstone Net Lease, Inc	395
43,270	e	Brookfield Property REIT, Inc	646
56,479		Camden Property Trust	5,643
50,740		CareTrust REIT, Inc	1,125
29,192		CatchMark Timber Trust, Inc	273
183,350	*	CBRE Group, Inc	11,500
9,060		Centerspace	640
28,285		Chatham Lodging Trust	305
21,833		City Office REIT, Inc	213
10,462		Clipper Realty, Inc	74
350,580		Colony Capital, Inc	1,686
35,353		Columbia Property Trust, Inc	507
9,586		Community Healthcare Trust, Inc	452
49,610		CoreCivic, Inc	325
7,951		CorePoint Lodging, Inc	55
24,055		Coresite Realty	3,014
72,219		Corporate Office Properties Trust	1,883
84,914		Cousins Properties, Inc	2,845
239,055		Crown Castle International Corp	38,055
3,998		CTO Realty Growth, Inc	169
114,248		CubeSmart	3,840
66,192	*	Cushman & Wakefield plc	982
65,743		CyrusOne, Inc	4,809
144,818	*	DiamondRock Hospitality Co	1,195
159,721		Digital Realty Trust, Inc	22,283
136,618		Diversified Healthcare Trust	563
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
102,445		Douglas Emmett, Inc	$2,989
204,536		Duke Realty Corp	8,175
45,779		Easterly Government Properties, Inc	1,037
23,644		EastGroup Properties, Inc	3,264
82,308		Empire State Realty Trust, Inc	767
45,571		EPR Properties	1,481
50,248		Equinix, Inc	35,886
62,602		Equity Commonwealth	1,708
96,734		Equity Lifestyle Properties, Inc	6,129
209,454		Equity Residential	12,416
50,764		Essential Properties Realty Trust, Inc	1,076
39,045		Essex Property Trust, Inc	9,270
14,218	*	eXp World Holdings Inc	897
72,420		Extra Space Storage, Inc	8,391
19,962	e	Farmland Partners, Inc	174
43,819		Federal Realty Investment Trust	3,730
67,202		First Industrial Realty Trust, Inc	2,831
425	*	Forestar Group, Inc	9
44,705		Four Corners Property Trust, Inc	1,331
72,511		Franklin Street Properties Corp	317
37,147		Front Yard Residential Corp	602
4,942	*	FRP Holdings, Inc	225
113,795		Gaming and Leisure Properties, Inc	4,825
42,598	e	Geo Group, Inc	377
18,198		Getty Realty Corp	501
17,811		Gladstone Commercial Corp	321
11,325		Gladstone Land Corp	166
10,990		Global Medical REIT, Inc	144
44,961		Global Net Lease, Inc	771
82,789		Healthcare Realty Trust, Inc	2,451
142,087		Healthcare Trust of America, Inc	3,913
322,762		Healthpeak Properties Inc	9,757
27,708		Hersha Hospitality Trust	219
59,455		Highwoods Properties, Inc	2,356
443,417		Host Hotels and Resorts, Inc	6,487
22,285	*	Howard Hughes Corp	1,759
96,055		Hudson Pacific Properties	2,307
48,914		Independence Realty Trust, Inc	657
34,891		Industrial Logistics Properties Trust	813
12,344		Innovative Industrial Properties, Inc	2,261
304,970		Invitation Homes, Inc	9,058
151,368	e	Iron Mountain, Inc	4,462
49,646		iStar Inc	737
64,898		JBG SMITH Properties	2,029
25,075	*	Jones Lang LaSalle, Inc	3,720
84,885		Kennedy-Wilson Holdings, Inc	1,519
60,054		Kilroy Realty Corp	3,447
238,176		Kimco Realty Corp	3,575
55,102		Kite Realty Group Trust	824
51,720		Lamar Advertising Co	4,304
144,484		Lexington Realty Trust	1,534
25,812		Life Storage, Inc	3,082
26,668		LTC Properties, Inc	1,038
85,142	e	Macerich Co	908
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
65,387		Mack-Cali Realty Corp	$815
11,498	*	Marcus & Millichap, Inc	428
4,532	*	Maui Land & Pineapple Co, Inc	52
294,106		Medical Properties Trust, Inc	6,409
63,650		Mid-America Apartment Communities, Inc	8,064
50,307		Monmouth Real Estate Investment Corp (Class A)	871
19,871		National Health Investors, Inc	1,374
102,134		National Retail Properties, Inc	4,179
31,451		National Storage Affiliates Trust	1,133
55,714		New Senior Investment Group, Inc	289
22,112		Newmark Group, Inc	161
12,730		NexPoint Residential Trust, Inc	539
23,677		Office Properties Income Trust	538
129,929		Omega Healthcare Investors, Inc	4,719
9,166		One Liberty Properties, Inc	184
76,197		Outfront Media, Inc	1,490
73,752		Paramount Group, Inc	667
161,864		Park Hotels & Resorts, Inc	2,776
85,851		Pebblebrook Hotel Trust	1,614
107,460		Physicians Realty Trust	1,913
71,716		Piedmont Office Realty Trust, Inc	1,164
47,001		PotlatchDeltic Corp	2,351
21,687		Preferred Apartment Communities, Inc	160
418,760		Prologis, Inc	41,734
13,748		PS Business Parks, Inc	1,827
84,829		Public Storage, Inc	19,590
34,553		QTS Realty Trust, Inc	2,138
68,743		Rayonier, Inc	2,020
13,117		Re/Max Holdings, Inc	477
32,589	*	Realogy Holdings Corp	428
204,582		Realty Income Corp	12,719
57,095	*	Redfin Corp	3,918
100,880		Regency Centers Corp	4,599
78,162		Retail Opportunities Investment Corp	1,047
173,060		Retail Properties of America, Inc	1,481
11,072		Retail Value, Inc	165
67,055		Rexford Industrial Realty, Inc	3,293
92,471		RLJ Lodging Trust	1,308
5,123		RMR Group, Inc	198
57,913		RPT Realty	501
24,668		Ryman Hospitality Properties	1,672
116,469		Sabra Healthcare REIT, Inc	2,023
7,521		Safehold, Inc	545
6,451		Saul Centers, Inc	204
62,457		SBA Communications Corp	17,621
18,501	*,e	Seritage Growth Properties	272
93,168		Service Properties Trust	1,071
182,204		Simon Property Group, Inc	15,538
103,764		SITE Centers Corp	1,050
38,290		SL Green Realty Corp	2,281
56,193		Spirit Realty Capital, Inc	2,257
33,773		St. Joe Co	1,434
84,224		STAG Industrial, Inc	2,638
121,165		STORE Capital Corp	4,117
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
4,495	*	Stratus Properties, Inc	$115
73,018		Summit Hotel Properties, Inc	658
56,879		Sun Communities, Inc	8,643
159,024		Sunstone Hotel Investors, Inc	1,802
67,688	e	Tanger Factory Outlet Centers, Inc	674
12,164	*	Tejon Ranch Co	176
35,329		Terreno Realty Corp	2,067
175,727		UDR, Inc	6,753
20,169		UMH Properties, Inc	299
119,952		Uniti Group, Inc	1,407
9,264		Universal Health Realty Income Trust	595
70,770		Urban Edge Properties	916
20,808		Urstadt Biddle Properties, Inc (Class A)	294
223,467		Ventas, Inc	10,959
132,285		VEREIT, Inc	4,999
309,977		VICI Properties, Inc	7,904
109,042		Vornado Realty Trust	4,072
30,441		Washington REIT	658
67,227		Weingarten Realty Investors	1,457
243,431		Welltower, Inc	15,731
417,868		Weyerhaeuser Co	14,011
25,132		Whitestone REIT	200
102,407		WP Carey, Inc	7,228
79,064		Xenia Hotels & Resorts, Inc	1,202
		TOTAL REAL ESTATE	689,811

RETAILING - 6.9%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	476
18,402	*	Aaron’s Co, Inc	349
36,579		Abercrombie & Fitch Co (Class A)	745
35,386		Advance Auto Parts, Inc	5,574
242,367	*	Amazon.com, Inc	789,372
85,497		American Eagle Outfitters, Inc	1,716
5,481	*	America’s Car-Mart, Inc	602
12,332	*	Asbury Automotive Group, Inc	1,797
17,984	*	At Home Group, Inc	278
35,195	*	Autonation, Inc	2,456
13,297	*	AutoZone, Inc	15,763
76,045	e	Bed Bath & Beyond, Inc	1,351
129,220		Best Buy Co, Inc	12,895
20,052		Big Lots, Inc	861
23,525	*	Booking Holdings, Inc	52,397
9,762	*	Boot Barn Holdings, Inc	423
14,004		Buckle, Inc	409
36,184	*	Burlington Stores, Inc	9,464
28,267		Caleres, Inc	442
22,123		Camping World Holdings, Inc	576
97,372	*	CarMax, Inc	9,198
19,398	*,e	CarParts.com, Inc	240
32,716	*	Carvana Co	7,837
12,003		Cato Corp (Class A)	115
12,596	*,e	Children’s Place, Inc	631
11,556		Citi Trends, Inc	574
13,169	*,e	Conn’s, Inc	154
312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,400	*	Container Store Group, Inc	$109
33,096		Core-Mark Holding Co, Inc	972
49,292		Designer Brands, Inc	377
38,579		Dick’s Sporting Goods, Inc	2,169
3,340	e	Dillard’s, Inc (Class A)	211
142,766		Dollar General Corp	30,024
130,420	*	Dollar Tree, Inc	14,091
7,236	*,e	Duluth Holdings, Inc	76
375,661		eBay, Inc	18,877
70,655	*	Etsy, Inc	12,570
78,395		Expedia Group, Inc	10,380
34,498	*	Five Below, Inc	6,036
48,609	*	Floor & Decor Holdings, Inc	4,513
58,795		Foot Locker, Inc	2,378
10,965	*,e	Funko, Inc	114
17,488	*,e	GameStop Corp (Class A)	329
99,905		Gap, Inc	2,017
13,677	*	Genesco, Inc	412
81,090		Genuine Parts Co	8,144
5,913	e	Group 1 Automotive, Inc	775
12,244	*	Groupon, Inc	465
20,639	*,e	GrowGeneration Corp	830
53,119	*	GrubHub, Inc	3,945
10,337		Guess?, Inc	234
13,840		Haverty Furniture Cos, Inc	383
16,994	*,e	Hibbett Sports, Inc	785
611,924		Home Depot, Inc	162,539
101,978		Kohl’s Corp	4,150
132,963		L Brands, Inc	4,945
9,431	*	Lands’ End, Inc	203
26,380	*	Leslie’s, Inc	732
19,090	*	Liquidity Services, Inc	304
14,703		Lithia Motors, Inc (Class A)	4,303
174,884	*	LKQ Corp	6,163
429,004		Lowe’s Companies, Inc	68,859
19,294	*	Lumber Liquidators, Inc	593
172,372	e	Macy’s, Inc	1,939
61,168	*,e	Magnite, Inc	1,878
18,578	*	MarineMax, Inc	651
11,632	*,e	Michaels Cos, Inc	151
13,761	e	Monro Muffler, Inc	733
16,896		Murphy USA, Inc	2,211
47,869	*	National Vision Holdings, Inc	2,168
70,237	e	Nordstrom, Inc	2,192
8,211	*	ODP Corp	241
28,621	*	Ollie’s Bargain Outlet Holdings, Inc	2,340
41,249	*	O’Reilly Automotive, Inc	18,668
24,586	*	Overstock.com, Inc	1,179
12,813		Penske Auto Group, Inc	761
14,105	e	PetMed Express, Inc	452
22,316		Pool Corp	8,313
53,361	*	Quotient Technology, Inc	503
201,751		Qurate Retail Group, Inc QVC Group	2,213
31,889	*	RealReal, Inc	623
313

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
30,873		Rent-A-Center, Inc	$1,182
8,975	*	RH	4,017
195,609		Ross Stores, Inc	24,023
66,571	*,e	Sally Beauty Holdings, Inc	868
2,356		Shoe Carnival, Inc	92
13,499		Shutterstock, Inc	968
9,872	e	Signet Jewelers Ltd	269
15,272	*	Sleep Number Corp	1,250
20,728	e	Sonic Automotive, Inc (Class A)	800
19,952	*	Sportsman’s Warehouse Holdings, Inc	350
8,050	*	Stamps.com, Inc	1,579
27,087	*,e	Stitch Fix Inc	1,591
282,926		Target Corp	49,945
70,002		Tiffany & Co	9,202
6,790		Tilly’s, Inc	55
677,828		TJX Companies, Inc	46,289
65,015		Tractor Supply Co	9,140
29,632	*	Ulta Beauty, Inc	8,509
50,352	*	Urban Outfitters, Inc	1,289
14,221	*	Vroom, Inc	583
38,206	*	Wayfair, Inc	8,627
5,214		Weyco Group, Inc	83
47,928		Williams-Sonoma, Inc	4,881
1,945		Winmark Corp	361
11,661	*	Zumiez, Inc	429
		TOTAL RETAILING	1,514,300

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
26,575	*	Advanced Energy Industries, Inc	2,577
685,708	*	Advanced Micro Devices, Inc	62,886
15,539	*	Alpha & Omega Semiconductor Ltd	367
23,188	*	Ambarella, Inc	2,129
31,089		Amkor Technology, Inc	469
207,274		Analog Devices, Inc	30,621
521,664		Applied Materials, Inc	45,020
20,849	*	Axcelis Technologies, Inc	607
26,991	*	AXT, Inc	258
226,195		Broadcom, Inc	99,040
39,365		Brooks Automation, Inc	2,671
15,710	*	Ceva, Inc	715
36,649	*	Cirrus Logic, Inc	3,013
15,115		CMC Materials, Inc	2,287
26,675		Cohu, Inc	1,019
62,345	*	Cree, Inc	6,602
4,191	*	CyberOptics Corp	95
28,713	*	Diodes, Inc	2,024
14,071	*	DSP Group, Inc	233
60,252	*	Enphase Energy, Inc	10,572
70,117		Entegris, Inc	6,738
49,996	*	First Solar, Inc	4,946
51,293	*	Formfactor, Inc	2,207
8,421	*	Ichor Holdings Ltd	254
13,074	*	Impinj, Inc	547
29,376	*	Inphi Corp	4,714
314

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
2,341,089		Intel Corp	$116,633
87,347		KLA Corp	22,615
82,006		Lam Research Corp	38,729
75,431	*	Lattice Semiconductor Corp	3,456
29,103	*	MACOM Technology Solutions Holdings, Inc	1,602
376,817		Marvell Technology Group Ltd	17,914
5,322	*,e	Maxeon Solar Technologies Ltd	151
145,434		Maxim Integrated Products, Inc	12,893
43,500	*	MaxLinear, Inc	1,661
142,860		Microchip Technology, Inc	19,730
638,599	*	Micron Technology, Inc	48,010
31,199		MKS Instruments, Inc	4,694
25,309		Monolithic Power Systems, Inc	9,269
18,536	*	Nanometrics, Inc	881
21,168	*	NeoPhotonics Corp Ltd	192
3,184		NVE Corp	179
336,336		NVIDIA Corp	175,635
248,719	*	ON Semiconductor Corp	8,141
20,605	*	PDF Solutions, Inc	445
46,544	*	Photronics, Inc	519
40,270		Power Integrations, Inc	3,297
64,112	*	Qorvo, Inc	10,660
639,866		QUALCOMM, Inc	97,477
79,664	*	Rambus, Inc	1,391
38,440	*	Semtech Corp	2,771
24,113	*	Silicon Laboratories, Inc	3,071
5,258	*	SiTime Corp	589
95,527		Skyworks Solutions, Inc	14,604
2,025	*	SMART Global Holdings, Inc	76
29,247	*	SolarEdge Technologies, Inc	9,333
42,585	*,e	SunPower Corp	1,092
17,210	*	Synaptics, Inc	1,659
92,360		Teradyne, Inc	11,073
525,626		Texas Instruments, Inc	86,271
23,500	*	Ultra Clean Holdings	732
24,314		Universal Display Corp	5,587
34,384	*	Veeco Instruments, Inc	597
137,056		Xilinx, Inc	19,430
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,045,670

SOFTWARE & SERVICES - 14.7%
36,774	*,e	2U, Inc	1,471
65,506	*	8x8, Inc	2,258
32,215	*	A10 Networks, Inc	318
364,220		Accenture plc	95,138
68,208	*	ACI Worldwide, Inc	2,621
273,882	*	Adobe, Inc	136,974
11,056	*	Agilysys, Inc	424
92,148	*	Akamai Technologies, Inc	9,675
26,945	*	Alarm.com Holdings, Inc	2,787
24,151		Alliance Data Systems Corp	1,790
16,908	*,e	Altair Engineering, Inc	984
29,506	*	Alteryx, Inc	3,594
67,407		Amdocs Ltd	4,781
315

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
15,720		American Software, Inc (Class A)	$270
78,020	*	Anaplan, Inc	5,606
48,349	*	Ansys, Inc	17,589
9,509	*	Appfolio, Inc	1,712
20,140	*,e	Appian Corp	3,264
35,444	*	Aspen Technology, Inc	4,617
74,256	*	Atlassian Corp plc	17,366
124,797	*	Autodesk, Inc	38,106
245,690		Automatic Data Processing, Inc	43,291
46,044	*	Avalara, Inc	7,592
25,111	*	Avaya Holdings Corp	481
11,374	*	Benefitfocus, Inc	165
5,132	*	BigCommerce Holdings, Inc	329
41,807	*	Bill.Com Holdings, Inc	5,707
82,754	*	Black Knight, Inc	7,311
34,044		Blackbaud, Inc	1,960
29,853	*	Blackline, Inc	3,982
73,456		Booz Allen Hamilton Holding Co	6,404
29,562	*	Bottomline Technologies, Inc	1,559
86,219	*	Box, Inc	1,556
20,694	*	Brightcove, Inc	381
63,918		Broadridge Financial Solutions, Inc	9,792
12,641	*	CACI International, Inc (Class A)	3,152
154,560	*	Cadence Design Systems, Inc	21,087
20,152	*	Cardtronics plc	711
10,596		Cass Information Systems, Inc	412
76,663		CDK Global, Inc	3,973
22,039	*	Cerence Inc	2,214
63,532	*	Ceridian HCM Holding, Inc	6,770
15,814	*	ChannelAdvisor Corp	253
71,481		Citrix Systems, Inc	9,300
114,390	*	Cloudera, Inc	1,591
65,273	*	Cloudflare, Inc	4,960
299,614		Cognizant Technology Solutions Corp (Class A)	24,553
28,135	*	Commvault Systems, Inc	1,558
23,676	*	Concentrix Corp	2,337
137,713	*	Conduent, Inc	661
37,259	*	Cornerstone OnDemand, Inc	1,641
39,352	*	Coupa Software, Inc	13,337
87,974	*	Crowdstrike Holdings, Inc	18,635
24,883		CSG Systems International, Inc	1,121
83,532	*	Datadog, Inc	8,223
13,627	*	Datto Holding Corp	368
7,264	*,e	Digimarc Corp	343
49,997	*	Digital Turbine, Inc	2,828
103,217	*	DocuSign, Inc	22,945
11,005	*	Domo, Inc	702
137,416	*	Dropbox, Inc	3,049
8,296	*	Duck Creek Technologies, Inc	359
118,954		DXC Technology Co	3,063
106,055	*	Dynatrace, Inc	4,589
17,480	e	Ebix, Inc	664
33,437	*	Elastic NV	4,886
43,380	*	Endurance International Group Holdings, Inc	410
316

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
30,234	*	Envestnet, Inc	$2,488
29,695	*	EPAM Systems, Inc	10,641
30,598	*	Euronet Worldwide, Inc	4,434
21,053	*	Everbridge, Inc	3,138
44,094		EVERTEC, Inc	1,734
10,859	*	Evo Payments, Inc	293
21,916	*	ExlService Holdings, Inc	1,866
15,593	*	Fair Isaac Corp	7,969
43,606	*,e	Fastly, Inc	3,810
355,166		Fidelity National Information Services, Inc	50,242
127,712	*	FireEye, Inc	2,945
323,861	*	Fiserv, Inc	36,875
37,675	*	Five9, Inc	6,571
47,157	*	FleetCor Technologies, Inc	12,866
75,872	*	Fortinet, Inc	11,269
50,118	*	Gartner, Inc	8,028
104,053		Genpact Ltd	4,304
168,497		Global Payments, Inc	36,298
21,651	*	Globant S.A.	4,711
93,198	*	GoDaddy, Inc	7,731
37,008	*	GreenSky, Inc	171
18,964	*,e	GTT Communications, Inc	68
48,005	*	Guidewire Software, Inc	6,180
17,956		Hackett Group, Inc	258
24,272	*	HubSpot, Inc	9,622
9,245	*	I3 Verticals, Inc	307
24,668	*	Information Services Group, Inc	81
4,355	*,e	Intelligent Systems Corp	175
503,935		International Business Machines Corp	63,435
13,645	*	International Money Express Inc	212
143,750		Intuit, Inc	54,603
27,386	*	j2 Global, Inc	2,675
44,253		Jack Henry & Associates, Inc	7,169
11,579	*	Jamf Holding Corp	346
7,631	*	JFrog Ltd	479
82,538		KBR, Inc	2,553
74,334		Leidos Holdings, Inc	7,814
50,961	*,e	Limelight Networks, Inc	203
40,701	*	Liveperson, Inc	2,533
44,500	*	LiveRamp Holdings, Inc	3,257
40,270	*	Manhattan Associates, Inc	4,236
18,418		Mantech International Corp (Class A)	1,638
505,267		Mastercard, Inc (Class A)	180,350
36,930		MAXIMUS, Inc	2,703
21,219		McAfee Corp	354
41,794	*,e	Medallia, Inc	1,388
4,277,369		Microsoft Corp	951,372
4,156	*	MicroStrategy, Inc (Class A)	1,615
33,586	*	Mimecast Ltd	1,909
22,456	*	Mitek Systems, Inc	399
14,483	*	Model N, Inc	517
35,218	*	MoneyGram International, Inc	192
29,161	*	MongoDB, Inc	10,470
4,458	*	nCino, Inc	323
317

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
30,028	*	New Relic, Inc	$1,964
46,584		NIC, Inc	1,203
302,178		NortonLifelock, Inc	6,279
160,685	*	Nuance Communications, Inc	7,085
92,944	*	Nutanix, Inc	2,962
65,920	*	Okta, Inc	16,761
21,489	*	OneSpan, Inc	444
1,079,219		Oracle Corp	69,815
41,005	*	Pagerduty, Inc	1,710
52,826	*	Palo Alto Networks, Inc	18,774
182,234		Paychex, Inc	16,981
27,676	*	Paycom Software, Inc	12,516
18,614	*	Paylocity Holding Corp	3,833
670,750	*	PayPal Holdings, Inc	157,090
19,229	*,e	Paysign Inc	89
20,541		Pegasystems, Inc	2,737
25,493	*	Perficient, Inc	1,215
71,338		Perspecta, Inc	1,718
8,669	*,e	Ping Identity Holding Corp	248
40,409	*	Pluralsight, Inc	847
31,483		Progress Software Corp	1,423
34,295	*	Proofpoint, Inc	4,678
19,034	*	PROS Holdings, Inc	966
62,466	*	PTC, Inc	7,472
29,530	*	Q2 Holdings, Inc	3,736
7,729		QAD, Inc (Class A)	488
22,512	*	Qualys, Inc	2,744
19,217	*	Rackspace Technology, Inc	366
31,056	*	Rapid7, Inc	2,800
52,587	*	RealPage, Inc	4,588
21,786	*	Repay Holdings Corp	594
44,988	*	RingCentral, Inc	17,049
186,641		Sabre Corp	2,243
52,403	*	SailPoint Technologies Holding, Inc	2,790
502,148	*	salesforce.com, Inc	111,743
15,268		Sapiens International Corp NV	467
32,160		Science Applications International Corp	3,044
4,599	*	SecureWorks Corp	65
111,332	*	ServiceNow, Inc	61,280
4,906	*,e	ShotSpotter, Inc	185
224,484	*	Slack Technologies, Inc	9,482
66,115	*	Smartsheet, Inc	4,581
16,667	*	SolarWinds Corp	249
92,257	*	Splunk, Inc	15,674
15,701	*	Sprout Social, Inc	713
24,492	*	SPS Commerce, Inc	2,660
211,489	*	Square, Inc	46,028
121,462		SS&C Technologies Holdings, Inc	8,836
115,269	*	StoneCo Ltd	9,673
8,074	*	Sumo Logic, Inc	231
70,963	*	SVMK, Inc	1,813
52,841		Switch, Inc	865
29,262	*	Sykes Enterprises, Inc	1,102
85,444	*	Synopsys, Inc	22,150
318

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
20,400	*	TeleNav, Inc	$96
36,255	*	Tenable Holdings, Inc	1,895
76,002	*	Teradata Corp	1,708
23,414	*	Trade Desk, Inc	18,755
10,054		TTEC Holdings, Inc	733
6,516	*,e	Tucows, Inc	481
80,070	*	Twilio, Inc	27,104
22,772	*	Tyler Technologies, Inc	9,940
38,674	*	Unisys Corp	761
16,490	*	Unity Software, Inc	2,531
4,914	*	Upland Software, Inc	226
18,823	*	Varonis Systems, Inc	3,080
45,384	*	Verint Systems, Inc	3,049
56,553	*	VeriSign, Inc	12,238
13,662	*	Veritone, Inc	389
63,620	*	Verra Mobility Corp	854
32,131	e	VirnetX Holding Corp	162
19,953	*	Virtusa Corp	1,020
962,229		Visa, Inc (Class A)	210,468
43,180	*,e	VMware, Inc (Class A)	6,056
229,572		Western Union Co	5,037
27,596	*	WEX, Inc	5,617
98,598	*	Workday, Inc	23,625
16,351	*	Workiva, Inc	1,498
41,557		Xperi Holding Corp	869
55,032	*	Yext, Inc	865
69,807	*	Zendesk, Inc	9,991
42,422	*	Zix Corp	366
96,529	*	Zoom Video Communications, Inc	32,561
40,123	*	Zscaler, Inc	8,013
55,037	*	Zuora Inc	767
		TOTAL SOFTWARE & SERVICES	3,218,174

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
74,639	*,e	3D Systems Corp	782
14,729	*	Acacia Communications, Inc	1,075
35,649		Adtran, Inc	527
18,515	*,e	Akoustis Technologies, Inc	226
163,134		Amphenol Corp (Class A)	21,333
9,218,858		Apple, Inc	1,223,250
13,189	*,e	Applied Optoelectronics, Inc	112
31,561	*	Arista Networks, Inc	9,171
47,303	*	Arlo Technologies, Inc	369
40,463	*	Arrow Electronics, Inc	3,937
24,161	*	Avid Technology, Inc	383
63,498		Avnet, Inc	2,229
19,362		Badger Meter, Inc	1,821
7,316		Bel Fuse, Inc (Class B)	110
30,293		Belden CDT, Inc	1,269
35,867		Benchmark Electronics, Inc	969
26,799	*	CalAmp Corp	266
28,887	*	Calix, Inc	860
9,824	*	Casa Systems, Inc	61
79,859		CDW Corp	10,525
319

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
88,003	*	Ciena Corp	$4,651
2,424,074		Cisco Systems, Inc	108,477
8,964	*	Clearfield, Inc	222
98,192		Cognex Corp	7,883
14,446	*	Coherent, Inc	2,167
115,638	*	CommScope Holding Co, Inc	1,550
16,237		Comtech Telecommunications Corp	336
415,791		Corning, Inc	14,968
8,680	*,e	Corsair Gaming, Inc	314
23,637		CTS Corp	811
27,847		Daktronics, Inc	130
141,606	*	Dell Technologies, Inc	10,378
53,560	*,e	Diebold, Inc	571
18,652	*	Digi International, Inc	353
30,575		Dolby Laboratories, Inc (Class A)	2,970
33,587	*	EchoStar Corp (Class A)	712
9,278	*	ePlus, Inc	816
79,396	*	Extreme Networks, Inc	547
34,732	*	F5 Networks, Inc	6,111
26,560	*	Fabrinet	2,061
12,851	*	FARO Technologies, Inc	908
124,310	*	Fitbit, Inc	845
84,050		FLIR Systems, Inc	3,684
58,321	*,e	Harmonic, Inc	431
707,951		Hewlett Packard Enterprise Co	8,389
766,457		HP, Inc	18,847
53,614	*	II-VI, Inc	4,073
21,661	*	Immersion Corp	245
103,799	*,e	Infinera Corp	1,088
40,550	*,e	Inseego Corp	627
16,992	*	Insight Enterprises, Inc	1,293
18,324		InterDigital, Inc	1,112
21,818	*	IPG Photonics Corp	4,883
18,293	*	Iteris, Inc	103
24,355	*	Itron, Inc	2,336
71,872		Jabil Inc	3,057
201,956		Juniper Networks, Inc	4,546
103,680	*	Keysight Technologies, Inc	13,695
21,162	*	Kimball Electronics, Inc	338
64,648	*	Knowles Corp	1,191
10,929	*	KVH Industries, Inc	124
14,095		Littelfuse, Inc	3,589
44,541	*	Lumentum Holdings, Inc	4,223
25,950		Methode Electronics, Inc	993
97,449		Motorola Solutions, Inc	16,572
12,096		MTS Systems Corp	704
7,937	*	Napco Security Technologies, Inc	208
76,957		National Instruments Corp	3,382
68,992	*	NCR Corp	2,592
124,222		NetApp, Inc	8,228
23,887	*	Netgear, Inc	971
43,446	*	Netscout Systems, Inc	1,191
20,535	*	nLight, Inc	670
18,332	*	Novanta, Inc	2,167
320

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
12,827	*,e	OSI Systems, Inc	$1,196
7,480	*,e	PAR Technology Corp	470
8,216	*	PC Connection, Inc	389
24,496		Plantronics, Inc	662
17,083	*	Plexus Corp	1,336
148,433	*	Pure Storage, Inc	3,356
37,508	*	Ribbon Communications, Inc	246
12,852	*	Rogers Corp	1,996
36,299	*	Sanmina Corp	1,158
17,777	*	Scansource, Inc	469
26,460	*	Super Micro Computer, Inc	838
23,676		Synnex Corp	1,928
141,748	*	Trimble Inc	9,465
66,124	*	TTM Technologies, Inc	912
4,802		Ubiquiti, Inc	1,337
38,380	*	Viasat, Inc	1,253
136,006	*	Viavi Solutions, Inc	2,037
97,366		Vishay Intertechnology, Inc	2,016
9,508	*	Vishay Precision Group, Inc	299
67,348	*	Vontier Corp	2,249
174,116		Western Digital Corp	9,644
105,309		Xerox Holdings Corp	2,442
29,192	*	Zebra Technologies Corp (Class A)	11,219
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,619,525

TELECOMMUNICATION SERVICES - 1.5%
7,472	*	Anterix, Inc	281
4,068,506		AT&T, Inc	117,010
7,918		ATN International, Inc	331
10,381	*	Bandwidth Inc	1,595
27,406	*	Boingo Wireless, Inc	349
627,826		CenturyLink, Inc	6,121
33,512	*	Cincinnati Bell, Inc	512
25,280		Cogent Communications Group, Inc	1,513
48,355	*	Consolidated Communications Holdings, Inc	236
42,541	*,e	Gogo, Inc	410
44,962	*	IAC	8,514
60,764	*	Iridium Communications, Inc	2,390
29,453	*	Liberty Latin America Ltd (Class A)	328
103,346	*	Liberty Latin America Ltd (Class C)	1,146
13,047	*	Ooma, Inc	188
44,329	*	ORBCOMM, Inc	329
33,638		Shenandoah Telecom Co	1,455
14,641		Spok Holdings, Inc	163
37,739		Telephone & Data Systems, Inc	701
313,807	*	T-Mobile US, Inc	42,317
9,529	*	US Cellular Corp	292
2,359,224		Verizon Communications, Inc	138,604
143,849	*	Vonage Holdings Corp	1,852
		TOTAL TELECOMMUNICATION SERVICES	326,637
321

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
TRANSPORTATION - 2.0%
37,928	*	Air Transport Services Group, Inc	$1,189
69,726		Alaska Air Group, Inc	3,626
5,038		Allegiant Travel Co	953
5,336		Amerco, Inc	2,422
293,091	e	American Airlines Group, Inc	4,622
19,331		ArcBest Corp	825
16,948	*	Atlas Air Worldwide Holdings, Inc	924
19,991	*	Avis Budget Group, Inc	746
74,862		CH Robinson Worldwide, Inc	7,027
14,813		Copa Holdings S.A. (Class A)	1,144
23,634		Costamare, Inc	196
8,672	*	Covenant Transportation Group, Inc	128
434,491		CSX Corp	39,430
14,173	*,e	Daseke, Inc	82
364,563		Delta Air Lines, Inc	14,659
4,116	*,e	Eagle Bulk Shipping, Inc	78
21,041	*	Echo Global Logistics, Inc	564
91,689		Expeditors International of Washington, Inc	8,721
136,335		FedEx Corp	35,395
20,963		Forward Air Corp	1,611
6,118		Genco Shipping & Trading Ltd	45
36,387		Hawaiian Holdings, Inc	644
6,848		Heartland Express, Inc	124
21,791	*	Hub Group, Inc (Class A)	1,242
46,395		JB Hunt Transport Services, Inc	6,340
146,479	*	JetBlue Airways Corp	2,130
53,559		Kansas City Southern	10,933
37,438	*	Kirby Corp	1,940
71,730		Knight-Swift Transportation Holdings, Inc	3,000
20,412		Landstar System, Inc	2,749
142,708	*	Lyft, Inc (Class A)	7,011
43,936		Macquarie Infrastructure Co LLC	1,650
34,852		Marten Transport Ltd	601
32,238		Matson, Inc	1,837
145,313		Norfolk Southern Corp	34,528
57,372		Old Dominion Freight Line	11,198
29,335	*	Radiant Logistics, Inc	170
30,762		Ryder System, Inc	1,900
33,371	*	Safe Bulkers, Inc	43
13,620	*	Saia, Inc	2,462
22,723		Schneider National, Inc	470
4,092	e	Scorpio Bulkers, Inc	69
11,768	*	SEACOR Holdings, Inc	488
28,022		Skywest, Inc	1,130
338,643		Southwest Airlines Co	15,784
50,261	*,e	Spirit Airlines, Inc	1,229
798,391	*	Uber Technologies, Inc	40,718
387,830		Union Pacific Corp	80,754
173,644	*	United Airlines Holdings Inc	7,510
406,920		United Parcel Service, Inc (Class B)	68,525
6,297		Universal Logistics Holdings Inc	130
14,010	*	US Xpress Enterprises, Inc	96
36,247		Werner Enterprises, Inc	1,422
52,058	*	XPO Logistics, Inc	6,205
		TOTAL TRANSPORTATION	439,419
322

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
UTILITIES - 2.6%
387,805		AES Corp	$9,113
19,359		Allete, Inc	1,199
137,659		Alliant Energy Corp	7,094
143,050		Ameren Corp	11,166
288,252		American Electric Power Co, Inc	24,003
25,230		American States Water Co	2,006
104,951		American Water Works Co, Inc	16,107
4,909		Artesian Resources Corp	182
92,825	*,e	Atlantic Power Corp	195
69,836		Atmos Energy Corp	6,664
27,653		Avangrid, Inc	1,257
33,562		Avista Corp	1,347
26,080		Black Hills Corp	1,603
18,748	e	Brookfield Infrastructure Corp	1,355
59,127		Brookfield Renewable Corp	3,445
15,011	*,e	Cadiz, Inc	160
35,650		California Water Service Group	1,926
288,758		Centerpoint Energy, Inc	6,249
11,318		Chesapeake Utilities Corp	1,225
24,011		Clearway Energy, Inc (Class A)	710
47,061		Clearway Energy, Inc (Class C)	1,503
161,672		CMS Energy Corp	9,864
200,639		Consolidated Edison, Inc	14,500
10,961		Consolidated Water Co, Inc	132
466,704		Dominion Energy, Inc	35,096
105,937		DTE Energy Co	12,862
416,754		Duke Energy Corp	38,158
204,477		Edison International	12,845
116,501		Entergy Corp	11,631
120,688		Essential Utilities Inc	5,707
139,501		Evergy, Inc	7,744
203,372		Eversource Energy	17,594
548,641		Exelon Corp	23,164
301,466		FirstEnergy Corp	9,228
6,410		Global Water Resources, Inc	92
66,960		Hawaiian Electric Industries, Inc	2,370
24,079		Idacorp, Inc	2,312
119,020		MDU Resources Group, Inc	3,135
16,881		MGE Energy, Inc	1,182
11,759		Middlesex Water Co	852
44,613		National Fuel Gas Co	1,835
41,672		New Jersey Resources Corp	1,481
1,118,408		NextEra Energy, Inc	86,285
211,543		NiSource, Inc	4,853
14,483		Northwest Natural Holding Co	666
27,636		NorthWestern Corp	1,611
135,219		NRG Energy, Inc	5,077
114,606		OGE Energy Corp	3,651
29,641		ONE Gas, Inc	2,276
20,715		Ormat Technologies, Inc	1,870
27,545		Otter Tail Corp	1,174
756,962	*	PG&E Corp	9,432
62,725		Pinnacle West Capital Corp	5,015
323

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY			VALUE (000)
40,790		PNM Resources, Inc			$1,980
50,460		Portland General Electric Co			2,158
434,828		PPL Corp			12,262
287,400		Public Service Enterprise Group, Inc			16,755
11,616	*	Pure Cycle Corp			130
4,887		RGC Resources, Inc			116
166,316		Sempra Energy			21,190
12,005		SJW Corp			833
58,642		South Jersey Industries, Inc			1,264
598,674		Southern Co			36,777
26,282		Southwest Gas Holdings Inc			1,597
7,544	e	Spark Energy, Inc			72
26,256		Spire, Inc			1,681
17,984	*	Sunnova Energy International, Inc			812
132,205		UGI Corp			4,622
10,272		Unitil Corp			455
291,990		Vistra Energy Corp			5,741
183,758		WEC Energy Group, Inc			16,911
301,223		Xcel Energy, Inc			20,083
9,006		York Water Co			420
		TOTAL UTILITIES			578,062

		TOTAL COMMON STOCKS			21,704,667
		(Cost $7,662,246)

RIGHTS / WARRANTS - 0.0%

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
203		Pulse Biosciences, Inc			0
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			0

MEDIA & ENTERTAINMENT - 0.0%
80,085	†	Media General, Inc			0
		TOTAL MEDIA & ENTERTAINMENT			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,917	†	Chinook Therapeutics, Inc			0
29,050	†	Elanco Animal Health, Inc CVR			2
4,045	†	Omthera Pharmaceuticals, Inc			2
6,981	†	Tobira Therapeutics, Inc			0
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4

		TOTAL RIGHTS / WARRANTS			4
		(Cost $1)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 0.4%
$49,377,000		Federal Home Loan Bank (FHLB)	0.070%	01/08/21	49,377
20,150,000		FHLB	0.080	01/20/21	20,149
10,483,000		FHLB	0.080	01/27/21	10,483
324

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,993,000		FHLB	0.075%	02/03/21	$1,993
		TOTAL GOVERNMENT AGENCY DEBT			82,002

REPURCHASE AGREEMENT - 0.0%
920,000	r	Fixed Income Clearing Corp (FICC)	0.050	01/04/21	920
		TOTAL REPURCHASE AGREEMENT			920

TREASURY DEBT - 0.1%
6,000,000		United States Treasury Bill	0.075	01/14/21	6,000
25,000,000		United States Treasury Bill	0.090	02/11/21	24,998
		TOTAL TREASURY DEBT			30,998

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
104,432,882	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.080		104,433
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			104,433

		TOTAL SHORT-TERM INVESTMENTS			218,353
		(Cost $218,351)
		TOTAL INVESTMENTS - 100.4%			21,923,024
		(Cost $7,880,598)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(97,694)
		NET ASSETS - 100.0%			$21,825,330

		Abbreviation(s):
REIT		Real Estate Investment Trust
CVR		Contingent Value Right

*		Non-income producing
^		Amount represents less than $1,000.
†		Security is categorized as Level 3 in the fair value hierarchy.
c		Investments made with cash collateral received from securities on loan.
d		All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $152,115,382.
g		Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/20, the aggregate value of these securities is $1,512,058 or 0.0% of net assets.
r		Agreement with Fixed Income Clearing Corporation, 0.050% dated 12/31/20 to be repurchased at $920,000 on 01/04/21, collateralized by U.S. Treasury Notes valued at $938,507.

		Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	75	03/19/21	$7,320	$7,405	$85
S&P 500 E Mini Index	481	03/19/21	88,349	90,159	1,810
S&P Mid-Cap 400 E Mini Index	28	03/19/21	6,361	6,450	89
Total	584		$102,030	$104,014	$1,984
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.8%

AUTOMOBILES & COMPONENTS - 0.0%
$987,469	i	Adient US LLC	LIBOR 1 and 3 M + 4.250%	4.463%	05/06/24	$986
972,073	i	Clarios Global LP	LIBOR 1 M + 3.500%	3.647	04/30/26	967
2,028,770	i	Gates Global LLC	LIBOR 1 M + 2.750%	3.750	04/01/24	2,021
		TOTAL AUTOMOBILES & COMPONENTS				3,974

CAPITAL GOODS - 0.1%
174,057	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.750%	2.500	01/15/25	172
223,313	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.500%	2.250	02/12/27	222
1,480,964	i	Beacon Roofing Supply, Inc	LIBOR 1 M + 2.250%	2.397	01/02/25	1,469
994,898	i	Cornerstone Building Brands, Inc	LIBOR 1 M + 3.750%	3.880	04/12/25	992
995,000	i	Gardner Denver, Inc	LIBOR 1 M + 2.750%	2.897	03/01/27	994
736,838	i	Prometric Holdings Inc	LIBOR 1 M + 3.000%	4.000	01/29/25	716
1,365,106	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.397	08/22/24	1,337
1,481,231	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.397	05/30/25	1,450
		TOTAL CAPITAL GOODS				7,352

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,615,252	i	GFL Environmental, Inc	LIBOR 3 M + 3.000%	4.500	05/31/25	1,616
593,878	i	Packers Holdings LLC	LIBOR 1 M + 3.000%	4.000	12/04/24	591
675,000	i	PAE Holding Corp	LIBOR 3 M + 4.500%	5.250	10/14/27	676
1,800,578	i	Prime Security Services Borrower LLC	LIBOR 1 and 3 M + 3.250%	4.250	09/23/26	1,805
989,744	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	4.250	11/14/22	983
1,717,633	i	Syneos Health Inc	LIBOR 1 M + 1.750%	1.896	08/01/24	1,701
1,806,923	i	Trans Union LLC	LIBOR 1 M + 1.750%	1.896	11/16/26	1,798
1,026,375	i	United Rentals North America, Inc	LIBOR 1 M + 1.750%	1.897	10/31/25	1,023
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				10,193

CONSUMER DURABLES & APPAREL - 0.0%
540,000	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	1.896	12/16/24	536
394,374	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	1.897	04/25/25	386
		TOTAL CONSUMER DURABLES & APPAREL				922

CONSUMER SERVICES - 0.1%
442,538	i	1011778 BC ULC	LIBOR 1 M + 1.750%	1.897	11/19/26	436
321,264	i	Boyd Gaming Corp	LIBOR 1 W + 2.250%	2.352	09/15/23	318
500,000	h,i	IRB Holding Corp	LIBOR 3M + 3.250%	4.250	12/15/27	500
1,974,619	i	Scientific Games International, Inc	LIBOR 1 M + 2.750%	2.897	08/14/24	1,926
1,575,000	i	Sophia LP	LIBOR 3 M + 3.750%	4.500	10/07/27	1,576
1,681,831	i	YUM! Brands	LIBOR 1 M + 1.750%	1.908	04/03/25	1,667
		TOTAL CONSUMER SERVICES				6,423

DIVERSIFIED FINANCIALS - 0.0%
874,633	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	2.397	03/24/25	860
1,775,000	i	Reynolds Group Holdings, Inc	LIBOR 1 M + 3.250%	3.397	02/05/26	1,760
		TOTAL DIVERSIFIED FINANCIALS				2,620
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
ENERGY - 0.0%
$1,985,000	i	Buckeye Partners LP	LIBOR 1 M + 2.750%	2.897%	11/02/26	$1,981
560,625	i	ChampionX Holding, Inc	LIBOR 3 M + 5.000%	6.000	06/03/27	569
1,974,730	i	Delek US Holdings, Inc	LIBOR 1 M + 2.250%	2.397	03/31/25	1,894
		TOTAL ENERGY				4,444

FOOD, BEVERAGE & TOBACCO - 0.0%
598,500	i	Chobani LLC	LIBOR 1 M + 3.500%	4.500	10/20/27	596
890,977	i	Hostess Brands LLC	LIBOR 1 and 3 M + 2.250%	3.000	08/01/25	886
997,500	i	Shearer’s Foods LLC	LIBOR 3 M + 4.000%	4.750	09/15/27	997
		TOTAL FOOD, BEVERAGE & TOBACCO				2,479

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,361,529	i	Change Healthcare Holdings LLC	LIBOR 1 and 3 M + 2.500%	3.500	03/01/24	1,354
2,214,436	i	Da Vinci Purchaser Corp	LIBOR 3 M + 4.000%	5.000	01/08/27	2,218
987,525	i	DaVita, Inc	LIBOR 1 M + 1.750%	1.897	08/12/26	978
2,450,250	i	Grifols Worldwide Operations USA, Inc	LIBOR 1 M + 2.000%	2.102	11/15/27	2,428
2,012,842	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 3.750%	3.897	11/16/25	2,005
2,920,100	i	Select Medical Corp	LIBOR 3 M + 2.250%	2.530	03/06/25	2,891
1,416,870	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	3.750	02/06/24	1,258
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				13,132

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
725,000	i	Weber-Stephen Products LLC	LIBOR 1 M + 3.250%	4.000	10/29/27	725
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				725

INSURANCE - 0.0%
149,510	i	Alliant Holdings Intermediate LLC	LIBOR 1 M + 3.750%	4.250	11/05/27	149
1,985,000	i	NFP Corp	LIBOR 1 M + 3.250%	3.397	02/15/27	1,941
2,474,425	i	USI, Inc	LIBOR 3 M + 3.000%	3.254	05/16/24	2,437
		TOTAL INSURANCE				4,527

MATERIALS - 0.1%
1,745,625	i	Asplundh Tree Expert LLC	LIBOR 1 M + 2.500%	2.501	09/07/27	1,749
982,872	i	Atotech Alpha 3 BV	LIBOR 3 M + 3.000%	4.000	01/31/24	978
517,563	i	Berry Global, Inc	LIBOR 1 M + 2.000%	2.149	10/01/22	517
1,442,001	i	Berry Global, Inc	LIBOR 1 M + 2.000%	2.149	01/19/24	1,438
1,714,535	i	Chemours Co	LIBOR 1 M + 1.750%	1.900	04/03/25	1,678
1,995,000	i	Illuminate Buyer LLC	LIBOR 1 M + 4.000%	4.147	06/30/27	1,994
485,000	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	2.147	03/31/24	479
1,901,521	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	2.754	03/01/26	1,885
1,372,447	i	PolyOne Corp	LIBOR 1 M + 1.750%	1.897	01/30/26	1,364
319,092	i	Reynolds Consumer Products LLC	LIBOR 1 M + 1.750%	1.897	02/04/27	317
430,719	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.000%	3.153	10/01/25	426
989,975	i	Tamko Building Products, Inc	LIBOR 1 M + 3.250%	4.750	05/29/26	985
		TOTAL MATERIALS				13,810

MEDIA & ENTERTAINMENT - 0.1%
1,675,000	i	Alliance Laundry Systems LLC	LIBOR 3 M + 3.500%	4.250	10/08/27	1,673
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$350,000	i	Arterra Wines Canada, Inc	LIBOR 3 M + 3.500%	4.250%	11/19/27	$352
425,000	i	Cablevision Lightpath LLC	LIBOR 2 M + 3.250%	3.750	11/30/27	424
1,975,000	i	Charter Communications Operating LLC	LIBOR 1 M + 1.750%	1.900	02/01/27	1,962
975,000	i	CNT Holdings I Corp	LIBOR 3 M + 3.750%	4.500	11/08/27	973
717,764	i	CSC Holdings LLC	LIBOR 1 M + 2.500%	2.659	04/15/27	710
987,500	i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%	3.400	08/24/26	870
530,364	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.146	10/04/23	528
2,363,125	i	Nielsen Finance LLC	LIBOR 1 M + 3.750%	4.750	06/06/25	2,374
495,000	i	Pregis TopCo Corp	LIBOR 1 M + 3.750%	3.897	07/31/26	493
189,000	i	Pregis TopCo LLC	LIBOR 1 M + 4.250%	5.000	07/31/26	188
1,550,000	i	Radiate Holdco LLC	LIBOR 1 M + 3.500%	4.250	09/25/26	1,551
800,000	i	SkyMiles IP Ltd	LIBOR 3 M + 3.750%	4.750	10/20/27	828
990,000	i	Terrier Media Buyer, Inc	LIBOR 1 M + 4.250%	4.397	12/17/26	990
1,712,500	i	Vertical US Newco, Inc	LIBOR 6 M + 4.250%	4.567	07/14/27	1,718
2,250,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	2.659	01/31/28	2,227
		TOTAL MEDIA & ENTERTAINMENT				17,861

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
950,000	i	Avantor, Inc	LIBOR 1 M + 2.500%	3.500	10/29/27	951
1,736,583	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.148	06/02/25	1,729
1,714,286	i	Bausch Health Americas, Inc	LIBOR 1 M + 2.750%	2.898	11/27/25	1,696
2,481,061	i	Catalent Pharma Solutions, Inc	LIBOR 1 M + 2.250%	3.250	05/18/26	2,478
2,594,984	i	Endo Luxembourg Finance I Co Sarl	LIBOR 3 M + 4.250%	5.000	04/29/24	2,550
493,473	i	Jaguar Holding Co II	LIBOR 1 M + 2.500%	3.500	08/18/22	493
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				9,897

REAL ESTATE - 0.0%
1,372,131	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	2.897	08/21/25	1,345
		TOTAL REAL ESTATE				1,345

RETAILING - 0.0%
321,750	i	Camelot Finance S.A.	LIBOR 1 M + 3.000%	3.147	10/30/26	320
675,000	i	LS GROUP OPCO ACQUISITIO	LIBOR 3 M + 3.500%	4.250	11/02/27	674
		TOTAL RETAILING				994

SOFTWARE & SERVICES - 0.1%
1,000,000	i	Camelot US Acquisition	LIBOR 1 M + 3.000%	4.000	10/31/26	999
673,278	i	Hyland Software, Inc	LIBOR 1 M + 3.500%	4.250	07/01/24	674
1,974,619	i	Open Text Corp	LIBOR 1 M + 1.750%	1.897	05/30/25	1,968
1,492,268	i	Rackspace Technology Global, Inc	LIBOR 3 M + 3.000%	4.000	11/03/23	1,489
989,924	i	Rocket Software, Inc	LIBOR 1 M + 4.250%	4.397	11/28/25	980
96,032	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	2.147	02/22/24	94
1,620,938	i	Ultimate Software Group, Inc	LIBOR 3 M + 4.000%	4.750	05/04/26	1,628
1,750,000	i	Web.com Group Inc	LIBOR 1 M + 3.750%	3.898	10/10/25	1,723
		TOTAL SOFTWARE & SERVICES				9,555

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
2,393,337	i	Dell International LLC	LIBOR 1 M + 2.000%	2.750	09/19/25	2,393
1,259,245	i	Plantronics, Inc	LIBOR 1 M + 2.500%	2.646	07/02/25	1,230
755,472	i	TTM Technologies, Inc	LIBOR 1 M + 2.500%	2.655	09/28/24	752
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,375
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
TELECOMMUNICATION SERVICES - 0.0%
	$623,553	i	Zayo Group Holdings, Inc	LIBOR 1 M + 3.000%	3.147%	03/09/27	$619
			TOTAL TELECOMMUNICATION SERVICES				619

TRANSPORTATION - 0.0%
	636,244	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.159	12/14/23	570
	472,625	i	Delta Air Lines, Inc	LIBOR 3 M + 4.750%	5.750	05/01/23	479
			TOTAL TRANSPORTATION				1,049

UTILITIES - 0.0%
	773,058	i	Alera Group Intermediate Holdings, Inc	LIBOR 1 M + 4.000%	4.500	08/01/25	763
	989,615	i	Gopher Resource LLC	LIBOR 1 M + 3.250%	4.250	03/06/25	980
			TOTAL UTILITIES				1,743

			TOTAL BANK LOAN OBLIGATIONS				118,039
			(Cost $118,586)

BONDS - 95.9%

CORPORATE BONDS - 40.3%

AUTOMOBILES & COMPONENTS - 0.4%
EUR	450,000	g	Adient Global Holdings Ltd		3.500	08/15/24	547
	$350,000	g	Adient US LLC		9.000	04/15/25	390
EUR	500,000		Aptiv plc		1.500	03/10/25	643
	$225,000		Dana, Inc		5.375	11/15/27	239
	350,000		Dana, Inc		5.625	06/15/28	377
	1,250,000		Ford Motor Co		8.500	04/21/23	1,409
	1,275,000		Ford Motor Co		9.000	04/22/25	1,567
	11,000,000		General Motors Co		6.125	10/01/25	13,340
	5,600,000		General Motors Co		5.000	10/01/28	6,661
	6,950,000		General Motors Co		6.600	04/01/36	9,504
	6,500,000		General Motors Co		5.200	04/01/45	7,882
	1,925,000		General Motors Co		6.750	04/01/46	2,777
EUR	400,000	g,o	IHO Verwaltungs GmbH		3.750	09/15/26	502
	$8,675,000		Magna International, Inc		3.625	06/15/24	9,503
EUR	300,000		Volkswagen Bank GmbH		2.500	07/31/26	409
			TOTAL AUTOMOBILES & COMPONENTS				55,750

BANKS - 8.0%
	$8,250,000	g	Australia & New Zealand Banking Group Ltd		2.950	07/22/30	8,703
EUR	400,000		Banco Bilbao Vizcaya Argentaria S.A.		6.000	N/A‡	539
	$5,250,000	g	Banco del Estado de Chile		2.704	01/09/25	5,545
	300,000	g	Banco General S.A.		4.125	08/07/27	340
	3,800,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	3,947
	3,225,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand		5.375	04/17/25	3,705
	5,950,000		Banco Santander S.A.		2.746	05/28/25	6,350
	3,800,000		Banco Santander S.A.		3.800	02/23/28	4,302
	5,600,000		Banco Santander S.A.		2.749	12/03/30	5,780
	600,000		Banco Santander S.A.		7.500	N/A‡	663
	6,200,000		Bancolombia S.A.		3.000	01/29/25	6,448
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,650,000		Bancolombia S.A.	4.625%	12/18/29	$2,783
	300,000	g	Bangkok Bank PCL	3.733	09/25/34	312
	2,750,000	g	Banistmo S.A.	4.250	07/31/27	2,954
	6,300,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	6,528
	5,000,000		Bank of America Corp	3.550	03/05/24	5,342
EUR	400,000		Bank of America Corp	1.375	03/26/25	517
	$10,200,000		Bank of America Corp	3.875	08/01/25	11,632
	7,100,000		Bank of America Corp	1.319	06/19/26	7,250
EUR	300,000		Bank of America Corp	1.776	05/04/27	399
	$18,265,000		Bank of America Corp	3.248	10/21/27	20,435
	17,250,000		Bank of America Corp	3.824	01/20/28	19,806
	61,875,000		Bank of America Corp	2.496	02/13/31	65,680
	17,450,000		Bank of America Corp	2.592	04/29/31	18,699
	39,000,000		Bank of America Corp	1.922	10/24/31	39,492
	18,000,000		Bank of America Corp	4.083	03/20/51	22,695
	5,000,000		Bank of America Corp	6.250	N/A‡	5,548
	3,000,000		Bank of America Corp	6.100	N/A‡	3,399
	5,350,000		Bank of Montreal	3.803	12/15/32	6,062
EUR	400,000		Barclays plc	0.625	11/14/23	494
	$5,900,000		Barclays plc	4.338	05/16/24	6,385
	10,000,000		Barclays plc	3.932	05/07/25	10,938
	11,000,000	g	BNP Paribas S.A.	2.819	11/19/25	11,752
	1,850,000	g	BNP Paribas S.A.	2.219	06/09/26	1,936
	7,375,000	g	BNP Paribas S.A.	1.904	09/30/28	7,528
	7,300,000	g	BNP Paribas S.A.	3.052	01/13/31	7,962
	5,700,000	g	BNP Paribas S.A.	2.588	08/12/35	5,824
	7,674,000	g	BPCE S.A.	4.625	07/11/24	8,577
	2,950,000		Citigroup, Inc	2.700	10/27/22	3,068
	8,500,000		Citigroup, Inc	3.875	03/26/25	9,487
	36,375,000		Citigroup, Inc	3.200	10/21/26	40,640
GBP	250,000		Citigroup, Inc	1.750	10/23/26	360
	$6,575,000		Citigroup, Inc	4.300	11/20/26	7,666
	21,485,000		Citigroup, Inc	4.450	09/29/27	25,331
	49,250,000		Citigroup, Inc	2.666	01/29/31	52,807
	11,000,000		Citigroup, Inc	4.412	03/31/31	13,329
	7,125,000		Citigroup, Inc	2.572	06/03/31	7,590
	5,000,000		Citigroup, Inc	5.000	N/A‡	5,197
	4,000,000		Citigroup, Inc	6.300	N/A‡	4,336
	6,875,000		Cooperatieve Rabobank UA	3.950	11/09/22	7,306
	4,500,000	g	Cooperatieve Rabobank UA	2.625	07/22/24	4,811
	15,225,000		Cooperatieve Rabobank UA	3.750	07/21/26	17,202
	4,325,000	g	Credicorp Ltd	2.750	06/17/25	4,498
	11,050,000	g	Credit Agricole S.A.	3.250	10/04/24	11,985
	10,350,000	g	Credit Agricole S.A.	1.907	06/16/26	10,733
	2,450,000	g	DBS Group Holdings Ltd	4.520	12/11/28	2,680
	4,875,000		Discover Bank	3.200	08/09/21	4,947
	8,200,000		Discover Bank	2.450	09/12/24	8,671
	8,455,000		Discover Bank	3.450	07/27/26	9,454
	4,575,000		Discover Bank	2.700	02/06/30	4,850
	4,000,000	g	Grupo Aval Ltd	4.750	09/26/22	4,190
	3,325,000	g	Grupo Aval Ltd	4.375	02/04/30	3,541
GBP	500,000		HSBC Holdings plc	2.175	06/27/23	700
	$3,325,000		HSBC Holdings plc	2.633	11/07/25	3,539
	6,100,000		HSBC Holdings plc	1.645	04/18/26	6,238
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$6,075,000		HSBC Holdings plc	3.900%	05/25/26	$6,933
	20,075,000		HSBC Holdings plc	4.292	09/12/26	22,874
	1,250,000		HSBC Holdings plc	4.375	11/23/26	1,442
	6,450,000		HSBC Holdings plc	4.041	03/13/28	7,363
	4,200,000		HSBC Holdings plc	2.013	09/22/28	4,298
	4,375,000		HSBC Holdings plc	4.950	03/31/30	5,474
	8,950,000		HSBC Holdings plc	3.973	05/22/30	10,345
	3,850,000		HSBC Holdings plc	2.357	08/18/31	3,974
	13,025,000		Huntington National Bank	2.500	08/07/22	13,450
	3,375,000	g	ICICI Bank Ltd	3.800	12/14/27	3,650
	4,350,000	g	ING Groep NV	4.625	01/06/26	5,115
	15,200,000	g	ING Groep NV	1.400	07/01/26	15,452
	2,125,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	2,253
	500,000	g	Intesa Sanpaolo S.p.A	5.710	01/15/26	572
	4,850,000		JPMorgan Chase & Co	2.700	05/18/23	5,099
	35,850,000		JPMorgan Chase & Co	2.301	10/15/25	38,049
	20,000,000		JPMorgan Chase & Co	2.005	03/13/26	21,004
	14,900,000		JPMorgan Chase & Co	3.200	06/15/26	16,678
EUR	600,000		JPMorgan Chase & Co	1.638	05/18/28	802
	$12,000,000		JPMorgan Chase & Co	4.203	07/23/29	14,341
	23,700,000		JPMorgan Chase & Co	3.702	05/06/30	27,479
	44,675,000		JPMorgan Chase & Co	2.739	10/15/30	48,615
	23,000,000		JPMorgan Chase & Co	4.493	03/24/31	28,278
	24,550,000		JPMorgan Chase & Co	2.522	04/22/31	26,373
	4,575,000		JPMorgan Chase & Co	2.956	05/13/31	5,015
	2,525,000		JPMorgan Chase & Co	1.764	11/19/31	2,549
	5,500,000		JPMorgan Chase & Co	5.000	N/A‡	5,786
	6,400,000		JPMorgan Chase & Co	6.750	N/A‡	7,185
	1,200,000	g	Kookmin Bank	2.500	11/04/30	1,223
	9,000,000		Mitsubishi UFJ Financial Group, Inc	2.193	02/25/25	9,510
	5,700,000		MUFG Americas Holdings Corp	3.500	06/18/22	5,958
	8,850,000		Natwest Group plc	3.032	11/28/35	9,153
	3,100,000	g	Oversea-Chinese Banking Corp Ltd	1.832	09/10/30	3,148
	4,000,000		PNC Bank NA	2.700	10/22/29	4,371
	6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,647
	11,800,000		Royal Bank of Canada	2.550	07/16/24	12,616
	6,325,000		Royal Bank of Scotland Group plc	3.073	05/22/28	6,862
	9,350,000		Santander Holdings USA, Inc	3.400	01/18/23	9,821
	3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,830
	11,050,000		Sumitomo Mitsui Financial Group, Inc	2.696	07/16/24	11,796
	11,000,000		Toronto-Dominion Bank	1.150	06/12/25	11,230
	2,350,000		Toronto-Dominion Bank	3.625	09/15/31	2,663
	5,700,000		Truist Bank	2.750	05/01/23	6,002
	4,800,000		Truist Bank	2.150	12/06/24	5,086
	5,000,000		Truist Financial Corp	4.000	05/01/25	5,661
	4,000,000		Truist Financial Corp	4.800	N/A‡	4,214
	5,000,000		Truist Financial Corp	4.950	N/A‡	5,500
	450,000	g	UniCredit S.p.A	2.569	09/22/26	459
	2,550,000	g	United Overseas Bank Ltd	3.750	04/15/29	2,737
	8,400,000		Wells Fargo & Co	3.750	01/24/24	9,169
	5,300,000		Wells Fargo & Co	3.550	09/29/25	5,952
	5,600,000		Wells Fargo & Co	3.000	10/23/26	6,206
	21,575,000		Wells Fargo & Co	2.393	06/02/28	22,960
	11,950,000		Wells Fargo & Co	2.879	10/30/30	13,031
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$8,500,000		Wells Fargo & Co	5.875%	N/A‡	$9,637
	6,000,000		Wells Fargo & Co	5.900	N/A‡	6,368
	4,650,000		Westpac Banking Corp	2.850	05/13/26	5,162
	6,450,000		Westpac Banking Corp	4.110	07/24/34	7,376
			TOTAL BANKS			1,187,203

CAPITAL GOODS - 1.2%
	5,000,000		Air Lease Corp	3.125	12/01/30	5,196
EUR	400,000		Airbus SE	1.625	06/09/30	536
GBP	1,000,000		BAE Systems plc	4.125	06/08/22	1,436
	$4,175,000	g	BAE Systems plc	3.400	04/15/30	4,727
	2,475,000	g	BAE Systems plc	1.900	02/15/31	2,501
	225,000	g	Beacon Roofing Supply, Inc	4.500	11/15/26	236
	3,600,000	g	BOC Aviation Ltd	3.000	09/11/29	3,717
	13,350,000		Boeing Co	2.950	02/01/30	13,810
	3,352,000		Boeing Co	3.250	02/01/35	3,435
	3,775,000	g	Embraer Netherlands Finance BV	6.950	01/17/28	4,266
	1,432,000		General Electric Co	5.875	01/14/38	1,939
	108,000		General Electric Co	6.875	01/10/39	159
	3,075,000	g	H&E Equipment Services, Inc	3.875	12/15/28	3,098
EUR	500,000		Honeywell International, Inc	0.000	03/10/24	614
	$275,000		Howmet Aerospace, Inc	6.875	05/01/25	324
	1,000,000		Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	1,153
	13,245,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	15,497
	3,000,000	g	Korea East-West Power Co Ltd	1.750	05/06/25	3,133
	3,150,000		L3Harris Technologies, Inc	3.850	06/15/23	3,402
	5,070,000		L3Harris Technologies, Inc	2.900	12/15/29	5,599
	1,700,000		Lockheed Martin Corp	1.850	06/15/30	1,783
	2,150,000		Lockheed Martin Corp	2.800	06/15/50	2,320
	9,825,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	10,164
	8,925,000		Northrop Grumman Corp	3.250	01/15/28	10,088
EUR	500,000		Parker-Hannifin Corp	1.125	03/01/25	636
	$19,200,000		Parker-Hannifin Corp	3.250	06/14/29	21,778
	6,600,000		Raytheon Technologies Corp	2.250	07/01/30	7,007
	325,000	g	Rolls-Royce plc	5.750	10/15/27	360
	5,475,000		Roper Technologies, Inc	3.800	12/15/26	6,323
	2,650,000		Roper Technologies, Inc	2.950	09/15/29	2,910
	5,775,000		Roper Technologies, Inc	2.000	06/30/30	5,899
	4,000,000	g	TSMC Global Ltd	0.750	09/28/25	3,984
	4,000,000	g	TSMC Global Ltd	1.000	09/28/27	3,960
	361,000		United Technologies Corp	3.650	08/16/23	389
	16,850,000		United Technologies Corp	4.125	11/16/28	20,079
	6,665,000		United Technologies Corp	4.500	06/01/42	8,679
	400,000	g	WESCO Distribution, Inc	7.125	06/15/25	440
	300,000	g	WESCO Distribution, Inc	7.250	06/15/28	341
			TOTAL CAPITAL GOODS			181,918

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
	875,000		AECOM	5.875	10/15/24	976
	325,000	g	ASGN, Inc	4.625	05/15/28	338
	250,000	g	GFL Environmental, Inc	4.250	06/01/25	259
	1,000,000	g	GFL Environmental, Inc	3.750	08/01/25	1,020
	1,950,000		IHS Markit Ltd	4.125	08/01/23	2,120
	3,175,000		IHS Markit Ltd	4.250	05/01/29	3,857
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,350,000	g	Prime Security Services Borrower LLC	5.250%	04/15/24	$2,509
	2,000,000	g	Prime Security Services Borrower LLC	5.750	04/15/26	2,190
	1,325,000	g	Prime Security Services Borrower LLC	3.375	08/31/27	1,315
	725,000	g	Prime Security Services Borrower LLC	6.250	01/15/28	778
EUR	500,000		RELX Capital, Inc	1.300	05/12/25	646
	$7,971,000		Republic Services, Inc	2.900	07/01/26	8,805
	1,250,000		Verisk Analytics, Inc	4.125	03/15/29	1,501
	1,050,000		Verisk Analytics, Inc	3.625	05/15/50	1,222
	9,650,000		Waste Management, Inc	2.900	09/15/22	10,000
	2,225,000		Waste Management, Inc	4.100	03/01/45	2,786
	3,550,000		Waste Management, Inc	2.500	11/15/50	3,580
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			43,902

CONSUMER DURABLES & APPAREL - 0.0%
	1,600,000		Leggett & Platt, Inc	4.400	03/15/29	1,831
	149,000		Newell Brands, Inc	4.875	06/01/25	164
			TOTAL CONSUMER DURABLES & APPAREL			1,995

CONSUMER SERVICES - 0.8%
	9,820,000		Amherst College	4.100	11/01/45	12,331
	29,085,000		Anheuser-Busch Cos LLC	3.650	02/01/26	32,859
	9,500,000		Anheuser-Busch Cos LLC	4.900	02/01/46	12,364
	1,100,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	1,158
	1,825,000	g	Cedar Fair LP	5.500	05/01/25	1,902
	3,800,000	g	ENA Master Trust	4.000	05/19/48	4,094
	125,000	g	Hilton Domestic Operating Co, Inc	5.375	05/01/25	133
	125,000	g	Hilton Domestic Operating Co, Inc	5.750	05/01/28	136
	1,610,000	g	International Game Technology plc	6.500	02/15/25	1,800
	8,000,000		President and Fellows of Harvard College	3.529	10/01/31	9,663
	14,250,000		President and Fellows of Harvard College	3.619	10/01/37	17,095
	2,100,000		Sands China Ltd	5.400	08/08/28	2,457
	1,000,000	g	Scientific Games International, Inc	5.000	10/15/25	1,032
EUR	500,000	g	Scientific Games International, Inc	3.375	02/15/26	605
	$15,000,000		Smith College	4.620	07/01/45	19,682
	1,125,000	g	Wynn Macau Ltd	5.500	01/15/26	1,170
	100,000	g	Yum! Brands, Inc	7.750	04/01/25	111
			TOTAL CONSUMER SERVICES			118,592

DIVERSIFIED FINANCIALS - 2.9%
	3,500,000		AerCap Ireland Capital DAC	3.650	07/21/27	3,813
	7,000,000		AerCap Ireland Capital DAC	4.625	10/15/27	7,924
	5,525,000		American Express Co	2.500	08/01/22	5,701
	4,000,000		American Express Co	3.700	08/03/23	4,331
	2,775,000		American Express Credit Corp	3.300	05/03/27	3,156
EUR	425,000		American Honda Finance Corp	1.950	10/18/24	558
	$3,975,000		Ameriprise Financial, Inc	3.000	03/22/22	4,105
	2,700,000	g	BBVA Bancomer S.A.	1.875	09/18/25	2,727
	300,000	g	BBVA Bancomer S.A.	5.350	11/12/29	319
	1,500,000	g	BBVA Bancomer S.A.	5.125	01/18/33	1,616
	4,525,000		Berkshire Hathaway, Inc	3.125	03/15/26	5,055
	20,775,000		Capital One Bank USA NA	3.375	02/15/23	21,963
EUR	150,000		Capital One Financial Corp	0.800	06/12/24	187
	$6,250,000		Community Preservation Corp	2.867	02/01/30	6,532
	9,800,000	g	Credit Suisse Group AG.	2.997	12/14/23	10,246
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$8,475,000	g	Credit Suisse Group AG.	2.193%	06/05/26	$8,855
GBP	300,000		Credit Suisse Group AG.	2.250	06/09/28	435
	$8,525,000	g	Credit Suisse Group AG.	4.194	04/01/31	10,022
	7,700,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	8,292
	10,250,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	11,377
GBP	300,000		Danske Bank A.S.	2.250	01/14/28	429
	$500,000		Deutsche Bank AG.	2.129	11/24/26	511
	4,000,000		Ford Motor Credit Co LLC	3.096	05/04/23	4,041
	4,825,000		GE Capital International Funding Co	3.373	11/15/25	5,369
	25,700,000		GE Capital International Funding Co	4.418	11/15/35	30,646
	20,000,000		General Motors Financial Co, Inc	2.750	06/20/25	21,382
	5,475,000		General Motors Financial Co, Inc	5.650	01/17/29	6,797
	11,000,000		General Motors Financial Co, Inc	3.600	06/21/30	12,273
	5,450,000		General Motors Financial Co, Inc	5.700	N/A‡	6,009
EUR	850,000		Goldman Sachs Group, Inc	2.000	07/27/23	1,095
	$13,575,000		Goldman Sachs Group, Inc	3.500	01/23/25	14,980
	3,500,000		Goldman Sachs Group, Inc	1.093	12/09/26	3,535
	26,625,000		Goldman Sachs Group, Inc	3.691	06/05/28	30,691
	7,400,000		Goldman Sachs Group, Inc	2.600	02/07/30	7,959
	6,075,000		Goldman Sachs Group, Inc	4.017	10/31/38	7,404
	7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	10,601
	3,000,000		Goldman Sachs Group, Inc	4.950	N/A‡	3,174
	399		Golondrina Leasing LLC	1.822	05/03/25	0	^
	1,600,000		Indian Railway Finance Corp Ltd	3.730	03/29/24	1,707
	1,975,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	2,101
	5,000,000		International Lease Finance Corp	5.875	08/15/22	5,402
	1,305,000		Legg Mason, Inc	3.950	07/15/24	1,446
	3,000,000	g	Minejesa Capital BV	4.625	08/10/30	3,229
	19,000,000		Morgan Stanley	2.188	04/28/26	20,065
	37,625,000		Morgan Stanley	3.125	07/27/26	42,133
EUR	700,000		Morgan Stanley	1.342	10/23/26	907
	$6,900,000		Morgan Stanley	3.625	01/20/27	7,917
	21,500,000		Morgan Stanley	2.699	01/22/31	23,327
	3,350,000	g	Power Finance Corp Ltd	3.950	04/23/30	3,574
	550,000		Springleaf Finance Corp	5.375	11/15/29	619
	2,600,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	3,025
	3,750,000		Synchrony Financial	4.375	03/19/24	4,128
	5,519,000		Synchrony Financial	4.250	08/15/24	6,097
	10,157,000	g	UBS Group AG	2.859	08/15/23	10,529
	5,900,000	g	UBS Group AG	3.126	08/13/30	6,608
	1,000,000		Voya Financial, Inc	5.700	07/15/43	1,385
			TOTAL DIVERSIFIED FINANCIALS			428,309

ENERGY - 3.6%
	1,825,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	2,269
	1,050,000		AmeriGas Partners LP	5.875	08/20/26	1,181
	2,000,000		Cenovus Energy, Inc	5.375	07/15/25	2,254
	11,000,000		Chevron Corp	1.554	05/11/25	11,425
	4,925,000		Chevron Corp	2.236	05/11/30	5,268
	11,200,000		Concho Resources, Inc	2.400	02/15/31	11,715
	2,375,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,417
	10,000,000		Diamondback Energy, Inc	2.875	12/01/24	10,510
	250,000		Ecopetrol S.A.	5.375	06/26/26	288
	4,100,000		Ecopetrol S.A.	6.875	04/29/30	5,293
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,230,000		Ecopetrol S.A.	5.875%	05/28/45	$1,489
475,000		Enable Midstream Partners LP	4.150	09/15/29	472
8,225,000		Enbridge, Inc	3.125	11/15/29	9,039
6,421,000		Energy Transfer Operating LP	3.600	02/01/23	6,726
5,930,000		Energy Transfer Operating LP	4.200	09/15/23	6,391
4,575,000		Energy Transfer Operating LP	2.900	05/15/25	4,839
4,725,000		Energy Transfer Operating LP	4.750	01/15/26	5,345
2,950,000		Energy Transfer Operating LP	5.500	06/01/27	3,475
7,850,000		Energy Transfer Operating LP	4.950	06/15/28	9,044
4,225,000		Energy Transfer Operating LP	5.250	04/15/29	4,931
10,350,000		Energy Transfer Operating LP	3.750	05/15/30	11,158
8,700,000		Energy Transfer Operating LP	6.250	04/15/49	10,508
9,125,000		Energy Transfer Operating LP	5.000	05/15/50	9,866
5,125,000		Enterprise Products Operating LLC	3.700	02/15/26	5,804
6,275,000		Enterprise Products Operating LLC	3.125	07/31/29	6,952
700,000		Enterprise Products Operating LLC	2.800	01/31/30	758
1,250,000		Enterprise Products Operating LLC	4.900	05/15/46	1,589
4,025,000		Enterprise Products Operating LLC	4.250	02/15/48	4,712
6,200,000		Enterprise Products Operating LLC	4.800	02/01/49	7,813
4,200,000		Enterprise Products Operating LLC	4.200	01/31/50	4,926
10,600,000		Enterprise Products Operating LLC	3.700	01/31/51	11,647
5,125,000		Enterprise Products Operating LLC	3.950	01/31/60	5,662
1,225,000	g	EQM Midstream Partners LP	6.000	07/01/25	1,341
3,300,000	g	Galaxy Pipeline Assets Bidco Ltd	2.625	03/31/36	3,426
300,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	03/23/27	340
3,475,000	g	KazTransGas JSC	4.375	09/26/27	3,997
4,850,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	6,041
2,065,000		Kinder Morgan, Inc	5.300	12/01/34	2,543
2,000,000	g	Leviathan Bond Ltd	5.750	06/30/23	2,130
800,000	g	Leviathan Bond Ltd	6.125	06/30/25	878
10,675,000		Magellan Midstream Partners LP	3.250	06/01/30	11,983
9,075,000		Marathon Petroleum Corp	3.800	04/01/28	10,113
6,235,000		Marathon Petroleum Corp	4.750	09/15/44	7,146
5,500,000		Marathon Petroleum Corp	5.000	09/15/54	6,213
8,950,000		MPLX LP	1.750	03/01/26	9,260
15,100,000		MPLX LP	2.650	08/15/30	15,816
12,525,000		MPLX LP	4.500	04/15/38	14,309
6,150,000		MPLX LP	4.700	04/15/48	7,282
275,000		Murphy Oil Corp	5.875	12/01/27	271
1,000,000		NAK Naftogaz Ukraine via Kondor Finance plc	7.375	07/19/22	1,032
900,000		Noble Energy, Inc	3.900	11/15/24	1,004
1,675,000		Noble Energy, Inc	3.850	01/15/28	1,947
3,465,000		Noble Energy, Inc	5.050	11/15/44	4,864
1,400,000		NuStar Logistics LP	5.750	10/01/25	1,491
3,000,000		Occidental Petroleum Corp	3.500	06/15/25	2,898
2,200,000		Occidental Petroleum Corp	5.550	03/15/26	2,297
3,900,000		Occidental Petroleum Corp	4.300	08/15/39	3,280
1,350,000	g	Oleoducto Central S.A.	4.000	07/14/27	1,465
1,775,000		ONEOK, Inc	4.000	07/13/27	1,978
11,642,000		ONEOK, Inc	4.550	07/15/28	13,319
12,150,000		ONEOK, Inc	4.350	03/15/29	13,773
10,380,000		ONEOK, Inc	3.400	09/01/29	11,103
5,500,000		ONEOK, Inc	3.100	03/15/30	5,856
2,000,000		ONEOK, Inc	5.200	07/15/48	2,331
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$5,500,000		ONEOK, Inc	4.500%	03/15/50	$5,758
	3,000,000	g	Pertamina Persero PT	4.300	05/20/23	3,217
	1,425,000	g	Pertamina Persero PT	3.650	07/30/29	1,593
	2,600,000	g	Peru LNG Srl	5.375	03/22/30	2,319
	1,200,000		Petrobras Global Finance BV	5.999	01/27/28	1,405
	1,100,000		Petrobras Global Finance BV	5.093	01/15/30	1,229
	4,000,000		Petrobras Global Finance BV	5.600	01/03/31	4,597
	750,000		Petrobras Global Finance BV	7.250	03/17/44	968
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	454
	$4,000,000		Petroleos Mexicanos	1.950	12/20/22	4,073
	2,140,000		Petroleos Mexicanos	2.000	12/20/22	2,180
	3,900,000		Petroleos Mexicanos	4.500	01/23/26	3,886
	3,775,000		Petroleos Mexicanos	6.500	03/13/27	3,976
	2,650,000		Petroleos Mexicanos	5.350	02/12/28	2,614
	2,988,000		Petroleos Mexicanos	7.000	01/23/30	3,128
	5,300,000		Petroleos Mexicanos	5.950	01/28/31	5,287
	1,950,000	g	Petronas Capital Ltd	3.500	04/21/30	2,240
	3,250,000		Phillips 66 Partners LP	3.150	12/15/29	3,379
	3,275,000		Phillips 66 Partners LP	4.680	02/15/45	3,547
	1,900,000	g	PTTEP Treasury Center Co Ltd	2.587	06/10/27	1,983
	1,200,000		Regency Energy Partners LP	4.500	11/01/23	1,298
	2,597,000	g	Rio Oil Finance Trust	8.200	04/06/28	2,909
	9,875,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	11,330
	10,200,000	g	Sabine Pass Liquefaction LLC	4.500	05/15/30	12,084
	7,175,000	g	Saudi Arabian Oil Co	2.250	11/24/30	7,302
	5,000,000	g	Saudi Arabian Oil Co	3.250	11/24/50	5,061
	5,550,000		Shell International Finance BV	2.250	01/06/23	5,764
	4,875,000		Shell International Finance BV	2.875	05/10/26	5,390
	6,900,000		Shell International Finance BV	3.125	11/07/49	7,607
	6,500,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	7,110
	1,925,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	2,168
	600,000		Targa Resources Partners LP	5.125	02/01/25	615
	425,000		Targa Resources Partners LP	6.500	07/15/27	461
	5,800,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	5,769
	11,000,000		Total Capital International S.A.	3.127	05/29/50	11,899
	19,150,000		TransCanada PipeLines Ltd	4.250	05/15/28	22,610
	400,000		Tullow Oil Jersey Ltd	6.625	07/12/21	346
	1,400,000		Vale Overseas Ltd	6.250	08/10/26	1,736
	5,075,000		Williams Partners LP	3.750	06/15/27	5,789
	2,000,000	g	YPF S.A.	8.500	07/28/25	1,543
			TOTAL ENERGY			534,117

FOOD & STAPLES RETAILING - 0.6%
	5,225,000		Costco Wholesale Corp	1.375	06/20/27	5,381
	7,850,000		Costco Wholesale Corp	1.600	04/20/30	8,039
	2,450,000		Costco Wholesale Corp	1.750	04/20/32	2,544
	1,223,000		Ingles Markets, Inc	5.750	06/15/23	1,235
	5,575,000		Kroger Co	3.700	08/01/27	6,407
	3,140,000		Kroger Co	3.875	10/15/46	3,673
	1,325,000		Kroger Co	4.450	02/01/47	1,665
	2,636,000		Kroger Co	3.950	01/15/50	3,196
EUR	1,000,000		SYSCO Corp	1.250	06/23/23	1,253
	$22,300,000		Walmart, Inc	3.700	06/26/28	26,255
	4,350,000		Walmart, Inc	3.250	07/08/29	5,060
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$13,650,000		Walmart, Inc	2.375%	09/24/29	$14,908
	6,150,000		Walmart, Inc	3.950	06/28/38	7,835
			TOTAL FOOD & STAPLES RETAILING			87,451

FOOD, BEVERAGE & TOBACCO - 1.4%
	6,425,000		Altria Group, Inc	4.800	02/14/29	7,704
	3,375,000		Altria Group, Inc	3.400	05/06/30	3,785
	5,800,000		Altria Group, Inc	5.950	02/14/49	8,113
	18,600,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	22,937
	5,045,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	6,269
	6,275,000		BAT Capital Corp	2.259	03/25/28	6,511
	16,425,000		BAT Capital Corp	4.906	04/02/30	19,827
	12,850,000		BAT Capital Corp	2.726	03/25/31	13,302
	5,225,000		BAT Capital Corp	3.734	09/25/40	5,443
	5,500,000		BAT Capital Corp	4.540	08/15/47	6,098
	2,725,000		BAT Capital Corp	3.984	09/25/50	2,839
	1,500,000	g	BRF S.A.	5.750	09/21/50	1,669
	2,750,000		Coca-Cola Co	1.450	06/01/27	2,839
	25,000,000		Coca-Cola Co	1.000	03/15/28	25,076
	3,375,000		Coca-Cola Co	1.650	06/01/30	3,463
EUR	400,000		Coca-Cola Co	0.800	03/15/40	504
	$1,700,000		Constellation Brands, Inc	4.400	11/15/25	1,973
	2,675,000		Constellation Brands, Inc	3.700	12/06/26	3,061
	1,825,000		Constellation Brands, Inc	3.600	02/15/28	2,084
	3,225,000		Constellation Brands, Inc	3.150	08/01/29	3,590
	1,125,000		Constellation Brands, Inc	2.875	05/01/30	1,232
	3,000,000	g	Corp Lindley S.A.	4.625	04/12/23	3,116
	5,500,000		Diageo Capital plc	2.125	10/24/24	5,804
	4,500,000		Diageo Capital plc	1.375	09/29/25	4,629
	8,050,000		Diageo Capital plc	2.375	10/24/29	8,662
	3,900,000		Diageo Capital plc	2.000	04/29/30	4,065
	3,600,000	g	Embotelladora Andina S.A.	3.950	01/21/50	4,041
	1,550,000		General Mills, Inc	2.875	04/15/30	1,718
	3,700,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	4,590
	2,400,000	g	Grupo Bimbo SAB de C.V.	5.950	N/A‡	2,577
	1,550,000		JM Smucker Co	2.375	03/15/30	1,640
	3,900,000		Kellogg Co	3.400	11/15/27	4,409
EUR	400,000		PepsiCo, Inc	0.500	05/06/28	506
	$3,125,000		PepsiCo, Inc	3.450	10/06/46	3,772
	6,325,000		Philip Morris International, Inc	2.100	05/01/30	6,593
	1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,439
	2,050,000	g	Post Holdings, Inc	4.625	04/15/30	2,156
	3,500,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	3,859
	2,700,000		Tyson Foods, Inc	3.900	09/28/23	2,946
			TOTAL FOOD, BEVERAGE & TOBACCO			215,841

HEALTH CARE EQUIPMENT & SERVICES - 2.0%
	4,750,000		Abbott Laboratories	3.875	09/15/25	5,440
	11,022,000		Abbott Laboratories	3.750	11/30/26	12,908
	2,250,000		Abbott Laboratories	5.300	05/27/40	3,309
	11,100,000		Anthem, Inc	3.650	12/01/27	12,795
EUR	430,000		Becton Dickinson & Co	1.401	05/24/23	542
	670,000		Becton Dickinson & Co	1.900	12/15/26	884
	$11,589,000		Becton Dickinson & Co	3.700	06/06/27	13,295
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$4,850,000		Boston Scientific Corp	4.000%	03/01/29	$5,713
	3,650,000		Centene Corp	4.250	12/15/27	3,869
	2,910,000		Centene Corp	3.000	10/15/30	3,084
	19,230,000		Children’s Hospital Medic	4.268	05/15/44	24,182
	5,350,000		Cigna Corp	2.400	03/15/30	5,701
	5,075,000		Cigna Corp	3.200	03/15/40	5,557
	6,775,000		CVS Health Corp	2.625	08/15/24	7,259
	15,950,000		CVS Health Corp	2.875	06/01/26	17,528
	23,450,000		CVS Health Corp	3.750	04/01/30	27,276
	25,800,000		CVS Health Corp	1.750	08/21/30	25,938
	7,675,000		CVS Health Corp	1.875	02/28/31	7,754
	10,300,000		CVS Health Corp	4.780	03/25/38	12,997
	4,675,000		CVS Health Corp	2.700	08/21/40	4,723
	8,350,000		CVS Health Corp	5.050	03/25/48	11,299
	3,750,000		CVS Health Corp	4.250	04/01/50	4,683
	4,105,000		Dartmouth-Hitchcock Health	4.178	08/01/48	4,838
	1,250,000	g	DaVita, Inc	4.625	06/01/30	1,325
	4,325,000	g	DaVita, Inc	3.750	02/15/31	4,391
EUR	500,000		DH Europe Finance Sarl	1.200	06/30/27	653
	$875,000		Encompass Health Corp	4.625	04/01/31	936
	4,225,000		HCA, Inc	5.625	09/01/28	4,991
	5,000,000		HCA, Inc	5.500	06/15/47	6,669
	3,500,000	g	Hologic, Inc	3.250	02/15/29	3,561
	6,250,000		Humana, Inc	3.950	03/15/27	7,191
	12,500,000		Mercy Health	3.382	11/01/25	13,778
	500,000	g	Molina Healthcare, Inc	4.375	06/15/28	526
	5,000,000		New York and Presbyterian Hospital	3.563	08/01/36	5,545
	11,046,000	g	SBA Tower Trust	1.884	01/15/26	11,368
EUR	450,000		Stryker Corp	2.625	11/30/30	663
	$150,000	g	Teleflex, Inc	4.250	06/01/28	159
	375,000	g	Tenet Healthcare Corp	4.625	06/15/28	393
	5,775,000		UnitedHealth Group, Inc	2.950	10/15/27	6,485
	4,625,000		UnitedHealth Group, Inc	3.750	10/15/47	5,735
	2,150,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	2,293
	3,745,000		Zimmer Biomet Holdings, Inc	3.550	04/01/25	4,136
			TOTAL HEALTH CARE EQUIPMENT & SERVICES			302,372

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
	3,000,000		Kimberly-Clark Corp	1.050	09/15/27	3,039
EUR	600,000		The Procter & Gamble Company	0.625	10/30/24	757
	400,000		The Procter & Gamble Company	1.875	10/30/38	620
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS			4,416

INSURANCE - 1.3%
	$1,925,000		Aetna, Inc	6.625	06/15/36	2,828
	1,525,000	g	AIA Group Ltd	3.200	09/16/40	1,599
	825,000	g	Alliant Holdings Intermediate LLC	4.250	10/15/27	844
	2,700,000		American Financial Group, Inc	3.500	08/15/26	2,945
	7,450,000		American International Group, Inc	3.400	06/30/30	8,531
	6,350,000		Aon Corp	2.800	05/15/30	6,924
	12,975,000		Aon plc	3.500	06/14/24	14,146
	3,250,000		AXIS Specialty Finance LLC	4.900	01/15/40	3,399
	2,275,000		Berkshire Hathaway Finance Corp	1.850	03/12/30	2,396
	2,400,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	3,183
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$21,100,000		Berkshire Hathaway Finance Corp	2.850%	10/15/50	$22,581
	6,250,000		Chubb INA Holdings, Inc	2.875	11/03/22	6,515
EUR	450,000		Chubb INA Holdings, Inc	0.875	06/15/27	577
	500,000		Chubb INA Holdings, Inc	1.550	03/15/28	670
	450,000		Chubb INA Holdings, Inc	1.400	06/15/31	609
	$3,525,000		CNA Financial Corp	3.950	05/15/24	3,897
	3,775,000		CNA Financial Corp	2.050	08/15/30	3,847
	1,825,000	g	Equitable Financial Life Global Funding	1.400	07/07/25	1,874
EUR	250,000	g	Fairfax Financial Holdings Ltd	2.750	03/29/28	339
	$5,575,000	g	Five Corners Funding Trust	4.419	11/15/23	6,183
	7,325,000	g	Five Corners Funding Trust II	2.850	05/15/30	8,099
	5,500,000		Hartford Financial Services Group, Inc	2.800	08/19/29	5,972
	1,350,000		Hartford Financial Services Group, Inc	4.300	04/15/43	1,700
	3,375,000		Hartford Financial Services Group, Inc	3.600	08/19/49	3,953
	728,000	g	Liberty Mutual Group, Inc	4.250	06/15/23	792
EUR	750,000		Liberty Mutual Group, Inc	2.750	05/04/26	1,038
	$4,100,000	g	Liberty Mutual Group, Inc	3.951	10/15/50	4,901
	1,600,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	1,745
	1,365,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	1,514
	4,325,000		MetLife, Inc	3.600	11/13/25	4,895
	18,175,000		MetLife, Inc	3.850	N/A‡	19,175
	3,025,000	g	Metropolitan Life Global Funding I	2.950	04/09/30	3,404
	11,875,000		PartnerRe Finance B LLC	4.500	10/01/50	12,432
	6,000,000		Principal Financial Group, Inc	2.125	06/15/30	6,265
	2,500,000		Prudential Financial, Inc	3.905	12/07/47	3,004
	6,960,000		Prudential Financial, Inc	3.700	10/01/50	7,362
	3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,432
	4,150,000		Reinsurance Group of America, Inc	3.900	05/15/29	4,756
	7,750,000	g,i	Vitality Re IX Ltd	1.658	01/10/22	7,677
	3,500,000	g,i	Vitality Re X Ltd	1.808	01/10/23	3,484
			TOTAL INSURANCE			199,487

MATERIALS - 1.0%
	4,550,000	g	Anglo American Capital plc	2.625	09/10/30	4,755
	5,825,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	6,258
	1,570,000	g	Antofagasta plc	2.375	10/14/30	1,574
	250,000	g	Arconic Corp	6.000	05/15/25	267
	175,000	g	Arconic Rolled Products Corp	6.125	02/15/28	189
EUR	200,000	g	Ashland Services BV	2.000	01/30/28	243
	250,000		Ball Corp	4.375	12/15/23	336
	425,000		Ball Corp	0.875	03/15/24	519
	$1,875,000		Ball Corp	2.875	08/15/30	1,870
	852,000		Bemis Co, Inc	3.100	09/15/26	920
	2,600,000		Bemis Co, Inc	2.630	06/19/30	2,814
	3,700,000	g	Berry Global, Inc	1.570	01/15/26	3,732
	200,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	220
	3,000,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	3,375
	1,650,000	g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	1,864
	2,000,000	g	Cemex SAB de C.V.	7.375	06/05/27	2,276
	2,500,000	g	Cemex SAB de C.V.	5.450	11/19/29	2,750
	3,900,000	g	Corp Nacional del Cobre de Chile	3.625	08/01/27	4,351
	3,000,000	g	Corp Nacional del Cobre de Chile	3.150	01/14/30	3,269
	2,000,000	g	Corp Nacional del Cobre de Chile	3.150	01/15/51	2,011
	2,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.700	01/30/50	2,196
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$4,000,000		DowDuPont, Inc	4.725%	11/15/28	$4,926
	500,000	g	Element Solutions, Inc	3.875	09/01/28	514
	3,000,000	g	First Quantum Minerals Ltd	6.875	10/15/27	3,255
	3,000,000		Freeport-McMoRan, Inc	5.450	03/15/43	3,735
	2,600,000	g	Fresnillo plc	4.250	10/02/50	2,854
	1,850,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	2,243
	775,000	g	Hudbay Minerals, Inc	6.125	04/01/29	835
EUR	350,000	g	INEOS Finance plc	2.875	05/01/26	433
	$2,561,000		International Paper Co	5.000	09/15/35	3,374
	3,750,000		International Paper Co	4.350	08/15/48	4,903
	3,000,000	g	Inversiones CMPC S.A.	4.375	04/04/27	3,409
	1,500,000	g	Inversiones CMPC S.A.	3.850	01/13/30	1,680
	1,300,000	g	Klabin Finance S.A.	4.875	09/19/27	1,450
	3,500,000	g	MEGlobal Canada ULC	5.000	05/18/25	3,933
	5,800,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	5,944
	5,800,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	6,077
	1,725,000		Mosaic Co	4.875	11/15/41	1,991
	4,000,000		Newmont Corp	2.250	10/01/30	4,207
	2,000,000	g	Nova Chemicals Corp	4.875	06/01/24	2,083
	4,767,000		Nutrien Ltd	3.375	03/15/25	5,240
	7,500,000		Nutrien Ltd	2.950	05/13/30	8,244
EUR	375,000	g	OCI NV	3.125	11/01/24	471
	$525,000	g	OCI NV	5.250	11/01/24	545
	2,375,000	g	OCI NV	4.625	10/15/25	2,464
EUR	250,000	g	OI European Group BV	3.125	11/15/24	315
	$375,000	g	PolyOne Corp	5.750	05/15/25	398
	350,000	g	POSCO	2.500	01/17/25	367
	8,050,000		Praxair, Inc	1.100	08/10/30	7,961
	2,550,000	g	SABIC Capital II BV	4.000	10/10/23	2,748
	1,850,000		SASOL Financing USA LLC	5.875	03/27/24	1,964
	1,300,000		SASOL Financing USA LLC	6.500	09/27/28	1,408
	8,200,000		Sherwin-Williams Co	2.300	05/15/30	8,558
EUR	400,000		Silgan Holdings, Inc	3.250	03/15/25	494
	$1,925,000		Suzano Austria GmbH	6.000	01/15/29	2,315
	725,000	g	Tronox, Inc	6.500	05/01/25	776
	11,300,000		WRKCo, Inc	4.900	03/15/29	13,952
			TOTAL MATERIALS			161,855

MEDIA & ENTERTAINMENT - 2.7%
	4,350,000		Activision Blizzard, Inc	3.400	09/15/26	4,947
	3,700,000		Activision Blizzard, Inc	1.350	09/15/30	3,632
	9,250,000		Alphabet, Inc	1.100	08/15/30	9,113
	6,100,000		Alphabet, Inc	2.050	08/15/50	5,810
	3,000,000	g	Banco Nacional de Panama	2.500	08/11/30	3,000
	1,775,000	g	Cable Onda S.A.	4.500	01/30/30	1,957
	5,000,000	g	CCO Holdings LLC	4.250	02/01/31	5,269
	8,000,000		Charter Communications Operating LLC	3.750	02/15/28	8,966
	8,350,000		Charter Communications Operating LLC	4.200	03/15/28	9,631
	5,000,000		Charter Communications Operating LLC	2.800	04/01/31	5,282
	6,150,000		Charter Communications Operating LLC	5.125	07/01/49	7,494
	21,620,000		Charter Communications Operating LLC	4.800	03/01/50	25,797
	11,800,000		Comcast Corp	3.950	10/15/25	13,554
	10,650,000		Comcast Corp	2.350	01/15/27	11,459
	6,670,000		Comcast Corp	3.300	02/01/27	7,531
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
EUR	450,000		Comcast Corp	0.250%	05/20/27	$558
	$31,750,000		Comcast Corp	4.150	10/15/28	38,203
	11,875,000		Comcast Corp	2.650	02/01/30	12,972
	15,000,000		Comcast Corp	3.400	04/01/30	17,290
	12,175,000		Comcast Corp	1.950	01/15/31	12,520
	7,675,000		Comcast Corp	1.500	02/15/31	7,621
	5,000,000		Comcast Corp	4.400	08/15/35	6,393
	18,200,000		Comcast Corp	3.200	07/15/36	20,654
	3,000,000		Comcast Corp	3.900	03/01/38	3,667
	2,500,000		Comcast Corp	4.700	10/15/48	3,478
	28,150,000		Comcast Corp	2.800	01/15/51	29,261
	7,700,000		Comcast Corp	2.450	08/15/52	7,485
	1,500,000	g	CSC Holdings LLC	7.500	04/01/28	1,687
	5,000,000	g	CSC Holdings LLC	3.375	02/15/31	4,906
	2,099,000		Discovery Communications LLC	2.950	03/20/23	2,211
GBP	300,000		Discovery Communications LLC	2.500	09/20/24	431
	$6,375,000		Discovery Communications LLC	3.625	05/15/30	7,299
	6,400,000		Discovery Communications LLC	5.200	09/20/47	8,324
	3,000,000		DISH DBS Corp	7.375	07/01/28	3,195
	2,000,000	g	Empresa de los Ferrocarriles del Estado	3.068	08/18/50	1,945
	1,975,000	g	Gray Television, Inc	4.750	10/15/30	2,005
	1,895,000		Grupo Televisa SAB	6.625	01/15/40	2,649
	650,000		Lamar Media Corp	3.750	02/15/28	668
	1,000,000		Lamar Media Corp	4.000	02/15/30	1,038
	4,300,000	g	LUKOIL Securities BV	3.875	05/06/30	4,647
	2,000,000	g	Medco Bell Pte Ltd	6.375	01/30/27	2,041
	2,675,000	g	Sirius XM Radio, Inc	4.125	07/01/30	2,847
	975,000	g	TEGNA, Inc	4.750	03/15/26	1,041
	675,000	g	TEGNA, Inc	4.625	03/15/28	690
	250,000	g	Tencent Holdings Ltd	3.975	04/11/29	285
	5,675,000		Time Warner Cable LLC	5.875	11/15/40	7,565
	4,075,000		Time Warner Cable LLC	4.500	09/15/42	4,769
	11,200,000	g	Upjohn, Inc	2.700	06/22/30	11,878
	2,425,000	g	Upjohn, Inc	3.850	06/22/40	2,733
	4,200,000		ViacomCBS, Inc	2.900	01/15/27	4,607
	2,500,000		ViacomCBS, Inc	3.375	02/15/28	2,810
	2,250,000		ViacomCBS, Inc	4.375	03/15/43	2,654
	1,150,000		ViacomCBS, Inc	5.850	09/01/43	1,598
	2,105,000		Walt Disney Co	7.625	11/30/28	3,006
	12,750,000		Walt Disney Co	2.000	09/01/29	13,319
	1,578,000		Walt Disney Co	6.550	03/15/33	2,313
	10,900,000		Walt Disney Co	3.600	01/13/51	13,205
	2,700,000		Weibo Corp	3.375	07/08/30	2,756
			TOTAL MEDIA & ENTERTAINMENT			404,666

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.1%
EUR	400,000		Abbott Ireland Financing DAC	1.500	09/27/26	531
	$3,500,000		AbbVie, Inc	2.850	05/14/23	3,680
EUR	550,000		AbbVie, Inc	1.250	06/01/24	698
	$8,700,000		AbbVie, Inc	3.800	03/15/25	9,704
	26,000,000		AbbVie, Inc	2.950	11/21/26	28,761
EUR	350,000		AbbVie, Inc	2.625	11/15/28	505
	$22,275,000		AbbVie, Inc	3.200	11/21/29	24,951
	12,850,000		AbbVie, Inc	4.050	11/21/39	15,504
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$6,700,000		AbbVie, Inc	4.400%	11/06/42	$8,401
	2,680,000		AbbVie, Inc	4.450	05/14/46	3,404
	9,525,000		AbbVie, Inc	4.250	11/21/49	11,938
	5,650,000		AstraZeneca plc	3.125	06/12/27	6,354
EUR	500,000	g	Avantor Funding, Inc	3.875	07/15/28	641
	$1,500,000	g	Avantor Funding, Inc	4.625	07/15/28	1,586
	325,000	g	Bausch Health Cos, Inc	5.000	01/30/28	335
	2,900,000		Bristol-Myers Squibb Co	2.900	07/26/24	3,147
	2,900,000		Bristol-Myers Squibb Co	3.875	08/15/25	3,310
	13,600,000		Bristol-Myers Squibb Co	3.450	11/15/27	15,683
	6,575,000		Bristol-Myers Squibb Co	3.400	07/26/29	7,651
	21,200,000		Bristol-Myers Squibb Co	1.450	11/13/30	21,294
	4,570,000		Bristol-Myers Squibb Co	4.250	10/26/49	6,179
	2,650,000		Bristol-Myers Squibb Co	2.550	11/13/50	2,705
	10,000,000		Eli Lilly & Co	2.250	05/15/50	9,809
	225,000	g	Emergent BioSolutions, Inc	3.875	08/15/28	233
	3,725,000		Gilead Sciences, Inc	1.200	10/01/27	3,749
	9,000,000		Gilead Sciences, Inc	1.650	10/01/30	9,024
	1,775,000		Gilead Sciences, Inc	4.000	09/01/36	2,141
	8,950,000		Gilead Sciences, Inc	2.800	10/01/50	8,867
	125,000	g	Jaguar Holding Co II	4.625	06/15/25	132
	100,000	g	Jaguar Holding Co II	5.000	06/15/28	107
	3,950,000		Johnson & Johnson	2.900	01/15/28	4,455
	3,750,000		Johnson & Johnson	3.400	01/15/38	4,530
	15,800,000		Merck & Co, Inc	1.450	06/24/30	15,960
	9,300,000		Merck & Co, Inc	2.450	06/24/50	9,609
	5,750,000		Mylan, Inc	4.550	04/15/28	6,833
	9,600,000		Novartis Capital Corp	3.000	11/20/25	10,617
	5,200,000	g	Royalty Pharma plc	2.200	09/02/30	5,337
	21,850,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	22,343
EUR	400,000	g	Takeda Pharmaceutical Co Ltd	3.000	11/21/30	601
	400,000		Takeda Pharmaceutical Co Ltd	1.375	07/09/32	524
	$1,975,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	2,081
	3,000,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	2,884
	9,775,000		Thermo Fisher Scientific, Inc	4.133	03/25/25	11,113
EUR	300,000		Thermo Fisher Scientific, Inc	1.950	07/24/29	419
	325,000		Thermo Fisher Scientific, Inc	2.875	07/24/37	525
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			308,855

REAL ESTATE - 2.0%
	$1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,927
	2,300,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	2,671
	5,500,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	6,996
	3,725,000		Alexandria Real Estate Equities, Inc	1.875	02/01/33	3,716
	5,950,000		American Tower Corp	3.000	06/15/23	6,304
	5,775,000		American Tower Corp	2.950	01/15/25	6,255
EUR	600,000		American Tower Corp	1.950	05/22/26	799
	$2,418,000		American Tower Corp	3.375	10/15/26	2,716
	10,000,000		American Tower Corp	2.750	01/15/27	10,845
	1,600,000		American Tower Corp	3.600	01/15/28	1,817
	8,850,000		American Tower Corp	3.800	08/15/29	10,284
	13,700,000		American Tower Corp	2.900	01/15/30	14,926
	9,925,000		American Tower Corp	1.875	10/15/30	10,006
	5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,959
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$5,825,000		Brixmor Operating Partnership LP	3.850%	02/01/25	$6,379
	1,950,000		Camden Property Trust	3.150	07/01/29	2,194
	2,150,000		Camden Property Trust	2.800	05/15/30	2,386
	1,700,000		Crown Castle International Corp	3.650	09/01/27	1,919
	1,825,000		Crown Castle International Corp	3.800	02/15/28	2,103
	14,025,000		Crown Castle International Corp	2.250	01/15/31	14,539
	3,075,000		Digital Realty Trust LP	3.700	08/15/27	3,533
	1,600,000		Duke Realty LP	3.250	06/30/26	1,792
	2,525,000		Duke Realty LP	4.000	09/15/28	2,975
	3,125,000		Duke Realty LP	1.750	07/01/30	3,158
	3,825,000		Equinix, Inc	2.150	07/15/30	3,888
	2,754,000		Essex Portfolio LP	3.375	01/15/23	2,885
	9,100,000		Essex Portfolio LP	3.000	01/15/30	10,032
	6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	7,310
	3,000,000		Healthcare Realty Trust, Inc	3.625	01/15/28	3,398
	1,750,000		Healthcare Realty Trust, Inc	2.400	03/15/30	1,824
	1,850,000		Healthcare Realty Trust, Inc	2.050	03/15/31	1,857
	6,250,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	7,076
	11,400,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	12,446
	7,950,000		Highwoods Realty LP	3.875	03/01/27	8,787
	2,900,000		Highwoods Realty LP	4.125	03/15/28	3,261
	2,875,000		Highwoods Realty LP	4.200	04/15/29	3,276
	6,000,000		Highwoods Realty LP	3.050	02/15/30	6,345
	3,250,000		Highwoods Realty LP	2.600	02/01/31	3,313
	1,833,000		Hudson Pacific Properties LP	3.950	11/01/27	2,017
	3,000,000		Hudson Pacific Properties LP	3.250	01/15/30	3,197
	800,000		iStar, Inc	4.750	10/01/24	810
	850,000		Life Storage LP	2.200	10/15/30	867
	575,000	g	MGM Growth Properties Operating Partnership LP	4.625	06/15/25	616
	5,224,000		Mid-America Apartments LP	4.300	10/15/23	5,697
	5,525,000		Mid-America Apartments LP	3.750	06/15/24	6,018
	4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,867
	7,734,000		Mid-America Apartments LP	3.600	06/01/27	8,746
	11,100,000		Mid-America Apartments LP	2.750	03/15/30	12,052
	5,400,000		Mid-America Apartments LP	1.700	02/15/31	5,377
	5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,728
	2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,903
	3,000,000		National Retail Properties, Inc	3.600	12/15/26	3,299
EUR	360,000		ProLogis Euro Finance LLC	0.375	02/06/28	449
	$7,225,000		Regency Centers LP	3.900	11/01/25	8,035
	4,750,000		Regency Centers LP	3.600	02/01/27	5,219
	5,500,000		Regency Centers LP	2.950	09/15/29	5,876
	5,700,000		Retail Properties of America, Inc	4.750	09/15/30	6,049
	2,968,000		SITE Centers Corp	3.625	02/01/25	3,082
	350,000		SITE Centers Corp	4.700	06/01/27	383
	775,000	g	VICI Properties LP	3.500	02/15/25	793
	1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,207
	4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,975
	3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,236
	3,950,000		Weingarten Realty Investors	3.850	06/01/25	4,238
	1,300,000		Weingarten Realty Investors	3.250	08/15/26	1,379
			TOTAL REAL ESTATE			309,012
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
RETAILING - 0.5%
	$2,950,000		AutoNation, Inc	3.800%	11/15/27	$3,262
	6,525,000		AutoZone, Inc	1.650	01/15/31	6,479
	100,000	g	Camelot Finance S.A.	4.500	11/01/26	105
	600,000		CDW LLC	3.250	02/15/29	612
	550,000	g	Group 1 Automotive, Inc	4.000	08/15/28	567
	350,000		JD.com, Inc	3.375	01/14/30	380
	525,000	g	L Brands, Inc	6.875	07/01/25	570
	200,000	g	L Brands, Inc	9.375	07/01/25	246
	925,000	g	L Brands, Inc	6.625	10/01/30	1,029
	875,000	g	Lithia Motors, Inc	4.625	12/15/27	923
	950,000	g	Lithia Motors, Inc	4.375	01/15/31	1,019
	5,100,000		O’Reilly Automotive, Inc	3.550	03/15/26	5,753
	6,875,000		O’Reilly Automotive, Inc	3.600	09/01/27	7,825
	4,075,000		O’Reilly Automotive, Inc	4.200	04/01/30	4,906
	4,750,000		O’Reilly Automotive, Inc	1.750	03/15/31	4,754
	750,000	g	PetSmart, Inc	5.875	06/01/25	770
	2,775,000	g	Prosus NV	3.680	01/21/30	3,018
	6,000,000	g	Prosus NV	3.832	02/08/51	5,878
	3,000,000	g	Staples, Inc	7.500	04/15/26	3,133
	17,275,000		Target Corp	2.350	02/15/30	18,867
			TOTAL RETAILING			70,096

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
	12,025,000		Broadcom, Inc	4.150	11/15/30	13,900
	15,640,000		Intel Corp	2.875	05/11/24	16,874
	4,800,000		Intel Corp	2.600	05/19/26	5,236
	7,325,000		Intel Corp	3.750	03/25/27	8,485
	2,500,000		Intel Corp	3.734	12/08/47	2,983
	2,875,000		Lam Research Corp	3.750	03/15/26	3,286
	3,275,000		Lam Research Corp	4.000	03/15/29	3,927
	1,100,000		Lam Research Corp	1.900	06/15/30	1,142
	8,075,000		Lam Research Corp	2.875	06/15/50	8,684
	6,750,000	g	NXP BV	4.625	06/01/23	7,378
	5,725,000	g	NXP BV	3.875	06/18/26	6,554
	2,450,000	g	NXP BV	3.400	05/01/30	2,777
	3,475,000		Texas Instruments, Inc	2.625	05/15/24	3,711
	2,500,000		Texas Instruments, Inc	2.250	09/04/29	2,692
	3,100,000		Texas Instruments, Inc	4.150	05/15/48	4,141
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			91,770

SOFTWARE & SERVICES - 1.1%
	10,050,000		Adobe, Inc	2.300	02/01/30	10,872
	2,800,000		Baidu, Inc	2.875	07/06/22	2,882
	1,725,000		Baidu, Inc	4.375	05/14/24	1,898
	275,000	g	Black Knight InfoServ LLC	3.625	09/01/28	282
	925,000	g	Booz Allen Hamilton, Inc	3.875	09/01/28	953
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	476
	$3,750,000		Fidelity National Information Services, Inc	3.750	05/21/29	4,400
	14,800,000		Fiserv, Inc	2.750	07/01/24	15,890
	23,750,000		Fiserv, Inc	3.500	07/01/29	27,106
GBP	200,000		Fiserv, Inc	3.000	07/01/31	317
	$900,000	g	Gartner, Inc	3.750	10/01/30	945
	4,725,000		Global Payments, Inc	2.650	02/15/25	5,059
	10,275,000		Global Payments, Inc	3.200	08/15/29	11,404
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$20,825,000		International Business Machines Corp	1.950%	05/15/30	$21,453
EUR	400,000		International Business Machines Corp	0.650	02/11/32	505
	$1,625,000	g	j2 Global, Inc	4.625	10/15/30	1,714
	26,300,000		Microsoft Corp	2.400	08/08/26	28,686
	2,355,000		Microsoft Corp	4.100	02/06/37	3,087
	5,850,000		Microsoft Corp	3.700	08/08/46	7,407
	1,395,000		Microsoft Corp	2.525	06/01/50	1,468
	550,000	g	Open Text Holdings, Inc	4.125	02/15/30	585
	175,000	g	Presidio Holdings, Inc	4.875	02/01/27	186
	2,425,000		salesforce.com, Inc	3.700	04/11/28	2,860
	7,075,000		Visa, Inc	2.050	04/15/30	7,563
	1,800,000		Visa, Inc	2.700	04/15/40	1,962
			TOTAL SOFTWARE & SERVICES			159,960

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
	7,025,000		Amphenol Corp	2.800	02/15/30	7,745
EUR	675,000		Amphenol Technologies Holding GmbH	2.000	10/08/28	935
	$8,075,000		Apple, Inc	2.450	08/04/26	8,812
	36,100,000		Apple, Inc	2.050	09/11/26	38,593
EUR	750,000		Apple, Inc	1.375	05/24/29	1,019
	$4,525,000		Apple, Inc	4.650	02/23/46	6,422
	19,975,000		Broadcom Corp	3.875	01/15/27	22,444
	2,075,000		Corning, Inc	4.375	11/15/57	2,590
	7,050,000	g	Dell International LLC	5.300	10/01/29	8,634
	2,425,000	g	NCR Corp	5.000	10/01/28	2,558
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,852
	2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,432
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			109,036

TELECOMMUNICATION SERVICES - 2.8%
	4,936,000		AT&T, Inc	3.000	06/30/22	5,108
	15,225,000		AT&T, Inc	4.350	03/01/29	18,146
EUR	500,000		AT&T, Inc	2.350	09/05/29	708
	$14,855,000		AT&T, Inc	4.300	02/15/30	17,745
	12,650,000		AT&T, Inc	2.250	02/01/32	12,825
	36,093,000	g	AT&T, Inc	2.550	12/01/33	37,114
	9,000,000		AT&T, Inc	4.500	05/15/35	10,913
	12,280,000		AT&T, Inc	3.650	06/01/51	12,835
	15,575,000		AT&T, Inc	3.300	02/01/52	15,413
	15,320,000	g	AT&T, Inc	3.550	09/15/55	15,239
	30,978,000	g	AT&T, Inc	3.800	12/01/57	32,174
	5,127,000	g	AT&T, Inc	3.650	09/15/59	5,142
	2,875,000	g	Avaya, Inc	6.125	09/15/28	3,071
	2,000,000	g	Bharti Airtel International Netherlands BV	5.350	05/20/24	2,205
	2,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,174
	3,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	3,237
	4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	6,325
	1,175,000	g	Millicom International Cellular S.A.	4.500	04/27/31	1,269
	4,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	4,581
	398,000	o	Oi S.A.	10.000	07/27/25	423
	3,950,000		Orange S.A.	5.375	01/13/42	5,595
	3,800,000		Rogers Communications, Inc	3.700	11/15/49	4,484
	1,525,000	g	Switch Ltd	3.750	09/15/28	1,548
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,125,000		Telefonica Emisiones SAU	4.103%	03/08/27	$2,459
	32,175,000	g	T-Mobile USA, Inc	3.875	04/15/30	37,259
	21,500,000	g	T-Mobile USA, Inc	2.550	02/15/31	22,577
	2,525,000	g	T-Mobile USA, Inc	3.000	02/15/41	2,618
	2,350,000	g	T-Mobile USA, Inc	4.500	04/15/50	2,898
	7,800,000	g	T-Mobile USA, Inc	3.300	02/15/51	8,025
	2,400,000	g	Turk Telekomunikasyon AS.	6.875	02/28/25	2,646
	577,000		Verizon Communications, Inc	3.376	02/15/25	641
	6,600,000		Verizon Communications, Inc	3.875	02/08/29	7,765
EUR	400,000		Verizon Communications, Inc	1.875	10/26/29	557
	$10,000,000		Verizon Communications, Inc	4.016	12/03/29	11,861
	24,589,000		Verizon Communications, Inc	3.150	03/22/30	27,550
	2,325,000	g	Verizon Communications, Inc	1.680	10/30/30	2,314
	2,525,000		Verizon Communications, Inc	1.750	01/20/31	2,511
	30,220,000		Verizon Communications, Inc	4.272	01/15/36	37,439
EUR	300,000		Verizon Communications, Inc	2.875	01/15/38	481
	$11,300,000		Verizon Communications, Inc	2.875	11/20/50	11,374
	8,700,000		Vodafone Group plc	4.375	05/30/28	10,415
	7,000,000		Vodafone Group plc	4.250	09/17/50	8,670
	1,325,000	g	Zayo Group Holdings, Inc	4.000	03/01/27	1,328
			TOTAL TELECOMMUNICATION SERVICES			419,662

TRANSPORTATION - 0.7%
	4,850,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	5,173
	2,000,000	g	Adani Ports & Special Economic Zone Ltd	4.200	08/04/27	2,142
	5,175,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	5,847
	3,700,000		Canadian Pacific Railway Co	2.050	03/05/30	3,886
	2,040,000		CSX Corp	2.600	11/01/26	2,230
	7,125,000		CSX Corp	3.250	06/01/27	8,051
	3,500,000		CSX Corp	3.800	03/01/28	4,078
	23,495,000		CSX Corp	4.250	03/15/29	28,450
	10,650,000		CSX Corp	2.400	02/15/30	11,509
	9,250,000		Delta Air Lines, Inc	2.900	10/28/24	9,125
	2,150,000	g	Delta Air Lines, Inc	7.000	05/01/25	2,482
	1,275,000	g	Delta Air Lines, Inc	4.500	10/20/25	1,362
	4,575,000		Delta Air Lines, Inc	3.750	10/28/29	4,432
	1,450,000	g	DP World Ltd	5.625	09/25/48	1,847
EUR	400,000		FedEx Corp	1.000	01/11/23	499
	325,000		FedEx Corp	1.625	01/11/27	433
	$1,350,000	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	1,497
	1,175,000	g	Mileage Plus Holdings LLC	6.500	06/20/27	1,263
	6,150,000		Union Pacific Corp	3.950	09/10/28	7,298
	6,125,000		Union Pacific Corp	3.839	03/20/60	7,566
			TOTAL TRANSPORTATION			109,170

UTILITIES - 3.5%
	1,905,875	g	Adani Transmission Ltd	4.250	05/21/36	2,018
	1,650,000		AEP Transmission Co LLC	3.100	12/01/26	1,856
	1,650,000		AEP Transmission Co LLC	4.000	12/01/46	2,051
	3,475,000		Alabama Power Co	4.150	08/15/44	4,402
	7,000,000		Alabama Power Co	3.450	10/01/49	8,229
	2,500,000		Ameren Corp	3.500	01/15/31	2,873
	2,750,000		American Water Capital Corp	3.000	12/01/26	3,055
	2,025,000		American Water Capital Corp	2.800	05/01/30	2,234
	2,375,000		American Water Capital Corp	4.000	12/01/46	2,994
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$7,175,000		American Water Capital Corp	3.750%	09/01/47	$8,773
	1,325,000		American Water Capital Corp	3.450	05/01/50	1,564
	6,038,000		Appalachian Power Co	4.450	06/01/45	7,747
	10,375,000		Atmos Energy Corp	1.500	01/15/31	10,376
	1,175,000		Atmos Energy Corp	4.125	10/15/44	1,476
	6,500,000		Baltimore Gas & Electric Co	3.750	08/15/47	7,953
	5,500,000		Baltimore Gas & Electric Co	3.200	09/15/49	6,131
	5,925,000		Berkshire Hathaway Energy Co	3.250	04/15/28	6,770
	6,225,000		Black Hills Corp	4.250	11/30/23	6,823
	1,575,000		Black Hills Corp	3.150	01/15/27	1,713
	3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,744
EUR	350,000		CEZ AS.	0.875	12/02/26	438
	$4,675,000		CMS Energy Corp	3.600	11/15/25	5,237
	4,200,000		Commonwealth Edison Co	5.900	03/15/36	6,058
	8,250,000		Commonwealth Edison Co	3.000	03/01/50	8,985
	3,325,000		Consumers Energy Co	2.500	05/01/60	3,333
	4,125,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	4,412
	3,775,000		Dominion Resources, Inc	2.000	08/15/21	3,807
	13,775,000		DTE Electric Co	2.250	03/01/30	14,770
	5,825,000		Duke Energy Corp	1.800	09/01/21	5,875
	8,675,000		Duke Energy Corp	2.650	09/01/26	9,450
	5,000,000		Duke Energy Florida LLC	3.400	10/01/46	5,699
	1,438,452		Duke Energy Florida Project Finance LLC	1.731	09/01/22	1,452
	11,425,000		Duke Energy Indiana LLC	2.750	04/01/50	11,857
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,566
	6,100,000		Duke Energy Progress LLC	2.500	08/15/50	6,130
EUR	500,000		EDP Finance BV	1.125	02/12/24	632
	300,000		Electricite de France S.A.	2.000	10/02/30	426
	$3,445,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	3,703
	3,000,000		Enel Chile S.A.	4.875	06/12/28	3,533
	4,000,000	g	EnfraGen Energia Sur S.A.	5.375	12/30/30	4,150
	4,300,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	4,322
	5,700,000		Entergy Corp	2.950	09/01/26	6,281
	3,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	2,985
	2,050,000		Eversource Energy	0.800	08/15/25	2,046
	7,000,000		Eversource Energy	3.450	01/15/50	7,955
	2,475,000		Exelon Corp	4.050	04/15/30	2,927
	9,450,000		Exelon Generation Co LLC	3.400	03/15/22	9,756
	925,000		Florida Power & Light Co	2.850	04/01/25	1,006
	5,775,000		Florida Power & Light Co	3.990	03/01/49	7,539
UGX	2,000,000,000	†,g	ICBC Standard Bank plc	14.250	06/26/34	479
	$3,600,000		Indiana Michigan Power Co	3.750	07/01/47	4,272
	4,525,000	g	Israel Electric Corp Ltd	4.250	08/14/28	5,219
	2,850,000	g	Kallpa Generacion SA	4.125	08/16/27	3,071
	3,675,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	3,965
	6,975,000		MidAmerican Energy Co	3.650	04/15/29	8,281
	6,150,000		MidAmerican Energy Co	3.650	08/01/48	7,506
	7,350,000		Nevada Power Co	2.400	05/01/30	7,906
	3,335,000		Nevada Power Co	5.450	05/15/41	4,492
	17,000,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	17,813
	7,100,000		NiSource, Inc	3.490	05/15/27	8,048
	10,840,000		NiSource, Inc	3.600	05/01/30	12,537
	13,435,000		NiSource, Inc	1.700	02/15/31	13,360
	8,250,000	g	NRG Energy, Inc	2.450	12/02/27	8,683
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,675,000		NSTAR Electric Co	3.950%	04/01/30	$2,030
3,600,000		Ohio Power Co	2.600	04/01/30	3,927
6,150,000		Ohio Power Co	4.150	04/01/48	7,783
6,150,000		Ohio Power Co	4.000	06/01/49	7,742
1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,821
3,500,000		ONE Gas, Inc	3.610	02/01/24	3,789
600,000	g	Pattern Energy Operations LP	4.500	08/15/28	633
2,775,000		PECO Energy Co	3.000	09/15/49	3,055
3,700,000		PECO Energy Co	2.800	06/15/50	3,929
1,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,658
3,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	3,315
650,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	713
3,000,000	g	Perusahaan Listrik Negara PT	3.375	02/05/30	3,180
200,000	g	Perusahaan Listrik Negara PT	4.875	07/17/49	227
5,000,000	g	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.000	06/30/50	5,123
750,000		Potomac Electric Power Co	7.900	12/15/38	1,244
4,300,000		PPL Capital Funding, Inc	3.950	03/15/24	4,693
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,024
3,300,000	g	Promigas S.A. ESP	3.750	10/16/29	3,510
9,725,000		PSEG Power LLC	3.850	06/01/23	10,462
3,000,000		Public Service Co of Colorado	4.050	09/15/49	3,896
4,450,000		Public Service Co of Colorado	3.200	03/01/50	5,150
7,970,000		Public Service Electric & Gas Co	3.150	01/01/50	9,050
5,450,000		Public Service Enterprise Group, Inc	0.800	08/15/25	5,451
20,000,000		Southern Co	4.000	01/15/51	21,181
8,475,000		Southern Co Gas Capital Corp	3.875	11/15/25	9,510
2,125,000		Southern Co Gas Capital Corp	4.400	06/01/43	2,605
2,000,000		Southern Co Gas Capital Corp	3.950	10/01/46	2,351
8,250,000		Southern Power Co	2.500	12/15/21	8,403
7,825,000		Southern Power Co	4.150	12/01/25	8,974
2,440,000		Southwestern Public Service Co	3.400	08/15/46	2,757
350,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	364
3,680,000		Virginia Electric & Power Co	2.950	01/15/22	3,755
3,250,000		Virginia Electric & Power Co	2.950	11/15/26	3,615
3,250,000		Virginia Electric & Power Co	3.500	03/15/27	3,709
12,379,000		Virginia Electric & Power Co	3.800	04/01/28	14,481
1,000,000		Virginia Electric and Power Co	2.450	12/15/50	1,001
4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	5,030
2,975,000		Xcel Energy, Inc	3.350	12/01/26	3,355
2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,682
		TOTAL UTILITIES			534,922

		TOTAL CORPORATE BONDS			6,040,357
		(Cost $5,524,608)

GOVERNMENT BONDS - 39.6%

AGENCY SECURITIES - 0.6%
1,867,691		AMAL Ltd	3.465	08/21/21	1,890
2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,598
3,395,000		Canal Barge Co, Inc	4.500	11/12/34	3,948
10,890,000		Lutheran Medical Center	1.982	02/20/30	11,313
24,000,000	g	Private Export Funding Corp (PEFCO)	3.266	11/08/21	24,623
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$25,747,000		PEFCO	2.050%	11/15/22	$26,603
	8,225,000		PEFCO	1.750	11/15/24	8,609
	3,000,000	g	Reliance Industries Ltd	3.667	11/30/27	3,350
	11,415,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	11,435
			TOTAL AGENCY SECURITIES			94,369

FOREIGN GOVERNMENT BONDS - 5.2%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	4,439
	2,000,000	g	Abu Dhabi Government International Bond	2.500	09/30/29	2,159
	4,500,000	g	Abu Dhabi Government International Bond	3.125	09/30/49	4,815
	750,000	g	Abu Dhabi Government International Bond	2.700	09/02/70	703
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,590
	34,039		Argentina Republic Government International Bond	1.000	07/09/29	15
	979,700		Argentina Republic Government International Bond (Step Bond)	0.125	07/09/30	397
AUD	400,000		Australia Government International Bond	2.250	05/21/28	344
	$3,000,000	g	Bahrain Government International Bond	5.450	09/16/32	3,154
	5,000,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	5,409
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,855
	2,500,000	g	Bermuda Government International Bond	4.750	02/15/29	3,044
	1,375,000	g	Bermuda Government International Bond	2.375	08/20/30	1,442
	17,400,000	g	BNG Bank NV	3.000	09/20/23	18,669
CLP	570,000,000	g	Bonos de la Tesoreria de la Republica en pesos	2.300	10/01/28	805
	$3,120,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	3,385
	2,975,000		Brazilian Government International Bond	3.875	06/12/30	3,139
	5,700,000		Brazilian Government International Bond	5.625	02/21/47	6,806
EUR	1,450,000		Bundesrepublik Deutschland Bundesanleihe	0.000	02/15/30	1,870
	$4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	4,072
CAD	1,300,000	g	Canada Housing Trust No 1	2.550	12/15/23	1,086
	1,550,000		Canadian Government International Bond	1.500	02/01/22	1,236
	1,000,000		Canadian Government International Bond	5.000	06/01/37	1,269
	$3,050,000		Chile Government International Bond	2.550	01/27/32	3,279
CNY	17,000,000		China Government Bond	1.990	04/09/25	2,499
	22,500,000		China Government Bond	3.270	11/19/30	3,475
	26,500,000		China Government International Bond	2.360	07/02/23	4,004
	9,700,000		China Government International Bond	2.940	10/17/24	1,483
	47,400,000		China Government International Bond	3.120	12/05/26	7,244
	$4,000,000	g	China Government International Bond	1.200	10/21/30	3,993
CNY	18,900,000		China Government International Bond	3.860	07/22/49	2,930
	10,000,000		China Government International Bond	3.390	03/16/50	1,425
	$2,000,000	g	China Government International Bond	2.250	10/21/50	1,978
NOK	7,000,000		City of Oslo Norway	2.050	10/31/24	854
	$7,650,000		Colombia Government International Bond	3.000	01/30/30	8,017
	3,600,000		Colombia Government International Bond	5.000	06/15/45	4,392
	1,850,000	g	Corp Financiera de Desarrollo S.A.	2.400	09/28/27	1,874
	4,100,000	g	Costa Rica Government International Bond	5.625	04/30/43	3,434
	20,200,000	g	CPPIB Capital, Inc	2.250	01/25/22	20,638
	16,400,000	g	CPPIB Capital, Inc	2.750	11/02/27	18,423
DOP	48,650,000	g	Dominican Republic Government International Bond	8.900	02/15/23	860
	8,000,000	g	Dominican Republic Government International Bond	9.750	06/05/26	147
	$4,500,000	g	Dominican Republic Government International Bond	4.875	09/23/32	4,978
349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,000,000	g	Dominican Republic Government International Bond	6.500%	02/15/48	$2,360
	24,960	g	Ecuador Government International Bond	0.000	07/31/30	12
	75,600	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/30	48
	198,120	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/35	107
	90,800	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/40	46
	1,725,000	g	Egypt Government International Bond	5.577	02/21/23	1,820
	500,000	g	Egypt Government International Bond	4.550	11/20/23	518
	425,000	g	Egypt Government International Bond	5.750	05/29/24	455
EGP	19,025,000		Egypt Government International Bond	15.900	07/02/24	1,273
	$325,000	g	Egypt Government International Bond	5.250	10/06/25	346
	725,000	g	Egypt Government International Bond	7.600	03/01/29	832
EUR	1,100,000	g	Egypt Government International Bond	5.625	04/16/30	1,403
	700,000	g	Egypt Government International Bond	6.375	04/11/31	920
	$2,700,000	g	Egypt Government International Bond	8.500	01/31/47	3,061
	1,445,000	g	El Salvador Government International Bond	7.125	01/20/50	1,290
	2,000,000		Emirate of Dubai Government International Bonds	3.900	09/09/50	1,972
	10,000,000		European Investment Bank	2.500	04/15/21	10,066
	3,500,000		European Investment Bank	4.875	02/15/36	5,155
	4,000,000	g	Export-Import Bank of India	3.875	02/01/28	4,406
	2,800,000		Export-Import Bank of Korea	0.750	09/21/25	2,792
	3,350,000		Export-Import Bank of Korea	1.250	09/21/30	3,292
EUR	3,000,000		French Republic Government Bond OAT	0.500	05/25/25	3,854
	2,650,000		French Republic Government Bond OAT	0.750	11/25/28	3,564
	1,820,000		French Republic Government Bond OAT	1.250	05/25/34	2,648
	1,200,000	g	French Republic Government Bond OAT	2.000	05/25/48	2,136
	860,000	g	French Republic Government Bond OAT	0.750	05/25/52	1,170
	$2,325,000	g	Ghana Government International Bond	8.125	03/26/32	2,458
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	1,023
	3,600,000	g	Guatemala Government International Bond	4.500	05/03/26	3,996
	450,000	g	Guatemala Government International Bond	4.375	06/05/27	499
	200,000	g	Guatemala Government International Bond	5.375	04/24/32	244
	600,000	g	Guatemala Government International Bond	6.125	06/01/50	792
EUR	2,150,000	g	Hellenic Republic Government International Bond	1.875	07/23/26	2,867
	1,500,000	g	Hellenic Republic Government International Bond	3.875	03/12/29	2,320
	1,250,000	g	Hellenic Republic Government International Bond	1.500	06/18/30	1,649
	$3,625,000	g	Honduras Government International Bond	6.250	01/19/27	4,191
	350,000	g	Honduras Government International Bond	5.625	06/24/30	400
CAD	1,475,000		Hydro-Quebec	5.000	02/15/45	1,806
	$6,675,000	g	Indonesia Government International Bond	4.625	04/15/43	8,030
IDR	7,750,000,000		Indonesia Treasury Bond	8.125	05/15/24	608
	28,000,000,000		Indonesia Treasury Bond	7.000	09/15/30	2,157
	19,350,000,000		Indonesia Treasury Bond	7.500	05/15/38	1,501
AUD	500,000		Inter-American Development Bank	4.750	08/27/24	446
	900,000		Inter-American Development Bank	2.750	10/30/25	767
	1,300,000		International Bank for Reconstruction & Development	2.800	01/13/21	1,003
NZD	941,000		International Bank for Reconstruction & Development	3.375	01/25/22	698
AUD	400,000		International Bank for Reconstruction & Development	2.200	02/27/24	326
350

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
CAD	1,300,000		International Bank for Reconstruction & Development	1.900%	01/16/25	$1,077
GBP	500,000		International Finance Corp	0.250	12/15/25	687
	$1,921,875	g	Iraq Government International Bond	5.800	01/15/28	1,792
	6,200,000		Israel Government International Bond	3.250	01/17/28	7,072
ILS	3,100,000		Israel Government International Bond	5.500	01/31/42	1,652
	3,200,000		Israel Government International Bond	3.750	03/31/47	1,391
	$4,375,000		Israel Government International Bond	4.125	01/17/48	5,633
EUR	1,250,000		Italy Buoni Poliennali Del Tesoro	0.050	04/15/21	1,529
	3,500,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	4,606
	3,345,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	4,372
	1,225,000	g	Italy Buoni Poliennali Del Tesoro	2.950	09/01/38	1,952
	1,550,000	g	Italy Buoni Poliennali Del Tesoro	3.850	09/01/49	2,991
	425,000	g	Italy Buoni Poliennali Del Tesoro	1.700	09/01/51	552
	1,000,000	g	Ivory Coast Government International Bond	5.875	10/17/31	1,348
	100,000	g	Ivory Coast Government International Bond	4.875	01/30/32	125
	$1,851,500	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,868
	2,850,000		Jamaica Government International Bond	7.875	07/28/45	4,083
	6,000,000		Japan Bank for International Cooperation	2.375	04/20/26	6,531
	2,700,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	2,705
	4,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	4,019
	6,650,000	g	Japan Finance Organization for Municipalities	3.375	09/27/23	7,162
JPY	113,000,000		Japan Finance Organization for Municipalities	0.450	03/14/25	1,115
	$2,500,000	g	Japan Finance Organization for Municipalities	1.000	05/21/25	2,534
JPY	103,000,000		Japan Finance Organization for Municipalities	0.484	06/13/25	1,019
	140,000,000		Japan Finance Organization for Municipalities	0.020	03/13/26	1,357
	76,000,000		Japan Government Five Year Bond	0.100	06/20/23	740
	440,000,000		Japan Government Ten Year Bond	0.100	09/20/26	4,309
	369,000,000		Japan Government Ten Year Bond	0.100	12/20/26	3,616
	122,000,000		Japan Government Ten Year Bond	0.100	06/20/29	1,196
	162,000,000		Japan Government Ten Year Bond	0.100	12/20/29	1,585
	350,000,000		Japan Government Thirty Year Bond	2.400	11/20/31	4,244
	350,000,000		Japan Government Thirty Year Bond	2.300	05/20/32	4,235
	418,000,000		Japan Government Thirty Year Bond	2.500	09/20/34	5,311
	450,000,000		Japan Government Thirty Year Bond	0.500	09/20/46	4,316
	105,000,000		Japan Government Thirty Year Bond	0.600	09/20/50	1,005
	530,000,000		Japan Government Twenty Year Bond	1.900	03/22/21	5,155
	93,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	946
	219,000,000		Japan Government Twenty Year Bond	0.500	12/20/38	2,175
	153,000,000		Japan Government Twenty Year Bond	0.300	06/20/39	1,463
	91,000,000		Japan Government Twenty Year Bond	0.400	09/20/40	881
	$2,500,000	g	Jordan Government International Bond	4.950	07/07/25	2,650
	1,000,000	g	Jordan Government International Bond	5.750	01/31/27	1,102
	3,000,000	g	Kazakhstan Government International Bond	4.875	10/14/44	4,061
	1,525,000	g	Kenya Government International Bond	6.875	06/24/24	1,672
	2,350,000	g	Kenya Government International Bond	7.000	05/22/27	2,589
EUR	1,875,000	g	Kingdom of Belgium Government International Bond	0.000	10/22/27	2,379
	$3,750,000	g	Kommunalbanken AS.	1.625	02/10/21	3,755
	5,000,000	g	Kommunalbanken AS.	2.250	01/25/22	5,109
	2,600,000	g	Kommunalbanken AS.	2.750	02/05/24	2,793
	3,000,000	g	Kommunalbanken AS.	1.125	06/14/30	2,998
	4,500,000	g	Kommuninvest I Sverige AB	2.250	05/29/21	4,537
351

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$2,833,000	g	Kommuninvest I Sverige AB		2.625%	09/15/22	$2,948
	1,200,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	0.770	03/12/21	1,201
	6,975,000	g	Korea Electric Power Corp		1.125	06/15/25	7,086
	2,675,000	g	Korea Housing Finance Corp		2.000	10/11/21	2,706
	5,775,000	g	Korea Housing Finance Corp		3.000	10/31/22	6,031
KRW	1,220,000,000		Korea Treasury Bond		1.875	03/10/22	1,138
	1,270,000,000		Korea Treasury Bond		1.500	03/10/25	1,180
	1,800,000,000		Korea Treasury Bond		1.500	12/10/26	1,660
	2,380,000,000		Korea Treasury Bond		2.375	09/10/38	2,370
	$18,750,000		Kreditanstalt fuer Wiederaufbau		2.625	01/25/22	19,238
	5,750,000	g	Kuwait Government International Bond		2.750	03/20/22	5,908
	1,750,000	†,q	Lebanon Government International Bond		6.750	11/29/27	234
	5,250,000	g	Lithuania Government International Bond		6.625	02/01/22	5,597
MYR	3,100,000		Malaysia Government International Bond		4.893	06/08/38	909
	23,500,000		Mexican Bonos		5.750	03/05/26	1,234
	14,300,000		Mexican Bonos		7.750	05/29/31	844
	$3,000,000		Mexico Government International Bond		4.150	03/28/27	3,461
	9,250,000		Mexico Government International Bond		3.250	04/16/30	9,988
	6,051,000		Mexico Government International Bond		6.050	01/11/40	8,103
	3,500,000		Mexico Government International Bond		4.600	02/10/48	4,104
	1,953,000	g	Mongolia Government International Bond		5.125	12/05/22	2,026
EUR	900,000	g	Morocco Government International Bond		1.500	11/27/31	1,069
	$5,750,000	g	Morocco Government International Bond		5.500	12/11/42	7,171
	3,075,000	g	Namibia Government International Bond		5.250	10/29/25	3,302
	4,500,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	4,573
	5,000,000	g	Nederlandse Waterschapsbank NV		1.875	04/14/22	5,104
	4,000,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	4,220
EUR	400,000	g	Netherlands Government International Bond		2.750	01/15/47	872
AUD	500,000		New South Wales Treasury Corp		4.000	05/20/26	457
NZD	1,450,000		New Zealand Government International Bond		2.750	04/15/25	1,147
	1,350,000		New Zealand Government International Bond		3.000	04/20/29	1,141
	$4,600,000	g	Nigeria Government International Bond		6.500	11/28/27	4,953
EUR	850,000	g	North Macedonia Government International Bond		3.675	06/03/26	1,162
NOK	26,080,000	g	Norway Government International Bond		1.375	08/19/30	3,159
	$975,000	g	Oman Government International Bond		6.750	10/28/27	1,056
	1,500,000	g	Oman Government International Bond		6.000	08/01/29	1,548
	21,300,000	g	OMERS Finance Trust		2.500	05/02/24	22,744
	15,000,000	g	Ontario Teachers’ Finance Trust		1.625	09/12/24	15,618
	3,600,000		Panama Government International Bond		3.160	01/23/30	3,987
	4,000,000		Panama Government International Bond		4.300	04/29/53	5,070
	6,455,000		Panama Notas del Tesoro		3.750	04/17/26	7,058
	925,000	g	Paraguay Government International Bond		5.400	03/30/50	1,170
	3,825,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	4,216
	9,350,000	g	Perusahaan Penerbit SBSN Indonesia III		4.400	03/01/28	10,944
	4,475,000		Peruvian Government International Bond		4.125	08/25/27	5,258
	3,000,000		Peruvian Government International Bond		1.862	12/01/32	3,024
PEN	14,725,000	g	Peruvian Government International Bond		5.400	08/12/34	4,485
	$364,584	g	Petroamazonas EP		4.625	12/06/21	339
EUR	900,000	g	Portugal Obrigacoes do Tesouro OT		0.700	10/15/27	1,170
	1,525,000	g	Portugal Obrigacoes do Tesouro OT		1.950	06/15/29	2,185
CAD	650,000		Province of Quebec Canada		2.750	09/01/27	571
	$6,000,000		Province of Quebec Canada		7.500	09/15/29	9,065
	2,000,000	g	Provincia de Mendoza Argentina (Step Bond)		2.750	03/19/29	1,340
	925,000	g	Qatar Government International Bond		3.400	04/16/25	1,020
352

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,050,000	g	Qatar Government International Bond	3.750%	04/16/30	$2,412
	4,000,000	g	Qatar Government International Bond	4.400	04/16/50	5,222
	7,000,000		Republic of Italy Government International Bond	4.000	10/17/49	7,689
	2,000,000	g	Republic of Paraguay	6.100	08/11/44	2,675
PLN	6,225,000		Republic of Poland Government International Bond	2.750	10/25/29	1,902
	$1,400,000	g	Republic of Uzbekistan Bond	3.700	11/25/30	1,475
	3,225,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	3,494
RON	7,500,000		Romania Government Bond	4.250	06/28/23	1,958
	$3,000,000	g	Romanian Government International Bond	3.000	02/14/31	3,223
EUR	600,000	g	Romanian Government International Bond	2.000	01/28/32	768
	$1,900,000	g	Romanian Government International Bond	4.000	02/14/51	2,071
RUB	72,000,000		Russian Federal Bond-OFZ	4.500	07/16/25	945
	$3,200,000	g	Russian Foreign Bond - Eurobond	5.100	03/28/35	4,047
	500,000	g	Saudi Government International Bond	2.500	02/03/27	528
	6,775,000	g	Saudi Government International Bond	4.500	04/17/30	8,186
	6,150,000	g	Saudi Government International Bond	3.750	01/21/55	6,716
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,303
	$2,000,000	g	Senegal Government International Bond	6.750	03/13/48	2,200
EUR	1,250,000	g	Serbia Government International Bond	1.500	06/26/29	1,578
	$2,900,000	g	Serbia International Bond	2.125	12/01/30	2,869
RSD	96,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,181
	31,700,000		Serbia Treasury Bonds	4.500	08/20/32	360
	$4,000,000		South Africa Government International Bond	5.875	09/16/25	4,576
ZAR	12,200,000		South Africa Government International Bond	10.500	12/21/26	983
	15,100,000		South Africa Government International Bond	8.750	01/31/44	841
	$2,800,000		South Africa Government International Bond	5.375	07/24/44	2,744
	3,850,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	4,650
EUR	2,550,000	g	Spain Government International Bond	2.750	10/31/24	3,507
	845,000	g	Spain Government International Bond	1.400	07/30/28	1,156
	1,475,000	g	Spain Government International Bond	0.600	10/31/29	1,907
	2,350,000	g	Spain Government International Bond	1.200	10/31/40	3,178
	$550,000	g	Sri Lanka Government International Bond	6.850	03/14/24	330
	1,000,000	g	Sri Lanka Government International Bond	6.825	07/18/26	570
	3,100,000		State of Israel	3.375	01/15/50	3,430
	5,280,000		Svensk Exportkredit AB	1.625	11/14/22	5,412
	9,590,000		Svensk Exportkredit AB	1.750	12/12/23	9,994
SEK	6,500,000		Sweden Government Bond	0.500	11/24/45	790
THB	48,800,000		Thailand Government International Bond	3.300	06/17/38	2,023
UAH	25,000,000		Ukraine Government International Bond	17.000	05/11/22	936
EUR	1,000,000	g	Ukraine Government International Bond	6.750	06/20/26	1,344
	5,400,000	g	Ukraine Government International Bond	4.375	01/27/30	6,300
GBP	2,850,000		United Kingdom Gilt	1.625	10/22/28	4,372
	2,450,000		United Kingdom Gilt	4.750	12/07/30	4,850
	2,450,000		United Kingdom Gilt	1.750	09/07/37	3,973
	900,000		United Kingdom Gilt	1.500	07/22/47	1,456
	950,000		United Kingdom Gilt	0.625	10/22/50	1,257
UYU	21,800,000	g	Uruguay Government International Bond	8.500	03/15/28	539
	$4,357,410		Uruguay Government International Bond	4.375	01/23/31	5,343
	850,000		Uruguay Government International Bond	4.125	11/20/45	1,058
	1,400,000		Uruguay Government International Bond	5.100	06/18/50	1,960
AUD	2,735,000		Western Australian Treasury Corp	2.750	07/24/29	2,424
			TOTAL FOREIGN GOVERNMENT BONDS			781,820
353

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
MORTGAGE BACKED - 22.6%
$7,732,106		Federal Home Loan Mortgage Corp (FHLMC)	3.000%	10/15/33	$8,525
16,283,232		FHLMC	3.500	08/15/43	16,814
10,020,392		FHLMC	3.500	03/15/44	10,909
8,375,716	i	FHLMC	5.761	03/15/44	1,644
26,253,349		FHLMC	4.000	10/01/47	28,953
23,701,244		FHLMC	4.000	06/01/48	25,858
16,103,239	i	FHLMC	9.666	06/15/48	20,153
14,460,591		FHLMC	4.000	07/01/48	15,888
19,710,068		FHLMC	3.000	09/01/48	20,716
12,786,416	i	FHLMC	9.586	10/15/48	16,048
32,715,869		FHLMC	3.000	11/01/49	35,135
2,366		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	05/01/23	2
17,971		FGLMC	8.000	01/01/31	18
4,783		FGLMC	7.000	01/01/32	5
389,751		FGLMC	4.500	07/01/33	431
2,718,572		FGLMC	7.000	12/01/33	3,175
624,407		FGLMC	4.500	10/01/34	688
516,668		FGLMC	4.500	04/01/35	571
752,454		FGLMC	7.000	05/01/35	865
2,202,092		FGLMC	5.000	06/01/36	2,557
816,386		FGLMC	5.000	07/01/39	949
110,410		FGLMC	4.500	12/01/43	123
72,329		FGLMC	4.500	02/01/44	81
2,633,195		FGLMC	4.500	10/01/44	2,944
1,105,823		FGLMC	4.500	11/01/44	1,238
1,757,369		FGLMC	4.500	11/01/44	1,966
775,033		FGLMC	4.500	12/01/44	854
1,169,974		FGLMC	4.500	12/01/44	1,310
5,059,563		FGLMC	3.500	04/01/45	5,556
812,066		FGLMC	4.500	05/01/45	873
24,149,717		FGLMC	3.500	08/01/45	26,534
39,821,057		FGLMC	3.500	10/01/45	43,543
23,271,291		FGLMC	4.000	12/01/45	25,776
61,095,324		FGLMC	3.500	08/01/46	66,734
77,367,901		FGLMC	3.000	01/01/47	81,641
62,541,377		FGLMC	3.000	02/01/47	66,141
2,459,890		FGLMC	4.500	06/01/47	2,751
4,851,802		FGLMC	4.000	09/01/47	5,325
4,662,490		FGLMC	3.500	12/01/47	5,095
23,766,856		FGLMC	3.500	03/01/48	25,969
26,267,661		FGLMC	4.000	03/01/48	28,960
12,596,649		FGLMC	4.000	07/01/48	13,843
19,261,147		FGLMC	4.500	08/01/48	21,407
8,904,835		FGLMC	4.500	10/01/48	9,913
12,440,272		FGLMC	3.500	11/01/48	13,593
23,435		Federal National Mortgage Association (FNMA)	8.000	07/01/24	26
6,640		FNMA	9.000	11/01/25	7
4,286,443		FNMA	3.500	05/01/32	4,602
29,863,915		FNMA	3.000	10/01/32	31,346
354

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$400,648		FNMA	4.500%	10/01/33	$443
695,960		FNMA	4.500	05/01/35	766
4,504,465		FNMA	5.000	05/01/35	5,229
2,069,057		FNMA	5.000	10/01/35	2,404
137,000,000	h	FNMA	2.000	01/25/36	143,209
24,000,000	h	FNMA	2.500	01/25/36	25,029
1,734,864		FNMA	5.000	02/01/36	2,016
3,879,044		FNMA	5.500	11/01/38	4,560
2,804,047		FNMA	3.000	10/01/39	2,936
27,690,954		FNMA	3.000	05/01/40	29,151
3,803,125		FNMA	5.000	09/01/40	4,422
5,829,785		FNMA	5.000	05/01/41	6,778
19,746,285		FNMA	4.000	09/01/42	21,584
11,382,383		FNMA	3.500	04/01/43	12,445
4,942,911		FNMA	3.000	04/25/43	5,116
10,131,908		FNMA	3.500	09/01/43	11,075
10,116,618	i	FNMA	5.802	09/25/43	2,295
5,064,290		FNMA	4.000	01/01/44	5,592
8,850,857		FNMA	4.500	03/01/44	10,164
5,241,294		FNMA	4.500	06/01/44	5,865
5,263,133		FNMA	4.500	10/01/44	5,883
9,580,575		FNMA	4.500	11/01/44	10,715
3,032,104		FNMA	5.000	11/01/44	3,518
3,318,979		FNMA	4.500	12/01/44	3,714
3,976,499		FNMA	4.000	01/01/45	4,351
5,410,197		FNMA	3.000	02/25/45	5,573
28,476,908		FNMA	3.000	02/25/45	29,738
407,319		FNMA	3.500	03/01/45	447
358,253		FNMA	3.500	03/01/45	393
1,105,114		FNMA	4.500	03/01/45	1,235
8,161,164		FNMA	3.000	03/25/45	8,436
466,451		FNMA	4.500	04/01/45	521
22,323,404		FNMA	3.500	04/25/45	23,162
11,094,235		FNMA	3.500	05/01/45	12,252
5,689,922		FNMA	4.000	06/01/45	6,263
9,395,686		FNMA	4.000	12/01/45	10,369
38,401,325		FNMA	3.000	12/25/45	39,851
14,409,388		FNMA	3.500	01/01/46	15,752
26,262,268		FNMA	4.000	01/01/46	28,980
724,711		FNMA	4.000	03/01/46	796
13,100,612		FNMA	3.500	06/01/46	14,321
14,173,997		FNMA	3.500	07/01/46	15,495
25,710,227		FNMA	3.500	07/01/46	28,084
4,298,901		FNMA	3.000	10/01/46	4,434
14,980,799		FNMA	3.500	10/01/46	16,377
20,093,345		FNMA	3.000	11/01/46	21,217
72,149,228		FNMA	3.500	01/01/47	76,841
6,173,827		FNMA	3.000	04/25/47	6,618
6,549,216		FNMA	4.500	05/01/47	7,315
2,233,346		FNMA	3.500	08/01/47	2,384
2,456,678		FNMA	3.500	09/01/47	2,623
7,796,156		FNMA	4.000	09/01/47	8,385
444,084		FNMA	4.000	09/01/47	477
1,082,906		FNMA	3.000	11/01/47	1,115
355

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$3,071,851		FNMA	3.000%	11/01/47	$3,168
10,829,533		FNMA	3.500	11/01/47	11,830
36,803,676		FNMA	4.000	12/01/47	40,588
9,871,637		FNMA	4.000	12/01/47	10,603
24,531,390		FNMA	3.500	01/01/48	26,796
2,560,220		FNMA	3.500	01/01/48	2,797
11,042,330		FNMA	4.500	01/01/48	12,272
6,518,752		FNMA	3.500	02/01/48	6,917
9,736,362		FNMA	4.500	02/01/48	10,823
95,456,911		FNMA	3.000	02/25/48	101,582
10,059,663		FNMA	4.000	03/01/48	11,088
41,137,917		FNMA	4.500	03/01/48	45,709
31,879,224		FNMA	4.000	04/01/48	34,121
7,665,723		FNMA	4.500	05/01/48	8,528
5,737,983		FNMA	4.500	05/01/48	6,383
16,348,492		FNMA	5.000	08/01/48	18,644
10,348,076		FNMA	0.000	11/25/48	9,493
10,348,076		FNMA	3.000	11/25/48	1,201
3,128,126		FNMA	3.000	06/01/49	3,224
5,249,187		FNMA	3.000	08/01/49	5,729
8,964,619		FNMA	3.000	01/25/50	9,634
24,846,008		FNMA	3.000	07/01/50	26,914
80,014,181		FNMA	2.500	10/01/50	84,408
195,173,046		FNMA	2.500	11/01/50	205,890
34,500,000	h	FNMA	1.500	01/25/51	34,852
285,250,000	h	FNMA	2.000	01/25/51	296,270
111,000,000	h	FNMA	2.500	01/25/51	116,992
92,250,000	h	FNMA	2.000	02/25/51	95,644
59,000,000	h	FNMA	2.500	02/25/51	62,077
94,050,000	h	FNMA	3.000	02/25/51	98,612
12,541,714		Government National Mortgage Association (GNMA)	3.700	10/15/33	13,790
322,983		GNMA	5.000	04/15/38	366
346,334		GNMA	6.500	11/20/38	406
59,380		GNMA	4.500	02/20/39	71
1,317,979		GNMA	5.000	06/15/39	1,519
784,982		GNMA	5.000	06/15/39	905
10,605,053		GNMA	3.700	08/15/40	11,439
80,290		GNMA	4.500	08/20/41	94
191,727		GNMA	4.500	09/20/41	219
56,204		GNMA	4.500	01/20/44	67
35,322		GNMA	4.500	02/20/44	40
111,754		GNMA	4.500	05/20/44	133
509,481		GNMA	4.500	05/20/44	581
880,417		GNMA	4.500	08/20/44	1,045
468,093		GNMA	4.500	09/20/44	539
276,728		GNMA	4.500	10/20/44	312
140,529		GNMA	4.500	11/20/44	152
507,730		GNMA	4.500	12/20/44	603
662,098		GNMA	4.500	02/20/45	769
909,608		GNMA	4.500	08/20/45	1,082
795,682		GNMA	4.500	08/20/45	944
544,164		GNMA	4.500	12/20/45	621
9,552,694		GNMA	4.000	06/20/46	1,130
15,653,839		GNMA	3.500	01/20/49	17,142
121,000,000	h	GNMA	2.000	01/20/51	126,516
226,000,000	h	GNMA	2.500	01/20/51	239,198
150,000,000	h	GNMA	3.000	02/20/51	156,930
		TOTAL MORTGAGE BACKED			3,396,171
356

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
MUNICIPAL BONDS - 3.6%
$14,595,000	Bay Area Toll Authority	3.552%	04/01/54	$15,695
2,975,000	Chicago Housing Authority	3.682	01/01/25	3,214
245,000	City & County of San Francisco CA Community Facilities District	3.264	09/01/25	266
1,000,000	City & County of San Francisco CA Community Facilities District	4.038	09/01/34	1,134
845,000	City & County of San Francisco CA Community Facilities District	3.750	09/01/37	921
2,000,000	City & County of San Francisco CA Community Facilities District	4.000	09/01/48	2,156
1,350,000	City of Dallas TX Waterworks & Sewer System Revenue	2.389	10/01/25	1,466
3,995,000	City of Los Angeles CA Wastewater System Revenue	4.029	06/01/39	4,505
7,470,000	City of New York NY	3.010	08/01/24	8,059
4,870,000	City of New York NY	3.430	12/01/24	5,368
4,940,000	City of New York NY	3.200	12/01/26	5,552
1,575,000	City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,721
4,055,000	Commonwealth Financing Authority	3.864	06/01/38	4,762
19,355,000	Commonwealth Financing Authority	3.807	06/01/41	22,832
1,060,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,070
815,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	824
1,505,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,544
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,564
2,500,000	County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,669
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,710
2,250,000	County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,459
4,365,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	4,693
2,375,000	County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,652
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,697
3,940,000	County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	4,325
3,750,000	County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	4,233
4,700,000	County of Miami-Dade FL Aviation Revenue	2.529	10/01/30	4,815
3,730,000	County of Miami-Dade FL Aviation Revenue	3.732	10/01/37	4,032
3,900,000	County of Miami-Dade FL Aviation Revenue	3.982	10/01/41	4,231
9,160,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	10,089
2,000,000	Duke University	3.199	10/01/38	2,154
5,080,000	Illinois Finance Authority	3.944	08/15/47	6,066
1,000,000	Los Angeles County Redevelopment Agency	2.000	09/01/22	1,027
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	5,153
2,000,000	Menlo Park City School District	2.969	07/01/38	2,121
2,560,000	Michigan Finance Authority	1.941	11/01/21	2,593
3,000,000	Michigan Finance Authority	2.244	11/01/22	3,098
14,000,000	Michigan Finance Authority	2.988	09/01/49	14,922
500,000	New Jersey Economic Development Authority	3.700	06/15/21	505
1,110,000	New Jersey Economic Development Authority	3.800	07/01/22	1,145
870,000	New York City Housing Development Corp	3.403	05/01/22	900
750,000	New York City Housing Development Corp	3.453	11/01/22	786
1,360,000	New York City Housing Development Corp	3.523	05/01/23	1,444
357

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,815,000	New York City Housing Development Corp	3.573%	11/01/23	$1,950
1,000,000	New York City Housing Development Corp	3.650	05/01/24	1,087
5,680,000	New York State Dormitory Authority	3.998	07/01/39	6,289
10,605,000	New York State Dormitory Authority	4.294	07/01/44	11,835
6,000,000	New York State Dormitory Authority	3.879	07/01/46	6,405
5,000,000	New York State Thruway Authority	2.256	01/01/25	5,248
6,460,000	New York State Thruway Authority	2.406	01/01/26	6,842
4,750,000	New York State Thruway Authority	2.500	01/01/27	5,073
810,000	Oklahoma City Economic Development Trust	3.440	09/01/24	898
2,350,000	Oregon State Lottery	2.505	04/01/24	2,493
2,160,000	Permanent University Fund	2.408	07/01/21	2,183
2,750,000	Permanent University Fund	2.508	07/01/22	2,843
3,250,000	Permanent University Fund	2.708	07/01/24	3,517
3,775,000	Permanent University Fund	2.908	07/01/26	4,221
4,000,000	Permanent University Fund	3.008	07/01/27	4,520
2,000,000	Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,094
3,400,000	Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	3,648
1,500,000	Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,645
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,121
1,910,000	Public Finance Authority	4.269	07/01/40	2,288
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	1,035
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	1,055
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,338
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,931
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,746
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	770
900,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	999
6,000,000	San Francisco City & County Airport Comm-San Francisco International Airport	3.046	05/01/22	6,199
6,360,000	San Jose Redevelopment Agency	3.375	08/01/34	6,834
1,340,000	Santa Ana Community Redevelopment Agency Successor Agency	3.567	09/01/23	1,454
13,060,000	State of California	4.600	04/01/38	15,703
4,305,000	State of Georgia	2.950	07/01/27	4,476
4,520,000	State of Georgia	3.050	07/01/28	4,703
3,245,000	State of Georgia	3.150	07/01/29	3,380
12,500,000	State of Illinois	2.250	06/15/21	12,501
10,500,000	State of Illinois	3.150	06/15/26	10,487
12,500,000	State of Illinois	3.250	06/15/27	12,427
27,150,000	State of Illinois	5.100	06/01/33	29,219
10,500,000	State of Michigan	1.779	11/01/21	10,636
9,700,000	State of Oregon Department of Administrative Services	4.103	05/01/39	10,925
9,900,000	State of Wisconsin	3.154	05/01/27	11,208
25,860,000	University of California	3.063	07/01/25	28,524
10,230,000	University of California	4.601	05/15/31	12,471
17,045,000	University of California	3.931	05/15/45	20,247
358

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$21,000,000		University of Chicago	4.151%	10/01/45	$22,080
7,620,000		University of Massachusetts Building Authority	3.097	11/01/35	8,165
13,000,000		University of Massachusetts Building Authority	3.434	11/01/40	14,028
20,000,000		University of New Mexico	3.532	06/20/32	21,817
500,000		Utah Municipal Power Agency	2.023	07/01/21	503
1,750,000		Utah Municipal Power Agency	2.262	07/01/22	1,786
1,500,000		Utah Municipal Power Agency	2.512	07/01/23	1,558
2,160,000		Virginia Port Authority	4.228	07/01/36	2,344
390,000		Washington Convention & Sports Authority	3.969	10/01/30	410
		TOTAL MUNICIPAL BONDS			534,331

U.S. TREASURY SECURITIES - 7.6%
42,427,000		United States Treasury Bond	4.500	02/15/36	62,207
4,500,000		United States Treasury Bond	4.750	02/15/37	6,853
22,750,000		United States Treasury Bond	3.500	02/15/39	30,853
12,050,000		United States Treasury Bond	3.875	08/15/40	17,246
19,135,000		United States Treasury Bond	4.375	05/15/41	29,291
16,434,000		United States Treasury Bond	3.750	08/15/41	23,317
6,000,000		United States Treasury Bond	2.750	11/15/42	7,421
56,375,000		United States Treasury Bond	3.625	08/15/43	79,484
35,680,000		United States Treasury Bond	3.000	05/15/45	46,208
81,710,000		United States Treasury Bond	2.875	08/15/45	103,768
52,140,000		United States Treasury Bond	2.500	05/15/46	62,169
1,075,000		United States Treasury Bond	3.000	05/15/47	1,405
30,710,000		United States Treasury Bond	2.750	11/15/47	38,463
6,155,000		United States Treasury Bond	3.125	05/15/48	8,246
52,015,000		United States Treasury Bond	3.000	08/15/48	68,292
40,120,000		United States Treasury Bond	3.375	11/15/48	56,243
31,592,052	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	33,859
39,285,000		United States Treasury Note	0.125	08/31/22	39,286
23,505,000		United States Treasury Note	0.125	10/31/22	23,508
79,581,000		United States Treasury Note	0.250	11/15/23	79,799
360,000		United States Treasury Note	0.125	12/15/23	360
4,880,000		United States Treasury Note	0.250	10/31/25	4,858
81,500,000		United States Treasury Note	0.375	11/30/25	81,595
47,150,000		United States Treasury Note	0.500	10/31/27	46,760
118,185,000		United States Treasury Note	0.625	11/30/27	118,111
10,000,000		United States Treasury Note	1.125	08/15/40	9,452
9,930,000		United States Treasury Note	1.250	05/15/50	8,988
2,205,000		United States Treasury Note	1.375	08/15/50	2,060
49,900,000		United States Treasury Note	1.625	11/15/50	49,604
		TOTAL U.S. TREASURY SECURITIES			1,139,706

		TOTAL GOVERNMENT BONDS			5,946,397
		(Cost $5,604,792)

STRUCTURED ASSETS - 16.0%

ASSET BACKED - 7.4%
5,000,000	g,i	AGL CLO 7 Ltd	2.050	07/15/31	5,017
		Series - 2020 7A (Class A1)
7,500,000	g,i	AIMCO CLO Ltd	1.605	10/15/31	7,509
		Series - 2020 11A (Class A1)
359

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$8,000,000	g,h,i	AIMCO CLO Ltd	0.000%	01/17/32	$8,004
		Series - 2020 12A (Class B)
3,000,000	g,i	AIMCO CLO Series	1.478	07/20/29	3,000
		Series - 2017 AA (Class A)
2,000,000	g,i	Allegany Park CLO Ltd	1.548	01/20/33	2,003
		Series - 2019 1A (Class A)
10,000,000		AmeriCredit Automobile Receivables Trust	1.110	08/19/24	10,092
		Series - 2020 1 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust	0.660	12/18/24	5,528
		Series - 2020 2 (Class A3)
4,120,000		AmeriCredit Automobile Receivables Trust	2.130	03/18/26	4,246
		Series - 2020 2 (Class D)
6,190,000		AmeriCredit Automobile Receivables Trust	1.490	09/18/26	6,211
		Series - 2020 3 (Class D)
2,121,964	g	AMSR Trust	1.819	04/17/37	2,162
		Series - 2020 SFR1 (Class A)
3,499,000	g	AMSR Trust	3.148	01/19/39	3,634
		Series - 2019 SFR1 (Class C)
3,347,000	g	AMSR Trust	3.247	01/19/39	3,457
		Series - 2019 SFR1 (Class D)
74,236	†,g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2005 WMC1 (Class N1)
1,842,108	i	Asset Backed Securities Corp Home Equity Loan Trust	3.386	08/25/34	1,790
		Series - 2004 HE5 (Class M1)
8,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.450	03/20/23	8,211
		Series - 2019 1A (Class A)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.070	09/20/23	12,393
		Series - 2017 1A (Class A)
32,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	03/20/24	33,251
		Series - 2017 2A (Class A)
17,600,000		BA Credit Card Trust	1.740	01/15/25	18,032
		Series - 2019 A1 (Class A1)
4,745,000	i	Bayview Financial Mortgage Pass-Through Trust	1.123	02/28/41	4,717
		Series - 2006 A (Class M3)
4,742,779	i	Bear Stearns Asset Backed Securities Trust	1.153	04/25/36	4,720
		Series - 2006 SD1 (Class M1)
3,631,924	g	BRE Grand Islander Timeshare Issuer LLC	3.280	09/26/33	3,767
		Series - 2019 A (Class A)
7,389,135	g	Capital Automotive REIT	3.660	10/15/44	7,410
		Series - 2014 1A (Class A)
6,435,857	g	Capital Automotive REIT	3.870	04/15/47	6,445
		Series - 2017 1A (Class A1)
12,718,919	g	Capital Automotive REIT	2.690	02/15/50	13,101
		Series - 2020 1A (Class A1)
7,550,000		CarMax Auto Owner Trust	1.890	12/16/24	7,745
		Series - 2020 1 (Class A3)
10,000,000	g	Cars Net Lease Mortgage Notes Series	2.010	12/15/50	9,981
		Series - 2020 1A (Class A1)
27,000,000	g,i	Cayuga Park CLO, Ltd.	1.832	07/17/31	27,069
		Series - 2020 1A (Class A)
1,327,762	i	C-BASS Trust	0.228	07/25/36	1,278
		Series - 2006 CB6 (Class A1)
360

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$18,228,636	g	CF Hippolyta LLC	1.690%	07/15/60	$18,568
		Series - 2020 1 (Class A1)
5,464,637	g	CF Hippolyta LLC	1.990	07/15/60	5,534
		Series - 2020 1 (Class A2)
3,120,819	g	CF Hippolyta LLC	2.280	07/15/60	3,169
		Series - 2020 1 (Class B1)
428,194	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	454
		Series - 2004 2 (Class 1M2)
59,500,000		Chase Issuance Trust	1.530	01/15/25	61,076
		Series - 2020 A1 (Class A1)
1,500,000	g,i	CIFC Funding Ltd	1.438	07/20/30	1,500
		Series - 2017 3A (Class A1)
2,000,000	g,i	CIFC Funding Ltd	1.818	11/16/30	1,984
		Series - 2017 5A (Class A2)
11,750,000	g,i	CIFC Funding Ltd	1.932	08/24/32	11,800
		Series - 2020 2A (Class A1)
199,078		CIT Group Home Equity Loan Trust (Step Bond)	6.200	02/25/30	204
		Series - 2002 1 (Class AF6)
9,835,958	g	Corevest American Finance Trust	1.832	03/15/50	9,978
		Series - 2020 1 (Class A1)
18,608,788	g	DB Master Finance LLC	3.629	11/20/47	19,103
		Series - 2017 1A (Class A2I)
4,740,000	g	DB Master Finance LLC	3.787	05/20/49	4,857
		Series - 2019 1A (Class A2I)
8,206,125	g	DB Master Finance LLC	4.021	05/20/49	8,643
		Series - 2019 1A (Class A2II)
3,203,075	g	Diamond Resorts Owner Trust	3.700	01/21/31	3,345
		Series - 2018 1 (Class A)
8,399,515	g	Diamond Resorts Owner Trust	2.890	02/20/32	8,685
		Series - 2019 1A (Class A)
38,872,750	g	Domino's Pizza Master Issuer LLC	3.082	07/25/47	39,080
		Series - 2017 1A (Class A2II)
5,920,000	g,i	Dryden 50 Senior Loan Fund	1.457	07/15/30	5,920
		Series - 2017 50A (Class A1)
2,883,435	g,i	Ellington Loan Acquisition Trust	1.248	05/25/37	2,880
		Series - 2007 2 (Class A2C)
6,000,000	g	Ford Credit Auto Owner Trust	2.620	08/15/28	6,152
		Series - 2017 1 (Class A)
17,050,000	g	Ford Credit Auto Owner Trust	2.360	03/15/29	17,635
		Series - 2017 2 (Class A)
12,000,000		Ford Credit Floorplan Master Owner Trust	2.230	09/15/24	12,375
		Series - 2019 3 (Class A1)
750,000	g,i	FREMF Mortgage Trust	4.021	03/25/49	829
		Series - 2016 K53 (Class B)
9,750,000		GM Financial Automobile Leasing Trust	1.670	12/20/22	9,880
		Series - 2020 1 (Class A3)
10,100,000		GM Financial Consumer Automobile Receivables Trust	1.840	09/16/24	10,319
		Series - 2020 1 (Class A3)
2,000,000	g,i	GoldenTree Loan Opportunities IX Ltd	1.323	10/29/29	1,998
		Series - 2014 9A (Class AR2)
4,000,000	g	GSCG Trust	2.936	09/06/34	4,096
		Series - 2019 600C (Class A)
361

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$472,625	g	HERO Funding Trust	3.280%	09/20/48	$488
		Series - 2017 2A (Class A1)
945,662	g	HERO Funding Trust	4.070	09/20/48	986
		Series - 2017 2A (Class A2)
1,200,786	g	Hertz Vehicle Financing II LP	3.710	03/25/23	1,202
		Series - 2019 1A (Class A)
3,531,003	g	Hertz Vehicle Financing II LP	3.290	02/25/24	3,535
		Series - 2018 1A (Class A)
1,141,415	g	Hertz Vehicle Financing II LP	3.420	05/25/25	1,145
		Series - 2019 2A (Class A)
2,282,177	g	Hertz Vehicle Financing LLC	4.030	07/25/24	2,285
		Series - 2018 3A (Class A)
3,628,182	g	Hilton Grand Vacations Trust	2.660	12/26/28	3,710
		Series - 2017 AA (Class A)
3,129,307	g	Hilton Grand Vacations Trust	2.960	12/26/28	3,166
		Series - 2017 AA (Class B)
7,185,356	g	Hilton Grand Vacations Trust	2.340	07/25/33	7,439
		Series - 2019 AA (Class A)
721,152	i	Home Equity Asset Trust	1.648	06/25/33	726
		Series - 2003 1 (Class M1)
11,035,000		Honda Auto Receivables Owner Trust	1.830	01/18/24	11,259
		Series - 2019 4 (Class A3)
4,828,860	g	Horizon Aircraft Finance III Ltd	3.425	11/15/39	4,666
		Series - 2019 2 (Class A)
399,921	g,i	Invitation Homes Trust	1.609	06/17/37	399
		Series - 2018 SFR2 (Class D)
2,286,269	g,i	Invitation Homes Trust	1.153	07/17/37	2,286
		Series - 2018 SFR3 (Class A)
5,012,854	g,i	Invitation Homes Trust	1.253	01/17/38	5,050
		Series - 2018 SFR4 (Class A)
1,500,000	g,i	Invitation Homes Trust	1.403	01/17/38	1,500
		Series - 2018 SFR4 (Class B)
2,700,000	g,i	Invitation Homes Trust	1.803	01/17/38	2,693
		Series - 2018 SFR4 (Class D)
5,653,908	g	JG Wentworth XXII LLC	3.820	12/15/48	5,930
		Series - 2010 3A (Class A)
4,807,683	i	JP Morgan Mortgage Acquisition Trust	0.468	03/25/37	4,741
		Series - 2007 CH3 (Class A1B)
16,605,098	i	JP Morgan Mortgage Acquisition Trust	0.308	06/25/37	16,287
		Series - 2007 CH5 (Class A1)
5,000,000	g,i	KKR Clo 32 Ltd	0.000	01/15/32	5,003
		Series - 2020 32A (Class B)
4,092,105	g	Laurel Road Prime Student Loan Trust	0.720	11/25/50	4,094
		Series - 2020 A (Class A1FX)
1,000,000	g,i	Madison Park Funding X Ltd	2.018	01/20/29	1,000
		Series - 2012 10A (Class BR2)
530,000	g,i	Magnetite XVIII Ltd	1.721	11/15/28	527
		Series - 2016 18A (Class BR)
1,390,844	g	MVW Owner Trust	2.520	12/20/32	1,398
		Series - 2015 1A (Class A)
3,076,857	g	MVW Owner Trust	2.420	12/20/34	3,151
		Series - 2017 1A (Class A)
3,506,415	g	MVW Owner Trust	3.450	01/21/36	3,644
		Series - 2018 1A (Class A)
362

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$3,852,384	g	MVW Owner Trust	2.890%	11/20/36	$3,998
		Series - 2019 1A (Class A)
12,675,187	g	MVW Owner Trust	2.220	10/20/38	13,038
		Series - 2019 2A (Class A)
8,400,000	g	Navient Private Education Refi Loan Trust	1.310	01/15/69	8,486
		Series - 2020 HA (Class A)
3,500,000	g	Navient Private Education Refi Loan Trust	2.780	01/15/69	3,562
		Series - 2020 HA (Class B)
4,400,000	g	Navient Student Loan Trust	3.390	12/15/59	4,612
		Series - 2019 BA (Class A2A)
19,500,000	g,i	Octagon Investment Partners 46 Ltd	1.899	07/15/33	19,552
		Series - 2020 2A (Class A)
9,500,000	g,i	OHA Credit Funding 7 Ltd	1.475	10/19/32	9,508
		Series - 2020 7A (Class A)
17,005,000	g	OneMain Financial Issuance Trust	3.840	05/14/32	17,935
		Series - 2020 1A (Class A)
17,350,000	g	OneMain Financial Issuance Trust	1.750	09/14/35	17,661
		Series - 2020 2A (Class A)
1,045,279	g	Orange Lake Timeshare Trust	3.100	11/08/30	1,072
		Series - 2018 A (Class A)
6,250,000	g	PFS Financing Corp	0.930	08/15/24	6,287
		Series - 2020 F (Class A)
20,500,000	g	PFS Financing Corp	1.270	06/15/25	20,785
		Series - 2020 A (Class A)
9,000,000	g	PFS Financing Corp	1.000	10/15/25	9,065
		Series - 2020 E (Class A)
9,861,000	g	PFS Financing Corp	0.970	02/15/26	9,913
		Series - 2020 G (Class A)
2,809,000	g	Progress Residential Trust	2.937	10/17/36	2,907
		Series - 2019 SFR4 (Class B)
2,790,000	i	RASC Trust	3.080	08/25/35	2,785
		Series - 2005 KS8 (Class M4)
12,653	i	Renaissance Home Equity Loan Trust	1.028	08/25/33	12
		Series - 2003 2 (Class A)
15,420,000		Santander Drive Auto Receivables Trust	2.220	09/15/26	15,854
		Series - 2020 2 (Class D)
3,690,000		Santander Drive Auto Receivables Trust	1.480	01/15/27	3,726
		Series - 2020 4 (Class D)
2,373,710	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	2,379
		Series - 2016 2A (Class A)
377,979	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	379
		Series - 2016 2A (Class B)
1,852,689	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	1,868
		Series - 2016 3A (Class A)
1,097,890	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	1,100
		Series - 2016 3A (Class B)
5,916,186	g	Sierra Timeshare Receivables Funding LLC	2.910	03/20/34	6,021
		Series - 2017 1A (Class A)
2,727,309	g	Sierra Timeshare Receivables Funding LLC	3.200	03/20/34	2,756
		Series - 2017 1A (Class B)
3,189,567	g	Sierra Timeshare Receivables Funding LLC	3.500	06/20/35	3,311
		Series - 2018 2A (Class A)
3,640,550	g	Sierra Timeshare Receivables Funding LLC	3.200	01/20/36	3,774
		Series - 2019 1A (Class A)
363

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$5,653,828	g	Sierra Timeshare Receivables Funding LLC	2.590%	05/20/36	$5,844
		Series - 2019 2A (Class A)
3,483,092	g	Sierra Timeshare Receivables Funding LLC	2.340	08/20/36	3,565
		Series - 2019 3A (Class A)
1,177,329	g	SMB Private Education Loan Trust	2.490	06/15/27	1,190
		Series - 2015 A (Class A2A)
2,691,636	g	SMB Private Education Loan Trust	2.750	07/15/27	2,730
		Series - 2015 C (Class A2A)
6,602,589	g	SMB Private Education Loan Trust	2.430	02/17/32	6,788
		Series - 2016 B (Class A2A)
9,873,105	g	SMB Private Education Loan Trust	2.880	09/15/34	10,326
		Series - 2017 A (Class A2A)
10,406,669	g	SMB Private Education Loan Trust	2.820	10/15/35	10,792
		Series - 2017 B (Class A2A)
4,500,041	g	SMB Private Education Loan Trust	3.500	02/15/36	4,765
		Series - 2018 A (Class A2A)
5,900,491	g	SoFi Professional Loan Program LLC	2.340	04/25/33	6,013
		Series - 2016 D (Class A2B)
4,296,456	g	SoFi Professional Loan Program LLC	2.490	01/25/36	4,351
		Series - 2016 E (Class A2B)
1,028,683	g	SoFi Professional Loan Program LLC	2.760	12/26/36	1,045
		Series - 2016 A (Class A2)
2,154,178	g	SoFi Professional Loan Program LLC	2.400	03/26/40	2,181
		Series - 2017 A (Class A2B)
5,744,721	g	SoFi Professional Loan Program LLC	2.740	05/25/40	5,849
		Series - 2017 B (Class A2FX)
2,040,948	g	SoFi Professional Loan Program LLC	2.630	07/25/40	2,079
		Series - 2017 C (Class A2B)
7,820,154	g	SoFi Professional Loan Program LLC	2.720	11/26/40	7,956
		Series - 2017 E (Class A2B)
9,612,249	g	SoFi Professional Loan Program LLC	2.840	01/25/41	9,825
		Series - 2017 F (Class A2FX)
18,458,667	g	SoFi Professional Loan Program LLC	2.950	02/25/42	18,844
		Series - 2018 A (Class A2B)
12,052,119	g	SoFi Professional Loan Program LLC	2.060	05/15/46	12,141
		Series - 2020 A (Class A1FX)
5,500,000	g	SoFi Professional Loan Program LLC	3.690	06/15/48	5,732
		Series - 2019 A (Class A2FX)
9,161,128	g	SpringCastle America Funding LLC	1.970	09/25/37	9,228
		Series - 2020 AA (Class A)
9,021,000	g	SpringCastle America Funding LLC	2.660	09/25/37	9,040
		Series - 2020 AA (Class B)
9,000,000	g	Stack Infrastructure Issuer LLC	1.893	08/25/45	9,095
		Series - 2020 1A (Class A2)
175,196	i	Structured Asset Investment Loan Trust	1.048	09/25/34	167
		Series - 2004 8 (Class M1)
896,080	i	Structured Asset Investment Loan Trust	1.148	09/25/34	890
		Series - 2004 8 (Class A9)
7,000,000		Synchrony Credit Card Master Note Trust	2.620	10/15/25	7,283
		Series - 2017 2 (Class A)
1,833,500	g	Taco Bell Funding LLC	4.970	05/25/46	1,977
		Series - 2016 1A (Class A23)
16,758,000	g	Taco Bell Funding LLC	4.318	11/25/48	16,998
		Series - 2018 1A (Class A2I)
364

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$10,500,000	g	Tesla Auto Lease Trust	2.160%	10/20/22	$10,728
		Series - 2019 A (Class A3)
7,800,000	g	Tesla Auto Lease Trust	0.680	12/20/23	7,845
		Series - 2020 A (Class A3)
2,300,000	g	Tesla Auto Lease Trust	0.780	12/20/23	2,315
		Series - 2020 A (Class A4)
2,562,205	g	TLF National Tax Lien Trust	3.090	12/15/29	2,580
		Series - 2017 1A (Class A)
5,675,000		Toyota Auto Receivables Owner Trust	1.910	09/15/23	5,764
		Series - 2019 C (Class A3)
16,800,000		Toyota Auto Receivables Owner Trust	1.660	05/15/24	17,132
		Series - 2020 A (Class A3)
945,291	g	Tricon American Homes Trust	2.716	09/17/34	957
		Series - 2017 SFR1 (Class A)
4,400,000	g	Tricon American Homes Trust	4.011	09/17/34	4,479
		Series - 2017 SFR1 (Class E)
3,917,392	g	Tricon American Homes Trust	2.928	01/17/36	4,038
		Series - 2017 SFR2 (Class A)
1,050,000	g	Tricon American Homes Trust	3.275	01/17/36	1,081
		Series - 2017 SFR2 (Class B)
44,800,000		Verizon Owner Trust	1.850	07/22/24	45,874
		Series - 2020 A (Class A1A)
440,000		Verizon Owner Trust	0.770	04/21/25	441
		Series - 2020 C (Class C)
3,026,285	g	VOLT LXXV LLC (Step Bond)	3.967	02/25/49	3,033
		Series - 2019 NPL2 (Class A1)
1,642,000	g	VOLT LXXV LLC (Step Bond)	3.967	10/25/49	1,640
		Series - 2019 NPL7 (Class A1B)
6,600,000	g	VOLT LXXXIV LLC (Step Bond)	3.967	12/27/49	6,599
		Series - 2019 NP10 (Class A1B)
29,585,000	g	Wendys Funding LLC	3.573	03/15/48	30,497
		Series - 2018 1A (Class A2I)
15,800,000		World Omni Auto Receivables Trust	1.700	01/17/23	16,127
		Series - 2020 A (Class A3)
		TOTAL ASSET BACKED			1,119,317

OTHER MORTGAGE BACKED - 8.6%
3,000,000	g,i	20 Times Square Trust	3.100	05/15/35	2,989
		Series - 2018 20TS (Class B)
12,000,000	g,i	20 TSQ GROUNDCO LLC	3.100	05/15/35	11,399
		Series - 2018 20TS (Class E)
1,264,911	g,i	Agate Bay Mortgage Trust	3.500	11/25/44	1,286
		Series - 2014 3 (Class A13)
3,917,442	g,i	Agate Bay Mortgage Trust	3.500	09/25/45	3,977
		Series - 2015 6 (Class A9)
1,010,111	i	Alternative Loan Trust	0.898	06/25/34	1,022
		Series - 2004 8CB (Class M1)
1,230,176	i	Ameriquest Mortgage Securities	1.168	10/25/34	1,226
		Series - 2004 R9 (Class M3)
2,500,000	i	BANK	4.071	11/15/50	2,612
		Series - 2017 BNK8 (Class C)
3,800,000		BANK	3.203	12/15/52	4,251
		Series - 2019 BN23 (Class AS)
365

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,000,000		BANK	2.758%	09/15/62	$2,197
		Series - 2019 BN20 (Class A2)
8,000,000	i	BANK	3.283	11/15/62	9,013
		Series - 2019 BN24 (Class AS)
3,850,000	g	BBCMS Mortgage Trust	3.821	09/05/32	3,798
		Series - 2013 TYSN (Class C)
1,500,000	g,i	BBCMS Mortgage Trust	4.267	08/05/38	1,037
		Series - 2018 CHRS (Class E)
5,000,000		BBCMS Mortgage Trust	3.488	02/15/50	5,483
		Series - 2017 C1 (Class ASB)
857,474	i	Bear Stearns Commercial Mortgage Securities Trust	5.117	02/11/41	851
		Series - 2005 PWR7 (Class B)
2,000,000	g,i	Benchmark Mortgage Trust	2.791	09/15/48	2,145
		Series - 2020 IG2 (Class AM)
2,500,000	g,i	Benchmark Mortgage Trust	3.229	09/15/48	2,757
		Series - 2020 IG3 (Class AS)
2,500,000	g,i	Benchmark Mortgage Trust	3.654	09/15/48	2,667
		Series - 2020 IG3 (Class BXA)
1,000,000	i	Benchmark Mortgage Trust	3.882	02/15/51	1,161
		Series - 2018 B2 (Class A5)
1,445,000		Benchmark Mortgage Trust	4.232	01/15/52	1,730
		Series - 2018 B8 (Class A5)
1,500,000		Benchmark Mortgage Trust	3.419	08/15/52	1,690
		Series - 2019 B12 (Class AS)
830,000		Benchmark Mortgage Trust	4.241	05/15/53	974
		Series - 2018 B7 (Class A3)
5,921,744	i	Benchmark Mortgage Trust	4.510	05/15/53	7,210
		Series - 2018 B7 (Class A4)
2,500,000		Benchmark Mortgage Trust	3.231	12/15/72	2,798
		Series - 2019 B15 (Class AS)
2,500,000	g	BWAY Mortgage Trust	3.342	01/10/35	2,460
		Series - 2015 1740 (Class C)
1,898,596	g,i	BX Commercial Mortgage Trust	1.079	10/15/36	1,902
		Series - 2019 XL (Class A)
7,698,000	i	CCUBS Commercial Mortgage Trust	3.462	11/15/50	8,542
		Series - 2017 C1 (Class ASB)
5,167,000		CD Mortgage Trust	2.622	08/10/49	5,466
		Series - 2016 CD1 (Class ASB)
9,000,000		CD Mortgage Trust	2.926	08/10/49	9,498
		Series - 2016 CD1 (Class AM)
5,750,000	i	CD Mortgage Trust	3.879	11/10/49	6,171
		Series - 2016 CD2 (Class B)
1,000,000	i	CD Mortgage Trust	4.024	11/10/49	1,009
		Series - 2016 CD2 (Class C)
1,000,000		CD Mortgage Trust	3.453	02/10/50	1,091
		Series - 2017 CD3 (Class AAB)
500,000	i	CD Mortgage Trust	4.559	02/10/50	510
		Series - 2017 CD3 (Class C)
5,000,000		CD Mortgage Trust	3.220	08/15/50	5,476
		Series - 2017 CD5 (Class AAB)
3,457,000		CD Mortgage Trust	2.812	08/15/57	3,822
		Series - 2019 CD8 (Class ASB)
1,000,000	g,i	CFCRE Commercial Mortgage Trust	6.043	04/15/44	1,008
		Series - 2011 C1 (Class C)
366

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$932,614		CFCRE Commercial Mortgage Trust	3.121%	05/10/58	$987
		Series - 2016 C4 (Class AHR)
1,134,576	i	CHL Mortgage Pass-Through Trust	2.806	02/20/35	1,142
		Series - 2004 HYB9 (Class 1A1)
2,500,000	g,i	Citigroup Commercial Mortgage Trust	3.518	05/10/35	2,596
		Series - 2013 375P (Class B)
5,750,000	g	Citigroup Commercial Mortgage Trust	3.341	05/10/36	6,137
		Series - 2019 PRM (Class A)
917,000	i	Citigroup Commercial Mortgage Trust	3.732	04/10/46	963
		Series - 2013 GC11 (Class B)
2,400,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	2,619
		Series - 2014 GC19 (Class A4)
3,169,187		Citigroup Commercial Mortgage Trust	3.371	10/10/47	3,315
		Series - 2014 GC25 (Class AAB)
1,700,000	i	Citigroup Commercial Mortgage Trust	3.758	04/10/48	1,808
		Series - 2015 GC29 (Class B)
3,000,000	i	Citigroup Commercial Mortgage Trust	4.151	04/10/48	3,068
		Series - 2015 GC29 (Class C)
209,693		Citigroup Commercial Mortgage Trust	1.506	05/10/49	210
		Series - 2016 C1 (Class A1)
5,300,000		Citigroup Commercial Mortgage Trust	3.243	08/15/50	5,798
		Series - 2017 B1 (Class AAB)
6,765,000		Citigroup Commercial Mortgage Trust	3.764	10/12/50	7,638
		Series - 2017 C4 (Class AS)
2,000,000		Citigroup Commercial Mortgage Trust	3.778	09/10/58	2,248
		Series - 2015 GC33 (Class A4)
650,000	i	Citigroup Mortgage Loan Trust	0.898	01/25/36	646
		Series - 2006 WFH1 (Class M4)
2,247,000	g	COMM Mortgage Trust	3.086	08/10/29	2,256
		Series - 2016 GCT (Class B)
5,000,000	g	COMM Mortgage Trust	3.244	10/10/29	5,241
		Series - 2017 PANW (Class A)
2,000,000	i	COMM Mortgage Trust	4.219	07/10/45	2,160
		Series - 2013 CR9 (Class A4)
3,727,236		COMM Mortgage Trust	2.853	10/15/45	3,836
		Series - 2012 CR4 (Class A3)
1,140,000	g	COMM Mortgage Trust	3.147	03/10/46	1,185
		Series - 2013 CR6 (Class AM)
3,359,721	g,i	COMM Mortgage Trust	3.950	06/10/46	3,511
		Series - 2013 CR8 (Class B)
2,000,000	g,i	COMM Mortgage Trust	4.789	08/10/46	2,129
		Series - 2013 CR10 (Class B)
4,780,000	g,i	COMM Mortgage Trust	4.789	08/10/46	4,855
		Series - 2013 CR10 (Class C)
3,000,000		COMM Mortgage Trust	4.199	03/10/47	3,267
		Series - 2014 UBS2 (Class AM)
750,000		COMM Mortgage Trust	4.174	05/10/47	817
		Series - 2014 CR17 (Class AM)
9,131,817		COMM Mortgage Trust	3.917	10/10/47	10,075
		Series - 2014 LC17 (Class A5)
5,000,000	i	COMM Mortgage Trust	4.188	10/10/47	5,512
		Series - 2014 LC17 (Class AM)
1,300,000	i	COMM Mortgage Trust	4.490	10/10/47	1,426
		Series - 2014 LC17 (Class B)
367

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$800,979	i	COMM Mortgage Trust	3.829%	02/10/48	$865
		Series - 2015 LC19 (Class B)
1,000,000	g	COMM Mortgage Trust	3.000	03/10/48	732
		Series - 2015 CR22 (Class E)
1,445,000		COMM Mortgage Trust	3.309	03/10/48	1,588
		Series - 2015 CR22 (Class A5)
3,382,775	i	COMM Mortgage Trust	3.603	03/10/48	3,713
		Series - 2015 CR22 (Class AM)
1,805,000	i	COMM Mortgage Trust	4.106	03/10/48	1,907
		Series - 2015 CR22 (Class C)
7,150,000		COMM Mortgage Trust	3.801	05/10/48	7,871
		Series - 2015 CR23 (Class AM)
4,000,000	i	COMM Mortgage Trust	4.183	05/10/48	4,356
		Series - 2015 CR23 (Class B)
2,549,000	i	COMM Mortgage Trust	4.291	05/10/48	2,697
		Series - 2015 CR23 (Class C)
4,412,599		COMM Mortgage Trust	3.421	07/10/48	4,672
		Series - 2015 LC21 (Class ASB)
1,500,000	i	COMM Mortgage Trust	3.463	08/10/48	1,332
		Series - 2015 CR24 (Class D)
2,550,000		COMM Mortgage Trust	3.696	08/10/48	2,862
		Series - 2015 CR24 (Class A5)
5,000,000	i	COMM Mortgage Trust	4.028	08/10/48	5,544
		Series - 2015 CR24 (Class AM)
1,467,000	i	COMM Mortgage Trust	4.379	08/10/48	1,500
		Series - 2015 CR24 (Class C)
2,000,000	i	COMM Mortgage Trust	4.379	08/10/48	2,203
		Series - 2015 CR24 (Class B)
1,352,000		COMM Mortgage Trust	3.612	10/10/48	1,512
		Series - 2015 CR27 (Class A4)
3,212,210		COMM Mortgage Trust	3.630	10/10/48	3,600
		Series - 2015 CR26 (Class A4)
1,575,000		COMM Mortgage Trust	3.774	10/10/48	1,753
		Series - 2015 LC23 (Class A4)
1,375,000	i	COMM Mortgage Trust	4.480	10/10/48	1,515
		Series - 2015 CR26 (Class B)
1,044,527		COMM Mortgage Trust	3.651	02/10/49	1,118
		Series - 2016 CR28 (Class AHR)
4,650,000	i	COMM Mortgage Trust	4.639	02/10/49	5,079
		Series - 2016 CR28 (Class B)
1,500,000	i	COMM Mortgage Trust	5.112	08/10/50	1,630
		Series - 2013 CR11 (Class B)
6,500,000		COMM Mortgage Trust	3.263	08/15/57	7,276
		Series - 2019 GC44 (Class AM)
18,646,176	i	Connecticut Avenue Securities	2.748	05/25/24	18,162
		Series - 2014 C02 (Class 1M2)
650,172	i	Connecticut Avenue Securities	3.048	07/25/24	652
		Series - 2014 C03 (Class 2M2)
11,007,789	i	Connecticut Avenue Securities	3.148	07/25/24	10,684
		Series - 2014 C03 (Class 1M2)
1,446,146	i	Connecticut Avenue Securities	5.148	11/25/24	1,482
		Series - 2014 C04 (Class 2M2)
799,078	i	Connecticut Avenue Securities	5.698	04/25/28	841
		Series - 2015 C04 (Class 2M2)
368

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,329,657	i	Connecticut Avenue Securities	5.848%	04/25/28	$1,419
		Series - 2015 C04 (Class 1M2)
4,108,722	i	Connecticut Avenue Securities	6.898	08/25/28	4,405
		Series - 2016 C01 (Class 1M2)
3,705,257	i	Connecticut Avenue Securities	6.148	09/25/28	3,929
		Series - 2016 C02 (Class 1M2)
2,684,025	i	Connecticut Avenue Securities	6.048	10/25/28	2,821
		Series - 2016 C03 (Class 2M2)
2,899,463	i	Connecticut Avenue Securities	4.598	01/25/29	3,019
		Series - 2016 C05 (Class 2M2)
2,232,736	i	Connecticut Avenue Securities	4.398	04/25/29	2,338
		Series - 2016 C06 (Class 1M2)
3,005,968	i	Connecticut Avenue Securities	0.998	09/25/29	2,934
		Series - 2017 C02 (Class 2ED4)
1,290,491	i	Connecticut Avenue Securities	2.348	01/25/30	1,295
		Series - 2017 C05 (Class 1M2A)
6,857,490	i	Connecticut Avenue Securities	0.598	07/25/30	6,687
		Series - 2018 C01 (Class 1EB1)
2,585,095	i	Connecticut Avenue Securities	2.398	07/25/30	2,572
		Series - 2018 C01 (Class 1M2)
2,410,456	i	Connecticut Avenue Securities	0.998	10/25/30	2,395
		Series - 2018 C03 (Class 1EA2)
1,934,643	i	Connecticut Avenue Securities	2.698	12/25/30	1,940
		Series - 2018 C04 (Class 2M2)
625,785	g,i	Connecticut Avenue Securities	2.598	07/25/31	625
		Series - 2019 R01 (Class 2M2)
1,250,761	g,i	Connecticut Avenue Securities	2.248	09/25/39	1,248
		Series - 2019 R06 (Class 2M2)
1,240,000	g,i	Connecticut Avenue Securities	2.148	01/25/40	1,231
		Series - 2020 R02 (Class 2M2)
3,750,000	g	CPT Mortgage Trust	2.865	11/13/39	4,115
		Series - 2019 CPT (Class A)
2,000,000	g,i	CPT Mortgage Trust	2.997	11/13/39	1,956
		Series - 2019 CPT (Class E)
7,400,000	g,i	Credit Suisse Commercial Mortgage Trust	3.728	11/10/32	7,924
		Series - 2017 CALI (Class B)
2,396,067	g,i	Credit Suisse Commercial Mortgage Trust	0.798	05/25/36	2,397
		Series - 2006 CF2 (Class M3)
10,320,700	g,i	Credit Suisse Commercial Mortgage Trust	3.500	02/25/48	10,541
		Series - 2018 J1 (Class A11)
1,910,000	g,i	Credit Suisse Mortgage Capital Certificates	1.759	05/15/36	1,891
		Series - 2019 ICE4 (Class D)
4,170,939		CSAIL Commercial Mortgage Trust	3.314	11/15/49	4,431
		Series - 2016 C7 (Class ASB)
9,250,000		DBGS Mortgage Trust	4.466	10/15/51	11,200
		Series - 2018 C1 (Class A4)
11,000,000		DBJPM Mortgage Trust	2.756	08/10/49	11,669
		Series - 2016 C3 (Class ASB)
10,000,000		DBJPM Mortgage Trust	3.121	06/10/50	10,872
		Series - 2017 C6 (Class ASB)
5,300,000		DBJPM Mortgage Trust	2.340	09/15/53	5,550
		Series - 2020 C9 (Class AM)
17,410,000	g	DBUBS Mortgage Trust	3.452	10/10/34	18,806
		Series - 2017 BRBK (Class A)
369

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$15,500,000	g,i	DBUBS Mortgage Trust	3.530%	10/10/34	$16,669
		Series - 2017 BRBK (Class B)
3,068,745	g	DBUBS Mortgage Trust	4.452	05/10/44	2,987
		Series - 2011 LC3A (Class PM1)
18,715,125	g	DBUBS Mortgage Trust	4.537	07/10/44	18,810
		Series - 2011 LC2A (Class A4)
3,100,000	g,i	DBUBS Mortgage Trust	4.998	07/10/44	3,115
		Series - 2011 LC2A (Class B)
5,000,000	g,i	DBUBS Mortgage Trust	5.487	07/10/44	5,013
		Series - 2011 LC2A (Class C)
5,500,000	g,i	DBUBS Mortgage Trust	5.335	08/10/44	5,553
		Series - 2011 LC3A (Class AM)
2,084,000	g,i	DBUBS Mortgage Trust	5.335	08/10/44	2,102
		Series - 2011 LC3A (Class B)
4,840,000	g,i	DBUBS Mortgage Trust	5.565	11/10/46	4,852
		Series - 2011 LC1A (Class C)
2,051,000	g,i	Ellington Financial Mortgage Trust	3.587	06/25/59	2,061
		Series - 2019 1 (Class M1)
1,989,690	i	Fieldstone Mortgage Investment Trust	0.883	12/25/35	1,980
		Series - 2005 2 (Class M2)
1,313,157	g,i	FirstKey Mortgage Trust	3.500	11/25/44	1,340
		Series - 2014 1 (Class A8)
1,827,636	g,i	Flagstar Mortgage Trust	3.500	03/25/47	1,834
		Series - 2017 1 (Class 1A5)
2,557,191	g,i	Flagstar Mortgage Trust	4.109	10/25/47	2,681
		Series - 2017 2 (Class B3)
1,062,921	g,i	Flagstar Mortgage Trust	4.000	09/25/48	1,077
		Series - 2018 5 (Class A11)
10,000,000	g	GRACE Mortgage Trust	3.369	06/10/28	9,999
		Series - 2014 GRCE (Class A)
8,970,000	g	GRACE Mortgage Trust	3.520	06/10/28	8,968
		Series - 2014 GRCE (Class B)
5,943,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	6,000
		Series - 2012 ALOH (Class A)
4,430,000	g	GS Mortgage Securities Corp II	2.954	11/05/34	4,425
		Series - 2012 BWTR (Class A)
1,350,000	i	GS Mortgage Securities Corp II	3.777	05/10/50	1,468
		Series - 2015 GC30 (Class AS)
6,850,000	i	GS Mortgage Securities Corp II	3.992	03/10/51	8,021
		Series - 2018 GS9 (Class A4)
3,500,000	i	GS Mortgage Securities Corp II	4.155	07/10/51	4,104
		Series - 2018 GS10 (Class A5)
2,000,000	g,i	GS Mortgage Securities Trust	1.609	07/15/31	1,916
		Series - 2018 TWR (Class C)
1,253,255		GS Mortgage Securities Trust	3.206	02/10/48	1,319
		Series - 2015 GC28 (Class AAB)
2,816,500		GS Mortgage Securities Trust	3.396	02/10/48	3,079
		Series - 2015 GC28 (Class A5)
2,000,000	i	GS Mortgage Securities Trust	4.018	07/10/48	2,223
		Series - 2015 GC32 (Class AS)
3,253,509		GS Mortgage Securities Trust	3.278	10/10/48	3,441
		Series - 2015 GC34 (Class AAB)
128,685		GS Mortgage Securities Trust	2.635	05/10/49	129
		Series - 2016 GS2 (Class A2)
370

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,000,000		GS Mortgage Securities Trust	3.143%	10/10/49	$2,167
		Series - 2016 GS3 (Class AS)
2,000,000		GS Mortgage Securities Trust	3.674	03/10/50	2,279
		Series - 2017 GS5 (Class A4)
4,150,000	i	GS Mortgage Securities Trust	3.826	03/10/50	4,635
		Series - 2017 GS5 (Class AS)
1,750,000	i	GS Mortgage Securities Trust	4.047	03/10/50	1,945
		Series - 2017 GS5 (Class B)
12,000,000		GS Mortgage Securities Trust	3.230	05/10/50	13,040
		Series - 2017 GS6 (Class AAB)
6,000,000		GS Mortgage Securities Trust	3.433	05/10/50	6,763
		Series - 2017 GS6 (Class A3)
3,000,000		GS Mortgage Securities Trust	3.837	11/10/50	3,440
		Series - 2017 GS8 (Class ABP)
1,374,000	i	GS Mortgage Securities Trust	4.336	11/10/50	1,412
		Series - 2017 GS8 (Class C)
2,000,000	g,i	GS Mortgage Securities Trust	3.550	07/10/52	1,988
		Series - 2019 GC40 (Class DBC)
2,500,000	i	GS Mortgage Securities Trust	3.173	02/13/53	2,788
		Series - 2020 GC45 (Class AS)
1,231,570	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	1,247
		Series - 2019 PJ2 (Class A1)
3,217,104	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	3,250
		Series - 2019 PJ2 (Class A4)
624,512	g,i	GS Mortgage-Backed Securities Corp Trust	3.500	07/25/50	637
		Series - 2020 PJ2 (Class A4)
2,839,186	i	HarborView Mortgage Loan Trust	0.772	08/19/45	2,784
		Series - 2005 11 (Class 2A1A)
6,000,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	6,522
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	2,723
		Series - 2016 10HY (Class B)
7,250,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	7,799
		Series - 2016 10HY (Class C)
2,750,000	g,i	Hudson Yards Mortgage Trust	2.943	12/10/41	2,708
		Series - 2019 55HY (Class E)
5,500,000	g,i	Hudson Yards Mortgage Trust	2.943	12/10/41	5,673
		Series - 2019 55HY (Class D)
464,126	i	Impac CMB Trust	0.808	03/25/35	461
		Series - 2004 11 (Class 2A1)
10,882,253	g	JP Morgan Chase Commercial Mortgage Securities Corp	4.717	02/15/46	10,913
		Series - 2011 C3 (Class A4)
10,975,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.360	02/15/46	9,818
		Series - 2011 C3 (Class C)
4,941,962	g	JP Morgan Chase Commercial Mortgage Securities Corp	4.388	07/15/46	4,978
		Series - 2011 C4 (Class A4)
15,000,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	4.801	07/15/46	15,107
		Series - 2011 C4 (Class B)
371

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.426%	07/15/46	$6,495
		Series - 2011 C4 (Class C)
2,800,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	2,924
		Series - 2013 C10 (Class AS)
1,430,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.914	01/15/49	1,629
		Series - 2015 JP1 (Class A5)
750,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	4.119	01/15/49	842
		Series - 2015 JP1 (Class AS)
7,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.713	08/15/49	7,406
		Series - 2016 JP2 (Class ASB)
4,500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.379	09/15/50	4,795
		Series - 2017 JP7 (Class A3)
150,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.078	01/15/46	160
		Series - 2013 C13 (Class AS)
4,489,470	g,i	JP Morgan Mortgage Trust	2.124	12/25/44	4,577
		Series - 2015 1 (Class B1)
733,904	g,i	JP Morgan Mortgage Trust	3.500	05/25/45	747
		Series - 2015 3 (Class A19)
5,742,622	g,i	JP Morgan Mortgage Trust	3.500	10/25/45	5,839
		Series - 2015 6 (Class A13)
69,568	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	70
		Series - 2016 1 (Class A5)
1,341,302	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	1,364
		Series - 2016 1 (Class A13)
171,688	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	172
		Series - 2017 1 (Class A3)
3,115,545	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	3,127
		Series - 2017 2 (Class A5)
3,335,201	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	3,406
		Series - 2017 2 (Class A13)
119,382	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	119
		Series - 2017 3 (Class 1A5)
1,932,846	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	1,977
		Series - 2018 3 (Class A13)
768,460	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	771
		Series - 2018 4 (Class A5)
651,871	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	676
		Series - 2018 4 (Class A13)
2,536,621	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	2,629
		Series - 2018 5 (Class A13)
1,196,355	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	1,229
		Series - 2018 8 (Class A13)
27,208	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	27
		Series - 2018 8 (Class A5)
3,390,184	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	3,481
		Series - 2018 9 (Class A13)
372

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,994,283	g,i	JP Morgan Mortgage Trust	4.000%	05/25/49	$2,057
		Series - 2019 1 (Class A3)
3,283,081	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	3,353
		Series - 2019 1 (Class A15)
1,540,716	g,i	JP Morgan Mortgage Trust	4.766	09/25/49	1,651
		Series - 2019 3 (Class B1)
6,035,871	g,i	JP Morgan Mortgage Trust	1.098	10/25/49	6,043
		Series - 2019 INV1 (Class A11)
7,579	g,i	JP Morgan Mortgage Trust	4.000	11/25/49	8
		Series - 2019 5 (Class A4)
7,020,111	g,i	JP Morgan Mortgage Trust	3.888	06/25/50	7,433
		Series - 2020 1 (Class B2)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.133	08/15/46	1,078
		Series - 2013 C14 (Class A4)
1,350,000		JPMBB Commercial Mortgage Securities Trust	3.775	08/15/47	1,481
		Series - 2014 C21 (Class A5)
5,000,000		JPMBB Commercial Mortgage Securities Trust	3.997	08/15/47	5,484
		Series - 2014 C21 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.472	09/15/47	2,149
		Series - 2014 C23 (Class B)
3,000,000		JPMBB Commercial Mortgage Securities Trust	3.898	02/15/48	3,187
		Series - 2015 C27 (Class B)
2,556,000		JPMBB Commercial Mortgage Securities Trust	3.611	05/15/48	2,850
		Series - 2015 C29 (Class A4)
2,500,000	i	JPMBB Commercial Mortgage Securities Trust	3.917	05/15/48	2,757
		Series - 2015 C29 (Class AS)
1,600,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	1,680
		Series - 2015 C29 (Class B)
3,500,000		JPMBB Commercial Mortgage Securities Trust	4.106	08/15/48	3,912
		Series - 2015 C31 (Class AS)
9,125,000	i	JPMBB Commercial Mortgage Securities Trust	4.619	08/15/48	10,063
		Series - 2015 C31 (Class B)
4,610,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	5,188
		Series - 2016 C1 (Class A5)
4,750,000		JPMCC Commercial Mortgage Securities Trust	3.457	03/15/50	5,333
		Series - 2017 JP5 (Class A4)
1,220,000		JPMCC Commercial Mortgage Securities Trust	3.549	03/15/50	1,338
		Series - 2017 JP5 (Class ASB)
3,000,000		JPMDB Commercial Mortgage Securities Trust	3.694	03/15/50	3,420
		Series - 2017 C5 (Class A5)
9,000,000		JPMDB Commercial Mortgage Securities Trust	2.536	05/13/53	9,594
		Series - 2020 COR7 (Class AS)
3,608,106	g	Ladder Capital Commercial Mortgage Securities	3.575	02/15/36	3,883
		Series - 2013 GCP (Class A1)
5,000,000	g	Ladder Capital Commercial Mortgage Securities	3.357	07/12/50	5,477
		Series - 2017 LC26 (Class ASB)
7,250,000	g	Liberty Street Trust	3.597	02/10/36	8,044
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust	3.188	08/15/34	4,148
		Series - 2017 330M (Class A)
1,500,000	g,i	Manhattan West	2.335	09/10/39	1,566
		Series - 2020 1MW (Class B)
3,000,000	g,i	Manhattan West	2.335	09/10/39	3,103
		Series - 2020 1MW (Class C)
373

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$886,674	i	Merrill Lynch Mortgage Investors Trust	2.278%	01/25/37	$847
		Series - 2006 WMC1 (Class A1B)
1,361,249		Morgan Stanley Bank of America Merrill Lynch Trust	2.469	02/15/46	1,385
		Series - 2013 C7 (Class AAB)
2,860,667	g	Morgan Stanley Bank of America Merrill Lynch Trust	3.989	12/15/46	3,005
		Series - 2014 C19 (Class LNC1)
942,559	g	Morgan Stanley Bank of America Merrill Lynch Trust	4.384	12/15/46	992
		Series - 2014 C19 (Class LNC2)
4,650,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.832	12/15/47	5,057
		Series - 2014 C19 (Class AS)
1,600,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.605	02/15/48	1,735
		Series - 2015 C20 (Class AS)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.338	03/15/48	2,725
		Series - 2015 C21 (Class A4)
5,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.652	03/15/48	6,003
		Series - 2015 C21 (Class AS)
2,925,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	3,179
		Series - 2015 C22 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.561	04/15/48	3,234
		Series - 2015 C22 (Class AS)
873,835	i	Morgan Stanley Capital I Trust	0.973	08/25/34	863
		Series - 2004 HE6 (Class M1)
3,548,000	g	Morgan Stanley Capital I Trust	4.193	09/15/47	3,458
		Series - 2011 C1 (Class F)
7,075,000	g,i	Morgan Stanley Capital I Trust	5.563	09/15/47	7,079
		Series - 2011 C1 (Class D)
2,795,000	i	Morgan Stanley Capital I Trust	3.779	05/15/48	3,125
		Series - 2015 MS1 (Class A4)
424,418	†,i	Morgan Stanley Capital I Trust	6.259	12/12/49	253
		Series - 2007 IQ16 (Class AJFX)
622,196	†,i	Morgan Stanley Capital I Trust	6.259	12/12/49	371
		Series - 2007 IQ16 (Class AJ)
6,000,000		Morgan Stanley Capital I Trust	3.304	06/15/50	6,512
		Series - 2017 H1 (Class ASB)
1,458,000		Morgan Stanley Capital I Trust	3.587	12/15/50	1,673
		Series - 2017 HR2 (Class A4)
5,250,000		Morgan Stanley Capital I Trust	4.177	07/15/51	6,262
		Series - 2018 H3 (Class A5)
3,000,000	g,i	MSDB Trust	3.316	07/11/39	3,250
		Series - 2017 712F (Class A)
1,200,000	g,i	Natixis Commercial Mortgage Securities Trust	3.790	11/15/32	1,236
		Series - 2018 285M (Class A)
4,000,000	g,i	Natixis Commercial Mortgage Securities Trust	3.790	11/15/32	4,056
		Series - 2018 285M (Class C)
374

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$15,010,000	g,i	Natixis Commercial Mortgage Securities Trust	1.659%	07/15/36	$14,954
		Series - 2019 MILE (Class A)
5,000,000	g,i	Natixis Commercial Mortgage Securities Trust	1.959	07/15/36	4,926
		Series - 2019 MILE (Class B)
5,000,000	g,i	Natixis Commercial Mortgage Securities Trust	2.909	07/15/36	4,839
		Series - 2019 MILE (Class D)
5,000,000	g	Natixis Commercial Mortgage Securities Trust	2.507	10/15/36	5,143
		Series - 2019 1776 (Class A)
2,000,000	g	Natixis Commercial Mortgage Securities Trust	2.966	12/15/38	2,095
		Series - 2020 2PAC (Class A)
432,953	g,i	New Residential Mortgage Loan Trust	3.750	05/28/52	460
		Series - 2015 1A (Class A3)
109,355	g,i	New Residential Mortgage Loan Trust	4.000	08/27/57	118
		Series - 2017 6A (Class A1)
721,209	i	New York Mortgage Trust	0.628	02/25/36	712
		Series - 2005 3 (Class A1)
1,798,093	g,i	OBX Trust	0.798	06/25/57	1,793
		Series - 2018 1 (Class A2)
1,435,076	g,i	OBX Trust	0.898	07/25/58	1,433
		Series - 2018 EXP2 (Class 2A1A)
373,038	g	Prima Capital CRE Securitization Ltd	2.550	08/24/49	371
		Series - 2015 4A (Class MR-A)
2,000,000	g	RBS Commercial Funding, Inc Trust	3.511	03/11/31	1,899
		Series - 2013 SMV (Class B)
1,758,843	g,i	Sequoia Mortgage Trust	3.500	05/25/45	1,800
		Series - 2015 2 (Class A1)
1,545,502	g,i	Sequoia Mortgage Trust	3.500	06/25/46	1,576
		Series - 2016 1 (Class A19)
814,198	g,i	Sequoia Mortgage Trust	3.500	11/25/46	822
		Series - 2016 3 (Class A10)
426,643	g,i	Sequoia Mortgage Trust	3.500	02/25/47	435
		Series - 2017 2 (Class A19)
2,414,042	g,i	Sequoia Mortgage Trust	3.500	02/25/47	2,430
		Series - 2017 2 (Class A4)
2,741,180	g,i	Sequoia Mortgage Trust	3.500	04/25/47	2,753
		Series - 2017 3 (Class A4)
137,125	g,i	Sequoia Mortgage Trust	3.500	04/25/47	140
		Series - 2017 3 (Class A19)
267,117	g,i	Sequoia Mortgage Trust	3.500	09/25/47	268
		Series - 2017 6 (Class A4)
2,279,813	g,i	Sequoia Mortgage Trust	3.747	09/25/47	2,426
		Series - 2017 6 (Class B1)
1,091,786	g,i	Sequoia Mortgage Trust	3.500	02/25/48	1,117
		Series - 2018 2 (Class A1)
205,997	g,i	Sequoia Mortgage Trust	3.500	02/25/48	210
		Series - 2018 2 (Class A19)
235,536	g,i	Sequoia Mortgage Trust	3.500	03/25/48	236
		Series - 2018 3 (Class A4)
4,491,646	g,i	Sequoia Mortgage Trust	3.500	03/25/48	4,596
		Series - 2018 3 (Class A1)
575,188	g,i	Sequoia Mortgage Trust	4.000	09/25/48	586
		Series - 2018 7 (Class A19)
726,770	g,i	Sequoia Mortgage Trust	4.000	11/25/48	737
		Series - 2018 8 (Class A19)
375

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,326,097	g,i	Sequoia Mortgage Trust	4.000%	06/25/49	$4,420
		Series - 2019 2 (Class A1)
1,361,117	g,i	Sequoia Mortgage Trust	4.000	06/25/49	1,383
		Series - 2019 2 (Class A19)
7,759,984	g,i	Sequoia Mortgage Trust	3.500	11/25/49	7,908
		Series - 2019 4 (Class A1)
4,972,321	g,i	Sequoia Mortgage Trust	3.500	12/25/49	5,068
		Series - 2019 5 (Class A19)
8,611,354	g,i	Sequoia Mortgage Trust	3.500	12/25/49	8,777
		Series - 2019 5 (Class A1)
14,018,181	g,i	Sequoia Mortgage Trust	3.000	04/25/50	14,295
		Series - 2020 3 (Class A19)
720,952	g,i	Shellpoint Co-Originator Trust	3.500	11/25/46	725
		Series - 2016 1 (Class 1A10)
1,378,898	g,i	Shellpoint Co-Originator Trust	3.500	04/25/47	1,408
		Series - 2017 1 (Class A19)
256,067	i	Structured Agency Credit Risk Debt Note (STACR)	4.298	01/25/25	259
		Series - 2015 DN1 (Class M3)
4,461,807	i	STACR	4.798	10/25/28	4,642
		Series - 2016 DNA2 (Class M3)
13,246,990	i	STACR	3.398	07/25/29	13,561
		Series - 2017 DNA1 (Class M2)
1,624,451	i	STACR	1.348	10/25/29	1,624
		Series - 2017 DNA2 (Class M1)
943,001	i	STACR	1.948	07/25/30	935
		Series - 2018 DNA1 (Class M2)
2,324,971	g,i	STACR	4.481	11/25/48	2,325
		Series - 2018 SPI4 (Class M2)
2,939,267	g,i	STACR	2.098	10/25/49	2,935
		Series - 2019 DNA4 (Class M2)
2,945,536	g,i	STACR	2.198	11/25/49	2,937
		Series - 2019 HQA4 (Class M2)
1,531,000	g,i	STACR	1.848	12/25/49	1,519
		Series - 2020 DNA1 (Class M2)
3,400,000	g,i	STACR	1.998	02/25/50	3,379
		Series - 2020 DNA2 (Class M2)
7,181,169	g,i	STACR	3.248	03/25/50	7,231
		Series - 2020 HQA2 (Class M2)
708,381	g,i	STACR	1.248	07/27/50	709
		Series - 2020 HQA2 (Class M1)
1,275,000	g	Tricon American Homes	2.049	07/17/38	1,309
		Series - 2020 SFR1 (Class B)
12,548,000		UBS Commercial Mortgage Trust	3.256	06/15/50	13,606
		Series - 2017 C1 (Class ASB)
2,000,000		UBS Commercial Mortgage Trust	3.366	10/15/50	2,190
		Series - 2017 C4 (Class ASB)
4,000,000		UBS-Barclays Commercial Mortgage Trust	2.850	12/10/45	4,146
		Series - 2012 C4 (Class A5)
3,635,953	g	VERUS A3 (Step Bond)	1.733	05/25/65	3,641
		Series - 2020 5 (Class A3)
4,000,000	g,i	Verus Securitization Trust	3.781	05/25/59	4,008
		Series - 2019 2 (Class M1)
2,150,000	g,i	Verus Securitization Trust	3.139	07/25/59	2,184
		Series - 2019 3 (Class M1)
376

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,231,078	g	VSE VOI Mortgage LLC	2.540%	07/20/33	$1,238
		Series - 2016 A (Class A)
943,904	g	VSE VOI Mortgage LLC	2.740	07/20/33	938
		Series - 2016 A (Class B)
3,578,922	g	VSE VOI Mortgage LLC	2.330	03/20/35	3,654
		Series - 2017 A (Class A)
8,200,000		Wells Fargo Commercial Mortgage Trust	3.539	10/15/45	8,513
		Series - 2012 LC5 (Class AS)
1,740,030		Wells Fargo Commercial Mortgage Trust	3.405	12/15/47	1,909
		Series - 2014 LC18 (Class A5)
990,000		Wells Fargo Commercial Mortgage Trust	3.406	05/15/48	1,067
		Series - 2015 NXS1 (Class AS)
2,000,000	i	Wells Fargo Commercial Mortgage Trust	3.658	05/15/48	2,089
		Series - 2015 NXS1 (Class B)
2,566,000		Wells Fargo Commercial Mortgage Trust	3.637	06/15/48	2,865
		Series - 2015 C29 (Class A4)
10,000,000		Wells Fargo Commercial Mortgage Trust	2.788	07/15/48	10,552
		Series - 2016 C35 (Class ASB)
168,087		Wells Fargo Commercial Mortgage Trust	1.321	08/15/49	168
		Series - 2016 BNK1 (Class A1)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.514	08/15/49	15,727
		Series - 2016 BNK1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	15,879
		Series - 2016 LC24 (Class ASB)
9,676,749		Wells Fargo Commercial Mortgage Trust	2.749	03/15/50	9,832
		Series - 2017 RB1 (Class A2)
7,500,000		Wells Fargo Commercial Mortgage Trust	3.446	03/15/50	8,219
		Series - 2017 RB1 (Class ASB)
872,111		Wells Fargo Commercial Mortgage Trust	3.635	03/15/50	997
		Series - 2017 RB1 (Class A5)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.757	03/15/50	2,245
		Series - 2017 RB1 (Class AS)
1,825,000		Wells Fargo Commercial Mortgage Trust	3.184	04/15/50	1,996
		Series - 2015 LC20 (Class A5)
15,000,000		Wells Fargo Commercial Mortgage Trust	3.261	07/15/50	16,308
		Series - 2017 C38 (Class ASB)
7,000,000		Wells Fargo Commercial Mortgage Trust	3.453	07/15/50	7,941
		Series - 2017 C38 (Class A5)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.212	09/15/50	10,910
		Series - 2017 C39 (Class ASB)
4,710,000		Wells Fargo Commercial Mortgage Trust	4.302	01/15/52	5,631
		Series - 2018 C48 (Class A5)
7,000,000	i	Wells Fargo Commercial Mortgage Trust	3.767	07/15/58	7,824
		Series - 2015 NXS2 (Class A5)
1,000,000	i	Wells Fargo Commercial Mortgage Trust	4.293	07/15/58	1,081
		Series - 2015 NXS2 (Class B)
3,800,000		Wells Fargo Commercial Mortgage Trust	3.560	01/15/59	4,219
		Series - 2016 C32 (Class A4)
6,000,000		Wells Fargo Commercial Mortgage Trust	3.749	03/15/59	6,632
		Series - 2016 C33 (Class AS)
650,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	691
		Series - 2016 C36 (Class ASB)
1,810,796	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	1,839
		Series - 2019 2 (Class A17)
377

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$10,391,321	g,i	Wells Fargo Mortgage Backed Securities Trust	3.500%	09/25/49	$10,721
		Series - 2019 4 (Class A1)
30,000,000	g,i	WFRBS Commercial Mortgage Trust	4.902	06/15/44	30,171
		Series - 2011 C4 (Class A4)
1,770,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	1,858
		Series - 2013 C13 (Class AS)
4,075,308	i	WFRBS Commercial Mortgage Trust	4.079	03/15/46	4,419
		Series - 2013 UBS1 (Class A4)
1,050,000	i	WFRBS Commercial Mortgage Trust	4.162	12/15/46	1,150
		Series - 2013 C18 (Class A5)
2,185,281		WFRBS Commercial Mortgage Trust	3.995	05/15/47	2,394
		Series - 2014 C20 (Class A5)
3,865,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	4,227
		Series - 2014 C24 (Class A5)
8,000,000		WFRBS Commercial Mortgage Trust	3.560	03/15/48	8,374
		Series - 2013 C12 (Class AS)
		TOTAL OTHER MORTGAGE BACKED			1,291,591

		TOTAL STRUCTURED ASSETS			2,410,908
		(Cost $2,357,188)

		TOTAL BONDS			14,397,662
		(Cost $13,486,588)

SHARES		COMPANY
COMMON STOCKS - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
52,000	*	Oi S.A. (ADR)			106
		TOTAL TELECOMMUNICATION SERVICES			106

		TOTAL COMMON STOCKS			106
		(Cost $462)

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
178,800	*	Bank of America Corp			4,747
470,597	*	Federal Home Loan Mortgage Corp			4,123
1,527,061	*	Federal National Mortgage Association			13,102
		TOTAL BANKS			21,972

		TOTAL PREFERRED STOCKS			21,972
		(Cost $54,412)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 11.4%

GOVERNMENT AGENCY DEBT - 5.6%
$25,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.070%	01/11/21	25,000
378

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$37,500,000		FAMC	0.075%	01/21/21	$37,499
	10,007,000		FAMC	0.125	01/28/21	10,006
	3,093,000		Federal Farm Credit Bank (FFCB)	0.070	01/20/21	3,093
	10,000,000		FFCB	0.105	01/29/21	9,999
	15,000,000		FFCB	0.100	07/26/21	14,991
	41,460,000		Federal Home Loan Bank (FHLB)	0.070	01/08/21	41,460
	13,096,000		FHLB	0.080	01/15/21	13,096
	32,836,000		FHLB	0.070-0.100	01/20/21	32,835
	44,350,000		FHLB	0.095	01/21/21	44,349
	25,000,000		FHLB	0.095	01/25/21	24,999
	20,000,000		FHLB	0.100	01/29/21	19,999
	5,003,000		FHLB	0.075	02/03/21	5,003
	41,648,000		FHLB	0.075	02/09/21	41,645
	59,500,000		FHLB	0.080-0.092	02/10/21	59,495
	40,000,000		FHLB	0.080	02/11/21	39,996
	20,000,000		FHLB	0.086	02/19/21	19,998
	25,000,000		FHLB	0.085	02/22/21	24,997
	91,550,000		FHLB	0.085-0.088	02/24/21	91,540
	5,000,000		FHLB	0.170	03/08/21	4,999
	30,000,000		FHLB	0.075-0.090	03/10/21	29,995
	29,790,000		FHLB	0.110-0.115	03/12/21	29,785
	34,270,000		FHLB	0.085-0.120	03/17/21	34,264
	42,184,000		FHLB	0.085-0.110	03/19/21	42,176
	50,029,000		FHLB	0.080-0.089	03/24/21	50,019
	25,000,000		FHLB	0.100	05/12/21	24,991
	40,766,000		FHLB	0.085-0.090	05/19/21	40,751
	14,407,000		FHLB	0.100	06/16/21	14,400
	4,792,000		Federal Home Loan Mortgage Corp (FHLMC)	0.095	02/01/21	4,792
			TOTAL GOVERNMENT AGENCY DEBT			836,172

REPURCHASE AGREEMENT - 0.2%
	27,490,000	r	Fixed Income Clearing Corp (FICC)	0.050	01/04/21	27,490
			TOTAL REPURCHASE AGREEMENT			27,490

TREASURY DEBT - 5.6%
EGP	26,500,000		Egypt Treasury Bill	0.000	01/05/21	1,684
	46,900,000		Egypt Treasury Bill	0.000	02/16/21	2,941
UAH	16,000,000		Ukraine Treasury Bill	0.000	10/27/21	521
	$53,955,000		United States Cash Management Bill	0.096-0.110	01/05/21	53,955
	19,100,000		United States Cash Management Bill	0.090	01/12/21	19,100
	12,175,000		United States Cash Management Bill	0.070	02/16/21	12,174
	60,000,000		United States Cash Management Bill	0.093-0.096	02/23/21	59,995
	72,160,000		United States Cash Management Bill	0.075-0.098	03/02/21	72,151
	28,760,000		United States Cash Management Bill	0.082-0.086	04/20/21	28,753
	22,692,000		United States Treasury Bill	0.075	01/07/21	22,692
	56,680,000		United States Treasury Bill	0.075-0.098	01/14/21	56,679
	43,250,000		United States Treasury Bill	0.082-0.094	01/21/21	43,249
	25,000,000		United States Treasury Bill	0.080	01/28/21	24,999
	27,085,000		United States Treasury Bill	0.093-0.111	02/04/21	27,084
	79,715,000		United States Treasury Bill	0.090-0.110	02/11/21	79,710
	50,000,000		United States Treasury Bill	0.077	03/18/21	49,993
	135,500,000		United States Treasury Bill	0.085-0.106	03/25/21	135,477
	50,000,000		United States Treasury Bill	0.098	04/22/21	49,988
	30,000,000		United States Treasury Bill	0.098	04/29/21	29,992
379

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$50,000,000	United States Treasury Bill	0.092%	06/03/21	$49,983
25,000,000	United States Treasury Bill	0.083	07/01/21	24,990
	TOTAL TREASURY DEBT			846,110

	TOTAL SHORT-TERM INVESTMENTS			1,709,772
	(Cost $1,709,692)
	TOTAL INVESTMENTS - 108.2%			16,247,551
	(Cost $15,369,740)
	OTHER ASSETS & LIABILITIES, NET - (8.2)%			(1,222,362)
	NET ASSETS - 100.0%			$15,025,189

Abbreviation(s):
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
UAH	Ukrainian Hryvnia
UGX	Ugandan shilling
UYU	Uruguayan Peso
W	Week
ZAR	South African Rand

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
380

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/20, the aggregate value of these securities is $2,723,508,448 or 18.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o	Payment in Kind Bond
q	In default
r	Agreement with Fixed Income Clearing Corporation, 0.050% dated 12/31/20 to be repurchased at $27,490,000 on 01/04/21, collateralized by U.S. Treasury Notes valued at $28,039,805.

Cost amounts are in thousands.

Forward foreign currency contracts outstanding as of December 31, 2020 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$109	EUR	91	Australia and New Zealand Banking Group	02/26/21	$(3)
	$2,941	NZD	4,208	Australia and New Zealand Banking Group	02/26/21	(88)
	$990	THB	30,050	Australia and New Zealand Banking Group	01/29/21	(13)
Total						$(104)
	$17,215	CNY	113,874	Citibank N.A.	01/29/21	$(227)
	$1,015	PLN	3,803	Citibank N.A.	01/29/21	(3)
Total						$(230)
	$6,960	CAD	9,049	Morgan Stanley	02/26/21	$(150)
	$1,504	ILS	4,995	Morgan Stanley	01/29/21	(51)
	$38,540	JPY	4,017,062	Morgan Stanley	02/26/21	(388)
EUR	398		$485	Morgan Stanley	02/26/21	2
	$449	ZAR	6,919	Morgan Stanley	01/29/21	(19)
Total						$(606)
	$4,734	AUD	6,447	Toronto Dominion Bank	02/26/21	$(239)
	$91,998	EUR	77,069	Toronto Dominion Bank	02/26/21	(2,274)
	$19,990	GBP	14,947	Toronto Dominion Bank	02/26/21	(458)
	$106	GBP	79	Toronto Dominion Bank	02/26/21	(3)
	$6,255	KRW	6,983,099	Toronto Dominion Bank	01/29/21	(163)
	$3,934	NOK	34,867	Toronto Dominion Bank	02/26/21	(132)
	$760	SEK	6,471	Toronto Dominion Bank	02/26/21	(27)
Total						$(3,296)
Total						$(4,236)

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand

381

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Centrally cleared credit default swap contracts outstanding as of December 31, 2020 were as follows (notional amounts and values are in thousands):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Frequency of payments	Notional amount*	Value	Upfront premiums paid (received)	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS35V1-5 Year Index	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	12/20/25	Quarterly	$48,500	$(4,591)	$(1,853)	$(69)	$(2,738)

* The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

382

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2020

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
GOVERNMENT BONDS - 99.1%

AGENCY SECURITIES - 0.8%
$3,931,358		Crowley Conro LLC	4.181%	08/15/43	$4,703
10,000,000		Federal Home Loan Bank (FHLB)	0.375	09/04/25	9,994
16,160,000		Montefiore Medical Center	2.895	04/20/32	17,912
3,000,000		Private Export Funding Corp (PEFCO)	3.250	06/15/25	3,353
3,618,421		Reliance Industries Ltd	2.444	01/15/26	3,785
15,000,000		Ukraine Government AID International Bonds	1.471	09/29/21	15,135
5,000,000		United States International Development Finance Corp	1.490	08/15/31	5,153
		TOTAL AGENCY SECURITIES			60,035

MORTGAGE BACKED - 2.8%
21,718,507		Government National Mortgage Association (GNMA)	3.600	09/15/31	23,997
10,770,639		GNMA	3.650	02/15/32	11,876
2,368,602		GNMA	3.380	07/15/35	2,576
3,061,467		GNMA	3.870	10/15/36	3,377
40,081,659		GNMA	1.730	07/15/37	41,137
58,819,001		GNMA	4.250	09/15/38	64,201
25,209,050		GNMA	1.650	07/15/42	25,439
27,004,909		GNMA	2.750	01/15/45	29,383
		TOTAL MORTGAGE BACKED			201,986

U.S. TREASURY SECURITIES - 95.5%
40,399,461	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	40,409
271,480,831	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	276,323
283,194,860	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	289,117
330,628,680	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	340,829
337,292,930	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	350,343
237,959,560	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	250,532
239,999,760	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	254,206
155,396,038	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	166,756
210,613,680	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	225,725
140,914,385	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	150,855
175,068,525	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/24	187,678
179,194,050	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	193,327
272,489,046	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	318,352
163,307,340	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/25	175,652
189,954,000	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	208,589
140,492,800	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/25	152,733
161,088,480	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	179,768
217,547,476	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	258,604
149,908,020	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	164,816
226,904,265	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	253,135
124,211,516	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	154,381
122,943,975	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	138,277
216,929,910	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	245,893
214,277,684	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	262,749
114,343,148	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	157,158
132,776,960	k	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	154,370
383

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$194,900,580	k	United States Treasury Inflation Indexed Bonds	0.875%	01/15/29	$228,965
142,986,762	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	187,764
206,050,852	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	296,790
190,356,650	k	United States Treasury Inflation Indexed Bonds	0.250	07/15/29	215,402
156,867,750	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/30	174,924
109,173,775	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/30	122,410
52,077,080	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	79,297
24,094,200	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	37,286
12,500,000		United States Treasury Note	0.375	11/30/25	12,515
		TOTAL U.S. TREASURY SECURITIES			6,905,930

		TOTAL GOVERNMENT BONDS			7,167,951
		(Cost $6,489,383)

SHORT-TERM INVESTMENTS - 0.5%

GOVERNMENT AGENCY DEBT - 0.4%
7,862,000		Federal Home Loan Bank (FHLB)	0.085	01/14/21	7,862
15,000,000		FHLB	0.075	01/27/21	14,999
5,000,000		FHLB	0.080	02/03/21	5,000
		TOTAL GOVERNMENT AGENCY DEBT			27,861

REPURCHASE AGREEMENT - 0.1%
3,825,000	r	Fixed Income Clearing Corp (FICC)	0.050	01/04/21	3,825
		TOTAL REPURCHASE AGREEMENT			3,825

TREASURY DEBT - 0.0%
4,705,000		United States Cash Management Bill	0.082	02/09/21	4,705
		TOTAL TREASURY DEBT			4,705

		TOTAL SHORT-TERM INVESTMENTS			36,391
		(Cost $36,390)
		TOTAL INVESTMENTS - 99.6%			7,204,342
		(Cost $6,525,773)
		OTHER ASSETS & LIABILITIES, NET - 0.4%			27,171
		NET ASSETS - 100.0%			$7,231,513

k		Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r		Agreement with Fixed Income Clearing Corporation, 0.050% dated 12/31/20 to be repurchased at $3,825,000 on 1/4/21, collateralized by U.S. Treasury Notes valued at $3,901,591.

		Cost amounts are in thousands.

384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.0%

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
$3,650,972	i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.000%	07/05/23	$3,642
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				3,642

TRANSPORTATION - 0.0%
2,320,838	i	Delta Air Lines, Inc	LIBOR 3 M + 4.750%	5.750	05/01/23	2,354
		TOTAL TRANSPORTATION				2,354

		TOTAL BANK LOAN OBLIGATIONS				5,996
		(Cost $5,902)

BONDS - 39.4%

CORPORATE BONDS - 15.9%

AUTOMOBILES & COMPONENTS - 0.1%
5,400,000	e	BorgWarner, Inc		2.650	07/01/27	5,804
2,125,000	g	Harley-Davidson Financial Services, Inc		2.850	01/15/21	2,127
8,000,000	g	Harley-Davidson Financial Services, Inc		4.050	02/04/22	8,279
		TOTAL AUTOMOBILES & COMPONENTS				16,210

BANKS - 2.5%
13,750,000		Bank of America Corp		0.981	09/25/25	13,897
14,025,000		Bank of America Corp		2.456	10/22/25	14,948
7,449,000	g	BNP Paribas S.A.		2.219	06/09/26	7,795
4,350,000	g	BNP Paribas S.A.		1.904	09/30/28	4,440
10,500,000	g	BNP Paribas S.A.		2.588	08/12/35	10,728
10,000,000		Citigroup, Inc		1.678	05/15/24	10,300
29,125,000		Citigroup, Inc		0.776	10/30/24	29,312
10,250,000		Citizens Bank NA		2.250	04/28/25	10,874
3,800,000		Citizens Bank NA		3.750	02/18/26	4,317
9,075,000		Citizens Financial Group, Inc		3.250	04/30/30	10,246
26,161,000		Cooperatieve Rabobank UA		3.750	07/21/26	29,559
14,850,000	g	Credit Agricole S.A.		1.907	06/16/26	15,399
16,025,000	g	ING Groep NV		1.400	07/01/26	16,291
6,200,000	g	Intesa Sanpaolo S.p.A		6.500	02/24/21	6,249
2,714,000	g	Intesa Sanpaolo S.p.A		3.375	01/12/23	2,842
1,825,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	1,996
9,750,000	g	Intesa Sanpaolo S.p.A		3.250	09/23/24	10,416
6,775,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	7,753
7,200,000	g	Intesa Sanpaolo S.p.A		4.000	09/23/29	8,113
5,525,000	g	Intesa Sanpaolo S.p.A		4.700	09/23/49	6,925
2,375,000		KeyCorp		2.550	10/01/29	2,571
9,570,000	g	Kookmin Bank		2.500	11/04/30	9,750
4,000,000		Lloyds Banking Group plc		4.500	11/04/24	4,474
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$9,494,000		Lloyds Banking Group plc		3.870%	07/09/25	$10,470
285,000		Manufacturers & Traders Trust Co		2.900	02/06/25	310
3,425,000		Manufacturers & Traders Trust Co		3.400	08/17/27	3,871
10,000,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	10,551
5,925,000	i	Mizuho Financial Group, Inc	LIBOR 3 M + 0.630%	0.837	03/01/28	5,935
11,125,000	g	National Australia Bank Ltd		2.332	08/21/30	11,304
9,250,000		National Bank of Canada		0.550	11/15/24	9,275
10,250,000		People’s United Bank NA		4.000	07/15/24	11,053
18,057,000		People’s United Financial, Inc		3.650	12/06/22	18,917
2,790,000		Royal Bank of Scotland Group plc		2.359	05/22/24	2,903
10,200,000	g	Standard Chartered plc		1.319	10/14/23	10,303
27,620,000	g,i	Standard Chartered plc	SOFR + 1.250%	1.335	10/14/23	27,801
7,275,000		Sumitomo Mitsui Financial Group, Inc		1.474	07/08/25	7,449
17,785,000		SVB Financial Group		3.500	01/29/25	19,381
4,350,000		SVB Financial Group		3.125	06/05/30	4,895
9,000,000	i	Toronto-Dominion Bank	SOFR + 0.450%	0.540	09/28/23	9,025
7,000,000		Truist Financial Corp		3.875	03/19/29	8,169
15,000,000	g	UniCredit S.p.A		2.569	09/22/26	15,307
2,000,000	g	USAA Capital Corp		2.125	05/01/30	2,102
		TOTAL BANKS				428,216

CAPITAL GOODS - 0.5%
7,564,000		3M Co		2.000	02/14/25	8,017
10,450,000		Carrier Global Corp		2.700	02/15/31	11,221
6,250,000		CNH Industrial Capital LLC		3.875	10/15/21	6,397
4,800,000		CNH Industrial Capital LLC		4.200	01/15/24	5,264
3,175,000		Ingersoll-Rand Luxembourg Finance S.A.		3.500	03/21/26	3,580
8,975,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	10,501
4,150,000		Johnson Controls International plc		1.750	09/15/30	4,234
5,000,000		Otis Worldwide Corp		3.112	02/15/40	5,433
4,975,000		Parker-Hannifin Corp		4.200	11/21/34	6,144
2,465,000	g	Siemens Fin NV		3.400	03/16/27	2,780
7,000,000	g	Siemens Financieringsmaatschappij NV		2.350	10/15/26	7,554
9,875,000		Xylem, Inc		1.950	01/30/28	10,408
3,575,000		Xylem, Inc		2.250	01/30/31	3,763
		TOTAL CAPITAL GOODS				85,296

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
9,225,000		Republic Services, Inc		1.750	02/15/32	9,241
18,210,000		Rockefeller Foundation		2.492	10/01/50	18,930
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				28,171

CONSUMER SERVICES - 0.6%
3,125,000		Conservation Fund		3.474	12/15/29	3,381
10,000,000		Henry J Kaiser Family Foundation		3.356	12/01/25	10,532
5,145,000		Low Income Investment Fund		3.711	07/01/29	5,595
3,440,000		Nature Conservancy		1.294	02/01/24	3,438
17,500,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	18,354
4,060,000		Salvation Army		5.637	09/01/26	4,963
20,000,000		Salvation Army		4.528	09/01/48	22,521
12,300,000		Starbucks Corp		2.450	06/15/26	13,278
9,500,000		Starbucks Corp		4.450	08/15/49	12,510
11,440,000		Wisconsin Alumni Research Foundation		3.564	10/01/49	12,405

386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$11,065,000		YMCA of Greater New York	5.151%	08/01/48	$12,212
		TOTAL CONSUMER SERVICES			119,189

DIVERSIFIED FINANCIALS - 1.5%
8,680,000		AXA Equitable Holdings, Inc	5.000	04/20/48	11,415
3,300,000		Bank of New York Mellon Corp	4.700	N/A‡	3,639
21,375,000	g	BPCE S.A.	1.652	10/06/26	21,869
11,500,000		Century Housing Corp	3.995	11/01/21	11,593
8,725,000		Charles Schwab Corp	4.000	N/A‡	9,183
9,220,000		Community Preservation Corp	2.867	02/01/30	9,636
4,750,000		Enterprise Community Loan Fund, Inc	4.152	11/01/28	5,026
10,115,000	e	Equitable Holdings, Inc	4.950	N/A‡	10,760
15,000,000		Ford Foundation	2.815	06/01/70	16,018
2,300,000		Legg Mason, Inc	3.950	07/15/24	2,549
14,950,000		Morgan Stanley	0.985	12/10/26	15,057
10,000,000	g	NongHyup Bank	1.250	07/20/25	10,200
680,000		Reinvestment Fund, Inc	3.377	02/15/22	687
1,378,000		Reinvestment Fund, Inc	3.166	11/01/23	1,400
3,000,000		Reinvestment Fund, Inc	3.600	02/15/24	3,089
10,250,000		Reinvestment Fund, Inc	3.366	11/01/24	10,534
2,570,000		Reinvestment Fund, Inc	3.513	11/01/25	2,661
15,240,000		Reinvestment Fund, Inc	3.880	02/15/27	15,952
10,435,000		Reinvestment Fund, Inc	3.930	02/15/28	10,993
20,300,000	g	Societe Generale S.A.	1.488	12/14/26	20,461
4,475,000	g	Starwood Property Trust, Inc	5.500	11/01/23	4,676
12,500,000		State Street Corp	2.354	11/01/25	13,339
5,300,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	6,166
10,000,000		Toyota Motor Credit Corp	2.150	02/13/30	10,737
4,825,000	g	UBS Group AG	1.008	07/30/24	4,871
14,700,000	g	UBS Group AG	1.364	01/30/27	14,861
11,075,000	e	Unilever Capital Corp	2.000	07/28/26	11,808
5,523,000		Unilever Capital Corp	2.125	09/06/29	5,913
6,125,000		Unilever Capital Corp	1.375	09/14/30	6,149
3,450,000	g	WLB Asset II B Pte Ltd	3.950	12/10/24	3,431
1,925,000	g	WLB Asset II Pte Ltd	4.000	01/14/24	1,963
		TOTAL DIVERSIFIED FINANCIALS			276,636

ENERGY - 1.0%
6,899,000	g	Aker BP ASA	4.750	06/15/24	7,137
10,500,000	g	Aker BP ASA	2.875	01/15/26	10,713
10,000,000	g	Aker BP ASA	4.000	01/15/31	10,827
6,075,000		Chevron Corp	1.995	05/11/27	6,440
5,500,000		Chevron Corp	2.236	05/11/30	5,883
6,479,363	g	Continental Wind LLC	6.000	02/28/33	7,529
9,625,000		Enbridge, Inc	2.500	01/15/25	10,304
5,830,000		Enbridge, Inc	5.750	07/15/80	6,560
4,450,000		EOG Resources, Inc	5.100	01/15/36	5,537
4,500,000		Equinor ASA	2.650	01/15/24	4,778
8,125,000		Equinor ASA	2.375	05/22/30	8,692
5,932,000		Equinor ASA	3.950	05/15/43	7,236
8,100,000		Equinor ASA	3.250	11/18/49	8,985
3,875,000		ONEOK, Inc	4.000	07/13/27	4,319
12,175,000	e	ONEOK, Inc	6.350	01/15/31	15,602
6,200,000		ONEOK, Inc	4.950	07/13/47	6,917
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$18,000,000	g	TerraForm Power Operating LLC		5.000%	01/31/28	$20,226
12,850,000		Total Capital International S.A.		2.986	06/29/41	14,033
6,316,000		Total Capital International S.A.		3.127	05/29/50	6,832
10,750,000	i	Valero Energy Corp	LIBOR 3 M + 1.150%	1.367	09/15/23	10,777
		TOTAL ENERGY				179,327

FOOD, BEVERAGE & TOBACCO - 0.2%
9,200,000		Coca-Cola Co		1.750	09/06/24	9,636
6,375,000		Coca-Cola Co		2.600	06/01/50	6,713
10,000,000	e,g	NBM US Holdings, Inc		6.625	08/06/29	11,475
5,650,000	g	Nutrition & Biosciences, Inc		1.832	10/15/27	5,821
6,350,000	g	Nutrition & Biosciences, Inc		3.268	11/15/40	6,814
4,500,000		PepsiCo, Inc		2.875	10/15/49	5,031
		TOTAL FOOD, BEVERAGE & TOBACCO				45,490

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
16,350,000		Becton Dickinson & Co		2.823	05/20/30	17,960
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				17,960

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
7,125,000		Kimberly-Clark Corp		2.875	02/07/50	8,012
5,300,000		Procter & Gamble Co		3.000	03/25/30	6,109
12,975,000		Procter & Gamble Co		1.200	10/29/30	12,984
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				27,105

INSURANCE - 1.1%
6,850,000	g	AIA Group Ltd		3.600	04/09/29	7,704
11,450,000	g	AIA Group Ltd		3.375	04/07/30	12,827
2,400,000		Chubb INA Holdings, Inc		1.375	09/15/30	2,394
3,750,000		CNA Financial Corp		2.050	08/15/30	3,821
11,400,000	g	Empower Finance 2020 LP		1.357	09/17/27	11,481
4,000,000	g	Empower Finance 2020 LP		1.776	03/17/31	4,100
15,500,000	g	Equitable Financial Life Global Funding		1.400	08/27/27	15,589
15,675,000	g	Five Corners Funding Trust II		2.850	05/15/30	17,331
4,700,000	g	Great-West Lifeco US Finance 2020 LP		0.904	08/12/25	4,720
20,000,000		Principal Financial Group, Inc		2.125	06/15/30	20,883
8,425,000	g	Protective Life Global Funding		1.082	06/09/23	8,570
16,504,000		Prudential Financial, Inc		1.500	03/10/26	17,120
15,000,000		Prudential Financial, Inc		5.200	03/15/44	15,932
4,265,000		Prudential Financial, Inc		3.700	10/01/50	4,511
6,100,000		Reinsurance Group of America, Inc		3.150	06/15/30	6,696
18,222,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	18,732
14,024,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	17,637
		TOTAL INSURANCE				190,048

MATERIALS - 0.9%
7,250,000	g	Celulosa Arauco y Constitucion S.A.		4.200	01/29/30	8,193
10,000,000	g	Celulosa Arauco y Constitucion S.A.		5.150	01/29/50	11,540
4,800,000		Commercial Metals Co		5.750	04/15/26	4,956
14,000,000		Ecolab, Inc		1.300	01/30/31	13,858
10,500,000		Fibria Overseas Finance Ltd		5.500	01/17/27	11,957
5,000,000		International Paper Co		6.000	11/15/41	7,314
4,600,000		International Paper Co		4.800	06/15/44	6,181
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$17,000,000	e,g	Inversiones CMPC S.A.		4.375%	04/04/27	$19,316
	10,000,000	g	Klabin Austria GmbH		7.000	04/03/49	12,788
	8,125,000	g	Klabin Finance S.A.		4.875	09/19/27	9,059
EUR	2,500,000	g	LG Chem Ltd		0.500	04/15/23	3,085
	$3,250,000	g	LG Chem Ltd		3.625	04/15/29	3,666
	10,000,000	i	LYB International Finance III LLC	LIBOR 3 M + 1.000%	1.238	10/01/23	10,017
	5,925,000		LYB International Finance III LLC		3.375	10/01/40	6,322
	5,000,000		Newmont Corp		2.250	10/01/30	5,259
	5,250,000		Newmont Goldcorp Corp		3.625	06/09/21	5,297
	12,736,000		Teck Resources Ltd		3.900	07/15/30	14,177
			TOTAL MATERIALS				152,985

MEDIA & ENTERTAINMENT - 0.2%
	10,000,000		Alphabet, Inc		1.100	08/15/30	9,852
	2,900,000		Bush Foundation		2.754	10/01/50	3,068
	4,411,000	g	Discovery Communications LLC		4.000	09/15/55	4,928
	2,685,000	g	Liberty Utilities Finance GP		2.050	09/15/30	2,697
	2,320,000		Smithsonian Institution		2.645	09/01/39	2,420
			TOTAL MEDIA & ENTERTAINMENT				22,965

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
	8,325,000		AbbVie, Inc		3.800	03/15/25	9,286
	4,800,000		Bristol-Myers Squibb Co		2.350	11/13/40	4,932
	7,700,000		Bristol-Myers Squibb Co		2.550	11/13/50	7,861
	6,275,000		Gilead Sciences, Inc		1.200	10/01/27	6,315
	5,625,000		Gilead Sciences, Inc		2.600	10/01/40	5,671
	15,400,000		Gilead Sciences, Inc		2.800	10/01/50	15,257
	8,650,000		GlaxoSmithKline Capital, Inc		3.625	05/15/25	9,718
	18,450,000		Merck & Co, Inc		0.750	02/24/26	18,654
	9,075,000		Merck & Co, Inc		1.450	06/24/30	9,167
	10,600,000		Merck & Co, Inc		2.350	06/24/40	10,952
	13,700,000		Merck & Co, Inc		2.450	06/24/50	14,155
	20,175,000		Takeda Pharmaceutical Co Ltd		2.050	03/31/30	20,631
	12,125,000		Takeda Pharmaceutical Co Ltd		3.175	07/09/50	12,899
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				145,498

REAL ESTATE - 0.8%
	13,400,000		American Tower Corp		1.500	01/31/28	13,478
	7,250,000		Boston Properties LP		3.250	01/30/31	7,989
	1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	2,057
	4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,594
	9,095,000		Brixmor Operating Partnership LP		3.900	03/15/27	10,120
	2,350,000		Equinix, Inc		1.800	07/15/27	2,418
	3,500,000		Federal Realty Investment Trust		2.750	06/01/23	3,654
	6,900,000		Federal Realty Investment Trust		1.250	02/15/26	7,025
	6,425,000	g	HAT Holdings I LLC		5.250	07/15/24	6,682
	1,975,000	g	HAT Holdings I LLC		6.000	04/15/25	2,113
	10,000,000	g	HAT Holdings I LLC		3.750	09/15/30	10,375
	3,500,000		Host Hotels & Resorts LP		3.500	09/15/30	3,686
	11,075,000		Kilroy Realty LP		3.450	12/15/24	12,006
	14,360,000		Kilroy Realty LP		2.500	11/15/32	14,549
	3,940,000		Life Storage LP		2.200	10/15/30	4,019
	16,822,000		Regency Centers LP		3.750	06/15/24	17,960
	10,155,000	g	Scentre Group Trust 2		5.125	09/24/80	10,704
			TOTAL REAL ESTATE				133,429
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
RETAILING - 0.1%
$4,100,000		Advance Auto Parts, Inc	1.750%	10/01/27	$4,162
5,525,000		Lowe’s Cos, Inc	3.000	10/15/50	5,890
		TOTAL RETAILING			10,052

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
5,325,000	g	NXP BV	3.400	05/01/30	6,035
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			6,035

SOFTWARE & SERVICES - 0.3%
10,000,000		Automatic Data Processing, Inc	1.250	09/01/30	9,976
7,500,000		Visa, Inc	1.900	04/15/27	7,980
5,000,000		Visa, Inc	0.750	08/15/27	4,984
17,000,000		Visa, Inc	1.100	02/15/31	16,750
12,425,000		Visa, Inc	2.000	08/15/50	11,841
		TOTAL SOFTWARE & SERVICES			51,531

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
6,075,000		Apple, Inc	2.850	02/23/23	6,379
14,250,000		Apple, Inc	3.000	06/20/27	15,957
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			22,336

TRANSPORTATION - 0.5%
5,350,000		Canadian Pacific Railway Co	2.050	03/05/30	5,618
1,665,391		Delta Air Lines, Inc	4.250	07/30/23	1,703
7,150,000		Delta Air Lines, Inc	3.204	04/25/24	7,346
7,825,000		Delta Air Lines, Inc	2.900	10/28/24	7,719
6,250,000	g	Delta Air Lines, Inc	7.000	05/01/25	7,215
5,100,000		Delta Air Lines, Inc	7.375	01/15/26	5,824
4,850,515		Delta Air Lines, Inc	2.000	06/10/28	4,838
13,176,524		Delta Air Lines, Inc	2.500	06/10/28	12,511
7,000,000		Kansas City Southern	4.300	05/15/43	8,221
12,000,000		Kansas City Southern	4.950	08/15/45	15,312
475,000		Norfolk Southern Corp	5.590	05/17/25	566
1,360,000		United Parcel Service of America, Inc (Step Bond)	7.620	04/01/30	2,027
		TOTAL TRANSPORTATION			78,900

UTILITIES - 4.1%
10,875,000	g	AES Corp	1.375	01/15/26	10,969
12,675,000	g	AES Corp	2.450	01/15/31	12,839
14,500,000	g	AES Gener S.A.	6.350	10/07/79	15,914
4,375,000		Arizona Public Service Co	3.750	05/15/46	5,313
14,950,000		Avangrid, Inc	3.200	04/15/25	16,363
13,200,000		Avangrid, Inc	3.800	06/01/29	15,132
10,275,000		Avista Corp	4.350	06/01/48	13,031
700,000	g	Azure Power Energy Ltd	5.500	11/03/22	718
5,900,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	6,281
9,750,000	g	Brooklyn Union Gas Co	4.273	03/15/48	12,383
13,500,000	g	Brooklyn Union Gas Co	4.487	03/04/49	17,849
3,000,000		Clearway Energy Operating LLC	5.750	10/15/25	3,157
3,550,000		CMS Energy Corp	4.750	06/01/50	3,997
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$7,525,000	g	Consorcio Transmantaro SA	4.700%	04/16/34	$8,889
4,200,000		Consumers Energy Co	2.500	05/01/60	4,210
8,850,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	9,466
7,110,000		Dominion Energy, Inc	3.600	03/15/27	8,078
4,850,000		Dominion Energy, Inc (Step Bond)	3.071	08/15/24	5,235
8,787,000		DTE Electric Co	3.950	03/01/49	11,378
17,467,000		Duke Energy Florida LLC	2.500	12/01/29	19,057
3,350,000	g	East Ohio Gas Co	1.300	06/15/25	3,413
3,100,000	g	East Ohio Gas Co	2.000	06/15/30	3,211
11,625,000	g	EDP Finance BV	3.625	07/15/24	12,687
22,750,000	g	Electricite de France S.A.	3.625	10/13/25	25,498
11,735,000		Essential Utilities, Inc	2.704	04/15/30	12,706
9,375,000		Essential Utilities, Inc	3.351	04/15/50	10,378
2,800,000		Eversource Energy	0.800	08/15/25	2,794
2,050,000		Florida Power & Light Co	2.850	04/01/25	2,230
9,885,000	e	Georgia Power Co	3.250	04/01/26	11,055
6,850,000	g	Greenko Dutch BV	4.875	07/24/22	6,917
14,000,000	g	Hanwha Energy USA Holdings Corp	2.375	07/30/22	14,391
2,745,000		International Transmission Co	4.625	08/15/43	3,433
24,325,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	26,245
5,875,000		MidAmerican Energy Co	3.100	05/01/27	6,583
2,375,000		MidAmerican Energy Co	3.650	04/15/29	2,820
1,000,000		MidAmerican Energy Co	3.950	08/01/47	1,255
4,250,000		MidAmerican Energy Co	3.150	04/15/50	4,885
4,300,000	g	Narragansett Electric Co	3.919	08/01/28	4,970
12,350,000		National Fuel Gas Co	5.500	01/15/26	14,242
3,225,000	g	NextEra Energy Operating Partners LP	4.250	07/15/24	3,451
186,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	199
10,320,000	g	Niagara Mohawk Power Corp	1.960	06/27/30	10,630
9,732,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	12,123
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	11,931
7,350,000		NorthWestern Corp	4.176	11/15/44	8,853
5,425,000	e	Oklahoma Gas & Electric Co	3.250	04/01/30	6,173
1,925,000	g	Pattern Energy Operations LP	4.500	08/15/28	2,031
13,050,000		PSEG Power LLC	3.850	06/01/23	14,040
630,000		Public Service Co of Colorado	4.750	08/15/41	819
5,000,000		Public Service Co of Colorado	3.200	03/01/50	5,786
2,975,000		Public Service Co of New Hampshire	3.600	07/01/49	3,608
19,475,000		Public Service Enterprise Group, Inc	0.800	08/15/25	19,477
19,350,000		Public Service Enterprise Group, Inc	1.600	08/15/30	19,067
6,900,000		Sempra Energy	4.875	N/A‡	7,374
22,514,439	g	Solar Star Funding LLC	3.950	06/30/35	23,130
21,071,362	g	Solar Star Funding LLC	5.375	06/30/35	23,269
25,000,000		Southern Power Co	4.150	12/01/25	28,670
2,200,000		Southwest Gas Corp	2.200	06/15/30	2,320
8,025,000		Southwestern Public Service Co	3.750	06/15/49	9,761
5,400,000		Southwestern Public Service Co	3.150	05/01/50	5,983
28,207,700	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	31,885
19,565,020	g	Topaz Solar Farms LLC	4.875	09/30/39	21,279
10,886,258	g	Topaz Solar Farms LLC	5.750	09/30/39	12,459
8,000,000		Tucson Electric Power Co	1.500	08/01/30	7,918
8,755,000	g	UEP Penonome II S.A.	6.500	10/01/38	9,121
16,400,000		Union Electric Co	2.625	03/15/51	17,138
19,650,000		Westar Energy, Inc	2.550	07/01/26	21,305
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
		TOTAL UTILITIES				$709,772

		TOTAL CORPORATE BONDS				2,747,151
		(Cost $2,567,699)

GOVERNMENT BONDS - 20.5%

AGENCY SECURITIES - 1.9%
$4,242,000		Canal Barge Co, Inc		4.500%	11/12/34	4,934
1,257,052		DY7 Leasing LLC		2.578	12/10/25	1,315
7,269,958		Ethiopian Leasing LLC		2.566	08/14/26	7,647
11,250,000		Federal Home Loan Mortgage Corp (FHLMC)		0.125	07/25/22	11,252
23,000,000		FHLMC		0.375	05/05/23	23,117
18,700,000		FHLMC		0.250	08/24/23	18,728
13,650,000		FHLMC		0.250	09/08/23	13,674
23,636,000		FHLMC		0.250	12/04/23	23,658
20,000,000		Federal National Mortgage Association (FNMA)		0.250	07/10/23	20,046
8,000,000		FNMA		0.625	04/22/25	8,092
18,880,000		FNMA		0.875	08/05/30	18,531
5,950,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	6,570
2,960,000	g	Hospital for Special Surgery		3.500	01/01/23	3,029
4,875,000	i	India Government AID Bond	LIBOR 3 M + 0.100%	0.314	02/01/27	4,828
3,625,000		Lutheran Medical Center		1.982	02/20/30	3,766
2,515,000	g	Montefiore Medical Center		3.896	05/20/27	2,549
17,145,000		Montefiore Medical Center		2.895	04/20/32	19,003
13,555,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	14,250
1,105,676		Overseas Private Investment Corp (OPIC)		2.040	12/15/26	1,140
12,934,332		OPIC		3.220	09/15/29	14,454
5,881,381		OPIC		1.790	10/15/29	6,201
18,379,316		OPIC		2.360	10/15/29	19,759
2,161,217		OPIC		2.610	04/15/30	2,344
2,992,500		OPIC		2.930	05/15/30	3,305
4,945,500		OPIC		3.040	05/15/30	5,490
5,588,333		OPIC		3.540	06/15/30	6,324
14,626,863		OPIC		3.370	12/15/30	16,418
1,029,852		OPIC		2.810	07/31/33	1,157
1,647,762		OPIC		2.940	07/31/33	1,865
5,400,000		OPIC		2.450	07/15/38	6,000
4,000,000		Private Export Funding Corp (PEFCO)		3.550	01/15/24	4,373
8,000,000		PEFCO		3.250	06/15/25	8,941
570,951		Tayarra Ltd		3.628	02/15/22	581
498,210		Tricahue Leasing LLC		3.503	11/19/21	506
8,750,000		United States International Development Finance Corp		1.630	07/15/38	9,049
6,580,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	6,591
1,900,000		US Department of Housing and Urban Development (HUD)		5.050	08/01/21	1,907
3,217,000		HUD		2.910	08/01/23	3,265
5,000,000		HUD		3.535	08/01/36	5,848
		TOTAL AGENCY SECURITIES				330,507
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
FOREIGN GOVERNMENT BONDS - 3.0%
	$4,000,000		African Development Bank		3.000%	12/06/21	$4,103
	12,750,000		African Development Bank		0.750	04/03/23	12,901
	9,500,000		Asian Development Bank		2.125	03/19/25	10,186
	6,500,000		Asian Development Bank		1.750	08/14/26	6,937
	14,000,000		Asian Development Bank		3.125	09/26/28	16,388
	12,400,000	g	BNG Bank NV		2.625	02/27/24	13,301
CLP	9,475,000,000	g	Bonos de la Tesoreria de la Republica en pesos		2.300	10/01/28	13,376
	$10,000,000	e,g	Caisse d’Amortissement de la Dette Sociale		0.375	09/23/25	9,946
	9,000,000		Chile Government International Bond		3.500	01/25/50	10,327
	9,925,000	g	Egypt Government International Bond		5.250	10/06/25	10,559
	12,750,000	e	European Bank for Reconstruction & Development		1.875	07/15/21	12,863
	19,500,000		European Bank for Reconstruction & Development		1.625	09/27/24	20,441
	3,750,000	e	European Investment Bank		2.375	05/24/27	4,140
	3,725,000		European Investment Bank		0.625	10/21/27	3,694
	11,600,000		European Investment Bank		1.625	10/09/29	12,280
	2,000,000		European Investment Bank		4.875	02/15/36	2,946
	1,925,000	g	Guatemala Government International Bond		5.375	04/24/32	2,346
	6,082,000		Hydro Quebec		8.400	01/15/22	6,569
	20,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	0.247	01/15/22	20,000
	11,000,000		International Bank for Reconstruction & Development		0.625	04/22/25	11,104
	14,750,000		International Bank for Reconstruction & Development		3.125	11/20/25	16,650
	27,150,000	e,g	International Development Association		2.750	04/24/23	28,704
	46,500,000		International Finance Corp		1.546	11/04/21	46,950
	1,000,000		International Finance Corp		2.000	10/24/22	1,032
	7,375,000		International Finance Corp		0.500	03/20/23	7,425
	33,500,000		International Finance Corp		2.125	04/07/26	36,348
	5,000,000		Japan Bank for International Cooperation		1.875	04/20/21	5,024
	12,500,000	g	Kommunalbanken AS.		2.125	02/11/25	13,351
	8,750,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	0.959	07/06/22	8,809
	10,100,000	g	Korea Electric Power Corp		1.125	06/15/25	10,261
	13,000,000		Landwirtschaftliche Rentenbank		0.875	09/03/30	12,779
	18,250,000	g	Nederlandse Waterschapsbank NV		1.750	01/15/25	19,202
	19,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	20,730
	6,708,000		North American Development Bank		2.400	10/26/22	6,906
	22,800,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	24,282
	10,500,000	e,g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	11,572
	12,700,000		Province of Manitoba Canada		3.050	05/14/24	13,809
	10,000,000		Province of Quebec Canada		2.750	04/12/27	11,176
	5,000,000		Province of Quebec Canada		7.500	09/15/29	7,554
	10,000,000		Republic of Italy Government International Bond		2.875	10/17/29	10,529
	7,750,000		Republic of Italy Government International Bond		4.000	10/17/49	8,513
			TOTAL FOREIGN GOVERNMENT BONDS				526,013

MORTGAGE BACKED - 9.1%
	2,600,000		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	2,867
	199,903		FHLMC		4.000	06/01/42	218
	5,477,769		FHLMC		3.500	08/15/43	5,656
	9,066,069		FHLMC		3.500	03/15/44	9,870
	1,987,384	i	FHLMC		5.761	03/15/44	390
	5,750,290		FHLMC		4.000	10/01/47	6,342
	3,822,963		FHLMC		4.000	06/01/48	4,171
	6,135,356	i	FHLMC		9.666	06/15/48	7,678
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$6,012,721		FHLMC	4.000%	07/01/48	$6,606
4,444,802	i	FHLMC	9.586	10/15/48	5,579
15,099,631		FHLMC	3.000	11/01/49	16,216
947		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	05/01/23	1
10,682		FGLMC	8.000	01/01/31	11
171,054		FGLMC	4.500	07/01/33	189
1,194,540		FGLMC	7.000	12/01/33	1,395
330,490		FGLMC	7.000	05/01/35	380
815,861		FGLMC	5.000	06/01/36	947
254,924		FGLMC	5.000	07/01/39	296
438,866		FGLMC	4.500	10/01/44	491
781,053		FGLMC	4.500	11/01/44	874
491,477		FGLMC	4.500	11/01/44	550
344,459		FGLMC	4.500	12/01/44	380
519,988		FGLMC	4.500	12/01/44	582
1,673,755		FGLMC	3.500	04/01/45	1,838
14,999,426		FGLMC	3.500	10/01/45	16,401
6,968,898		FGLMC	4.000	12/01/45	7,719
23,645,182		FGLMC	3.500	08/01/46	25,827
9,917,132		FGLMC	3.000	02/01/47	10,488
886,409		FGLMC	4.500	06/01/47	991
2,074,502		FGLMC	4.000	09/01/47	2,277
1,464,022		FGLMC	3.500	12/01/47	1,600
8,018,601		FGLMC	3.500	03/01/48	8,761
9,627,667		FGLMC	4.000	03/01/48	10,615
2,230,719		FGLMC	4.000	07/01/48	2,452
6,904,826		FGLMC	4.500	08/01/48	7,674
23,000,000	h	Federal national Mortgage Association (FNMA)	1.500	01/25/51	23,234
58,750,000	h	FNMA	2.500	01/25/51	61,922
6,484		FNMA	8.000	07/01/24	7
18,500,000	i	FNMA	2.801	02/25/27	20,549
3,500,000	i	FNMA	3.325	06/25/28	4,030
2,078,465		FNMA	3.500	05/01/32	2,231
2,725,376		FNMA	3.000	10/01/32	2,861
2,102,084		FNMA	5.000	05/01/35	2,440
921,195		FNMA	2.500	07/01/35	962
1,379,371		FNMA	5.000	10/01/35	1,603
64,000,000	h	FNMA	2.000	01/25/36	66,900
28,000,000	h	FNMA	2.500	01/25/36	29,200
1,037,035		FNMA	5.000	02/01/36	1,205
1,551,618		FNMA	5.500	11/01/38	1,824
342,144		FNMA	3.000	05/01/40	360
1,059,945		FNMA	5.000	09/01/40	1,232
1,840,985		FNMA	5.000	05/01/41	2,140
1,576,656		FNMA	4.000	09/01/42	1,723
1,573,252		FNMA	3.000	04/25/43	1,628
2,946,243	i	FNMA	5.802	09/25/43	668
630,563		FNMA	4.000	01/01/44	696
1,676,564		FNMA	4.500	03/01/44	1,925
636,284		FNMA	4.500	06/01/44	711
6,651,366		FNMA	4.500	06/01/44	7,443
1,531,805		FNMA	4.500	08/01/44	1,713
3,683,179		FNMA	4.500	10/01/44	4,117
7,184,296		FNMA	4.500	11/01/44	8,035
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,331,635	FNMA	5.000%	11/01/44	$1,545
1,849,714	FNMA	4.500	12/01/44	2,070
839,451	FNMA	4.000	01/01/45	919
8,353,226	FNMA	3.000	02/25/45	8,723
2,161,260	FNMA	3.000	02/25/45	2,226
203,660	FNMA	3.500	03/01/45	224
179,126	FNMA	3.500	03/01/45	197
368,371	FNMA	4.500	03/01/45	412
2,511,127	FNMA	3.000	03/25/45	2,596
466,451	FNMA	4.500	04/01/45	521
6,532,610	FNMA	3.500	04/25/45	6,778
3,533,195	FNMA	3.500	05/01/45	3,902
1,905,967	FNMA	4.000	12/01/45	2,103
13,856,202	FNMA	3.000	12/25/45	14,379
5,146,209	FNMA	3.500	01/01/46	5,626
6,450,382	FNMA	4.000	01/01/46	7,118
6,550,306	FNMA	3.500	06/01/46	7,161
3,688,453	FNMA	3.500	07/01/46	4,032
6,227,262	FNMA	3.500	07/01/46	6,802
1,750,975	FNMA	3.500	08/01/46	1,914
895,604	FNMA	3.000	10/01/46	924
4,864,294	FNMA	3.500	10/01/46	5,318
7,611,911	FNMA	3.000	11/01/46	8,037
12,160,804	FNMA	3.500	01/01/47	12,952
1,927,929	FNMA	3.000	04/25/47	2,067
2,219,746	FNMA	4.500	05/01/47	2,479
671,569	FNMA	3.500	08/01/47	717
1,474,007	FNMA	3.500	09/01/47	1,574
5,912,085	FNMA	4.000	09/01/47	6,359
1,929,051	FNMA	4.000	09/01/47	2,070
5,839,876	FNMA	4.000	10/01/47	6,243
755,426	FNMA	3.000	11/01/47	779
397,613	FNMA	3.500	11/01/47	434
567,068	FNMA	4.500	11/01/47	630
4,596,125	FNMA	4.000	12/01/47	5,069
15,774,713	FNMA	4.000	12/01/47	16,944
804,089	FNMA	3.500	01/01/48	879
7,648,986	FNMA	3.500	01/01/48	8,110
3,956,259	FNMA	4.500	01/01/48	4,397
1,073,440	FNMA	3.500	02/01/48	1,139
3,227,847	FNMA	4.500	02/01/48	3,588
41,244,600	FNMA	3.000	02/25/48	43,891
12,620,228	FNMA	3.500	03/01/48	13,371
3,836,139	FNMA	4.000	03/01/48	4,228
13,643,781	FNMA	4.500	03/01/48	15,160
52,302,572	FNMA	3.500	04/01/48	55,416
5,133,216	FNMA	4.000	04/01/48	5,494
2,758,259	FNMA	4.500	05/01/48	3,068
2,047,973	FNMA	4.500	05/01/48	2,278
5,363,722	FNMA	5.000	08/01/48	6,117
2,678,959	FNMA	0.000	11/25/48	2,458
2,678,959	FNMA	3.000	11/25/48	311
716,380	FNMA	3.000	08/01/49	782
6,800,745	FNMA	3.000	01/25/50	7,309
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$18,689,260		FNMA	3.000%	07/01/50	$20,245
31,609,241		FNMA	2.500	10/01/50	33,345
77,276,637		FNMA	2.500	11/01/50	81,520
138,250,000	h	FNMA	2.000	01/25/51	143,591
36,750,000	h	FNMA	2.000	02/25/51	38,102
29,000,000	h	FNMA	2.500	02/25/51	30,512
96,225,000	h	FNMA	3.000	02/25/51	100,893
3,507,853		Government National Mortgage Association (GNMA)	2.580	08/15/25	3,659
9,510,264		GNMA	2.690	06/15/33	10,174
7,797,091		GNMA	3.700	10/15/33	8,573
98,281		GNMA	5.000	04/15/38	111
173,167		GNMA	6.500	11/20/38	203
21,933		GNMA	4.500	02/20/39	26
7,637,189		GNMA	3.700	08/15/40	8,238
29,657		GNMA	4.500	08/20/41	35
70,818		GNMA	4.500	09/20/41	81
20,760		GNMA	4.500	01/20/44	25
13,047		GNMA	4.500	02/20/44	15
41,279		GNMA	4.500	05/20/44	49
188,187		GNMA	4.500	05/20/44	215
325,200		GNMA	4.500	08/20/44	386
172,899		GNMA	4.500	09/20/44	199
102,215		GNMA	4.500	10/20/44	115
51,907		GNMA	4.500	11/20/44	56
187,540		GNMA	4.500	12/20/44	223
12,186,852		GNMA	2.750	01/15/45	13,260
244,558		GNMA	4.500	02/20/45	284
331,788		GNMA	4.500	08/20/45	395
293,901		GNMA	4.500	08/20/45	349
200,997		GNMA	4.500	12/20/45	229
3,202,301		GNMA	4.000	06/20/46	379
9,729,095		GNMA	3.500	12/20/46	10,433
7,075,149		GNMA	3.500	01/20/47	7,604
5,618,436		GNMA	3.500	01/20/49	6,153
2,939,634		GNMA	3.500	10/20/50	3,260
82,000,000	h	GNMA	2.000	01/20/51	85,738
114,000,000	h	GNMA	2.500	01/20/51	120,657
90,000,000	h	GNMA	3.000	02/20/51	94,158
		TOTAL MORTGAGE BACKED			1,573,021

MUNICIPAL BONDS - 3.5%
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	6,350
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,281
3,000,000		California Earthquake Authority	1.477	07/01/23	3,021
1,315,000	g	California Municipal Finance Authority	4.250	11/01/23	1,313
14,000,000		Chicago Housing Authority	4.361	01/01/38	15,656
11,645,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	16,693
3,035,000		City & County of Honolulu HI	2.668	10/01/27	3,316
5,645,000		City & County of Honolulu HI	3.974	09/01/35	6,436
1,615,000		City & County of Honolulu HI	4.004	09/01/36	1,840
7,085,000		City & County of San Francisco CA	4.000	04/01/47	7,627
396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$5,500,000		City & County of San Francisco CA Community Facilities District		4.000%	09/01/48	$5,929
5,395,000		City of Chicago IL		7.750	01/01/42	6,907
1,105,000		City of Chicago IL		7.750	01/01/42	1,198
1,250,000		City of Florence SC		4.250	12/01/34	1,360
1,000,000		City of Houston TX Combined Utility System Revenue		3.375	11/15/24	1,104
1,275,000		City of Houston TX Combined Utility System Revenue		4.172	11/15/38	1,495
7,500,000		City of Los Angeles CA		3.880	09/01/38	8,489
1,780,000	g	City of Miami FL		4.808	01/01/39	2,014
3,665,000		City of Norfolk VA		3.050	10/01/36	4,391
4,835,000		City of Oakland CA		2.070	01/15/29	4,967
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.000	11/01/26	3,759
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.950	11/01/36	4,205
8,615,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.303	11/01/39	9,196
18,410,000		City of San Francisco CA Public Utilities Commission Water Revenue		2.825	11/01/41	19,281
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue		4.185	11/01/46	20,284
1,000,000		City of San Juan Capistrano CA		3.700	08/01/31	1,122
2,730,000		Commonwealth Financing Authority		3.864	06/01/38	3,206
11,650,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	0.750	05/15/49	11,650
7,650,000		County of Alameda CA		3.820	08/01/38	8,522
1,500,000		County of Miami-Dade FL Aviation Revenue		2.218	10/01/22	1,539
12,015,000		County of Miami-Dade FL Water & Sewer System Revenue		3.490	10/01/42	12,963
935,000		County of Saline AR		3.550	06/01/42	978
3,500,000		District of Columbia		3.432	04/01/42	3,797
15,000,000		District of Columbia Water & Sewer Authority		4.814	10/01/14	22,297
1,000,000		Grant County Public Utility District No 2		5.470	01/01/34	1,121
1,250,000		Grant County Public Utility District No 2		4.164	01/01/35	1,528
22,445,000		Grant County Public Utility District No 2		2.918	01/01/40	23,373
9,255,000		Grant County Public Utility District No 2		3.210	01/01/40	9,855
3,230,000		Great Lakes Water Authority Sewage Disposal System Revenue		3.056	07/01/39	3,443
16,915,000		Great Lakes Water Authority Water Supply System Revenue		3.473	07/01/41	18,203
1,200,000		Guadalupe Valley Electric Coop, Inc		5.671	10/01/32	1,480
605,000		Guadalupe-Blanco River Authority Industrial Development Corp		3.287	04/15/23	627
640,000		Henry County Water Authority		3.000	01/01/43	652
850,000		Henry County Water Authority		3.200	01/01/49	862
1,000,000		Honolulu City & County Board of Water Supply		2.327	07/01/32	1,041
2,000,000		Kern County Water Agency Improvement District No 4		4.276	05/01/36	2,456
6,430,000		Lavaca-Navidad River Authority		4.430	08/01/35	6,929
8,655,000		Los Angeles Community College District		2.106	08/01/32	9,020
3,300,000		Maryland Community Development Administration Housing Revenue		3.797	03/01/39	3,508
4,650,000		Massachusetts St. Water Pollution Abatement		5.192	08/01/40	5,610
397

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$10,735,000		Metropolitan Transportation Authority		5.175%	11/15/49	$12,579
2,000,000		Michigan Finance Authority		5.000	07/01/31	2,287
7,400,000		New Jersey Economic Development Authority		5.706	06/15/30	9,004
3,000,000		New Jersey Economic Development Authority		5.756	06/15/31	3,691
3,375,000		New Mexico Finance Authority		4.090	06/15/38	3,766
4,065,000		New York City Housing Development Corp		3.119	08/01/38	4,153
2,500,000		New York City Housing Development Corp		3.720	11/01/39	2,642
1,225,000		New York State Environmental Facilities Corp		3.195	06/15/25	1,363
2,120,000		New York State Environmental Facilities Corp		3.520	07/15/27	2,455
17,500,000		New York Transportation Development Corp		5.000	01/01/26	20,296
11,245,000		Ohio State Water Development Authority		4.879	12/01/34	13,758
13,250,000	†,g,q	Oregon State Business Development Commission		6.500	04/01/31	7,287
3,470,000	g	Oregon State Business Development Commission		0.000	04/01/37	2,736
2,500,000		Palm Beach County Solid Waste Authority		2.636	10/01/24	2,687
4,930,000		Papio-Missouri River Natural Resource District		2.088	12/15/24	5,211
4,500,000		Pend Oreille County Public Utility District No Box Canyon		5.000	01/01/30	4,667
7,250,000	g	Pennsylvania Economic Development Financing Authority		10.000	12/01/29	7,415
180,000	g	Pennsylvania Economic Development Financing Authority		5.750	06/01/36	182
1,735,000	g	Public Finance Authority		9.000	06/01/29	1,728
2,000,000		San Francisco City & County Redevelopment Agency		4.375	08/01/44	2,227
36,330,000		State of California		3.750	10/01/37	39,854
11,565,000		State of California		4.600	04/01/38	13,905
10,050,000		State of California		4.988	04/01/39	10,738
5,445,000	i	State of California	LIBOR 1 M + 0.780%	0.933	04/01/47	5,443
8,000,000		State of Illinois		5.000	02/01/22	8,332
9,000,000		State of Illinois		5.520	04/01/38	9,705
4,405,000		State of Michigan		3.590	12/01/26	4,630
2,500,000		State of Ohio		5.412	09/01/28	3,265
3,370,000		State of Texas		3.726	08/01/43	3,569
3,000		State of Wisconsin		5.700	05/01/26	3
1,650,000	g	Syracuse Industrial Development Agency		5.000	01/01/36	1,418
2,280,000		Tampa Bay Water		2.612	10/01/25	2,467
3,225,000		Tampa Bay Water		2.782	10/01/26	3,485
3,000,000		Tampa Bay Water		2.952	10/01/27	3,235
1,255,000		Texas Water Development Board		4.248	10/15/35	1,413
5,880,000		Texas Water Development Board		4.340	10/15/48	6,778
4,170,000		Texas Water Development Board		4.648	04/15/50	4,635
5,000,000		Tuolumne Wind Project Authority		6.918	01/01/34	6,899
3,035,000		University of California		3.809	05/15/28	3,551
11,400,000		University of California		4.009	05/15/30	13,604
1,000,000		University of Cincinnati		3.250	06/01/29	1,080
1,560,000		University of Cincinnati		3.650	06/01/34	1,684
1,615,000		University of Cincinnati		3.700	06/01/35	1,741
18,000,000		University of New Mexico		3.532	06/20/32	19,636
500,000		Upper Allegheny Joint Sanitary Authority		3.550	09/01/39	555
1,500,000		Upper Allegheny Joint Sanitary Authority		3.800	09/01/49	1,622
5,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/42	5,405
3,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/46	3,223
398

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,000,000		Washington County Clean Water Services	5.078%	10/01/24	$1,162
		TOTAL MUNICIPAL BONDS			607,065

U.S. TREASURY SECURITIES - 3.0%
6,000,000		United States Treasury Bond	3.125	02/15/43	7,856
1,000,000		United States Treasury Bond	3.375	05/15/44	1,365
35,830,000		United States Treasury Bond	2.875	11/15/46	45,689
2,500,000		United States Treasury Bond	3.000	02/15/49	3,291
9,350,000		United States Treasury Note	0.125	05/31/22	9,352
4,150,000		United States Treasury Note	2.000	07/31/22	4,272
4,500,000		United States Treasury Note	1.750	09/30/22	4,627
21,821,000		United States Treasury Note	0.125	10/31/22	21,824
31,765,000		United States Treasury Note	2.875	09/30/23	34,121
28,710,000		United States Treasury Note	0.125	12/15/23	28,674
6,100,000		United States Treasury Note	2.625	12/31/23	6,547
5,000,000		United States Treasury Note	1.500	09/30/24	5,235
1,525,000		United States Treasury Note	2.250	10/31/24	1,642
9,350,000		United States Treasury Note	2.125	11/30/24	10,030
17,630,000		United States Treasury Note	0.375	11/30/25	17,651
18,842,000		United States Treasury Note	2.500	02/28/26	20,884
15,031,000		United States Treasury Note	0.500	10/31/27	14,906
35,275,000		United States Treasury Note	0.625	11/30/27	35,253
95,145,000		United States Treasury Note	0.875	11/15/30	94,773
116,292,000		United States Treasury Note	1.250	05/15/50	105,262
53,750,000		United States Treasury Note	1.375	08/15/50	50,223
		TOTAL U.S. TREASURY SECURITIES			523,477

		TOTAL GOVERNMENT BONDS			3,560,083
		(Cost $3,414,350)

STRUCTURED ASSETS - 3.0%

ASSET BACKED - 1.1%
99,904	g	AMSR Trust	1.819	04/17/37	102
		Series - 2020 SFR1 (Class A)
900,000	g	AMSR Trust	3.148	01/19/39	935
		Series - 2019 SFR1 (Class C)
800,000	g	AMSR Trust	3.247	01/19/39	826
		Series - 2019 SFR1 (Class D)
5,000,000	g,i	AREIT Trust	1.173	09/14/36	4,916
		Series - 2019 CRE3 (Class A)
488,187	i	Asset Backed Securities Corp Home Equity Loan Trust	3.386	08/25/34	474
		Series - 2004 HE5 (Class M1)
1,500,000	i	Bayview Financial Mortgage Pass-Through Trust	1.123	02/28/41	1,491
		Series - 2006 A (Class M3)
72,553	i	Bear Stearns Asset Backed Securities Trust	1.153	04/25/36	72
		Series - 2006 SD1 (Class M1)
4,500,000	g,i	BFLD Trust	2.259	10/15/35	4,500
		Series - 2020 EYP (Class C)
3,694,568	g	Capital Automotive REIT	3.660	10/15/44	3,705
		Series - 2014 1A (Class A)
3,677,633	g	Capital Automotive REIT	3.870	04/15/47	3,683
		Series - 2017 1A (Class A1)
399

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$476,344	i	C-BASS Trust	0.228%	07/25/36	$458
		Series - 2006 CB6 (Class A1)
3,760,396	i	Chase Funding Loan Acquisition Trust	1.003	06/25/34	3,667
		Series - 2004 OPT1 (Class M1)
216,391	g	Corevest American Finance Trust	1.832	03/15/50	220
		Series - 2020 1 (Class A1)
1,458,750	g	DB Master Finance LLC	3.629	11/20/47	1,497
		Series - 2017 1A (Class A2I)
6,887,000	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	6,924
		Series - 2017 1A (Class A2II)
299,501	g,i	Ellington Loan Acquisition Trust	1.248	05/25/37	299
		Series - 2007 2 (Class A2C)
4,523,697	g	HERO Funding Trust	3.840	09/21/40	4,781
		Series - 2015 1A (Class A)
1,232,700	†,g	HERO Funding Trust	3.990	09/21/40	1,265
		Series - 2014 2A (Class A)
2,244,708	g	HERO Funding Trust	3.750	09/20/41	2,342
		Series - 2016 2A (Class A)
2,137,279	g	HERO Funding Trust	4.050	09/20/41	2,234
		Series - 2016 1A (Class A)
836,963	g	HERO Funding Trust	3.080	09/20/42	859
		Series - 2016 3A (Class A1)
38,524	†,g	HERO Funding Trust	4.500	09/21/42	38
		Series - 2016 1R (Class A1)
5,860,599	g	HERO Funding Trust	3.710	09/20/47	6,122
		Series - 2017 1A (Class A1)
5,921,261	g	HERO Funding Trust	3.190	09/20/48	6,099
		Series - 2017 3A (Class A1)
1,418,493	g	HERO Funding Trust	3.280	09/20/48	1,466
		Series - 2017 2A (Class A1)
6,570,749	g	HERO Funding Trust	4.670	09/20/48	7,035
		Series - 2018 1A (Class A2)
27,657	i	Home Equity Asset Trust	1.648	06/25/33	28
		Series - 2003 1 (Class M1)
99,980	g,i	Invitation Homes Trust	1.609	06/17/37	100
		Series - 2018 SFR2 (Class D)
320,078	g,i	Invitation Homes Trust	1.153	07/17/37	320
		Series - 2018 SFR3 (Class A)
848,329	g,i	Invitation Homes Trust	1.253	01/17/38	855
		Series - 2018 SFR4 (Class A)
600,000	g,i	Invitation Homes Trust	1.403	01/17/38	600
		Series - 2018 SFR4 (Class B)
499,336	i	JP Morgan Mortgage Acquisition Trust	0.468	03/25/37	492
		Series - 2007 CH3 (Class A1B)
6,591,077	i	JP Morgan Mortgage Acquisition Trust	0.308	06/25/37	6,465
		Series - 2007 CH5 (Class A1)
5,000,000	g,h	Loanpal Solar Loan Ltd	2.290	01/20/48	5,035
		Series - 2021 1GS (Class A)
2,499,681	g	Mosaic Solar Loan Trust	2.100	04/20/46	2,551
		Series - 2020 1A (Class A)
3,459,379	g	Mosaic Solar Loan Trust	3.100	04/20/46	3,615
		Series - 2020 1A (Class B)
5,137,893	g	Mosaic Solar Loans LLC	3.820	06/22/43	5,529
		Series - 2017 2A (Class A)
400

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$650,000	i	RASC Trust	3.080%	08/25/35	$649
		Series - 2005 KS8 (Class M4)
3,418,635	g	Renew	3.670	09/20/52	3,522
		Series - 2017 1A (Class A)
7,327,819	g	Renew	3.950	09/20/53	7,570
		Series - 2018 1 (Class A)
3,981,979	g	SolarCity LMC	4.590	04/20/44	3,951
		Series - 2014 1 (Class A)
21,519,105	g	SolarCity LMC	4.020	07/20/44	21,904
		Series - 2014 2 (Class A)
3,107,454	g	SolarCity LMC	4.800	09/20/48	3,242
		Series - 2016 A (Class A)
13,363	i	Structured Asset Investment Loan Trust	1.048	09/25/34	13
		Series - 2004 8 (Class M1)
67,117	i	Structured Asset Investment Loan Trust	1.148	09/25/34	67
		Series - 2004 8 (Class A9)
1,772,405	i	Structured Asset Securities Corp Mortgage Loan Trust	1.655	04/25/35	1,753
		Series - 2005 7XS (Class 2A1A)
2,855,229	g	Sunrun Athena Issuer LLC	5.310	04/30/49	3,209
		Series - 2018 1 (Class A)
9,492,367	g	Sunrun Atlas Issuer LLC	3.610	02/01/55	10,141
		Series - 2019 2 (Class A)
11,474,178	g	TES LLC	4.330	10/20/47	11,781
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC	7.740	10/20/47	2,377
		Series - 2017 1A (Class B)
7,054,418	g	TES LLC	4.120	02/20/48	7,212
		Series - 2017 2A (Class A)
709,495	g	Tesla Auto Lease Trust	3.710	08/20/21	714
		Series - 2018 B (Class A)
4,125,000	g	Tesla Auto Lease Trust	2.200	11/21/22	4,228
		Series - 2019 A (Class A4)
1,000,000	g	Tricon American Homes Trust	4.011	09/17/34	1,018
		Series - 2017 SFR1 (Class E)
1,092,903	g	Tricon American Homes Trust	2.928	01/17/36	1,127
		Series - 2017 SFR2 (Class A)
200,000	g	Tricon American Homes Trust	3.275	01/17/36	206
		Series - 2017 SFR2 (Class B)
14,398,312	g	Vivint Colar Financing V LLC	4.730	04/30/48	15,771
		Series - 2018 1A (Class A)
5,250,000	g	Vivint Solar Financing VII LLC	2.210	07/31/51	5,394
		Series - 2020 1A (Class A)
1,455,000	g	Wendys Funding LLC	3.573	03/15/48	1,500
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED			198,949

OTHER MORTGAGE BACKED - 1.9%
531,704	g,i	Agate Bay Mortgage Trust	3.500	11/25/44	541
		Series - 2014 3 (Class A13)
279,817	g,i	Agate Bay Mortgage Trust	3.500	09/25/45	284
		Series - 2015 6 (Class A9)
258,224	i	Alternative Loan Trust	0.898	06/25/34	261
		Series - 2004 8CB (Class M1)
401

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$168,635	g,i	Bancorp Commercial Mortgage Trust	1.059%	09/15/35	$168
		Series - 2018 CRE4 (Class A)
5,440,000	g,i	BBCMS Mortgage Trust	4.267	08/05/38	3,762
		Series - 2018 CHRS (Class E)
12,500,000	g	BBCMS Trust	3.593	09/15/32	12,879
		Series - 2015 MSQ (Class A)
3,600,000	g	BBCMS Trust	3.894	09/15/32	3,709
		Series - 2015 MSQ (Class B)
3,000,000	g,i	BBCMS Trust	3.688	02/15/53	3,147
		Series - 2020 C6 (Class F5TA)
1,000,000		Benchmark Mortgage Trust	3.419	08/15/52	1,127
		Series - 2019 B12 (Class AS)
8,870,000	g,i	Benchmark Mortgage Trust	3.899	03/15/62	9,367
		Series - 2019 B10 (Class 3CCA)
2,000,000	i	CD Mortgage Trust	3.879	11/10/49	2,147
		Series - 2016 CD2 (Class B)
2,000,000	i	Citigroup Commercial Mortgage Trust	4.151	04/10/48	2,045
		Series - 2015 GC29 (Class C)
4,000,000		Citigroup Commercial Mortgage Trust	3.300	11/10/52	4,506
		Series - 2019 GC43 (Class AS)
3,115,000		Citigroup Commercial Mortgage Trust	3.018	08/10/56	3,428
		Series - 2019 GC41 (Class AS)
325,000	i	Citigroup Mortgage Loan Trust	0.898	01/25/36	323
		Series - 2006 WFH1 (Class M4)
3,000,000	g,i	Cityline Commercial Mortgage Trust	2.778	11/10/31	3,090
		Series - 2016 CLNE (Class A)
3,000,000	g	COMM Mortgage Trust	2.681	08/10/29	3,016
		Series - 2016 GCT (Class A)
2,750,000	g,i	COMM Mortgage Trust	3.413	10/10/29	2,882
		Series - 2017 PANW (Class B)
3,000,000	g,i	COMM Mortgage Trust	3.538	10/10/29	3,123
		Series - 2017 PANW (Class C)
5,120,000	g	COMM Mortgage Trust	4.353	08/10/30	5,478
		Series - 2013 300P (Class A1)
3,500,000	g,i	COMM Mortgage Trust	4.106	03/10/48	3,381
		Series - 2015 CR22 (Class D)
1,100,000	i	COMM Mortgage Trust	4.291	05/10/48	1,164
		Series - 2015 CR23 (Class C)
2,000,000	i	COMM Mortgage Trust	4.291	05/10/48	1,812
		Series - 2015 CR23 (Class D)
2,500,000	i	COMM Mortgage Trust	3.463	08/10/48	2,219
		Series - 2015 CR24 (Class D)
1,000,000		COMM Mortgage Trust	3.263	08/15/57	1,119
		Series - 2019 GC44 (Class AM)
2,345,375	i	Connecticut Avenue Securities	2.748	05/25/24	2,284
		Series - 2014 C02 (Class 1M2)
5,630,778	i	Connecticut Avenue Securities	3.148	07/25/24	5,465
		Series - 2014 C03 (Class 1M2)
927,436	i	Connecticut Avenue Securities	5.148	11/25/24	950
		Series - 2014 C04 (Class 2M2)
280,208	i	Connecticut Avenue Securities	5.698	04/25/28	295
		Series - 2015 C04 (Class 2M2)
466,303	i	Connecticut Avenue Securities	5.848	04/25/28	498
		Series - 2015 C04 (Class 1M2)
402

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,270,197	i	Connecticut Avenue Securities	6.898%	08/25/28	$1,362
		Series - 2016 C01 (Class 1M2)
1,153,526	i	Connecticut Avenue Securities	7.098	08/25/28	1,225
		Series - 2016 C01 (Class 2M2)
867,436	i	Connecticut Avenue Securities	6.148	09/25/28	920
		Series - 2016 C02 (Class 1M2)
1,815,393	i	Connecticut Avenue Securities	6.048	10/25/28	1,908
		Series - 2016 C03 (Class 2M2)
3,285,715	i	Connecticut Avenue Securities	4.398	01/25/29	3,420
		Series - 2016 C04 (Class 1M2)
2,634,933	i	Connecticut Avenue Securities	4.598	01/25/29	2,744
		Series - 2016 C05 (Class 2M2)
1,228,005	i	Connecticut Avenue Securities	4.398	04/25/29	1,286
		Series - 2016 C06 (Class 1M2)
735,521	i	Connecticut Avenue Securities	2.348	01/25/30	738
		Series - 2017 C05 (Class 1M2A)
579,538	i	Connecticut Avenue Securities	2.398	07/25/30	577
		Series - 2018 C01 (Class 1M2)
328,221	i	Connecticut Avenue Securities	2.348	08/25/30	326
		Series - 2018 C02 (Class 2M2)
643,842	i	Connecticut Avenue Securities	0.998	10/25/30	640
		Series - 2018 C03 (Class 1EA2)
117,251	i	Connecticut Avenue Securities	2.698	12/25/30	118
		Series - 2018 C04 (Class 2M2)
314,449	g,i	Connecticut Avenue Securities	2.598	07/25/31	314
		Series - 2019 R01 (Class 2M2)
236,212	g,i	Connecticut Avenue Securities	2.248	09/25/39	236
		Series - 2019 R06 (Class 2M2)
1,360,000	g,i	Connecticut Avenue Securities	2.148	01/25/40	1,350
		Series - 2020 R02 (Class 2M2)
15,000,000	g	CPT Mortgage Trust	2.865	11/13/39	16,459
		Series - 2019 CPT (Class A)
2,000,000	g,i	CPT Mortgage Trust	2.997	11/13/39	1,956
		Series - 2019 CPT (Class E)
5,000,000	g,i	Credit Suisse Commercial Mortgage Trust	3.728	11/10/32	5,354
		Series - 2017 CALI (Class B)
712,858	g,i	Credit Suisse Commercial Mortgage Trust	0.798	05/25/36	713
		Series - 2006 CF2 (Class M3)
3,244,051	g,i	Credit Suisse Commercial Mortgage Trust	3.500	02/25/48	3,313
		Series - 2018 J1 (Class A11)
6,650,000	g,i	CSAIL Commercial Mortgage Trust	3.677	06/15/37	6,899
		Series - 2017 C8 (Class 85BA)
6,100,000	g,i	CSAIL Commercial Mortgage Trust	3.677	06/15/37	5,901
		Series - 2017 C8 (Class 85BB)
1,500,000	g,i	DBUBS Mortgage Trust	5.565	11/10/46	1,504
		Series - 2011 LC1A (Class C)
500,000	g,i	Ellington Financial Mortgage Trust	3.587	06/25/59	502
		Series - 2019 1 (Class M1)
605,438	i	Fieldstone Mortgage Investment Trust	0.883	12/25/35	603
		Series - 2005 2 (Class M2)
1,633,593	g,i	FirstKey Mortgage Trust	3.500	11/25/44	1,667
		Series - 2014 1 (Class A8)
559,765	g,i	Flagstar Mortgage Trust	4.109	10/25/47	587
		Series - 2017 2 (Class B3)
403

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$372,084	g,i	Flagstar Mortgage Trust	4.000%	09/25/48	$377
		Series - 2018 5 (Class A11)
4,987,061		Freddie Mac Multifamily Structured Pass Through Certificates	1.555	01/25/36	5,023
		Series - 2020 Q014 (Class A1)
10,273,569	i	Freddie Mac Multifamily Structured Pass Through Certificates	2.805	10/25/55	2,256
		Series - 2020 Q014 (Class X)
6,150,000		Freddie Mac Multifamily Variable Rate Certificate	1.761	09/15/38	6,170
		Series - 2020 M061 (Class A)
1,144,788	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	3.723	02/25/48	1,145
		Series - 2018 SPI1 (Class M2)
5,000,000	g	GRACE Mortgage Trust	3.369	06/10/28	4,999
		Series - 2014 GRCE (Class A)
2,000,000	g,i	GS Mortgage Securities Trust	1.249	10/15/31	2,000
		Series - 2018 HART (Class A)
3,000,000		GS Mortgage Securities Trust	3.143	10/10/49	3,250
		Series - 2016 GS3 (Class AS)
830,000	i	GS Mortgage Securities Trust	3.811	11/10/49	788
		Series - 2016 GS4 (Class C)
1,922,932	g,i	GS Mortgage-Backed Securities Corp Trust	3.500	07/25/50	1,962
		Series - 2020 PJ2 (Class A4)
1,019,632	i	HarborView Mortgage Loan Trust	0.772	08/19/45	1,000
		Series - 2005 11 (Class 2A1A)
6,000,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	6,522
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	5,445
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	5,378
		Series - 2016 10HY (Class C)
7,000,000	g	Hudson Yards Mortgage Trust	3.228	07/10/39	7,913
		Series - 2019 30HY (Class A)
1,000,000	g,i	Hudson Yards Mortgage Trust	2.943	12/10/41	1,032
		Series - 2019 55HY (Class D)
7,000,000	g,i	Hudson Yards Mortgage Trust	2.943	12/10/41	6,892
		Series - 2019 55HY (Class E)
2,500,000	g,i	Hudson Yards Mortgage Trust	2.943	12/10/41	2,292
		Series - 2019 55HY (Class F)
223,414	i	Impac CMB Trust	0.808	03/25/35	222
		Series - 2004 11 (Class 2A1)
2,800,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	2,924
		Series - 2013 C10 (Class AS)
1,557,917	g,i	JP Morgan Mortgage Trust	2.124	12/25/44	1,588
		Series - 2015 1 (Class B1)
280,537	g,i	JP Morgan Mortgage Trust	3.500	05/25/45	285
		Series - 2015 3 (Class A19)
1,153,562	g,i	JP Morgan Mortgage Trust	3.500	10/25/45	1,173
		Series - 2015 6 (Class A13)
525,439	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	534
		Series - 2016 1 (Class A13)
52,460	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	53
		Series - 2017 1 (Class A3)
404

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$659,949	g,i	JP Morgan Mortgage Trust	3.500%	05/25/47	$674
		Series - 2017 2 (Class A13)
1,274,162	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	1,279
		Series - 2017 2 (Class A5)
241,747	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	242
		Series - 2017 3 (Class 1A5)
260,615	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	267
		Series - 2018 3 (Class A13)
85,434	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	89
		Series - 2018 4 (Class A13)
342,580	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	355
		Series - 2018 5 (Class A13)
6,436	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	6
		Series - 2018 8 (Class A5)
431,688	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	443
		Series - 2018 8 (Class A13)
916,772	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	941
		Series - 2018 9 (Class A13)
986,002	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	1,007
		Series - 2019 1 (Class A15)
179,665	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	185
		Series - 2019 1 (Class A3)
140,683	g,i	JP Morgan Mortgage Trust	4.766	09/25/49	151
		Series - 2019 3 (Class B1)
2,134,887	g,i	JP Morgan Mortgage Trust	1.098	10/25/49	2,137
		Series - 2019 INV1 (Class A11)
1,654,159	g,i	JP Morgan Mortgage Trust	3.888	06/25/50	1,751
		Series - 2020 1 (Class B2)
10,000,000	g	Liberty Street Trust	3.597	02/10/36	11,095
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust	3.188	08/15/34	4,148
		Series - 2017 330M (Class A)
4,000,000	g,i	MAD Mortgage Trust	3.366	08/15/34	4,128
		Series - 2017 330M (Class B)
3,000,000	g,i	Manhattan West	2.335	09/10/39	3,103
		Series - 2020 1MW (Class C)
518,948	i	Morgan Stanley Capital I Trust	0.973	08/25/34	512
		Series - 2004 HE6 (Class M1)
2,000,000	g,i	Morgan Stanley Capital I Trust	5.563	09/15/47	2,001
		Series - 2011 C1 (Class D)
212,209	†,i	Morgan Stanley Capital I Trust	6.259	12/12/49	126
		Series - 2007 IQ16 (Class AJFX)
3,000,000	g,i	MSDB Trust	3.316	07/11/39	3,250
		Series - 2017 712F (Class A)
15,780,000	g,i	Natixis Commercial Mortgage Securities Trust	0.942	07/15/33	15,664
		Series - 2018 850T (Class A)
5,750,000	g,i	Natixis Commercial Mortgage Securities Trust	1.659	07/15/36	5,729
		Series - 2019 MILE (Class A)
9,000,000	g,i	Natixis Commercial Mortgage Securities Trust	3.659	07/15/36	8,599
		Series - 2019 MILE (Class E)
1,750,000	g,i	Natixis Commercial Mortgage Securities Trust	4.409	07/15/36	1,655
		Series - 2019 MILE (Class F)
101,892	i	New York Mortgage Trust	0.628	02/25/36	101
		Series - 2005 3 (Class A1)
405

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$669,583	g,i	OBX Trust	0.798%	06/25/57	$668
		Series - 2018 1 (Class A2)
434,699	g,i	OBX Trust	0.898	07/25/58	434
		Series - 2018 EXP2 (Class 2A1A)
11,800,000	g	One Bryant Park Trust	2.516	09/15/54	12,609
		Series - 2019 OBP (Class A)
3,900,000	g	One Market Plaza Trust	3.614	02/10/32	4,042
		Series - 2017 1MKT (Class A)
1,194,701	g,i	Sequoia Mortgage Trust	3.500	05/25/45	1,223
		Series - 2015 2 (Class A1)
515,164	g,i	Sequoia Mortgage Trust	3.500	06/25/46	525
		Series - 2016 1 (Class A19)
180,054	g,i	Sequoia Mortgage Trust	3.500	11/25/46	182
		Series - 2016 3 (Class A10)
1,292,891	g,i	Sequoia Mortgage Trust	3.500	04/25/47	1,318
		Series - 2017 3 (Class A19)
714,280	g,i	Sequoia Mortgage Trust	3.747	09/25/47	760
		Series - 2017 6 (Class B1)
329,596	g,i	Sequoia Mortgage Trust	3.500	02/25/48	336
		Series - 2018 2 (Class A19)
411,995	g,i	Sequoia Mortgage Trust	3.500	02/25/48	422
		Series - 2018 2 (Class A1)
55,420	g,i	Sequoia Mortgage Trust	3.500	03/25/48	55
		Series - 2018 3 (Class A4)
76,692	g,i	Sequoia Mortgage Trust	4.000	09/25/48	78
		Series - 2018 7 (Class A19)
22,819	g,i	Sequoia Mortgage Trust	4.000	11/25/48	23
		Series - 2018 8 (Class A19)
328,257	g,i	Sequoia Mortgage Trust	4.000	06/25/49	334
		Series - 2019 2 (Class A19)
1,354,388	g,i	Sequoia Mortgage Trust	4.000	06/25/49	1,384
		Series - 2019 2 (Class A1)
1,194,075	g,i	Sequoia Mortgage Trust	3.500	11/25/49	1,217
		Series - 2019 4 (Class A1)
1,168,340	g,i	Sequoia Mortgage Trust	3.500	12/25/49	1,191
		Series - 2019 5 (Class A1)
652,896	g,i	Sequoia Mortgage Trust	3.500	12/25/49	665
		Series - 2019 5 (Class A19)
2,104,027	g,i	Sequoia Mortgage Trust	3.000	04/25/50	2,146
		Series - 2020 3 (Class A19)
153,193	g,i	Shellpoint Co-Originator Trust	3.500	11/25/46	154
		Series - 2016 1 (Class 1A10)
1,412,145	g,i	Shellpoint Co-Originator Trust	3.500	10/25/47	1,439
		Series - 2017 2 (Class A1)
80,825	i	Structured Agency Credit Risk Debt Note (STACR)	4.298	01/25/25	82
		Series - 2015 DN1 (Class M3)
35,267	i	STACR	3.948	03/25/25	35
		Series - 2015 HQ1 (Class M3)
280,531	i	STACR	1.498	03/25/29	281
		Series - 2016 HQA3 (Class M2)
336,462	i	STACR	3.398	07/25/29	344
		Series - 2017 DNA1 (Class M2)
464,573	i	STACR	1.348	10/25/29	465
		Series - 2017 DNA2 (Class M1)
406

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$486,208	i	STACR	1.948%	07/25/30	$482
		Series - 2018 DNA1 (Class M2)
1,460,091	i	STACR	2.472	08/25/30	1,455
		Series - 2018 HQA1 (Class M2)
12,969	g,i	STACR	4.141	08/25/48	13
		Series - 2018 SPI3 (Class M2)
1,559,179	g,i	STACR	4.481	11/25/48	1,559
		Series - 2018 SPI4 (Class M2)
335,916	g,i	STACR	2.098	10/25/49	335
		Series - 2019 DNA4 (Class M2)
2,204,689	g,i	STACR	2.198	11/25/49	2,198
		Series - 2019 HQA4 (Class M2)
620,000	g,i	STACR	1.848	12/25/49	615
		Series - 2020 DNA1 (Class M2)
670,000	g,i	STACR	1.998	02/25/50	666
		Series - 2020 DNA2 (Class M2)
2,620,000	g,i	STACR	3.248	03/25/50	2,638
		Series - 2020 HQA2 (Class M2)
475,000	g	Tricon American Homes	2.049	07/17/38	487
		Series - 2020 SFR1 (Class B)
1,398,443	g	VERUS A3 (Step Bond)	1.733	05/25/65	1,400
		Series - 2020 5 (Class A3)
1,600,000	g,i	Verus Securitization Trust	3.781	05/25/59	1,603
		Series - 2019 2 (Class M1)
1,600,000	g,i	Verus Securitization Trust	3.139	07/25/59	1,625
		Series - 2019 3 (Class M1)
1,030,000		Wells Fargo Commercial Mortgage Trust	3.539	10/15/45	1,069
		Series - 2012 LC5 (Class AS)
478,540	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	486
		Series - 2019 2 (Class A17)
		TOTAL OTHER MORTGAGE BACKED			336,996

		TOTAL STRUCTURED ASSETS			535,945
		(Cost $521,839)

		TOTAL BONDS			6,843,179
		(Cost $6,503,888)

SHARES		COMPANY
COMMON STOCKS - 59.7%

AUTOMOBILES & COMPONENTS - 1.5%
77,916		Aptiv plc			10,152
163,465		Bayerische Motoren Werke AG.			14,427
60,180		Bayerische Motoren Werke AG. (Preference)			4,054
14,525		BorgWarner, Inc			561
187,282		Denso Corp			11,147
590,480		Honda Motor Co Ltd			16,661
105,512		Magna International, Inc			7,469
56,903		Michelin (C.G.D.E.) (Class B)			7,327
443,409	e	Peugeot S.A.			12,143
31,000		Stanley Electric Co Ltd			1,000
407

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
97,152	*	Tenneco, Inc	$1,030
197,503	*	Tesla, Inc	139,372
491,800		Toyota Motor Corp	37,952
83,830		Valeo S.A.	3,307
		TOTAL AUTOMOBILES & COMPONENTS	266,602

BANKS - 2.6%
2,364		Ameris Bancorp	90
33,649		Associated Banc-Corp	574
1,050,317		Australia & New Zealand Banking Group Ltd	18,431
2,678,905		Banco Bilbao Vizcaya Argentaria S.A.	13,278
1,221,231	*	Bank Hapoalim Ltd	8,388
238,972		Bank of Montreal	18,169
180,784		Bank of Nova Scotia	9,771
55,179		Bank OZK	1,725
2,405		Banner Corp	112
55,754		Berkshire Hills Bancorp, Inc	955
376,943		BNP Paribas S.A.	19,900
3,442,500		BOC Hong Kong Holdings Ltd	10,435
16,180		Brookline Bancorp, Inc	195
10,169		Bryn Mawr Bank Corp	311
2,629		Cadence BanCorp	43
2,629,194		CaixaBank S.A.	6,758
6,038		Camden National Corp	216
79,444		Canadian Imperial Bank of Commerce	6,785
546,055		Citizens Financial Group, Inc	19,527
2,120		Columbia Banking System, Inc	76
125,626		Comerica, Inc	7,018
747		Commerce Bancshares, Inc	49
473,839		Commonwealth Bank of Australia	30,118
889		Community Trust Bancorp, Inc	33
4,937		Cullen/Frost Bankers, Inc	431
58,867	*	Customers Bancorp, Inc	1,070
750,793		DBS Group Holdings Ltd	14,228
15,927		Federal Agricultural Mortgage Corp (FAMC)	1,183
7,030		First Busey Corp	152
52,606		First Republic Bank	7,729
2,590		Glacier Bancorp, Inc	119
61,111		Great Western Bancorp, Inc	1,277
5,441		Hancock Whitney Corp	185
658,200		Hang Seng Bank Ltd	11,359
10,817		Heartland Financial USA, Inc	437
8,039		Heritage Financial Corp	188
24,702		HomeStreet, Inc	834
336,483		Huntington Bancshares, Inc	4,250
6,966,032		Intesa Sanpaolo S.p.A.	16,466
139,026		Investors Bancorp, Inc	1,468
122,862		KBC Groep NV	8,598
115,824		Kearny Financial Corp	1,223
254,567		Keycorp	4,177
27,446		Live Oak Bancshares, Inc	1,303
95,265		M&T Bank Corp	12,127
12,050		MGIC Investment Corp	151
17,431	*	Mr Cooper Group, Inc	541
408

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
31,830		National Bank Holdings Corp	$1,043
3,324		NBT Bancorp, Inc	107
543,216		New York Community Bancorp, Inc	5,731
9,051		Old National Bancorp	150
189,303		People’s United Financial, Inc	2,448
60,922		Pinnacle Financial Partners, Inc	3,923
303,472		PNC Financial Services Group, Inc	45,217
791,727		Regions Financial Corp	12,763
2,027,100		Resona Holdings, Inc	7,096
1,005,063		Skandinaviska Enskilda Banken AB (Class A)	10,350
112,861		Societe Generale	2,346
2,006,311		Standard Chartered plc	12,740
13,659		Stock Yards Bancorp, Inc	553
344,200		Sumitomo Mitsui Trust Holdings, Inc	10,620
22,588	*	SVB Financial Group	8,760
906,846		Svenska Handelsbanken AB	9,141
3,121	*	Texas Capital Bancshares, Inc	186
6,965		TFS Financial Corp	123
26,551	*	The Bancorp, Inc	362
7,365		Trico Bancshares	260
33,943	*	Tristate Capital Holdings, Inc	591
603,337		Truist Financial Corp	28,918
1,700		Trustmark Corp	46
5,827		Umpqua Holdings Corp	88
12,481		Univest Financial Corp	257
5,960		Webster Financial Corp	251
25,913		WesBanco, Inc	776
3,019		Westamerica Bancorporation	167
1,282,302		Westpac Banking Corp	19,082
1,110		Wintrust Financial Corp	68
1,706		WSFS Financial Corp	77
66,607		Zions Bancorporation	2,893
		TOTAL BANKS	449,586

CAPITAL GOODS - 3.9%
250,270		3M Co	43,745
790		Acuity Brands, Inc	96
17,432	*	Aegion Corp	331
110,001		Ashtead Group plc	5,181
142,033		Assa Abloy AB	3,510
212,409		Atlas Copco AB (A Shares)	10,917
202,746		Atlas Copco AB (B Shares)	9,101
99,002	*	Axon Enterprise, Inc	12,131
53,682		Barnes Group, Inc	2,721
2,120	*	Beacon Roofing Supply, Inc	85
172,413	*,e	Bloom Energy Corp	4,941
46,560		Bouygues S.A.	1,915
38,706		Brenntag AG.	3,010
308,152		CAE, Inc	8,538
20,439		Carlisle Cos, Inc	3,192
219,371		Caterpillar, Inc	39,930
919,426		CNH Industrial NV	11,558
48,087		Cubic Corp	2,983
42,051		Cummins, Inc	9,550
409

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
86,153		Curtiss-Wright Corp	$10,024
39,500		Daifuku Co Ltd	4,888
84,700		Daikin Industries Ltd	18,843
92,545		DCC plc	6,549
117,448		Deere & Co	31,599
201,312		Eaton Corp	24,186
2,820		EMCOR Group, Inc	258
139,227		Fastenal Co	6,798
118,097		Ferguson plc	14,349
117,553		Fortive Corp	8,325
15,340	*	Herc Holdings, Inc	1,019
166,454		Hexcel Corp	8,071
103,600	*	Hitachi Construction Machinery Co Ltd	2,946
26,167		Hochtief AG.	2,546
1,811		IDEX Corp	361
188,762		Illinois Tool Works, Inc	38,485
375,727		Johnson Controls International plc	17,505
303,500		Kajima Corp	4,071
1,335,270	e	Keppel Corp Ltd	5,438
417,800		Komatsu Ltd	11,530
573,800	e	Kubota Corp	12,536
14,151		Legrand S.A.	1,266
86		Lennox International, Inc	24
201,170		Masco Corp	11,050
107,470	*	Mercury Systems, Inc	9,464
618,000		Mitsubishi Corp	15,235
27,341		Moog, Inc (Class A)	2,168
48,277		MTU Aero Engines Holding AG.	12,584
6,318	*	MYR Group, Inc	380
333,800		Obayashi Corp	2,882
5,749		Owens Corning, Inc	435
73,177		PACCAR, Inc	6,314
56,410		Parker-Hannifin Corp	15,367
148,986	*	Plug Power, Inc	5,052
44,712		Rockwell Automation, Inc	11,214
44,046		Roper Technologies Inc	18,988
6,577		Rush Enterprises, Inc (Class A)	272
256,074		Sandvik AB	6,316
162,668		Schneider Electric S.A.	23,510
386,200		Shimizu Corp	2,811
203,027		Siemens AG.	29,245
825,000	e	Singapore Technologies Engineering Ltd	2,388
11,008		Snap-On, Inc	1,884
13,095		Stanley Black & Decker, Inc	2,338
44,001	*	Teledyne Technologies, Inc	17,247
81,936		Trane Technologies plc	11,894
20,355	*	Trimas Corp	645
35,823	*	United Rentals, Inc	8,308
20,908	*	Vectrus, Inc	1,039
46,500		Vestas Wind Systems AS	10,985
646,525		Volvo AB (B Shares)	15,305
15,523		W.W. Grainger, Inc	6,339
1,964		Wabash National Corp	34
350,496		Wartsila Oyj (B Shares)	3,508
410

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
3,684	*	WESCO International, Inc	$289
42,524		Woodward Inc	5,168
12,800	e	WSP Global, Inc	1,213
43,453		Xylem, Inc	4,423
		TOTAL CAPITAL GOODS	671,346

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,604		ABM Industries, Inc	99
20,398		ACCO Brands Corp	172
25,543		Adecco S.A.	1,701
1,000	*	ASGN Inc	84
1,175		Brambles Ltd	10
18,474		Cintas Corp	6,530
162,221	*	Copart, Inc	20,643
14,671	*	FTI Consulting, Inc	1,639
7,701		Heidrick & Struggles International, Inc	226
9,677	*	Huron Consulting Group, Inc	570
5,731		ICF International, Inc	426
310,207		IHS Markit Ltd	27,866
125,772		Intertek Group plc	9,715
47,960		Kelly Services, Inc (Class A)	987
37,666		Randstad Holdings NV	2,438
399,200		Recruit Holdings Co Ltd	16,768
724,451		RELX plc (London)	17,725
21,731		Resources Connection, Inc	273
61,501		Robert Half International, Inc	3,843
1,100		Secom Co Ltd	101
3,476		SGS S.A.	10,478
11,939		Teleperformance	3,963
140,551		TransUnion	13,945
1,668	*	TriNet Group, Inc	134
17,456		Verisk Analytics, Inc	3,624
42,474		Viad Corp	1,536
170,549		Waste Management, Inc	20,113
29,805		Wolters Kluwer NV	2,515
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	168,124

CONSUMER DURABLES & APPAREL - 1.3%
51,093		Adidas-Salomon AG.	18,588
540,582		Barratt Developments plc	4,942
73,428		Berkeley Group Holdings plc	4,750
92,878	*	Burberry Group plc	2,268
17,548		Callaway Golf Co	421
56,547		DR Horton, Inc	3,897
109,662		Essilor International S.A.	17,089
46,726		Ethan Allen Interiors, Inc	944
6,993		Garmin Ltd	837
30,027	*,e	GoPro, Inc	249
9,916	*	Green Brick Partners, Inc	228
804		Hasbro, Inc	75
27,566	*,e	iRobot Corp	2,213
46,681		Lennar Corp (Class A)	3,559
32,205	*	Lululemon Athletica, Inc	11,208
20,479	*	Mohawk Industries, Inc	2,887
411

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
10,439		Newell Brands Inc	$222
461,412		Nike, Inc (Class B)	65,276
2,483	*	NVR, Inc	10,130
990,000		Panasonic Corp	11,541
23,595		Pandora AS	2,641
9,035		Puma AG. Rudolf Dassler Sport	1,017
448		PVH Corp	42
5,792		SEB S.A.	1,053
296,900		Sekisui House Ltd	6,048
225,400	*,e	Sharp Corp	3,425
157,693	*	Sonos, Inc	3,688
324,000		Sony Corp	32,649
1,162,041		Taylor Wimpey plc	2,628
69,479		VF Corp	5,934
		TOTAL CONSUMER DURABLES & APPAREL	220,449

CONSUMER SERVICES - 1.3%
138,079		Accor S.A.	5,010
33,403	*	American Public Education, Inc	1,018
39,030	*	Bright Horizons Family Solutions	6,752
31,423		Carriage Services, Inc	984
12,054	*	Chipotle Mexican Grill, Inc (Class A)	16,715
780,154		Compass Group plc	14,551
50,941		Darden Restaurants, Inc	6,068
92,226	e	Dave & Buster’s Entertainment, Inc	2,769
28,039		Domino’s Pizza, Inc	10,752
43,553	*	El Pollo Loco Holdings, Inc	788
16,104	*	frontdoor, Inc	809
8,416		Graham Holdings Co	4,489
278,551		Hilton Worldwide Holdings, Inc	30,992
173,838		InterContinental Hotels Group plc	11,267
20,270		Marriott Vacations Worldwide Corp	2,782
65,700		Oriental Land Co Ltd	10,856
32,596	*	Planet Fitness, Inc	2,530
250,815		Royal Caribbean Cruises Ltd	18,733
92,666		Service Corp International	4,550
3,541	*	Shake Shack, Inc	300
85,196		Six Flags Entertainment Corp	2,905
530,209		Starbucks Corp	56,722
101,904	*	Terminix Global Holdings, Inc	5,198
22,729		Vail Resorts, Inc	6,341
87,052		Wendy’s	1,908
105,535	*	Whitbread plc	4,470
27,187	*	WW International Inc	663
		TOTAL CONSUMER SERVICES	230,922

DIVERSIFIED FINANCIALS - 3.5%
799,668		3i Group plc	12,648
208,403		Ally Financial, Inc	7,432
385,720		American Express Co	46,637
2,187		Ameriprise Financial, Inc	425
64,319	g	Amundi S.A.	5,242
24,514		Annaly Capital Management, Inc	207
592,322		Bank of New York Mellon Corp	25,138
412

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
71,237		BlackRock, Inc	$51,400
3,313		Blackstone Group, Inc	215
448,702		Brookfield Asset Management, Inc	18,549
723,762		Charles Schwab Corp	38,388
149,577		CME Group, Inc	27,231
47,319		Deutsche Boerse AG.	8,057
416,331		Discover Financial Services	37,690
1,832		Equitable Holdings, Inc	47
42,522		Eurazeo	2,889
10,467		Factset Research Systems, Inc	3,480
115,174		Franklin Resources, Inc	2,878
12,011	*	Green Dot Corp	670
399,546		Hong Kong Exchanges and Clearing Ltd	21,916
408,106		Intercontinental Exchange Group, Inc	47,051
48,473		Invesco Ltd	845
201,402		Kinnevik AB	10,118
136,242		London Stock Exchange Group plc	16,817
147,667		Macquarie Group Ltd	15,762
22,024		MarketAxess Holdings, Inc	12,566
426,600		Mitsubishi UFJ Lease & Finance Co Ltd	2,049
78,611		Moody’s Corp	22,816
791,002		Morgan Stanley	54,207
27,645		Nasdaq Inc	3,670
1,019,122		Natixis	3,492
12,048	*,†	NewStar Financial, Inc	3
140,070		Northern Trust Corp	13,046
5,978	*	PRA Group, Inc	237
126,235		S&P Global, Inc	41,497
132,283		Schroders plc	6,032
2,147,611		Standard Life Aberdeen plc	8,232
146,431		State Street Corp	10,657
32,063		T Rowe Price Group, Inc	4,854
1,271,858		UBS Group AG	17,908
29,618		Voya Financial, Inc	1,742
26,666		Wendel	3,182
		TOTAL DIVERSIFIED FINANCIALS	607,922

ENERGY - 1.7%
437,299		Antero Midstream Corp	3,372
194,622		Apache Corp	2,762
305,507		Baker Hughes Co	6,370
1,115,825		Cenovus Energy, Inc (Toronto)	6,794
3,725	*	ChampionX Corp	57
156,366	*	Cheniere Energy, Inc	9,387
521,055		Chevron Corp	44,003
17,352		Cimarex Energy Co	651
554,223		ConocoPhillips	22,163
4,244		Delek US Holdings, Inc	68
591,524		Enbridge, Inc (Toronto)	18,918
1,343,790		ENI S.p.A.	14,029
244,316		EQT Corp	3,105
718,937		Equinor ASA	12,133
504,797		Galp Energia SGPS S.A.	5,349
306,792	*	Helix Energy Solutions Group, Inc	1,289
413

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
113,341		Hess Corp	$5,983
257,586		Inpex Holdings, Inc	1,389
5,808	e	Keyera Corp	103
1,116,266		Kinder Morgan, Inc	15,259
6,109		Koninklijke Vopak NV	321
840,835		Kosmos Energy Ltd	1,976
1,622,075		Marathon Oil Corp	10,819
208,906		Neste Oil Oyj	15,167
9,659	*	Nov, Inc	133
5,830	*	Oceaneering International, Inc	46
158,558		OMV AG.	6,333
26,109		ONEOK, Inc	1,002
247,971		Parsley Energy, Inc	3,521
1,044,025		Repsol YPF S.A.	10,518
582,790		Schlumberger Ltd	12,722
114,888	*	Select Energy Services, Inc	471
861,890	*	Southwestern Energy Co	2,568
770,598		Suncor Energy, Inc	12,925
662,053		Total S.A.	28,576
237,258		Valero Energy Corp	13,422
966		Woodside Petroleum Ltd	17
		TOTAL ENERGY	293,721

FOOD & STAPLES RETAILING - 0.6%
293,800		Aeon Co Ltd	9,639
232,229		Alimentation Couche Tard, Inc	7,914
222,221	*	BJ’s Wholesale Club Holdings, Inc	8,285
86,085		Carrefour S.A.	1,474
61,798		Casey’s General Stores, Inc	11,038
57,614	*	Chefs’ Warehouse Holdings, Inc	1,480
13,275		Coles Group Ltd	186
81,599		George Weston Ltd	6,095
1,559		ICA Gruppen AB	78
1,937,913		J Sainsbury plc	5,957
1,474		Jeronimo Martins SGPS S.A.	25
75,900		Kobe Bussan Co Ltd	2,332
800		Lawson, Inc	37
138,558		Loblaw Cos Ltd	6,837
54,697	*	Performance Food Group Co	2,604
43,004		Pricesmart, Inc	3,917
72,150		SpartanNash Co	1,256
233,349	*	Sprouts Farmers Market, Inc	4,690
4,786,458		Tesco plc	15,105
111,709	*	United Natural Foods, Inc	1,784
289,247	*	US Foods Holding Corp	9,635
1,600		Welcia Holdings Co Ltd	60
1,824,513		WM Morrison Supermarkets plc	4,415
		TOTAL FOOD & STAPLES RETAILING	104,843

FOOD, BEVERAGE & TOBACCO - 2.2%
364,500		Ajinomoto Co, Inc	8,260
246,023	*	Associated British Foods plc	7,596
3,213		Barry Callebaut AG.	7,657
54,699	*,e	Beyond Meat, Inc	6,837
414

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
1,758		Bunge Ltd	$115
90,938		Campbell Soup Co	4,397
423,452		Coca-Cola Amatil Ltd	4,219
1,281,288		Coca-Cola Co	70,266
216,281		Coca-Cola European Partners plc (Class A)	10,777
214,966		Coca-Cola HBC AG.	6,961
251,545		Danone	16,553
14,883	*	Darling International, Inc	859
64,024		Fresh Del Monte Produce, Inc	1,541
431,309		General Mills, Inc	25,361
2,360	*	Hain Celestial Group, Inc	95
244,776		Hormel Foods Corp	11,409
155,751		Kellogg Co	9,692
91,432		Kerry Group plc (Class A)	13,280
146,000		Kikkoman Corp	10,161
85,126		McCormick & Co, Inc	8,138
88,600		MEIJI Holdings Co Ltd	6,236
113,527	e	Mowi ASA	2,529
598,296		Nestle S.A.	70,725
29,600		Nissin Food Products Co Ltd	2,537
302,914		Orkla ASA	3,075
472,891		PepsiCo, Inc	70,130
141,100	e	Suntory Beverage & Food Ltd	4,998
9,964	*	TreeHouse Foods, Inc	423
73,000		Yakult Honsha Co Ltd	3,682
		TOTAL FOOD, BEVERAGE & TOBACCO	388,509

HEALTH CARE EQUIPMENT & SERVICES - 3.4%
43,051	*	Abiomed, Inc	13,957
40,357	*,e	Accelerate Diagnostics, Inc	306
219,862		Alcon, Inc	14,598
199,000		Alfresa Holdings Corp	3,647
49,876	*	Align Technology, Inc	26,653
320,627	*	Allscripts Healthcare Solutions, Inc	4,630
71,154	*	Angiodynamics, Inc	1,091
224,873	*	Antares Pharma, Inc	897
32,319	*	AtriCure, Inc	1,799
1,820	*,e	Axonics Modulation Technologies, Inc	91
49,966		Becton Dickinson & Co	12,502
2,533	*	BioTelemetry, Inc	183
169,501		Cardinal Health, Inc	9,078
27,564	*	Cardiovascular Systems, Inc	1,206
433,259	*	Centene Corp	26,008
367,178		Cerner Corp	28,816
291,182	*	Cerus Corp	2,015
153,079		Cigna Corp	31,868
6,294		Cochlear Ltd	918
50,637		Coloplast AS	7,744
22,324	e	Computer Programs & Systems, Inc	599
40,883		Cooper Cos, Inc	14,854
100,033	*	Covetrus, Inc	2,875
414,093		CVS Health Corp	28,283
206,372		Dentsply Sirona, Inc	10,806
56,191	*	DexCom, Inc	20,775
415

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
419,401	*	Edwards Lifesciences Corp	$38,262
163,472	*	Envista Holdings Corp	5,514
355,621		Fisher & Paykel Healthcare Corp	8,445
50,275	*	GenMark Diagnostics, Inc	734
15,806	*	Glaukos Corp	1,190
57,077	*	Globus Medical, Inc	3,723
81,349		GN Store Nord	6,485
11,735	*	Guardant Health, Inc	1,512
9,550	*	Haemonetics Corp	1,134
124,712		HCA Healthcare, Inc	20,510
66,730	*	Health Catalyst, Inc	2,905
27,544	*	Henry Schein, Inc	1,842
14,207	*,e	Heska Corp	2,069
28,109		Hill-Rom Holdings, Inc	2,754
36,001	*	HMS Holdings Corp	1,323
110,573	*	Hologic, Inc	8,053
103,119		Humana, Inc	42,307
58,569	*	IDEXX Laboratories, Inc	29,277
8,609	*	Inogen, Inc	385
527	*	Insulet Corp	135
23,129	*	Integer Holding Corp	1,878
45,180	*	Laboratory Corp of America Holdings	9,196
27,738		LeMaitre Vascular, Inc	1,123
9,373	*	LivaNova plc	621
1,600	*	Magellan Health Services, Inc	132
14,728	*	Meridian Bioscience, Inc	275
104,888	*	Merit Medical Systems, Inc	5,822
109,076	*	NextGen Healthcare, Inc	1,990
42,357	*	Omnicell, Inc	5,084
61,303	*	OraSure Technologies, Inc	649
37,581	*	Orthofix Medical Inc	1,615
15,154	*	Penumbra, Inc	2,652
2,830		Premier, Inc	99
3,235	*	Providence Service Corp	448
27,819		Quest Diagnostics, Inc	3,315
74,643	*	Quidel Corp	13,410
143,876		Ramsay Health Care Ltd	6,913
81,129		Resmed, Inc	17,245
282,183		Ryman Healthcare Ltd	3,096
41,536	*	Sonova Holdings AG	10,803
47,805	*	Staar Surgical Co	3,787
32,812		STERIS plc	6,219
79,600		Sysmex Corp	9,578
31,551	*	Tactile Systems Technology, Inc	1,418
26,344	*	Tandem Diabetes Care, Inc	2,521
100,833	*,e	Teladoc, Inc	20,163
16,267	*,e	Triple-S Management Corp (Class B)	347
37,627	*	Varian Medical Systems, Inc	6,585
61,028	*,e	Vocera Communications, Inc	2,534
44,226		West Pharmaceutical Services, Inc	12,530
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	596,806

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
32,966		Beiersdorf AG.	3,790
416

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
83,755		Clorox Co	$16,912
305,727		Colgate-Palmolive Co	26,143
367,053		Essity AB	11,826
79,988		Estee Lauder Cos (Class A)	21,292
100,862		Henkel KGaA	9,719
37,753		Henkel KGaA (Preference)	4,257
172,500		Kao Corp	13,327
64,819		Kimberly-Clark Corp	8,740
23,200		Kobayashi Pharmaceutical Co Ltd	2,836
10,600		Kose Corp	1,811
92,800	e	Lion Corp	2,248
69,478		L’Oreal S.A.	26,509
717,014		Procter & Gamble Co	99,765
189,400		Shiseido Co Ltd	13,111
234,200		Uni-Charm Corp	11,107
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	273,393

INSURANCE - 2.0%
1,924,431		Aegon NV	7,676
319,193		Aflac, Inc	14,195
112,946		Allianz AG.	27,748
113,139		Allstate Corp	12,437
74,175		Aon plc	15,671
114		Arthur J. Gallagher & Co	14
519,493		Assicurazioni Generali S.p.A.	9,096
2,745,027		Aviva plc	12,210
574,060		AXA S.A.	13,767
233,047		Chubb Ltd	35,871
181,875		CNP Assurances	2,955
1,814	*	eHealth, Inc	128
286,581	*	Genworth Financial, Inc (Class A)	1,083
3,720,580		Legal & General Group plc	13,559
84,233		Lincoln National Corp	4,238
207,462		Loews Corp	9,340
276,576		Marsh & McLennan Cos, Inc	32,360
82,300		Mitsui Sumitomo Insurance Group Holdings, Inc	2,504
31,684		Muenchener Rueckver AG.	9,414
234,400		NKSJ Holdings, Inc	9,503
642		Principal Financial Group	32
287,037		Progressive Corp	28,382
314,755		Prudential Financial, Inc	24,573
75,475		Sun Life Financial, Inc	3,356
120,642		Swiss Re Ltd	11,366
130,200		Tokio Marine Holdings, Inc	6,708
150,972		Travelers Cos, Inc	21,192
388		White Mountains Insurance Group Ltd	388
15,095		Willis Towers Watson plc	3,180
49,497		Zurich Insurance Group AG	20,859
		TOTAL INSURANCE	353,805

MATERIALS - 3.0%
142,583		Agnico-Eagle Mines Ltd	10,035
132,474		Air Liquide	21,719
16,377		Amcor plc	193
417

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
164,633		Antofagasta plc	$3,230
12,657		Aptargroup, Inc	1,733
480,800		Asahi Kasei Corp	4,928
612	*	Axalta Coating Systems Ltd	17
784,715		B2Gold Corp	4,395
237,537		Ball Corp	22,134
175,954		BASF SE	13,908
213,652		BlueScope Steel Ltd	2,885
292,613		Boliden AB	10,381
83,968	*	Century Aluminum Co	926
4,061	*	Christian Hansen Holding	420
1,679		Compass Minerals International, Inc	104
345,191		CRH plc	14,680
89,942		Croda International plc	8,088
45,293		DSM NV	7,789
514,235		DuPont de Nemours, Inc	36,567
165,231		Ecolab, Inc	35,749
496,318		Evolution Mining Ltd	1,910
805,215		Fortescue Metals Group Ltd	14,544
68,702		Franco-Nevada Corp	8,614
3,439		Givaudan S.A.	14,550
102,204		HeidelbergCement AG.	7,610
204,900		Hitachi Metals Ltd	3,115
15,725	e	International Flavors & Fragrances, Inc	1,712
11,455		Johnson Matthey plc	380
234,216		Linde plc	61,718
17,256		Martin Marietta Materials, Inc	4,900
486,000		Mitsubishi Chemical Holdings Corp	2,944
141,592		Mitsui Chemicals, Inc	4,159
279,116		Mondi plc	6,540
148,116		Mosaic Co	3,408
435,438		Newcrest Mining Ltd	8,690
487,682		Newmont Goldcorp Corp	29,207
9,600	e	Nippon Paint Co Ltd	1,055
704,000	*	Nippon Steel Corp	9,080
89,700		Nitto Denko Corp	8,035
1,459,283		Norsk Hydro ASA	6,792
153,802		Nucor Corp	8,181
281,776		Nutrien Ltd (Toronto)	13,556
22,345		PPG Industries, Inc	3,223
3,446		Reliance Steel & Aluminum Co	413
5,386		Schnitzer Steel Industries, Inc (Class A)	172
119,300		Shin-Etsu Chemical Co Ltd	20,939
48,119		Sika AG.	13,117
152,065		Stora Enso Oyj (R Shares)	2,912
1,354,900		Sumitomo Chemical Co Ltd	5,461
250,200		Sumitomo Metal Mining Co Ltd	11,129
168,077	*	Summit Materials, Inc	3,375
454,344		Svenska Cellulosa AB (B Shares)	7,944
506,492		Teck Cominco Ltd	9,192
9,000		Toray Industries, Inc	53
27,032		Trinseo S.A.	1,384
190,257		Umicore S.A.	9,145
24,373		UPM-Kymmene Oyj	909
418

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
33,281	*	US Concrete, Inc	$1,330
112,930		Voestalpine AG.	4,031
120,838		Wheaton Precious Metals Corp	5,047
		TOTAL MATERIALS	520,357

MEDIA & ENTERTAINMENT - 3.5%
523,493		Activision Blizzard, Inc	48,606
67,577	*	Alphabet, Inc (Class A)	118,438
66,815	*	Alphabet, Inc (Class C)	117,052
3,382		Cable One, Inc	7,534
17,428	*,e	Cardlytics, Inc	2,488
212,229	e	Cinemark Holdings, Inc	3,695
329,886	*,e	Discovery, Inc (Class A)	9,926
450,836	*	Discovery, Inc (Class C)	11,807
184,375		Electronic Arts, Inc	26,476
178,423	*	Gray Television, Inc	3,192
122,243	*,e	iHeartMedia, Inc	1,587
101,331	*	Imax Corp	1,826
655,398		Informa plc	4,901
118,083		Interpublic Group of Cos, Inc	2,777
56,677		John Wiley & Sons, Inc (Class A)	2,588
11,188	*	Liberty Broadband Corp (Class A)	1,763
200,071	*	Liberty Broadband Corp (Class C)	31,685
139,444	*	Live Nation, Inc	10,246
20,095	*	Madison Square Garden Co	3,700
67,975		New York Times Co (Class A)	3,519
34,700		Nintendo Co Ltd	22,275
344,725		Omnicom Group, Inc	21,501
585,089	*	Pinterest, Inc	38,557
44,164		Scholastic Corp	1,104
10,426		Seek Ltd	229
106,166	e	Sinclair Broadcast Group, Inc (Class A)	3,381
2,097,487	e	Sirius XM Holdings, Inc	13,361
10,548	*	Snap, Inc	528
91,975	*	Take-Two Interactive Software, Inc	19,112
15,254		TEGNA, Inc	213
208,391	*	TripAdvisor, Inc	5,998
504,552	*	Twitter, Inc	27,322
157,334		Vivendi Universal S.A.	5,075
45,378		World Wrestling Entertainment, Inc (Class A)	2,180
766,310		WPP plc	8,304
1,782,581	*	Zynga, Inc	17,594
		TOTAL MEDIA & ENTERTAINMENT	600,540

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.8%
454,860		AbbVie, Inc	48,738
62,725	*	Acadia Pharmaceuticals, Inc	3,353
89,901	*	Aerie Pharmaceuticals, Inc	1,215
177,155		Agilent Technologies, Inc	20,991
54,311	*	Agios Pharmaceuticals, Inc	2,353
212,381		Amgen, Inc	48,831
22,172	*	AnaptysBio, Inc	477
49,057	*	Assembly Biosciences, Inc	297
789,014		Astellas Pharma, Inc	12,217
419

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
316,107		AstraZeneca plc	$31,520
12,200		AstraZeneca plc (ADR)	610
83,143	*	Atara Biotherapeutics, Inc	1,632
7,622	*,e	Avrobio, Inc	106
3,566	*	Axsome Therapeutics, Inc	291
307,679	*	BioCryst Pharmaceuticals, Inc	2,292
69,173	*	Biogen, Inc	16,938
56,285	*	BioMarin Pharmaceutical, Inc	4,936
130,039	*	Bluebird Bio, Inc	5,627
816,433		Bristol-Myers Squibb Co	50,643
238,969	*,e	Canopy Growth Corp (Toronto)	5,880
307,691		Chugai Pharmaceutical Co Ltd	16,417
66,315	*	Collegium Pharmaceutical, Inc	1,328
121,874		CSL Ltd	26,629
93,300		Eisai Co Ltd	6,672
310,094		Eli Lilly & Co	52,356
5,911	*,e	Esperion Thereapeutics, Inc	154
39,409	*,e	Flexion Therapeutics, Inc	455
434,627		Gilead Sciences, Inc	25,321
879,129		GlaxoSmithKline plc	16,086
74,501		H Lundbeck AS	2,551
39,223	*	Halozyme Therapeutics, Inc	1,675
15,959	*	Illumina, Inc	5,905
39,698	*	Insmed, Inc	1,322
23,067	*	Intersect ENT, Inc	528
105,537	*	Intra-Cellular Therapies, Inc	3,356
67,936	*	IQVIA Holdings, Inc	12,172
32,728	*	Jazz Pharmaceuticals plc	5,402
76,245	*	Karyopharm Therapeutics, Inc	1,180
27,166		Lonza Group AG.	17,499
93,846	*	MacroGenics, Inc	2,145
808,624		Merck & Co, Inc	66,145
78,350		Merck KGaA	13,438
6,953	*	Mettler-Toledo International, Inc	7,924
3,119	*	Mirati Therapeutics, Inc	685
6,222	*,e	Novavax, Inc	694
442,599		Novo Nordisk AS	30,875
341,800		Ono Pharmaceutical Co Ltd	10,300
436,736	*,e	Opko Health, Inc	1,725
112,050		Orion Oyj (Class B)	5,147
49,854		Perrigo Co plc	2,230
83,235	*	Prothena Corp plc	1,000
11,317	*	Regeneron Pharmaceuticals, Inc	5,467
17,211	*	Repligen Corp	3,298
86,242	*	Revance Therapeutics, Inc	2,444
153,500		Roche Holding AG.	53,464
7,354	*	Sage Therapeutics, Inc	636
103,278	*	Sangamo Therapeutics Inc	1,612
18,000		Santen Pharmaceutical Co Ltd	292
125,300		Shionogi & Co Ltd	6,850
189,500		Sumitomo Dainippon Pharma Co Ltd	2,801
468,149	*,e	TherapeuticsMD, Inc	567
104,261		Thermo Fisher Scientific, Inc	48,563
5,130	*	Tricida, Inc	36
420

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
104,008		UCB S.A.	$10,744
32,761	*,e	Ultragenyx Pharmaceutical, Inc	4,535
162,787	*	Vertex Pharmaceuticals, Inc	38,473
21,956	*	Waters Corp	5,432
30,112	*,e	ZIOPHARM Oncology, Inc	76
270,039		Zoetis, Inc	44,691
15,799	*	Zogenix, Inc	316
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	828,560

REAL ESTATE - 1.9%
58,223		Alexandria Real Estate Equities, Inc	10,377
187,032		American Tower Corp	41,981
3,067		Americold Realty Trust	114
85,052		Boston Properties, Inc	8,040
768,947		British Land Co plc	5,150
60,579		Brixmor Property Group, Inc	1,003
2,816,573		CapitaLand Ltd	6,989
32,768		CatchMark Timber Trust, Inc	307
97,199	*	CBRE Group, Inc	6,096
176,600		City Developments Ltd	1,065
9,814		Coresite Realty	1,229
28,593		Cousins Properties, Inc	958
36,196		CyrusOne, Inc	2,648
301,100		Daiwa House Industry Co Ltd	8,953
155,597		Deutsche Wohnen AG.	8,302
274,216	*	DiamondRock Hospitality Co	2,262
6,866		Douglas Emmett, Inc	200
26,997		Easterly Government Properties, Inc	611
42,559		Equinix, Inc	30,395
39,158		First Industrial Realty Trust, Inc	1,650
28,167		Fonciere Des Regions	2,585
55,983		Franklin Street Properties Corp	245
539		Gecina S.A.	84
710,446		Goodman Group	10,385
683,337		GPT Group	2,377
238,957		Healthpeak Properties Inc	7,224
345,578		Host Hotels and Resorts, Inc	5,056
37,139	*	Howard Hughes Corp	2,931
26,120		Hudson Pacific Properties	627
322,500		Hulic Co Ltd	3,548
945	e	Iron Mountain, Inc	28
30,104		iStar Inc	447
6,486	*	Jones Lang LaSalle, Inc	962
4,380		Kilroy Realty Corp	251
98,487		Kimco Realty Corp	1,478
37,913	e	Klepierre	855
55,191		Lend Lease Corp Ltd	558
1,388,400		Link REIT	12,609
281,831	e	Macerich Co	3,007
1,039,835		Mirvac Group	2,112
567,800		Mitsubishi Estate Co Ltd	9,126
362,810		Mitsui Fudosan Co Ltd	7,597
97,100		Nomura Real Estate Holdings, Inc	2,153
478,042		Park Hotels & Resorts, Inc	8,198
421

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
7,000		Piedmont Office Realty Trust, Inc	$114
408,978		Prologis, Inc	40,759
6,300		QTS Realty Trust, Inc	390
68,873	*	Realogy Holdings Corp	904
17,946		Regency Centers Corp	818
37,230		RLJ Lodging Trust	527
3,556		RMR Group, Inc	137
59,552		SBA Communications Corp	16,801
672,078		Segro plc	8,721
603,735		Stockland Trust Group	1,949
536,500		Swire Pacific Ltd (Class A)	2,955
1,257,600		Swire Properties Ltd	3,656
38,059		UDR, Inc	1,463
120,218	e	Unibail-Rodamco-Westfield	9,363
77,936		Ventas, Inc	3,822
208,077		Welltower, Inc	13,446
279,243		Weyerhaeuser Co	9,363
66,474		Xenia Hotels & Resorts, Inc	1,010
		TOTAL REAL ESTATE	338,971

RETAILING - 2.8%
52,124	*	1-800-FLOWERS.COM, Inc (Class A)	1,355
28,610		Advance Auto Parts, Inc	4,506
24,474	*	Booking Holdings, Inc	54,510
99	*	Burlington Stores, Inc	26
3,890	*	CarMax, Inc	367
65,087	*,g	Delivery Hero AG.	10,179
102,541		Designer Brands, Inc	784
21,858	*	Dollar Tree, Inc	2,362
805,244		eBay, Inc	40,464
280,263		Expedia Group, Inc	37,107
15,700		Fast Retailing Co Ltd	14,078
7,052	*	Five Below, Inc	1,234
26,527		Gap, Inc	536
28,224	*	Genesco, Inc	849
679		Genuine Parts Co	68
45,833	*	Groupon, Inc	1,741
54,715		Hennes & Mauritz AB (B Shares)	1,149
31,775	*,e	Hibbett Sports, Inc	1,467
302,524		Home Depot, Inc	80,356
318,925		Industria De Diseno Textil S.A.	10,123
185,262	*	JD Sports Fashion plc	2,176
25,673		Kering	18,632
579,682	*	Kingfisher plc	2,142
22,420	*	Lands’ End, Inc	484
93,580	*	LKQ Corp	3,298
250,310		Lowe’s Companies, Inc	40,177
491,707	e	Macy’s, Inc	5,532
38,743	*	MarineMax, Inc	1,357
700		Marui Co Ltd	12
370	*	MercadoLibre, Inc	620
40,457		Next plc	3,901
177,046	*	Ocado Ltd	5,536
201		Pool Corp	75
422

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
165,869		Prosus NV	$17,910
171,930	*	Quotient Technology, Inc	1,620
823,400	*,e	Rakuten, Inc	7,923
128,948	*	RealReal, Inc	2,520
50,322		Ross Stores, Inc	6,180
1,746	*,e	Sally Beauty Holdings, Inc	23
18,267		Shoe Carnival, Inc	716
236,234		Target Corp	41,702
29,768		Tiffany & Co	3,913
369,711		TJX Companies, Inc	25,248
19,268		Tractor Supply Co	2,709
100,139	*,e	Wayfair, Inc	22,612
33,038		Williams-Sonoma, Inc	3,365
874		Winmark Corp	162
44,352	*,g	Zalando SE	4,933
20,869	*	Zumiez, Inc	768
		TOTAL RETAILING	489,507

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
413,065		Applied Materials, Inc	35,648
277,300		ASM Pacific Technology	3,662
95,851		ASML Holding NV	46,409
25,773	*	Cirrus Logic, Inc	2,119
27,445	*	Cree, Inc	2,906
83,349	*	First Solar, Inc	8,245
1,494,488		Intel Corp	74,455
66,387		Lam Research Corp	31,353
178,323		NVIDIA Corp	93,120
22,132	*	Silicon Laboratories, Inc	2,818
393,020		Texas Instruments, Inc	64,506
46,800		Tokyo Electron Ltd	17,483
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	382,724

SOFTWARE & SERVICES - 6.6%
260,183		Accenture plc	67,962
164,623	*	Adobe, Inc	82,331
110,866		Amadeus IT Holding S.A.	8,184
9,303	*	Anaplan, Inc	668
25,925	*	Aspen Technology, Inc	3,377
107,836	e	Atos Origin S.A.	9,847
162,512	*	Autodesk, Inc	49,621
178,260		Automatic Data Processing, Inc	31,409
170,770	*	Avaya Holdings Corp	3,270
59,147	*	Benefitfocus, Inc	856
12,888	*	Bill.Com Holdings, Inc	1,759
16,128		Blackbaud, Inc	928
100,224	*	Blackline, Inc	13,368
158,601	*	Cadence Design Systems, Inc	21,638
95,154		Cap Gemini S.A.	14,801
117,233	*	CGI, Inc	9,301
36,352	*	ChannelAdvisor Corp	581
3,509		Computershare Ltd	40
32,803	*	Concentrix Corp	3,238
343,734	*	Conduent, Inc	1,650
423

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
64,411		CSG Systems International, Inc	$2,903
506,298		DXC Technology Co	13,037
44,846	*	Elastic NV	6,553
66,107	*	ExlService Holdings, Inc	5,628
124,003	*	Five9, Inc	21,626
101,000		Fujitsu Ltd	14,598
443,959		International Business Machines Corp	55,886
133,692		Intuit, Inc	50,783
262,881	*,e	Limelight Networks, Inc	1,049
20,765	*	Liveperson, Inc	1,292
1,599,567		Microsoft Corp	355,776
206,881		NEC Corp	11,112
101,388	*	New Relic, Inc	6,631
206,400		Nomura Research Institute Ltd	7,384
141,561	*	Nutanix, Inc	4,512
71,694	*	Okta, Inc	18,229
8,622	*	OneSpan, Inc	178
1,800		Otsuka Corp	95
32,226	*	Paylocity Holding Corp	6,636
63,705	*	Perficient, Inc	3,036
24,547	*,e	Qualys, Inc	2,992
34,558	*	Rapid7, Inc	3,116
550,697		Sabre Corp	6,619
296,470	*	salesforce.com, Inc	65,973
262,574		SAP AG.	34,008
116,359		Science Applications International Corp	11,012
26,716	*	Shopify, Inc (Class A) (Toronto)	30,167
40,288	*	Smartsheet, Inc	2,792
70,959	*	SPS Commerce, Inc	7,705
900		Sumisho Computer Systems Corp	51
127,872	*	SVMK, Inc	3,267
80,712	*	Sykes Enterprises, Inc	3,040
223,164	*	Teradata Corp	5,015
34,810		TTEC Holdings, Inc	2,539
55,027	*	Virtusa Corp	2,814
157,927	*,e	VMware, Inc (Class A)	22,151
85,692	*	WEX, Inc	17,441
149,466		Wisetech Global Ltd	3,552
79,076	*	Workday, Inc	18,947
10,974	*	Workiva, Inc	1,005
439	*	Xero Ltd	50
		TOTAL SOFTWARE & SERVICES	1,156,029

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
3,365,420		Apple, Inc	446,558
4,043		Belden CDT, Inc	169
4,665		Benchmark Electronics, Inc	126
152,962	*	Ciena Corp	8,084
1,398,771		Cisco Systems, Inc	62,595
3,877		Cognex Corp	311
39,338		CTS Corp	1,351
75,293		Dolby Laboratories, Inc (Class A)	7,313
2,887	*	Fabrinet	224
1,776,446		Hewlett Packard Enterprise Co	21,051
424

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
211,151		HP, Inc	$5,192
14,782	*	Insight Enterprises, Inc	1,125
5,007	*	Itron, Inc	480
50,674		Keyence Corp	28,505
61,326	*	Keysight Technologies, Inc	8,101
28,526	*	Kimball Electronics, Inc	456
17,715	*	Lumentum Holdings, Inc	1,679
8,736		Methode Electronics, Inc	334
3,785		Motorola Solutions, Inc	644
180,700		Murata Manufacturing Co Ltd	16,359
4,340	*	Novanta, Inc	513
57,800		Omron Corp	5,160
1,511	*	OSI Systems, Inc	141
64,222	*	Ribbon Communications, Inc	421
13,456	*,e	Rogers Corp	2,090
5,900		Shimadzu Corp	229
31,435		Synnex Corp	2,560
48,500		TDK Corp	7,318
4,348		TE Connectivity Ltd	526
46,836	*	Trimble Inc	3,127
62,237	*	TTM Technologies, Inc	859
85,318		Vishay Intertechnology, Inc	1,767
15,895	*	Zebra Technologies Corp (Class A)	6,109
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	641,477

TELECOMMUNICATION SERVICES - 1.2%
79,759	*	Boingo Wireless, Inc	1,015
6,624,506	*	BT Group plc	11,940
193,993	*	Iridium Communications, Inc	7,629
551,132		KDDI Corp	16,341
75,553		Koninklijke KPN NV	230
2,960	*	Liberty Global plc (Class A)	72
7,192	*	Liberty Global plc (Class C)	170
921,525		Orange S. A.	10,971
185,118		Rogers Communications, Inc (Class B)	8,618
536,300		Singapore Telecommunications Ltd	941
2,639,500		Singapore Telecommunications Ltd	4,609
1,208,500		Softbank Corp	15,169
2,271		Swisscom AG.	1,223
2,071		Tele2 AB (B Shares)	27
394,386		Telefonica Deutschland Holding AG.	1,086
230,397		Telenor ASA	3,911
217,361		TeliaSonera AB	898
14,204		TELUS Corp	281
242,599	*	T-Mobile US, Inc	32,715
1,346,646		Verizon Communications, Inc	79,115
10,265,012		Vodafone Group plc	16,860
		TOTAL TELECOMMUNICATION SERVICES	213,821

TRANSPORTATION - 1.6%
115,400		All Nippon Airways Co Ltd	2,550
50,525		ArcBest Corp	2,156
143,974		Auckland International Airport Ltd	787
32,552	*	Avis Budget Group, Inc	1,214
425

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
209,029		Canadian National Railway Co	$22,980
47,700		Central Japan Railway Co	6,745
63,926		CH Robinson Worldwide, Inc	6,001
448,253		CSX Corp	40,679
900,692		Delta Air Lines, Inc	36,217
362,224		Deutsche Post AG.	17,943
134,300		East Japan Railway Co	8,960
53,304	*	Echo Global Logistics, Inc	1,430
75,281		Getlink S.E.	1,302
11,500		Hankyu Hanshin Holdings, Inc	383
6,165		Kansas City Southern	1,258
100		Keio Corp	8
16,500		Kintetsu Corp	723
18,511		Kuehne & Nagel International AG.	4,201
459		Landstar System, Inc	62
1,661,864		MTR Corp	9,294
161,978		Nippon Yusen Kabushiki Kaisha	3,779
132,954		Norfolk Southern Corp	31,591
1,374		Old Dominion Freight Line	268
123,000		SG Holdings Co Ltd	3,354
672,749	*,e	Singapore Airlines Ltd	2,183
364,523	*	Sydney Airport	1,804
1,279,550		Transurban Group	13,484
318,479		United Parcel Service, Inc (Class B)	53,632
200		West Japan Railway Co	10
		TOTAL TRANSPORTATION	274,998

UTILITIES - 1.8%
200,189	e	Algonquin Power & Utilities Corp	3,295
324,826		American Electric Power Co, Inc	27,048
38,037		American Water Works Co, Inc	5,837
500,415		APA Group	3,723
146,628		Centerpoint Energy, Inc	3,173
983,500		CLP Holdings Ltd	9,094
14,457		CMS Energy Corp	882
219,010		Consolidated Edison, Inc	15,828
218,974		Dominion Energy, Inc	16,467
24,387		DTE Energy Co	2,961
2,341,767		Enel S.p.A.	23,827
186,602		Energias de Portugal S.A.	1,171
158,422		Eversource Energy	13,705
117,320		Fortis, Inc	4,793
7,133,034		Hong Kong & China Gas Ltd	10,672
1,541,403		Iberdrola S.A.	22,150
503,460		Meridian Energy Ltd	2,696
263,382		Naturgy Energy Group S.A.	6,125
76,816	g	Orsted AS	15,717
242,992		Public Service Enterprise Group, Inc	14,166
612,383		Scottish & Southern Energy plc	12,543
190,604		Sempra Energy	24,285
10,780		South Jersey Industries, Inc	232
586,435		Southern Co	36,025
20,822	*	Sunnova Energy International, Inc	940
100		Toho Gas Co Ltd	7
426

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY			VALUE (000)
181,100		Tokyo Gas Co Ltd			$4,192
36,029		UGI Corp			1,260
132,546		WEC Energy Group, Inc			12,198
213,805		Xcel Energy, Inc			14,254
		TOTAL UTILITIES			309,266

		TOTAL COMMON STOCKS			10,382,278
		(Cost $7,266,079)

PREFERRED STOCKS - 0.3%

BANKS - 0.1%
233,115	*,e	Federal Home Loan Mortgage Corp			2,042
740,991	*,e	Federal National Mortgage Association			6,358
		TOTAL BANKS			8,400

INSURANCE - 0.0%
180,000	*	Assurant, Inc			4,925
		TOTAL INSURANCE			4,925

REAL ESTATE - 0.1%
390,000		Brookfield Property Partners LP			9,044
695,000		Brookfield Property Partners LP			14,873
		TOTAL REAL ESTATE			23,917

UTILITIES - 0.1%
490,000	e	Brookfield Infrastructure Partners LP			13,063
308,000		Brookfield Renewable Partners LP			8,402
		TOTAL UTILITIES			21,465

		TOTAL PREFERRED STOCKS			58,707
		(Cost $75,928)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
1,044,025		Repsol S.A.			358
		TOTAL ENERGY			358

MEDIA & ENTERTAINMENT - 0.0%
38,808	†	Media General, Inc			0
		TOTAL MEDIA & ENTERTAINMENT			0

		TOTAL RIGHTS / WARRANTS			358
		(Cost $366)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 5.5%

GOVERNMENT AGENCY DEBT - 2.3%
$12,500,000		Federal Agricultural Mortgage Corp (FAMC)	0.095%	05/28/21	12,495
1,000,000		Federal Farm Credit Bank (FFCB)	0.110	08/17/21	1,000
2,000,000		FFCB	0.110	09/28/21	1,998

427

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$20,000,000		Federal Home Loan Bank (FHLB)	0.090%	01/06/21	$20,000
9,281,000		FHLB	0.085	01/14/21	9,281
45,394,000		FHLB	0.075-0.080	01/27/21	45,392
9,295,000		FHLB	0.100	01/29/21	9,295
31,088,000		FHLB	0.075-0.092	02/10/21	31,085
35,000,000		FHLB	0.080	02/11/21	34,997
10,000,000		FHLB	0.085	02/22/21	9,999
28,743,000		FHLB	0.085-0.088	02/24/21	28,740
50,330,000		FHLB	0.085-0.115	02/26/21	50,324
20,000,000		FHLB	0.115	03/03/21	19,997
4,352,000		FHLB	0.085	03/19/21	4,351
40,000,000		FHLB	0.089	03/24/21	39,992
34,464,000		FHLB	0.090-0.095	05/19/21	34,451
29,000,000		FHLB	0.085	06/02/21	28,988
18,890,000		FHLB	0.080	06/04/21	18,882
		TOTAL GOVERNMENT AGENCY DEBT			401,267

REPURCHASE AGREEMENT - 0.2%
40,315,000	r	Fixed Income Clearing Corp (FICC)	0.050	01/04/21	40,315
		TOTAL REPURCHASE AGREEMENT			40,315

TREASURY DEBT - 2.2%
48,400,000		United States Cash Management Bill	0.097	01/05/21	48,400
70,000,000		United States Cash Management Bill	0.098	01/12/21	69,999
25,000,000		United States Cash Management Bill	0.096	02/23/21	24,998
10,000,000		United States Cash Management Bill	0.075	03/02/21	9,999
50,195,000		United States Cash Management Bill	0.080-0.084	03/16/21	50,188
43,163,000		United States Cash Management Bill	0.088	04/20/21	43,153
25,000,000		United States Treasury Bill	0.072	01/14/21	25,000
28,815,000		United States Treasury Bill	0.093	02/04/21	28,813
25,000,000		United States Treasury Bill	0.093	02/11/21	24,998
20,000,000		United States Treasury Bill	0.085	03/25/21	19,997
25,000,000		United States Treasury Bill	0.095	04/29/21	24,993
		TOTAL TREASURY DEBT			370,538

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
138,344,117	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.080		138,344
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			138,344

		TOTAL SHORT-TERM INVESTMENTS			950,464
		(Cost $950,452)
		TOTAL INVESTMENTS - 104.9%			18,240,982
		(Cost $14,802,615)
		OTHER ASSETS & LIABILITIES, NET - (4.9)%			(845,914)
		NET ASSETS - 100.0%			$17,395,068
428

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

Abbreviation(s):
ADR	American Depositary Receipt
CLP	Chilean Peso
EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
SOFR	Secure Overnight Financing Rate

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $217,707,398.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/20, the aggregate value of these securities is $1,645,008,887 or 9.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
q	In default
r	Agreement with Fixed Income Clearing Corporation, 0.050% dated 12/31/20 to be repurchased at $40,315,000 on 01/04/21, collateralized by U.S. Treasury Notes valued at $41,121,390.

Cost amounts are in thousands.

Forward foreign currency contracts outstanding as of December 31, 2020 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$12,291	CLP	9,350,000	Bank of America	02/24/21	$ (869)
	$2,953	EUR	2,471	Bank of America	02/26/21	(69)
Total						$ (938)

Abbreviation(s):
CLP	Chilean Peso
EUR	Euro
429

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2020

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 100.5%

GOVERNMENT AGENCY DEBT - 15.0%
$60,500,000		Federal Home Loan Bank (FHLB)	0.010%	01/04/21	$60,499
5,000,000		FHLB	0.010	01/06/21	5,000
3,100,000		FHLB	0.010	01/08/21	3,100
19,100,000		FHLB	0.010	01/15/21	19,099
57,983,000		FHLB	0.010	01/20/21	57,979
151,844,000		FHLB	0.010	01/22/21	151,836
132,585,000		FHLB	0.010	01/27/21	132,577
45,000,000		FHLB	0.100	01/28/21	45,000
70,700,000		FHLB	0.010	01/29/21	70,695
85,000,000		FHLB	0.100	02/03/21	85,000
136,000,000		FHLB	0.010	02/03/21	135,990
1,000,000		FHLB	0.010	02/04/21	1,000
29,828,000		FHLB	0.010	02/05/21	29,825
64,000,000		FHLB	0.010	02/08/21	63,995
104,656,000		FHLB	0.010	02/10/21	104,646
107,248,000		FHLB	0.010	02/17/21	107,236
57,035,000		FHLB	0.010	02/19/21	57,028
171,011,000		FHLB	0.010	02/24/21	170,989
16,250,000		FHLB	0.010	03/01/21	16,248
11,404,000		FHLB	0.010	03/05/21	11,402
69,000,000		FHLB	0.010	03/10/21	68,989
2,000,000		FHLB	0.010	03/12/21	2,000
25,000,000		FHLB	0.010	03/17/21	24,995
87,457,000		FHLB	0.010	03/19/21	87,440
6,950,000		FHLB	0.010	03/24/21	6,949
13,198,000		FHLB	0.010	03/26/21	13,195
10,000,000		FHLB	0.010	03/31/21	9,998
9,000,000		FHLB	0.010	05/26/21	8,997
36,000,000		FHLB	0.010	05/28/21	35,987
		TOTAL GOVERNMENT AGENCY DEBT			1,587,694

REPURCHASE AGREEMENT - 0.2%
18,835,000	r	Fixed Income Clearing Corp (FICC)	0.050	01/04/21	18,835
		TOTAL REPURCHASE AGREEMENT			18,835

TREASURY DEBT - 56.6%
221,720,000		United States Cash Management Bill	0.010	01/05/21	221,718
182,856,000		United States Cash Management Bill	0.010	01/12/21	182,851
77,273,000		United States Cash Management Bill	0.010	01/19/21	77,269
22,181,000		United States Cash Management Bill	0.010	01/26/21	22,179
270,189,000		United States Cash Management Bill	0.010	02/09/21	270,161
120,356,000		United States Cash Management Bill	0.010	02/16/21	120,343
332,827,000		United States Cash Management Bill	0.010	02/23/21	332,780
153,113,000		United States Cash Management Bill	0.010	03/02/21	153,093
180,359,000		United States Cash Management Bill	0.010	03/09/21	180,328
262,314,000		United States Cash Management Bill	0.010	03/16/21	262,266
201,000,000		United States Cash Management Bill	0.010	03/23/21	200,957
190,803,000		United States Cash Management Bill	0.010	03/30/21	190,765
430

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$99,065,000		United States Cash Management Bill		0.010%	04/06/21	$99,043
65,890,000		United States Cash Management Bill		0.010	04/13/21	65,873
126,659,000		United States Cash Management Bill		0.010	04/27/21	126,623
145,641,000		United States Treasury Bill		0.010	01/07/21	145,638
281,475,000		United States Treasury Bill		0.010	01/14/21	281,466
67,150,000		United States Treasury Bill		0.010	01/21/21	67,147
211,494,000		United States Treasury Bill		0.010	01/28/21	211,480
293,354,000		United States Treasury Bill		0.010	02/02/21	293,328
400,216,000		United States Treasury Bill		0.010	02/04/21	400,179
368,500,000		United States Treasury Bill		0.010	02/11/21	368,457
221,925,000		United States Treasury Bill		0.010	02/18/21	221,895
342,086,000		United States Treasury Bill		0.010	02/25/21	342,036
241,591,000		United States Treasury Bill		0.010	03/04/21	241,551
50,000,000		United States Treasury Bill		0.010	03/11/21	49,992
221,000,000		United States Treasury Bill		0.010	03/18/21	220,958
238,368,000		United States Treasury Bill		0.010	03/25/21	238,316
80,258,000		United States Treasury Bill		0.010	04/01/21	80,243
43,362,000		United States Treasury Bill		0.010	04/08/21	43,352
205,648,000		United States Treasury Bill		0.010	04/22/21	205,587
39,500,000		United States Treasury Bill		0.010	04/29/21	39,488
30,000,000		United States Treasury Note		2.125	01/31/21	30,050
10,000,000		United States Treasury Note		1.125	02/28/21	10,017
		TOTAL TREASURY DEBT				5,997,429

VARIABLE RATE SECURITIES - 28.7%
10,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	LIBOR 1 M + 0.120%	0.268	02/03/21	10,000
84,000,000	i	FAMC	SOFR + 0.070%	0.160	02/08/21	84,000
50,000,000	i	FAMC	LIBOR 1 M + 0.000%	0.153	02/17/21	50,000
50,000,000	i	FAMC	SOFR + 0.060%	0.150	02/22/21	50,000
75,000,000	i	FAMC	SOFR + 0.280%	0.370	03/23/21	75,000
30,000,000	i	FAMC	SOFR + 0.060%	0.150	03/25/21	30,000
50,000,000	i	FAMC	SOFR + 0.300%	0.390	03/26/21	50,000
15,000,000	i	FAMC	SOFR + 0.250%	0.340	05/14/21	15,000
50,000,000	i	Federal Farm Credit Bank (FFCB)	US Treasury Bill 3 M + 0.160%	0.255	01/19/21	50,000
100,000,000	i	FFCB	SOFR + 0.280%	0.370	04/23/21	100,000
75,000,000	i	FFCB	SOFR + 0.290%	0.380	04/23/21	75,000
100,000,000	i	FFCB	SOFR + 0.300%	0.390	04/27/21	100,000
63,000,000	i	FFCB	SOFR + 0.040%	0.130	08/04/21	63,000
64,000,000	i	FFCB	SOFR + 0.055%	0.145	10/15/21	64,000
64,000,000	i	FFCB	SOFR + 0.070%	0.160	02/17/22	64,000
50,000,000	i	FFCB	SOFR + 0.170%	0.260	03/15/22	50,000
85,000,000	i	FFCB	SOFR + 0.040%	0.130	06/01/22	84,997
34,000,000	i	FFCB	SOFR + 0.190%	0.280	07/14/22	34,000
20,000,000	i	FFCB	SOFR + 0.145%	0.235	07/28/22	20,000
15,000,000	i	FFCB	SOFR + 0.070%	0.160	08/11/22	15,000
85,000,000	i	FFCB	SOFR + 0.045%	0.135	09/08/22	84,993
21,000,000	i	FFCB	SOFR + 0.060%	0.150	10/21/22	21,000
85,000,000	i	Federal Home Loan Bank (FHLB)	SOFR + 0.030%	0.120	01/11/21	85,000
25,000,000	i	FHLB	LIBOR 1 M + 0.070%	0.218	01/11/21	25,000
30,000,000	i	FHLB	SOFR + 0.050%	0.140	01/22/21	30,000
50,000,000	i	FHLB	LIBOR 1 M - 0.045%	0.099	02/22/21	50,000
431

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$85,000,000	i	FHLB	SOFR + 0.040%	0.130%	02/26/21	$85,000
36,000,000	i	FHLB	SOFR + 0.065%	0.155	02/26/21	36,000
80,000,000	i	FHLB	SOFR + 0.280%	0.370	03/25/21	80,000
150,000,000	i	FHLB	SOFR + 0.230%	0.320	04/13/21	150,000
68,000,000	i	FHLB	SOFR + 0.070%	0.160	04/21/21	68,000
40,000,000	i	FHLB	SOFR + 0.055%	0.145	05/14/21	40,000
50,000,000	i	FHLB	SOFR + 0.100%	0.190	07/09/21	50,000
73,000,000	i	FHLB	SOFR + 0.120%	0.210	10/13/21	73,000
65,000,000	i	FHLB	SOFR + 0.065%	0.155	12/21/21	65,000
84,000,000	i	FHLB	SOFR + 0.080%	0.170	02/22/22	84,000
64,000,000	i	FHLB	SOFR + 0.055%	0.145	05/13/22	64,000
38,500,000	i	FHLB	SOFR + 0.090%	0.180	05/26/22	38,500
64,000,000	i	FHLB	SOFR + 0.085%	0.175	10/05/22	64,000
63,350,000	i	FHLB	SOFR + 0.060%	0.150	12/08/22	63,350
25,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR + 0.030%	0.120	01/22/21	25,000
44,000,000	i	FHLMC	SOFR + 0.030%	0.120	02/24/21	44,000
50,000,000	i	FHLMC	SOFR + 0.050%	0.140	03/05/21	50,000
40,000,000	i	FHLMC	SOFR + 0.240%	0.330	07/23/21	40,000
50,000,000	i	FHLMC	SOFR + 0.300%	0.390	10/25/21	50,000
64,000,000	i	FHLMC	SOFR + 0.095%	0.185	08/19/22	64,000
83,000,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.050%	0.140	03/04/21	83,000
100,000,000	i	FNMA	SOFR + 0.250%	0.340	03/24/21	100,000
60,000,000	i	FNMA	SOFR + 0.190%	0.280	04/05/21	60,000
80,000,000	i	FNMA	SOFR + 0.280%	0.370	04/26/21	80,000
40,000,000	i	FNMA	SOFR + 0.320%	0.410	10/22/21	40,000
50,000,000	i	FNMA	SOFR + 0.280%	0.370	10/27/21	50,000
21,000,000	i	FNMA	SOFR + 0.120%	0.210	07/29/22	21,000
		TOTAL VARIABLE RATE SECURITIES				3,047,840

		TOTAL SHORT-TERM INVESTMENTS				10,651,798
		(Cost $10,651,798)

		TOTAL INVESTMENTS - 100.5%				10,651,798
		(Cost $10,651,798)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%				(54,658)
		NET ASSETS - 100.0%				$10,597,140

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corporation, 0.050% dated 12/31/20 to be repurchased at $18,835,000 on 01/04/21, collateralized by U.S. Treasury Bond valued at $19,211,749.

Cost amounts are in thousands.
432

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of College Retirement Equities Fund and Participants of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account (constituting College Retirement Equities Fund, hereafter collectively referred to as the “Accounts”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 19, 2021

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

(A10944-A 2/21)

433

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(1) Copy of current SOX code of conduct for Senior Financial Officers

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: February 19, 2021	By:	/s/Liza M. Tyler
Liza M. Tyler
Principal Executive Officer and Senior Managing Director

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 19, 2021	By:	/s/Liza M. Tyler
Liza M. Tyler
Principal Executive Officer and Senior Managing Director (principal executive officer)

Dated: February 19, 2021	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)